As filed with the Securities and Exchange Commission on August 28, 2015

1933 Act Registration No. 33-72424
1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 155	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 156	[X]

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

JoEllen L. Legg, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	On August 31, 2015 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[ ]	on (date), pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a) (2)
[ ]	on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Seafarer Overseas Growth and Income Fund
Investor Class SFGIX
Institutional Class SIGIX

PROSPECTUS
August 31, 2015

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Summary Section	2
Investment Objective and Principal Investment Strategies	10
More on the Fund’s Investments and Related Risks	11
Disclosure of Portfolio Holdings	21
Management	21
Portfolio Managers	23
Administrator, Distributor and Transfer Agent of the Fund	24
Buying and Redeeming Shares	24
Share Transactions	32
Dividends and Distributions	35
Taxes	36
Financial Highlights	39
Privacy Policy	42
Additional Information About the Fund	Back Cover

Seafarer Overseas Growth and Income Fund

SUMMARY SECTION

Seafarer Overseas Growth and Income Fund (the “Fund”)

Investment Objective

The Fund seeks to provide long-term capital appreciation along with some current income. The Fund seeks to mitigate adverse volatility in returns as a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 calendar days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None
Total Other Expenses	0.50%	0.40%
Other Fund Expenses	0.35%	0.35%
Shareholder Service Plan Fees	0.15%	0.05%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses(1)	1.25%	1.15%
Fee Waiver and Expense Reimbursement(2)	-0.10%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.15%	1.05%

(1)	Expenses have been restated to reflect current fees.
(2)
Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”) has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year(s) in which the fees and expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2017 except with the approval of the Fund’s Board of Trustees.

Prospectus | August 31, 2015	2

Seafarer Overseas Growth and Income Fund

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$117	$377	$667	$1,495
Institutional Class	$107	$345	$612	$1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended April 30, 2015, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets in dividend-paying common stocks, preferred stocks, convertible securities, and debt obligations of foreign companies, foreign governments and their agencies, where “total assets” means net assets, plus the amount of any borrowings for investment purposes.
The Fund may invest a significant amount of its net assets in the securities of companies located in developing countries. The Fund’s investment adviser, Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”), considers that most Central and South American (“Latin American”), African, East and South Asian, and Eastern European nations are developing countries. Currently, these nations include, but are not limited to, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, United Arab Emirates and Vietnam.
Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE and MSCI.
The Fund may also invest a significant amount of its net assets in the securities of companies located in selected foreign developed nations, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, these nations include Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

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Seafarer Overseas Growth and Income Fund

Exposure to non-U.S. companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in non-U.S. securities.
The Fund may typically invest in convertible securities and debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment  grade debt, also known as “junk bonds.”  The Fund may generally invest in companies of any size or capitalization, including smaller companies. The Fund may allocate among equity and debt investments without limitation.
The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection, in comparison to a portfolio that invests only in the common stocks of developing countries. The strategy of owning convertible bonds and dividend-paying equities is intended to help the Fund meet its investment objective while reducing the volatility of the portfolio’s returns.
Principal Risks of the Fund
The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances that could prevent the Fund from achieving its investment objective. These include additional risks that are not described here, but which are described in the Statement of Additional Information.  It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Political, Social and Economic Risks

●
The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within emerging markets (including countries in which the Fund invests, as well as broader regions); international relations with other nations; natural disasters; corruption and military activity.

●
The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

●
Emerging markets in Eastern Europe, Latin America, the Middle East and Africa may be similarly negatively affected by political, military, religious and economic factors. Political upheaval and associated events may occur more frequently in the emerging market regions. United States military actions in much of the Middle East cannot be predicted.

●
Turmoil in developed nations may also impact contiguous emerging markets. Western Europe’s fiscal position and related concerns may impact the emerging economies of Eastern Europe. Similarly, hunger and disease in Africa and the rise of religious radical groups can adversely impact the growth of emerging economies on the continent of Africa.

Prospectus | August 31, 2015	4

Seafarer Overseas Growth and Income Fund

● The Fund cannot predict the effects of geopolitical events in the future on the United States and global economy and securities markets.

Foreign Issuer Risks

●
Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property.

●
Investments in foreign issuers may be subject to the risks described above under “Political, Social and Economic Risks,” as well as, depending on the country in question, currency fluctuations; higher transaction costs; delayed settlement; possible controls on investment, including limitations on foreign ownership; expropriation and nationalization risks; sanctions or other measures by the United States or other governments; liquidity risks and extended trading halts; abnormally high price volatility; and less stringent investor protection and disclosure standards of foreign markets, such as the lack of availability of financial statements printed in English and different accounting standards versus U.S. Generally Accepted Accounting Principles (GAAP).

●
In order to gain exposure to certain foreign issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Currency Risks

●
When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, emerging market countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income, or may impose fees for doing so. Such controls may also affect the value of the Fund’s holdings. Certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

Risks Associated with Emerging Markets

●
Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks, including risks described under the heading “Foreign Issuer Risks” above. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States. Emerging markets may be especially prone to currency-related risks.

●
Investments in emerging markets may be subject to related volatility risk. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of emerging market securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (net asset value, or “NAV”) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

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Seafarer Overseas Growth and Income Fund

Trading Markets and Depositary Receipts

●
Emerging market securities may trade in the form  of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. Depository receipts may not enjoy the same degree of liquidity as the underlying securities that they represent. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Common and Preferred Stock Risks

●
Stock markets are volatile. The prices of common and preferred stocks fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The Fund may invest in the common stocks of companies that have historically paid dividends; however, there is no certainty that such companies that have historically paid dividends will continue to do so in the future. Dividend-paying common stocks, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

●
The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

●
The prices of common and preferred stocks, even those that pay regular dividends, can be highly volatile. Investors should not assume that the Fund’s investments in such securities will necessarily reduce the volatility of the Fund’s NAV.

Smaller Company Risk

●
Investments in the securities of smaller companies may be considered speculative. Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, and greater vulnerability to competition and changes in markets. Smaller companies may be more dependent on one or a few key persons and may lack depth of management.

●
Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities. The securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. Larger portions of stock may be held by a small number of investors (including founders and management) than is typical of larger companies.

●
The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of smaller companies’ securities more difficult than it would be for larger companies’ securities.

Prospectus | August 31, 2015	6

Seafarer Overseas Growth and Income Fund

Risks Associated with Mid-Capitalization Issuers

●
Investments in mid-capitalization issuers may be more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid-capitalization issuers may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other securities, especially over the short term.

Interest Rate Risk

●
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations.

Convertible Securities

●
The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many emerging market convertible securities are not rated by rating agencies, or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Fund to value such securities.

High Yield or Junk Bond Risk

●
The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher-grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Credit Risk

●
If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher rated debt obligations to default, ratings downgrades, and liquidity risk.

Managed Portfolio Risk

● The portfolio manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

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Seafarer Overseas Growth and Income Fund

Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information  is available on the Fund’s website at seafarerfunds.com or by calling 1-855-732-9220.

Annual Total Returns
Institutional Class (SIGIX)
For years ended December 31
The Fund’s Institutional Class year-to-date return as of June 30, 2015 was 10.94%.
Average Annual Total Returns
For periods ended December 31, 2014
Fund Name	Return Type	1 Year	Since Inception (2/15/2012)
Seafarer Overseas Growth and Income Fund - Institutional	Before Taxes	-0.32	6.57
	After Taxes on Distributions(1)	-1.43	5.46
	After Taxes on Distributions and Sale of Fund Shares(1)	0.08	4.75
Seafarer Overseas Growth and Income Fund - Investor(2)	Before Taxes	-0.52	6.43
MSCI Emerging Markets Total Return Index	No fees, expenses, or taxes applied	-1.82	-0.57
(1)
After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Prospectus | August 31, 2015	8

Seafarer Overseas Growth and Income Fund

(2)
After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when they buy or sell shares of the Fund.

Investment Adviser

Seafarer Capital Partners, LLC is the investment adviser to the Fund.

Portfolio Managers

Andrew Foster is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Foster is the Portfolio Manager for the Fund. Mr. Foster has held his role since the inception of the Fund in 2012.

Purchase and Sale of Fund Shares

The Fund offers two classes of shares, an Investor Class and an Institutional Class, each of which is offered by this Prospectus. The minimum initial investment for the Investor Class is $2,500 for all accounts, except that the minimum initial investment is $1,000 for retirement and education savings accounts  and $1,500 for automatic investment plan accounts. The minimum initial investment for the Institutional Class is $100,000 for all accounts. Investors generally may meet the minimum initial investment for the Institutional Class by aggregating multiple accounts within the Fund. If a shareholder invests in the Fund through a financial adviser or intermediary, the minimum initial investment for the Institutional Class may be met if that financial adviser or intermediary aggregates investments of multiple clients to meet the minimum. The minimum investment for subsequent purchases is $100 for both share classes.

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading. You may purchase and sell shares directly with the Fund through the Fund’s website at seafarerfunds. com, by telephone at 1-855-732-9220, by regular mail at P.O. Box 44474, Denver, Colorado 80201, or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for further information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Seafarer Overseas Growth and Income Fund

SEAFARER OVERSEAS GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Seafarer Overseas Growth and Income Fund (the “Fund”) seeks to provide long-term capital appreciation along with some current income. The Fund seeks to mitigate adverse volatility in returns as a secondary objective.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets in dividend-paying common stocks, preferred stocks, convertible securities, and debt obligations of foreign companies, foreign governments and their agencies, where “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest a significant amount of its net assets in the securities of companies located in developing countries. The Fund’s investment adviser, Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”), considers that most Central and South American (“Latin American”), African, East and South Asian, and Eastern European nations are developing countries. Currently, these nations include, but are not limited to, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, United Arab Emirates and Vietnam.

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE and MSCI.

The Fund may also invest a significant amount of its net assets in the securities of companies located in selected foreign developed nations, which in the Adviser’s opinion have significant economic and financial linkages to developing countries. Currently, these nations include Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors. A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has more than 50% of its assets in the particular country.

Prospectus | August 31, 2015	10

Seafarer Overseas Growth and Income Fund

Exposure to non-U.S. companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in non-U.S. securities.

The Fund may typically invest in convertible securities and debt obligations of any quality or duration. Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.”  The Fund may generally invest in companies of any size or capitalization, including smaller companies. The Fund may allocate among equity and debt investments without limitation.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection, in comparison to a portfolio that invests only in the common stocks of developing countries. The strategy of owning convertible bonds and dividend-paying equities is intended to help the Fund meet its investment objective while reducing the volatility of the portfolio’s returns.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Securities in Which the Fund Invests?

Equity Securities

Equity securities are securities that signify ownership interest in a corporation and represent a claim on part of the corporation’s assets and earnings. Equity securities may include common stocks, preferred stocks, convertible securities, equity interest in non-U.S. investments or trusts, depositary receipts, equity interests in publicly traded limited partnerships/units and other equity investments. The Fund may invest in equity or equity-related securities and equipment lease certificates,  equipment trust certificates and conditional sales contracts, or limited partnership interests.

Convertible Securities

Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. In addition, the owner of convertible securities often receives interest or income until the security is converted. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

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Seafarer Overseas Growth and Income Fund

Fixed-Income Securities, Including Corporate and Sovereign Debt

All fixed-income securities are subject to two primary types of risks: credit risk and interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Sovereign debt securities are debt obligations issued by governments or their related agencies. Sovereign debt is subject to the risk that the entity that controls the repayment of debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt.   That ability or willingness may be affected by several factors, including its fiscal position, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the entity’s standing with international agencies such as the International Monetary Fund, and the political constraints to which the entity may be subject.

Foreign Securities

The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States including companies located in emerging markets. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

Depositary Receipts (ADRs, EDRs and GDRs)

The Fund may invest in the securities of foreign companies in the form of depositary receipts or other securities convertible into securities of foreign companies. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently  and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into  which they may be converted.  Investments in ADRs, EDRs and GDRs present additional investment considerations as described under “Risks Associated with Emerging Markets” above.

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Seafarer Overseas Growth and Income Fund

What are the Non-Principal Strategies of the Fund?

Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s objective.

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Temporary Defensive Investments/Cash and Cash Equivalents

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. Under such circumstances, the Fund may not achieve its investment objective. The Fund may also hold all or a portion of its uninvested cash in foreign currencies or their equivalents.

When-Issued and Delayed Delivery Securities

The Fund may buy, sell, or receive by corporate action, securities on a when-issued or delayed delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade.

Borrowing and Leverage

The Fund may borrow as a temporary measure for extraordinary or emergency purposes, including to meet redemptions or to settle securities transactions. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging increases the Fund’s exposure to capital risk, and borrowed funds are subject to interest costs that will reduce net income. Leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund that can exceed the income from the assets purchased with the borrowings.

Cash Flows

The ability of the Fund to satisfy its investment objective depends to some extent on the portfolio manager’s ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). The manager will make investment changes to the Fund’s portfolio to accommodate cash flow while continuing to seek its investment objective.

Derivatives

The Fund may use instruments referred to as derivative securities.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, spreads between interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). The portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. The Fund may use derivatives for hedging purposes. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.
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Seafarer Overseas Growth and Income Fund

Hedging

Although the Fund is permitted to actively hedge currencies or assets, the Fund does not anticipate, under normal market conditions, actively hedging currencies or assets to any material extent. Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased.

The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option. There can be no assurance that the Fund’s hedging strategies will be effective. The Fund is not required to engage in hedging transactions and the Fund may choose not to do so.

Foreign Exchange Transactions

The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for the purpose of settling transactions for securities denominated in foreign currencies. The Fund intends to conduct any foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific amount of currency at a future date, at a price and on a date set at the time of the contract. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions prevailing as the contract is struck.

Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity.

The Fund will segregate liquid assets that will be marked-to-market daily to meet its forward contract commitments to the extent required by the SEC. The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (ii) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (i) above, as marked-to-market daily.

The Fund may also (but is not required to) use the Currency Instruments described above to hedge against movements in a security the Fund owns or intends to acquire. Under normal market conditions, the Fund does not anticipate using such currency instruments to actively hedge exposures within the portfolio.

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Seafarer Overseas Growth and Income Fund

Because foreign currency transactions occurring in the inter-bank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Investment Limitations

Except with respect to the illiquid investment restrictions set forth above, all limitations on the Fund’s investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

Portfolio Turnover

The Fund is intended as a long-term investment vehicle. As such, it does not intend to engage in short-term trading; however, it may do so from time to time.  This means that the Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio manager believes an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income. Please note that shareholder activity (redemptions or subscriptions to the Fund) may influence the Fund’s portfolio turnover rate.

What are the Principal Risks of Investing in the Fund?

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here; please see the Statement of Additional Information) that could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Political, Social and Economic Risks

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The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within emerging markets (including countries in which the Fund invests, as well as broader regions); international relations with other nations; natural disasters; corruption and military activity.

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The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

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Seafarer Overseas Growth and Income Fund

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Emerging markets in Eastern Europe, Latin America, the Middle East and Africa may be similarly negatively affected by political, military, religious and economic factors. Political upheaval and associated events may occur more frequently in the emerging market regions. United States military actions in much of the Middle East cannot be predicted.

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Turmoil in developed nations may also impact contiguous emerging markets. Western Europe’s fiscal position and related concerns may impact the emerging economies of Eastern Europe. Similarly, hunger and disease in Africa and the rise of religious radical groups can adversely impact the growth of emerging economies on the continent of Africa.

● The Fund cannot predict the effects of geopolitical events in the future on the United States and global economy and securities markets.

Foreign Issuer Risks

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Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property.

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Investments in foreign issuers may be subject to the risks described above under “Political, Social and Economic Risks,” as well as, depending on the country in question, currency fluctuations; higher transaction costs; delayed settlement; possible controls on investment, including limitations on foreign ownership; expropriation and nationalization risks; sanctions or other measures by the United States or other governments; liquidity risks and extended trading halts; abnormally high price volatility; and less stringent investor protection and disclosure standards of foreign markets, such as the lack of availability of financial statements printed in English and different accounting standards versus the U.S. Generally Accepted Accounting Principles (GAAP).

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In order to gain exposure to certain foreign issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Currency Risks

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When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, emerging market countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income, or may impose fees for doing so. Such controls may also affect the value of the Fund’s holdings. Certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. See “Taxes” below. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

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Seafarer Overseas Growth and Income Fund

Risks Associated with Emerging Markets

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Emerging markets are often less stable politically and economically than developed markets such as the United States, and investing in emerging markets involves different and greater risks, including risks described under the heading “Foreign Issuer Risks” above. The stock exchanges and brokerage industries of emerging markets do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States. Emerging markets may be especially prone to currency-related risks.

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Investments in emerging markets may be subject to related volatility risk. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of emerging market securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (net asset value, or “NAV”) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Trading Markets and Depositary Receipts

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Emerging market securities may trade in the form  of depositary receipts, including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. Depositary receipts may not enjoy the same degree of liquidity as the underlying securities that they represent. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Common and Preferred Stock Risks

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Stock markets are volatile. The prices of common and preferred stocks fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The Fund may invest in the common stocks of companies that have historically paid dividends; however, there is no certainty that such companies that have historically paid dividends will continue to do so in the future. Dividend-paying common stocks, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

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The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

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The prices of common and preferred stocks, even those that pay regular dividends, can be highly volatile. Investors should not assume that the Fund’s investments in such securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of securities, when markets perform poorly.

Smaller Company Risk

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Investments in the securities of smaller companies may be considered speculative. Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, and greater vulnerability to competition and changes in markets. Smaller companies may be more dependent on one or a few key persons and may lack depth of management.

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Seafarer Overseas Growth and Income Fund

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Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities. The securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general. Larger portions of stock may be held by a small number of investors (including founders and management) than is typical of larger companies.

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The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of smaller companies’ securities more difficult than it would be for larger companies’ securities.

Risks Associated with Mid-Capitalization Issuers

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Investments in mid-capitalization issuers may be more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid-capitalization issuers may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other securities, especially over the short term.

Convertible Securities

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The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many emerging market convertible securities are not rated by rating agencies like Standard & Poor’s Corporation Ratings Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings, Inc. (“Fitch”), or, if they are rated, they may be rated below investment grade (“junk bonds”), which may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Fund to value such securities.

Interest Rate Risk

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Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations.

High Yield or Junk Bond Risk

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The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher-grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

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Seafarer Overseas Growth and Income Fund

Credit Risk

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If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher rated debt obligations to default, ratings downgrades, and liquidity risk.

Managed Portfolio Risk

● The portfolio manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

What are the Non-Principal Risks of Investing in the Fund?

General Risks

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase. If the value of the Fund’s investments declines, the net asset value (“NAV”) per share of the Fund will decline and investors may lose some or all of the value of their investment.

Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV of the Fund is therefore not calculated. Accordingly, the NAV of the Fund may be significantly affected on days when shareholders are not able to buy or sell shares of the Fund. For additional information on the calculation of the Fund’s NAV, see “How Fund Shares are Priced” below.

Your investment in the Fund is exposed to different risks, many of which are described below. Because of these risks, your investment in the Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in the Fund only for the long term (at least five years), so that you can better manage the volatility associated with the Fund’s performance.

Liquidity and Valuation Risk

Certain of the Fund’s investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price or time. As a result, these securities may be more difficult to value. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity and valuation risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities and foreign securities, particularly those of issuers located in emerging markets.

Market Timing and other Short-Term Trading

The Fund is not intended for short-term trading by investors. Investors who hold shares of the Fund for the short term, including market-timers, may harm the Fund and other shareholders by diluting the value of their shares, disrupting management of the Fund’s portfolio and causing the Fund to incur additional costs, which are borne by non-redeeming shareholders. The Fund attempts to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Fund attempts to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between the Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign markets and the closing time of U.S. markets (when the Fund’s NAV is calculated).

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Seafarer Overseas Growth and Income Fund

Security Selection Risk

Seafarer uses a research-driven strategy to select securities. When selecting equity securities for the Fund, Seafarer seeks to identify investments that are undervalued by the market in comparison to Seafarer’s assessment of the companies’ intrinsic value. Factors considered in the analysis include strong and improving cash flow generation, earnings profile, normalized profitability level and returns on capital. Seafarer may cause the Fund’s net assets to be invested in a manner that is substantially different from the Fund’s primary benchmark index, and this may lead to material differences in performance.

Seafarer seeks to incorporate its global research when determining the impact of economic factors on emerging equity markets and underlying securities in the portfolio. There is no guarantee that Seafarer’s security selection techniques will achieve the Fund’s investment objective or produce desired results.

Risks Related to Credit Ratings, Unrated Securities, and High Yield Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Seafarer does not rely solely on credit ratings, and may develop its own tools to analyze the creditworthiness of issuers.

The Fund may purchase unrated securities (which are not rated by a rating agency). Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. High-yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks, and may be less liquid than higher-rated securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to adverse liquidity conditions. Issuers of securities in default may fail to resume principal and interest payments, in which case the Fund may lose its entire investment.

Risks Related to Initial Public Offerings (IPOs)

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on the Fund’s performance than when the Fund is larger. Although IPO investments have had a positive impact on the performance of some funds, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future, or that the Fund’s investments in IPOs will have a positive impact on the Fund’s performance.

Risks Related to Expenses

Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater than those indicated.

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Seafarer Overseas Growth and Income Fund

Risks Arising from Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Fund.

Derivatives

Derivatives are generally described above under “What Are the Non-Principal Strategies of the Fund?” Under normal market circumstances, the Fund does not intend to invest in derivatives. However, it may do so for risk management purposes or as part of broader investment strategies. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Also, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Repurchase Agreements, Reverse Repurchase Agreements and Other Borrowings

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

A Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase the securities at an agreed upon price, date and rate of interest. The repurchase price under the agreements equals the price paid by a counterparty plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account an amount of cash, U.S. government securities or other liquid, high-grade debt securities at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s Statement of Additional Information.

MANAGEMENT

Seafarer Capital Partners, LLC, subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 2011, and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 700 Larkspur Landing Circle, Suite 105, Larkspur, CA, 94939.

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Seafarer Overseas Growth and Income Fund

Pursuant to the Investment Advisory and Management Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.75% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Fund has adopted a Shareholder Services Plan (the “Services Plan”) for each of its share classes. Under the Services Plan, the Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. The Services Plan will cause the Fund to pay an aggregate fee, not to exceed on an annual basis 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable.

The Adviser has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees.

The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of the Fund’s Advisory Agreement is provided in the Fund’s Annual Report to shareholders for the period ended April 30, 2015.

During the most recent fiscal year ended April 30, 2015, the Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment adviser. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

Total Annual Advisory Fee (as a percentage of daily net assets)	Annual Advisory Fee to Investment Adviser (as a percentage of daily net assets)
0.78%	0.72%

Adviser’s Philosophy

Seafarer believes that disciplined active management, applied over a long-term horizon, can enhance investment performance and mitigate portfolio volatility.

Seafarer believes that structural inefficiencies exist within the financial markets of most developing countries. These inefficiencies can give rise to persistent mispricing of individual securities. Such inefficiencies may result from pronounced fluctuations in liquidity conditions, which can distort valuations; alternatively, they may arise from information asymmetries, where market participants misjudge the quality and growth prospects of a given business.

Seafarer further believes that most benchmark indices used to measure the performance of developing markets may incorporate certain shortcomings or biases. These biases mean that popular benchmarks may not fully represent the underlying economic and financial activity that they are supposed to track. Seafarer thinks the presence of these two anomalies – mispriced individual securities, and benchmarks that incorporate biases – might provide an opportunity to enhance long-term investment performance for the benefit of shareholders.

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Seafarer Overseas Growth and Income Fund

In order to construct portfolios, Seafarer typically follows two steps: first, Seafarer seeks to identify and invest in those companies capable of generating sustained growth, but whose prospects have not been widely appreciated by financial markets. Second, Seafarer aims to build diversified and low-turnover portfolios that emulate the characteristics of a reasonable index – one that represents underlying economic activity in select developing markets, and which avoids the biases and shortcomings that Seafarer believes are inherent in standard benchmarks in the developing world.

Seafarer believes that fundamental research on individual companies is the best means by which to capitalize on persistent inefficiencies in financial markets. Seafarer constructs portfolios from the “bottom up,” meaning that it selects individual securities based on their specific merits.

Seafarer believes its process is best suited to a long-term investment horizon. Seafarer avoids chasing short-term investment themes or trying to time markets.

Seafarer’s objective is to provide long-term investment portfolios that offer sustainable growth, reasonable income, suitable diversification and which mitigate volatility. Seafarer’s goal is to build lasting wealth for its clients over time.

PORTFOLIO MANAGERS

The portfolio manager is primarily responsible for the day-to-day operation of the Fund.

Information about the portfolio manager, including information about the portfolio manager’s business experience, appears below. More information about the portfolio manager’s compensation, other accounts managed and the portfolio manager’s ownership of securities in the Fund is included in the Statement of Additional Information.

Andrew Foster is the Portfolio Manager of the Fund, and has been so since its inception in 2012. He is also the Chief Executive Officer and Chief Investment Officer of Seafarer Capital Partners, LLC, investment adviser to the Fund.

Before founding Seafarer Capital Partners in 2011, Mr. Foster was a Lead Portfolio Manager, Acting Chief Investment Officer, and Director of Research at Matthews International Capital Management, LLC, adviser to the Matthews Asia Funds. Mr. Foster began his career in the investment industry at Matthews in 1998.

Mr. Foster holds an A.B. in Public Policy and a secondary degree in Economics from Stanford University and an M.B.A. from INSEAD in France.

Experience:

2008 – 2011	Lead Manager of the Matthews Asia Growth and Income Fund (MACSX)
2005 – 2008	Co-Manager of the Matthews Asia Growth and Income Fund (MACSX)
2003 – 2005	Assistant Manager of the Matthews Asia Growth and Income Fund (MACSX)
2005 – 2011	Founder, Lead Manager and Co-Manager of Matthews India Fund (MINDX)
2006 – 2011	Founder, Lead Manager and Co-Manager of Matthews Asia Dividend Fund (MAPIX)
2008 – 2009	Acting Chief Investment Officer, Matthews International Capital Management (San Francisco)
2003 – 2007	Director of Research, Matthews International Capital Management (San Francisco)
1998 – 2001	Investment Analyst, Matthews International Capital Management (San Francisco)
1996 – 1998	Business Analyst, A.T. Kearney (Singapore)

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Seafarer Overseas Growth and Income Fund

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Fund’s administrator, fund accounting agent and transfer agent. ALPS Distributors, Inc. (“ADI” or the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

The following tables provide a summary of certain information about how to buy or redeem shares. The information in these tables is qualified in its entirety by the detailed descriptions that follow. You should read these tables in conjunction with the rest of the information in this section.

Investment Minimums*

	Investor Shares	Institutional Shares
Minimum Initial Investment	$2,500 for all accounts, except that the minimum initial investment is $1000 for retirement and education savings accounts and $1500 for automatic investment plan accounts.
$100,000 for all accounts. Investors generally may meet the minimum initial investment by aggregating multiple accounts within the Fund. If a shareholder invests through a financial adviser or intermediary, the minimum initial investment may be met if that financial adviser or intermediary aggregates investments of multiple clients to meet the minimum.

Minimum Subsequent Investment	$100	$100

*	The Fund reserves the right to waive or change investment minimums, in general or for accounts as sold through specific financial intermediaries. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums. The Fund cannot necessarily ensure that various financial intermediaries will enforce investment minimums. Employees of the Adviser and their families are not subject to any initial or subsequent investment minimums.

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Seafarer Overseas Growth and Income Fund

Opening An Account

By Mail
You may obtain an account application by calling 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday, or via the Fund’s website at seafarerfunds.com.

Please mail your completed account application and a personal check payable to Seafarer Funds to:

	Regular Mail: Seafarer Funds P.O. Box 44474 Denver, CO 80201	Overnight Mail: Seafarer Funds 1290 Broadway, Suite 1100 Denver, CO 80203
Online	Please visit seafarerfunds.com
By Broker / Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire
To open an account and make an initial investment by wire, please first complete an account application form (see the options above).

After the Fund has received your completed account application form at one of the addresses listed above, you will receive an account number. Please ensure that your bank receives this account number as part of your wiring instructions.

For more details on wiring instructions, please call 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday, or visit seafarerfunds.com/wiring-instructions.

Please note that most banks charge fees when sending wires.

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Seafarer Overseas Growth and Income Fund

Adding To An Account (Subsequent Investment)

Existing Investor and Institutional Class shareholders may purchase additional shares of the same class for all authorized accounts through the methods described below.

By Mail
Please send a letter (with your account number) or statement stub to the Fund, or complete a subscription form (available at seafarerfunds.com or by calling 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday).

Mail the letter or completed form, along with a personal check payable to Seafarer Funds, to:

	Regular Mail: Seafarer Funds P.O. Box 44474 Denver, CO 80201	Overnight Mail: Seafarer Funds 1290 Broadway, Suite 1100 Denver, CO 80203
Online
Before you can make a subsequent investment online, you must first establish online account access. You will need your Fund account number and your Social Security Number to establish online account access. Visit seafarerfunds.com and select Account Login, where you will be able to create a user ID and password.

Via Automatic Investment Plan
You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the account application.

Additionally, you may establish an Automatic Investment Plan by completing the Account Options Form available at seafarerfunds.com.

By Broker / Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire
Please call us at 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday, and inform us that you will be wiring funds.

Please ensure that your bank receives your Fund account number as part of your wiring instructions. For more details on wiring instructions, please call 1-855-732-9220 or visit seafarerfunds.com/wiring-instructions.

Please note that most banks charge fees when sending wires.

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Seafarer Overseas Growth and Income Fund

Selling Shares (Redeeming Your Investment)

By Mail
Please send a letter (with your account number) or complete a redemption form (available at seafarerfunds.com or by calling 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday).

Mail the letter or completed form to:

	Regular Mail: Seafarer Funds P.O. Box 44474 Denver, CO 80201	Overnight Mail: Seafarer Funds 1290 Broadway, Suite 1100 Denver, CO 80203

Please include your name, account number and sale amount in dollars or shares. Please ensure that each owner of the account signs the letter or form.

For security purposes, a medallion signature guarantee will be required if:

	1.	Your written request is for an amount over $250,000; or

	2.	A change of address was received by the Fund’s transfer agent within the last 30 days; or

	3.	The money is to be sent to a destination other than your bank account or address of record.

For more information on obtaining a medallion signature guarantee, see “Medallion Signature Guarantees” in this Prospectus.
By Phone
Please call 1-855-732-9220 between 9:00 AM and 8:00 PM ET, Monday through Friday to redeem your shares.

When you open your account you will automatically have the ability to redeem shares by telephone unless you specify otherwise on your account application. To change your telephone preferences, please complete the Account Options Form available at seafarerfunds.com or call 1-855-732-9220.

PLEASE NOTE: Redemption by phone is not available for retirement or education savings accounts.

By Wire
If you have previously established wiring instructions for your account, please call 1-855-732-9220 to redeem your shares, or complete a redemption form available at seafarerfunds.com. Please note that your bank may charge a fee in order to process the wire.

If you have an open account, but have not previously established wiring instructions for that account, please send us a written request to add such wiring instructions to your account. In order to do this, please complete the Transaction Request Form or Account Options Form available at seafarerfunds.com or call 1-855-732-9220.

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Seafarer Overseas Growth and Income Fund

Online
Before you can sell shares online, you must first establish online account access. You will need your Fund account number and your Social Security Number to establish online account access. Visit seafarerfunds.com and select Account Login, where you will be able to create a user ID and password.

By Broker / Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid medallion signature guarantee form, when changing certain information in an account (i.e., wiring instructions etc.). For information on obtaining a medallion signature guarantee, see “Medallion Signature Guarantees” in this Prospectus.

Classes of Shares

The Fund offers two classes of shares, an Investor Class and an Institutional Class.

Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own charges and expense structure. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

●	how long you expect to own the shares;
●	how much you intend to invest;
●	total expenses associated with owning shares of each class.

With certain exceptions, the Institutional Class shares are typically offered only to those investors that purchase at least the prescribed minimum amount of the Fund. Institutional Class shares are offered directly, via the Fund’s transfer agent, and through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers). Such intermediaries may require payments for the provision of distribution, administrative or shareholder retention services, and networking and/or omnibus account fees. Some of the foregoing payments may be borne by the Adviser or other service providers to the Fund; some payments (except those related to distribution) may be borne directly by the Fund.

Not all financial intermediaries offer all classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

Share Class Transfers

Fund shareholders may transfer shares between the Investor and Institutional classes. Share class transfers must generally meet the minimum investment requirements described in “Investment Minimums” in this Prospectus, though the Fund reserves the right to waive or change investment minimums. A share class transfer is generally not considered a taxable transaction and is not subject to a short-term redemption fee. You may request a share class transfer by telephone or by mail. Please call Shareholder Services at 1-855-732-9220 for more information.

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Seafarer Overseas Growth and Income Fund

Shareholder Services Plan for Investor Class and Institutional Class Shares

The Fund has adopted a Shareholder Services Plan (a “Services Plan”) for each of its share classes. Under the Services Plan, the Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. Shareholder service arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, and disbursing cash dividends as well as other investment or administrative services required for the particular Participating Organization’s products, programs, platform and accounts.

The Services Plan will cause the Fund to pay an aggregate fee, not to exceed on an annual basis 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund.

Apart from the Services Plan, the Adviser may use revenues from its advisory fees, as well as past profits or its resources from any other source, to make payments to the Distributor of the Fund or other parties with respect to any expenses incurred in connection with the distribution of the Fund’s shares. The Fund’s Distributor or other service providers may also use past profits or resources from any other source to make payments with respect to the distribution of the shares of the Fund. However, any such distribution payments made by the Adviser, Distributor or service providers are not expenses that will be borne by the Services Plan.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Adviser or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to the fees disclosed in this Prospectus. You should ask your financial intermediary for details about any such payments it receives from the Adviser or the Distributor and their affiliates, or any other fees or expenses it charges.

Payments to Broker-Dealers or Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

Investment Minimums

The minimum initial investment for the Investor Class is $2,500 for all accounts, except that the minimum initial investment is $1000 for retirement and education savings accounts and $1500 for automatic investment plan accounts. The minimum initial investment for the Institutional Class is $100,000 for all accounts. Investors generally may meet the minimum initial investment for the Institutional Class by aggregating multiple accounts within the Fund. If a shareholder invests in the Fund through a financial adviser or intermediary, the minimum initial investment for the Institutional Class may be met if that financial adviser or intermediary aggregates investments of multiple clients to meet the minimum. The minimum investment for subsequent purchases is $100 for both share classes.

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Seafarer Overseas Growth and Income Fund

The Fund reserves the right to waive or change investment minimums, in general or for accounts as sold through specific financial intermediaries. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums. The Fund cannot necessarily ensure that various financial intermediaries will enforce investment minimums.

Employees of the Adviser and their families are not subject to any initial or subsequent investment minimums.

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Seafarer Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

Investors may be charged a fee if they effect transactions through a broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, the Fund is available only to U.S. citizens and/or residents.

The Fund will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

Automatic Investment Plans

Automatic Investment Plans allow you to make regular investments in the Fund through automatic deductions from your bank account. Automatic Investment Plans are offered for both the Investor and Institutional share classes. You may establish an Automatic Investment Plan when you open your account or, for an existing account, by completing the Account Options Form available at seafarerfunds. com. The minimum automatic deduction is $100 per month or quarter. There is no charge to participate in the Fund’s Automatic Investment Plan. You can stop the deductions at any time by notifying the Fund in writing or via telephone at 1-855-732-9220.

Redeeming Shares

Redemptions, like purchases, may be made directly through the Fund or through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing, redemption or service fee in connection with the redemption of shares.

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Seafarer Overseas Growth and Income Fund

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 7 business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a medallion signature guarantee, as described in “Medallion Signature Guarantees” in this Prospectus.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

The Fund reserves the right to make redemption payments in securities rather than cash. If the Fund deems it advisable that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges and other transaction-related fees on the sale of any securities received as a result of a redemption in-kind.

Medallion Signature Guarantees

A medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. The Fund requires a medallion signature guarantee on any written redemption over $250,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. Medallion signature guarantees must be obtained from a participant in a medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the Financial Industry Regulatory Authority, Inc. or members of the New York Stock Exchange. Call your financial institution to find out if it participates in a medallion program, or call the Fund at 1-855-
732-9220 for information on obtaining a medallion signature guarantee.

Redemption Fees

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2.00% redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other transaction costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

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Seafarer Overseas Growth and Income Fund

The Fund may also permit waivers of the short-term redemption fee for the following transactions:

●	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;
●	Redemptions related to a disability as defined by Internal Revenue Service requirements;
●	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;
●	Redemptions due to divorce for shares transferred pursuant to a divorce decree;
●	Redemptions of shares through a systematic withdrawal plan;
●	Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;
●	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;
●	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;
●	Rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund;
●	Redemptions in-kind;
●	Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of the Fund by the Board of Trustees;
●	Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;
●	Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and
●	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. Certain intermediaries may charge additional fees in association with redemptions. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether and how short-term redemption fees will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

If at any time your account balance falls below the applicable minimum initial investment amount for the share class and type of account described under “Investment Minimums” in this Prospectus due to redemptions, a letter may be sent advising you to add to your account to meet the applicable minimum account balance, to transfer your shares to another share class of the Fund for which you are eligible, or to redeem the remaining shares in your account. If action is not taken within 30 days of the notice, the Fund may require mandatory redemption of shares, or the Fund may elect to transfer the shares to another share class of the Fund for which you are eligible. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

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Seafarer Overseas Growth and Income Fund

The Fund reserves the right to waive or change investment minimums. Employees of the Adviser and their families are not subject to any initial or subsequent investment minimums.

Share Certificates

The Fund does not issue share certificates.

Verification of Accounting Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire / Insufficient Funds Policy

The Fund reserves the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. The Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Frequent Purchases and Sales of Fund Shares

Because of the risks associated with an investment in the Fund, and so that you can better manage volatility in the Fund’s NAV, the Fund recommends that you invest only for the long term. Short-term buying and selling of shares of the Fund may have detrimental effects on the Fund and other shareholders. Short-term trading and market timing can disrupt the management of the Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders.

The Board has adopted policies and procedures designed to deter frequent purchases and redemptions, and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other transaction costs associated with short-term shareholder trading.

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

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Seafarer Overseas Growth and Income Fund

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Fund’s securities for the purpose of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/ dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

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Seafarer Overseas Growth and Income Fund

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

In general, it is the Fund’s policy to distribute to its shareholders substantially all net investment income, paid out via two semi-annual dividends, in June and December. It is also the Fund’s policy to distribute annually all net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers.

Dividends and capital gain distributions are payable as of the close of the NYSE on the day following the record date for each dividend or distribution. The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends transferred through an Automated Clearing House to the bank of your choice or paid by check mailed to the address of record. You can change your account settings at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

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Seafarer Overseas Growth and Income Fund

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;

(ii)	U.S. corporations;

(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv)	a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker- dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the Statement of Additional Information under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will satisfy these distribution requirements.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

Distributions of net capital gains that are properly designated by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Portions of the Fund’s distributions may be derived from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends received by the Fund; to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

Prospectus | August 31, 2015	36

Seafarer Overseas Growth and Income Fund

The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from certain other investment companies in which the Fund may own investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. The Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Fund may realize ordinary income from distributions from certain other investment companies, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals is currently 20%. For more information, see the Statement of Additional Information under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. You can avoid this, if you choose, by investing soon after the Fund has paid a dividend.

Sale of Fund Shares

A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the Statement of Additional Information under “TAXES – Sale or Redemption of Shares.”

Redemption of Fund Shares

A shareholder who redeems shares in the Fund generally will recognize a capital gain or loss. The gain or loss will be equal to the difference between the amount received in the redemption (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of shares of the Fund is generally treated as a long term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long term loss. The deductibility of capital losses is subject to significant limitations. For more information, see the Statement of Additional Information under “TAXES – Sale or Redemption of Shares.”

Taxation of Certain Investments

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders.

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Seafarer Overseas Growth and Income Fund

The Fund makes no assurances regarding its ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. The Fund may hold securities that are passive foreign investment companies for U.S. federal income tax purposes. The Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the Statement of Additional Information under “TAXES – Special Tax Considerations.”

The Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, the original issue discount will be included in the Fund’s ordinary income. Even though payment of that amount is not received until a later time, related distributions will be taxed to shareholders as ordinary income. The Fund may also buy investments in the secondary market that are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Other Foreign Tax Issues

The Fund’s investments in India may be subject to short-term capital gains tax in that country. The tax is levied on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Fund accrues a deferred tax liability for net unrealized short-term gains in excess of available carry forwards on Indian securities. This accrual may reduce the Fund’s net asset value.

In addition, the Fund may be subject to other foreign tax regulations on income and capital gains. For a more complete discussion of such issues, please refer to the Statement of Additional Information.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of a non-corporate taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in the Fund. For information regarding the surtax on net investment income, see the Statement of Additional Information under “TAXES – Surtax on Net Investment Income.”

Backup Withholding

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the Statement of Additional Information under “TAXES – Backup Withholding.”

Prospectus | August 31, 2015	38

Seafarer Overseas Growth and Income Fund

Foreign Accounts

Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the Statement of Additional Information under “TAXES – Foreign Accounts.”

You should consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for each fiscal period shown. Please note that the financial highlights information in the following tables represents the financial highlights for the Fund through April 30 for each fiscal period shown below. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report for the period ended April 30, 2015, and which is available upon request by calling the Fund at 1-855-732-9220.

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Seafarer Overseas Growth and Income Fund

Financial Highlights, Investor Class
For a share outstanding through the periods presented.

Investor Class	Year Ended April 30, 2015		Year Ended April 30, 2014	Year Ended April 30, 2013		For the Period February 15, 2012 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$11.58		$11.91	$10.18		$10.00
INCOME FROM OPERATIONS:
Net investment income(a)	0.14		0.19	0.10		0.05
Net realized and unrealized gain on investments	1.26		0.02	1.74		0.13
Total from investment operations	1.40		0.21	1.84		0.18

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.26)	(0.11)		–
From net realized gains on investments	(0.15)		(0.28)	(0.00	)(b)	–
Total distributions	(0.34)		(0.54)	(0.11)		–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00 (c)	0.00	(c)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.06		(0.33)	1.73		0.18
NET ASSET VALUE, END OF PERIOD	$12.64		$11.58	$11.91		$10.18

TOTAL RETURN(d)	12.55%		1.93%	18.24%		1.80%
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$53,543		$27,181	$26,348		$1,443
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	1.30%		1.78%	2.82%		18.96	%(e)
Operating expenses including reimbursement/waiver	1.30	%(f)	1.40%	1.49%		1.60	%(e)
Net investment income including reimbursement/waiver	1.19%		1.66%	0.90%		2.61	%(e)
PORTFOLIO TURNOVER RATE(g)	28%		51%	39%		5%

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective September 1, 2014 the Advisor agreed to limit expenses to 1.25%. Prior to September 1, 2014, the Advisor agreed to limit expenses to 1.40%
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

Prospectus | August 31, 2015	40

Seafarer Overseas Growth and Income Fund

Financial Highlights, Institutional Class
For a share outstanding through the periods presented.

Institutional Class	Year Ended April 30, 2015		Year Ended April 30, 2014	Year Ended April 30, 2013		For the Period February 15, 2012 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$11.59		$11.91	$10.18		$10.00
INCOME FROM OPERATIONS:
Net investment income(a)	0.15		0.21	0.14		0.04
Net realized and unrealized gain on investments	1.28		0.02	1.71		0.14
Total from investment operations	1.43		0.23	1.85		0.18

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.27)	(0.12)		–
From net realized gains on investments	(0.15)		(0.28)	(0.00	)(b)	–
Total distributions	(0.36)		(0.55)	(0.12)		–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00 (c)	0.00	(c)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.07		(0.32)	1.73		0.18
NET ASSET VALUE, END OF PERIOD	$12.66		$11.59	$11.91		$10.18

TOTAL RETURN(d)	12.76%		2.12%	18.33%		1.80%
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$129,714		$46,624	$11,486		$1,346
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	1.18%		1.61%	2.88%		21.65	%(e)
Operating expenses including reimbursement/waiver	1.10	%(f)	1.25%	1.35%		1.45	%(e)
Net investment income including reimbursement/waiver	1.30%		1.89%	1.28%		2.00	%(e)
PORTFOLIO TURNOVER RATE(g)	28%		51%	39%		5%

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective September 1, 2014 the Advisor agreed to limit expenses to 1.05%. Prior to September 1, 2014, the Advisor agreed to limit expenses to 1.25%
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

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Seafarer Overseas Growth and Income Fund

PRIVACY POLICY

FACTS	What does Seafarer Overseas Growth and Income Fund (the “Fund”) Do with Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	●	Social Security number and account transactions
	●	Account balances and transaction history
	●	Wire transfer instructions
How?
All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons ﬁnancial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Seafarer Overseas Growth and Income Fund Share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share.
For joint marketing with other ﬁnancial companies	No	We do not share.
For our afﬁliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our afﬁliates’ everyday business purposes— information about your creditworthiness	No	We do not share.
For nonafﬁliates to market to you	No	We do not share.

Questions?	Call 1-855-732-9220 or visit seafarerfunds.com

Prospectus | August 31, 2015	42

Seafarer Overseas Growth and Income Fund

Who We Are
Who is providing this notice?	Seafarer Overseas Growth and Income Fund

What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured ﬁles and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you

	●	open an account
	●	provide account information or give us your contact information
	●	make a wire transfer or deposit money
Why can’t I limit all sharing?	Federal law gives you the right to limit only

	●	sharing for affiliates’ everyday business purposes-information about your creditworthiness
	●	affiliates from using your information to market to you
	●	sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.

● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-afﬁliated ﬁnancial companies that together market ﬁnancial products or services to you.

● The Fund does not jointly market.

Other Important Information
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

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ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports

Annual and Semi-Annual Reports to shareholders provide additional information about the Fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The Statement of Additional Information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent at 1-855-732-9220 if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at 1-855-732-9220, by writing the Fund at Seafarer Funds, P.O. Box 44474, Denver, Colorado 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at seafarerfunds.com.

You can also review the Fund’s shareholder reports, Prospectus and Statement of Additional Information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. lnformation about the public reference room may be obtained by calling 202-551-8090. You can get the same reports and information free from the EDGAR Database on the Commission’s website at www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom that Fund may not lawfully sell its shares.

P.O. Box 44474 Denver, Colorado 80201 (855) 732-9220 seafarerfunds.com

Seafarer Funds distributed by ALPS Distributors, Inc.
(Investment Company Act file no. 811-8194)

As with all mutual funds, neither the Securities and Exchange Commission (“SEC”) nor the Commodity Futures Trading Commission (“CFTC”) has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus | August 31, 2015

ASPEN MANAGED FUTURES STRATEGY FUND (THE “FUND”)

Investment Objective

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “Aspen MFBI” or “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING AND REDEEMING SHARES” at page 13 of the Prospectus and “PURCHASE & REDEMPTION OF SHARES” at page 52 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees(fees paid directly from your investment)
	Class A	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	None
Redemption fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I
Management fees[1]	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	None
Total Other expenses	0.64%	0.49%
Other Fund expenses	0.45%	0.45%
Shareholder Services Fees	0.15%	None
Expenses of the Subsidiary	0.04%	0.04%
Total Annual Fund Operating Expenses	1.64%	1.24%
Fee waiver and/or expense reimbursement[2]	0.00%	0.00%
Total annual Fund operating expenses after fee waiver/expense reimbursements[3]	1.64%	1.24%

[1]
The Fund intends to invest a portion of its assets in a wholly owned Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary has entered into a separate advisory agreement with Aspen Partners, Ltd., the Subsidiary’s investment adviser and the Fund’s investment adviser (the “Adviser”), for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board of the Fund.

[2]
The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2016 except with the approval of the Fund’s Board of Trustees.

[3]	Expenses have been restated to reflect current expenses.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$708	$1,039	$1,392	$2,384
Class I Shares	$126	$393	$681	$1,498

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or enters and exits derivate transactions (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing primarily in a combination of securities and derivatives that, as a whole, are expected to produce returns that track the weekly price performance of the Index. The Fund, using a low cost “passive” or “indexing” investment approach, seeks to replicate, before fees and expenses, the performance of the Index.

2	(855) 845-9444 |www.aspenfuturesfund.com

The Aspen MFBI is constructed using a quantitative, rules-based model designed to replicate the price-trend following and counter price-trend exposure of futures markets by allocating assets to liquid futures contracts of certain financial and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e., managed futures beta.

The Index currently consists of exchange-traded liquid futures contracts relating to 23 Reference Assets among four generic categories of Asset Classes as follows:

Asset Classes
	Global Equities	Global Fixed Income	Commodities	Currencies
Reference Assets	S&P 500 Index	10-Year U.S. Treasury Notes	Corn	Australian Dollar
	Nikkei 225 Index (USD)	10-Year Canadian Government Bond	Soybeans	Euro
	FTSE 100 Index	Long Gilt	Sugar	Pound Sterling
	Euro Stoxx 50 Index	Euro Bund	WTI Crude	Japanese Yen
			Heating Oil	Swiss Franc
			Copper	Canadian Dollar
			Gold	New Zealand Dollar
Silver

Quantitative Equity Strategies, LLC (the “Index Provider”) may, in its sole discretion, acting in good faith and a commercially reasonable manner, at any time remove or add Asset Classes and Reference Assets comprising the Index.

The Aspen MFBI model identifies exchange-traded futures contracts through which to establish either long or short positions among Reference Assets based upon the quantitative rules of the Index and subject to pre-defined allocation limits. Subject to certain pre-defined non-discretionary conditions, the Aspen MFBI is rebalanced each week.

The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance, before fees and expenses, and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund expects to gain exposure to the equities, financial, currency and commodities markets indirectly by investing up to 25% of its net assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) which is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary may invest without limitation in swaps and other derivative instruments. The Fund and the Subsidiary do not currently contemplate investing in swaps, although they each reserve the right to do so in the future. The Fund and the Subsidiary are both advised by the Adviser. Neither the Fund nor the Subsidiary is advised by the Index Provider.

The securities in the Fund’s portfolio are expected to consist primarily of collateral as described below. The derivatives in the Fund’s portfolio are expected to typically consist primarily of financial, currency and commodity-linked derivative instruments, including exchange-traded futures and forward currency contracts.

The Adviser also intends that the Fund will gain exposure to short equities, financial, currency and commodities futures positions and other similar transactions by tracking the Index through derivative instruments. The Fund may employ leveraging techniques to attempt to achieve its investment objective, including but not limited to maintaining a portfolio of comparable composition but greater notional value than that of the Index or through structured notes linked to the Index or its constituents. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality fixed-income securities, money market instruments, money market funds, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Adviser may engage on behalf of the Fund and the Subsidiary in regular buying and selling of portfolio securities and derivative contracts to achieve the Fund’s investment objective.

Principal Risks of the Fund

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

The following describes the risks the Fund may bear through direct investments in securities and derivatives, as well as indirectly through investments in structured notes and the Subsidiary.

Benchmark Tracking Risk. The Fund will not be able to replicate exactly the performance of the benchmark because the total return generated by the Fund’s securities and derivatives holdings will be reduced by transaction costs. In addition, the Fund will incur direct expenses not incurred by the benchmark, including but not limited to clearing, brokerage, and exchange fees, and indirect costs, including but not limited to market impact resulting from the Fund’s investment activity. The Adviser’s judgments about the benchmark-tracking characteristics of particular securities and derivatives may prove incorrect and may not produce the desired benchmark-tracking results.

Compounding Risk. As a result of compounding, because the Fund rebalances its portfolio weekly, the Fund’s performance for periods greater than one week is likely to be either greater than or less than the Index price performance, before Fund accounting for fees and Fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding could cause longer term results to vary from the return of the Index. This effect becomes more pronounced as volatility increases.

Prospectus | August 31, 2015	3

Security Credit Risk.The companies issuing structured notes or collateral securities in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Government Securities Risk.The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Derivatives Risk.The Fund may use derivatives (including futures and forwards) to pursue its investment objective. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

Commodity Risk.Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. Although the Index prescribes limits on its exposure to commodity markets, the Fund’s performance is linked to the performance of highly volatile commodities; investors should therefore consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the net asset value of the Fund’s shares.

Fixed-Income Risk.The Fund’s investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase.

Non-U.S. Investments Risk.Non-U.S. securities and derivatives are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems, and political and economic instability.

Currency Risk.The Fund may transact in foreign currencies in order to manage its investments in non-U.S. securities and derivatives, or as active positions that support its investment objective, in the cash (or “spot”) market and through derivatives transactions in the futures and forward markets. The value of foreign currencies may be affected by a variety of global economic factors, including inflation, interest rate levels, trade balances among countries and the actions of sovereign governments. In addition to changes in the value of the Fund’s securities and derivatives holdings denominated in foreign currency, the value of foreign currency holdings or balances and foreign currency linked derivatives may fluctuate because of changes in the value of the U.S. Dollar relative to such currencies.

Foreign Counterparty Credit Risk.Credit risk exists whenever the Fund enters into a foreign exchange contract, because the counterparty may not be able or may choose not to perform under the contract. When the Fund invests in foreign currency contracts, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

Leverage Risk.Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Market Risk.Although the Fund generally maintains both long and short positions in a number of markets, overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities and derivatives markets. When the value of the Fund’s long investments goes down, or the value of its short investments goes up, your investment in the Fund decreases in value and you could lose money.

Portfolio Turnover Risk.Portfolio turnover refers to the rate at which the securities and derivatives held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which will reduce the Fund’s return due to corresponding clearing, brokerage, exchange, commission or other direct or indirect trading costs. Active trading of securities or derivatives, including transactions to maintain underlying market exposure when a derivative contract nears expiry, may also increase the Fund’s realized gains or losses, which may affect the taxes you pay as a Fund shareholder.

Structured Note Risk.The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer’s credit quality rating, and economic, legal, political or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the underlying reference asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.

Subsidiary Risk.By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. In addition, the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

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Issuer-Specific Risk.The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Non-Diversification Risk.Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Tax Risk.The Fund is limited in its ability to derive income that will allow the Company to qualify for the special tax treatment accorded to regulated investment companies (“qualifying income”) from direct investment in commodity-linked derivatives. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity-linked derivatives and the Subsidiary as qualifying income. However, a private letter ruling is binding on the Internal Revenue Service (“IRS”) only for the taxpayer that receives it and the Fund has not obtained and does not presently expect to request such a private letter ruling from the IRS. In addition, the IRS announced in 2011 that it suspended the issuance of private letter rulings relating to the tax treatment of income and gain generated by investments in commodity-linked notes and income generated by investments in controlled foreign corporations, such as the Subsidiary. The IRS has not issues similar private letter rulings since then. Accordingly, there can be no assurance that the IRS will not change its historic position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income, and the Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available by calling 855.845.9444.

Annual Total Returns (years ended 12/31)
Class A Shares

Best Quarter–September 30, 2014	7.37%
Worst Quarter–March 31, 2014	-3.85%

The Fund’s Class A share year-to-date return as of June 30, 2015 was 0.00%.

Average Annual Total Returns
(for the periods ended December 31, 2014)

	1 Year	Since Inception (August 2, 2011)
Class A Shares
Return After Taxes on Distributions	1.40%	-1.23%
Return After Taxes on Distributions and Sale of Fund Shares	1.48%	-0.77%
Class I Shares
Return Before Taxes	8.28%	1.10%
New Edge CTA Index (reflects no deduction for fees, expenses or taxes)	15.66%	2.24%
Aspen Managed Futures Beta Index (reflects no deduction for fees, expenses or taxes)	-10.11%	3.00%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Prospectus | August 31, 2015	5

Investment Adviser

Aspen Partners, Ltd. is the investment adviser to the Fund (the “Adviser”).

Portfolio Managers

William Ware Bush, Director of the Adviser and Bryan R. Fisher, Managing Director of the Adviser, have been portfolio managers of the Fund since its inception in 2011.

Purchase and Sale of Fund Shares

The Fund offers investors two Classes of shares: Classes A and Class I shares. The minimum investment in Class A shares is $500 for tax-deferred accounts and $2,500 for other accounts. The minimum investment in Class I shares is $100,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases qualified dividend income subject ot tax at minimum federal rates applicable to long-term capital gains, if you are not investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “Aspen MFBI” or “Index”).

The Fund’s Board of Trustees (the “Board”) may change this investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund seeks to achieve its investment objective by investing primarily in a combination of securities and derivatives that, as a whole, are expected to produce returns that track the weekly price performance of the Index. The Fund, using a low cost “passive” or “indexing” investment approach, seeks to replicate, before fees and expenses, the performance of the Index.

The Aspen MFBI is constructed using a quantitative, rules-based model designed to replicate the price-trend following and counter price-trend exposure of futures markets by allocating assets to liquid futures contracts of certain equities, financial, currency and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e., managed futures beta.

The Index currently consists of exchange-traded liquid futures contracts relating to 23 Reference Assets among four generic categories of Asset Classes as follows:

Asset Classes
	Global Equities	Global Fixed Income	Commodities	Currencies
Reference Assets	S&P 500 Index	10-Year U.S. Treasury Notes	Corn	Australian Dollar
	Nikkei 225 Index (USD)	10-Year Canadian Government Bond	Soybeans	Euro
	FTSE 100 Index	Long Gilt	Sugar	Pound Sterling
	Euro Stoxx 50 Index	Euro Bund	WTI Crude	Japanese Yen
			Heating Oil	Swiss Franc
			Copper	Canadian Dollar
			Gold	New Zealand Dollar
Silver

Quantitative Equity Strategies, LLC (the “Index Provider”) may, in its sole discretion, acting in good faith and a commercially reasonable manner, at any time remove or add Asset Classes and Reference Assets comprising the Index.

The Aspen MFBI model identifies exchange-traded futures contracts through which to establish either long or short positions among Reference Assets based upon the quantitative rules of the Index and subject to pre-defined allocation limits. Subject to certain pre-defined non-discretionary conditions, the Aspen MFBI is rebalanced each week.

The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance, before fees and expenses, and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund expects to gain exposure to the equities, financial, currency and commodities markets indirectly by investing up to 25% of its net assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) which is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary may invest without limitation in swaps and other derivative instruments. The Fund and the Subsidiary do not currently contemplate investing in swaps, although they each reserve the right to do so in the future. The Fund and the Subsidiary are both advised by the Adviser. Neither the Fund nor the Subsidiary is advised by the Index Provider.

The securities in the Fund’s portfolio consist primarily of collateral as described below. The derivatives in the Fund’s portfolio are expected to typically consist primarily of financial, currency and commodity-linked derivative instruments, including exchange-traded futures and forward currency contracts.

The Adviser also intends that the Fund will gain exposure to short equities, financial, currency and commodity futures positions and other similar transactions by tracking the Index through derivative instruments. The Fund may employ leveraging techniques to attempt to achieve its investment objective, including but not limited to maintaining a portfolio of comparable composition but greater notional value than that of the Index, or through structured notes linked to the Index or its constituents. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality fixed-income securities, money market instruments, money market funds, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Adviser may engage on behalf of the Fund and the Subsidiary in regular buying and selling of portfolio securities and derivative contracts to achieve the Fund’s investment objective.

What is the Fund’s Index?

The Aspen MFBI is constructed using a quantitative, rules-based model designed to replicate the price-trend following and counter price-trend exposure of managed futures markets by allocating assets to liquid futures contracts of certain equities, financial, currency and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of managed futures markets, i.e., managed futures beta.

Prospectus | August 31, 2015	7

The Index utilizes four broad Assets Classes - Global Equities, Global Fixed Income, Commodities and Currencies- and identifies 23 Reference Assets categorized among those Asset Classes. Asset Classes are then represented by highly-liquid exchange-traded contracts of financial and commodities futures markets with either a “long” or “short” position, depending on the trends and counter-trends within the universe of managed futures markets.

By establishing long or short positions, a managed futures strategy may achieve low correlation to traditional equity and fixed income investments by potentially profiting from rising or falling markets. The Index Provider believes that the prevalence of systematic and diversified strategies, limited universe of market trends, and structure of futures markets, among other factors, explain the tendency for the investment results of individual managed futures market participants to rise or fall with peers. Whereas differences among trading programs and manager discretion can generate positive or negative idiosyncratic performance, the objective of the Index is to reflect the performance of strategies, exposures and trends common to a broad universe of managed futures markets, i.e., managed futures beta.

Reference Assets and representative contracts are chosen based on fundamental characteristics of liquidity, economic impact, price trends, correlation and return profile.

The Index is constructed using a rules-based strategy that targets risk and return characteristics peculiar to the managed futures industry. The Index allocates to two sub-strategies, determining the relative proportions and the overall allocation level based on a proprietary, systematic measure of broad-based economic risk. The primary sub-strategy is a price trend-following strategy, which always receives a majority allocation due to the strong, persistent role that trend-following plays in managed futures industry returns. This sub-strategy allocates to futures contracts on the four Asset Classes (Global Equities, Global Fixed Income, Commodities and Currencies) on an inverse volatility-weighted basis. For the avoidance of doubt, for only two Asset Class baskets with 10% and 20% weighted average standard deviations, such Asset Classes would respectively be weighted two-third and one-third within the trend sub-strategy. Systematic rules are employed to establish a “long” or “short” component position. The trend-following sub-strategy receives its highest relative weighting (100%) when the economic risk measure is at high levels. The other sub-strategy also determines long and short positions based on systematic rules, and receives its highest relative weighting (25%, such that the trend sub-strategy would then receive a 75% relative weighting) in the overall portfolio when the economic stress measure is at low levels. The strategy seeks to arrive at net exposure levels that, taking into account both long and short positions, are consistent with the Fund’s investment objective. All position rebalancing and long/short determinations are performed on a weekly basis.

There may, however, be differences between the Fund and the Aspen MFBI, due to, among other factors, (i) brokerage costs, (ii) foreign exchange rate movements, (iii) the level of margin/collateral applicable for trading the Aspen MFBI Program, (iv) cash asset rates of return, as well as (v) any other service provider expenses and transaction cost with respect to trading in the Aspen MFBI.

In addition, there may be differences between the performance of the Index and the performance of a direct investment in any individual managed futures strategy or basket of managed futures strategies due to, among other factors, (i) idiosyncratic gains or losses not attributable to the common managed futures strategies identified by the Aspen MFBI and (ii) the ability of the Aspen MFBI to replicate managed futures strategies.

The weekly Aspen MFBI rebalance is performed in accordance with a rules-based methodology that selects index constituents by applying systematic criteria to historical price and liquidity signals for various spot commodities, financial instruments and futures contracts. The Aspen MFBI model identifies exchange-traded futures contracts through which to establish either long or short positions among Reference Assets based upon the quantitative rules of the Index and subject to pre-defined allocation limits. Subject to certain pre-defined non-discretionary conditions, the Aspen MFBI is rebalanced each week.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and its principal investment strategies and risks are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Fund’s investment strategies and portfolio management techniques the Fund may use, as well as the other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information, which is available without charge upon request (see back cover).

What are the Principal Securities in which the Fund Invests?

Government Securities
The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.

Investments in a Wholly Owned Subsidiary
Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent Internal Revenue Services (“IRS”) revenue rulings, as discussed below under “DIVIDENDS AND DISTRIBUTIONS” and “TAXES.”

It is expected that the Subsidiary will invest primarily in derivative instruments, including exchange-traded futures and forward currency contracts. Although the Fund may enter into these derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary also may invest in securities, other fixed income instruments, or cash equivalents comparable to those eligible for investment by the Fund, which are intended to serve as collateral for the Subsidiary’s derivatives positions. To the extent that the Fund invests in the Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this Prospectus (see “What are the Principal Risks of Investing in the Fund?”), as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

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The Subsidiary is not registered under Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in swaps, structured notes, and other derivative instruments. The Fund and the Subsidiary do not currently contemplate investing in swaps, although they each reserve the right to do so in the future. The Subsidiary will also be subject to the same compliance policies and procedures as the Fund. In addition, the Fund wholly owns and controls the Subsidiary, and the Adviser acts as investment adviser to the Fund and the Subsidiary.

Futures Contracts

Futures contracts are contractual obligations to buy or sell a financial instrument, foreign currency or underlying commodity on a pre-determined future date at a specified price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase an asset and protect against a rise in prices. Futures contracts enable the seller to lock in a price at which it may sell an asset and protect against declines in the value of the asset.

Fixed-Income Securities

The Fund may also invest in other fixed-income securities, including U.S. and foreign government securities and affiliated and unaffiliated money market securities, including money market funds that invest in fixed-income securities.

Repurchase Agreements

The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

Investment Limitations

Limitations on Fund investment types and characteristics listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. The value of Index’s notional exposure to any futures market, asset class, and its total gross and net exposure are limited by construction and by the investment guidelines of the Index Description, as more fully described in the SAI. In the course of investing in the securities or derivatives listed in this Prospectus and thereby pursuing its investment objective, the Fund may incur exposure to any given market, asset class, or overall gross or net exposure that differs from the corresponding Index exposure.

What are the Non-Principal Strategies of the Fund?

Illiquid Investments
The Index focuses on futures markets that the Index Provider believes exhibit and will continue to exhibit historically high liquidity as measured by volume and open interest. The Index includes safeguards to limit allocation to any futures market exhibiting a low level of liquidity; however, growth in the Fund’s assets, temporary market dislocations, and other factors could cause the Fund to receive less favorable prices in its purchases and sales that might otherwise prevail if transacting in a more-liquid market.

Portfolio Turnover
The Fund may engage in short-term trading, generally approximately weekly in order to pursue its investment objective, or more frequently as necessary to manage capital activity such as subscriptions to and redemptions from the Fund. This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions and other expenses that reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary income tax rates.

What are the Principal Risks of Investing in the Fund?

The following provides additional information about the risks of investing in the Fund. The following describes the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through investments in structured notes.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Benchmark Tracking Risk.The Fund will not be able to replicate exactly the performance of the benchmark because the total return generated by the Fund’s securities and derivatives will be reduced by transaction costs. In addition, the Fund will incur expenses not incurred by the benchmark. The Adviser’s judgments about the benchmark-tracking characteristics of particular securities and derivatives may prove incorrect and may not produce the desired benchmark-tracking results. The Adviser’s use of sampling strategies may produce investment returns that do not track those of the benchmark and may produce below-benchmark returns for extended periods of time. The Adviser’s use of replication strategies will produce investment returns that are below those of the benchmark to the extent of expenses associated with benchmark-linked securities as well expenses of the Fund.

Compounding Risk.As a result of compounding, because the Fund rebalances its portfolio weekly, the Fund’s performance for periods greater than one week is likely to be either greater than or less than the Index price performance, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. Particularly during periods of higher Index volatility, compounding will cause longer term results to vary from one-and-one-half times the return of the Index. This effect becomes more pronounced as volatility increases.

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Security Credit Risk.There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also will affect liquidity and make it difficult for the Fund to sell the security.

Government Securities Risk.The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Derivatives Risk. The Fund may use derivatives (including options, futures and options on futures) to enhance returns, hedge against market declines or gain exposure to certain markets or indices. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. The possible lack of a liquid secondary market for derivatives and the potential inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

Commodity Risk.The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded notes are affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Fixed-Income Risk.When the Fund invests in fixed-income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Non-U.S. Investments Risk.Non-U.S. securities and derivatives are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems, and political and economic instability. In particular, those risks may include:

Foreign Currency Risk.Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

Foreign Counterparty Credit Risk.Credit risk exists whenever the Fund enters into a foreign exchange contract, because the counterparty may not be able or may choose not to perform under the contract. When the Fund invests in foreign currency contracts, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

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Issuer-Specific Risk.The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Leverage Risk.Using derivatives to increase the Fund’s combined long and short position exposure creates leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

Market Risk.The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests. The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives will rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Portfolio Turnover Risk.Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which will reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Structured Note Risk. The Fund may seek investment exposure to sectors through structured notes that may be exchange traded or trade in the over the counter market. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. The value of a structured note will be influenced by various factors depending on the assets in question, including but not limited to, time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or geographic events that affect the referenced asset. In addition, there may be a lag between a change in the value of the underlying reference asset and the value of the structured note. The Fund may also be exposed to increased transaction costs when it seeks to sell such notes in the secondary market.

Subsidiary Risk.By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. In addition, the Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the statement of additional information and could adversely affect the Fund.

Non-Diversification Risk.Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Tax Risk

The Fund is limited in its ability to derive income that will allow the Company to qualify for the special tax treatment accorded to regulated investment companies (“qualifying income”) from direct investment in commodity-linked derivatives. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity-linked derivatives and the Subsidiary as qualifying income. However, a private letter ruling is binding on the Internal Revenue Service (“IRS”) only for the taxpayer that receives it and the Fund has not obtained and does not presently expect to request such a private letter ruling from the IRS. In addition, the IRS announced in 2011 that it suspended the issuance of private letter rulings relating to the tax treatment of income and gain generated by investments in commodity-linked notes and income generated by investments in controlled foreign corporations, such as the Subsidiary. The IRS has not issued similar private letter rulings since then. Accordingly, there can be no assurance that the IRS will not change its historic position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income (or, if such distributions constituted “qualified dividends,” they would be taxable to the shareholders at long-term capital gains rates), and the Fund could be required to pay substantial taxes, penalties and interest and to make substantial distributions, in order to re-qualify for such special treatment.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s SAI.

MANAGEMENT

Aspen Partners, Ltd. is the investment adviser to the Fund (“Aspen” or the “Adviser”). Subject to the authority of the Board, Aspen is responsible for the overall management and administration of the Fund’s business affairs and is engaged to manage the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board. Formed in 1996, Aspen managed approximately $276 million in client assets at June 30, 2015 and is registered with the SEC as an investment adviser. The Adviser’s principal address is 9 East Franklin Street, Richmond, VA 23219.

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Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.75% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Subsidiary has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with Aspen, the Subsidiary’s investment adviser and the Fund’s investment adviser, for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for investment advisory services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee pay by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board of the Fund.

The initial term of the Advisory Agreement and the Subsidiary Advisory Agreement is two years and may be reapproved annually thereafter. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement and the Subsidiary Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement was provided in the Fund’s annual report to shareholders for the period ending April 30, 2015.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/ expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2016 except with the approval of the Fund’s Board of Trustees.

The Fund has entered into an Index Licensing Agreement with QES and the Adviser, joint owners of the Index, pursuant to which the Fund pays QES a licensing fee for the right to use the Index in connection with the Fund. This agreement took effect on July 1, 2013.

During the most recent fiscal year ended April 30, 2015, the Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

Total Annual Advisory Fee (As A Percentage Of Daily Net Assets)	Annual Advisory Fee To Investment Adviser (As A Percentage Of Daily Net Assets)
0.75%	0.75%

THE PORTFOLIO MANAGERS

The persons listed below have served as the Fund’s portfolio managers since the Fund’s inception in 2011 and are jointly responsible for the day-to-day operation of the Fund. More information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund is included in the SAI.

Portfolio Manager	Past 5 Years’ Business Experience
William Ware Bush, Born 1953
Mr. Bush, Director, has 26 years of experience in the financial services industry. He joined Aspen in 1998. He is primarily  responsible for client  relationships in the Southern and Western Regions of the United States.

In his career, he has served in a variety of roles at investment banks and management firms. He started his investment career as an Institutional Salesman for E. F. Hutton & Company and was a Vice President at Donaldson, Lufkin & Jenrette. He has been a senior marketer for two institutional investment advisory organizations. He has been with Aspen Partners since 1998 and has helped design, structure and promote investment programs in managed futures and hedge funds.

Mr. Bush has been registered as an associated person of Aspen with the NFA since January 2000 and principal of Aspen with the NFA since September 2007.

He often speaks on the area of managed futures at conferences and meetings of consultants and financial advisors.

A native of Augusta, Georgia, he received an undergraduate degree in history and international political science from Vanderbilt University and an MBA in International Business from Georgia State University in Atlanta.

Bryan R. Fisher, Born 1973
Mr. Bryan R. Fisher, joined Aspen in 2000 and became a Director in the company in 2007. Mr. Fisher was promoted to Managing Director in September 2012 and is now responsible for overseeing and managing all aspects of Aspen’s day to day business and setting the future direction of the firm. Prior to this promotion, Bryan was primarily responsible for client relationships in the Mid-Atlantic and Northeast Regions of the United States. Prior to joining Aspen, he previously worked for First Union Securities’ (now Wells Fargo Securities) Alternative Investment Group where he was responsible for National sales and marketing of alternative investments. Bryan has been registered as an associated person of Aspen with the NFA since December 2001 and principal of Aspen with the NFA since September 2007. In addition, he has been registered as a Branch Office Manager with the NFA since December 2001.

Mr. Fisher holds a Bachelor of Arts Degree from Virginia Polytechnic Institute and State University.

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The Index Provider

Quantitative Equity Strategies, LLC (“QES” or the “Index Provider”) is the index provider for the Fund. The Fund has entered into an Index Licensing Agreement with QES and the Adviser, who jointly own the Index, pursuant to which the Fund pays QES a licensing fee for the right to use the Index in connection with the Fund.

QES was founded in 2002 as a platform for strategy implementations. QES acts as a consultant to Aspen on the Fund and on other investment products offered by Aspen, but each is a separate company. The Index Provider is not affiliated with the Fund or the Adviser.

Disclaimers

The Index Provider is the designer of the construction and methodology for the Index. The Adviser acts as a licensor for the Index. The Adviser is not responsible for the descriptions of the Index or the financial instruments that appear therein. The Adviser is not affiliated with the Index Provider, the Trust or the Distributor.

The Index Provider, its affiliates and their respective directors, officers and employees (collectively the “Index Parties”) may buy or sell securities, commodity futures or other financial instruments contemplated herein as agent or as principal for their own account and may have positions or engage in transactions based on or indexed to the Index or its underlying financial instruments. It is possible that such trading activity will affect the value of the Index and the Fund.

The Fund is not sponsored, endorsed or promoted by the Index Parties. The Index Parties make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and do not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived therefrom and assume no liability in connection with their use. The Index is determined and composed without regard to the Adviser or the Fund. The Index Parties have no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. The Index Parties are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the shares of the Fund or in the determination or calculation of the net asset value of the Fund. The Index Parties have no obligation or liability in connection with the administration or trading of the Fund.

The Index Parties do not guarantee the accuracy and/or completeness of the Index or any data included therein, and the Index Parties shall have no liability for any errors, omissions or interruptions therein. The Index Parties make no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the lndex or any data included therein. The Index Parties make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Index Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Fund’s administrator, fund accounting agent and transfer agent. ALPS Distributors, Inc. (“ADI” or the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

The Fund currently offers two classes of shares: Class A and Class I shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

»	how long you expect to own the shares;
»	how much you intend to invest;
»	total expenses associated with owning shares of each class; and
»	whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time than Class A shares held for shorter periods if you qualify for a sales charge reduction or waiver).

Class A shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisors and other financial intermediaries.

The Class I shares are generally offered only through the certain types of financial intermediaries and to certain institutional investors. Class I shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments and financial advisors) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Not all financial intermediaries offer both classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

You may transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer. Transfers between classes of a Fund are generally not considered a taxable transaction.

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Distribution and Services (12b-1) Plans for Class A Shares

The Fund has adopted a separate plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares as their funding medium and for related expenses.

The Plan permits the Fund to use its Class A assets to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares and Plan fees may cost an investor more than other types of sales charges.

The Adviser and/or its affiliates may also make payments for distribution and/or shareholder servicing activities out of their own resources. The Adviser may also make payments out of its own resources for marketing, promotional or related expenses to dealers for Class A shares. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Shareholder Services Plan for Class A Shares

The Fund has adopted a shareholder services plan (a “Shareholder Services Plan”) with respect to the Fund’s Class A shares. Under the Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the National Securities Clearing Corporation (“NSCC”) or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

Investment Minimums

The Fund offers investors two Classes of shares: Classes A and I. The minimum investment in Class A shares is $500 for tax-deferred accounts and $2,500 for other accounts. The minimum investment in Class I shares is $100,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase or redeem shares of the Fund directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee. The Fund calculates the Net Asset Value (“NAV”) per share for each class of shares of the Fund at the end of each business day. You may obtain the current NAV of Fund shares at no cost by calling 1-855-845-9444 or by logging on to the Fund’s website at www.aspenfuturesfund.com.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

The Funds will accept purchases only in US dollars drawn from US financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

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Sales Charge When You Purchase

Class I shares do not charge an initial sales load.

Below is a summary of certain features of Class A shares:

Class A
Initial Sales Charge	Up to 5.50%
Contingent Deferred Sales Charge (“CDSC”)	None (except on redemptions of certain large purchases held for less than one year, see below)
Distribution and Service Fees	Up to 0.40%
Typical Shareholder	Generally more appropriate for long-term investors

Class A Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Sales Charge as a Percentage of Offering Price	Dealer Concession as a Percentage of Offering Price
Less than $50,000	5.50%	4.75%
$50,000 but less than $100,000	4.50%	3.75%
$100,000 but less than $250,000	3.50%	2.75%
$250,000 but less than $500,000	2.50%	2.00%
$500,000 but less than $1 million	2.00%	1.60%
$1 million or greater*	0.00%	0.00%

*	A CDSC of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. See section entitled “Contingent Deferred Sales Charge.”

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

You may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents or your financial intermediary may not retain this information.

The Fund may waive Class A sales charges on investor purchases including shares purchased by:

»	Officers, directors, trustees and employees of the Adviser and its respective affiliates;
»	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or the Adviser;
»	Immediate family members of all such persons as described above; and
»	Financial intermediary supermarkets and fee-based platforms.

Right of Accumulation

You may purchase Class A shares of the Fund at a reduced initial sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior days net asset value (net amount invested) of all Class A shares of the Fund and of certain other classes then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

You may obtain a reduced initial sales charge on Class A shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A shares over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter, minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts

To take advantage of lower Class A shares initial sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

»	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);
»	solely controlled business accounts; and
»	single participant retirement plans.

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To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

Contingent Deferred Sales Charge

Class A Shares
If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or Letter of Intent programs, you can purchase Class A shares without an initial sales charge. However, a contingent deferred sales charge (“CDSC”) of 1% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A shares redeemed.

Waiver of CDSC
The Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

»
redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and

»	required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Redeeming Shares

Redemptions, like purchases, may generally be affected through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “SHARE TRANSACTIONS - How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemption Fees

If you sell your shares after holding them 30 days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

»	Redemptions due to small balance maintenance fees;
»	Redemptions related to death or due to a divorce decree;
»	Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
»	Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

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Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange or market of any Index constituent is closed, other than customary weekend and holiday closings, (ii) during which trading on the NYSE or exchange or market of any Index constituent is restricted, or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

SHARE TRANSACTIONS

Small Account Balances /Mandatory Redemptions

The Fund does not currently impose an account minimum. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Share Certificates

The Fund does not issue share certificates.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if payment if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at anytime. In addition, the Fund reserves the right to suspend their offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Fund maintains a 2% short-term redemption fee applied to sales of shares held 30 days or less.

The Board has adopted policies and procedures designed to deter frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday) and values its exchange-traded derivative holdings based on daily settlement prices disseminated by the relevant exchange. The Fund will not value its securities on any day that the exchange or market for any constituent futures contract in the Index is closed, including but not limited to the following observed US holidays: New Year’s Day, Martin Luther King, Jr.Day, Presidents’Day, Good Friday, Memorial Day, independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser,(ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

Prospectus | August 31, 2015	17

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current NAV per share every regular business day. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally pays dividends, if any, annually, and distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income the Fund receives from its collateral holdings and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells an investment it has owned for more than a year, from capital gain distributions from securities in which the Fund own an investment, or from transactions in exchange-traded futures that qualify as section 1256 contracts, which may generate both short-term and long-term capital gains distributions.

The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;
(ii)	U.S. corporations;
(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or
(iv)
a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19,1996.

This discussion does not address issues of significance to U.S. persons in special situations such as (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts),(iii) shareholders holding investments through foreign institutions (financial and non-financial),(iv) financial institutions,(v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES- Taxation of the Fund.”

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Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a “regulated investment company” and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will satisfy these distribution requirements.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of registered investment companies (“RICs”) are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to the shareholders.

Distributions of net capital gains that are properly designated by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Fund does not expect a significant portion of its distributions to derive from “qualified dividend income;’ which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends they receive from the Fund, to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from exchange-traded funds (“ETFs”) in which the Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. The Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund, from its investment in the Subsidiary, and from other sources.

The maximum long-term capital gain rate applicable to individuals is 20%.For more information, see the SAI under “TAXES-Taxation of Fund Distributions.” Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is taxable. You can avoid this, if you choose, by investing after the Fund has paid a dividend.

Sale or Redemption of Fund Shares

A shareholder who sells or redeems shares in the Fund generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the amount received in the redemption (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES- Sale or Redemption of Shares.”

Taxation of Certain Investments

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes paid by the Fund, although it is possible that Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Fund makes no assurances regarding its ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. For more information, see the SAI under “TAXES- Special Tax Considerations.”

The Fund may, at times, buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, any original issue discount inherent in such investments will be included in the Fund’s ordinary income to the extent required by applicable law. Even though payment of that amount is not received until a later time and will be subject to the risk of nonpayment, it will be distributed to shareholders as taxable dividends. The Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

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Taxation of Certain Commodity-linked Instruments

In order to qualify as a regulated investment company under the Code, the Fund must derive at least 90% of its gross income from certain qualifying sources of income. Revenue Ruling 2006-1, issued by the IRS in 2006, concludes that income and gains from certain commodity-linked derivatives is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from investments generating non-qualifying income.

However, in Revenue Ruling 2006-31, the IRS subsequently indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes.

A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure and presently does not intend to seek such a ruling from the IRS. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes as qualifying income without any such ruling from the IRS. There can be no assurance that the IRS will not change its historic position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position.

The IRS announced in 2011 that it suspended the issuance of private letter rulings relating to the tax treatment of income and gain generated by investments in commodity-linked notes and the IRS has not issued private rulings on this issue since. If the IRS were to change its historic position or otherwise determine that income derived by the Fund from commodity-linked notes does not constitute qualifying income and if such positions were upheld, the Fund might cease to qualify as a regulated investment company and/or might be required to reduce its exposure to such commodity-linked investments which might result in difficulty in implementing its investment strategy. If the Fund does not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes, penalties and interest and make substantial distributions.

Investment in the Subsidiary

The Fund also will seek to gain exposure to equities, financial, currency and commodities markets by investing in the Subsidiary. The IRS has issued private letter rulings to other taxpayers in which it held that income derived from a fund’s investment in a controlled foreign corporation, such as the Subsidiary, will constitute qualifying income to the fund, even if the controlled foreign corporation itself owns, for example, commodity-linked swaps. Private letter rulings may be relied upon only by the taxpayers to whom they are addressed. A private letter ruling cannot be used or cited as precedent and is binding on the IRS only for the taxpayer that receives it.

A foreign corporation, such as the Subsidiary, generally is not subject to U.S. federal income taxation on its business income unless it is engaged in, or deemed to be engaged in, a U.S. trade or business. It is expected that the Subsidiary will conduct its activities so as to satisfy the requirements of a safe-harbor set forth in the Code, under which the Subsidiary may engage in certain commodity-related investments without being treated as engaged in a U.S. trade or business. Proposed Treasury Regulations provide that such safe-harbor applies to certain transactions in commodity- related derivative contracts. Proposed Treasury Regulations do not have the force of law, and may not be binding upon the IRS. If the Subsidiary’s activities were determined not to be of the type described in the safe harbor, its activities may be subject to U.S. federal income taxation.

A foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to a U.S. withholding tax at a flat 30% rate (or lower treaty rate) on certain U.S. source gross income. No tax treaty is in force between the United States and the Cayman Islands that would reduce the 30% rate of with holding tax. However, it is not expected that the Subsidiary will derive income subject to U.S. withholding taxes. If the Subsidiary recognizes a net loss, the net loss will not be available to offset income recognized by the Fund.

The Subsidiary will be treated as a controlled foreign corporation for U.S. federal income tax purposes. As a result, the Fund must include in gross income for such purposes all of the Subsidiary’s “Subpart F” income when the Subsidiary recognizes that income, whether or not the Subsidiary distributes such income to the Fund. It is expected that all of the Subsidiary’s income will be Subpart F income. The Fund’s tax basis in the Subsidiary will be increased as a result of the Fund’s recognition of the Subsidiary’s Subpart F income. The Fund will not be taxed on distributions received from the Subsidiary to the extent of the Subsidiary’s previously- undistributed Subpart F income although its tax basis in the Subsidiary will be decreased by such amount. All Subpart F income will be taxed as ordinary income, regardless of the nature of the transactions that generate it. Although undistributed Subpart F income does not generally qualify for treatment as qualified dividend income, the above-mentioned private letter rulings hold that income derived from a fund’s investment in a controlled foreign corporation will constitute qualifying income to the fund, where the controlled foreign corporation owns commodity-linked swaps. As a result, if the IRS continues to take the positions asserted in those private letter rulings, the Subpart F income generated by the Subsidiary with respect to commodity-linked swaps, will be considered qualifying income to the Fund. However, the IRS announced in 2011 that it suspended the issuance of private letter rulings relating to the tax treatment of income and gain generated by investments in controlled foreign corporations engaged in commodity-linked investments, such as the Subsidiary, and the IRS has not issued private rulings on the issue since. There can be no assurances that the IRS’s position in those private letter rulings will be maintained.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in the Fund. For information regarding the surtax on net investment income, see the SAI under “TAXES -Surtax on Net Investment Income.”

20	(855) 845-9444 |www.aspenfuturesfund.com

Backup Withholding

The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the SAI under “TAXES- Backup Withholding.”

Foreign Accounts

Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXES- Foreign Accounts.”

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Prospectus | August 31, 2015	21

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for each of the fiscal periods shown below. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the Fund’s financial statements audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request by calling the Fund at 855.856.9444.

ASPEN MANAGED FUTURES STRATEGY FUND – CLASS A
For a share outstanding throughout the periods presented.

	For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)	For the Year Ended April 30, 2013 (a)	For the Period August 2, 2011 (Inception) to April 30, 2012 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.97	$9.29	$8.95	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.14)	(0.16)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.39	(0.05)	0.50	(0.92)
Total from investment operations	1.25	(0.21)	0.34	(1.05)
LESS DISTRIBUTIONS:
Distributions from net realized gain on investments	(0.21)	(0.12)	–	–
Total distributions	(0.21)	(0.12)	–	–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00 (c)	0.01	0.00 (c)	–
INCREASE/(DECREASE) IN NET ASSET VALUE	1.04	(0.32)	0.34	(1.05)
NET ASSET VALUE, END OF PERIOD	$10.01	$8.97	$9.29	$8.95

TOTAL RETURN(d)	14.00%	(2.15%)	3.80%	(10.50	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$23,850	$12,914	$3,350	$1,254

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.64%	1.83%	1.80%	2.53	%(f)
Operating expenses including fee waivers/reimbursements	1.64%	1.83%	1.80%	1.80	%(f)
Net investment loss including fee waivers/reimbursements	(1.50%)	(1.72%)	(1.75%)	(1.79	%)(f)

PORTFOLIO TURNOVER RATE	38%	90%	0%	0	%(e)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.

22	(855) 845-9444 |www.aspenfuturesfund.com

ASPEN MANAGED FUTURES STRATEGY FUND – CLASS I
For a share outstanding throughout the periods presented.

	For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)	For the Year Ended April 30, 2013 (a)	For the Period August 2, 2011 (Inception) to April 30, 2012 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.07	$9.36	$8.98	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.11)	(0.11)	(0.11)	(0.11)
Net realized and unrealized gain/(loss) on investments	1.42	(0.06)	0.49	(0.91)
Total from investment operations	1.31	(0.17)	0.38	(1.02)
LESS DISTRIBUTIONS:
Distributions from net realized gain on investments	(0.21)	(0.12)	–	–
Total distributions	(0.21)	(0.12)	–	–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
INCREASE/(DECREASE) IN NET ASSET VALUE	1.10	(0.29)	0.38	(1.02)
NET ASSET VALUE, END OF PERIOD	$10.17	$9.07	$9.36	$8.98

TOTAL RETURN	14.51%	(1.81%)	4.23%	(10.20%	)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$242,575	$167,258	$120,769	$90,450

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.25%	1.30%	1.25%	1.75	%(e)
Operating expenses including fee waivers/reimbursements	1.25%	1.30%	1.25%	1.55	%(e)
Net investment loss including fee waivers/reimbursements	(1.11%)	(1.20%)	(1.20%)	(1.54	%)(e)

PORTFOLIO TURNOVER RATE	38%	90%	0%	0	%(d)

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

Prospectus | August 31, 2015	23

PRIVACY POLICY

FACTS	WHAT DOES THE ASPEN MANAGED FUTURES STRATEGY FUND DO WITH YOUR PERSONAL INFORMATION?
WHY?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	»	Social Security number and account transactions
	»	Account balances and transaction history
	»	Wire transfer instructions
HOW?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons We Can Share Your Personal Information	Does the Fund Share?	Can You Limit This Sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

Questions?	Call 855.856.9444 or go to www.aspenfuturesfund.com
Who we are
Who is providing this notice?	Aspen Managed Futures Strategy Fund
What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you
	»	open an account
	»	provide account information or give us your contact information
	»	make a wire transfer or deposit money
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	»	sharing for affiliates’ everyday business purposes-information about your creditworthiness
	»	affiliates from using your information to market to you
	»	sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

24	(855) 845-9444 | www.aspenfuturesfund.com

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
» The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.
» The Fund does not jointly market.

Other Important Information
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Prospectus | August 31, 2015	25

ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports, when available, will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The statement of additional information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

»	You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at 855.845.9444, by writing the Fund at P.O. Box 13033, Denver, CO, 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at www.aspenfuturesfund.com.

»	You can also review the Fund’s shareholder reports, Prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell their shares.

(Investment Company Act file no. 811-8194)

Fund Summary	1
Investment Objective and Principal Investment Strategies	6
More on the Fund’s Investments and Related Risks	7
Disclosure of Portfolio Holdings	12
Management	12
The Portfolio Managers	13
Administrator, Distributor and Transfer Agent of the Fund	13
Buying and Redeeming Shares	13
Share Transactions	15
Dividends and Distributions	18
Taxes	19
Financial Highlights	22
Privacy Policy	24
Additional Information About the Fund	Back Cover

THE DISCIPLINED GROWTH INVESTORS FUND (THE “FUND”)

INVESTMENT OBJECTIVE
The Fund seeks long-term capital growth, and as a secondary objective, modest income with reasonable risk.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.78%
Other expenses	0.00%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	0.78%

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
	$80	$249	$433	$965

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Funds most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund pursues its investment objective by normally investing approximately 60% of its assets in equity securities and approximately 40% in fixed-income securities and cash equivalents. The allocation to equity and fixed-income securities may vary widely from time to time, as market conditions warrant. The Fund may invest in both investment-grade and below investment-grade securities. The Fund’s fixed-income securities will generally have a weighted average maturity of five to 10 years, although Disciplined Growth Investors, Inc. (“DGI” or the “Adviser”) may cause the Fund to invest in fixed-income securities with a weighted average maturity greater than 10 years or less than five years, depending on market conditions. If the Adviser cannot find qualifying investments, the Fund may hold cash and short-term instruments. The Adviser seeks to invest primarily in U.S. companies but may invest in foreign companies from time to time.

Prospectus | August 31, 2015	1

The Disciplined Growth Investors Fund

With respect to the equity portion of the portfolio, the Adviser seeks to generally invest in mid-sized companies, which the Adviser regards as those with market capitalizations at the time of purchase greater than $1 billion and less than $10 billion. The Adviser employs a “bottom-up” approach to building a portfolio. The Adviser’s goal is to find stocks that it believes meet its criteria of sustainable competitive advantage relative to industry peers, long-term superior return on capital coupled with the financial ability to meet reasonable growth objectives.

Fixed-income securities generally include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products and short-term securities.

With respect to the fixed-income portion of the portfolio, the Adviser seeks to identify fundamental growth opportunities in specific fixed-income securities that offer relative value within the fixed-income markets. The Adviser’s decision making approach has both “top-down” (including duration/ maturity positioning, yield curve risk and sector/quality risk) and “bottom-up” (including credit research, quantitative analysis and trading) components. The Adviser’s sell discipline is managed through a combination of inputs from its maturity, sector and individual selection decisions.

PRINCIPAL RISKS OF THE FUND
The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

•
Managed Portfolio Risk – When choosing an actively managed mutual fund, it is generally important for investors to evaluate the investment adviser managing the fund. With respect to the Fund, performance of individual securities held by the Fund can vary widely. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Fund’s Adviser may not buy chosen securities at the lowest possible price or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

•
Stock Market Risk – Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions. If the value of Fund’s investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

•
Mid-Capitalization Risk – The Fund may invest significantly in mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

2	1-855-DGI-FUND (344-3863) | www.DGIFund.com

•
Growth Stock Risk – Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

•
Industry Risk – The Fund may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Fund’s returns may be considerably more volatile than returns of a fund that does not invest in similarly related companies.

•
Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuation, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

•
Currency Risk - Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of a Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

•
Fixed-Income Securities Risk – The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities will change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed income securities are also subject to credit risk, prepayment risk, valuation risk and liquidity risk.

•
High-Yield/High-Risk Bond Risk – The Fund may invest without limit in higher-yielding/higher- risk bonds, also known as “junk” bonds. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes or adverse developments specific to the company that issued the bond, which may adversely affect their value.

•
Allocation Risk – The asset classes in which the Fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its allocation among equity and fixed-income securities. If the Fund favors exposure to an asset class during a period when that class underperforms, performance may be hurt. During periods of rapidly rising equity prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility.

Prospectus | August 31, 2015	3

The Disciplined Growth Investors Fund

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.dgifund.com.

Annual Total Returns (years ended 12/31)

The Fund’s year-to-date return as of June 30, 2015 was -0.95%.

Average Annual Total Returns (for the period ended December 31, 2014)	1 Year	Since Inception (August 12, 2011)
Return Before Taxes	11.39%	17.52%
Return After Taxes on Distributions	11.09%	17.26%
Return After Taxes on Distributions and Sale of Fund Shares	6.68%	13.89%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	13.69%	20.48%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

4	1-855-DGI-FUND (344-3863) | www.DGIFund.com

INVESTMENT ADVISER
The Fund’s investment adviser is Disciplined Growth Investors, Inc. (“DGI”)

PORTFOLIO MANAGER(S)
The following individuals are jointly responsible for the day-to-day management of the Fund’s portfolio:

•	Fred Martin, CFA, President and Chief Investment Officer of DGI. Fund manager since inception in 2011. Fred has been with DGI since its inception in 1997.
•	Scott Link, CFA, Portfolio Manager with DGI. Fund manager since inception in 2011. Scott has been with DGI since 1997.
•	Rob Nicoski, CFA, Portfolio Manager with DGI. Fund manager since inception in 2011. Rob has been with DGI since 2003.

PURCHASE AND SALE OF FUND SHARES
Minimum investment:
$10,000 initial investment
No minimum for additional purchases

Shares of the Fund may be purchased or redeemed on any day the New York Stock Exchange is open for trading.

via US Postal Service:	via Overnight/Express Mail:
The Disciplined Growth Investors Fund	The Disciplined Growth Investors Fund
P.O. Box 275	1290 Broadway, Suite 1100
Denver, CO 80201-1236	Denver, CO 80203

Telephone requests: 855-DGI-FUND (3863)

Please call an investor services representative at 1-855-DGI-FUND (3863) to obtain the fax number and wiring instructions.

The Fund does not consider the US Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the DGI Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

TAX INFORMATION
For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and not the Fund, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Prospectus | August 31, 2015	5

The Disciplined Growth Investors Fund

THE DISCIPLINED GROWTH INVESTORS FUND (THE “FUND”)

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?
The Fund seeks long-term capital growth, and as a secondary objective, modest income with reasonable risk. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?
The Fund pursues its investment objective by normally investing approximately 60% of its assets in equity securities and approximately 40% in fixed-income securities and cash equivalents. The allocation to equity and fixed-income securities may vary widely from time to time, as market conditions warrant. The Fund may invest in both investment-grade and below investment-grade securities. The Fund’s fixed-income securities will generally have a weighted average maturity of five to 10 years, although Disciplined Growth Investors, Inc. (“DGI” or the “Adviser”) may cause the Fund to invest in fixed-income securities with a weighted average maturity greater than 10 years or less than five years, depending on market conditions. If the Adviser cannot find qualifying investments, the Fund may hold cash and short-term securities. The Adviser seeks to invest primarily in U.S. companies but may invest in foreign companies from time to time.

With respect to the equity portion of the portfolio, the Adviser seeks to generally invest in mid-sized companies, which the Adviser regards as those with market capitalizations at the time of purchase greater than $1 billion and less than $10 billion. The Adviser employs a “bottom-up” approach to building a portfolio. The Adviser’s goal is to find stocks that it believes meet its criteria of sustainable competitive advantage relative to industry peers, long-term superior return on capital coupled with the financial ability to meet reasonable growth objectives. The Adviser will sell a stock through a process of allocating capital to the highest expected returns or if individual security risks become unexpectedly high.

Fixed-income securities generally include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products and short-term securities. With respect to the fixed-income portion of the portfolio, the Adviser seeks to identify fundamental growth opportunities in specific fixed-income securities that offer relative value within the fixed- income markets. The Adviser’s decision making approach has both “top-down”, (including duration/ maturity positioning, yield curve risk and sector/quality risk) and “bottom-up” (including credit research, quantitative analysis and trading) components. The Adviser’s sell discipline is managed through a combination of inputs from its maturity, sector and individual selection decisions.

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MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and its principal investment strategies and risks are described under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Fund’s investment strategies and portfolio management techniques the Fund may use, as well as the other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information, which is available without charge upon request (see back cover).

What are the Principal Securities in which the Fund Invests?
Equity Securities
Equity securities are securities which signify ownership interest in a corporation and represent a claim on part of the corporation’s assets and earnings. Equity securities may include common stocks, preferred stocks, convertible securities, equity interests in non-U.S. investments or trusts, depositary receipts, equity interests in publicly traded limited partnerships/units and other equity investments. The Fund may invest in equity or equity-related securities and equipment lease certificates, equipment trust certificates and conditional sales contracts or limited partnership interests.

Mid-Sized Company Securities
Mid-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, mid-sized company securities may trade less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Mid-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, mid-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Corporate Debt Securities
The Fund may invest in both investment-grade and below investment-grade corporate debt securities with weighted average maturity of five to 10 years, although the Adviser may cause the Fund to invest in corporate debt securities with a weighted average maturity greater than 10 years or less than five years, depending on market conditions. Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

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The Disciplined Growth Investors Fund

U.S. Government Securities
The Fund may invest in U.S. Government securities with weighted average maturity of five to 10 years, although the Adviser may cause the Fund to invest in U.S. Government securities with a weighted average maturity greater than 10 years or less than five years, depending on market conditions. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the “full faith and credit” of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

Mortgage- and Asset-Backed Securities
The Fund may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. The Fund may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Fund’s yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of the underlying loans at a faster pace than expected is known as “prepayment risk,” and may shorten the effective maturities of these securities. This may result in the Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under- performing assets may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

Mortgage- and asset- backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Fund’s sensitivity to interest rate changes and causing its price to decline.

What are the Non-Principal Strategies of the Fund?
Unless otherwise stated within its specific investment policies, the Fund may also invest in other types of domestic and foreign securities and use other investment strategies. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s objective. These securities and strategies may include:

•	derivatives;
•	indexed/structured securities; and
•	securities purchased on a when-issued, delayed delivery or forward commitment basis.

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Temporary Defensive Positions/ Cash Positions
The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities or cash and cash equivalents. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when the Adviser is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. Under such circumstances, the Fund may not achieve its investment objective.

Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Investment Limitations
Except with respect to the illiquid investment restrictions set forth above, all limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

What are the Principal Risks of Investing in the Fund?
Managed Portfolio Risk
When choosing an actively managed mutual fund, it is generally important for investors to evaluate the investment adviser managing the fund. With respect to the Fund, performance of individual securities held by the Fund can vary widely. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Fund’s Adviser may not buy chosen securities at the lowest possible price or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

Stock Market Risk
Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions. If the value of investment goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, investments might not be profitable either because the market fails to recognize the value or because we misjudged it.

Mid-Capitalization Risk
The Fund may invest significantly in mid-capitalization stocks, which are often more volatile and less liquid in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

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The Disciplined Growth Investors Fund

Growth Stock Risk
Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be materially adversely affected if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Industry Risk
Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The Fund’s investments, if any, in multiple companies in particular industry increase the Fund’s exposure to industry risk.

Non U.S. Securities Risk
Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of issuers and securities. Furthermore, non-U.S. taxes also could detract from performance. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. Nationalization, expropriations or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s investments in a non-U.S. country to decline. In the event of a nationalization, expropriation or other confiscation, the Fund could lose its entire investment in the country.

Currency Risk
Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of a Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk. See “Taxes” below for more information.

Fixed-Income Securities Risk
The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk and liquidity risk. Credit risk is risk that the fixed-income issuer fails to timely pay interest or principal when due. Prepayment risk is risk that when interest rates fall, borrowers refinance and pay off outstanding fixed-income securities forcing holders of fixed-income securities to replace such securities at a lower interest rate. Liquidity and valuation risks are risks that the Fund may not be able to sell a fixed-income security due to little or no trading volume, absence of market makers or legal restrictions limiting the Fund’s ability to sell a security at the time of the Fund’s choosing.

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High-Yield/High-Risk Bond Risk
High-yield/high-risk bonds, or “junk” bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody’s, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Allocation Risk
The asset classes in which the Fund seeks investment exposure can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its allocation among equity and fixed-income securities. If the Fund favors exposure to an asset class during a period when that class underperforms, performance may be hurt. Because the Fund’s portfolio will be balanced and normally consist of 60% equities and 40% fixed-income, during periods of rapidly rising equity prices, the Fund might not achieve growth in its share price to the same degree as funds focusing only on stocks. Likewise, compared to a portfolio focused solely on fixed-income securities, the Fund’s investments in stocks may make it more difficult to preserve principal during periods of stock market volatility when it might be more favorable to be invested more heavily in fixed-income securities. There have been times of extreme capital market disturbance when fixed-income and equity securities have lost value.

What are the Non-Principal Risks of Investing in the Fund?
Derivatives Risk
The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives are instruments that derive or are based on values of another security, reference rate or index. Derivatives may entail investment exposures that are greater than their cost would suggest, and may pose greater risks than investing directly in the asset from which the derivative is based. The Fund could be exposed to risk if the Fund cannot close or liquidate a derivative position at the time of the Fund’s choosing due to lack of a liquid trading market. Derivatives also involve risk that a counter-party to an agreement may not make required payments or comply with the terms of the agreement governing the derivative instrument, or risks from additional governmental regulation. As a result, a small investment in derivatives could have a large impact on performance.

Repurchase Agreements and Risks
The Fund may enter into repurchase agreements, which are purchases by the Fund of a security that a seller has agreed to buy back, usually within one to seven days, as a non-principal strategy. The seller’s promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund may incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Fund enters into these agreements only with brokers, dealers or banks that meet credit quality standards established by the Adviser.

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The Disciplined Growth Investors Fund

Temporary Investments and Risks
The Fund may, from time to time, invest all of its assets in short-term instruments when the Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.

Portfolio Turnover
The portfolio turnover rate for the Fund may vary greatly from year to year and may exceed 100% in any given year, which may involve additional expenses to the Fund, including portfolio transaction costs. Higher portfolio turnover rates generally increase transaction costs, which are Fund expenses, and may increase your tax liability if the transactions result in capital gains.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s SAI.

MANAGEMENT

Disciplined Growth Investors, Inc. (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser began managing domestic equity and balanced portfolios in February 1997 and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, Minnesota 55402.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides at the annual rate of 0.78% of the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the advisory agreement for additional one-year terms. The Board of Trustees, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Investment Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Investment Adviser for providing services for the Fund. A discussion regarding the basis for the Board of Trustees’ approval of the renewal of the Fund’s Advisory Agreement will be provided in the Fund’s semi-annual report to shareholders for the period ending October 31, 2015.

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During the most recent fiscal year ended April 30, 2015, the Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

	Total Annual Advisory Fee	Annual Advisory Fee To Investment Adviser
Fund Name	(As A Percentage Of Daily Net Assets)	(As A Percentage Of Daily Net Assets)
	0.78%	0.78%

THE PORTFOLIO MANAGERS

The portfolio managers are jointly responsible for the day-to-day operation of the Fund. Each of the persons listed below has served as the Fund’s portfolio manager since the Fund’s inception in 2011. The Fund’s portfolio managers collectively arrive at investment decisions.

More information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund is included in the SAI.

Portfolio Managers	Past 5 Years’ Business Experience
Fred Martin, CFA	President and Chief Investment Officer of DGI. Fred co-founded the firm in 1997. Fund manager since inception in 2011.
Scott Link, CFA	Portfolio Manager with DGI. Scott has been with the firm since 1997. Fund manager since inception in 2011.
Rob Nicoski, CFA	Portfolio Manager with DGI. Rob has been with the firm since 2003. Fund manager since inception in 2011.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Fund’s administrator, fund accounting agent and transfer agent. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

The Fund currently offers one class of shares.

The Fund’s shares are generally offered through certain types of financial intermediaries, certain institutional investors and directly from the Fund. The Fund’s shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, foundations/endowments and individual investors.

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The Disciplined Growth Investors Fund

Investment Minimums
The minimum investment in The DGI Fund shares is $10,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

The Fund reserves the right to waive or change investment minimums.

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading. You may purchase and sell shares directly with the Fund through the Fund’s website at dgifund.com, by telephone at 855-DGI-FUND (3863) or by mail.

via US Postal Service	via Overnight/Express Mail:
The Disciplined Growth Investors Fund	The Disciplined Growth Investors Fund
P.O. Box 275	1290 Broadway, Suite 1100
Denver, CO 80201-1236	Denver, CO 80203

Please call an investor services representative at 1-855-DGI-FUND (3863) to obtain the fax number and wiring instructions.

The Fund does not consider the US Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the DGI Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

Buying Shares
In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries, such as retirement plans, prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in good order and in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Generally, shares may be purchased, exchanged or redeemed through retirement plans or directly from the Fund. Retirement plans may assess fees and expenses for purchases, exchanges or redemptions that are not described in this Prospectus. If applicable, please contact your retirement plan or refer to the appropriate plan disclosure documents for a complete description of such fees and expenses, if any, or for instructions on how to purchase, exchange or redeem shares.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents. The Fund reserves the right to close the Fund to purchases from both new and/or existing investors.

The Fund will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

Redeeming Shares
Redemptions, like purchases may generally be effected directly from the Fund or through certain retirement plans through which you purchased your Fund shares. Please contact your retirement plan or refer to the appropriate plan disclosure documents for details. Your plan may assess fees or expenses in connection with the redemption of shares.

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Redemption Payments
In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind
The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it in the best interests of all shareholders and determines that the redeeming shareholder will not be favored over remaining shareholders, the Fund may pay redemption proceeds to the redeeming shareholder in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations. Securities used to redeem Fund shares will be valued as described in “SHARE TRANSACTIONS - How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

Small Account Balances / Mandatory Redemptions
The Fund does not currently impose an account minimum. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Share Certificates
The Fund does not issue share certificates.

Verification of Shareholder Transaction Statements
You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

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The Disciplined Growth Investors Fund

Non-receipt of Purchase Wire/ Insufficient Funds Policy
The Fund reserves the right to cancel a purchase if payment if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Frequent Purchases and Sales of Fund Shares
The Fund is intended for long-term shareholders. The Fund will not knowingly permit short term trading, excessively frequent trading, market timing, or repetitive “round trips” into and out of the Fund over time. A “round trip” is defined as a purchase followed by redemption of substantially all of a shareholder’s assets with the Fund within a 90 day period. These activities may harm performance by increasing expenses related to trading, diluting the value of Fund shares held by other shareholders, and by distracting the investment adviser from making long-term investment decisions.

The Fund has established practices to monitor activity around these behaviors. The Fund may consider the following actions a violation of this policy:

•	Any sale of shares within 30 days of purchase.
•	Redemption of substantially all of a shareholder’s assets within 90 days of initial purchase.
•	A pattern of redeeming substantially all of a shareholder’s assets and subsequently investing in the Fund within a 90 day period.

In such instances, the Fund may temporarily or permanently bar your future purchases in the Fund. A shareholder’s history may determine whether the Fund will stop the shareholder’s purchases or impose other restrictions.

Certain non-discretionary transactions and exceptional circumstances may fall outside the excessive trading, short term trading, and market timing policy. The Fund will make such determinations at its sole discretion and reserves the right to reject any purchase to protect long-term shareholders.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases, exchanges and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund. The Fund will make a “best efforts” basis to detect such activity.

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The above policy would typically not apply to the following transactions:

•
Certain types of IRA account transactions such as systematic distributions, required minimum distributions, return of excess contribution amounts, and redemptions related to payment of custodian fees; and

•
Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order.

How Fund Shares are Priced
The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Prospectus | August 31, 2015	17

The Disciplined Growth Investors Fund

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally pays dividends, if any, quarterly, and distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

18	1-855-DGI-FUND (344-3863) | www.DGIFund.com

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;
(ii)	U.S. corporations;
(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or
(iv)
a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will satisfy these distribution requirements.

Taxation of Fund Distributions
For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to the shareholders.

Prospectus | August 31, 2015	19

The Disciplined Growth Investors Fund

Distributions of net capital gains that are properly designated by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Fund does not expect a significant portion of its distributions to derive from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends- received deduction for a portion of the dividends they receive from the Fund, to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from exchange-traded funds (“ETFs”) in which the Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. The Fund may realize short- term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund, and from other sources.

The long-term capital gain rate applicable to individuals is currently 20%. For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is taxable. You can avoid this, if you choose, by investing after the Fund has paid a dividend. Investors in tax-advantaged retirement accounts do not need to be concerned about this, since distributions made to shareholders who purchased their shares through such accounts are not taxable.

Sale of Fund Shares
A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES –Sale or Redemption of Shares.”

Redemption of Shares
A shareholder who redeems shares in the Fund generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the amount received in the redemption (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

20	1-855-DGI-FUND (344-3863) | www.DGIFund.com

Any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the Shares have been held for one year or less. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES –Sale or Redemption of Shares.”

Taxation of Certain Investments
The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes paid by the Fund, although it is possible that Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Fund makes no assurances regarding its ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. For more information, see the SAI under “TAXES – Special Tax Considerations.”

The Fund may, at times, buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, any original issue discount inherent in such investments will be included in the Fund’s ordinary income to the extent required by applicable law. Even though payment of that amount is not received until a later time, and will be subject to the risk of nonpayment, it will be distributed to shareholders as taxable dividends. The Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Surtax on Net Investment Income
A surtax of 3.8% applies to net investment income of an individual taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in the Fund. For information regarding the surtax on net investment income, see the SAI under “TAXES – Surtax on Net Investment Income.”

Prospectus | August 31, 2015	21

The Disciplined Growth Investors Fund

Backup Withholding
The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the SAI under “TAXES – Backup Withholding.”

Foreign Accounts
Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXES – Foreign Accounts.”

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the fiscal years ended April 30, 2015, April 30, 2014, April 30, 2013 and the fiscal period August 12, 2011 (inception) to April 30, 2012. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request by calling the Fund at 855-DGI-FUND.

22	1-855-DGI-FUND (344-3863) | www.DGIFund.com

	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Period August 12, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$15.02	$13.17	$12.13	$10.00

INCOME FROM OPERATIONS
Net investment income(a)	0.10	0.07	0.11	0.05
Net realized and unrealized gain on investments	1.83	1.90	1.09	2.11
Total from investment operations	1.93	1.97	1.20	2.16

DISTRIBUTIONS
From net investment income	(0.09)	(0.07)	(0.11)	(0.03)
From net realized gain on investments	(0.11)	(0.05)	(0.05)	–
Total distributions	(0.20)	(0.12)	(0.16)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–	–	–	–

INCREASE IN NET ASSET VALUE	1.73	1.85	1.04	2.13
NET ASSET VALUE, END OF PERIOD	$16.75	$15.02	$13.17	$12.13

TOTAL RETURN	12.87%	15.02%	9.93%	21.65	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$113,342	$86,741	$66,967	$35,678

RATIOS TO AVERAGE NET ASSETS
Expenses	0.78%	0.78%	0.78%	0.77	%(c)
Net investment income	0.61%	0.47%	0.90%	0.60	%(c)

PORTFOLIO TURNOVER RATE	14%	10%	10%	6	%(b)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.

Prospectus | August 31, 2015	23

The Disciplined Growth Investors Fund

PRIVACY POLICY

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:
What?	•	Social Security number and account transactions
	•	Account balances and transaction history
	•	Wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES THE FUND SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

QUESTIONS?	Call 855-DGI-FUND or go to www.dgifund.com

24	1-855-DGI-FUND (344-3863) | www.DGIFund.com

WHO WE ARE
Who is providing this notice?	The Disciplined Growth Investors Fund
WHAT WE DO
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you
	•	open an account
	•	provide account information or give us your contact information
Federal law gives you the right to limit only
Why can’t I limit all sharing?	•	sharing for affiliates’ everyday business purposes- information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non- affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.
	•	The Fund does not jointly market.

OTHER IMPORTANT INFORMATION
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Prospectus | August 31, 2015	25

ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports
Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports, when available, will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information
The statement of additional information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

•
You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Fund at P.O. Box 275, Denver, CO, 80201, or by calling Agent at 855-DGI-FUND, by writing your financial consultant. This information is also available free of charge on the Fund’s website at www.dgifund.com.

•
You can also review the Fund’s shareholder reports, Prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. Information about the public reference room may be obtained by calling 202-551-8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell their shares.

(Investment Company Act file no. 811-8194)

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH

PROSPECTUS

August 31, 2015

EMERALD BANKING AND FINANCE FUND

Class A: HSSAX | Class C: HSSCX
Institutional Class: HSSIX | Investor Class: FFBFX

EMERALD GROWTH FUND

Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

EMERALD INSIGHTS FUND

Class A: EFCAX | Class C: EFCCX
Institutional Class: EFCIX | Investor Class: EFCNX

Summary Sections	2
Investment Objective and Principal Investment Strategies	13
More on the Funds’ Investments and Related Risks	14
Disclosure of Portfolio Holdings	20
Management	20
Portfolio Managers	21
Administrator, Distributor and Transfer Agent of the Funds	22
Buying, Exchanging and Redeeming Shares	22
Share Transactions	27
Dividends and Distributions	29
Taxes	29
Financial Highlights	31
Privacy Policy	44
Additional Information About the Funds	Back Cover

EMERALD BANKING AND FINANCE FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund seeks long-term growth through capital appreciation. Income is a secondary objective.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 22 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 38 of the Fund’s statement of additional information.

	Class A	Class C	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	0.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.35%	0.75%	N/A	0.25%
Total Other Expenses	0.25%	0.50%	0.30%	0.40%
Other Fund Expenses	0.25%	0.25%	0.25%	0.25%
Shareholder Services Fees	0.00%	0.25%	0.05%	0.15%
Total Annual Fund Operating Expenses(1)	1.60%	2.25%	1.30%	1.65%
Fee Waiver and Expense Reimbursement(2)	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.60%	2.25%	1.30%	1.65%

(1)	Expenses have been restated to reflect current fees.
(2)
Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.84%, 2.49%, 1.54% and 1.89% respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of the waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expense more than three years after the year(s) in which the fees and expenses were incurred. The Adviser may not discontinue this waiver, prior to August 31, 2016, without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$630	$956	$1,304	$2,283
Class C Shares	$328	$703	$1,204	$2,581
Institutional Class Shares	$132	$412	$713	$1,566
Investor Class Shares	$168	$520	$896	$1,952
You would pay the following expenses if you did not redeem your Shares:
Class A Shares	$630	$956	$1,304	$2,283
Class C Shares	$228	$703	$1,204	$2,581
Institutional Class Shares	$132	$412	$713	$1,566
Investor Class Shares	$168	$520	$896	$1,952

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Emerald Banking and Finance Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks (both common and preferred) of companies principally engaged in the banking or financial services industries. This requirement is applied at the time the Fund invests its assets. The Emerald Banking and Finance Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval.

The Fund will usually emphasize small or medium market capitalization companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: (a) a majority of the revenues or earnings were derived from the creation or sale of banking or financial services products; or (b) a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

2

EMERALD BANKING AND FINANCE FUND

Companies in the banking industry are defined to include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

PRINCIPAL RISKS OF THE FUND

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Concentration in Banking- and Financial Services-Related Investments: The banking and financial services industries are comparatively narrow segments of the economy. The Fund concentrates its investments in such issuers to the extent permitted by applicable regulatory guidance. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. There is a risk that those issuers (or the sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Liquidity Risk: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Real Estate Securities and REITs: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, the Fund may not be able to sell the security at a time and/or price at which the Adviser might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity.

Securities Issued By Other Investment Companies: The Fund may invest in shares of other investment companies, including, but not limited to, other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Please see “What are the Principal and Non-Principal Risks of Investing in Each Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

3

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for Class A and Class C shares for periods prior to March 16, 2012 reflects the performance of the Forward Banking and Finance Fund’s Class A and C shares, as a result of a prior reorganization of the Forward Banking and Finance Fund’s Class A and C shares into the Fund’s Class A and Class C shares, without the effect of any fee and expense limitations or waivers. Returns of the Institutional Class shares are not presented because Institutional Class shares have not yet completed a full calendar year of performance. If Class A and Class C shares of the Fund had been available during periods prior to March 16, 2012, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Calendar Year Annual Returns – Class A

Best Quarter —September 30, 2008	22.65%
Worst Quarter — March 31, 2009	- 19.75%

The Fund’s Class A share year-to-date return as of June 30, 2015 was 10.81%.

Average Annual Total Returns
 (for the periods ended December 31, 2014)

Emerald Banking & Finance	1 Year	5 Years	10 Years	Since Inception
Class A (Inception Date of 2/18/97)
Returns Before Taxes	2.06%	14.55%	2.09%	8.16%
Returns After Taxes on Distributions	2.06%	14.55%	1.68%	7.65%
Returns After Taxes on Distributions and Sale of Fund Shares	1.17%	11.73%	1.72%	6.87%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%	8.24%
Russell 2000 Financial Services TR (reflects no deduction for fees, expenses or taxes)	8.86%	15.21%	4.51%	8.50%
Class C (Inception Date of 07/01/00)
Returns Before Taxes	5.43%	14.98%	1.94%	8.64%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%	7.42%
Russell 2000 Financial Services TR (reflects no deduction for fees, expenses or taxes)	8.86%	15.21%	4.51%	9.64%
Institutional Class (Inception Date of 3/19/2012)
Returns Before Taxes	7.47%	N/A	N/A	20.71%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	8.86%	N/A	N/A	14.21%
Russell 2000 Financial Services TR (reflects no deduction for fees, expenses or taxes)	8.86%	N/A	N/A
Investor Class (Inception Date of 3/16/10)
Returns Before Taxes	7.14%	N/A	N/A	13.30%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	N/A	N/A	14.21%
Russell 2000 Financial Services TR (reflects no deduction for fees, expenses or taxes)	8.86%	N/A	N/A	13.61%

*
After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

INVESTMENT ADVISER

Emerald is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Kenneth G. Mertz II, CFA, and Steven E. Russell, Esq. are responsible for the day-to-day management of the Fund’s portfolio and make the final investment decisions for the Fund. Mr. Mertz is President and Chief Investment Officer of Emerald and President and Chief Investment Officer of Emerald Advisers, Inc. Mr. Russell is an Assistant Vice President of Emerald Advisers and an Assistant Vice President of Emerald, and a Portfolio Manager of the Fund. Mr. Mertz and Mr. Russell have both managed the Fund from its inception in 2012. Mr. Mertz had served as a portfolio manager of the Forward Banking and Finance Fund, the predecessor to the Fund, since its inception.

4

EMERALD BANKING AND FINANCE FUND

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment in Class A, Class C and Investor Class shares is $2,000 for non-qualified accounts and $1,000 for qualified accounts. The minimum initial investment in Institutional Class shares is $1,000,000. The minimum subsequent investment is $100 for Class A, Class C and Investor Class shares. There is no minimum subsequent investment for Institutional Class shares. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund.

Purchases, exchanges and redemptions may be made directly or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Investor Class shareholders should call 1-855-828-9909 for more information on how to invest.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

5

EMERALD GROWTH FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund seeks long-term growth through capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 22 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 38 of the Fund’s statement of additional information.

	Class A	Class C	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	0.75%	N/A	0.25%
Total Other Expenses	0.19%	0.44%	0.24%	0.34%
Other Fund Expenses	0.19%	0.19%	0.19%	0.19%
Shareholder Services Fees	0.00%	0.25%	0.05%	0.15%
Total Annual Fund Operating Expenses	1.29%	1.94%	0.99%	1.34%
Fee Waiver and Expense Reimbursement(1)	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.29%	1.94%	0.99%	1.34%

(1)
Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.29%, 1.94%, 0.99% and 1.34% respectively. This agreement i(the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expenses were incurred. The Adviser may not discontinue this waiver, prior to August 31, 2016, without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$600	$864	$1,149	$1,956
Class C Shares	$297	$609	$1,046	$2,261
Institutional Class Shares	$101	$315	$547	$1,212
Investor Class Shares	$136	$424	$734	$1,611
You would pay the following expenses if you did not redeem your Shares:
Class A Shares	$600	$864	$1,149	$1,958
Class C Shares	$197	$609	$1,046	$2,261
Institutional Class Shares	$101	$315	$547	$1,212
Investor Class Shares	$136	$424	$734	$1,611

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal conditions, the Fund typically invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”), conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

6

EMERALD GROWTH FUND

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

PRINCIPAL RISKS OF THE FUND

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Liquidity Risk: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Real Estate Securities and REITs: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, the Fund may not be able to sell the security at a time and/or price at which the Adviser might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity.

Securities Issued By Other Investment Companies: The Fund may invest in shares of other investment companies, including, but not limited to, other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Please see “What are the Principal and Non-Principal Risks of Investing in Each Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for Class A, Class C and Institutional Class shares for periods prior to March 16, 2012 reflects the performance of the Forward Growth Fund’s Class A, Class C and Institutional Class shares as a result of a prior reorganization of the Forward Growth Fund’s Class A, Class C and Institutional Class shares into the Fund’s Class A, Class C and Institutional Class shares, without the effect of any fee and expense limitations or waivers. If Class A, Class C and Institutional shares of the Fund had been available during periods prior to March 16, 2012, the performance shown may have been different.

7

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

Calendar Year Annual Returns – Class A

Best Quarter — March 31, 2012	20.57%
Worst Quarter — December 31, 2008	- 25.77%

The Fund’s Class A share year-to-date return as of June 30, 2015 was 15.13%.

Average Annual Total Returns
 (for the periods ended December 31, 2014)

Emerald Growth	1 Year	5 Years	10 Years	Since Inception
Class A (Inception Date of 10/01/92)
Returns After Taxes on Distributions	-0.31%	16.22%	7.89%	10.00%
Returns Before Taxes	1.74%	17.57%	8.92%	11.26%
Returns After Taxes on Distributions and Sale of Fund Shares	1.84%	14.16%	7.23%	9.42%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	8.54%	8.25%
Class C (Inception Date of 07/01/00)
Returns Before Taxes	5.14%	17.94%	8.79%	5.62%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	8.54%	4.41%
Institutional Class (Inception Date of 10/21/08)
Returns Before Taxes	7.19%	19.08%	N/A	18.39%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	N/A	17.46%
Investor Class (Inception Date of 5/2/2011)
Returns Before Taxes	6.77%	N/A	N/A	13.47%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	N/A	N/A	11.86%

*
After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

INVESTMENT ADVISER

Emerald is the investment adviser to the Fund.

EMERALD’S PORTFOLIO MANAGERS

The members of the team are: Kenneth G. Mertz II, CFA, President, Stacey L. Sears, Portfolio Manager, and Joseph W. Garner, Portfolio Manager and Director of Research for Emerald and its affiliates. Mr. Mertz, Ms. Sears and Mr. Garner are responsible for the management of the Fund’s portfolio, and each has served as a portfolio manager of the Fund since inception in 2012. Mr. Mertz had served as a portfolio manager of the Forward Growth Fund, the predecessor to the Fund, since its inception, Ms. Sears since 2002 and Mr. Garner since 2006.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment in Class A, Class C and Investor Class shares is $2,000 for non-qualified accounts and $1,000 for qualified accounts. The minimum initial investment in Institutional Class shares is $1,000,000. The minimum subsequent investment is $100 for Class A, Class C and Investor Class shares. There is no minimum subsequent investment for Institutional Class shares. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund.

Purchases, exchanges and redemptions may be made directly or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Investor Class shareholders should call 1-855-828-9909 for more information on how to invest.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

8

EMERALD GROWTH FUND

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

9

EMERALD INSIGHTS FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund seeks long-term growth through capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 22 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 38 of the Fund’s statement of additional information.

	Class A	Class C	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	0.75%	N/A	0.25%
Total Other Expenses	1.47%	5.75%	3.91%	1.96%
Other Fund Expenses	1.47%	5.50%	3.86%	1.81%
Shareholder Services Fees	0.00%	0.25%	0.05%	0.15%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(1)	2.60%	7.28%	4.69%	2.99%
Fee Waiver and Expense Reimbursement(2)	-1.22%	-5.25%	-3.61%	-1.56%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.38%	2.03%	1.08%	1.43%

(1)	Expenses have been restated to reflect current fees.
(2)
Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.05% and 1.40% respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expenses were incurred. The Adviser may not discontinue this waiver, prior to August 31, 2016, without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 YEAR	3 YEARS	5 YEARS	10 YEARS
You would pay the following expenses if you redeemed your Shares
Class A Shares	$609	$1,134	$1,685	$3,180
Class C Shares	$306	$1,671	$3,073	$6,317
Institutional Class Shares	$110	$1,088	$2,071	$4,556
Investor Class Shares	$146	$777	$1,434	$3,193
You would pay the following expenses if you did not redeem your Shares:
Class A Shares	$609	$1,134	$1,685	$3,180
Class C Shares	$206	$1,671	$3,073	$6,317
Institutional Class Shares	$110	$1,088	$2,071	$4,556
Investor Class Shares	$146	$777	$1,434	$3,193

The Example does not reflect sales charges (loads) on dividends reinvested and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal conditions, the Fund typically invests in equity securities of U.S. companies, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the Adviser’s research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group, generally considered to be, growth companies. The Adviser favors companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant attention from published analysts or other institutional investors.

10

EMERALD INSIGHTS FUND

The Fund can invest in companies from a wide range of industries and of various sizes. The Fund will invest primarily in mid and small-size companies. The Adviser typically defines mid-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell MidCap® Growth Index. As of June 30, 2015, the Russell MidCap Growth Index included securities issued by companies that ranged in size between $2 billion and $28.09 billion. The Adviser typically defines small-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Growth Index. As of June 30, 2015, the Russell 2000 Growth Index included securities issued by companies that ranged in size between $103 million and $ 4.705 billion.

PRINCIPAL RISKS OF THE FUND

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Small and Medium Capitalization Stocks: Investment in securities of small or medium-sized companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Growth Stocks: Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, the Fund may underperform other mutual funds or stock indexes.

Market Risk: Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. The Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

New Fund Risk. The Fund is newly formed and therefore has limited performance history for investors to evaluate.

Please see “What are the Principal and Non-Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.

INVESTMENT ADVISER

Emerald is the investment adviser to the Fund.

EMERALD’S PORTFOLIO MANAGERS

David A. Volpe, CFA®, Managing Director of Emerald, has served as the primary portfolio manager since the Fund’s inception in July, 2014 Joseph W. Garner, Portfolio Manager and Director of Research of Emerald, and Steve Amsterdam, Senior Research Analyst of Emerald, have each served as associate portfolio manager since the Fund’s inception in July 2014.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment in Class A, Class C and Investor Class shares is $2,000 for non-qualified accounts and $1,000 for qualified accounts. The minimum initial investment in Institutional Class shares is $1,000,000. The minimum subsequent investment is $100 for Class A, Class C and Investor Class shares. There is no minimum subsequent investment for Institutional Class shares. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund.

Purchases, exchanges and redemptions may be made directly or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Investor Class shareholders should call 1-855-828-9909 for more information on how to invest.

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TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

12

EMERALD FUNDS

EMERALD BANKING AND FINANCE FUND
EMERALD GROWTH FUND

EMERALD INSIGHTS FUND

(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS” OR THE “EMERALD FUNDS”)

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

This section describes each Fund’s investment objective and principal investment strategies. See “More on Each Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about each Fund’s investments and the risks of investing.

What are the Funds’ Investment Objectives?

•	The Emerald Banking and Finance Fund seeks long-term growth through capital appreciation. Income is a secondary objective.
•	The Emerald Growth Fund seeks long-term growth through capital appreciation.
•	The Emerald Insights Fund seeks long-term growth through capital appreciation

While there is no assurance that any Fund will achieve its investment objective, each Fund endeavors to do so by following the strategies and policies described in this Prospectus.

Each Fund’s Board of Trustees (the “Board”) may change this investment objective or the Fund’s principal investment strategies without a shareholder vote. Each Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are each Fund’s Principal Investment Strategies?

The Emerald Banking and Finance Fund
The Emerald Banking and Finance Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in stocks (both common and preferred) of companies principally engaged in the banking or financial services industries. This requirement is applied at the time the Fund invests its assets. The Emerald Banking and Finance Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Emerald Banking and Finance Fund of its 80% investment policy.

The Fund will usually emphasize small or medium market capitalization companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: a majority of the revenues or earnings were derived from the creation or sale of banking or financial services products; or a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry are defined to include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

The Emerald Growth Fund
Under normal conditions, the Fund typically invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index. As of June 30, 2015, the Russell 2000 Index included securities issued by companies that ranged in size between $103 million and $4.705 million.

The Emerald Insights Fund
Under normal conditions, the Fund typically invests in equity securities of U.S. companies, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the Adviser’s research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group, generally considered to be, growth companies. The Adviser favors companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant attention from published analysts or other institutional investors.

The Fund can invest in companies from a wide range of industries and of various sizes. The Fund will invest primarily in mid and small-size companies. The Adviser typically defines mid-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell MidCap® Growth Index. As of June 30, 2015, the Russell MidCap Growth Index included securities issued by companies that ranged in size between $2 billion and $28.09 billion. The Adviser typically defines small-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Growth Index. As of June 30, 2015, the Russell 2000 Growth Index included securities issued by companies that ranged in size between $103 million and $ 4.705 billion.

13

MORE ON EACH FUND’S INVESTMENTS AND RELATED RISKS

Each Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about each Fund’s investment strategies and certain portfolio management techniques each Fund may use, as well as the principal and other risks that may affect each Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Securities in Which Each Fund Invests?

Equity Securities and Convertible Securities
Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Real Estate-Related Company
A company is considered to be a real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include equity real estate investment trusts (“REITs”) that own property and mortgage REITs that make short-term construction and development mortgage loans or that invest in long-term mortgages or mortgage pools, or companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages.

A REIT is a type of U.S. real estate company that is dedicated to owning and usually operating income producing real estate or to financing real estate. REITs are not subject to U.S. corporate income tax provided they comply with a number of tax requirements, including the annual distribution to stockholders of at least 90% of their net income. A number of countries around the world have adopted, or are considering adopting, similar REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Illiquid Securities
A Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment.

Money Market Securities
Money market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy certain of the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Exchange-Traded Funds (“ETFs”)
ETFs are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Securities Issued by Other Investment Companies
Investment companies are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, unit investment trusts and ETFs are examples of investment companies. The Emerald Growth Fund and the Emerald Banking and Finance Fund may invest in securities of other investment companies, but only in no-load, open-end money market mutual funds. By investing in another investment company, a Fund will indirectly bear any asset-based fees and expenses charged by the underlying investment company in which the Fund invests.

Restrictions on Investments in Other Investment Companies – Investments in securities of other investment companies are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, a Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

14

EMERALD FUNDS

When-Issued, Delayed-Delivery and Forward Commitments

A Fund may purchase securities on a when-issued basis, may purchase and sell such securities on a delayed-delivery basis, and may enter into contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (i.e., forward commitments). Each Fund will segregate or “earmark” assets determined by the Adviser to be liquid in accordance with procedures established by the Board of Trustees to cover its obligations with respect to any when-issued securities, delayed-delivery securities or forward commitments. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

U.S. Government Securities
U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Mortgage-Related Securities
Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage-related securities may be U.S. Government securities or issued by a bank or other financial institution.

What are the Non-Principal Strategies of each Fund?

Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies. These securities and strategies are not principal investment strategies of a Fund. If successful, they may benefit a Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s objective.

Debt Securities
A Fund may invest in short- and/or long-term debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage- and other asset-backed securities.

Depositary Receipts
Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored.

Derivatives
A Fund may invest in derivatives, which are securities whose value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. Each Fund will segregate or “earmark” assets determined by the Adviser to be liquid in accordance with procedures established by the Board of Trustees to cover its derivative obligations.

Government-Sponsored Enterprises (“GSEs”)
GSEs are privately-owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students, and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government and are not guaranteed by the U.S. Government. As such, GSEs are different from “agencies,” which have the explicit backing of the U.S. Government.

Repurchase Agreements
A Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, the Fund agrees to buy a security at one price and simultaneously agrees to sell it back at an agreed upon price on a specified future date. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Structured Notes
A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures. Certain Funds investing in commodities will effect such investment primarily through the purchase of a leveraged structured note. The Adviser will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as those issued by the U.S. Treasury and U.S. Government agencies. The combination of the leveraged structured note and the separate pool of high quality bonds is designed to replicate the performance of the broad commodities markets and will be managed for the exposure to the commodities market. For example, if a Fund were to hold a structured note with 3 times exposure to a specified commodity index and the Adviser hoped to achieve $15 million in exposure, the Adviser would invest $5 million in the structured note and $10 million in high quality bonds. When the investment performance of the structured note and high quality bonds is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Investment Limitations
Except with respect to the illiquid investment restrictions set forth above, all limitations on each Fund’s investments listed in this Prospectus will apply at the time of investment. Each Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

Cash Position
Each Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested.

15

Lending of Portfolio Securities
In order to generate additional income, a Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Changes of Investment Policies
Certain of the Funds’ investment policies are non-fundamental investment policies, including the Emerald Banking and Finance Fund’s policy to invest at least 80% of its assets in stocks (both common and preferred) of companies principally engaged in the banking or financial services industries. Such non-fundamental investment policies may be changed at any time without shareholder approval by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by either Fund of its non-fundamental investment policies. Unless expressly stated otherwise in the Prospectus or the Statement of Additional Information, any other investment policies or restrictions contained in the Prospectus or Statement of Additional Information are non-fundamental.

Temporary Defensive Positions
Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

Market Risk
Securities markets are volatile and can decline significantly in response to issuer, political, market, and economic developments. Historically, markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. A Fund’s portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Additional Information Regarding Investment Strategies
With respect to any percentage restriction on investment or use of assets discussed in the relevant “Fund Summary” sections above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Other Investments and Risks
Each Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject a Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which each Fund may invest and their associated risks.

What are the Principal and Non-Principal Risks of Investing in Each Fund?

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are summarized in each Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of each Fund. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. For additional information regarding risks of investing in a Fund, please see the SAI.

Risks	Emerald Banking and Finance Fund	Emerald Growth Fund	Emerald Insights Fund
Concentration in Banking and Financial Services	P	N/A	N/A
Borrowing	NP	NP	NP
Cash and Cash Equivalents	NP	NP	NP
Debt Securities	NP	NP	NP
Depositary Receipts	NP	NP	NP
Derivatives	NP	NP	NP
Equity Securities	P	P	P
Government-sponsored Enterprises	NP	NP	NP
Growth Stocks	P	P	P
Liquidity Risk	P	P	NP
Managed Portfolio	P	P	P
Market Risk	NP	NP	P
New Fund	NP	NP	P
Portfolio Turnover	NP	P	P
Real Estate Securities and REITs	P	P	NP
Repurchase Agreements	NP	NP	NP
Restricted and Illiquid Securities	P	P	NP
Securities Issued By Other Investment Companies	P	P	NP
Small and Medium Capitalization Stocks	P	P	P
Tax	NP	NP	NP
Value Stocks	NP	NP	NP

P = Principal Risk	NP = Non-Principal Risk	N/A = Not Applicable

16

EMERALD FUNDS

Concentration in Banking- and Financial Services-Related Investments

A Fund that concentrates in the banking and financial services industries, such as the Emerald Banking and Finance Fund, may be subject to greater risks than a portfolio without such a concentration. Such a Fund will be particularly subject to the risks associated with regulatory developments in, or related to, the banking and financial services industries. The banking and financial services industries are comparatively narrow segments of the economy and, therefore, a Fund that concentrates its investments in these industries may experience greater volatility than funds investing in a broader range of industries.

In addition, companies in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the banking and financial services industries. The value of a Fund’s shares is particularly vulnerable to factors affecting the banking and financial services industries, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition.

There is a risk that those issuers (or the sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Borrowing

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a Fund. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in a Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/ or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce a Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of a Fund.

Successful use of borrowing depends on the ability of the Adviser to correctly predict interest rates and market movements, and there is no assurance that the use of borrowing will be successful. Capital raised through leverage will be subject to interest costs, which may fluctuate with changing market rates of interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Some of a Fund’s portfolio securities may also be leveraged and will therefore be subject to the leverage risks described above. This additional leverage may, under certain market conditions, reduce the net asset value of a Fund.

Cash and Cash Equivalents

The holding by a Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Debt Securities

A Fund may invest in short-term and/or long-term debt securities. Debt securities in which a Fund may invest are subject to several types of investment risk. They may have market or interest rate risk, which means their value will be affected by fluctuations in the prevailing interest rates. Bonds are subject to the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Fund’s investments in bonds. Investments in these types of securities pose the risk that the Adviser’s forecast of the direction of interest rates might be incorrect.

Debt securities are subject to credit risk, which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. The credit quality of a bond or fixed-income holding could deteriorate as a result of a bankruptcy or extended losses. There is no guarantee that a sovereign government will support certain government sponsored entity securities and, accordingly, these securities involve a risk of non-payment of principal and interest. In addition, the value of a Fund’s debt securities will generally decline if the credit rating of the issuer declines, and an issuer whose credit rating has declined may be unable to make payments of principal and/or interest. Call or income risk exists with respect to corporate bonds during periods of falling interest rates because of the possibility that securities with high interest rates will be prepaid or “called” by the issuer before they mature. A Fund would have to reinvest the proceeds at a possibly lower interest rate. A Fund may also be subject to event risk, which is the possibility that corporate debt securities held by the Fund may suffer a substantial decline in credit quality and market value if the issuer restructures.

Debt securities generally increase in value during periods of falling interest rates and decline in value if interest rates increase. Usually, the longer the remaining maturity of a debt security is, the greater the effect interest rate changes have on its market value.

Depositary Receipts

Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

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Derivatives

A Fund may invest in derivatives, which are securities whose value is based on the value of another security or index. These instruments include options, futures contracts, forward currency contracts, swap agreements, and similar instruments. There is limited consensus as to what constitutes a “derivative.” For certain Funds’ purposes, derivatives may also include customized baskets or options (which may incorporate other securities directly and also various derivatives including common stock, options, and futures) structured as agreed upon by a counterparty, as well as specially structured types of mortgage- and asset-backed securities whose value is linked to foreign currencies. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. A Fund may use a variety of currency hedging techniques to attempt to hedge exchange rate risk or gain exposure to a particular currency. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Adviser or, if available, that such techniques will be utilized by the Adviser.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of a Fund. If the Adviser inaccurately forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

The SAI provides a more detailed description of the types of derivative instruments in which a Fund may invest and their associated risks.

Equity Securities

A Fund may invest in equity securities, which include common, preferred, and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. The price of equity securities can fluctuate, at times dramatically, based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate.

Many factors affect an individual company’s performance, such as the strength of its management or the demand for its product or services, and a company’s performance may also be impacted by developments affecting the particular issuer or its industry or geographic sector. As a result, individual companies may not perform as anticipated. Furthermore, stock markets in which a Fund invests may experience periods of turbulence and instability and domestic and global economies may go through periods of decline and change, which may negatively impact the price of equity securities.

A Fund may invest in securities of varying market capitalizations. Investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations, like those with small market capitalizations, can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase and may also be affected by changes in the value of the underlying common stock into which the securities may be converted. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Government-Sponsored Enterprises (“GSEs”)

Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

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EMERALD FUNDS

Growth Stocks

Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall. In addition, if the market does not come to share the Adviser’s assessment of an investment’s long-term growth, a Fund may underperform other mutual funds or stock indexes.

Liquidity Risk

Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Real Estate Securities and REITs

The Funds do not concentrate investments in opportunities in the real estate industry but may otherwise invest in real estate-related securities, which may pose certain risks associated with investments in entities focused on real estate activities. Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 (the “Code”), and failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities. In addition, the organizational documents of a REIT may give the trust’s sponsors the ability to control the operation of the REIT even though another person or entity could own a majority of the interests of the trust. These trusts may also contain provisions which would delay or make a change in control of the REIT difficult.

A Fund is also subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Repurchase agreements are transactions in which an institution ( e.g., a bank or securities firm) sells a Fund a security at one price and agrees to repurchase that security at a higher price, normally within a seven day period. Each repurchase agreement entered into by a Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. If a seller becomes subject to bankruptcy or other insolvency proceedings or fails to repurchase a security from a Fund, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, a Fund may not be able to sell the security at a time and/or price at which the Adviser might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Fund could realize upon disposition. Restricted securities (i.e., securities subject to legal or contractual restrictions on resale) may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Securities Issued By Other Investment Companies

A Fund may invest in shares of other investment companies, including, but not limited to, other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Small and Medium Capitalization Stocks

Smaller companies may offer greater investment value, but they may present greater investment risks than investing in the securities of large companies. These risks include greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies. Smaller companies can also have limited product lines, markets or financial resources and may not have sufficient management strength. Small capitalization stocks may be traded over the counter or listed on an exchange.

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Tax

The federal income tax treatment of the complex securities in which a Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Value Stocks

Although a Fund may invest in securities that the Adviser believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the Funds’ SAI.

MANAGEMENT

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of each Fund’s business affairs. The Adviser commenced business operations in 2005 and is registered with the Securities and Exchange Commission as an investment adviser. Emerald is located at 3175 Oregon Pike, Leola, Pennsylvania 17540. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to these Funds, and is located at the same address as that of Emerald. As of June 30, 2015, Emerald Advisers, Inc. had approximately $3.6 billion in assets under management.

Pursuant to the Investment Advisory and Management Agreement (the “Advisory Agreement”), the Emerald Banking and Finance Fund pays the Adviser an annual management fee of 1% based on the Emerald Banking and Finance Fund’s average daily net assets, the Emerald Growth Fund pays the adviser an annual management fee of 0.75% based on the Emerald Growth Fund’s average daily net assets, and the Emerald Insights Fund pays the Adviser an annual management fee of 0.75% based on the Emerald Insights Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory

Agreement for additional one-year terms. The Board, shareholders of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of the Advisory Agreement with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund was provided in the Funds’ annual report to shareholders for the period ended April 30, 2015. A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Emerald Insights Fund was provided in the Funds’ semi-annual report to shareholders for the period ended October 31, 2014. Fees are subject to the following breakpoints:

Emerald Banking and Finance Fund	1.00% up to and including $100,000,000
0.90% in excess of $100,000,000
Emerald Growth Fund	0.75% up to and including $250 million
0.65% over $250 million up to and
including $500 million
0.55% over $500 million up to and
including $750 million
0.45% over $750 million
Emerald Insights Fund	0.75% up to and including $250 million
0.65% over $250 million up to and
including $500 million
0.55% over $500 million up to and
including $750 million
0.45% over $750 million

Emerald has contractually agreed to waive a portion of its fees and reimburse other expenses in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for each of its Funds. For the Emerald Banking and Finance Fund for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.84%, 2.49%, 1.54% and 1.89% respectively; for the Emerald Growth Fund for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.29%, 1.94%, 0.99% and 1.34% respectively; and for the Emerald Insights Fund for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, ¬1.05% and 1.40% respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expenses were incurred. The Adviser may not discontinue this waiver, prior to August 31, 2016, without the approval by the Fund’s Board of Trustees.

During the most recent fiscal year ended April 30, 2015, each Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

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EMERALD FUNDS

Fund Name	Total Annual Advisory Fee (As a Percentage of Daily Net Assets)	Annual Advisory Fee To Investment Adviser (As a Percentage of Daily Net Assets)
Emerald Banking and Finance Fund	1.00%	1.00%
Emerald Growth Fund	0.75%	0.75%
Emerald Insights Fund	0.75%	0.00%

THE PORTFOLIO MANAGERS

More information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Funds is included in the SAI.

The portfolio managers are primarily responsible for the day-to-day operation of the Fund. Each of the persons listed below has served as the Fund’s portfolio manager from the Fund’s inception. Where more than one portfolio manager is identified, the Fund’s portfolio managers collectively arrive at investment decisions.

FUND	PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Emerald Banking and Finance Fund	Kenneth G. Mertz II, CFA®*
Mr. Mertz has been the Chief Investment Officer & President of Emerald since 2005 and of Emerald Advisers, Inc. since October 1992. Before joining Emerald, Mr. Mertz was the Chief Investment Officer to the Pennsylvania State Employees’ Retirement System.

Emerald Banking and Finance Fund	Steven E. Russell, Esq.
Mr. Russell is an Assistant Vice President for Emerald and Assistant Vice President of Emerald Advisers, Inc. Prior to re-joining Emerald Advisers, Inc. in 2005, Mr. Russell founded a registered investment adviser and served as Managing Director of a private equity firm. Mr. Russell served as a portfolio manager and officer of Emerald Advisers, Inc. from 1998 to 2004. He has also served as a portfolio manager for the Pennsylvania Public School Employee’s Retirement System.

Emerald Growth Fund	Kenneth G. Mertz II, CFA®	Mr. Mertz’s biographical information appears above.
Emerald Growth Fund	Stacey L. Sears
Ms. Sears is Vice President of Emerald Advisers, Inc. and of Emerald. Ms. Sears was employed by Emerald’s parent company from 1992 to 2001, and from 1995 to 2000, served as a Research Analyst. She became an assistant portfolio manager to Mr. Mertz in 2001. In 2002, Ms. Sears became a Portfolio Manager.

Emerald Growth Fund	Joseph W. Garner
Mr. Garner is the Director of Research for Emerald Advisers, Inc., the research arm of Emerald Asset Management, Inc., a position he has held since January 1995. Mr. Garner has been employed by Emerald Advisers, Inc. since April 1994 as an analyst, focusing on small to mid-size firms. He holds an M.B.A.

Emerald Insights Fund	David A. Volpe, CFA®*, Portfolio Manager
Mr. Volpe is Managing Director of Emerald and has over 23 years of investment experience. He is Portfolio Manager of the Emerald MidCap Growth product and the Emerald All Cap Growth product. Mr. Volpe joined Emerald in 2000. Mr. Volpe maintains research coverage of the Energy industry. Prior to joining Emerald, he served as First Deputy City Controller of the City of Philadelphia, and also Chief Investment Officer of the Philadelphia Gas Works Pension System, where he was responsible for all aspects of that entity’s pension fund. Prior to working for the City of Philadelphia, Mr. Volpe was a senior budget analyst for the Pennsylvania State Senate Appropriations Committee, and served as an alternate member on both the Pennsylvania State Employees’ and Pennsylvania School Employees’ Retirement Systems. Mr. Volpe is a board member of NHS Human Services and a member of the CFA Institute. Mr. Volpe earned a BA in Political Science from Potsdam College and a Masters in Public Administration from Penn State University.

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Emerald Insights Fund	Joseph W. Garner, Associate Portfolio Manager
Mr. Garner is Director of Research and a member of the Small Cap Portfolio Management team for Emerald and has over 19 years of investment experience. He is also a Manager of the Emerald Growth Fund. Mr. Garner’s research efforts are focused on small and mid- sized firms in the Business Services, Capital Goods, Consumer, Financial Services, and Technology sectors. Mr. Garner joined Emerald in 1994. Mr. Garner served as President of the Millersville University Foundation and previously served as Chair of the Board’s Investment Committee. Prior to joining Emerald, Mr. Garner was the Program Manager of the PA Economic Development Financing Authority (PEDFA) and an Economic Development Analyst with the PA Department of Commerce’s Office of Technology Development. Mr. Garner received an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

Emerald Insights Fund	Stephen L. Amsterdam, Associate Portfolio Manager
Mr. Amsterdam is an Associate Portfolio Manager and Senior Research Analyst for Emerald and has 23 years of public and private investment experience. Mr. Amsterdam has been a member of the Emerald research team since 2001. During his 13 year tenure, he has been responsible for research on numerous industry categories, with the majority in the technology segment. Prior to joining Emerald, Mr. Amsterdam spent a decade in increasingly responsible positions in technology venture capital, most recently in the role of managing director. He has advised numerous companies on strategy and competitive positioning and served as a board member of seven early stage technology companies. Mr. Amsterdam graduated from Lehigh University with a B.S. degree in Finance.

* CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUNDS

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Funds’ administrator, fund accounting agent and transfer agent. ALPS Distributors, Inc. (“ADI” or the “Distributor”) serves as the Funds’ distributor.

BUYING, EXCHANGING AND REDEEMING SHARES

Each Fund currently offers Class A, Class C, Institutional Class, and Investor Class shares. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class; and
•	whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver).

Class A and C shares are generally available directly or in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisors and other financial intermediaries.

Institutional Class shares are sold primarily to investors purchasing through a fee-based program with their investment adviser or broker dealer, through a 401(k) plan In which they participate, or, for certain institutional investors through direct purchases from a Fund in quantities of $1 million or more. Institutional investors may include, but are not limited to: corporations, retirement plans, public plans and foundations/endowments.

Not all financial intermediaries offer all classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

Distribution and Services (12b-1) Plan for Class A, Class C and Investor Class Shares

Each Fund has adopted a separate plan of distribution for its Class A, Class C, and Investor Class shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow each Fund, as applicable, to use Class A, Class C, and Investor Class assets to pay fees in connection with the distribution and marketing of Class A, Class C, and Investor Class shares and/or the provision of shareholder services to Class A, Class C, and Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A, Class C, and Investor Class shares of the Fund as their funding medium and for related expenses.

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EMERALD FUNDS

The Plans permit each Fund to make total payments at an annual rate of up to 0.35% of a Fund’s average daily net assets attributable to its Class A shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares, and 0.25% of a Fund’s average daily net assets attributable to its Investor Class shares. Because these 12b-1 fees are paid out of a Fund’s Class A, Class C, and Investor Class assets on an ongoing basis, over time they will increase the cost of an investment in Class A, Class C, and Investor Class shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plans, the Trust is authorized to make payments to ALPS Distributors Inc. (“ADI”) for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. ADI is entitled to retain all fees paid under the Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although ADI may, pursuant to a written agreement between ADI and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. ADI is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plan for Class C, Institutional Class and Investor Class Shares

Each Fund has each adopted a shareholder services plan (a “Services Plan”) with respect to the Fund’s Class C, Institutional Class and Investor Class shares. Under the Services Plan, a Fund is authorized to pay third party service providers, including but not limited to banks and their affiliates, other institutions, broker-dealers and Fund affiliates (“Participating Organizations”), for non-distribution related services to shareholders of each respective class.

Payments under the Shareholder Services Plans are calculated daily and paid monthly, and the aggregate fees on an annual basis are not to exceed 0.25% for Class C shares of the average daily net asset value of the Class C shares of either Fund, 0.05% for Institutional Class shares of the average daily net asset value of the Institutional Class shares of either Fund and 0.15% for Investor Class shares of the average daily net asset value of the Investor Class shares of either Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Fund’s fiscal year for such service activities shall be reimbursed to such Fund as soon as practicable after the end of the fiscal year.

Because these shareholder services fees are paid out of assets attributable to each Fund’s Class C, Institutional Class and Investor Class shares on an ongoing basis, over time these fees will increase the cost of an investment in such shares and may cost more than other types of sales charges.

Payments to Financial Intermediaries

Emerald or its affiliates may enter into arrangements to make additional payments, also referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. For purposes of these additional payments, the term “financial intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third-party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with either Emerald or its affiliates. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Revenue sharing arrangements occur when Emerald or its affiliates agree to pay out of their own resources (which may include legitimate profits from providing advisory or other services to the Funds) cash or other compensation to financial intermediaries, in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in each Fund’s Fees and Expenses tables in this prospectus. Such additional payments are generally based on the average net assets of a Fund, assets held over a certain time period by a certain financial intermediary, and/or sales of a Fund’s shares through a particular financial intermediary. Furthermore, such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as disclosed in each Fund’s Fees and Expenses tables in this prospectus.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Investment Minimums

You can open an account and make an initial purchase of any class shares of the Funds directly from the Funds or through a financial intermediary that has established an agreement with the Funds’ distributor. Certain classes thereof may not be available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase a Fund or a class of a Fund.

Purchases, exchanges and redemptions can generally be made directly or through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time ) in order to receive that day’s net asset value.

The minimum initial investment in Class A, Class C and Investor Class shares is $2,000 for non-qualified accounts and $1,000 for qualified accounts. The minimum initial investment in Institutional Class shares is $1,000,000. The minimum subsequent investment is $100 for Class A, Class C and Investor Class shares. There is no minimum subsequent investment for Institutional Class shares. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund.

Each Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

Shares may be purchased, exchanged or redeemed directly or through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

In order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may be charged a fee if they effect transactions through broker or agent. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at a Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, each Fund is available only to U.S. citizens or residents.

The Funds will accept purchases only in US dollars drawn from US financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

Sales Charge When You Purchase Shares

Below is a summary of certain features of Class A and Class C shares:

	Class A	Class C
Initial Sales Charge	Up to 4.75%(1)	None
Contingent Deferred Sales Charge (“CDSC”)	None, except on certain redemptions of Share purchased without an initial sales charge(2)	1.00% on Shares redeemed within twelve months of purchase(3)
Distribution and Service Fees	0.35%	1.00%***
Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses
Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for short-term investors

(1)	Based on the amount you invest in a Fund.
(2)	See Contingent Deferred Sales Charge - Class A shares below.
(3)	See Contingent Deferred Sales Charge - C Shares below

Class A Shares
The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below. The offering price is the net asset value (“NAV”) per share plus the front-end sales load. Sales charges are not applicable to reinvestments of dividends or other distributions.

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EMERALD FUNDS

Purchase Amount	Sales Charge as a Percentage of:		Dealer Concession as a Percentage of Offering Price
	Offering Price	NAV
Less than $50,000	4.75%	4.99%	4.25%
$50,000 to $249,999.99	3.75%	3.90%	3.25%
$250,000 to $499,999.99	2.75%	2.83%	2.50%
$500,000 to $999,999.99	2.25%	2.30%	2.00%
$1 million or greater	0.00%	0.00%	Up to 0.50%

CDSC for Class A Shares
If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount. The Distributor may pay the selling financial intermediary up to 0.50% of the offering price. However, if you sell these shares (for which you did not pay a front-end sales charge) within twelve months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%. The amount of CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the twelve-month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than twelve months, using the anniversary date of a transaction to determine the “twelve-month” mark. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

Class A shares acquired by reinvestment of dividends are not subject to the CDSC. CDSC waivers are available in certain circumstances. For information regarding waivers, please see “Waiver of CDSC” below.

Class C Shares
There is no sales load on the purchase of Class C shares. The offering price is the NAV per share. A contingent deferred sales charge or “CDSC” of 1.00% may apply to Class C shares redeemed within the first 12 months. See Section titled “Contingent Deferred Sales Charge” below. The maximum purchase amount for Class C shares is $999,999.99. Purchases of $1 million or more are invested in Class A shares because Class A shares’ annual expenses are lower.

Institutional Class and Investor Class Shares
Institutional Class and Investor Class shares do not charge an initial sales load.

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

You may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of a Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as a Fund, its agents, or your financial intermediary may not retain this information.

A Fund may waive Class A sales charges on investor purchases including shares purchased by:

•	Officers, directors, trustees and employees of the adviser and its affiliates;
•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or the adviser;
•	Immediate family members of all such persons as described above;
•
Financial intermediaries who have entered into an agreement with the distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers; and

•	Financial intermediary supermarkets and fee-based platforms.

Right of Accumulation

You may purchase Class A shares at a reduced initial sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior days net asset value (net amount invested) of all Class A shares of a Fund and of certain other classes then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

You may obtain a reduced initial sales charge on Class A shares by signing a Letter of Intent indicating your intention to purchase an additional number of Class A shares over a 13-month period that would entitle you to a discount. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter of Intent when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

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Aggregating Accounts

To take advantage of lower Class A shares initial sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);
•	solely controlled business accounts; and
•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

Contingent Deferred Sales Charge

Class C Shares
There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC will be based on the lower of the current market value or the cost of the shares being redeemed.

Waiver of CDSC
Each Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

•
redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and

•
required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Exchanging Shares

If you have held all or part of your shares in a Fund for at least seven days, you may exchange those shares for shares of the same class of the other Fund, so long as such Fund is available for sale in your state and meets your investment criteria.

Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold. If you are an existing shareholder of a Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

Before effecting an exchange, you should read the prospectus for the Fund into which you are exchanging.

Class A and Class C shareholders may also transfer their Class A or Class C shares into Institutional Class shares of the same Fund if you meet the eligibility requirements for the Institutional class into which you would like to transfer.

An exchange represents the sale of shares from one fund and the purchase of shares of another fund. Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-deferred account. Transfers between classes of a single Fund are generally not considered a taxable transaction.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write each Fund for further details.

Redeeming Shares

Redemptions, like purchases, may generally be effected directly or through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed

Redemptions In-Kind

Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

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EMERALD FUNDS

Note: Each Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

None of the Funds currently imposes an account minimum. A Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements. Each Fund reserves the right to waive or change account balance minimums.

Share Certificates

None of the Funds issues share certificates.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/ Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if payment if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Frequent Purchases and Sales of Fund Shares

The Funds do not permit market timing or other abusive trading practices. The Funds do not accommodate short-term or excessive trading that interferes with the efficient management of a Fund, significantly increases transaction costs or taxes, or may harm a Fund’s performance. The Funds attempt to discover and discourage frequent trading in several ways. The Board has adopted policies and procedures designed to deter frequent purchases, exchanges and redemptions and to seek to prevent market timing. To minimize harm to a Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Each Fund may also refuse purchase and exchange transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, each Fund may consider trading done in multiple accounts under common ownership or control.

The Funds monitors trade activity monitoring (which may take into account transaction size), and fair value pricing (“Monitoring Methods”). Although these Monitoring Methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These Monitoring Methods are inherently subjective, and involve a significant degree of judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. These frequent trading policies may be amended in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase or exchange in the same account(s) in a Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If the Funds believe that a shareholder of a Fund has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Funds may, in their sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ frequent trading policies. Although they attempt to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements. The Funds have adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated. The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

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Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that a Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that a Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value each Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for each Fund to the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). None of the Funds will value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Funds’ Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fund’s Adviser believes that they are unreliable, securities will be priced using fair value procedures approved by the Board. Because each Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), each Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). Each Fund may also use fair value procedures if its Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, each Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, each Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Each Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Each Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in a Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, each Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

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EMERALD FUNDS

DIVIDENDS AND DISTRIBUTIONS

Each Fund normally pays dividends and capital gains, if any, on an annual basis, with certain other distributions from time to time as permitted by the 1940 Act and the Code.

Income dividend distributions are derived from interest and other income each Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

Each Fund may make additional distributions and dividends at other times if the manager believes doing so may be necessary for a Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Funds for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;

(ii)	U.S. corporations;

(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv)
a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Funds, investors should see the SAI under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Funds.

The Funds intend to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus do not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Funds also intend to meet certain distribution requirements such that the Funds are not subject to U.S. federal income tax in general. If a Fund does not meet the distribution requirements, that Fund may be subject to significant excise taxes. This discussion assumes that the Funds will satisfy these distribution requirements.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

Distributions of net capital gains that are properly designated by a Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Funds do not expect a significant portion of their distributions to derive from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends received by a Fund, to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

Each Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from ETFs in which that Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. Each Fund may realize short-term capital gains from the sale of investments that such Fund owned for one year or less or from transactions in section 1256 contracts. Each Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by a Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals is 20%.For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. You can avoid this, if you choose, by investing soon after such Fund has paid a dividend.

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Sale of Fund Shares

A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

Redemption of Fund Shares

A shareholder who redeems shares in a Fund generally will recognize a capital gain or loss. The gain or loss will be equal to the difference between the amount received in the redemption of the exchange (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the Shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long term loss. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

Taxation of Certain Investments

Each Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, such Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that a Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. Each Fund makes no assurances regarding its ability or willingness to so elect. In addition, each Fund’s investments in foreign securities or foreign currencies may increase or accelerate such Fund’s recognition of ordinary income and may affect the timing or amount of such Fund’s distributions. For more information, see the SAI under “TAXES – Special Tax Considerations.”

Each Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, the original issue discount will be included in such Fund’s ordinary income. Even though payment of that amount is not received until a later time, related distributions will be taxed to shareholders as ordinary income. Each Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but each Fund may elect instead to currently include the amount of market discount as ordinary income even though such Fund does not receive payment of such amount at that time. Each Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause such Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Funds could be required at times to liquidate other investments in order to satisfy their distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of a non-corporate taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in a Fund. For information regarding the surtax on net investment income, see the SAI under “TAXES – Surtax on Net Investment Income.”

Backup Withholding

The Funds are also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to certain information and certifications the Funds or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the SAI under “TAXES – Backup Withholding.”

Foreign Accounts

Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXES – Foreign Accounts.”

You should consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Funds.

30

EMERALD FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for each fiscal period shown. Please note that the financial highlights information in the following table represents financial highlights of each Fund for each fiscal period shown below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds’ (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements audited by Deloitte & Touche LLP, except for the financial highlights for Emerald Growth Fund and Emerald Banking and Finance Fund each of the two years in the period ended December 31, 2011, which were audited by other auditors. Deloitte & Touche LLP’s report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request by calling the Funds at 1-855-828-9909.

31

EMERALD BANKING AND FINANCE FUND
For a share outstanding throughout the periods presented

CLASS A

	Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013		For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011		Year Ended December 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$26.11		$20.08		$16.96		$15.16		$15.89		$13.62
INCOME/(LOSS) FROM OPERATIONS(c)
Net investment loss	(0.16	)(d)	(0.13	)(d)	(0.01	)(d)	(0.01	)(d)	(0.03	)(d)	(0.04)
Net realized and unrealized gain/(loss) on investments	2.90		6.16		3.13		1.81		(0.70)		2.31
Total from Investment Operations	2.74		6.03		3.12		1.80		(0.73)		2.27

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.74		6.03		3.12		1.80		(0.73)		2.27
NET ASSET VALUE, END OF PERIOD	$28.85		$26.11		$20.08		$16.96		$15.16		$15.89

TOTAL RETURN(e)	10.49%		30.03%		18.40%		11.87	%(f)	(4.59)%		16.67%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$48,575		$48,622		$25,496		$21,363		$20,412		$26,756
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.58)%		(0.53)%		(0.06)%		(0 .24	)%(g)	(0.22)%		(0.22)%
Operating expenses excluding reimbursement/waiver	1.60%		1.72%		1.88%		1.96	%(g)	1.90%		1.95%
Operating expenses including reimbursement/waiver	1.60%		1.72%		1.84%		1.85	%(g)	n/a		n/a
PORTFOLIO TURNOVER RATE	33%		34%		53%		9	%(f)	27%		48%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Banking and Finance Fund, the Fund was known as the Forward Banking and Finance Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)	Per share amounts are based upon average shares outstanding.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

32

EMERALD BANKING AND FINANCE FUND
For a share outstanding throughout the periods presented

CLASS C

	Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013		For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011		Year Ended December 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$23.86		$18.46		$15.70		$14.06		$14.82		$12.77
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment loss	(0.30	)(d)	(0.26	)(d)	(0.11	)(d)	(0.04	)(d)	(0.11	)(d)	(0.18)
Net realized and unrealized gain/(loss) on investments	2.63		5.66		2.87		1.68		(0.65)		2.23
Total from Investment Operations	2.33		5.40		2.76		1.64		(0.76)		2.05

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.33		5.40		2.76		1.64		(0.76)		2.05
NET ASSET VALUE, END OF PERIOD	$26.19		$23.86		$18.46		$15.70		$14.06		$14.82

TOTAL RETURN(e)	9.77%		29.25%		17.58%		11.66	%(f)	(5.13)%		16.05%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$31,862		$28,222		$17,705		$14,690		$13,675		$17,872
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.23)%		(1.18)%		(0.68)%		(0 .82	)%(g)	(0.77)%		(0.77)%
Operating expenses excluding reimbursement/waiver	2.25%		2.38%		2.54%		2 .55	%(g)	2.45%		2.50%
Operating expenses including reimbursement/waiver	2.25%		2.38%		2.49%		2 .44	%(g)	n/a		n/a
PORTFOLIO TURNOVER RATE	33%		34%		53%		9	%(f)	27%		48%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Banking and Finance Fund, the Fund was known as the Forward Banking and Finance Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)	Per share amounts are based upon average shares outstanding.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.

33

EMERALD BANKING AND FINANCE FUND
For a share outstanding throughout the periods presented

INSTITUTIONAL CLASS

	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period March 16, 2012 to April 30, 2012(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.29	$20.15	$16.96	$16.85
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	(0.07)	(0.06)	0.0l	(0.01)
Net realized and unrealized gain on investments	2.93	6.20	3.18	0.12
Total from Investment Operations	2.86	6.14	3.19	0.11

NET INCREASE IN NET ASSET VALUE	2.86	6.14	3.19	0.11
NET ASSET VALUE, END OF PERIOD	$29.15	$26.29	$20.15	$16.96

TOTAL RETURN	10.88%	30.47%	18.81%	0.65	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$23,730	$22,062	$4,321	$8
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.25)%	(0.23)%	0.06%	(0 .27	)%(d)
Operating expenses excluding reimbursement/waiver	1.27%	1.37%	1.62%	1.83	%(d)
Operating expenses including reimbursement/waiver	1.27%	1.37%	1.54%	1.53	%(d)
PORTFOLIO TURNOVER RATE	33%	34%	53%	9	%(c)(e)

(a)	The Fund began offering Institutional Class shares on March 16, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the period ended April 30, 2012.

34

EMERALD BANKING AND FINANCE FUND
For a share outstanding throughout the periods presented

INVESTOR CLASS

	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011	Period Ended December 31, 2010(C)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.01	$19.23	$16.25	$14.50		$15.14	$14.85
INCOME/(LOSS) FROM OPERATIONS:(d)
Net investment income/(loss)(e)	(0.15)	(0.12)	(0.01)	(0.00	)(f)	0.07	(0.02)
Net realized and unrealized gain/(loss) on investments	2.78	5.90	2.99	1.75		(0.71)	0.31
Total from Investment Operations	2.63	5.78	2.98	1.75		(0.64)	0.29

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.63	5.78	2.98	1.75		(0.64)	0.29
NET ASSET VALUE, END OF PERIOD	$27.64	$25.01	$19.23	$16.25		$14.50	$15.14

TOTAL RETURN	10.52%	30.06%	18.34%	12.07	%(g)	(4.23)%	1.95	%(g)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$27,440	$19,235	$6,255	$693		$136	$4
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.56)%	(0.53)%	(0.08)%	(0.07	)%(h)	0.47%	(0.20	)%(h)
Operating expenses excluding reimbursement/waiver	1.58%	1.69%	1.94%	1.88	%(h)	1.48%	1.83	%(h)
Operating expenses including reimbursement/waiver	1.58%	1.69%	1.89%	1.72	%(h)	n/a	n/a
PORTFOLIO TURNOVER RATE	33%	34%	53%	9	%(g)	27%	48	%(i)

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Banking and Finance Fund, the Fund was known as the Forward Banking and Finance Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 toApril30.
(c)	The Fund began offering Investor Class shares on March 16, 2010.
(d)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)	Per share amounts are based upon average shares outstanding.
(f)	Less than $0.005 per share.
(g)	Not Annualized.
(h)	Annualized.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

35

EMERALD GROWTH FUND
For a share outstanding throughout the periods presented

CLASS A

	Year Ended April 30, 2015		Year Ended April30, 2014		Year Ended April30, 2013		For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011		Year Ended December 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$18.11		$15.60		$16.20		$13.37		$13.57		$10.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.18	)(c)	(0.21	)(c)	(0.15	)(c)	(0.05	)(c)	(0.14	)(c)	(0.12)
Net realized and unrealized gain/(loss) on investments	3.43		4.33		1.40		2.88		(0.06)		3.06
Total from Investment Operations	3.25		4.12		1.25		2.83		(0.20)		2.94

LESS DISTRIBUTIONS:
From capital gains	(1.34)		(1.61)		(1.85)		–		–		–
Total Distributions	(1.34)		(1.61)		(1.85)		–		–		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.91		2.51		(0.60)		2.83		(0.20)		2.94
NET ASSET VALUE, END OF PERIOD	$20.02		$18.11		$15.60		$16.20		$13.37		$13.57

TOTAL RETURN(d)	18.38%		26.01%		9.14%		21.17	%(e)	(1.47)%		27.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$123,828		$77,900		$46,605		$41,991		$37,008		$46,785
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.93)%		(1.12)%		(1.01)%		(1.02	)%(f)	(1.03)%		(0.85)%
Operating expenses excluding reimbursement/waiver	1.29%		1.31%		1.38%		1.36	%(f)	1.36%		1.41%
Operating expenses including reimbursement/waiver	1.29%		1.29%		1.29%		1.29	%(f)	1.29%		1.29%
PORTFOLIO TURNOVER RATE	68%		70%		78%		28	%(e)	75%		78%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund share.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized

36

EMERALD GROWTH FUND
For a share outstanding throughout the periods presented

CLASS C
	Year Ended April 30, 2015		Year Ended April 30, 2014		Year Ended April 30, 2013		For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011		Year Ended December 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$16.07		$14.07		$14.89		$12.31		$12.58		$9.92
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.27	)(c)	(0.30	)(c)	(0.23	)(c)	(0.08	)(c)	(0.22	)(c)	(0.03)
Net realized and unrealized gain/(loss) on investments	3.02		3.91		1.26		2.66		(0.05)		2.69
Total from Investment Operations	2.75		3.61		1.03		2.58		(0.27)		2.66

LESS DISTRIBUTIONS:
From capital gains	(1.34)		(1.61)		(1.85)		–		–		–
Total Distributions	(1.34)		(1.61)		(1.85)		–		–		–
NET INCREASE/(DECREASE) IN NET
ASSET VALUE	1.41		2.00		(0.82)		2.58		(0.27)		2.66
NET ASSET VALUE, END OF PERIOD	$17.48		$16.07		$14.07		$14.89		$12.31		$12.58

TOTAL RETURN(d)	17.58%		25.19%		8.43%		20.96	%(e)	(2.15)%		26.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$15,427		$11,645		$4,946		$3,026		$2,743		$2,812
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.58)%		(1.77)%		(1.65)%		(1.67	) %(f)	(1.68)%		(1.48)%
Operating expenses excluding reimbursement/waiver	1.94%		1.96%		2.03%		2.01	%(f)	2.01%		2.06%
Operating expenses including reimbursement/waiver	1.94%		1.94%		1.94%		1.94	%(f)	1.94%		1.94%
PORTFOLIO TURNOVER RATE	68%		70%		78%		28	%(e)	75%		78%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not Annualized.
(f)	Annualized.

37

EMERALD GROWTH FUND
For a share outstanding throughout the periods presented

INSTITUTIONAL CLASS

	Year Ended April 30, 2015		YearEnded April 30, 2014		Year Ended April 30, 2013		For the Period January 1, 2012 to April 30, 2012(a)(b)		Year Ended December 31, 2011		Year Ended December 31, 2010
NET ASSET VALUE, BEGINNING OF PERIOD	$18.49		$15.86		$16.39		$13.51		$13.67		$10.68
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.12	)(c)	(0.16	)(c)	(0.11	)(c)	(0.04	)(c)	(0.10	)(c)	(0.06)
Net realized and unrealized gain/(loss) on investments	3.51		4.40		1.43		2.92		(0.06)		3.05
Total from Investment Operations	3.39		4.24		1.32		2.88		(0.16)		2.99

LESS DISTRIBUTIONS:
From capital gains	(1.34)		(1.61)		(1.85)		–		–		–
Total Distributions	(1.34)		(1.61)		(1.85)		–		–		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.05		2.63		(0.53)		2.88		(0.16)		2.99
NET ASSET VALUE, END OF PERIOD	$20.54		$18.49		$15.86		$16.39		$13.51		$13.67

TOTAL RETURN	18.77%		26.35%		9.47%		21.32	%(d)	(1.17)%		28.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$174,107		$134,440		$86,238		$83,149		$64,930		$64,880
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.63)%		(0.82)%		(0.71)%		(0.72	)%(e)	(0.72)%		(0.52)%
Operating expenses excluding reimbursement/waiver	0.99%		1.00%		1.08%		1.06	%(e)	1.06%		1.11%
Operating expenses including reimbursement/waiver	0.99%		0.99%		0.99%		0.99	%(e)	0.99%		0.99%
PORTFOLIO TURNOVER RATE	68%		70%		78%		28	%(d)	75%		78%

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 toApri/30.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Not Annualized.
(e)	Annualized.

38

EMERALD GROWTH FUND
For a share outstanding throughout the periods presented

INVESTOR CLASS

	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period January 1, 2012 to April 30, 2012(a)(b)		Period Ended December 31, 2011(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.06	$15.57	$16.18	$13.35		$15.74
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(d)	(0.17)	(0.23)	(0.16)	(0.05)		(0.09)
Net realized and unrealized gain/(loss) on investments	3.42	4.33	1.40	2.88		(2.30)
Total from Investment Operations	3.25	4.10	1.24	2.83		(2.39)

LESS DISTRIBUTIONS:
From capital gains	(1.34)	(1.61)	(1.85)
Total Distributions	(1.34)	(1.61)	(1.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.91	2.49	(0.61)	2.83		(2.39)
NET ASSET VALUE, END OF PERIOD	$19.97	$18.06	$15.57	$16.18		$13.35

TOTAL RETURN	18.44%	25.93%	9.08%	21.20	%(e)	(15.18	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$23,517	$15,870	$1,842	$1,085		$879
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.91)%	(1.18)%	(1.05)%	(1.07	)%(f)	(1.00	)%(f)
Operating expenses excluding reimbursement/waiver	1.27%	1.34%	1.43%	1.41	%(f)	1.43	%(f)
Operating expenses including reimbursement/waiver	1.27%	1.34%	1.34%	1.34	%(f)	1.34	%(f)
PORTFOLIO TURNOVER RATE	68%	70%	78%	28	%(e)	75	%(g)

(a)	Prior to its March 16, 2012 reorganization with and into the Emerald Growth Fund, the Fund was known as the Forward Growth Fund.
(b)	Effective March 13, 2012 the Board approved changing the fiscal year-end of the Fund from December 31 to April 30.
(c)	The Fund began offering investor Class shares on May 2, 2011.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level and represents the year ended December 31, 2011.

39

EMERALD INSIGHTS FUND
For a share outstanding throughout the period presented

CLASS A

	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM OPERATIONS:
Net investment loss(a)	(0.05)
Net realized and unrealized gain on investments	1.03
Total from Investment Operations	0.98

NET INCREASE IN NET ASSET VALUE	0.98
NET ASSET VALUE, END OF PERIOD	$10.98

TOTAL RETURN(b)	9.80	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$6,493
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.66	%)(d)
Operating expenses excluding reimbursement/waiver	2.57	%(d)(e)
Operating expenses including reimbursement/waiver	1.35	%(d)(e)
PORTFOLIO TURNOVER RATE	88	%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized
(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

40

EMERALD INSIGHTS FUND
For a share outstanding throughout the period presented

CLASSC

	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM OPERATIONS:
Net investment loss(a)	(0.10)
Net realized and unrealized gain on investments	1.02
Total from Investment Operations	0.92

NET INCREASE IN NET ASSET VALUE	0.92
NET ASSET VALUE, END OF PERIOD	$10.92

TOTAL RETURN(b)	9.20	%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$27
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.34	%)(d)
Operating expenses excluding reimbursement/waiver	7.25	%(d)(e)
Operating expenses including reimbursement/waiver	2.00	%(d)(e)
PORTFOLIO TURNOVER RATE	88	%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios before reductions for startup costs may not be representative of longer tenn operating periods.

41

EMERALD INSIGHTS FUND
For a share outstanding throughout the period presented

INSTITUTIONAL CLASS

	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM OPERATIONS:
Net investment loss(a)	(0.03)
Net realized and unrealized gain on investments	1.02
Total from Investment Operations	0.99

NET INCREASE IN NET ASSET VALUE	0.99
NET ASSET VALUE, END OF PERIOD	$10.99

TOTAL RETURN	9.90	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$279
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.34	%)(c)
Operating expenses excluding reimbursement/waiver	4.66	%(c)(d)
Operating expenses including reimbursement/waiver	1.05	%(c)(d)
PORTFOLIO TURNOVER RATE	88	%(b)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized
(c)	Annualized.
(d)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

42

EMERALD INSIGHTS FUND
For a share outstanding throughout the period presented

INVESTOR CLASS

	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME FROM OPERATIONS:
Net investment loss(a)	(0.05)
Net realized and unrealized gain on investments	1.01
Total from Investment Operations	0.96

NET INCREASE IN NET ASSET VALUE	0.96
NET ASSET VALUE, END OF PERIOD	$10.96

TOTAL RETURN	9.60	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$448
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.67	%)(c)
Operating expenses excluding reimbursement/waiver	2.96	%(c)(d)
Operating expenses including reimbursement/waiver	1.40	%(c)(d)
PORTFOLIO TURNOVER RATE	88	%(b)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized
(c)	Annualized.
(d)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

43

FACTS	WHAT DO EMERALD BANKING AND FINANCE FUND, EMERALD GROWTH FUND AND EMERALD INSIGHTS FUND (EACH, A “FUND”) DO WITH YOUR PERSONAL Information
WHY?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	•	Social security number and income;
	•	Account balances and transaction history;
	•	Assets and investment experience.
HOW?
All financial companies need to share customers’ personal information to run their everyday business. In the sec- tion below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share such information; and whether you can limit this sharing

Reasons we can share your personal information	Does Emerald Banking and Finance Fund or Emerald Growth Fund	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No.
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

QUESTIONS?	Call 1-855- 828-9909 or go to www.emeraldmutualfunds.com.

WHO WE ARE
Who is providing this notice? WHAT WE DO	Emerald Banking and Finance Fund, Emerald Growth Fund and Emerald Insights Fund
How does each Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does each Fund collect my personal information?	We collect your personal information, for example, when you
	•	open an account
	•	provide account information or give us your contact information
	•	make a wire transfer or deposit money
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes — information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.
	•	The Funds do not jointly market.

OTHER IMPORTANT INFORMATION
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law,we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

GRANDEUR PEAK FUNDS

ELEVATED GLOBAL INVESTING®

August 31, 2015

GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND	**Investor Class** GPEOX | **Institutional Class** GPEIX
GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND	**Investor Class** GPGOX | **Institutional Class** GPGIX
GRANDEUR PEAK GLOBAL REACH FUND	**Investor Class** GPROX | **Institutional Class** GPRIX
GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND	**Investor Class** GPIOX | **Institutional Class** GPIIX

Grandeur Peak Funds TABLE OF CONTENTS

Summary Sections	2
Grandeur Peak Emerging Markets Opportunities Fund	2
Grandeur Peak Global Opportunities Fund	6
Grandeur Peak Global Reach Fund	10
Grandeur Peak International Opportunities Fund	14
Investment Objectives and Principal Strategies	17
More on Each Fund’s Investments and Related Risks	18
Management	21
The Portfolio Managers	22
Administrator, Transfer Agent and Distributor	24
Buying, Exchanging and Redeeming Shares	24
Share Transactions	29
Dividends and Distributions	31
Taxes	31
Financial Highlights	33
Privacy Policy	42
Additional Information About Each Fund	Back Cover

1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds EMERGING MARKETS OPPORTUNITIES FUND

SUMMARY SECTION

GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND (THE “FUND”)

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of or amount redeemed within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Management Fees	1.35%	1.35%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.82%	1.57%
Fee Waiver and Expense Reimbursement**	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.82%	1.57%

**	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.70% and 1.95% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2016 except with the approval of the Fund’s Board of Trustees.

EXAMPLE
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$185	$572	$985	$2,134
Institutional Shares	$160	$496	$855	$1,865

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests primarily in small and micro-cap companies domiciled in emerging or frontier markets. Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities of companies that are domiciled in emerging or frontier markets. Emerging and frontier markets include all countries currently excluded from the MSCI World Index of developed countries. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The Fund will typically invest in securities issued by companies domiciled in each of at least three emerging or frontier markets. The Fund will invest the Fund’s assets primarily in companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro- cap companies with market capitalizations below $1 billion (up to 90% at the time of purchase under normal market conditions). The Fund may also invest a portion of its total assets (up to 35% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively to visit companies and expects to meet with senior management. The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

2	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds EMERGING MARKETS OPPORTUNITIES FUND

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions. The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

PRINCIPAL RISKS OF THE FUND
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency- denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Micro-and Small-Cap Company Stock Risk. Micro- and small- cap company stocks may be very sensitive to changing economic conditions and market downturns. Micro-cap and small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak Funds | 2015 Prospectus	3

Grandeur Peak Funds EMERGING MARKETS OPPORTUNITIES FUND

Initial Public Offerings (IPOS) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

New Fund Risk. There is limited performance history for investors of the Fund to evaluate, as the Fund is newly formed.

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Annual Total Returns (years ended 12/31)

Best Quarter – June 30, 2014	6.02%
Worst Quarter – December 31, 2014	-22.65%

The fund’s Investor Class shares year-to-date returns as of June 30, 2015 was 4.64%.

Average Annual Total Returns
(for the period ended December 31, 2014)

	1 Year	Since Inception (December 16, 2013)
Investor
Return Before Taxes	7.29%	7.92%
Return After Taxes on Distributions	6.27%	6.93%
Return After Taxes on Distributions and Sale of Fund Shares	4.24%	5.65%
Institutional	1 Year	Since Inception (December 16, 2013)
Return Before Taxes	7.56%	8.18%
Return After Taxes on Distributions	6.47%	7.12%
Return After Taxes on Distributions and Sale of Fund Shares	4.40%	5.82%
Russell Emerging Markets Small Cap Index TR (reflects no deduction for fees, expenses or taxes)	-0.05%	1.79%

INVESTMENT ADVISER
Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS
Lead Managers: Blake Walker, since inception in 2013. Spencer Stewart, since inception in 2013.

Guardian Portfolio Managers: Robert Gardiner, since inception in 2013. Randy Pearce, since 2015.

4	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds EMERGING MARKETS OPPORTUNITIES FUND

PURCHASE AND SALE OF FUND SHARES
As of the close of business on August 15, 2014, the Fund is closed to both new and existing investors seeking to purchase shares of the Fund either directly or through third party intermediaries, subject to certain exceptions for financial advisors whose clients have already established an account in the Fund, participants in certain qualified retirement plans with an existing position in the Fund and direct shareholders with existing retirement, education savings or UGMA/UTMA accounts or pre-established automatic investments plans as of August 15, 2014. The Fund’s investment adviser retains the right to make exceptions to any action taken to close the Fund or limit inflows into the Fund.

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for Investor Class shares is $2,000 for each account, or $1,000 if an Automatic Investment Program is established; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. The subsequent minimum investment amount for all accounts is $50 for Investor Class shares. The minimum investment for Institutional Class shares is $100,000. Investors generally may meet the minimum investment amount for Institutional Class shares by aggregating multiple accounts within the Fund if desired. There is no subsequent investment minimum for Institutional Class shares.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION
The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Grandeur Peak Funds | 2015 Prospectus	5

Grandeur Peak Funds GLOBAL OPPORTUNITIES FUND

SUMMARY SECTION

GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND (THE “FUND”)

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Management Fees	1.25%	1.25%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.63%	1.38%
Fee Waiver and Expense Reimbursement*	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.63%	1.38%

*	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2016 except with the approval of the Fund’s Board of Trustees.

EXAMPLE
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$166	$514	$886	$1,930
Institutional Shares	$140	$437	$775	$1,655

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests primarily in foreign and domestic small and micro cap companies.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro cap companies with market capitalizations below $1 billion (up to 90% under normal market conditions).The Fund may also invest a significant portion of its total assets (up to 35% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The Fund may invest a significant amount of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets. These companies typically are domiciled in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively to visit companies and generally expects to meet with senior management.

6	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds GLOBAL OPPORTUNITIES FUND

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

PRINCIPAL RISKS OF THE FUND
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency- denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Micro Cap and Small Company Stock Risk. Micro cap and small company stocks may be very sensitive to changing economic conditions and market downturns. . Micro-cap and small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak Funds | 2015 Prospectus	7

Grandeur Peak Funds GLOBAL OPPORTUNITIES FUND

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Annual Total Returns (years ended 12/31)

Best Quarter – March 31, 2012	16.08%
Worst Quarter – June 30, 2012	-3.90%

The Fund’s Investor Class shares year-to-date return as of June 30, 2015 was 8.49%.

Average Annual Total Returns
(for the period ended December 31, 2014)

	1 Year	Since Inception (October 17, 2011)
Investor Class
Return Before Taxes	3.62%	20.32%
Return After Taxes on Distributions	1.88%	19.03%
Return After Taxes on Distributions and Sale of Fund Shares	3.34%	1.94%
Institutional Class
Return Before Taxes	3.77%	20.69%
Return After Taxes on Distributions	2.00%	19.38%
Return After Taxes on Distributions and Sale of Fund Shares	3.44%	16.25%
Russell Global Small Cap Index (reflects no deduction for fees, expenses or taxes)	0.11%	12.96%
Russell Global Index (reflects no deduction for fees, expenses or taxes)	4.49%	14.32%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA

8	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds GLOBAL OPPORTUNITIES FUND

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

INVESTMENT ADVISER
Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS
Lead Managers: Robert Gardiner, since inception in 2011. Amy Hu Sunderland, since 2014.

Guardian Portfolio Manager: Blake Walker, since inception in 2011.

PURCHASE AND SALE OF FUND SHARES
As of the close of business on March 5, 2014, the Fund is closed to both new and existing investors seeking to purchase shares of the Fund either directly or through third party intermediaries, subject to certain exceptions for financial advisors whose clients have already established an account in the Fund, participants in certain qualified retirement plans with an existing position in the Fund and direct shareholders with existing retirement, education savings or UGMA/ UTMA accounts or pre-established automatic investments plans as of March 5, 2014. The Fund’s investment adviser retains the right to make exceptions to any action taken to close the Fund or limit inflows into the Fund.

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for Investor Class shares is $2,000 for each account, or $1,000 if an Automatic Investment Program is established; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. The subsequent minimum investment amount for all accounts is $50 for Investor Class shares. The minimum investment for Institutional Class shares is $100,000. Investors generally may meet the minimum investment amount for Institutional Class shares by aggregating multiple accounts within the Fund if desired. There is no subsequent investment minimum for Institutional Class shares.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION
For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Grandeur Peak Funds | 2015 Prospectus	9

Grandeur Peak Funds GLOBAL REACH FUND

SUMMARY SECTION

GRANDEUR PEAK GLOBAL REACH FUND (THE “FUND”)

INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of or amount redeemed within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.59%	1.34%
Fee Waiver and Expense Reimbursement**	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.59%	1.34%

**	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.60% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2016 except with the approval of the Fund’s Board of Trustees.

EXAMPLE
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$162	$502	$865	$1,887
Institutional Class	$136	$424	$734	$1,611

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the Fund’s most recent fiscal year end, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests primarily in foreign and domestic small and micro cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro cap companies with market capitalizations below $1 billion (up to 90% under normal market conditions). The Fund may also invest a meaningful portion of its total assets (up to 35% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Fund will typically invest in securities issued by companies domiciled in each of at least ten countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets. These companies are typically domiciled in the Asia- Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively to visit companies and generally expects to meet with senior management. The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

10	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds GLOBAL REACH FUND

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions. The Fund is diversified and will typically have between 200 and 500 holdings.

PRINCIPAL RISKS OF THE FUND
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency- denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Micro-Cap and Small-Cap Company Stock Risk. Micro-cap company stocks may be very sensitive to changing economic conditions and market downturns. Micro-cap and small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Grandeur Peak Funds | 2015 Prospectus	11

Grandeur Peak Funds GLOBAL REACH FUND

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk.IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

New Fund Risk. There is limited performance history for investors of the Fund to evaluate, as the Fund is newly formed.

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Annual Total Returns (years ended 12/31)

Best Quarter – March 31, 2014	6.25%
Worst Quarter – September 30, 2014	-3.00%

The fund’s Investor Class shares year-to-date returns as of June 30, 2015 was 6.95%.

Average Annual Total Returns
(for the period ended December 31, 2014)

Grandeur Peak Global Reach	1 Year	Since Inception (June 19, 2013)
Investor
Return Before Taxes	8.17%	18.12%
Return After Taxes on Distributions	7.78%	7.60%
Return After Taxes on Distributions and Sale of Fund Shares	4.77%	13.79%
Institutional	1 Year	Since Inception (June 19, 2013)
Return Before Taxes	8.41%	18.31%
Return After Taxes on Distributions	7.97%	17.70%
Return After Taxes on Distributions and Sale of Fund Shares	4.92%	13.89%
Russell Global Small Cap Index (reflects no deductions for fees, expenses or taxes)	0.11%	9.05%
Russel Global Index (reflects no deductions for fees, expenses or taxes)	4.49%	11.87%

INVESTMENT ADVISER
Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

12	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds GLOBAL REACH FUND

PORTFOLIO MANAGERS
Guardian & Industry Portfolio Managers: Robert Gardiner, since inception in 2013. Blake Walker, since inception in 2013.

Amy Hu Sunderland, since inception in 2013. Randy Pearce, since inception in 2013. Liping Cai, since 2015. Zach Larkin, since 2015. Stuart Rigby, since 2015

PURCHASE AND SALE OF FUND SHARES
As of the close of business on September 30,2014, the Fund is closed to both new and existing investors seeking to purchase shares of the Fund either directly or through third party intermediaries, subject to certain exceptions for financial advisors whose clients have already established an account in the Fund, participants in certain qualified retirement plans with an existing position in the Fund and direct shareholders with existing retirement, education savings or UGMA/ UTMA accounts or pre-established automatic investments plans as of September 30, 2014. The Fund’s investment adviser retains the right to make exceptions to any action taken to close the Fund or limit inflows into the Fund.

The Fund’s investment adviser retains the right to make exceptions to any action taken to close the Fund or limit inflows into the Fund.

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for Investor Class shares is $2,000 for each account, or $1,000 if an Automatic Investment Program is established; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. The subsequent minimum investment amount for all accounts is $50 for Investor Class shares. The minimum investment for Institutional Class shares is $100,000. Investors generally may meet the minimum investment amount for Institutional Class shares by aggregating multiple accounts within the Fund if desired. There is no subsequent investment minimum for Institutional Class shares.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION
For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Grandeur Peak Funds | 2015 Prospectus	13

Grandeur Peak Funds INTERNATIONAL OPPORTUNITIES FUND

SUMMARY SECTION

GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND (THE “FUND”)

INVESTMENT OBJECTIVE
 The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO
 This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.13%	0.13%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.63%	1.38%
Fee Waiver and Expense Reimbursement*	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.63%	1.38%

*
Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2016 except with the approval of the Fund’s Board of Trustees.

EXAMPLE
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$166	$514	$886	$1,930
Institutional Class	$140	$437	$755	$1,655

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund invests primarily in foreign small and micro cap companies.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of foreign companies with market capitalizations of less than $5 billion at the time of purchase. Under normal market conditions, the Fund will invest in at least five of the countries included in the MSCI AC World Ex- U.S.A. Small Cap Index.

The Fund may invest a significant amount of its total assets (10% to 60% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets. These companies typically are domiciled in the Asia- Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively outside of the United States to visit companies and generally expects to meet with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies with limited or no earnings history if the Adviser believes they have outstanding long-term growth potential. The Fund may also invest in Initial Public Offerings (IPOs). The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

14	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds INTERNATIONAL OPPORTUNITIES FUND

PRINCIPAL RISKS OF THE FUND
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency- denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Micro Cap and Small Company Stock Risk. Micro cap and small company stocks may be very sensitive to changing economic conditions and market downturns. Micro-cap and small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded and more volatile and speculative than the securities of larger companies.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Grandeur Peak Funds | 2015 Prospectus	15

Grandeur Peak Funds INTERNATIONAL OPPORTUNITIES FUND

Annual Total Returns (years ended 12/31)

Best Quarter- March 31, 2012	17.62%
Worst Quarter- June 30, 2012	-4.85%

The Fund’s Investor Class shares year-to-date return as of June 30, 2015 was 7.99%.

Average Annual Total Returns
(for the period ended December 31, 2014)

	1 Year	Since Inception (October 17, 2011)
Investor Class
Return Before Taxes	2.36%	18.95%
Return After Taxes on Distributions	0.50%	17.78%
Return After Taxes on Distributions and Sale of Fund Shares	2.35%	14.77%
Institutional Class
Return Before Taxes	2.53%	19.22%
Russell Global ex-U.S. Small Cap Index (reflects no deduction for fees, expenses or taxes)	-3.25%	8.44%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

INVESTMENT ADVISER
Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS
Lead Managers: Blake Walker, since inception in 2011. Spencer Stewart, since 2015.

Guardian Portfolio Manager: Robert Gardiner, since inception in 2011. Randy Pearce, since 2014.

PURCHASE AND SALE OF FUND SHARES
As of the close of business on March 5, 2014, the Fund is closed to both new and existing investors seeking to purchase shares of the Fund either directly or through third party intermediaries, subject to certain exceptions for financial advisors whose clients have already established an account in the Fund, participants in certain qualified retirement plans with an existing position in the Fund and direct shareholders with existing retirement, education savings or UGMA/ UTMA accounts or pre-established automatic investments plans as of March 5, 2014. The Fund’s investment adviser retains the right to make exceptions to any action taken to close the Fund or limit inflows into the Fund.

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for Investor Class shares is $2,000 for each account, or $1,000 if an Automatic Investment Program is established; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. The subsequent minimum investment amount for all accounts is $50 for Investor Class shares. The minimum investment for Institutional Class shares is $100,000. Investors generally may meet the minimum investment amount for Institutional Class shares by aggregating multiple accounts within the Fund if desired. There is no subsequent investment minimum for Institutional Class shares.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION
For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND
GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND
GRANDEUR PEAK GLOBAL REACH FUND
GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND
(EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

This section describes each Fund’s investment objective and principal investment strategies. See “More on Each Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about each Fund’s investments and the risks of investing.

INVESTMENT OBJECTIVES
Each Fund seeks to achieve long-term growth of capital.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Funds’ Board of Trustees (the “Board”) may change a Fund’s investment objective or a Fund’s principal investment strategies without a shareholder vote. The Funds will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

PRINCIPAL INVESTMENT STRATEGIES
Grandeur Peak Emerging Markets Opportunities Fund
The Fund invests primarily in small and micro-cap companies domiciled in emerging or frontier markets. Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities (including common stock, preferred stock and securities convertible into common stock) that are domiciled in emerging or frontier markets. Emerging and frontier markets include all countries currently excluded from the Morgan Stanley World Index of developed countries. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The Fund will typically invest in securities issued by companies domiciled in each of at least three emerging or frontier markets. The Fund will invest the Fund’s assets primarily in companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro- cap companies with market capitalizations below $1 billion (up to 90% at the time of purchase under normal market conditions). The Fund may also invest a portion of its total assets (up to 35% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively to visit companies and expects to meet with senior management. The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies with limited or no earnings history if the Adviser believes they have outstanding long-term growth potential. The Fund may also invest in Initial Public Offerings (IPOs). The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a large percentage of its assets in a few sectors or regions. The Fund is non-diversified, meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

Grandeur Peak Global Opportunities Fund
The Fund invests primarily in foreign and domestic small and micro cap companies.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro cap companies with market capitalizations below $1 billion (up to 90% under normal market conditions). The Fund may also invest a significant portion of its total assets (up to 35% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The Fund may invest a significant amount of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging and frontier market countries. Emerging and frontier markets include all countries currently excluded from the Morgan Stanley World Index of developed markets. These companies typically are domiciled in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively to visit companies and expects to meet with senior management.

Grandeur Peak Funds | 2015 Prospectus	17

Grandeur Peak Funds

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have an appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies with limited or no earnings history if the Adviser believes they have outstanding long-term growth potential. The Fund may also invest in Initial Public Offerings (IPOs).

The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Grandeur Peak Global Reach Fund
The Fund invests primarily in foreign and domestic small, and micro cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro cap companies with market capitalizations below $1 billion (up to 90% under normal market conditions). The Fund may also invest a meaningful portion of its total assets (up to 35% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Fund will typically invest in securities issued by companies domiciled in each of at least ten countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets. These companies are typically domiciled in the Asia- Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively to visit companies and expects to meet with senior management. The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies with limited or no earnings history if the Adviser believes they have outstanding long-term growth potential. The Fund may also invest in Initial Public Offerings (IPOs). The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions. The Fund is diversified and will typically have between 200 and 500 holdings.

Grandeur Peak International Opportunities Fund
The Fund invests primarily in foreign small and micro cap companies.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of foreign companies with market capitalizations of less than $2.5 billion at the time of purchase. Under normal market conditions, the Fund will invest in at least five of the countries included in the MSCI AC World Ex- U.S.A. Small Cap Index.

The Fund may invest a significant amount of its total assets (10% to 60% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging and frontier markets. Emerging and frontier markets include all countries currently excluded from the Morgan Stanley World Index of developed markets. These companies typically are domiciled in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser travels extensively outside of the United States to visit companies and expects to meet with senior management. The Fund may also invest in Initial Public Offerings (IPOs).

At times, the Fund may invest in early stage companies if the Adviser believes they have outstanding long-term growth potential.

MORE ON EACH FUND’S INVESTMENTS AND RELATED RISKS

The Funds’ investment objectives and principal investment strategies are described above under “Investment Objective and Principal Investment Strategies”. This section provides additional information about the Funds’ investment strategies and certain portfolio management techniques the Funds may use, as well as the principal and other risks that may affect the Funds’ portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

18	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

The Funds’ portfolio managers seek to ensure that investments are compatible with a Fund’s investment objectives and strategies. They use “bottom-up” fundamental analysis to identify companies that they believe have outstanding investment potential. The research process includes prescreening potential investments using databases and industry contacts, analyzing annual reports and financial statements, making onsite visits, meeting with top management, evaluating the competitive environment, looking at distribution channels and identifying areas of potential growth.

PRINCIPAL RISKS
There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of the Fund. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. For additional information regarding risks of investing in the Fund, please see the SAI.

Risks	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund	Grandeur Peak International Opportunities Fund
Non- Diversification Risk	P	NP	N/A	NP
Stock Market Risk	P	P	P	P
Stock Selection Risk	P	P	P	P
Growth Stock Risk	P	P	P	P
Region Risk	P	P	P	P
Currency Risk	P	P	P	P
Liquidity Risk	P	P	P	P
Micro- Cap and Small- Cap Company Stock Risk	P	P	P	P
Foreign Securities Risk	P	P	P	P
Foreign Market Risk	P	P	P	P
Emerging and Frontier Markets Risk	P	P	P	P
Political and Economic Risk	P	P	P	P
Regulatory Risk	P	P	P	P
Foreign Tax Risk	P	P	P	P
Transaction Costs	P	P	P	P
Managed Portfolio Risk	P	P	P	P
Early Stage Companies Risk	P	P	P	P
Initial Public Offerings(IPOs) Risk	P	P	P	P
Value Investing Risk	P	P	P	P
Sector Weightings Risk	P	P	P	P
New Fund Risk	P	N/A	P	N/A

Stock Market Risk. The Funds’ investments may decline due to movements in the overall stock market.

Stock Selection Risk. The Funds’ investments may decline in value even when the overall stock market is not in a general decline.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Non-Diversification Risk. The Funds can invest a larger portion of their assets in the stocks of a limited number of companies than diversified funds, which means they may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Micro Cap and Small Company Stock Risk. Micro-cap company stocks may be very sensitive to changing economic conditions and market downturns. Micro-cap and small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Funds | 2015 Prospectus	19

Grandeur Peak Funds

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. The Funds may invest in early stage companies. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded and more volatile and speculative than the securities of larger companies.

Foreign Securities Risk. The Funds may invest in foreign securities. Foreign securities may be less liquid and their prices may be more volatile than domestic securities. There may be less government supervision and regulation of foreign stock exchanges, brokers, custodians and listed companies than in the United States.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Market Risk. Foreign securities markets may be less liquid and their prices may be more volatile than domestic markets. There also may be less government supervision and regulation of foreign stock exchanges, brokers, custodians and listed companies than in the United States. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Currency Risk. The U.S. dollar value of a Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of a Fund’s assets that are denominated or traded in that country. In addition, a Fund may incur costs in connection with conversions between various currencies. While both Funds have the ability to hedge against fluctuations in foreign currency exchange rates, neither has a present intention to do so. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect a Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

Initial Public Offerings (IPOs) Risk. The Funds may invest in IPOs. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information. Shares purchased in IPOs may be difficult to sell at a time or price that is desirable.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single sector. If a Fund invests in a few sectors it may have increased relative exposure to the price movements of those sectors.

New Fund Risk. There is limited performance history for investors of the Fund to evaluate.

20	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

OTHER STRATEGIES
Temporary Defensive Investments
Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents. Under such circumstances, a Fund may not achieve its investment objective.

Investment Limitations
Except with respect to the illiquid investment restrictions set forth above, all limitations on Fund investments listed in this Prospectus will apply at the time of investment. Neither Fund would violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on a Fund’s investments refer to total assets.

Portfolio Turnover
Each Fund generally intends to purchase securities as long-term investments; however, short-term trading may occur. This means that a Fund may buy a security and sell that security a short period of time after its purchase, and realize gains or losses, if the portfolio managers believe that the sale is in the best interest of the Fund (for example, if the portfolio managers believe an alternative investment has greater potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions and other expenses which could reduce the Fund’s investment performance. In addition, short-term trading may increase the amount of taxable distributions to shareholders which would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary U.S. federal income tax rates.

Cash Position
The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual- they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When a Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested.

Disclosure Of Portfolio Holdings
The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the Funds’ SAI.

MANAGEMENT

Grandeur Peak Global Advisors, LLC (the “Adviser” or “Grandeur Peak Global Advisors”), subject to the authority of the Funds’ Board of Trustees, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser commenced business operations in July 2011 and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 136 South Main Street, Suite 720, Salt Lake City, Utah 84101.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), The Grandeur Peak Global Opportunities Fund, the Grandeur International Opportunities Fund, the Grandeur Peak Emerging Markets Opportunities Fund and the Grandeur Peak Global Reach Fund each pay the Adviser an annual management fee of 1.25%, 1.25%, 1.35% and 1.10%, respectively, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) for each of the funds. The Grandeur Peak Emerging Market Opportunities fund will be limited to 1.70% and 1.95% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. The Grandeur Peak Global Opportunities Fund will be limited to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares respectively. The Grandeur Peak Global Reach Fund will be limited to 1.35% and 1.60% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares respectively, The Grandeur Peak International Opportunities Fund will be limited to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to April 31, 2016 except with the approval of the Fund’s Board of Trustees.

During the most recent fiscal year ended April 30, 2015, each Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

Fund Name	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual Advisory Fee to Investment Adviser (as a percentage of daily net assets)
Grandeur Peak Emerging Markets Opportunity Fund	1.35%	1.35%
Grandeur Peak Global Opportunities Fund	1.25%	1.25%
Grandeur Peak Global Reach Fund	1.10%	1.10%
Grandeur Peak International Opportunities Fund	1.25%	1.25%

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Grandeur Peak Funds

The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Funds or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of the Funds’ Advisory Agreement will be provided in the Funds’ semi- annual report to shareholders for the period ended October 31, 2015.

THE PORTFOLIO MANAGERS

Each Fund is managed with a collaborative team approach that utilizes the skills and insights of the entire research team. Trades may be initiated by any of the portfolio managers or analysts on the team, but the named portfolio managers are responsible for the day-to-day oversight and management of the Fund.  The Guardian Portfolio Manager’s primary responsibility is to provide oversight of the Fund’s investments and allocations at a strategic level, whereas the Lead Portfolio Managers also have the tactical responsibility for selecting and inputting specific trades.  Each of the persons listed below serves as the portfolio manager for one or more of the Grandeur Peak Funds, as noted.

More information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Funds is included in the SAI.

Robert T. Gardiner, CFA®, has been a portfolio manager for the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds since their inception in 2011, and for the Grandeur Peak Emerging Markets Opportunities and Grandeur Peak Global Reach Funds, since their inception in 2013. He is also the CEO and Director of Research for Grandeur Peak Global Advisors.

Before founding Grandeur Peak Global Advisors in 2011, Mr. Gardiner had been a senior partner, principal shareholder and portfolio manager at Wasatch Advisors, Inc. Mr. Gardiner has been in the Investment Management industry since 1981 and involved in managing equity portfolios since 1986. Mr. Gardiner was a Director of Wasatch Advisors and a member of its Executive Management Team from 1994 to 2007.

Mr. Gardiner graduated Magna Cum Laude from the University of Utah with a B.A. in Physics, a B.S. in Mathematics, and minors in Chemistry and French. He speaks French and lived in France for two years. Mr. Gardiner holds the Chartered Financial Analyst designation and is a member of the Salt Lake City Society of Financial Analysts.

Experience
1986 - 1995	Analyst and Investment Committee member for the Wasatch Small Cap Growth(WAAEX) and Wasatch Core Growth (WGROX) funds.
1995 - 2006	Founder and Lead Manager of the Wasatch Micro Cap Fund (WMICX)
1997 - 2001	Founder and Co-Manager of the Wasatch Small Cap Value Fund (WMCVX)
2003 - 2004	Founder and Co-Manager of the Wasatch Micro Cap Value Fund (WAMVX)
2005 - 2007	Wasatch Advisors Director of Research
2008 - 2011	Founder and Lead Manager of the Wasatch Global Opportunities Fund (WAGOX)
2011 -	CEO & Director of Research at Grandeur Peak Global Advisors Portfolio Manager, Global Opportunities & International Opportunities Funds
2013 -	Portfolio Manager, Global Reach & Emerging Markets Opportunities Funds

CFA® is a trademark owned by the CFA Institute.

Blake H. Walker has been a portfolio manager for the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds since their inception in 2011, and for the Grandeur Peak Emerging Markets Opportunities and Grandeur Peak Global Reach Funds, since their inception in 2013. He is also the Chief Investment Officer and Executive Vice President for Grandeur Peak Global Advisors.

Before co-founding Grandeur Peak Global Advisors in 2011, Mr. Walker was a portfolio manager co-managing two funds at Wasatch Advisors. Mr. Walker joined the research team at Wasatch Advisors in 2001 and launched his first fund, the Wasatch International Opportunities Fund (WAIOX) in 2005. He teamed up with Mr. Gardiner in 2008 to launch the Wasatch Global Opportunities Fund (WAGOX). Mr. Walker has a B.S. in Accounting from Brigham Young University. He is originally from Toronto, Canada. Mr. Walker speaks French and lived in France for two years.

Experience
2001 - 2005	Analyst on the Wasatch Micro Cap Fund (WMICX) and the Wasatch International Growth Fund (WAIGX)
2005 - 2011	Founder and Lead Manager of the Wasatch International Opportunities Fund (WAIOX)
2008 - 2011	Founder and Co-Manager of the Wasatch Global Opportunities Fund (WAGOX) Investment Officer, Grandeur Peak
2011 -	Chief Global Advisors Portfolio Manager, Global Opportunities & International Opportunities Funds
2013 -	Portfolio Manager, Global Reach & Emerging Markets Opportunities Funds

Amy Hu Sunderland, CFA®
Ms. Sunderland has been an industry portfolio manager for the Grandeur Peak Global Reach Fund since its inception in 2013 and a portfolio manager on the Grandeur Peak Global Opportunities Fund since 2014. Ms. Hu has been a senior research analyst at Grandeur Peak Global Advisors, with a specialty focus on the consumer sector, since the firm’s inception in 2011. Prior to Grandeur Peak, Ms. Sunderland was a junior and later senior research analyst at Wasatch Advisors from 2003-2011. She was a general analyst on the Wasatch Small Cap Growth Fund, the Wasatch Micro Cap Fund, and the Wasatch Global Opportunities Fund, as well as a consumer sector specialist. Before Wasatch, Ms. Sunderland worked on the Goldman Sachs Private Wealth Management Team.

Ms. Sunderland graduated Magna Cum Laude in the top 1% of her class from the University of Utah where she earned a B.S. in Finance and Business Information Systems. Ms. Sunderland was selected as the Outstanding Finance Scholar of the Year by the dean, and a Coca-Cola Scholar. Ms. Sunderland was born in China and is fluent in Mandarin Chinese.
Experience
2003 - 2011	Junior and then Senior Research Analyst at Wasatch Advisors
2011 -	Senior Research Analyst at Grandeur Peak Global Advisors
2013 -	Industry Portfolio Manager, Global Reach Fund
2014 -	Portfolio Manager, Global Opportunities Fund

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Randy E. Pearce, CFA®, MBA
Mr. Pearce has been a guardian portfolio manager of the Grandeur Peak Emerging Markets Opportunities Fund since 2015, portfolio manager for the Grandeur Peak Global Reach Fund since its inception in 2013 and a guardian portfolio manager on the Grandeur Peak International Opportunities Fund since 2014. Mr. Pearce has been a senior research analyst at Grandeur Peak Global Advisors, with a specialty focus on the financial sector, since the firm’s inception in 2011. Prior to Grandeur Peak, Mr. Pearce was a junior and later senior research analyst at Wasatch Advisors from 2005-2009. He was a financial sector specialist and a general analyst on the Wasatch Strategic Income Fund. In 2010, Mr. Pearce interned at Thornburg Investment Management as a global equities analyst while earning his MBA.

Mr. Pearce has a B.A. in Business Administration from the University of Utah and an MBA from the University of California at Berkeley. He holds the CFA designation, having passed each of the three levels on his first attempt. Mr. Pearce speaks Portuguese and lived in Brazil for two years.

Experience
2005 - 2009	Junior and then Senior Research Analyst at Wasatch Advisors
2011 -	Senior Research Analyst at Grandeur Peak Global Advisors
2013 -	Portfolio Manager, Global Reach Fund
2014 -	Guardian Portfolio Manager, International Opportunities Fund
2015 -	Guardian Portfolio Manager, Emerging Markets Opportunities Fund

Spencer P. Stewart
Mr. Stewart has been an industry portfolio manager for the Grandeur Peak Global Reach Fund since its inception in 2013 and a portfolio manager on the Grandeur Peak Emerging Markets Opportunities Fund since its inception in 2013. He has been a senior research analyst at Grandeur Peak Global Advisors, with a specialty focus on the industrials sector, since the 2011. Mr. Stewart joined Grandeur Peak from small cap equities boutique, Sidoti & Company, in New York City where he was one of the firm’s leading institutional sales people. Mr. Stewart’s investing passion was evident as his stock picking ranked him #1 at Sidoti in the alpha capture program in which the firm participated. Previously, Mr. Stewart also spent four years as a junior research analyst at Wasatch Advisors.

Mr. Stewart is the second son of Wasatch Advisors founder and chairman, Sam Stewart, to join his father in the investments profession. Spencer has lived in Mexico and France and speaks both Spanish and French.

Experience
2001 - 2005	Junior Analyst at Wasatch Advisors
2007 - 2011	Institutional Sales Representative at Sidoti & Company
2011 -	Senior Research Analyst at Grandeur Peak Global Advisors
2013 -	Industry Portfolio Manager, Global Reach Fund
2014 -	Portfolio Manager, Emerging Markets Opportunities Fund
2015 -	Portfolio Manager, International Opportunities Fund

Liping Cai, CFA®, MS, MBA
Ms. Cai is a Sr. Research Analyst at Grandeur Peak Global Advisors, with a specialty focus on the health care sector globally. Ms. Cai joined Grandeur Peak in 2013. She spent the previous six years on the equity research team at William Blair & Company specializing in the healthcare, retail, and the real estate sectors, and most recently heading up the firm’s China-based research team. From 1999-2006, Ms. Cai worked in the healthcare field for Fair Isaac Corporation (Health Care Strategy Consultant), Abbott Laboratories (Senior Market Analyst), Biogen Idec (Summer Marketing Associate), and Genentech, now Roche (Research Associate).

Ms. Cai earned a BS degree in Biological Sciences and Biotechnology from Tsinghua University in Beijing, a MS degree in Chemistry and Biochemistry on full scholarship from the University of Delaware, and an MBA in Finance and Health Industry Management from Northwestern University. Ms. Cai’s academic work in the healthcare field has been published in a variety of publications.

Experience
1999 - 2006	Fair Isaac Corp, Abbott Laboratories, Biogen Idec, & Genentech
2006 - 2012	Equity Research at William Blair & Company, heading up China-based research team
2013 -	Senior Research Analyst at Grandeur Peak Global Advisors
2015 -	Portfolio Manager, Global Reach Fund

Zachary D. Larkin, MBA
Mr. Larkin is a Sr. Research Analyst and Assistant Director of Research at Grandeur Peak Global Advisors. Mr. Larkin came to Grandeur Peak from Stephens where he was a Senior Research Analyst covering the Applied and Resource Technology sector. Previously, Mr. Larkin spent six years at Wasatch Advisors where he was a Junior and then Senior Equity Analyst. Mr. Larkin began his career at Larkin Memorial Corporation where he was the Treasurer and then Controller.

Mr. Larkin graduated from The University of Utah with a B.S. in Accounting. He earned an MBA from Westminster College with an emphasis in Finance and Corporate Strategy.

Experience
1999 - 2003	Treasurer and then Controller at Larkin Memorial
2003 - 2010	Junior and then Senior Research Analyst at Wasatch Advisors
2010 - 2013	Senior Research Analyst at Stephens
2013 -	Senior Research Analyst and Assistant Director of Research at Grandeur Peak Global Advisors
2015 -	Portfolio Manager, Global Reach Fund

Stuart Rigby, MBA
Mr. Rigby is a Sr. Research Analyst at Grandeur Peak Global Advisors, with a specialty focus on the technology sector globally. Mr. Rigby joined Grandeur Peak in 2012 after receiving an MBA from Cornell University. During his graduate program he interned at Epic Ventures and Opteris. Prior to that, Mr. Rigby spent two years as a product manager at Alliance Health Networks (social internet) and four years as a software engineer at lntelisum (3D software).

Mr. Rigby graduated Magna Cum Laude from Westminster College with a BS in Computer Science and minors in Spanish & Economics. He earned an MBA from Cornell University with an emphasis in Finance and Private Equity.

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Experience
2004 - 2008	Software Engineer at lntelisum
2008 - 2010	Product Manager at Alliance Health Networks
2010 - 2012	Internships at Epic Ventures & Opteris
2012 -	Senior Research Analyst at Grandeur Peak Global Advisors
2015 -	Portfolio Manager, Global Reach Fund

THE SENIOR INVESTMENT TEAM
The Senior Investment Team is comprised of all of the portfolio managers previously listed as well as the following individuals:

Robert S. Green, CFA®, MSF
Mr. Green has been a quantitative research analyst at Grandeur Peak Global Advisors since 2011. In 2013 he also became the assistant director of research. Mr. Green was a research assistant and then a quantitative portfolio analyst at Wasatch Advisors from 2006-2011. He worked across the entire research team, as well as having specific roles on the Wasatch Global Science & Technology Fund WAGTX) and the Wasatch Global Opportunities Fund WAGOX). Prior to Wasatch, Mr. Green worked as an associate on the University Venture Fund at the University of Utah.

Mr. Green graduated Summa Cum Laude from Westminster College in Salt Lake City, UT with a B.S. in Business Finance and a Minor in Economics. He received a Master of Science in Finance from The University of Utah. Mr. Green holds the CFA designation.

Experience
2006 - 2011	Research Assistant and then Quantitative Portfolio Analyst at Wasatch Advisors
2011 - 2013	Quantitative Analyst at Grandeur Peak Global Advisors
2013 -	Quantitative Analyst & Assistant Director of Research at Grandeur Peak Global Advisors

ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR

ALPS Fund Services, Inc. serves as the Funds’ administrator, fund accounting agent and transfer agent, and ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

BUYING, EXCHANGING AND REDEEMING SHARES

As of the close of business on March 5, 2014, the Grandeur Peak Global Reach Fund was closed to new investors seeking to purchase shares of the Fund either directly or through third party intermediaries, subject to certain exceptions for financial advisors whose clients have already established an account in the Fund and participants in certain qualified retirement plans with an existing position in the Fund as of May 1, 2013. Existing shareholders of the Fund as of March 5, 2014 may continue to purchase additional shares of the Fund.

As of the close of business on March 5, 2014, the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds were closed to both new and existing investors seeking to purchase shares of either Fund either directly or through third party intermediaries, subject to certain exceptions for financial advisors whose clients have already established an account in a Fund, participants in certain qualified retirement plans with an existing position in either Fund and direct shareholders with existing retirement, education savings or UGMA/UTMA accounts or pre- established automatic investments plans as of March 5, 2014.

As of the close of business on August 15, 2014, the Grandeur Peak Emerging Markets Opportunities Fund was closed to both new and existing investors seeking to purchase shares of the Fund either directly or through third party intermediaries, subject to certain exceptions for financial advisors whose clients have already established an account in the Fund, participants in certain qualified retirement plans with an existing position in the Fund and direct shareholders with existing retirement, education savings or UGMA/ UTMA accounts or pre-established automatic investments plans as of August 15, 2014.

As of the close of business on September 30, 2014, the Grandeur Peak Global Reach Fund was closed to both new and existing investors seeking to purchase shares of the Fund either directly or through third party intermediaries, subject to certain exceptions for financial advisors whose clients have already established an account in the Fund, participants in certain qualified retirement plans with an existing position in the Fund and direct shareholders with existing retirement, education savings or UGMA/ UTMA accounts or pre-established automatic investments plans as of September 30, 2014.

The Funds’ investment adviser retains the right to make exceptions to any action taken to close a Fund or limit inflows into a Fund. Please see “Share Transactions- Closing or Reopening Funds” in this Prospectus.

Classes of Shares
Each Fund currently offers two classes of shares, Investor Class and Institutional Class shares.

Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own charges and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class

Investment Minimums
The minimum initial investment for Investor Class shares is $2,000 for each account, or $1,000 if an Automatic Investment Program is established; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. The subsequent minimum investment amount for all accounts is $50 for Investor Class shares. The minimum investment for Institutional Class shares is $100,000. Investors generally may meet the minimum investment amount for Institutional Class shares by aggregating multiple accounts within the Fund if desired. There is no subsequent investment minimum for Institutional Class shares.

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The Fund reserves the right to waive or change minimum and additional investment amounts. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums. Employees of the Adviser and their extended families are not subject to any initial or subsequent investment minimums.

TYPES OF ACCOUNT OWNERSHIP
Please refer to www.grandeurpeakglobal.com or an account application for specific requirements to open and maintain an account.

Individual or Joint Ownership
Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust
An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

Business Accounts
Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

Tax-Deferred Accounts
Please refer to the account application for specific requirements to open and maintain an account. Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a shareholder services representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened directly with the Funds are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement
Please visit www.grandeurpeakglobal.com or call a shareholder services representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59-1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs
Both traditional and Roth IRAs allow most individuals with earned income to contribute up to the lesser of $5,000 or 100% of compensation.

Simple IRA
A SIMPLE IRA allows employees and employers to contribute to traditional IRAs set up for employees.

Simplified Employee Pension (“SEP”) IRA
A SEP IRA allows small business owners (including sole proprietors) to make tax deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA to be set up for each SEP participant.

There is an annual pass through IRA maintenance fee of $10.00 that is charged by the IRA custodian on a per-account basis. The fee is capped at $25.00 per social security number, per account type. This fee may be paid by the Adviser.

Accounts for the Benefit of a Child
Custodial Accounts (UGMA or UTMA)
An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account (ESA)
A Coverdell ESA is an account created as an incentive to help parents and students save for education expenses.

BUYING SHARES
In order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents. Certain tax-deferred accounts can only be opened and maintained via written request. Please contact a shareholder services representative for more information.

Payment must be in U.S. dollars by a check drawn on a bank in the United States, wire transfer or electronic transfer. The Funds will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks. When purchasing shares, your request will be processed at the first NAV calculated after your purchase request is determined to be in good order. For wire purchases, the wire transfer must be received before the purchase request is deemed to be in good order.

Online at www.grandeurpeakglobal.com
You may open a new Fund account, or you may buy shares in an existing Fund account. Federal regulations may require the Fund to obtain your name, your date of birth, your residential address or principal place of business and mailing address as well as your taxpayer identification number at the time you open your account. Applications without this information may not be accepted. To the extent permitted by law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.

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Grandeur Peak Funds

You can elect to have funds electronically transferred from your designated bank account. A real-time confirmation of your transaction will be provided via www.grandeurpeakglobal.com.

By Telephone
For an existing account, you may call 855-377-PEAK(7325) to buy shares 24 hours a day, or you may call a shareholder services representative during normal business hours to place a trade. Such investments will be made via an electronic transfer from your designated bank account.

You may add to your account via electronic funds transfer in amounts greater than $50. If an electronic funds transfer cannot be processed due to insufficient funds, your account may be charged a service fee (currently $20.00).

You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a shareholder services representative.

By Mail/In Writing
To open your Fund account, complete and sign the appropriate application, which can be found at www.grandeurpeakglobal.com or by calling shareholder services at 855-377-PEAK(7325). Make your check payable to the Fund(s) or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application. Be sure to note in which Fund you would like the investment to be made.

Regular Mail:	Overnight Address:
Grandeur Peak Funds	Grandeur Peak Funds
P.O. Box 13664	1290 Broadway, Suite 1100
Denver, CO 80201	Denver, CO 80203

To buy additional shares, send your check and written instructions to the address listed above. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution.

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Grandeur Peak Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Automated Investments
To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($50 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

When purchasing shares through the Automatic Investment Program, if no date or dollar amount is specified on your application, investments of $50 will be made on the 15th of each month. Your first automatic investment may take up to two weeks to establish. If the balance in the account you are buying into falls to zero as the result of a redemption or exchange, your Automatic Investment Program will be discontinued.

We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request. Wire fees may be charged.

By Broker/Intermediary
You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides record keeping and consulting services to 401(k) plans or other employee benefit plans (an “Intermediary”). Intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. Intermediaries may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. Therefore, it may cost more for you to purchase shares through an Intermediary than to purchase shares directly from the Funds. An Intermediary, rather than you as its customer, may be the shareholder of record of your shares. In general, purchase or redemption requests made through an Intermediary will be priced based on the net asset value next calculated after receipt of the request by the Intermediary, even if the Intermediary submits such requests to the Funds after such net asset value has been calculated. The Funds are not responsible for the failure of any Intermediary to carry out its obligations to its customers. Contact the financial intermediary or refer to its plan documents for instructions on how to purchase, exchange or redeem shares through that intermediary.

Investors may be charged a fee if they effect transactions through broker or agent. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at a Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

Distribution and Services (12b-1) Plan
Each Fund has adopted a Distribution and Services (12b-1) Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for its Investor Class shares.

The Plan allows a Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of the Fund as their funding medium and for related expenses.

The Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of a Fund’s Investor Class assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class shares, and Plan fees may cost an investor more than other types of sales charges.

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Under the terms of the Plan, the Funds are authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in a Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

PAYMENTS TO FINANCIAL INTERMEDIARIES
The Adviser and/or its affiliates may also make payments for distribution and/or shareholder servicing activities out of their own resources. The Adviser may also make payments out of its own resources for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker- dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of a Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Administrative Fees (Networking, Omnibus Positioning Fee)
Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of a Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by a Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of a Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by a Fund may increase.

In-Kind Purchases
The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for a Fund. In-kind purchases may be taxable events and may result in the recognition of gain or loss for federal income tax purposes.

EXCHANGING SHARES
If you have held your shares in a Fund for at least seven days, you may exchange those shares for shares of any of the following funds (each, a “Grandeur Peak Fund”), if such Grandeur Peak Fund is available for sale in your state and meets the investment criteria of the investor:

•	Grandeur Peak Global Opportunities Fund

•	Grandeur Peak International Opportunities Fund

•	Grandeur Peak Global Reach Fund

•	Grandeur Peak Emerging Markets Opportunities Fund

Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold.

If you are an existing shareholder of any Grandeur Peak Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

You may also transfer between classes of a Fund if you meet the minimum investment requirements for the class into which you would like to transfer.

Online at www.grandeurpeakglobal.com
Exchanges may be made online via www.grandeurpeakglobal.com. A real-time confirmation of your transaction will be provided via www.grandeurpeakglobal.com.

By Telephone
For an existing account, you may call 855-377-PEAK(7325) to exchange shares 24 hours a day, or you may call a shareholder services representative during normal business hours to place a trade.

You may exchange shares in your account in amounts between $50 and $50,000 ($100,000 for corporate accounts) by calling a shareholder services representative if you did not decline the telephone redemption privilege when establishing your account.

By Systematic Exchange
You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month. Exchanges between existing Fund accounts must meet the $50 subsequent minimum investment requirement. For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 15th of each month. If the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

By Broker/Intermediary
Exchanges, like purchases and redemptions, may also be effected through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the exchange of shares.

Additional Information About Exchanges
An exchange represents the sale of shares from one Fund and the purchase of shares of the other Fund. This may produce a taxable gain or loss in your non-tax-deferred account. If you exchange shares within 60 calendar days from their date of purchase, you may be subject to the redemption fee as described in this Prospectus in “Redemption Fees” below. Transfers between classes of a Fund are generally not considered a taxable transaction.

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Grandeur Peak Funds

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write the Funds for further details.

REDEEMING SHARES
Redemption requests for over $50,000 ($100,000 for corporate accounts) must be made in writing and a Medallion signature guarantee is required. All redemption requests made within 30 days of an address change or a bank account change must be made in writing and require a Medallion signature guarantee.

Online at www.grandeurpeakglobal.com
Redemptions may be made online via www.grandeurpeakglobal.com.

By Telephone
For an existing account, you may call 855-377-PEAK(7325) to redeem shares 24 hours a day, or you may call a shareholder services representative during normal business hours to place a trade.

You may redeem shares in your account in amounts between $50 and $50,000 ($100,000 for corporate accounts) by calling a shareholder services representative if you did not decline the telephone redemption privilege when establishing your account.

By Mail/In Writing
To redeem shares by mail, please send written instructions to the address listed below. Please call a shareholder services representative for further details. Be sure to note from which Fund you would like to make the redemption.

Regular Mail:	Overnight Address:
Grandeur Peak Funds	Grandeur Peak Funds
P.O. Box 13664	1290 Broadway, Suite 1100
Denver, CO 80201	Denver, CO 80203

By Systematic Redemption
This program allows you to sell shares worth a specific dollar amount from your Fund account on a monthly, quarterly or annual basis. The minimum systematic redemption is $50. Although there is no charge to shareholders for using this systematic withdrawal plan, your Fund account balance must be at least $10,000 at the time you begin participation in the plan. If no date is specified on your request, systematic redemptions will be made on or about the 15th of each month. If the day falls on a weekend or legal holiday, the distribution will be made on the next business day.

You may terminate the systematic withdrawal plan at any time without charge or penalty. If the balance in the Fund account you are selling from falls to zero, your systematic withdrawal plan will be discontinued. If your balance is below the systematic withdrawal amount, the entire balance will be distributed and the plan will be discontinued. The Fund may terminate or modify the plan after 60 days’ written notice to shareholders.

By Broker/Intermediary
Redemptions, like purchases and exchanges, may also be effected through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments
In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by electronic funds transfer to a bank account designated on your application. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind
Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it in the best interests of all shareholders, and determines that the redeeming shareholder will not be favored over remaining shareholders, the Fund may pay redemption proceeds to the redeeming shareholder in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations. Securities used to redeem Fund shares will be valued as described in “SHARE TRANSACTIONS – HOW FUND SHARES ARE PRICED” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees
If you sell or exchange your shares after holding them 60 days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Each Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;

•	Redemptions related to a disability as defined by Internal Revenue Service requirements;

•	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;

•	Redemptions due to divorce for shares transferred pursuant to a divorce decree;

•	Redemptions of shares through a systematic withdrawal plan;

•	Broker-dealer sponsored wrap program accounts and/ or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;

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•	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;

•	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;

•	Rollovers, transfers and changes of account registration within a Fund as long as the money never leaves the Fund, including transfers between share classes;

•	Redemptions in-kind;

•	Redemptions due to reinvestment of dividends and/or capital gains;

•
Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of a Fund by the Board of Trustees;

•
Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;

•
Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and

•	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase, exchange or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. The redemption fee may be waived in cases where the nature of the transaction or circumstances do not pose risks to the policy and procedures to prevent market timing. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: Each Fund has the right to suspend or postpone redemptions of shares for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS
The Funds have a $1,000 account minimum, except UTMA/UGMA and Coverdell accounts which have a $100 minimum. The Funds may require mandatory redemption of shares in accounts that fall below the minimum requirement. The Funds may also adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

SHARE CERTIFICATES
The Funds do not issue share certificates.

FREQUENT PURCHASES AND SALES OF FUND SHARES
The Funds do not permit market timing or other abusive trading practices. Each Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each Fund reserves the right to suspend their offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases, exchanges and redemptions and to seek to prevent market timing. To minimize harm to the Funds and their shareholders, each Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Each Fund may also refuse purchase and exchange transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase or exchange in the same account(s) in the Funds, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day. In these cases, purchases, exchanges and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, each Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

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Grandeur Peak Funds

VERIFICATION OF ACCOUNTING STATEMENTS
You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

INSUFFICIENT FUNDS POLICY
The Funds reserve the right to cancel a purchase if a check or electronic funds transfer does not clear your bank. A Fund may charge your account a $20 fee, and you will be responsible for any losses or fees imposed by your bank and any losses that may be incurred by the Fund as a result of the canceled purchase. If you are already a shareholder in the Fund, the Fund may redeem shares in your account(s) to cover losses due to fluctuations in share price.

CLOSING OR REOPENING FUNDS
The Adviser or a Fund may take action to periodically close (“hard close”) or limit inflows into (“soft close”) the Fund to protect the integrity of a Fund’s investment strategy or objective. Hard closing or soft closing Funds can be an important component of portfolio management, particularly for Funds that primarily invest in smaller companies. The Adviser believes that closing Funds or restricting inflows through some or all channels from time-to-time is in the best interest of Fund shareholders. Conversely, when the assets of a closed or restricted Fund are at a level that the Adviser believes assets could be invested without impairing the Fund, the Adviser may reopen the Fund. The Adviser retains the right to make exceptions to any action taken to close or limit inflows into a Fund.

HOW FUNDS ARE CLOSED OR REOPENED
Fund closings or reopenings will be posted on the Funds’ website at www.grandeurpeakglobal.com The Adviser will make every effort to post information related to Fund closings at least two weeks prior to the effective date of the closing.

Each change in a Fund’s status also will be filed electronically with the SEC. Please see “ADDITIONAL INFORMATION ABOUT EACH FUND – HOW TO OBTAIN ADDITIONAL INFORMATION” about how to view or obtain copies of documents filed with the SEC.

HOW FUND SHARES ARE PRICED
The Board has approved procedures to be used to value the Funds’ securities for the purposes of determining the Fund’s NAV. The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). Each Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Funds’ Board using a variety of pricing techniques and methodologies. The market price for debt obligations(including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because each Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Funds may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Funds’ net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before each Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, each Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, each Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Each Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in each Fund may change on days when you are unable to purchase or redeem shares.

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CUSTOMER IDENTIFICATION PROGRAM
To help the government fight the funding of terrorism and money laundering activities, federal law requires the Funds’ Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

MEDALLION SIGNATURE GUARANTEE
A Medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. A signature guarantee is required if any of the following is applicable:

•	You request a redemption by check above $50,000 ($100,000 for corporate accounts);

•	You would like a check made payable to anyone other than the shareholder(s) of record.

•	You would like a redemption made within 30 days of an address change or bank account change.

•	You would like a check mailed to an address other than the address of record.

•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.

•	The transaction amount exceeds the surety bond limit of the signature guarantee.

•	The guarantee stamp has been reported as stolen, missing or counterfeit.

HOW TO OBTAIN A MEDALLION SIGNATURE GUARANTEE
Medallion signature guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the New York Stock Exchange. Call your financial institution to see if it participates in a medallion program.

A Medallion signature guarantee may not be provided by a notary public.

DIVIDENDS AND DISTRIBUTIONS

The Funds normally pay income dividends and distribute capital gains, if any, on an annual basis. As regulated investment companies (“RICs”), the Funds are required to pay out substantially all of their income and capital gains on at least an annual basis to avoid double-taxation to shareholders.

Income dividend distributions are derived from interest and other income each Fund receives from its collateral holdings and include distributions of short-term capital gains. Such income is netted with Fund expenses to determine the income dividend. Long-term capital gain distributions are derived from gains realized when a Fund sells an investment it has owned for more than a year, from capital gain distributions from securities in which the Fund own an investment, or from transactions in exchange-traded futures that qualify as section 1256 contracts, which may generate both short-term and long-term capital gains distributions.

A Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Funds for U.S. persons and does not address any foreign, state or local tax consequences. For purposes of this discussion, U.S. persons are:

•	U.S. citizens or residents;

•	U.S. corporations;

•	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

•
a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as (i) certain types of tax- exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non- financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES – Taxation of the Funds.”

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Grandeur Peak Funds

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Funds.

The Funds intend to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a “regulated investment company” and thus do not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Funds also intend to meet certain distribution requirements such that neither Fund is subject to U.S. federal income tax in general. If a Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Funds will satisfy these distribution requirements.

TAXATION OF FUND DISTRIBUTIONS
For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to the shareholders. Distributions of net capital gains that are properly designated by a Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Funds do not expect a significant portion of their distributions to derive from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends they receive from a Fund to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

A Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from securities which it owns, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. A Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. A Fund may realize ordinary income from distributions from securities, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals is currently 20%. For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is taxable. You can avoid this, if you choose, by investing after a Fund has paid a dividend.

SALE OF FUND SHARES
A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES –Sale or Redemption of Shares.”

REDEMPTION OF FUND SHARES
A shareholder who redeems shares in a Fund generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the amount received in the redemption of the exchange (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of a Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of a Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax adviser with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of shares of a Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the Shares have been held for one year or less. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

TAXATION OF CERTAIN INVESTMENTS
A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes paid by a Fund, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Funds make no assurances regarding their ability or willingness to so elect. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. For more information, see the SAI under “TAXES – Special Tax Considerations.”

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A Fund may, at times, buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, any original issue discount inherent in such investments will be included in a Fund’s ordinary income to the extent required by applicable law. Even though payment of that amount is not received until a later time and will be subject to the risk of nonpayment, it will be distributed to shareholders as taxable dividends. A Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but a Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset- backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Surtax on Net Investment Income
A surtax of 3.8% applies to net investment income of a non-corporate taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in a Fund. For information regarding the surtax on net investment income, see the SAI under “TAXES – Surtax on Net Investment Income.”

BACKUP WITHHOLDING
The Funds are also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Funds certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the SAI under “TAXES – Backup Withholding.”

FOREIGN ACCOUNTS
Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXES – Foreign Accounts.”

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the fiscal periods noted below. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request by calling the Funds at 855-377-PEAK(7325).

Grandeur Peak Funds | 2015 Prospectus	33

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Emerging Markets Opportunities Fund
For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2015	For the Period December 16, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$10.53	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02	(0.05)
Net realized and unrealized gain on investments	1.22	0.58
Total income from investment operations	1.24	0.53

DISTRIBUTIONS
From net investment income	(0.01)	–
From net realized gain on investments	(0.25)	–
Total distributions	(0.26)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	0.98	0.53
NET ASSET VALUE, END OF PERIOD	$11.51	$10.53

TOTAL RETURN	12.06%	5.30	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$39,896	$27,952

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.82%	2.01	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.82%	1.95	%(d)(e)
Net investment income/(loss)	0.22%	(0.55	)%(d)

PORTFOLIO TURNOVER RATE	53%	26	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

34	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Emerging Markets Opportunities Fund
For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2015	For the Period December 16, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$10.54	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.05	(0.03)
Net realized and unrealized gain on investments	1.21	0.57
Total income from investment operations	1.26	0.54

DISTRIBUTIONS
From net investment income	(0.03)	–
From net realized gain on investments	(0.25)	–
Total distributions	(0.28)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	0.98	0.54
NET ASSET VALUE, END OF PERIOD	$11.52	$10.54

TOTAL RETURN	12.22%	5.40	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$428,048	$255,819

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.58%	1.76	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.58%	1.70	%(d)(e)
Net investment income/(loss)	0.43%	(0.37	)%(d)

PORTFOLIO TURNOVER RATE	53%	26	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

Grandeur Peak Funds | 2015 Prospectus	35

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Opportunities Fund
For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2015	Year Ended April 30, 2014		Year Ended April30, 2013	For the Period October 17, 2011 (Inception) to April30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.31	$2.77		$2.31	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.00 (b)	(0.00	)(b)	0.00 (b)	(0.00	)(b)
Net realized and unrealized gain on investments	0.35	0.67		0.51	0.31
Total income from investment operations	0.35	0.67		0.51	0.31

DISTRIBUTIONS
From net investment income	(0.01)	–		(0.01)	–
From net realized gain on investments	(0.22)	(0.13)		(0.04)	–
Total distributions	(0.23)	(0.13)		(0.05)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00	(b)	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	0.12	0.54		0.46	0.31
NET ASSET VALUE, END OF PERIOD	$3.43	$3.31		$2.77	$2.31

TOTAL RETURN	11.09%	24.31%		22.34%	15.50	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$201,462	$216,247		$132,384	$73,154

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.62%	1.68%		1.76%	2.30	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.62%	1.68%		1.75%	1.75	%(d)
Net investment income/(loss)	0.12%	(0.15)%		0.19%	(0.04	)%(d)

PORTFOLIO TURNOVER RATE	37%	38%		35%	42	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

36	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Opportunities Fund
For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2015	Year Ended April 30, 2014		Year Ended April 30, 2013	For the Period October 17, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.34	$2.79		$2.32	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01	0.00	(b)	0.01	0.00	(b)
Net realized and unrealized gain on investments	0.34	0.68		0.52	0.32
Total income from investment operations	0.35	0.68		0.53	0.32

DISTRIBUTIONS
From net investment income	(0.01)	(0.00	)(b)	(0.02)	–
From net realized gain on investments	(0.22)	(0.13)		(0.04)	–
Total distributions	(0.23)	(0.13)		(0.06)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00	(b)	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	0.12	0.55		0.47	0.32
NET ASSET VALUE, END OF PERIOD	$3.46	$3.34		$2.79	$2.32

TOTAL RETURN	11.20%	24.67%		22.86%	16.00	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$526,394	$492,869		$217,953	$77,737

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.38%	1.44%		1.51%	2.03	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.38%	1.44%		1.50%	1.50	%(d)
Net investment income	0.35%	0.08%		0.37%	0.40	%(d)

PORTFOLIO TURNOVER RATE	37%	38%		35%	42	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

Grandeur Peak Funds | 2015 Prospectus	37

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Reach Fund
For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2015	For the Period June 19, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$12.43	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.00 (b)	(0.02)
Net realized and unrealized gain on investments	1.37	2.54
Total income from investment operations	1.37	2.52

DISTRIBUTIONS
From net investment income	(0.01)	(0.02)
From net realized gain on investments	(0.14)	(0.08)
Total distributions	(0.15)	(0.10)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.01

INCREASE IN NET ASSET VALUE	1.22	2.43
NET ASSET VALUE, END OF PERIOD	$13.65	$12.43

TOTAL RETURN	11.09%	25.31	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$87,354	$46,163

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.60%	1.91	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.60%	1.60	%(d)(e)
Net investment income/(loss)	0.03%	(0.17	)%(d)

PORTFOLIO TURNOVER RATE	46%	39	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

38	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Reach Fund
For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2015	For the Period June 19, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$12.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.03	0.02
Net realized and unrealized gain on investments	1.37	2.52
Total income from investment operations	1.40	2.54

DISTRIBUTIONS
From net investment income	(0.02)	(0.04)
From net realized gain on investments	(0.14)	(0.08)
Total distributions	(0.16)	(0.12)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	1.24	2.42
NET ASSET VALUE,END OF PERIOD	$13.66	$12.42

TOTAL RETURN	11.41%	25.45	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$260,239	$88,311

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.35%	1.75	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.35%	1.35	%(d)(e)
Net investment income	0.23%	0.21	%(d)

PORTFOLIO TURNOVER RATE	46%	39	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

Grandeur Peak Funds | 2015 Prospectus	39

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak International Opportunities Fund
For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period October 17, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.41	$2.83	$2.29	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01	0.01	0.01	0.00	(b)
Net realized and unrealized gain on investments	0.21	0.68	0.55	0.29
Total income from investment operations	0.22	0.69	0.56	0.29

DISTRIBUTIONS
From net investment income	(0.01)	(0.02)	(0.01)	–
From net realized gain on investments	(0.20)	(0.09)	(0.01)	–
Total distributions	(0.21)	(0.11)	(0.02)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	0.01	0.58	0.54	0.29
NET ASSET VALUE, END OF PERIOD	$3.42	$3.41	$2.83	$2.29

TOTAL RETURN	7.25%	24.59%	24.57%	14.50	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$173,842	$153,296	$96,550	$9,274

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.62%	1.73%	1.88%	2.94	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.62%	1.73%	1.75%	1.75	%(d)
Net investment income	0.37%	0.20%	0.26%	0.33	%(d)

PORTFOLIO TURNOVER RATE	36%	37%	52%	24	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

40	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak International Opportunities Fund
For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013	For the Period October 17, 2011 (Inception) to April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$3.42	$2.84	$2.29	$2.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.02	0.01	0.01	0.01
Net realized and unrealized gain on investments	0.21	0.69	0.57	0.28
Total income from investment operations	0.23	0.70	0.58	0.29

DISTRIBUTIONS
From net investment income	(0.02)	(0.03)	(0.02)	–
From net realized gain on investments	(0.20)	(0.09)	(0.01)	–
Total distributions	(0.22)	(0.12)	(0.03)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	0.01	0.58	0.55	0.29
NET ASSET VALUE,END OF PERIOD	$3.43	$3.42	$2.84	$2.29

TOTAL RETURN	7.41%	24.70%	25.11%	14.50	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$682,364	$658,127	$250,962	$55,458

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.38%	1.46%	1.59%	2.50	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.38%	1.46%	1.50%	1.50	%(d)
Net investment income	0.61%	0.42%	0.51%	0.56	%(d)

PORTFOLIO TURNOVER RATE	36%	37%	52%	24	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

Grandeur Peak Funds | 2015 Prospectus	41

Grandeur Peak Funds

PRIVACY POLICY

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?

WHY?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account transactions
• Account balances and transaction history
• Wire transfer instructions

HOW?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DO THE FUNDS SHARE:	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes - information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

QUESTIONS?	Call 855-377-PEAK(7325) or go to www.grandeurpeakglobal.com

42	1.855.377.PEAK (7325) | www.GrandeurPeakGlobal.com

Grandeur Peak Funds

WHO WE ARE

Who is providing this notice?	Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund

WHAT WE DO

How do the Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Funds collect my personal information?	We collect your personal information, for example, when you • open an account • provide account information or give us your contact information • make a wire transfer or deposit money

Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes-information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Funds do not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • The Funds do not jointly market.

OTHER IMPORTANT INFORMATION

California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Grandeur Peak Funds | 2015 Prospectus	43

ADDITIONAL INFORMATION ABOUT EACH FUND

SHAREHOLDER REPORTS
Annual and semi-annual reports to shareholders provide additional information about the Funds’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Funds’ performance.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information (SAI) provides more detailed information about each Fund. It is incorporated by reference into (is legally a part of) this Prospectus. The SAI is not distributed to shareholders. The latest version is available at www.grandeurpeakglobal.com.

HOUSEHOLDING RELATIONSHIPS
The Funds send one financial report and Prospectus for everyone at the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

HOW TO OBTAIN ADDITIONAL INFORMATION
You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Funds by contacting the Transfer Agent at 855-377-PEAK(7325), by writing the Funds at P.O. Box 13664, Denver, CO, 80201, or by calling your financial consultant. This information is also available free of charge on the Funds’ website at www. grandeurpeakglobal.com.

You can also review the Funds’ shareholder reports, Prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

SHAREHOLDER SERVICES CONTACT INFORMATION

Phone:	855-377-PEAK(7325)
(Monday – Friday, 7:00 a.m. – 6:00 p.m. Mountain time)

E-mail:	grandeurpeakglobal@alpsinc.com

Mail:	P.O. Box 13664 Denver, CO 80201

If someone makes a statement about a Fund that is not in this Prospectus, you should not rely upon that information. Neither the Funds nor the Distributor is offering to sell shares of a Fund to any person to whom that Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-8194)

Prospectus | August 31, 2015	1

Pathway Advisors Conservative Fund (the “Fund”)

Investment Objective
The Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	1.40%
Other Fund Expenses	1.25%
Shareholder Services Fees	0.15%
Acquired Fund Fees and Expenses	0.40%
Total Annual Fund Operating Expenses(1)	3.05%
Fee Waiver and Expense Reimbursement(2)	-0.77%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.28%

(1)
The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2)
Hanson McClain, Inc. (the “Adviser”) has agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of the waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue or modify the Expense Agreement prior to August 31, 2016 without the approval by the Fund’s Board of Trustees.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the contractual period only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower,
based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Pathway Advisors Conservative Fund	$231	$870	$1,533	$3,306

2	1-888-288-1121 | pathwayadvisorsfunds.com

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is structured as a fund-of-funds.  Under normal circumstances, the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company of 1940, as amended (the “1940 Act”), that represent a variety of asset classes and investment styles. The Fund may also invest in closed-end funds and exchange-traded funds. Collectively, the investment companies in which the Fund may invest are referred to as “underlying funds.”

The Fund pursues its objective – seeking total return through a primary emphasis on income with a secondary emphasis on growth of capital – by investing in a diversified portfolio of underlying funds resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 15% to 35% to equity securities of large-, mid- and small-capitalization companies and 65% to 85% to fixed- income securities, with a neutral allocation to equity securities of 25% and to fixed-income securities of 75%.  The Fund may also invest in exchange-traded notes to access the returns of market benchmarks.

Principal Risks of the Fund
The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Risks of the Fund
•	Fund-of-Funds Structure Risk – There are certain risks associated with the use of a fund-of funds structure. These risks include, but are not limited to:

•
Expenses. Your cost of investing in the Fund may be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

•
Allocation Risk. The Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund‐of‐funds. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the asset allocation selected by the Adviser may fail to perform as expected.

•
Underlying Fund Risk. All risks associated with an underlying fund are applicable to the Fund. In addition, the Adviser’s assumptions about an underlying fund may be incorrect in view of actual market conditions. An underlying fund may experience large purchases or redemptions that could affect the performance of the Fund.

•
Transparency Risk. The underlying funds are not managed by the Adviser, and the Adviser has access to information regarding the underlying fund’s investments to the extent the underlying fund’s adviser makes it available.

Prospectus | August 31, 2015	3

•	Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

•
Market Risk – The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

•
Exchange-Traded and Closed-End Fund Risk – The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share.  When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.  There may also not be an active trading market available for shares of some ETFs or closed-end funds.

•
Exchange-Traded Note Risk – The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs.

Risks Associated with Underlying Funds

•
Credit Risk – Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect an underlying fund’s (and indirectly, the Fund’s) share price or yield. When underlying funds use derivatives instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument.

•
Commodity Risk – Investing in commodities linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity.

4	1-888-288-1121 | pathwayadvisorsfunds.com

•
Currency Risk – The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

•
Derivatives Risk – Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives can magnify gains or losses.

•
Small- to Mid-Capitalization Companies Risk – An underlying fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

•
Fixed-Income Risk – Investing in underlying funds that invest long or short in fixed-income securities subjects the Fund to additional risks that include credit risk, interest risk, maturity risk, investment-grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•
Interest Rate Risk – An underlying fund’s investments in fixed-income securities may decline in value because of changes in interest rates.  As nominal interest rates rise, the value of fixed- income securities held by an underlying fund (and indirectly, by the Fund) are likely to decrease.

•
Foreign Securities Risk – Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

•
Emerging Markets Risk – To the extent that an underlying fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

•
Liquidity Risk – When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed-income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities.

Prospectus | August 31, 2015	5

•
Real Estate Securities and REITs Risk – The underlying funds may be subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company.

•
Non-Diversified Risk – An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

•	Underlying Fund Managed Portfolio Risk – The underlying fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the underlying fund to incur losses.

Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.pathwayadvisorsfunds.com or by calling (888) 288-1121.

The Fund’s year-to-date return as of June 30, 2015 was -0.28%.

6	1-888-288-1121 | pathwayadvisorsfunds.com

Annual Average Total Returns
(for the period ended December 31, 2014)
Pathway Advisors Conservative Fund	1 Year	Since Inception (July 30, 2012)
Returns Before Taxes	4.58%	4.60%
Returns After Taxes on Distributions	3.60%	3.77%
Returns After Taxes on Distributions and Sale of Fund Shares	2.85%	3.27%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	13.69%	20.35%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.83%	5.47%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	4.89%	20.59%

Investment Adviser
Hanson McClain, Inc. (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers
David Schauer, CFA, MSFA, CFP, Chief Investment Officer and consultant to the Adviser, has served as portfolio manager of the Fund since its inception in 2012. James Worden, Director of Research for the Adviser, has served as portfolio manager of the Fund since April 2015.

Purchase and Sale of Fund Shares
The minimum investment in the Fund is $2,500.  Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund.  There is no subsequent investment minimum.

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly through the Fund by sending a completed application to the Fund at P.O. Box 1920, Denver, CO 80201 or by calling (888) 288-1121. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information
For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus | August 31, 2015	7

Pathway Advisors Aggressive Growth Fund (the “Fund”)

Investment Objective
The Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses
(Expenses That Are Deducted From Fund Assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Total Other Expenses	1.04%
Other Fund Expenses	0.89%
Shareholder Services Fees	0.15%
Acquired Fund Fees and Expenses	0.42%
Total Annual Fund Operating Expenses(1)	2.71%
Fee Waiver and Expense Reimbursement(2)	-0.41%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.30%

(1)
The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2)
Hanson McClain, Inc. (the “Adviser”) has agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue or modify the Expense Agreement prior to August 31, 2016 without the approval by the Fund’s Board of Trustees.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the contractual period only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower,
based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Pathway Advisors Aggressive Growth Fund	$233	$802	$1,398	$3,007

8	1-888-288-1121 | pathwayadvisorsfunds.com

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is structured as a fund-of-funds.  Under normal circumstances, the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company of 1940, as amended (the “1940 Act”), that represent a variety of asset classes and investment styles. The Fund may also invest in closed-end funds and exchange-traded funds. Collectively, the investment companies in which the Fund may invest are referred to as “underlying funds.”

The Fund pursues its objective – seeking total return through a primary emphasis on growth with a secondary emphasis on income – by investing in a diversified portfolio of underlying funds resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 80% to 100% to equity securities of large-, mid- and small-capitalization companies and 0% to 20% to fixed-income securities, with a neutral allocation to equity securities of 90% and to fixed-income securities of 10%. The Fund may also invest in exchange-traded notes to access the returns of market benchmarks.

Principal Risks of the Fund
The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Risks of the Fund
•	Fund-of-Funds Structure Risk – There are certain risks associated with the use of a fund-of funds structure. These risks include, but are not limited to:

•
Expenses. Your cost of investing in the Fund may be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

•
Allocation Risk. The Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the asset allocation selected by the Adviser may fail to perform as expected.

•
Underlying Fund Risk. All risks associated with an underlying fund are applicable to the Fund. In addition, the Adviser’s assumptions about an underlying fund may be incorrect in view of actual market conditions. An underlying fund may experience large purchases or redemptions that could affect the performance of the Fund.

•
Transparency Risk. The underlying funds are not managed by the Adviser, and the Adviser has access to information regarding the underlying fund’s investments to the extent the underlying fund’s adviser makes it available.

Prospectus | August 31, 2015	9

•	Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

•
Market Risk – The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

•
Exchange-Traded and Closed-End Fund Risk – The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds.

•
Exchange-Traded Note Risk – The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs.

Risks Associated with Underlying Funds
•
High Yield (Junk) Bond Risk – Lower-grade securities, such as high yield (junk) bonds, whether rate or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

•
Credit Risk – Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect an underlying fund’s (and indirectly, the Fund’s) share price or yield. When underlying funds use derivatives instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument.

10	1-888-288-1121 | pathwayadvisorsfunds.com

•
Aggressive Investment Technique Risk – Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

•
Commodity Risk – Investing in underlying funds that invest long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity.

•
Currency Risk – The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

•
Derivatives Risk – Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives can magnify gains or losses.

•
Small- to Mid-Capitalization Companies Risk – An underlying fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

•
Fixed-Income Risk – Investing in underlying funds that invest long or short in fixed-income securities subjects the Fund to additional risks that include credit risk, interest risk, maturity risk, investment-grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•
Interest Rate Risk – An underlying fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed- income securities held by an underlying fund (and indirectly, by the Fund) are likely to decrease.

Prospectus | August 31, 2015	11

•
Foreign Securities Risk – Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

•
Emerging Markets Risk – To the extent that an underlying fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

•
Liquidity Risk – When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed-income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities.

•
Short Sales Risk – The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the underlying fund may not be able to close out a short position at a particular time or at an acceptable price.

•
Real Estate Securities and REITs Risk – The underlying funds may be subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company.

•
Non-Diversified Risk – An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

•	Underlying Fund Managed Portfolio Risk – The underlying fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the underlying fund to incur losses.

12	1-888-288-1121 | pathwayadvisorsfunds.com

Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.pathwayadvisorsfunds.com or by calling (888) 288-1121.

The Fund’s year-to-date return as of June 30, 2015 was 0.51%.

Annual Average Total Returns
(for the period ended December 31, 2014)
		Since Inception
Pathway Advisors Aggressive Growth Fund	1 Year	(July 30, 2012)
Returns Before Taxes	4.52%	12.21%
Returns After Taxes on Distributions	1.85%	10.78%
Returns After Taxes on Distributions and Sale of Fund Shares	3.89%	9.22%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	11.20%	16.08%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	13.69%	20.35%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	4.89%	20.59%

Investment Adviser
Hanson McClain, Inc. (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers David Schauer, CFA, MSFA, CFP, Chief Investment Officer and consultant to the Adviser, has served as portfolio manager of the Fund since its inception in 2012. James Worden, Director of Research for the Adviser, has served as portfolio manager of the Fund since April 2015.

Purchase and Sale of Fund Shares The minimum investment in the Fund is $2,500.  Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund.  There is no subsequent investment minimum.

Prospectus | August 31, 2015	13

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly through the Fund by sending a completed application to the Fund at P.O. Box 1920, Denver, CO 80201 or by calling (888) 288-1121. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information
For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
14	1-888-288-1121 | pathwayadvisorsfunds.com

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes each Fund’s investment objective and principal investment strategies. See “More on Each Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about each Fund’s investments and the risks of investing.

What are the Funds’ Investment Objectives?
•	The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital.

•	The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Funds’ Board of Trustees (the “Board”) may change these investment objectives or a Fund’s principal investment strategies without a shareholder vote. A Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are each Fund’s Principal Investment Strategies?
Each Fund is structured as a fund-of-funds.  Under normal circumstances each Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company of 1940, as amended (the “1940 Act”), that represent a variety of asset classes and investment styles. The Fund may also invest in closed-end funds and exchange-traded funds. Collectively, the investment companies in which each Fund may invest are referred to as “underlying funds.” The Funds may also invest in exchange-traded notes to access the returns of market benchmarks.

Pathway Advisors Conservative Fund
The Fund pursues its objective – seeking total return through a primary emphasis on income with a secondary emphasis on growth of capital – by investing in a diversified portfolio of underlying funds resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 15% to 35% to equity securities of large-, mid- and small-capitalization companies and 65% to 85% to fixed-income securities, with a neutral allocation to equity securities of 25% and to fixed-income securities of 75%. The Fund may also invest in exchange-traded notes to access the returns of market benchmarks.

When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Pathway Advisors Aggressive Growth Fund
The Fund pursues its objective – seeking total return through a primary emphasis on growth with a secondary emphasis on income – by investing in a diversified portfolio of underlying funds resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 80% to 100% to equity securities of large-, mid- and small-capitalization companies and 0% to 20% to fixed-income securities, with a neutral allocation to equity securities of 90% and to fixed-income securities of 10%.  The Fund may also invest in exchange-traded notes to access the returns of market benchmarks.

Prospectus | August 31, 2015	15

When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

MORE ON EACH FUND’S INVESTMENTS AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about each Fund’s investment strategies and certain portfolio management techniques each Fund may use, as well as the principal and other risks that may affect each Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Securities in Which each Fund Invests?

Other Investment Companies
Each Fund may invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs.”) Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the- counter.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index.  Collectively, the investment companies in which the Fund may invest are referred to as “underlying funds.” Through its investment in underlying funds, a Fund, depending upon its specific investment objective and principal investment strategies, may gain exposure to large-, mid- and small-capitalization companies, foreign companies, real estate investment trusts (REITs), investment-grade bonds, high yield (junk) bonds and/or alternatives, including, but not limited to, commodities, emerging market debt, options for hedging purposes, short sales, floating rate securities and foreign bonds.

The risks of investment in underlying funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds and ETFs are subject to the additional risk that shares of the closed-end fund or ETF may trade at a premium or discount to their net asset value per share.  When a Fund invests in underlying funds, shareholders of the Fund bear their proportionate share of the underlying fund’s fees and expenses as well as their share of the Fund’s fees and expenses.

Exchange-Traded Notes
Each Fund  may  invest  in  exchange-traded notes (“ETNs”). ETNs  are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a reference index.

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What are the Non-Principal Strategies of each Fund?

Illiquid Investments
Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Temporary Defensive Investments/Cash Positions
Each Fund may, from time to time, invest all of its assets in short-term instruments or hold cash when the Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. When a Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. Such a defensive position may result in a Fund failing to achieve its investment objective.

U.S. Government Securities
Each Fund may, from time to time, invest in U.S. Government securities. For example, when the Adviser is unable to locate attractive investment opportunities, a Fund’s U.S. Government securities investments may increase. U.S. Government securities are fixed-income obligations of the U.S. Government and its various agencies. U.S. Government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

Portfolio Turnover
Although none of the Funds currently intends to directly engage in short-term trading, it is possible that certain underlying funds in which each Fund investments may engage in short-term trading as part of their investment strategy. This means that a Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser believes that the sale is in the best interest of the fund (for example, if the Adviser believes an alternative investment has greater growth potential).

What are the Principal Risks of Investing in each Fund?

Risks of Each Fund:
Fund-of-Funds Structure Risk
There are certain risks associated with the use of a fund-of funds structure. These risks include, but are not limited to:

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Expenses. Your cost of investing in a Fund may be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

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Allocation Risk. A Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the asset allocation selected by the Adviser may fail to perform as expected.

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Underlying Fund Risk. All risks associated with an underlying fund are applicable to a Fund. In addition, the Adviser’s assumptions about an underlying fund may be incorrect in view of actual market conditions. An underlying fund may experience large purchases or redemptions that could affect the performance of a Fund.

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Transparency Risk. The underlying funds are not managed by the Adviser, and the Adviser has access to information regarding the underlying fund’s investments to the extent the underlying fund’s adviser makes those available.

Managed Portfolio Risk
The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause a Fund to incur losses.

Market Risk
Each Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Overall financial market risks affect the value of the underlying funds and thus the share price of a Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Exchange-Traded and Closed-End Fund Risk
The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

Exchange-Traded Note Risk
The returns of ETNs are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When a Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

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Risks Associated with Underlying Funds
Through a Fund’s investment in underlying funds, depending upon the Fund’s specific investment objective and principal investment strategies, the Fund may be subject to one or more of the following risks:

High Yield (Junk) Bond Risk (Applicable Only to Pathway Advisors Aggressive Growth Fund) Lower-grade securities, such as high yield (junk) bonds, whether rate or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities. The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

Credit Risk
Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a Fund’s or an underlying fund’s share price or yield. When underlying funds use derivatives instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Aggressive Investment Technique Risk (Applicable Only to Pathway Advisors Aggressive Growth Fund)
Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity Risk
Investing in underlying funds that invest long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in underlying funds that invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

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Currency Risk
The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk
Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects a Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the underlying fund. The use of derivatives can magnify gains or losses.

Small- and Mid-Capitalization Company Risk
To the extent that an underlying fund invests in small- and mid-capitalization stocks, the underlying fund is likely to be more volatile than a fund that invests only in large companies. Small- and mid- capitalization companies are generally riskier because they may have limited product lines, capital and managerial resources. Their securities may trade less frequently and with greater price swings.

Fixed-Income Risk
Investing in underlying funds that invest long or short in fixed-income securities subjects a Fund to additional risks that include credit risk, interest risk, maturity risk, investment-grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by a Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk
Interest rate risk is the risk that fixed-income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by an underlying fund (and indirectly, by the Fund) are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund has an average duration of five years, a 1% increase in interest rates generally would result in a 5% decrease in the fund’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-protected securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.

Foreign Securities Risk
Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

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Emerging Markets Risk
To the extent that an underlying fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Liquidity Risk
When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed-income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage- backed and real estate-related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Short Sales Risk (Applicable Only to Pathway Advisors Aggressive Growth Fund)
The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If underlying funds take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund’s potential losses could exceed those of mutual funds that hold only long positions.

Real Estate Securities and REITs Risk
The underlying funds may be subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the underlying funds are subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants.

Non-Diversified Risk
An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

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Underlying Fund Managed Portfolio Risk
The underlying fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the underlying fund to incur losses.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the Funds’ SAI.

MANAGEMENT

Hanson McClain, Inc. (the “Adviser”), subject to the authority of the Funds’ Board of Trustees, is responsible for the overall management and administration of each Fund’s business affairs. The Adviser commenced business operations in 2011 and is registered with the SEC as an investment adviser. As of June 30, 2015, the Adviser provided investment advice with respect to over $2.1 billion in assets. The Adviser’s principal address is 8775 Folsom Blvd., Suite 100, Sacramento, CA 95826.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee of 1.00% based on the Fund’s average daily net assets. The Adviser has agreed contractually to limit the amount of each Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of the waiver or reimbursement. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of each Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of each Fund’s Advisory Agreement will be provided in the Funds’ semi- annual report to shareholders for the period ended October 31, 2015.

During the most recent fiscal year ended April 30, 2015, each Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Funds’ investment adviser. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

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Fund Name	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual advisory fee to investment adviser (as a percentage of daily net assets)
Pathway Advisors Conservative Fund	1.00%	0.23%
Pathway Advisors Aggressive Growth fund	1.00%	0.59%

THE PORTFOLIO MANAGERS

The portfolio managers are jointly responsible for the day-to-day operation of each Fund.

More information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each Fund is included in the SAI.

Portfolio Manager	Past 5 Years’ Business Experience
David Schauer, CFA, MSFA, CFP
Portfolio manager of each Fund since inception in 2012, consultant to the Adviser since June 1, 2011 and, since 2004, has served as financial advisor and Chief Investment Officer of Hanson McClain Advisors, providing investment advice to retail advisory clients. Mr. Schauer earned a BS in Managerial Economics from the University of California, Davis, and a Master’s in Financial Analysis (MFSA) from the University of San Francisco. He is a Certified Financial PlannerTM, a Chartered Financial Analyst (CFA).

James Worden
Mr. Worden is the Director of Research for Hanson McClain Advisors. His responsibilities include asset allocation, fund due diligence, security selection, and portfolio management and analysis. Previously, Mr. Worden was a Portfolio Counselor for Iron Point Capital Management and Brecek & Young Advisors and was responsible for asset allocation, security selection, and portfolio management. Mr. Worden earned a Bachelor of Science in International Business Management from Brigham Young University — Hawaii. He joined Hanson McClain Advisors in 2012 and started in the investment industry in 1999. Mr. Worden is a CFA Charterholder and a member of CFA Society Sacramento.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT

ALPS Fund Services, Inc. (the “Transfer Agent” or the “Administrator”) serves as each Fund’s administrator, fund accounting agent and transfer agent. ALPS Distributors, Inc. (the “Distributor”) serves as each Fund’s distributor.

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BUYING, EXCHANGING AND REDEEMING SHARES

Classes of Shares
Each Fund currently offers one class of shares.

Fund shares are generally offered through certain types of financial intermediaries and for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your intermediary plan documents for instructions on how to purchase, exchange or redeem shares. If you own your shares directly with the Funds, you should contact the Funds by phone at (888) 288-1121 or by mail at the addresses set out below:

Regular Mail:	Overnight Address:
Pathway Advisors Fund	Pathway Advisors Fund
P.O. Box 1920	1290 Broadway, Suite 1100
Denver, CO 80201	Denver, CO 80203

*    The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Pathway Advisors Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

Buying Shares
In order to buy, redeem or exchange shares at that day’s price, you must place your order with a Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4:00 p.m. Eastern time). Requests must be received in good order by a Fund or its agent (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the NYSE in order to receive that day’s net asset value. If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price. The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Investors may be charged a fee if they effect transactions through broker or agent. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the relevant Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, the Funds are available only to U.S. citizens and residents.

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The Funds will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

Exchanging Shares
Exchanges, like purchases, can generally be effected through financial intermediaries or directly with a Fund. If you have held your shares in a Fund for at least seven days, you may exchange those shares for shares of another Fund. Please contact the Fund, your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the exchanging of shares.

If you are an existing shareholder of a Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

Exchanges must meet the minimum investment requirements described in “Investment Minimums” above.

Before effecting an exchange, you should read the prospectus for the Fund into which you are exchanging.

An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund. Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non- tax-deferred account.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write each Fund for further details.

Redeeming Shares
Redemptions, like purchases, may generally be effected through retirement plans, broker-dealers, financial intermediaries and directly through a Fund. Please contact the Fund, your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Each Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed

Redemptions In-Kind
Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). However, a Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

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Distribution and Services (Rule 12b-1) Plan
Each Fund has adopted a separate plan of distribution for its shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow each Fund, as applicable, to use Fund assets to pay fees in connection with the distribution and marketing of Fund shares and/or the provision of shareholder services to Fund shareholders. Each Plan permits payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses.

The Plans permit each Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in a Fund, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plan
Each Fund has adopted a shareholder services plan (a “Services Plan”) with respect to its shares. Under the Services Plan, each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of shares of a Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing services pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Fund’s fiscal year for such service activities shall be reimbursed to such Fund as soon as practicable.

Payments to Financial Intermediaries and Other Arrangements
“Financial intermediaries” may include other affiliates of the Adviser, broker-dealers, banks, registered investment advisers, financial planners, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of a Fund or who otherwise may provide investment advice to particular shareholders in the Funds. Financial intermediaries may receive various forms of compensation in connection with the sale of shares of a Fund and/or the servicing of shareholder accounts. These arrangements may apply to any or all of your shares of the Funds, including but not limited to, shares of the Funds held through retirement plans. Financial intermediaries may receive such compensation in the form of (a) distribution and/ or shareholder servicing fees under a Rule 12b-1 plan and shareholder servicing plan that are paid by a Fund, which payments are at an annual rate of 0.25% and 0.15%, respectively, of the average daily net assets of a Fund, (b) record keeping/sub-transfer agency/networking fees paid by a Fund, (c) any sales charge, commissions or non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority, and/or (d) payments by the Adviser and/or its affiliates out of their own assets and not as an additional charge to each Fund. The payments by the Adviser and/or its affiliates described in (d) are often referred to as “revenue sharing payments.” The Adviser and/or its affiliates may compensate financial intermediaries for recommending a Fund, providing a Fund with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial intermediary’s sales force; assistance in training and educating the financial intermediary’s personnel relating to the Funds; and obtaining other forms of marketing support for promoting the sale of Fund shares.

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The level of revenue sharing payments made to financial intermediaries by the Adviser and/or its affiliates may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each Fund attributable to a financial intermediary, or other measures as agreed to by the Adviser and/or its affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined by the Adviser, may be substantial and may be different for different financial intermediaries. In addition, certain financial intermediaries may be making payments out of their assets, other than assets derived from investments in a Fund, to the Adviser and/or its affiliates (“intermediary payments”). In some circumstances, revenue sharing payments and intermediary payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or sell shares of a Fund to you, rather than shares of another mutual fund. You should review your financial intermediary’s compensation disclosure and/or talk to your financial intermediary to obtain more information on how revenue sharing payments it may receive or intermediary payments it may make may have influenced your financial intermediary’s recommendation of a Fund.

Administrative Fees (Networking, Omnibus Positioning Fee)
Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by a Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of a Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

Investment Minimums
The minimum investment in a Fund is $2,500. Investors generally may meet the minimum investment amount by aggregating multiple accounts within a Fund. There is no subsequent investment minimum.

Each Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions
The Funds do not currently impose an account minimum. The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Prospectus | August 31, 2015	27

Share Certificates
The Funds do not issue share certificates.

Verification of Accounting Statements
You must contact the Funds in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Funds may deny your ability to refute a transaction if the Funds do not hear from you within 60 days after the confirmation statement date.

Frequent Purchases and Sales of Fund Shares
The Funds do not permit market timing or other abusive trading practices. Each Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, each Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to each Fund and its shareholders, each Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Such disruption may include trading that may interfere with the efficient management of the Funds, may materially increase the Funds’ transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Funds and their shareholders. A Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in each Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide a Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by a Fund. Therefore, it becomes more difficult for a Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Funds will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how each Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Funds will be able to detect or prevent all practices that may disadvantage the Funds.

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How Fund Shares are Priced
The Board has approved procedures to be used to value a Fund’s securities for the purposes of determining the Fund’s net asset value. The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). A Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Funds’ Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because each Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), a Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). A Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before a Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, each Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. A Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Prospectus | August 31, 2015	29

Underlying funds (and indirectly, the Fund) invest, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in a Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires the Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, a Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their net asset value at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

Each Fund normally pays dividends, if any, on an annual basis. Each Fund also normally distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income a Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

Each Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in a Fund for U.S. persons and does not address any foreign, state or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or individuals who are residents of the United States for U.S. tax purposes;
(ii)	corporations organized under the laws of the United States or any state;
(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or
(iv)
a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996 and were treated as domestic trusts on August 19, 1996.

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This discussion does not address issues of significance to U.S. persons in special situations such as (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Funds, investors should see the SAI under “TAXES – Taxation of the Fund Distributions.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in a Fund.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. Each Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If a Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that a Fund will satisfy these distribution requirements.

Taxation of Fund Distributions
For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

Distributions of net capital gains that are properly designated by a Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains regardless of how long shares of a Fund are held. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Funds do not expect a significant portion of their distributions to derive from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends received by a Fund, to the extent such dividends are received by a Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.`

Each Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from ETFs in which a Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. Each Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. A Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals is currently 20%. For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Prospectus | August 31, 2015	31

Distributions are taxable whether they are paid in cash or reinvested in additional shares of a Fund. If a dividend or distribution is made shortly after the purchase of Fund shares, the purchase price will reflect the amount of the upcoming distribution. While in effect a return of capital to you, the dividend or distribution is still taxable even though you did not participate in these gains and the distributions simply constitutes a return of a portion of your purchase price. You can avoid this, if you choose, by investing soon after a Fund has paid a dividend.

Sale of Fund Shares
A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES –Sale or Redemption of Shares.”

Redemption of Fund Shares
A shareholder who redeems shares in a Fund generally will recognize a capital gain or loss upon redemption. The gain or loss will be equal to the difference between the amount received in the redemption (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of a Fund will generally recognize a gain or loss upon redemption equal to the difference between the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees) and the shareholder’s adjusted basis in the shares redeemed. In certain circumstances a loss realized upon a redemption of shares of a Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of shares of a Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long term loss. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

Taxation of Certain Investments
A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that a Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. A Fund makes no assurances regarding its ability or willingness to so elect. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. Each Fund may hold securities that are passive foreign investment companies for U.S. federal income tax purposes. Each Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “TAXES – Special Tax Considerations.”

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Each Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, the original issue discount will generally be included in the Fund’s ordinary income as it accrues on a constant yield-to-maturity basis. Even though payment of that amount will not be received until a later time, related distributions will be taxed to shareholders as ordinary income. Each Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but a Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Surtax on Net Investment Income
A surtax of 3.8% applies to net investment income of a non-corporate taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in a Fund. For information regarding the surtax on net investment income, see the SAI under “TAXES – Surtax on Net Investment Income.”

Backup Withholding
Each Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish certain information and certifications to the Fund or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the SAI under “TAXES – Backup Withholding.”

Foreign Accounts
Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXES – Foreign Accounts.”

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in a Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the fiscal year ended April 30, 2015, April 30, 2014 and the period July 30, 2012 (inception) to April 30, 2013. Please note that the financial highlights information in the following tables represents the financial highlights for each Fund through April 30, 2015. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from each Fund’s financial statements audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, are included in the Funds’ annual report which is available upon request by calling the Fund at (888) 288-1121.

Prospectus | August 31, 2015	33

Pathway Advisors Conservative Fund

For a share outstanding throughout the period presented.

	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014		For the Period Ended April 30, 2013(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.61	$10.51		$10.00
INCOME FROM OPERATIONS
Net investment income(b)	0.12	0.16		0.14
Net realized and unrealized gain on investments	0.23	0.10		0.52
Total from Investment Operations	0.35	0.26		0.66

LESS DISTRIBUTIONS
Net investment income	(0.14)	(0.13)		(0.13)
Net realized gain on investments	(0.16)	(0.03)		(0.02)
Total Distributions	(0.30)	(0.16)		(0.15)
NET INCREASE IN NET ASSET VALUE	0.05	0.10		0.51
NET ASSET VALUE, END OF PERIOD	$10.66	$10.61		$10.51
TOTAL RETURN(c)	3.28%	2.53%		6.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$32,348	$5,423		$1,364
RATIOS TO AVERAGE NET ASSETS:
Operating Expenses:
Excluding reimbursement/waiver(d)	2.65%	4.84%		49.62	%(e)(f)
Including reimbursement/waiver(d)	1.88%	1.91	%(g)	1.98	%(e)(f)
Net investment income including reimbursement/waiver(d)	1.10%	1.57%		1.83	%(e)
PORTFOLIO TURNOVER RATE	50%	38%		18	%(h)

(a)	The Fund commenced operations on July 31, 2012.
(b)	Calculated using the average shares method.
(c)
Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(g)	Contractual expense limitation changed from 1.98% to 1.88% effective October 1, 2013.
(h)	Not Annualized.

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Pathway Advisors Aggressive Growth Fund

For a share outstanding throughout the period presented.

	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014		For the Period Ended April 30, 2013(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$12.65	$11.40		$10.00
INCOME FROM OPERATIONS
Net investment income(b)	0.07	0.10		0.03
Net realized and unrealized gain on investments	0.58	1.27		1.47
Total from Investment Operations	0.65	1.37		1.50

LESS DISTRIBUTIONS
Net investment income	(0.13)	(0.09)		(0.08)
Net realized gain on investments	(1.01)	(0.03)		(0.02)
Total Distributions	(1.14)	(0.12)		(0.10)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.49)	1.25		1.40
NET ASSET VALUE, END OF PERIOD	$12.16	$12.65		$11.40
TOTAL RETURN(c)	5.41%	12.05%		15.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$39,371	$16,624		$1,579
RATIOS TO AVERAGE NET ASSETS:
Operating Expenses:
Excluding reimbursement/waiver(d)	2.29%	3.16%		44.74	%(e)(f)
Including reimbursement/waiver(d)	1.88%	1.90	%(g)	1.98	%(e)(f)
Net investment income including reimbursement/waiver(d)	0.58%	0.85%		0.39	%(e)
PORTFOLIO TURNOVER RATE	65%	18%		31	%(h)

(a)	The Fund commenced operations on July 31, 2012.
(b)	Calculated using the average shares method.
(c)
Total investment return is calrulated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for puposes of this calrulation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Portfolio of Investments.
(e)	Annualized.
(f)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(g)	Contractual expense limitation changed from 1.98% to 1.88% effective October 1, 2013.
(h)	Not Annualized.

Prospectus | August 31, 2015	35

PRIVACY POLICY

FACTS	WHAT DO THE FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information.

Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	•	Social Security number and account transactions
	•	Account balances and transaction history
	•	Wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons the Fund chooses to share, and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds Share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We do not share.
For non-affiliates to market to you	No	We do not share.

Questions?	Call (888) 288-1121 or go to www.pathwayadvisorsfunds.com.

Who we are
Who is providing this notice?	Pathway Advisors Conservative and Aggressive Growth Funds (the “Funds”)

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What we do
How do the Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We collect your personal information, for example, when you
How do the Funds collect my personal information?	•	open an account
	•	provide account information or give us your contact information
	•	make a wire transfer or deposit money
Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes-information about your creditworthiness
Why can’t I limit all sharing?	•	affiliates from using your information to market to you
	•	sharing for non-affiliates to market to you State laws and individual companies may give you additional rights to limit sharing.

Deﬁnitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• The Funds do not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial compa-nies that together market financial products or services to you.
• The Funds do not jointly market.

Other Important Information
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Prospectus | August 31, 2015	37

ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports
Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports, when available, will discuss the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information
The statement of additional information provides more detailed information about each Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships
Each Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information
You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Funds by contacting the Transfer Agent at (888) 288-1121, by writing the Funds at Pathway Advisors Funds, P.O. Box 1920, Denver, CO 80201, or by calling your financial consultant. This information is also available free of charge on the Funds’ website at www.pathwayadvisorsfunds.com.

You can also review the Funds’ shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about a Fund that is not in this Prospectus, you should not rely upon that information. None of the Funds or the Distributor is offering to sell shares of a Fund to any person to whom a Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-8194)

www.redmontfunds.com	1

Redmont Resolute Fund I (the “Fund”)

Investment Objective

The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING AND REDEEMING SHARES” at page 24 of the Prospectus and “PURCHASE & REDEMPTION OF SHARES” at page 49 of the Fund’s statement of additional information.

	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a per-centage of the value of your investments)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Total Other Expenses	4.06%	3.88%
Other Fund Expenses	3.80%	3.77%
Shareholder Services Fees	0.15%	0.00%
Dividend and Interest Expense on Securities Sold Short	0.11%	0.11%
Acquired Fund Fees and Expenses	0.80%	0.80%
Total Annual Fund Operating Expenses(1)	6.61%	6.18%
Fee Waiver and Expense Reimbursement(2)	-3.73%	-3.72%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.88%	2.46%

(1)	The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(2)	Highland Associates, Inc. (the “Adviser”) has agreed, with respect to each share class of the Fund, contractually to waive a portion of its Management Fee and/or reimburse Fund expenses in two ways. First, the Adviser will waive the portion of its 1.50% Management Fee and/or reimburse the Fund (or share class, as applicable) by an amount equal to any amount over the total of (i) 0.50% plus (ii) any sub-advisory fees paid by the Adviser (“Sub-Advisory Fees”). Second, and after the fee waiver and/or expense reimbursement described above has been applied, to the extent the Fund’s total annual expenses (exclusive of Distribution and Service (12b-1) Fees, Swap Fees and Expenses, Shareholder Services Fees, Acquired Fund Fees and Expenses, Sub-Advisory Fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.40% of the Fund’s average daily net assets, the Adviser has contractually agreed to also either reduce the fee payable by the amount of such excess, and/or to reimburse the Fund (or share class, as applicable) by the amount of such excess. This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover expenses it has borne through the Expense Agreement, to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of the waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses prior to August 31, 2017 without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of Expense Agreement, which ends on August 31, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$825	$1,752	$3,013	$5,999
Class I Shares	$249	$1,105	$2,419	$5,467

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

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Redmont Resolute Fund I

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of the Fund. The Fund may also invest in closed-end funds and exchange-traded funds, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds and exchange-traded funds in which the Fund may invest are referred to as “Underlying Funds.”

The hedging or alternative strategies to which the Fund’s Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations).

The Adviser determines the allocation of the Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors. By allocating its assets among a number of investment options, the Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time.

Sub-Advisers

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. and PineBridge Investments LLC for the Fund.

Underlying Funds

Each Underlying Fund invests its assets in accordance with its investment strategy. As the Fund is a shareholder of each Underlying Fund, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. As a result, investments in the securities of Underlying Funds involve the duplication of advisory fees and certain other expenses. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC.

Swap Contracts on Underlying Pools

Swap contracts, such as total return swaps, are contracts between the Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund and the swap counterparty agree to exchange the returns that would be earned or realized if the notional amount (i.e., the amount selected by the parties as the basis on which to calculate the obligations they have agreed to exchange) were invested in certain reference assets. In a total return swap, the parties agree to “swap” the total return of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index). The Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies.

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In addition to Underlying Investment Strategies, the Adviser may invest the Fund’s assets directly in the same manner as any Sub-Adviser in pursuit of the Fund’s investment objective. Investments generally include equity securities, fixed income securities and derivatives.

•	In addition to the Underlying Investment Strategies, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”).

•	The Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

•	The Fund may invest in derivatives, in addition to swap contracts whose value is derived from an Underlying Pool, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.

Principal Risks of the Fund

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Unless stated otherwise, the principal risks described below are applicable to the Fund directly and indirectly through the Underlying Investment Strategies in which the Fund invests.

•	ADR Risk – The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities, and their value may change materially at times when the U.S. markets are not open for trading.

•	Below-Investment Grade Securities Risk – Investments in below-investment grade fixed-income securities (“high yield securities” or “junk bonds”) are generally more speculative than investment grade fixed-income securities and have a greater risk of default. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

•	Commodity Risk – Investing long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. The Fund, either directly or through investment in an Underlying Investment Strategy, may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity.

•	Convertible Securities Risk – Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities.

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Redmont Resolute Fund I

•	Credit Risk – Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund or an Underlying Investment Strategy in which the Fund invests uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When the Fund or an Underlying Investment Strategy invests in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, it is subject to the credit risks of the underlying assets that collateralize the instrument.

•	Currency Risk – The value of the securities held by the Fund or an Underlying Investment Strategy may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

•	Derivatives Risk – Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund or an Underlying Investment Strategy in which the Fund invests will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives can magnify gains or losses. In addition, certain derivative instruments used by the Fund will be priced, in the absence of readily available market values, based on estimates of fair value, in accordance with Fund procedures. These valuations may prove to be inaccurate. Because such valuations may be used to determine the fees payable to an investment adviser or the net asset value of the Fund’s shares, a redeeming Fund shareholder may, in certain circumstances, receive a different amount in redemption proceeds than would have been received if readily available market values were available for all of the Fund’s investments.

•	Swap Contract Risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference, such as an Underlying Pool, does not perform as anticipated. Although total return swaps on Underlying Pools may seek to approximate the economic results of investments in pooled vehicles, they may be subject to particular liquidity risks. In addition, to the extent the Fund seeks exposure to the returns of an Underlying Pool through a total return swap, the Fund’s use of such swaps is also subject to risks associated with the Adviser’s assessment of an Underlying Pool manager’s ability to execute hedging or alternative strategies and deliver returns.

•	Distressed Investments Risk – The Fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

•	Emerging Markets Risk – Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

•	Equity Risk – The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

•	Exchange-Traded and Closed-End Fund Risk – The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Underlying Investment Strategies invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the Underlying Investment Strategy may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

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•	Exchange-Traded Note Risk – The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses.

•	Fixed Income Risk – Investing in long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•	Foreign Securities Risk – Investing in long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

•	Futures Contracts Risk – There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

•	Initial Public Offering Risk – The Fund may purchase securities in an initial public offering (“IPO”) or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933, as amended) and may be illiquid; thus the Fund may not be able to dispose of them promptly at the price at which they are valued.

•	Large-Cap, Mid-Cap and Small-Cap Companies Risk – The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•	Leverage Risk – One or more Underlying Investment Strategies may cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions. The Fund may also invest in leveraged ETFs that seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable un-leveraged portfolio.

•	Liquidity Risk – When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities.

•	Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses. Mortgage-Related Securities Risk - The Fund’s investments in mortgage-related securities may be affected by, among other things, changes in interest rates, the creditworthi-ness of the entities that provide their credit enhancements or the market’s assessment of the quality of the underlying assets. Mortgage-related securities can be sensitive to changes in interest rates and are subject to pre-payment risk, which is the risk that the underlying debt may be refinanced or prepaid. Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers. Mortgage-related securities issued by private issuers are subject to greater credit risks than those issued or guaranteed by the U.S. government.

•	Multiple Investment Sub-Adviser Risk – The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods. Each Sub-Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

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Redmont Resolute Fund I

•
Non-Diversified Risk – An Underlying Investment Strategy in which the Fund invests that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

•
Options Risk – The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over the-counter options expose the Fund to counterparty risk.

•
Portfolio Turnover Risk – Frequent trading of securities by the Fund or Underlying Investment Strategy may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund, the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

•
Preferred Stock Risk – Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

•
Repurchase and Reverse Repurchase Transactions Risk – The Fund may enter into repurchase and reverse repurchase transactions agreements. If the party agreeing to repurchase should default, the Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be considered borrowing for some purposes.

•	Risk of Investment in Other Investment Companies – There are certain risks associated with the Fund’s investment in the Underlying Funds. These risks include, but are not limited to:

•	Expenses. Your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds.

•	Allocation Risk. The Fund may be prevented from fully allocating assets to an Underlying Fund due to regulatory limitations which may impact a fund-of-funds.

•	Underlying Fund Risk. All risks associated with an Underlying Fund are applicable to the Fund. In addition, the Adviser’s assumptions about an Underlying Fund may be incorrect in view of actual market conditions. The Adviser may be subject to potential conflicts of interest in the selection of Underlying Funds. An Underlying Fund may experience large purchases or redemptions, which could affect the performance of the Fund.

•	Transparency Risk. The Underlying Funds are not managed by the Adviser, and the Adviser has access to information regarding the Underlying Fund’s investments to the extent the Underlying Fund’s adviser makes it available.

•	Underlying Fund Managed Portfolio Risk. An Underlying Fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Underlying Fund to incur losses.

•	Risk of Underlying Pools – Underlying Pools are subject to management, transactional and other expenses, which will be indirectly paid by the Fund as investor party to a swap contract on an Underlying Pool. A total return swap on an Underlying Pool is not a direct investment in the Underlying Pool, and the cost of investing in the Fund may be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses to one or more advisors engaged to trade alternative and/or hedging strategies on behalf of the Underlying Pools (each an “Underlying Pool Manager”), which will affect the returns to which the Fund seeks access via the total return swap. There is no guarantee that any of the trading strategies used by the Underlying Pool Managers retained by the Underlying Pools will be profitable or avoid losses.

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•	Short Sales Risk – The Fund may sell securities short. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.redmontfunds.com or by calling 855.268.2242.

Annual Total Return (year ended 12/31)
Class A Shares
Calendar Year Annual Returns – Class A Shares

Best Quarter – 3/2013	2.96%
Worst Quarter – 6/2012	-3.15%

The Fund’s Class A shares year-to-date return as of June 30, 2015 was -6.33%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA. After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns
(for the period ended December 31, 2014)

	1 Year	Since Inception (December 30, 2011)
Redmont Resolute Fund I (Class A Shares)
Return Before Taxes	-4.29%	0.92%
Return After Taxes on Distributions	-4.81%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares	-2.06%	0.67%
Redmont Resolute Fund I (Class I Shares)
Return Before Taxes	1.73%	3.25%
HFRX Global Hedge Fund Index (reflects no deduc-tion for fees, expenses or taxes)	-0.58%	3.17%
Dow Jones Select
Dividend Total Return Index (reflects no deduction for fees, expenses or taxes)	15.36%	18.15%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	20.39%

Investment Adviser

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

As of the date of this Prospectus, PineBridge Investments LLC (“PineBridge”) and Robeco Investment Management, Inc. (“RIM”) serve as sub-advisers to the Fund.

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Redmont Resolute Fund I

Portfolio Managers

The following individuals are jointly responsible for the day-to-day management of the Fund’s portfolio on behalf of the Adviser:

R. Scott Graham, CFA, Consultant of the Adviser since September 2006. Mr. Graham has served as Lead Portfolio Manager of the Fund since December 2011. Mr. Graham became a Principal of the Adviser in September 2014 and Chief Investment Officer in November 2014.

Michael T. Lytle, CFA, Consultant of the Adviser since October 2006. Mr. Lytle has served as Assistant Portfolio Manager of the Fund since December 2011. Mr. Lytle became a Principal of the Adviser in September 2014.

The following individuals are primarily responsible for the day-to-day management of the Fund’s assets allocated to the respective Sub-Advisers:

PineBridge
Michael J. Kelly, CFA, Managing Director. Mr. Kelly joined PineBridge in 1999. Mr. Kelly is the head of PineBridge’s Global Asset Allocation Team, and is the lead Portfolio Manager of the Fund’s assets allocated to PineBridge.

Paul Mazzacano, Senior Vice President. Mr. Mazzacano joined PineBridge in 2001. Mr. Kelly is the head of PineBridges Investment Manager Research.

Agam Sharma, Senior Vice President. Mr. Sharma joined PineBridge in 2013. Mr. Sharma is a part of PineBridge Investments Global Asset Management Team.

Jose R. Aragon, Senior Vice President. Mr. Aragon joined PineBridge in 2003. Mr. Aragon is a Portfolio Manager for PineBridge Investments multi-asset products.

Peter Hu, CFA, FRM, Senior vice President. Mr. Hu joined PineBridge in 2006. Mr. Hu is a part of PineBridge Investments Global Multi- Asset Team.

RIM
Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities. Mr. Feeney joined RIM in 1995. Mr. Feeney is Co-Portfolio Manager of the Fund’s assets allocated to RIM.

Eric Connerly, Director of Research. Mr. Connerly joined RIM in 1998. Mr. Feeney is Co-Portfolio Manager of the Fund’s assets allocated to RIM.

Purchase and Sale of Fund Shares

The Fund offers investors two Classes of shares: Class A and Class I. The minimum investment in Class A shares is $500 for tax-deferred accounts and $2,500 for other accounts. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

Purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Total return measures the total performance of an investment including interest, capital gains, dividends, and distributions realized over a given period of time. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of the Fund. The Fund may also invest in closed-end funds and exchange-traded funds, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds and exchange-traded funds in which the Fund may invest are referred to as “Underlying Funds.”

The hedging or alternative strategies to which the Fund’s Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, the Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets. For example, an Underlying Investment Strategy that uses or that provides exposure to a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash. The remainder of the Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Underlying Investment Strategies.

The Adviser determines the allocation of the Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, the Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Fund is not required to invest in any minimum number of Underlying Investment Strategies, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, Underlying Fund, derivatives, investment strategy, or market sector. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Underlying Investment Strategies may be available to the Fund if it chooses to use them in the future.

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Sub-Advisers
Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. (“RIM”) and PineBridge Investments LLC (“PineBridge”) for the Fund.

Underlying Funds
Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC and consistent with the conditions specified in such order. Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Swap Contracts on Underlying Pools
Swap contracts, such as total return swaps, are contracts between the Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, the Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index). The Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.

In addition to Underlying Investment Strategies, the Adviser may invest the Fund’s assets directly in the same manner as any Sub-Adviser in pursuit of the Fund’s investment objective. Investments generally include equity securities, fixed income securities and derivatives.

•	In addition to the Underlying Investment Strategies, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”).

•	The Fund may invest in fixed-income securities, including exchange-traded notes, of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

•	The Fund may invest in derivatives, in addition to swap contracts whose value is derived from an Underlying Pool, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund’s forward contracts include forward currency contracts. The Fund’s swap agreements may also include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

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MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Securities in Which the Fund Invests?

Convertible Securities
The Fund may invest in one or more convertible securities. A convertible security is one that can be exchanged for a specified amount of another, generally related security, at the option of the issuer and/or the holder.

Derivatives
The Fund may invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk or enhance return (including through the use of leverage), the Fund may invest in derivatives including options and futures and swap agreements. The Fund may invest in futures contracts on equity and debt securities, equity and debt indices and commodities. The Fund may invest in option contracts on equity and debt securities, equity and debt indices, commodities and futures.

•	Swap Agreements. A swap agreement is a commitment between two parties to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. Interest rate swaps are contracts involving the exchange between two contracting parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of an underlying debt obligation in the event of default by the issuer of the debt security. Total return swaps are a contract where one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or a managed account) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Returns of swap(s) will be reduced, and their losses increased, by the operating expenses of the reference assets (for example, an underlying pool of securities). Such operating expenses may include management fees, operating, audit, and administration costs, among others. These costs are embedded in the return of the swaps and represent an indirect cost of investing in the Fund. Generally, the management fees of the manager of the reference assets or pool range from 0% to 2% of assets. Such fees are accrued daily within the index and deducted from a swap’s value quarterly.

•	Option Contracts. The Fund may invest in options that trade on either an exchange or over-the-counter. By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security or commodity underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated, during the term of the option, to deliver the security or commodity underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security or commodity underlying the option at the exercise price. By writing a put option and receiving a premium, the Fund becomes obligated during the term of the option to purchase the security or commodity underlying the option at the exercise price. An option on an index gives the holder the right to receive an amount of cash upon exercise of the option equal to the difference between the closing value of the index and the exercise price of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a market index such as the S&P 500 Index. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium received, to assume a position in the futures contract (a short position if the option is a call, a long position if the option is a put) at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. Upon exercise of the option, the delivery of the futures position to the purchaser of the option will be accompanied by transfer to the purchaser of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

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•	Futures Contracts. The Fund may invest in futures that trade on either an exchange or over-the-counter. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity or currency underlying the contract on the expiration date of the contract at an agreed upon price. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

Equity and Equity-Related Securities
The Fund may invest in all types of equity securities including common and preferred stock. The Fund may invest in the equity securities of companies of all sizes.

Exchange-Traded Notes
The Fund may invest in exchange-traded notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a reference index.

Fixed Income Securities
The Fund may invest in debt securities of varying maturities and durations, including both corporate debt securities and securities issued or guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored entities. Debt securities may have fixed or variable/floating rates. The Fund may invest in debt securities that have credit ratings of below investment grade debt (“Junk Bonds”). Securities that are rated lower than investment grade generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. Issuers of below investment grade debt include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid takeover or buyout and firms with heavy debt loads.

Foreign Securities
The Fund may invest in equity securities issued by companies organized outside the United States, including both developed and emerging markets. The Fund may also invest in debt securities of U.S. and foreign governments, government-related agencies, and companies. Foreign securities may include American Depositary Receipts (“ADRs”). While the Fund values all its investments in U.S. dollars, foreign securities may be denominated and/or traded in foreign currencies.

Leverage
The Fund may use leverage in an effort to increase its returns. Leverage exists when cash made available to the Fund through an investment technique is used to make additional investments. Borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions are examples of transactions that result in leverage. The Fund will only use these investment techniques when the Adviser or a Sub-Adviser, as applicable, believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return subject to the restrictions of the 1940 Act.

Mortgage-backed/Asset-backed Securities
The Fund may invest in mortgage-backed securities which are securities that directly or indirectly represent participations in, or are collateralized by, payable from mortgage loans secured by real property. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as Government National Mortgage Association (“GNMA”) and government-related organizations such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Other asset-backed securities may be collateralized by other loans or assets and receivables. Although certain asset-backed securities are guaranteed by a third party or are otherwise similarly secured, the market value of these securities, which may fluctuate, is not secured.

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Other Investment Companies
The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”) (including leveraged ETFs), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The Fund may invest in ETFs both to supplement and to fill particular asset classes or sectors, particularly international equities, emerging markets, fixed income and alternative investments. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Repurchase Agreements
In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Short Sales
The Fund may seek to hedge investments or realize additional gains through the use of short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

What are the Non-Principal Strategies of the Fund?

Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

U.S. Government Securities
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

Cash Position
The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested, and it may be less likely to achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

ADR Risk
The Fund may invest in ADRs. ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. The underlying securities are typically denominated (or quoted) in a currency other than U.S. dollars. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading.

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Below-Investment Grade Securities Risk
Investments in below-investment grade fixed-income securities, “high yield securities” or “junk bonds,” are generally more speculative than investment grade fixed-income securities and have a greater risk of default. Below-investment grade fixed-income securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value or sell. Issuers of below-investment grade fixed-income securities are more likely to encounter and be materially affected by financial difficulties that may cause the issuer to default or otherwise become unable to pay interest or principal due on the security. Rising interest rates may compound such difficulties and reduce an issuer’s ability to repay principal and interest. If an issuer of a below-investment grade fixed-income security defaults, the security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.

Commodity Risk
Investing long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. The Fund, either directly or indirectly through investment in an Underlying Investment Strategy, may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Convertible Securities Risk
Convertible securities entail some of the risks of both equity and debt securities. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income from or a decline in the market value of, the securities. In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody’s or S&P or a similar determination of creditworthiness by a Sub-Adviser. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk
Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund or an Underlying Investment Strategy in which the Fund invests uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the coun-terparty (typically a broker or bank) to the instrument. When the Fund or an Underlying Investment Strategy invests in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, it is subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk
The value of the securities held by the Fund or an Underlying Investment Strategy may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk
Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund or an Underlying Investment Strategy in which the Fund invests will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the its exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subject the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains or losses. In addition, certain derivative instruments used by the Fund will be priced, in the absence of readily available market values, based on estimates of fair value, in accordance with Fund procedures. These valuations may prove to be inaccurate. Because such valuations may be used to determine the fees payable to an investment adviser or the net asset value of the Fund’s shares, a redeeming Fund shareholder may, in certain circumstances, receive a different amount in redemption proceeds than would have been received if readily available market values were available for all of the Fund’s investments.

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Swap Contracts Risk
The Fund may engage in interest rate, currency, and equity swaps and credit default swaps (“CDSs”), and related instruments, which require the Adviser or a Sub-Adviser to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit event for a securities issuer. Such forecasting is inherently difficult and entails investment risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding swap by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference, such as an Underlying Pool, does not perform as anticipated. Although total return swaps on Underlying Pools may seek to approximate the economic results of investments in pooled vehicles, they may be subject to particular liquidity risks. In addition, to the extent the Fund seeks exposure to the returns of an Underlying Pool through a total return swap, the Fund’s use of such swaps is also subject to risks associated with the Adviser’s assessment of an Underlying Pool manager’s ability to execute hedging or alternative strategies and deliver returns.

Distressed Investments Risk
The Fund’s distressed debt strategy of investing in instruments involving loans, loan participations, bonds, notes, non-performing, sub-performing and sub-prime mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these instruments. The prices of such instruments may be extremely volatile. Valuing such instruments may be difficult, and the spread between the bid and asked prices of them may be greater than normally expected. If a Sub-Adviser’s evaluation of a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Moreover, because issuers of distressed securities are typically in a weak financial condition, the likelihood of default is high, in which case the Fund may lose its entire investment in such defaulted securities.

Emerging Markets Risk
The Fund may invest in foreign investments of issuers in emerging markets. Investments in such emerging markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and markets of certain emerging market countries. A relative lack of information about companies in emerging markets may also exist. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk
Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuation in the market value of the underlying securities.

Exchange-Traded and Closed-End Fund Risk
The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Underlying Investment Strategies invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the Underlying Investment Strategy may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

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Redmont Resolute Fund I

Exchange-Traded Note Risk
The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Risk
Investing in long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk
Investing in long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk
There are certain risks associated with the use of a fund-of-funds structure. These risks include, but are not limited to:

•	Expenses. Your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

•	Allocation Risk. The Fund may be prevented from fully allocating assets to an Underlying Fund due to regulatory limitations which may impact a fund-of-funds.

•	Underlying Fund Risk. All risks associated with an Underlying Fund are applicable to the Fund. In addition, the Adviser’s assumptions about an Underlying Fund may be incorrect in view of actual market conditions. The Adviser may be subject to potential conflicts of interest in the selection of Underlying Funds. An Underlying Fund may experience large purchases or redemptions, which could affect the performance of the Fund.

•	Transparency Risk. The Underlying Funds are not managed by the Adviser, and the Adviser has access to information regarding the Underlying Fund’s investments to the extent the Underlying Fund’s adviser makes those available.

•	Underlying Fund Managed Portfolio Risk. The Underlying Fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Underlying Fund to incur losses.

Futures Contracts Risk
There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Initial Public Offering Risk
The Fund may purchase securities of companies in initial public offerings (“IPOs”). Special risks associated with these securities may include illiquidity, unseasoned trading, lack of investor knowledge of the company, limited operating history and substantial price volatility. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Large Capitalization Company Risk
Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

Leverage Risk
One or more Underlying Investment Strategies may cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions.

The Fund may also be exposed to leverage if it invests in leveraged ETFs that seek to provide returns that are a multiple of a stated benchmark, typically using a combination of de-rivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. One or more Underlying Investment Strategies may also cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions.

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Liquidity Risk
When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Managed Portfolio Risk
The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Mid-Capitalization Company Risk
The Fund’s investments in mid-capitalization companies may entail greater risks and its securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of mid-capitalization companies may be traded in lower volume and be less liquid. At certain times, the general market may not favor the mid-sized companies in which the Fund invests and as a result the Fund could underperform the general market. Mid-sized companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks. The smaller the company, the greater effect these risks may have on the company’s operations and performance which could have a significant impact on the price of the security.

Mortgage-Related Securities Risk
Mortgage-related (and other asset-backed) securities represent interest in pools of mortgages (or other assets). Mortgage-Related Securities can have a fixed or adjustable interest rate. The Fund may also invest in debt securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government. The Fund may invest in collateralized mortgage obligations (“CMOs”) or collateralized debt obligations (“CDOs”). CMOs and CDOs are each divided into classes, which are referred to as “tranches.” Certain such tranches have priority over other tranches. With respect to CMOs, each tranche’s priority is generally with respect to payment of principal. With respect to CDOs, each tranche’s priority is generally with respect to the payment of cash flows to investors, and no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full. The CDO investor’s interest in the cash flows of the investment, rather than in its underlying assets, differentiates the CDO from a CMO. The value of such securities may be affected by changes in interest rates, factors concerning the interests in and structure of the issuer or originator of the underlying assets, the creditworthiness of entities that provide supporting letters of credit or other credit enhancements and the market’s assessment of the underlying assets. Mortgage-Related Securities are subject to prepayment risk, which is the risk that issuers of such securities will prepay their debt when interest rates fall and cause the Fund to have to invest its assets in lower yielding investments. The risk of prepayment is difficult to predict and may result in volatility in the Fund.

Multiple Investment Sub-Adviser Risk
The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/ sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods. Each Sub-Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Non-Diversified Risk
An Underlying Investment Strategy that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

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Redmont Resolute Fund I

Options Risk
The Fund’s investment in options may have additional risks. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time. There may also be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. In addition, each over-the-counter (“OTC”) option exposes the Fund to counterparty risk, and the Adviser may determine to concentrate any or all of its OTC option transaction with a single counterparty or a small group of counterparties. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an OTC options transaction.

Portfolio Turnover Risk
Frequent trading of securities by the Fund or Underlying Investment Strategy may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Preferred Stock Risk
If interest rates rise, the dividend on preferred stock may be less attractive, causing the price of preferred stock to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to credit risk.

Repurchase and Reverse Repurchase Transactions Risk
The Fund may enter into repurchase and reverse repurchase transactions agreements. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Funds experience losses or delays in recovering their investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund. In the case of a reverse repurchase agreement, the Fund could incur a loss if the value of the securities purchased by the Fund has decreased in value relative to the value of the collateral held by the Fund. Reverse repurchase agreements may be considered borrowing for some purposes.

Restricted Securities Risk
Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/ or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Risk of Underlying Pools
Underlying Pools are subject to management, transactional and other expenses, which will be indirectly paid by the Fund as investor party to a swap contract on an Underlying Pool. A total return swap on an Underlying Pool is not a direct investment in the Underlying Pool, and the cost of investing in the Fund may be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses to one or more advisors engaged to trade alternative and/or hedging strategies on behalf of the Underlying Pools (each an “Underlying Pool Manager”), which will affect the returns to which the Fund seeks access via the total return swap. There is no guarantee that any of the trading strategies used by the Underlying Pool Managers retained by the Underlying Pools will be profitable or avoid losses.

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Short Sales Risk
The Fund may sell securities short. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Small Capitalization Company Risk
The Fund’s investments in small capitalization companies may entail greater risks and their securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of small capitalization companies may be traded in lower volume and be less liquid. At certain times, the general market may not favor the smaller, growth-oriented companies in which the Fund invests and as a result the Fund could underperform the general market. Smaller companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks. Additionally, information about these companies may not be readily available. The smaller the company, the greater effect these risks may have on the company’s operations and performance which could have a significant impact on the price of the security.

What are the Non-Principal Risks of Investing in the Fund?

Manager of Managers Structure Risk
There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s SAI.

MANAGEMENT

Highland Associates, Inc. (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 1987 and is registered with the SEC as an investment adviser. As of July 31, 2015, Highland provided investment advice with respect to approximately $20.7 billion for not-for profit health care organizations, foundations and endowments across the country. The Adviser’s principal address is 2545 Highland Avenue South, Suite 200, Birmingham, AL 35205.

Pursuant to the Investment Advisory Agreement, as amended (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The Adviser has agreed, with respect to the Fund’s Class A and Class I shares, contractually to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”), and/or reimburse the Fund (or class, as applicable) by the amount of such excess. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund’s Class A and Class I shares, to the extent the Fund’s total annual expenses (exclusive of distribution and service (12b-1) fees, swap fees and expenses, shareholder services fees, acquired fund fees and expenses, sub-advisory fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.40% of the Fund’s average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. The expense waiver/reimbursement agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of the waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this agreement to waive fees and/or reimburse expenses without the approval by the Fund’s Board of Trustees.

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Redmont Resolute Fund I

The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the amendments to the Fund’s Advisory Agreement is available in the Fund’s annual report to shareholders for the period ended April 30, 2014. On December 5, 2012, the Adviser and Financial Investors Trust (the “Trust”), of which the Fund is a series, were granted an exemptive order from the SEC that allows the Adviser to allocate and reallocate the assets of the Fund among any sub-advisers so selected pursuant to a “manager of managers” structure. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the sub-advisory agreements subject to the approval of the Trust’s Board of Trustees, but not shareholder approval. For services rendered under the sub-advisory agreements, each sub-adviser will receive a fee directly from the Adviser out of the fees that the Adviser receives from the Fund. The Fund will be required to notify shareholders within 90 days after a sub-adviser begins providing its services. Currently, the Fund has agreements with two Sub-Advisers. The Adviser and the Trust have entered into sub-advisory agreements with respect to the Fund with the following Sub-Advisers, one or more of which may be selected from time to time by the Adviser, to manage a portion of the Fund’s assets.

PineBridge Investments LLC (“PineBridge”), 399 Park Ave., 4th Floor, New York, New York 10022, is an independent asset management organization majority owned by a subsidiary of Pacific Century Group (“PCG”), an Asia-based private investment group. Formed in 1996, PineBridge was formerly known as AIG Global Investment Corporation.

Robeco Investment Management (“RIM”), 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. RIM provides investment management and investment advisory services to other institutional and proprietary accounts.

The Sub-Advisers will be engaged to manage the investments of the Fund according to the Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Adviser will pay the Sub-Advisers out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement. The Fund is not responsible for the payment of the Sub-Advisory fee. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreements is available in each Fund’s annual report for the period ended April 30, 2013.

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order.

When this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees.

During the most recent fiscal year ended April 30, 2015, the Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment adviser. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

Fund Name	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual advisory fee to investment adviser (as a percentage of daily net assets)	Annual advisory fee to sub-adviser (as a percentage of daily net assets)
Redmont Resolute Fund I	1.50%	0.00%	N/A

PORTFOLIO MANAGERS

The portfolio managers are jointly responsible for the day-to-day operation of the Fund. Each of the persons listed below have served as the Fund’s portfolio manager on behalf of the Adviser since the Fund’s inception in December 2011.

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PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
R. Scott Graham, CFA
Lead Portfolio Manager of the Fund. Mr. Graham joined the Adviser in September 2006 as a consultant to the firm’s institutional client base and has been a shareholder in the Adviser since September 2008. Mr. Graham became a Principal of the Adviser in September 2014 and Chief Investment Officer in November 2014. Mr. Graham is a voting member of the Adviser’s investment oversight committee which oversees the entire asset allocation and manager selection process for the firm. Prior to joining the Adviser, Mr. Graham was a senior financial analyst with Vulcan Materials Company where he managed the internal portfolio for the company.

Michael T. Lytle, CFA
Assistant Portfolio Manager of the Fund. Mr. Lytle joined the Adviser in October 2006 as a consultant to the firm’s institutional client base and has been a shareholder in the Adviser since September 2008. Mr. Lytle became a Principal of the Adviser in September 2014. Mr. Lytle is a voting member of the Adviser’s investment oversight committee which oversees the entire asset allocation and manager selection process for the firm. Prior to joining the Adviser, Mr. Lytle was a fixed income portfolio manager with AmSouth Asset Management where he managed a number of institutional fixed income portfolios as well as developed and managed the company’s model portfolio program.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

While Mr. Graham and Mr. Lytle will have the day-to-day responsibility of managing the fund, the Adviser’s entire investment process is overseen by the firm’s Investment Oversight Committee (“IOC”). The IOC includes all of the investment professionals of the firm and the seven voting members average 20 years of investment experience and are all shareholders in the firm.

PineBridge

The person listed below has served as portfolio manager of the Fund on behalf of the applicable Sub-Adviser since October 10, 2014.

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Michael J. Kelly, CFA
Mr. Kelly joined PineBridge Investments in 1999 and is responsible for asset allocation and manager selection. This includes expanding our capabilities for institutional pension fund advisory and retail orientated asset allocation vehicles throughout Pine-Bridge Investments with respect to our approaches to both asset allocation and manager selection. The Global Multi-Asset Team manages lifestyle and asset allocation strategies, and has developed and manages principal protected strategies and global tactical asset allocation. The team has provided strategic advice for corporate, trade group, and government pension plans and has differentiated approaches to Liability Driven Investment and Total Retirement Outsourcing. Mr. Kelly serves as a rotating member of the Executive Committee, is a member of the Illiquid Council and the Sr. Management Committee, and Chair’s the firm’s Proxy Committee. Prior to PineBridge Investments, he spent 15 years with JP Morgan Investment Management in various research and portfolio management roles. Prior to JP Morgan he spent several years in research at the economic consulting firm, Townsend-Greenspan & Co. His investment experience began in 1980. Mr. Kelly received an MBA from the Wharton Graduate School of Business and is a CFA charterholder.

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PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Paul Mazzacano
Mr. Mazzacano joined the firm in 2001 as a Product Manager in the Global Product Management and Development team. He assumed the role of Head of Product Management in 2006, and then in 2007 Head of Investment Manager Research. He is responsible for the global coordination of Pine-Bridge Investments manager selection and monitoring activities. Mr. Mazzacano’s prior experience includes seven years at Diversified Investment Advisors, where he was responsible for selecting and monitoring sub-advisory relationships with institutional investment management firms. Before that, he gained investment experience at Oppenheimer & Company. Paul received a BS in Mathematics with Applied Options from Fordham University and an MBA from Hagan School of Business, Iona College. He holds Series 7 and 63 Securities licenses.

Agam Sharma
Mr. Sharma joined the firm in 2013, and is a Portfolio Manager within PineBridge Investments’ Global Multi-Asset Team. Mr. Sharma focuses on developing portfolio strategy, sits on many of the Multi-Asset implementation teams, and serves as a primary interface with clients. Prior to joining PineBridge, he spent seven years at BlackRock Inc. where he was part of the Special Opportunities Group working across multiple fixed income segments and alternative asset classes to identify investment opportunities and structure investments and vehicles best suited to client needs. Prior to that, Mr. Sharma was a senior consultant with Deloitte where he advised senior client executives globally on strategy, business process, and technology solutions across several industry sectors. Mr. Sharma holds a Master’s in Business Administration from Harvard Business School as well as a Master’s degree in Biotechnology from the Indian Institute of Technology.

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Jose R. Aragon
Mr. Aragon joined the firm in 2003 and is a Portfolio Manager for PineBridge Investments multi-asset products. Prior to assuming this role, Mr. Aragon managed a multi-strategy hedge fund. Preceding this, he was a Quantitative Analyst in the firm’s Structured Equity group. Before joining PineBridge Investments, Mr. Aragon was a Captain in the U.S. Air Force. During his tenure in the military, Mr. Aragon was an Assistant Professor of Aerospace Studies at the University of Illinois, Urbana-Champaign. Prior to this, he was stationed at Wright-Patterson Air Force Base, where he was the F-16 Production Risk Manager and Avionics Systems Engineer. Mr. Aragon received a BS in Electrical and Computer Engineering from Carnegie Mellon University, graduating with the Carnegie Mellon President’s Award. He also received an MBA in Finance, Accounting, Entrepreneurship and International Business from the Kellogg School of Management at Northwestern University. Mr. Aragon is an Alumnus of the Robert Toigo Foundation, a member of the Society of Quantitative Analysts and a member of the Global Association of Risk Professionals.

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PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Peter Hu, CFA, FRM
Mr. Hu joined the firm in 2006 as an Analyst within the Quantitative Portfolio Management Group and moved to the Global Multi-Asset Team in 2009. Mr. Hu is now the Portfolio Manager of the Multi-Asset Strategy and is also responsible for developing investment and risk management tools for products managed by the Global Multi-Asset Team. Mr. Hu also co-chairs the Global Derivatives Committee to ensure adequate risk management associated with derivatives investment in the firm. Prior to joining the firm, Mr. Hu worked as a Derivative Pricing Analyst at International Funds Services where he was responsible for the derivative pricing process and developed pricing tools for various derivatives instruments. Mr. Hu received a Masters of Engineering in Financial Engineering from Cornell University and a Masters of Operations Research and Bachelor of Technology in Industrial Mathematics from the University of Auckland, New Zealand. Mr. Hu is a CFA charterholder and a Certified FRM holder.

RIM

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Jay Feeney
Co-Chief Executive Officer and Chief Investment Officer-Equities of RIM. Mr. Feeney is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was Director of Research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios.

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Eric Connerly
Director of Research of RIM. Prior to assuming this role, Mr. Connerly was a research analyst covering the financial, electronics, defense, transportation, and energy sectors and managed a merger arbitrage portfolio. He joined the firm from John Hancock Mutual Funds where he was an analyst and assisted in the management of a small cap portfolio. Prior to that, he was a senior equity analyst at SEI Investments overseeing their small cap equity portfolios.

More information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund is included in the SAI.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Fund’s administrator, fund accounting agent and transfer agent. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

Classes of Shares

The Fund currently offers Class A and Class I shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;

•	how much you intend to invest;

•	total expenses associated with owning shares of each class; and

•	whether you qualify for any reduction or waiver of sales charges.

Class A shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisors and other financial intermediaries.

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Redmont Resolute Fund I

The Class I shares are generally offered only through the certain types of financial intermediaries and to certain institutional investors. Class I shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments and financial advisors) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

Not all financial intermediaries offer both classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

You may transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer. Transfers between classes of a Fund are generally not considered a taxable transaction.

Distribution and Services (12b-1) Plan for Class A Shares

The Fund has adopted a plan of distribution for its Class A shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses.

The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares. Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, the Fund is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plan for Class A Shares

The Fund has adopted a shareholder services plan (the “Services Plan”) with respect to the Fund’s Class A shares. Under the Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable.

Payments to Financial Intermediaries

The Fund’s Adviser and its affiliates may also make payments for distribution and/or shareholder servicing activities for out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

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Investment Minimums

The Fund offers investors two Classes of shares: Class A and Class I. The minimum investment in Class A shares is $500 for tax-deferred accounts and $2,500 for other accounts. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase or redeem shares of the Fund directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee. The Fund calculates the Net Asset Value (“NAV”) per share for the Fund at the end of each business day. You may obtain the current NAV of fund shares at no cost by calling (855) 268-2242 or by logging on to the Fund’s website at www.redmontfunds.com.

The Fund will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

Sales Charge When You Purchase Shares

Class A Shares
Below is a summary of certain features of Class A shares:

Class A
Initial Sales Charge	Up to 5.50%
Contingent Deferred Sales Charge (“CDSC”)	None (except on redemptions of certain large purchases held for less than twelve months as described below)
Distribution and Service Fees	0.25%
Shareholder Services Fees	0.15%
Dividends	Annually
Typical Shareholder	Generally more appropriate for long-term investors

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Sales Charge as a Percentage of Offering Price	Dealer Concession as a Percentage of Offering Price
Less than $50,000	5.50%	4.75%
At least $50,000 but less than $100,000	4.50%	3.75%
At least $100,000 but less than $250,000	3.50%	2.75%
At least $250,000 but less than $500,000	2.50%	2.00%
At least $500,000 but less than $1 million	2.00%	1.60%
$1 million or greater*	0.00%	0.00%

*	A CDSC of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. See Section titled “Contingent Deferred Sales Charge” below.

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Class I Shares
The Class I shares do not charge an initial sales load.

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

You may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents, or your financial intermediary may not retain this information.

The Fund may waive Class A sales charges on investor purchases including shares purchased by:

•	Officers, directors, trustees and employees of the Adviser and its affiliates;

•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or the Adviser;

•	Immediate family members of all such persons as described above; and

•	Financial intermediary supermarkets and fee-based platforms.

Right of Accumulation

You may purchase Class A shares at a reduced initial sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior days net asset value (net amount invested) of all Class A shares of the Fund and of certain other classes then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

You may obtain a reduced initial sales charge on Class A shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A shares over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter of Intent when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts

To take advantage of lower Class A shares initial sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);

•	solely controlled business accounts; and

•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

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Contingent Deferred Sales Charge

Class A Shares
If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge. However, a contingent deferred sales charge (“CDSC”) of 1% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares redeemed.

Waiver of CDSC

The Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

•	redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and

•	required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;

•	Redemptions related to death or due to a divorce decree;

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Redmont Resolute Fund I

•	Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

The Fund does not currently impose an account minimum. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Share Certificates

The Fund does not issue share certificates.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/ Insufficient Funds Policy

The Fund reserves the right to cancel a purchase if payment if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. The Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

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Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indices will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over- the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

When such prices or quotations are not available, or when the Fund’s Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

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The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally pays dividends, if any, on an annual basis. The Fund also normally distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;

(ii)	U.S. corporations;

(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv)	a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

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This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund intends to meet all requirements under Sub-chapter M of the Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will satisfy these distribution requirements.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

Distributions of net capital gains that are properly designated by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Fund does not expect a significant portion of its distributions to derive from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends received by the Fund, to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from ETFs in which the Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. The Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals is currently 20%. For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. You can avoid this, if you choose, by investing soon after the Fund has paid a dividend.

Sale of Fund Shares

A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES –Sale or Redemption of Shares.”

Redemption of Fund Shares

A shareholder who redeems shares in the Fund generally will recognize a capital gain or loss. The gain or loss will be equal to the difference between the amount received in the redemption (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

32	Prospectus | August 31, 2015

Redmont Resolute Fund I

Any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long term loss. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

Taxation of Certain Investments

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Fund makes no assurances regarding its ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. The Fund may hold securities that are passive foreign investment companies for U.S. federal income tax purposes. The Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “TAXES – Special Tax Considerations.”

The Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, the original issue discount will be included in the Fund’s ordinary income. Even though payment of that amount is not received until a later time, related distributions will be taxed to shareholders as ordinary income. The Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of a non-corporate taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in the Fund. For information regarding the surtax on net investment income, see the SAI under “TAXES – Surtax on Net Investment Income.”

Backup Withholding

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish certain information and certifications to the Fund or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. . For more information regarding backup withholding, see the SAI under “TAXES – Backup Withholding.”

Foreign Accounts

Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXES – Foreign Accounts.”

You should consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche, LLP, whose report, along with the Fund’s financial statements and financial highlights, are included in the Fund’s annual report, which is available upon request by calling the Fund at (855) 268-2242.

For a share outstanding throughout the periods presented.

	Class A
	For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013		For the Period Ended April 30, 2012(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.61		$10.63		$10.17		$10.00
INCOME/(LOSS) FROM OPERATIONS
Net investment loss(b)	(0.18)		(0.10)		(0.04)		(0.07)
Net realized and unrealized gain on investments	0.39		0.17		0.52		0.24
Total from Investment Operations	0.21		0.07		0.48		0.17

LESS DISTRIBUTIONS
Net investment income	–		–		(0.03)		–
Net realized gain on investments	(0.23)		(0.09)		(0.00	)(c)	–
Total Distributions	(0.23)		(0.09)		(0.03)		–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.32		–		0.01		–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.30		(0.02)		0.46		0.17
NET ASSET VALUE, END OF PERIOD	$10.91		$10.61		$10.63		$10.17
TOTAL RETURN(d)	5.05%		0.70%		4.81%		1.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$401		$104		$21		$1
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver(e)	5.81	%(f)	5.38	%(f)	6.47%		689.76	%(g)
Operating expenses including reimbursement/waiver(e)	2.08	%(f)	2.08	%(f)	2.30%		2.30	%(g)
Net investment loss including reimbursement/waiver(e)	(1.66)%		(0.99)%		(0.38)%		(2.21	)%(g)
PORTFOLIO TURNOVER RATE	83%		91%		25%		13	%(h)

(a)	The Fund’s inception was December 30, 2011.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Dividend and interest expense on securities sold short totaled 0.11% and 0.08% of average net assets for the years ended April 30, 2015 and 2014, respectively.
(g)	Annualized.
(h)	Not Annualized.

34	Prospectus | August 31, 2015

Redmont Resolute Fund I

For a share outstanding throughout the periods presented.

	Class I
	For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013		For the Period Ended April 30, 2012(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.70		$10.65		$10.18		$10.00
INCOME/(LOSS) FROM OPERATIONS
Net investment loss(b)	(0.02)		(0.04)		(0.02)		(0.06)
Net realized and unrealized gain on investments	0.36		0.18		0.52		0.24
Total from Investment Operations	0.34		0.14		0.50		0.18

LESS DISTRIBUTIONS
Net investment income	(0.01)		–		(0.03)		–
Net realized gain on investments	(0.23)		(0.09)		(0.00	)(c)	–
Total Distributions	(0.24)		(0.09)		(0.03)		–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	–		–		–
NET INCREASE IN NET ASSET VALUE	0.10		0.05		0.47		0.18
NET ASSET VALUE, END OF PERIOD	$10.80		$10.70		$10.65		$10.18
TOTAL RETURN(d)	3.16%		1.36%		4.96%		1.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$2,760		$4,149		$3,195		$951
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver(e)	5.38	%(f)	4.85	%(f)	5.87%		19.86	%(g)
Operating expenses including reimbursement/waiver(e)	1.66	%(f)	1.73	%(f)	1.90%		1.90	%(g)
Net investment loss including reimbursement/waiver(e)	(0.19)%		(0.35)%		(0.23)%		(1.78	)%(g)
PORTFOLIO TURNOVER RATE	83%		91%		25%		13	%(h)

(a)	The Fund’s inception was December 30, 2011.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Dividend and interest expense on securities sold short totaled 0.11% and 0.08% of average net assets for the years ended April 30, 2015 and 2014, respectively.
(g)	Annualized.
(h)	Not Annualized.

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FACTS	WHAT DOES REDMONT RESOLUTE FUND I (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account transactions
• Account balances and transaction history
• Wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

Questions?	Call (855) 268-2242 or go to www.redmontfunds.com.

36	Prospectus | August 31, 2015

Redmont Resolute Fund I

Who we are
Who is providing this notice?	Redmont Resolute Fund I
What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you • open an account • provide account information or give us your contact information • make a wire transfer or deposit money
Why can’t I limit all sharing?
Federal law gives you the right to limit only
•     sharing for affiliates’ everyday business purposes-information about your creditworthiness
•     affiliates from using your information to market to you
•     sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.
Other Important Information
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

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ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The statement of additional information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at (855) 268-2242, by writing the Fund at Redmont Funds, P.O. Box 1436, Denver, CO 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at www.redmontfunds.com.

You can also review the Fund’s shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-8194)

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Redmont Resolute Fund II (the “Fund”)

Investment Objective

The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class I
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investments)
Management Fees	1.50%
Distribution and Service (12b-1) Fees	0.00%
Total Other Expenses	0.18%
Other Fund Expenses	0.08%
Swap Fees and Expenses	0.00%
Dividend and Interest Expense on Securities Sold Short	0.10%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses(1)	2.53%
Fee Waiver and Expense Reimbursement(2)	-1.35%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.18%

(1)    The Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table for the Fund in the Fund’s annual report for the same period, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
(2)    Highland Associates, Inc. (the “Adviser”) has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). This agreement (the “Expense Agreement”) is in effect through August 31, 2017. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2017 without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with waivers through the current term of Expense Agreement, which ends on August 31, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class I Shares	$120	$521	$1,093	$2,651

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the“Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of the Fund. The Fund may also invest in closed-end funds and exchange-traded funds, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds and exchange-traded funds in which the Fund may invest are referred to as “Underlying Funds.”

The hedging or alternative strategies to which the Fund’s Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments.

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Redmont Resolute Fund II

Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations).

The Adviser determines the allocation of the Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors. By allocating its assets among a number of investment options, the Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time.

Sub-Advisers

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. and PineBridge Investments LLC for the Fund.

Underlying Funds

Each Underlying Fund invests its assets in accordance with its investment strategy. As the Fund is a shareholder of each Underlying Fund, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. As a result, investments in the securities of Underlying Funds involve the duplication of advisory fees and certain other expenses. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC.

Swap Contracts on Underlying Pools

Swap contracts, such as total return swaps, are contracts between the Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund and the swap counterparty agree to exchange the returns that would be earned or realized if the notional amount (i.e., the amount selected by the parties as the basis on which to calculate the obligations they have agreed to exchange) were invested in certain reference assets. In a total return swap, the parties agree to “swap” the total return of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index). The Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies.

In addition to Underlying Investment Strategies, the Adviser may invest the Fund’s assets directly in the same manner as any Sub-Adviser in pursuit of the Fund’s investment objective. Investments generally include equity securities, fixed income securities and derivatives.

•
In addition to the Underlying Investment Strategies, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”).

•
The Fund may invest in fixed-income securities of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

www.redmontfunds.com |	3

•
The Fund may invest in derivatives, in addition to swap contracts whose value is derived from an Underlying Pool, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics.

Principal Risks of the Fund

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Unless stated otherwise, the principal risks described below are applicable to the Fund directly and indirectly through the Underlying Investment Strategies in which the Fund invests.

•
ADR Risk – The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. ADRs may not track the price of the underlying securities, and their value may change materially at times when the U.S. markets are not open for trading.

•
Below-Investment Grade Securities Risk – Investments in below-investment grade fixed-income securities (“high yield securities” or “junk bonds”) are generally more speculative than investment grade fixed-income securities and have a greater risk of default. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

•
Commodity Risk – Investing long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. The Fund, either directly or through investment in an Underlying Investment Strategy, may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity.

•
Convertible Securities Risk – Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities.

•
Credit Risk – Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund or an Underlying Investment Strategy in which the Fund invests uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When the Fund or an Underlying Investment Strategy invests in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, it is subject to the credit risks of the underlying assets that collateralize the instrument.

•
Currency Risk – The value of the securities held by the Fund or an Underlying Investment Strategy may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

•
Derivatives Risk – Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund or an Underlying Investment Strategy in which the Fund invests will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their  use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives can magnify gains or losses. In addition, certain derivative instruments used by the Fund will be priced, in the absence of readily available market values, based on estimates of fair value, in accordance with Fund procedures. These valuations may prove to be inaccurate. Because such valuations may be used to determine the fees payable to an investment adviser or the net asset value of the Fund’s shares, a redeeming Fund shareholder may, in certain circumstances, receive a different amount in redemption proceeds than would have been received if readily available market values were available for all of the Fund’s investments.

4	| Prospectus | August 31, 2015

Redmont Resolute Fund II

•
Swap Contract Risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference, such as an Underlying Pool, does not perform as anticipated. Although total return swaps on Underlying Pools may seek to approximate the economic results of investments in pooled vehicles, they may be subject to particular liquidity risks. In addition, to the extent the Fund seeks exposure to the returns of an Underlying Pool through a total return swap, the Fund’s use of such swaps is also subject to risks associated with the Adviser’s assessment of an Underlying Pool manager’s ability to execute hedging or alternative strategies and deliver returns.

•
Distressed Investments Risk – The Fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

•
Emerging Markets Risk – Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

•
Equity Risk – The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which directly relate to the issuer of a security.

•
Exchange-Traded and Closed-End Fund Risk – The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Underlying Investment Strategies invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the Underlying Investment Strategy may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

•
Exchange-Traded Note Risk – The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses.

•
Fixed Income Risk – Investing in long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•
Foreign Securities Risk – Investing in long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

www.redmontfunds.com |	5

•
Futures Contracts Risk – There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

•
Initial Public Offering Risk – The Fund may purchase securities in an initial public offering (“IPO”) or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933, as amended) and may be illiquid; thus the Fund may not be able to dispose of them promptly at the price at which they are valued.

•
Large-Cap, Mid-Cap and Small-Cap Companies Risk – The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, small companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
Leverage Risk – One or more Underlying Investment Strategies may cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions. .The Fund may also invest in leveraged ETFs that seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio.

•
Liquidity Risk – When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities.

•	Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

•
Mortgage-Related Securities Risk – The Fund’s investments in mortgage-related securities may be affected by, among other things, changes in interest rates, the creditworthiness of the entities that provide their credit enhancements or the market’s assessment of the quality of the underlying assets. Mortgage-related securities can be sensitive to changes in interest rates and are subject to pre-payment risk, which is the risk that the underlying debt may be refinanced or prepaid. Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or by private issuers. Mortgage-related securities issued by private issuers are subject to greater credit risks than those issued or guaranteed by the U.S. government.

•
Multiple Investment Sub-Adviser Risk – The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods. Each Sub-Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

•
Non-Diversified Risk – An Underlying Investment Strategy in which the Fund invests that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

•
Options Risk – The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over the-counter options expose the Fund to counterparty risk.

•
Portfolio Turnover Risk – Frequent trading of securities by the Fund or Underlying Investment Strategy may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund, the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

6	| Prospectus | August 31, 2015

Redmont Resolute Fund II

•
Preferred Stock Risk – Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

•
Repurchase and Reverse Repurchase Transactions Risk – The Fund may enter into repurchase and reverse repurchase transactions agreements. If the party agreeing to repurchase should default, the Fund may sell the underlying securities and incur procedural costs or delays in addition to any loss on the securities. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be considered borrowing for some purposes.

•	Risk of Investment in Other Investment Companies – There are certain risks associated with the Fund’s investment in the Underlying Funds. These risks include, but are not limited to:

	•	Expenses. Your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds.

	•	Allocation Risk. The Fund may be prevented from fully allocating assets to an Underlying Fund due to regulatory limitations which may impact a fund-of-funds.

•
Underlying Fund Risk. All risks associated with an Underlying Fund are applicable to the Fund. In addition, the Adviser’s assumptions about an Underlying Fund may be incorrect in view of actual market conditions. The Adviser may be subject to potential conflicts of interest in the selection of Underlying Funds. An Underlying Fund may experience large purchases or redemptions, which could affect the performance of the Fund.

•
Transparency Risk. The Underlying Funds are not managed by the Adviser, and the Adviser has access to information regarding the Underlying Fund’s investments to the extent the Underlying Fund’s adviser makes it available.

	•	Underlying Fund Managed Portfolio Risk. An Underlying Fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Underlying Fund to incur losses.

•
Risk of Underlying Pools – Underlying Pools are subject to management, transactional and other expenses, which will be indirectly paid by the Fund as investor party to a swap contract on an Underlying Pool. A total return swap on an Underlying Pool is not a direct investment in the Underlying Pool, and the cost of investing in the Fund may be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses to one or more advisors engaged to trade alternative and/or hedging strategies on behalf of the Underlying Pools (each an “Underlying Pool Manager”), which will affect the returns to which the Fund seeks access via the total return swap. There is no guarantee that any of the trading strategies used by the Underlying Pool Managers retained by the Underlying Pools will be profitable or avoid losses.

•
Short Sales Risk – The Fund may sell securities short. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.redmontfunds.com or by calling 855.268.2242.

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Annual Total Return (year ended 12/31)
Class I Shares

Best Quarter – 3/2013	4.02%
Worst Quarter – 6/2012	-2.42%

The Fund’s year-to-date return as of June 30, 2015 was -0.97%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns
(for the period ended December 31, 2014)

	1 Year	Since Inception (December 30, 2011)
Redmont Resolute Fund II (Class I Shares)
Return Before Taxes	3.15%	5.47%
Return After Taxes on Distributions	2.13%	4.84%
Return After Taxes on Distributions and Sale of Fund Shares	2.01%	4.01%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	-0.58%	3.17%
Dow Jones Select Dividend Total Return Index (reflects no deduction for fees, expenses or taxes)	15.36%	18.15%

	1 Year	Since Inception (December 30, 2011)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	20.39%

Investment Adviser

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

As of the date of this Prospectus, Robeco Investment Management, Inc. (“RIM”) and PineBridge Investments LLC (“PineBridge”) serve as sub-advisers to the Fund.

Portfolio Managers

The following individuals are jointly responsible for the day-to-day management of the Fund’s portfolio on behalf of the Adviser:

R. Scott Graham, CFA, Consultant of the Adviser since September 2006. Mr. Graham has served as Lead Portfolio Manager of the Fund since December 2011. Mr. Graham became a Principal of the Adviser in September 2014 and Chief Investment Officer in November 2014.

Michael T. Lytle, CFA, Consultant of the Adviser since October 2006. Mr. Lytle has served as Assistant Portfolio Manager of the Fund since December 2011. Mr. Lytle became a Principal of the Adviser in September 2014.

The following individuals are primarily responsible for the day-to-day management of the Fund’s assets allocated to the respective Sub-Advisers:

PineBridge
Michael J. Kelly, CFA, Managing Director. Mr. Kelly joined PineBridge in 1999. Mr. Kelly is the head of PineBridge’s Global Asset Allocation Team, and is the lead Portfolio Manager of the Fund’s assets allocated to PineBridge.

Paul Mazzacano, Senior Vice President. Mr. Mazzacano joined PineBridge in 2001. Mr. Kelly is the head of PineBridges Investment Manager Research.

Agam Sharma, Senior Vice President. Mr. Sharma joined PineBridge in 2013. Mr. Sharma is a part of PineBridge Investments Global Asset Management Team.

Jose R. Aragon, Senior Vice President. Mr. Aragon joined PineBridge in 2003. Mr. Aragon is a Portfolio Manager for PineBridge Investments multi-asset products.

8	| Prospectus | August 31, 2015

Redmont Resolute Fund II

Peter Hu, CFA, FRM,  Senior vice President. Mr. Hu joined PineBridge in 2006. Mr. Hu is a part of PineBridge Investments Global Multi- Asset Team.

RIM
Jay Feeney, Co-Chief Executive Officer and Chief Investment Officer-Equities. Mr. Feeney joined RIM in 1995. Mr. Feeney is Co-Portfolio Manager of the Fund’s assets allocated to RIM.

Eric Connerly, Director of Research. Mr. Connerly joined RIM in 1998. Mr. Feeney is Co-Portfolio Manager of the Fund’s assets allocated to RIM.

Purchase and Sale of Fund Shares

The Fund offers investors one class of shares: Class I shares. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

Sales of shares of the Fund are limited to existing or new investment advisory clients of the Adviser. Further, purchases and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

Tax Information

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Total return measures the total performance of an investment including interest, capital gains, dividends, and distributions realized over a given period of time. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”)who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies. These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the “Underlying Investment Strategies” of the Fund. The Fund may also invest in closed-end funds and exchange-traded funds, which also provide exposure to hedging or alternative strategies. Collectively, the open-end funds, closed-end funds and exchange-traded funds in which the Fund may invest are referred to as “Underlying Funds.”

The hedging or alternative strategies to which the Fund’s Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments. Alternative investment strategies may include, among others, long/ short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve the Fund’s investment objective. These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/ or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations). Through its use of the Underlying Investment Strategies, the Fund generally seeks to maintain net equity exposure ranging between ten percent (10%) to sixty percent (60%) of net assets. For example, an Underlying Investment Strategy that uses or that provides exposure to a long/short strategy may be 100% long equities and 40% short equities, resulting in a net equity exposure of 60%, with the balance held in cash. The remainder of the Fund’s exposure (i.e., other than net equity) is expected to come primarily from the investment in investment grade fixed income securities of varying maturities, cash, non-equity derivatives or similar instruments by one or more Underlying Investment Strategies.

The Adviser determines the allocation of the Fund’s assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some Underlying Investment Strategies will have a greater degree of correlation with each other and with the market than others. By allocating its assets among a number of investment options, the Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. The Fund is not required to invest in any minimum number of Underlying Investment Strategies, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, Underlying Fund, derivatives, investment strategy, or market sector. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time. For a variety of reasons, including capacity and regulatory limitations, not all the Underlying Investment Strategies may be available to the Fund if it chooses to use them in the future.

10	| Prospectus | August 31, 2015

Redmont Resolute Fund II

Sub-Advisers
Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into sub-advisory agreements with Turner Investments, L.P. (“Turner”) and Robeco Investment Management, Inc. (“RIM”) for the Fund. As of the date of this Prospectus, the sole Sub-Adviser to which Fund assets have been allocated is RIM.

Underlying Funds
Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in Underlying Funds in excess of the limitations under the 1940 Act, pursuant to an exemptive order obtained by the Fund and the Adviser from the SEC and consistent with the conditions specified in such order. Investments in the securities of Underlying Funds involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the Underlying Fund, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Swap Contracts on Underlying Pools
Swap contracts, such as total return swaps, are contracts between the Fund and, typically, a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in certain reference assets. In a total return swap, the Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or underlying pool of securities) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index). The Fund may, through such a total return swap, seek to access the returns of a single or multiple Underlying Pool(s) that use a single manager or multiple managers to execute strategies which the Adviser deems to be consistent with the Fund’s investment objective and principal investment strategies. Each Underlying Pool typically invests according to the alternative or hedging investment strategies described above.

In addition to Underlying Investment Strategies, the Adviser may invest the Fund’s assets directly in the same manner as any Sub-Adviser in pursuit of the Fund’s investment objective. Investments generally include equity securities, fixed income securities and derivatives.

•
In addition to the Underlying Investment Strategies, the Fund may invest in equity securities of issuers of any market capitalization in the U.S. or abroad, including convertible, private placement/restricted, initial public offering (“IPOs”) and emerging market securities, with certain exposures to non-U.S. issuers obtained through investments in American Depositary Receipts (“ADRs”).

•
The Fund may invest in fixed-income securities, including exchange-traded notes, of any credit quality and maturity, including those with fixed or variable terms and those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e., “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

•
The Fund may invest in derivatives, in addition to swap contracts whose value is derived from an Underlying Pool, which are financial instruments that have a value that depends upon, or is derived from, a reference asset, such as options, futures, indexes or currencies. The most common types of derivatives in which the Fund may invest are forwards, options, futures and swaps contracts. The Fund’s forward contracts include forward currency contracts. The Fund’s swap agreements may also include equity, interest rate, index, credit default and currency rate swap agreements. The Fund’s futures contracts may include futures on securities, commodities, and securities indices. The Fund’s options contracts may include options on securities, securities indices, commodities and futures. The Fund may purchase or write options. The Fund may invest in derivatives to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for speculative purposes, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes, in which case the derivatives may have economic characteristics similar to those of the reference asset and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. Leverage generally involves the use of debt by the Fund to finance the purchase of investments and results in the Fund controlling substantially more assets than it has equity in an effort to increase returns. The Fund may also obtain leverage by investing short sale proceeds when such proceeds are received by the Fund as Fund assets.

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MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Securities in Which the Fund Invests?

Convertible Securities
The Fund may invest in one or more convertible securities. A convertible security is one that can be exchanged for a specified amount of another, generally related security, at the option of the issuer and/or the holder.

Derivatives
The Fund may invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk or enhance return (including through the use of leverage), the Fund may invest in derivatives including options and futures and swap agreements. The Fund may invest in futures contracts on equity and debt securities, equity and debt indices and commodities. The Fund may invest in option contracts on equity and debt securities, equity and debt indices, commodities and futures.

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Swap Agreements. A swap agreement is a commitment between two parties to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. Interest rate swaps are contracts involving the exchange between two contracting parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of an underlying debt obligation in the event of default by the issuer of the debt security. Total return swaps are a contract where one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or a managed account) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Returns of swap(s) will be reduced, and their losses increased, by the operating expenses of the reference assets (for example, an underlying pool of securities). Such operating expenses may include management fees, operating, audit, and administration costs, among others. These costs are embedded in the return of the swaps and represent an indirect cost of investing in the Fund. Generally, the management fees of the manager of the reference assets or pool range from 0% to 2% of assets. Such fees are accrued daily within the index and deducted from a swap’s value quarterly.

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Option Contracts. The Fund may invest in options that trade on either an exchange or over-the-counter. By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security or commodity underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated, during the term of the option, to deliver the security or commodity underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security or commodity underlying the option at the exercise price. By writing a put option and receiving a premium, the Fund becomes obligated during the term of the option to purchase the security or commodity underlying the option at the exercise price. An option on an index gives the holder the right to receive an amount of cash upon exercise of the option equal to the difference between the closing value of the index and the exercise price of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a market index such as the S&P 500 Index. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium received, to assume a position in the futures contract (a short position if the option is a call, a long position if the option is a put) at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If the Fund writes a put, it assumes a long futures position. Upon exercise of the option, the delivery of the futures position to the purchaser of the option will be accompanied by transfer to the purchaser of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

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Futures Contracts. The Fund may invest in futures that trade on either an exchange or over-the-counter. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity or currency underlying the contract on the expiration date of the contract at an agreed upon price. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

Equity and Equity-Related Securities
The Fund may invest in all types of equity securities including common and preferred stock. The Fund may invest in the equity securities of companies of all sizes.

Exchange-Traded Notes
The Fund may invest in exchange-traded notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund, they are linked to the return of a reference index.

Fixed Income Securities
The Fund may invest in debt securities of varying maturities and durations, including both corporate debt securities and securities issued or guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored entities. Debt securities may have fixed or variable/floating rates. The Fund may invest in debt securities that have credit ratings of below investment grade debt (“Junk Bonds”). Securities that are rated lower than investment grade generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. Issuers of below investment grade debt include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid takeover or buyout and firms with heavy debt loads.

Foreign Securities
The Fund may invest in equity securities issued by companies organized outside the United States, including both developed and emerging markets. The Fund may also invest in debt securities of U.S. and foreign governments, government-related agencies, and companies. Foreign securities may include American Depositary Receipts (“ADRs”). While the Fund values all its investments in U.S. dollars, foreign securities may be denominated and/or traded in foreign currencies.

Leverage
The Fund may use leverage in an effort to increase its returns. Leverage exists when cash made available to the Fund through an investment technique is used to make additional investments. Borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions are examples of transactions that result in leverage. The Fund will only use these investment techniques when the Adviser or a Sub-Adviser, as applicable, believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return subject to the restrictions of the 1940 Act.

Mortgage-backed/Asset-backed Securities
The Fund may invest in mortgage-backed securities which are securities that directly or indirectly represent participations in, or are collateralized by, payable from mortgage loans secured by real property. Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as Government National Mortgage Association (“GNMA”) and government-related organizations such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Other asset-backed securities may be collateralized by other loans or assets and receivables. Although certain asset-backed securities are guaranteed by a third party or are otherwise similarly secured, the market value of these securities, which may fluctuate, is not secured.

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Other Investment Companies
The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”) (including leveraged ETFs), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The Fund may invest in ETFs both to supplement and to fill particular asset classes or sectors, particularly international equities, emerging markets, fixed income and alternative investments. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Repurchase Agreements
In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve System or certain non-bank dealers; these counterparties collateralize the transaction.

Short Sales
The Fund may seek to hedge investments or realize additional gains through the use of short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

What are the Non-Principal Strategies of the Fund?

Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

U.S. Government Securities
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

Cash Position
The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested, and it may be less likely to achieve its investment objective.

What are the Principal Risks of Investing in the Fund?

ADR Risk
The Fund may invest in ADRs. ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. The underlying securities are typically denominated (or quoted) in a currency other than U.S. dollars. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading.

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Redmont Resolute Fund II

Below-Investment Grade Securities Risk
Investments in below-investment grade fixed-income securities, “high yield securities” or “junk bonds,” are generally more speculative than investment grade fixed-income securities and have a greater risk of default. Below-investment grade fixed-income securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value or sell. Issuers of below-investment grade fixed-income securities are more likely to encounter and be materially affected by financial difficulties that may cause the issuer to default or otherwise become unable to pay interest or principal due on the security. Rising interest rates may compound such difficulties and reduce an issuer’s ability to repay principal and interest. If an issuer of a below-investment grade fixed-income security defaults, the security could lose all of its value, be renegotiated at a lower interest rate or principal amount, or become illiquid.

Commodity Risk
Investing long or short in the commodities market and investing in commodities linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. The Fund, either directly or indirectly through investment in an Underlying Investment Strategy, may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Convertible Securities Risk
Convertible securities entail some of the risks of both equity and debt securities. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities which the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income from or a decline in the market value of, the securities. In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody’s or S&P or a similar determination of creditworthiness by a Sub-Adviser. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Credit Risk
Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund or an Underlying Investment Strategy in which the Fund invests uses derivatives instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When the Fund or an Underlying Investment Strategy invests in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, it is subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk
The value of the securities held by the Fund or an Underlying Investment Strategy may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk
Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund or an Underlying Investment Strategy in which the Fund invests will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the its exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subject the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains or losses. In addition, certain derivative instruments used by the Fund will be priced, in the absence of readily available market values, based on estimates of fair value, in accordance with Fund procedures. These valuations may prove to be inaccurate. Because such valuations may be used to determine the fees payable to an investment adviser or the net asset value of the Fund’s shares, a redeeming Fund shareholder may, in certain circumstances, receive a different amount in redemption proceeds than would have been received if readily available market values were available for all of the Fund’s investments.

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Swap Contracts Risk.
The Fund may engage in interest rate, currency, equity swaps and credit default swaps (“CDSs”), and related instruments, which require the Adviser or a Sub-Adviser to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit event for a securities issuer. Such forecasting is inherently difficult and entails investment risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding swap by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract. Total return swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference, such as an Underlying Pool, does not perform as anticipated. Although total return swaps on Underlying Pools may seek to approximate the economic results of investments in pooled vehicles, they may be subject to particular liquidity risks. In addition, to the extent the Fund seeks exposure to the returns of an Underlying Pool through a total return swap, the Fund’s use of such swaps is also subject to risks associated with the Adviser’s assessment of an Underlying Pool manager’s ability to execute hedging or alternative strategies and deliver returns.
Distressed Investments Risk
The Fund’s distressed debt strategy of investing in instruments involving loans, loan participations, bonds, notes, non-performing, sub-performing and sub-prime mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these instruments. The prices of such instruments may be extremely volatile. Valuing such instruments may be difficult, and the spread between the bid and asked prices of them may be greater than normally expected. If a Sub-Adviser’s evaluation of a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Moreover, because issuers of distressed securities are typically in a weak financial condition, the likelihood of default is high, in which case the Fund may lose its entire investment in such defaulted securities.

Emerging Markets Risk
The Fund may invest in foreign investments of issuers in emerging markets. Investments in such emerging markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and markets of certain emerging market countries. A relative lack of information about companies in emerging markets may also exist. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk
Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuation in the market value of the underlying securities.

Exchange-Traded and Closed-End Fund Risk
The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Underlying Investment Strategies invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the Underlying Investment Strategy may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange.

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Exchange-Traded Note Risk
The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Risk
Investing in long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk
Investing in long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk
There are certain risks associated with the use of a fund-of-funds structure. These risks include, but are not limited to:

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Expenses. Your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

•	Allocation Risk. The Fund may be prevented from fully allocating assets to an Underlying Fund due to regulatory limitations which may impact a fund-of-funds.

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Underlying Fund Risk. All risks associated with an Underlying Fund are applicable to the Fund. In addition, the Adviser’s assumptions about an Underlying Fund may be incorrect in view of actual market conditions. The Adviser may be subject to potential conflicts of interest in the selection of Underlying Funds. An Underlying Fund may experience large purchases or redemptions, which could affect the performance of the Fund.

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Transparency Risk. The Underlying Funds are not managed by the Adviser, and the Adviser has access to information regarding the Underlying Fund’s investments to the extent the Underlying Fund’s adviser makes those available.

•	Underlying Fund Managed Portfolio Risk. The Underlying Fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Underlying Fund to incur losses.

Futures Contracts Risk
There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Initial Public Offering Risk
The Fund may purchase securities of companies in initial public offerings (“IPOs”). Special risks associated with these securities may include illiquidity, unseasoned trading, lack of investor knowledge of the company, limited operating history and substantial price volatility. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Large Capitalization Company Risk
Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small- and mid-capitalization companies.

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Leverage Risk
One or more Underlying Investment Strategies may cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions.

The Fund may also be exposed to leverage if it invests in leveraged ETFs that seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. One or more Underlying Investment Strategies may also cause the Fund to incur leverage through, for example, borrowing for other than temporary or emergency purposes, investments in certain derivatives, short sales and futures contracts and forward currency contracts and engaging in forward commitment transactions.

Liquidity Risk
When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Managed Portfolio Risk
The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Mid-Capitalization Company Risk
The Fund’s investments in mid-capitalization companies may entail greater risks and its securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of mid-capitalization companies may be traded in lower volume and be less liquid. At certain times, the general market may not favor the mid-sized companies in which the Fund invests and as a result the Fund could underperform the general market. Mid-sized companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks. The smaller the company, the greater effect these risks may have on the company’s operations and performance which could have a significant impact on the price of the security.

Mortgage-Related Securities Risk
Mortgage-related (and other asset-backed) securities represent interest in pools of mortgages (or other assets). Mortgage-Related Securities can have a fixed or adjustable interest rate. The Fund may also invest in debt securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government. The Fund may invest in collateralized mortgage obligations (“CMOs”) or collateralized debt obligations (“CDOs”). CMOs and CDOs are each divided into classes, which are referred to as “tranches.” Certain such tranches have priority over other tranches. With respect to CMOs, each tranche’s priority is generally with respect to payment of principal. With respect to CDOs, each tranche’s priority is generally with respect to the payment of cash flows to investors, and no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full. The CDO investor’s interest in the cash flows of the investment, rather than in its underlying assets, differentiates the CDO from a CMO. The value of such securities may be affected by changes in interest rates, factors concerning the interests in and structure of the issuer or originator of the underlying assets, the creditworthiness of entities that provide supporting letters of credit or other credit enhancements and the market’s assessment of the underlying assets. Mortgage-Related Securities are subject to prepayment risk, which is the risk that issuers of such securities will prepay their debt when interest rates fall and cause the Fund to have to invest its assets in lower yielding investments. The risk of prepayment is difficult to predict and may result in volatility in the Fund.

Multiple Investment Sub-Adviser Risk
The Sub-Advisers make their trading decisions independently, and, as a result, it is possible that one or more Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses to the Fund. Each Sub-Adviser uses a particular style or set of styles to select investments for the Fund. Those styles may be out of favor or may not produce the best results over the investment time periods. Each  Sub-Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

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Redmont Resolute Fund II

Non-Diversified Risk
An Underlying Investment Strategy that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Options Risk
The Fund’s investment in options may have additional risks. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time. There may also be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. In addition, each over-the-counter (“OTC”) option exposes the Fund to counterparty risk, and the Adviser may determine to concentrate any or all of its OTC option transaction with a single counterparty or a small group of counterparties. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an OTC options transaction.

Portfolio Turnover Risk
Frequent trading of securities by the Fund or Underlying Investment Strategy may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Preferred Stock Risk
If interest rates rise, the dividend on preferred stock may be less attractive, causing the price of preferred stock to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to credit risk.

Repurchase and Reverse Repurchase Transactions Risk
The Fund may enter into repurchase and reverse repurchase transactions agreements. The risks associated with these types of transactions arise if the other party to the agreement defaults or goes bankrupt and the Funds experience losses or delays in recovering their investments. In a repurchase transaction, the Fund could incur a loss if the value of the securities sold has increased in value relative to the value of the cash or collateral held by the Fund. In the case of a reverse repurchase agreement, the Fund could incur a loss if the value of the securities purchased by the Fund has decreased in value relative to the value of the collateral held by the Fund. Reverse repurchase agreements may be considered borrowing for some purposes.

Restricted Securities Risk
Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because Rule 144A securities may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the portfolio manager considers it desirable to do so and/ or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Risk of Underlying Pools
Underlying Pools are subject to management, transactional and other expenses, which will be indirectly paid by the Fund as investor party to a swap contract on an Underlying Pool. A total return swap on an Underlying Pool is not a direct investment in the Underlying Pool, and the cost of investing in the Fund may be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, and operating expenses to one or more advisors engaged to trade alternative and/or hedging strategies on behalf of the Underlying Pools (each an “Underlying Pool Manager”), which will affect the returns to which the Fund seeks access via the total return swap. There is no guarantee that any of the trading strategies used by the Underlying Pool Managers retained by the Underlying Pools will be profitable or avoid losses.

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Short Sales Risk
The Fund may sell securities short. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by the Fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If the Fund take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, the Fund’s potential losses could exceed those of mutual funds that hold only long positions.

Small Capitalization Company Risk
The Fund’s investments in small capitalization companies may entail greater risks and their securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of small capitalization companies may be traded in lower volume and be less liquid. At certain times, the general market may not favor the smaller, growth-oriented companies in which the Fund invests and as a result the Fund could underperform the general market. Smaller companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks. Additionally, information about these companies may not be readily available. The smaller the company, the greater effect these risks may have on the company’s operations and performance which could have a significant impact on the price of the security.

What are the Non-Principal Risks of Investing in the Fund?

Manager of Managers Structure Risk
There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s SAI.

MANAGEMENT

Highland Associates, Inc. (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in 1987 and is registered with the SEC as an investment adviser. As of June 30, 2015, Highland provided investment advice with respect to approximately $20.7 billion for not-for profit health care organizations, foundations and endowments across the country. The Adviser’s principal address is 2545 Highland Avenue South, Suite 200, Birmingham, AL 35205.

Pursuant to the Investment Advisory Agreement, as amended (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The Adviser has contractually agreed, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% investment advisory fee in excess of any Sub-Advisory Fees paid by the Adviser to sub-advisors in connection with the Fund. This agreement will be in effect through August 31, 2017. The Adviser will not be permitted to discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.

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Redmont Resolute Fund II

The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the amendments to the Fund’s Advisory Agreement is available in the Fund’s annual report to shareholders for the period ended April 30, 2015. On December 5, 2012, the Adviser and Financial Investors Trust (the “Trust”), of which the Fund is a series, were granted an exemptive order from the SEC that allows the Adviser to allocate and reallocate the assets of the Fund among any sub-advisers so selected pursuant to a “manager of managers” structure. The Adviser has the responsibility, subject to the oversight of the Trust’s Board, to continuously supervise each sub-adviser, monitor its adherence to the Fund’s investment strategies and evaluate its performance results. The Adviser also has the authority under this structure to retain and terminate sub-advisers, engage new sub-advisers and make material revisions to the terms of the sub-advisory agreements subject to the approval of the Trust’s Board of Trustees, but not shareholder approval. For services rendered under the sub-advisory agreements, each sub-adviser will receive a fee directly from the Adviser out of the fees that the Adviser receives from the Fund. The Fund will be required to notify shareholders within 90 days after a sub-adviser begins providing its services.

Currently, the Fund has agreements with two Sub-Advisers. The Adviser and the Trust have entered into sub-advisory agreements with respect to the Fund with the following Sub-Advisers, one or more of which may be selected from time to time by the Adviser, to manage a portion of the Fund’s assets.

PineBridge Investments LLC (“PineBridge”), 399 Park Ave., 4th Floor, New York, New York 10022, is an independent asset management organization majority owned by a subsidiary of Pacific Century Group (“PCG”), an Asia-based private investment group. Formed in 1996, PineBridge was formerly known as AIG Global Investment Corporation.

Robeco Investment Management (“RIM”), 909 Third Avenue, 32nd Floor, New York, New York 10022, is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. RIM provides investment management and investment advisory services to other institutional and proprietary accounts..

The Sub-Advisers will be engaged to manage the investments of the Fund according to the Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. The Adviser will pay the Sub-Advisers out of the advisory fee paid to the Adviser pursuant to the Advisory Agreement. The Fund is not responsible for the payment of the Sub-Advisory fee. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreements is available in each Fund’s annual report for the period ended April 30, 2015.

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order.

When this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees.

During the most recent fiscal year ended April 30, 2015, the Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment adviser. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

Fund Name	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual advisory fee to investment adviser (as a percentage of daily net assets)	Annual advisory fee to sub-adviser (as a percentage of daily net assets)
Redmont Resolute Fund II	1.50%	0.10%	N/A

PORTFOLIO MANAGERS

The portfolio managers are jointly responsible for the day-to-day operation of the Fund. Each of the persons listed below have served as the Fund’s portfolio manager on behalf of the Adviser since the Fund’s inception in December 2011.

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PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
R. Scott Graham, CFA
Lead Portfolio Manager of the Fund. Mr. Graham joined the Adviser in September 2006 as a consultant to the firm’s institutional client base and has been a shareholder in the Adviser since September 2008. Mr. Graham became a Principal of the Adviser in September 2014 and Chief Investment Officer in November 2014. Mr. Graham is a voting member of the Adviser’s investment oversight committee which oversees the entire asset allocation and manager selection process for the firm. Prior to joining the Adviser, Mr. Graham was a senior financial analyst with Vulcan Materials Company where he managed the internal portfolio for the company

Michael T. Lytle, CFA
Assistant Portfolio Manager of the Fund. Mr. Lytle joined the Adviser in October 2006 as a consultant to the firm’s institutional client base and has been a shareholder in the Adviser since September 2008. Mr. Lytle became a Principal of the Adviser in September 2014. Mr. Lytle is a voting member of the Adviser’s investment oversight committee which oversees the entire asset allocation and manager selection process for the firm. Prior to joining the Adviser, Mr. Lytle was a fixed income portfolio manager with AmSouth Asset Management where he managed a number of institutional fixed income portfolios as well as developed and managed the company’s model portfolio program.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

While Mr. Graham and Mr. Lytle will have the day-to-day responsibility of managing the fund, the Adviser’s entire investment process is overseen by the firm’s Investment Oversight Committee (“IOC”). The IOC includes all of the investment professionals of the firm and the seven voting members average 20 years of investment experience and are all shareholders in the firm.

PineBridge

Each of the persons listed below has served as a portfolio manager of the Fund on behalf of the applicable Sub-Adviser since October 10, 2014.

PORTFOLIO MANAGER	PAST 5 YEARS’ BUSINESS EXPERIENCE
Michael J. Kelly, CFA
Mr. Kelly joined PineBridge Investments in 1999 and is responsible for asset allocation and manager selection. This includes expanding our capabilities for institutional pension fund advisory and retail orientated asset allocation vehicles throughout PineBridge Investments with respect to our approaches to both asset allocation and manager selection. The Global Multi-Asset Team manages lifestyle and asset allocation strategies, and has developed and manages principal protected strategies and global tactical asset allocation. The team has provided strategic advice for corporate, trade group, and government pension plans and has differentiated approaches to Liability Driven Investment and Total Retirement Outsourcing. Mr. Kelly serves as a rotating member of the Executive Committee, is a member of the Illiquid Council and the Sr. Management Committee, and Chair’s the firm’s Proxy Committee. Prior to PineBridge Investments, he spent 15 years with JP Morgan Investment Management in various research and portfolio management roles. Prior to JP Morgan he spent several years in research at the economic consulting firm, Townsend-Greenspan & Co. His investment experience began in 1980. Mr. Kelly received an MBA from the Wharton Graduate School of Business and is a CFA charterholder.

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Redmont Resolute Fund II

PORTFOLIO MANAGER	PAST 5 YEARS’ BUSINESS EXPERIENCE
Paul Mazzacano
Mr. Mazzacano joined the firm in 2001 as a Product Manager in the Global Product Management and Development team. He assumed the role of Head of Product Management in 2006, and then in 2007 Head of Investment Manager Research. He is responsible for the global coordination of PineBridge Investments manager selection and monitoring activities. Mr. Mazzacano’s prior experience includes seven years at Diversified Investment Advisors, where he was responsible for selecting and monitoring sub-advisory relationships with institutional investment management firms. Before that, he gained investment experience at Oppenheimer & Company. Paul received a BS in Mathematics with Applied Options from Fordham University and an MBA from Hagan School of Business, Iona College. He holds Series 7 and 63 Securities licenses.

Agam Sharma
Mr. Sharma joined the firm in 2013, and is a Portfolio Manager within PineBridge Investments’ Global Multi-Asset Team. Mr. Sharma focuses on developing portfolio strategy, sits on many of the Multi-Asset implementation teams, and serves as a primary interface with clients. Prior to joining PineBridge, he spent seven years at BlackRock Inc. where he was part of the Special Opportunities Group working across multiple fixed income segments and alternative asset classes to identify investment opportunities and structure investments and vehicles best suited to client needs. Prior to that, Mr. Sharma was a senior consultant with Deloitte where he advised senior client executives globally on strategy, business process, and technology solutions across several industry sectors. Mr. Sharma holds a Master’s in Business Administration from Harvard Business School as well as a Master’s degree in Biotechnology from the Indian Institute of Technology.

PORTFOLIO MANAGER	PAST 5 YEARS’ BUSINESS EXPERIENCE
Jose R. Aragon
Mr. Aragon joined the firm in 2003 and is a Portfolio Manager for PineBridge Investments multi-asset products. Prior to assuming this role, Mr. Aragon managed a multi-strategy hedge fund. Preceding this, he was a Quantitative Analyst in the firm’s Structured Equity group. Before joining PineBridge Investments, Mr. Aragon was a Captain in the U.S. Air Force. During his tenure in the military, Mr. Aragon was an Assistant Professor of Aerospace Studies at the University of Illinois, Urbana-Champaign. Prior to this, he was stationed at Wright-Patterson Air Force Base, where he was the F-16 Production Risk Manager and Avionics Systems Engineer. Mr. Aragon received a BS in Electrical and Computer Engineering from Carnegie Mellon University, graduating with the Carnegie Mellon President’s Award. He also received an MBA in Finance, Accounting, Entrepreneurship and International Business from the Kellogg School of Management at Northwestern University. Mr. Aragon is an Alumnus of the Robert Toigo Foundation, a member of the Society of Quantitative Analysts and a member of the Global Association of Risk Professionals.

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PORTFOLIO MANAGER	PAST 5 YEARS’ BUSINESS EXPERIENCE
Peter Hu, CFA, FRM
Mr. Hu joined the firm in 2006 as an Analyst within the Quantitative Portfolio Management Group and moved to the Global Multi-Asset Team in 2009. Mr. Hu is now the Portfolio Manager of the Multi-Asset Strategy and is also responsible for developing investment and risk management tools for products managed by the Global Multi-Asset Team. Mr. Hu also co-chairs the Global Derivatives Committee to ensure adequate risk management associated with derivatives investment in the firm. Prior to joining the firm, Mr. Hu worked as a Derivative Pricing Analyst at International Funds Services where he was responsible for the derivative pricing process and developed pricing tools for various derivatives instruments. Mr. Hu received a Masters of Engineering in Financial Engineering from Cornell University and a Masters of Operations Research and Bachelor of Technology in Industrial Mathematics from the University of Auckland, New Zealand. Mr. Hu is a CFA charterholder and a Certified FRM holder.

RIM

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Jay Feeney
Co-Chief Executive Officer and Chief Investment Officer-Equities of RIM. Mr. Feeney is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. He was one of the original partners of Boston Partners Asset Management in 1995. Prior to assuming these roles, he was Director of Research. Mr. Feeney joined the firm upon its inception in 1995 from Putnam Investments where he managed mortgage-backed securities portfolios.

PORTFOLIO MANAGERS	PAST 5 YEARS’ BUSINESS EXPERIENCE
Eric Connerly
Director of Research of RIM. Prior to assuming this role, Mr. Connerly was a research analyst covering the financial, electronics, defense, transportation, and energy sectors and managed a merger arbitrage portfolio. He joined the firm from John Hancock Mutual Funds where he was an analyst and assisted in the management of a small cap portfolio. Prior to that, he was a senior equity analyst at SEI Investments overseeing their small cap equity portfolios.

More information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Fund is included in the SAI.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Fund’s administrator, fund accounting agent and transfer agent. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

BUYING AND REDEEMING SHARES

Classes of Shares

The Fund currently offers Class I shares.

Sales of shares of the Fund are limited to existing or new investment advisory clients of the Adviser. Further, Class I shares are offered only through certain types of financial intermediaries and to certain institutional investors. Class I shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/ or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments. Class I shares are not offered directly to individual investors.

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Redmont Resolute Fund II

Payments to Financial Intermediaries

The Fund’s Adviser and its affiliates may also make payments for distribution and/or shareholder servicing activities for out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

Investment Minimums

The Fund offers investors one class of shares: Class I shares. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase or redeem shares of the Fund directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee. The Fund calculates the Net Asset Value (“NAV”) per share for the Fund at the end of each business day. You may obtain the current NAV of Fund shares at no cost by calling (855) 268-2242 or by logging on to the Fund’s website at www.redmontfunds.com.

The Fund will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

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Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;

•	Redemptions related to death or due to a divorce decree;

•
Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

•
Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

The Fund does not currently impose an account minimum. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

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Redmont Resolute Fund II

Share Certificates

The Fund does not issue share certificates.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/ Insufficient Funds Policy

The Fund reserves the right to cancel a purchase if payment if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

If you sell your shares of the Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

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The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/ dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

Options on securities and options on indices will be valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over- the-counter market and generally will be valued based on quotes received from a third party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

When such prices or quotations are not available, or when the Fund’s Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

28	| Prospectus | August 31, 2015

Redmont Resolute Fund II

DIVIDENDS AND DISTRIBUTIONS

The Fund normally pays dividends, if any, on an annual basis. The Fund also normally distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/ or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;

(ii)	U.S. corporations;

(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv)
a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will satisfy these distribution requirements.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

Distributions of net capital gains that are properly designated by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Fund does not expect a significant portion of its distributions to derive from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends received by the Fund, to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

www.redmontfunds.com |	29

The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from ETFs in which the Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. The Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals is 20%. For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. You can avoid this, if you choose, by investing soon after the Fund has paid a dividend.

Sale of Fund Shares

A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

Redemption of Fund Shares

A shareholder who redeems shares in the Fund generally will recognize a capital gain or loss. The gain or loss will be equal to the difference between the amount received in the redemption (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long term loss. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

Taxation of Certain Investments

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Fund makes no assurances regarding its ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. The Fund may hold securities that are passive foreign investment companies for U.S. federal income tax purposes. The Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “TAXES – Special Tax Considerations.”

30	| Prospectus | August 31, 2015

Redmont Resolute Fund II

The Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, the original issue discount will be included in the Fund’s ordinary income. Even though payment of that amount is not received until a later time, related distributions will be taxed to shareholders as ordinary income. The Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in the Fund. For information regarding the surtax on net investment income, see the SAI under “TAXES – Surtax on Net Investment Income.”

Backup Withholding

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish certain information and certifications to the Fund or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the SAI under “TAXES – Backup Withholding.”

Foreign Accounts

Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXES – Foreign Accounts.”

You should consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche, LLP, whose report, along with the Fund’s financial statements and financial highlights, are included in the Fund’s annual report, which is available upon request by calling the Fund at (855) 268-2242.
For a share outstanding throughout the periods presented.

	Class I
	For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Period Ended April 30, 2012(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$11.18		$11.05		$10.34	$10.00
INCOME/(LOSS) FROM OPERATIONS
Net investment income/(loss)(b)	0.20		0.13		0.11	(0.03)
Net realized and unrealized gain on investments	0.26		0.19		0.68	0.37
Total from Investment Operations	0.46		0.32		0.79	0.34

LESS DISTRIBUTIONS
Net investment income	(0.24)		(0.11)		(0.08)	–
Net realized gain on investments	(0.08)		(0.08)		–	–
Total Distributions	(0.32)		(0.19)		(0.08)	–
NET INCREASE IN NET ASSET VALUE	0.14		0.13		0.71	0.34
NET ASSET VALUE, END OF PERIOD	$11.32		$11.18		$11 .05	$10.34
TOTAL RETURN(c)	4.16%		2.85%		7.65%	3.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$689,266		$604,949		$446,319	$78,498
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver(d)	1.68	%(e)	1.69	%(e)	1.32%	1.63	%(f)
Operating expenses including reimbursement/waiver(d)	0.33	%(e)	0.29	%(e)	0.22%	1.13	%(f)
Net investment income/(loss) including reimbursement/waiver(d)	1.79%		1.19%		1.08%	(0.97	)%(f)
PORTFOLIO TURNOVER RATE	54%		114%		51%	18	%(g)

(a)      The Fund’s inception was December 30, 2011.
(b)      Calculated using the average shares method.
(c)      Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(d)      The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)      Dividend and interest expense on securities sold short totaled 0.10% and 0.08% of average net assets for the years ended April 30, 2015 and 2014, respectively.
(f)       Annualized.
(g)      Not Annualized.

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Redmont Resolute Fund II

FACTS	WHAT DOES REDMONT RESOLUTE FUND II (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	•	Social Security number and account transactions
	•	Account balances and transaction history
	•	Wire transfer instructions

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

Questions? Call (855) 268-2242 or go to www.redmontfunds.com.

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Who we are

Who is providing this notice?	Redmont Resolute Fund II

What we do

How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you
	•	open an account
	•	provide account information or give us your contact information
	•	make a wire transfer or deposit money

Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes-information about your creditworthiness
Why can’t I limit all sharing?	•	affiliates from using your information to market to you
	•	sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• The Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.
• The Fund does not jointly market.

Other Important Information

California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

34	| Prospectus | August 31, 2015

Intentionally Left Blank

ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The statement of additional information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

Householding Relationships

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at (855) 268-2242, by writing the Fund at Redmont Funds, P.O. Box 1436, Denver, CO 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at www.redmontfunds.com.

You can also review the Fund’s shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-8194)

Summary	2
Investment Objective and Principal Strategies	8
More on the Fund’s Investments and Related Risks	9
Disclosure of Portfolio Holdings	13
Management	13
Administrator, Distributor and Transfer Agent of the Fund	14
Buying, Exchanging and Redeeming Shares	14
Share Transactions	19
Dividends and Distributions	21
Taxes	22
Financial Highlights	26
Privacy Policy	28
Additional Information About the Fund	Back Cover

Prospectus August 31, 2015 | 1

STONEBRIDGE SMALL-CAP GROWTH FUND (THE “FUND”)

Investment Objective
The Stonebridge Small-Cap Growth Fund (the “Fund”) seeks long-term growth of capital.

Fees And Expenses Of The Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Redemption Fee (as a percentage of amount redeemed within 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None%
Other Expenses	1.37%
Total Annual Fund Operating Expenses	2.12%

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Stonebridge Small-Cap Growth Fund	215	664	1,138	2,448

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategies Of The Fund
The Fund invests primarily in common stocks of companies that Stonebridge Capital Management, Incorporated (the “Adviser” or “Stonebridge”), the investment adviser of the Fund, believes have good prospects for superior earnings growth.

Stonebridge Funds | 2

The Fund invests at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies. The Adviser employs a fundamental, research-driven and bottom-up process for picking common stocks of companies from a universe of potential investments that typically contains over 3,000 publicly traded small-cap companies with market capitalizations at the time of purchase of between $100 million and $3 billion. This potential investment universe is typically pared with a preference for companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%. The Adviser may further refine this investment universe based upon certain qualitative and quantitative criteria, such as novel technologies/products, leading/growing market share, operating leverage, competitive advantages and the current position in the economic cycle. As a result of this process and further fundamental analysis, the Adviser seeks to identify approximately 30 - 50 stocks that it believes are likely to enable the Fund to achieve its investment objectives. The Adviser generally will purchase an investment for the Fund from this selected group of possible investments if it meets the aforementioned criteria and if, in the Adviser’s view, there is significant potential for the stock to generate excess returns based on the Adviser’s proprietary target price for that stock.

The Fund currently invests a significant portion of its total assets in technology companies and in companies engaged in the development, production and distribution of health care products and services. The Fund may continue to make such investments in the future. The Fund may invest up to 10% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets. The weighted average market capitalization of the Fund’s portfolio at any time, on a cost basis, will be below $3 billion. Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Fund may invest.

Principal Risks Of The Fund
As with any mutual fund, there are risks to investing. Neither the Fund nor the Adviser can guarantee that the Fund will meet its investment objectives. Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Stock Market Risk
The value of stocks and other equity securities in the Fund’s portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions and investor confidence, and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Growth Style Risk
The Fund may invest in growth stocks, which are characterized by high price-to-earnings ratios, and which may be more volatile than value stocks with lower price-to-earnings ratios.

Small-Cap Company Risk
While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Healthcare Sector Risk
The Fund may from time to time invest a substantial portion of its total assets in one or more industries within the healthcare sector (understood to refer generally to companies principally engaged in the development, production and distribution of healthcare products and services). The Fund does not, however, anticipate that its investments in any one such industry or related industries will exceed 25% of the Fund’s portfolio. As a result of such investments, market or economic factors affecting healthcare companies could have a major effect on the value of the Fund’s investments. In general, the performance of healthcare companies tends to be affected by factors such as rapid innovation, the expiration of patents, product liability lawsuits and other litigation, changes in law and regulatory requirements, and changes in the reimbursement rates for their products and services. In particular, the continuing implementation of the Patient Protection and Affordable Care Act may significantly affect the financial performance of healthcare companies.

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Technology Sector Risk
The Fund may from time to time invest a substantial portion of its total assets in one or more industries within the technology sector. The Fund does not, however, anticipate that its investments in any one such industry or related industries will exceed 25% of the Fund’s portfolio. As a result of such investments, market or economic factors impacting technology companies could have a major effect on the value of the Fund’s investments. Stock prices of technology companies are particularly vulnerable to rapid changes in product cycles, government regulation, high personnel turnover and shortages of skilled employees, product development problems, and aggressive pricing and other forms of competition. In addition, technology stocks, particularly those of smaller, less seasoned companies, tend to have high price/earnings ratios and to be more volatile than the overall market.

Sector Risk
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors, such as, for example, the technology or healthcare sectors. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Foreign Securities Risk
Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk
In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

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Managed Portfolio Risk
The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Portfolio Turnover Risk.
The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

Please see “What are the Principal and Non-Principal Risks of Investing in The Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown prior to February 15, 2013 reflects the performance of the Stonebridge Institutional Small-Cap Growth Fund, a series of the Stonebridge Funds Trust (the “Predecessor Institutional Fund”), as a result of a prior reorganization of the Predecessor Institutional Fund into the Fund, without the effect of any fee and expense limitations or waivers. The Fund also undertook a reorganization with the Stonebridge Small-Cap Growth Fund (the “Predecessor Investor Fund”) around the same time as its reorganization with the Predecessor Institutional Fund. The Fund’s performance information reflects the track record of the Predecessor Institutional Fund only. The Predecessor Investor Fund and the Predecessor Institutional Fund were both managed by the Adviser and had identical investment objectives, strategies and risks. The Adviser managed them in a substantially similar faction.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual returns for the Predecessor Institutional Fund over the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (including the performance of the Predecessor Institutional Fund) (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available by calling 1-800-639-3935.

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Calendar Year Annual Returns

Best Quarter	Worst Quarter
June 30, 2009: 42.14%	December 31, 2008: -30.95%

The Fund’s year-to-date return as of June 30, 2015 was 8.73%.

Average Annual Total Returns (for the periods ended December 31, 2014)

	One Year	Five Years	Ten Years
Return Before Taxes	-9.15%	5.47%	1.29%
Return After Taxes on Distributions*	-11.92%	4.58%	0.71%
Return After Taxes on Distributions and Sale of Fund Shares*	-5.04%	3.93%	0.94%
Russell 2000 Growth Index (no deduction for fees, expenses and taxes)	5.60%	16.80%	8.54%
S&P 500 Total Return Index (no deduction for fees, expenses and taxes)	13.69%	15.45%	7.67%

*
After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

Management
Investment Adviser
Stonebridge is the investment adviser to the Fund.

Portfolio Managers
Richard C. Barrett and Matthew W. Markatos are the portfolio managers for the Fund, and are jointly responsible for the day-to-day management of the Fund’s portfolio. Messrs. Barrett and Markatos have served in that capacity since the inception of the Fund in 2013. In addition, Messrs. Barrett and Markatos have served as portfolio managers for the Predecessor Investor Fund and Predecessor Institutional Fund since 1979 and 2000, respectively. Mr. Barrett has served as President of Stonebridge for over twenty-five years. Mr. Markatos has served as Executive Vice-President of Stonebridge for over ten years.

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Purchase and Sale of Fund Shares
The minimum initial investment is $2500 for shares of the Fund. The minimum for subsequent investments is $100. The shares of the Fund are redeemable. You may redeem some or all of your shares on any business day by telephone, by mail, or by wire.

Purchases and redemptions may be made on any day the New York Stock Exchange is open for trading by calling toll free 1-800-639-3935 or by regular mail at Stonebridge Funds, P.O. Box 1920, Denver, CO 80201.

Tax Information
For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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STONEBRIDGE SMALL-CAP GROWTH FUND (THE “FUND”)

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund seeks long-term growth of capital.

While there is no assurance that the Fund will achieve its investment objective, the Fund endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests primarily in common stocks of companies that Stonebridge Capital Management, Incorporated (the “Adviser” or “Stonebridge”), the investment adviser of the Fund, believes have good prospects for superior earnings growth.

The Fund invests at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies. The Adviser employs a fundamental, research-driven and bottom-up process for picking common stocks of companies from a universe of potential investments that typically contains over 3,000 publicly traded small-cap companies with market capitalizations at the time of purchase of between $100 million and $3 billion. This potential investment universe is typically pared with a preference for companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%. The Adviser may further refine this investment universe based upon certain qualitative and quantitative criteria, such as novel technologies/products, leading/growing market share, operating leverage, competitive advantages and the current position in the economic cycle. As a result of this process and further fundamental analysis, the Adviser seeks to identify approximately 30 - 50 stocks that it believes are likely to enable the Fund to achieve its investment objectives. The Adviser generally will purchase an investment for the Fund from this selected group of possible investments if it meets the aforementioned criteria and if, in the Adviser’s view, there is significant potential for the stock to generate excess returns based on the Adviser’s proprietary target price for that stock.

The Adviser’s primary criterion for selling a particular stock held by the Fund is whether the stock’s current market price has met or exceeded its proprietary target price. The Adviser may also sell an investment held by the Fund if that investment no longer meets the investment criteria discussed above, if the Adviser identifies another investment with more attractive relative prospects for appreciation and growth, if a company (or industry in which a company operates) has experienced an adverse event, or if an investment is underperforming its peer group. In addition, the Adviser may sell all or a portion of an investment held by the Fund if it becomes greater than 5% of the Fund’s total assets due to market appreciation. The Fund would not necessarily sell a security held by the Fund if the issuer’s market capitalization fell below $100 million.

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The Fund currently invests a significant portion of its total assets in technology companies and in companies engaged in the development, production and distribution of health care products and services. The Fund may continue to make such investments in the future. The Fund may invest up to 10% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets. The weighted average market capitalization of the Fund’s portfolio at any time, on a cost basis, will be below $3 billion. Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Fund may invest.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Equity Securities
Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends.

Small-Cap Growth Stocks
The Fund invests at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies. The Adviser understands the term “small cap” to refer typically to companies with market capitalizations at the time of purchase of between $100 million and $3 billion.

Foreign Securities
The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States including companies located in emerging markets. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

Securities of Technology Companies
As part of investing in small-cap growth stocks, the Fund may from time to time invest a substantial portion of its total assets in one or more industries within the technology sector. However, it is anticipated that the Fund’s investments within any one such industry in the technology sector will not exceed 25% of the Fund’s portfolio.

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Securities of Healthcare Companies
As part of investing in small-cap growth stocks, the Fund may from time to time invest a substantial portion of its total assets in one or more industries within the healthcare sector (generally understood to refer to companies principally engaged in the development, production and distribution of healthcare products and services). However, it is anticipated that the Fund’s investments within any one such industry in the healthcare sector will not exceed 25% of the Fund’s portfolio.

WHAT ARE THE NON-PRINCIPAL STRATEGIES OF THE FUND?

Lending of Portfolio Securities
In order to generate additional income, the Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses.

Illiquid Securities
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Temporary Defensive Positions/Cash Positions
The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities or cash and cash equivalents. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. Under such circumstances, the Fund may not achieve its investment objective.

Portfolio Turnover
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” Although the Funds may not engage in active and frequent trading of securities as a primary investment strategy, a Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, although such expenses are not reflected in a Fund’s Fees and Expenses table. Such sales may also result in realization of taxable capital gains, specifically short-term capital gains, which are taxed at ordinary U.S. federal income tax rates when distributed to shareholders who are individuals. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

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Additional Information Regarding Investment Strategies
With respect to any percentage restriction on investment or use of assets discussed in the relevant “Fund Summary” sections above, if such a percentage restriction is adhered to at the time a transaction is effected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Other Investments and Risks
The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Fund to additional risks. Please review the Statement of Additional Information (“SAI”) for more information about the additional types of securities in which the Fund may invest and their associated risks.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Summary” section and further described below. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. For additional information regarding risks of investing in the Fund, please see the Statement of Additional Information.

Stock Market Risk
The value of stocks and other equity securities in the Fund’s portfolio will fluctuate depending on the performance of the companies that issued them, general market and economic conditions and investor confidence, and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Growth Style Risk
The Fund may invest in growth stocks, which are characterized by high price-to-earnings ratios, and which may be more volatile than value stocks with lower price-to-earnings ratios.

Small-Cap Company Risk
While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Healthcare Sector Risk
The Fund may from time to time invest a substantial portion of its total assets in one or more industries within the healthcare sector (understood to refer generally to companies principally engaged in the development, production and distribution of healthcare products and services). The Fund does not, however, generally anticipate that its investments in any one such industry or related industries will exceed 25% of the Fund’s portfolio. As a result of such investments, market or economic factors affecting healthcare companies could have a major effect on the value of the Fund’s investments. In general, the performance of healthcare companies tends to be affected by factors such as rapid innovation, the expiration of patents, product liability lawsuits and other litigation, changes in law and regulatory requirements, and changes in the reimbursement rates for their products and services. In particular, the continuing implementation of the Patient Protection and Affordable Care Act may significantly affect the financial performance of healthcare companies.

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Technology Sector Risk
The Fund may from time to time invest a substantial portion of its total assets in one or more industries within the technology sector. The Fund does not, however, generally anticipate that its investments in any one such industry or related industries will exceed 25% of the Fund’s portfolio. As a result of such investments, market or economic factors impacting technology companies could have a major effect on the value of the Fund’s investments. Stock prices of technology companies are particularly vulnerable to rapid changes in product cycles, government regulation, high personnel turnover and shortages of skilled employees, product development problems, and aggressive pricing and other forms of competition. In addition, technology stocks, particularly those of smaller, less seasoned companies, tend to have high price/earnings ratios and to be more volatile than the overall market.

Sector Risk
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to concentrate its investments in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors, such as, for example, the technology or healthcare sectors. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Foreign Securities Risk
Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk
In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Managed Portfolio Risk
The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses. As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Adviser’s investment techniques could fail to achieve the Fund’s investment objective.

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Portfolio Turnover Risk
The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

Disclosure of Portfolio Holdings

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s Statement of Additional Information.

MANAGEMENT

INVESTMENT ADVISER

Stonebridge Capital Management, Incorporated, located at 1801 Century Park East, Suite 1800, Los Angeles, California 90067, acts as the investment adviser to the Fund. The Adviser has provided investment management services to individuals and institutional clients for over 60 years. It supervises the investment of the Fund’s assets and places orders with securities broker/dealers for the purchase or sale of securities on behalf of the Fund, subject to the policies and controls of the Fund’s Board of Trustees.

The Adviser receives advisory fees from the Fund paid monthly based on an annual rate of 0.75% of the Fund’s average daily net assets. The initial term of the advisory agreement is two years. The Board may extend the advisory agreement for additional one-year terms. The Board, shareholders of the Funds or the Adviser may terminate the advisory agreement upon sixty (60) days’ notice. The Fund’s annual report for the period ended April 30, 2015 includes a discussion of certain factors that the Board of Trustees considered in approving the Fund’s advisory agreement with the Adviser.

During the most recent fiscal year ended April 30, 2015, the Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

Fund Name	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual advisory fee to investment adviser (as a percentage of daily net assets)
Stonebridge Small-Cap Growth Fund	0.75%	0.75%

PORTFOLIO MANAGERS

The portfolio managers of the Fund, whose respective biographies appear are below, are jointly responsible for the day-to-day operation of the Fund.

Richard C. Barrett, C.F.A., C.I.C., is President, Chairman of the Stonebridge Investment Committee and a principal of the firm. In 1967, Mr. Barrett began his investment career as a financial analyst for a major investment banking firm in New York City. In 1972, he became a portfolio manager for Lionel D. Edie, a national investment adviser, and joined Stonebridge in 1979. He holds a Bachelor of Science in business and mathematics from the University of Connecticut and a Master of Business Administration from Pepperdine University, and the professional designations of Chartered Financial Analyst and Chartered Investment Counselor. Mr. Barrett is a member of the CFA Institute and the CFA Society of Los Angeles.

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Matthew W. Markatos, C.F.A., C.I.C., an Executive Vice President, Managing Director, and a principal of the firm, joined Stonebridge in 2000. Prior to joining Stonebridge, he was a Portfolio Manager and Analyst with Van Deventer & Hoch Investment Counsel. Mr. Markatos holds a Bachelor of Arts in Economics with a focus in Mathematics from Pomona College. He was also the recipient of the Lorne D. Cook award in Economics. Mr. Markatos is a member of the CFA Institute and the CFA Society of Los Angeles.

The Fund’s Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Fund’s administrator, fund accounting agent and transfer agent. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

BUYING, EXCHANGING AND REDEEMING SHARES

The Fund currently offers only one class of shares.

ADMINISTRATIVE FEES (NETWORKING, OMNIBUS POSITIONING FEE)
Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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INVESTMENT MINIMUMS

You can open an account and make an initial purchase of shares of the Fund directly from the Fund or through a financial intermediary that has established an agreement with the Distributor, provided that shares of the Fund are available for purchase in your state of residence. Please check with your financial intermediary to ensure your eligibility to purchase shares of the Fund.

Minimum Investments
To open a new account	$2500
To open a new account with an Automatic Investment Plan	$0
To add to an account	$100

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

The minimum investment requirements do not apply to reinvested dividends, purchases by Service Organizations acting on behalf of their customers, officers, trustees, directors, employees and retirees of the Trust, Adviser, Administrator or any direct or indirect subsidiary, or any spouse, parent or child of any of these persons.

The Fund will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

BUYING SHARES

How to Open an Account
By Mail
Send a completed Account Application and a check or money order payable in U.S. dollars and drawn on a bank located in the U.S. to Stonebridge Funds, P.O. Box 1920, Denver, CO 80201. If you prefer to wire your payment, call 1-800- 639-3935 for wiring instructions.

How to Add to an Account
By Mail
Send a check or money order payable in U.S. dollars and drawn on a bank located in the U.S. to Stonebridge Funds, P.O. Box 1920, Denver, CO 80201. Specify your account number and the name of the Fund in which you are investing.

By Wire	Call 1-800-639-3935 to receive wiring instructions.
Automatically
Complete the Automatic Investment Plan Section of your Account Application or Account Options Form to have $100 or more automatically withdrawn from your bank account monthly. Call 1-800-639-3935 to receive an application.

Shares may be purchased or redeemed directly or through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase or redeem shares.

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In order to buy or redeem shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may be charged a fee if they effect transactions through a broker or an agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Stonebridge Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

REDEEMING SHARES

Redemptions, like purchases, may generally be effected directly or through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

REDEMPTION PAYMENTS

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. A 2.00% fee will be assessed from your account on the redemption of Fund shares held for 30 days or less, including shares held through omnibus account arrangements. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a Medallion signature guarantee.

If you have authorized wire redemption service, the Trust will wire your redemption proceeds directly into your designated bank account, normally within 3 business days after the Trust receives a valid redemption request.

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The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

REDEMPTIONS IN-KIND

The Fund reserves the right to make payment in-kind of securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part in-kind with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

REDEMPTION FEES

If you sell your shares of the Fund after holding them 30 calendar days or less, a 2.00% redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;

•	Redemptions related to a disability as defined by Internal Revenue Service requirements;

•	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;

•	Redemptions due to divorce for shares transferred pursuant to a divorce decree;

•	Redemptions of shares through a systematic withdrawal plan;

•	Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;

•	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;

•	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;

•	Rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund;

Prospectus August 31, 2015 | 17

•	Redemptions in-kind;

•
Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of the Fund by the Board of Trustees;

•
Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;

•
Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and

•	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. Certain intermediaries may charge additional fees in association with redemptions. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether and how short-term redemption fees will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

How to Redeem Fund Shares
By Telephone
Call 1-800-639-3935 and give the account name, account number, the Fund’s name and amount of redemption ($1,000 minimum). This option is available only if you check the appropriate box on the Account Application.

If you do not have and would like to add the telephone redemption feature, send a written request to Stonebridge Funds, P.O. Box 1920, Denver, CO 80201.
By Mail	Send a written request to Stonebridge Funds, P.O. Box 1920, Denver, CO 80201. Your written request must:
	•	be signed by each account owner (a Medallion signature guarantee is required for any redemption over $10,000 or any redemption being mailed to any address or payee other than a shareholder of record),
	•	state the number or dollar amount of shares to be redeemed, and
	•	include your account number and tax identification number.
By Wire
Call 1-800-639-3935 or write to Stonebridge at Stonebridge Funds, P.O. Box 1920, Denver, CO 80201. You will need to provide your account name and number, the name of the Fund and the amount of redemption ($1,000 minimum per transaction if made by wire).

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SHARE TRANSACTIONS

SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS

The Fund does not currently impose an ongoing account minimum. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements. The Fund reserves the right to waive or change account balance minimums.

SHARE CERTIFICATES

The Fund does not issue share certificates.

VERIFICATION OF SHAREHOLDER TRANSACTION STATEMENTS

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

FREQUENT PURCHASES AND SALES OF FUND SHARES

Because of the risks associated with an investment in the Fund, and so that you can better manage volatility in the Fund’s NAV, the Fund recommends that you invest only for the long term. Short-term buying and selling of shares of the Fund may have detrimental effects on the Fund and other shareholders. Short-term trading and market timing can disrupt the management of the Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders.

The Board has adopted policies and procedures designed to deter frequent purchases and redemptions, and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. The Fund may also refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

If you sell your shares of the Fund after holding them 30 calendar days or less, a 2.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

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Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

HOW FUND SHARES ARE PRICED

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/ dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if its Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

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The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

The Fund normally pays dividends and net investment income, if any, on an annual basis. The Fund normally distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

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TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;
(ii)	U.S. corporations;
(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or
(iv)
a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

The Fund intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus does not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Fund also intends to meet certain distribution requirements such that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will satisfy these distribution requirements.

TAXATION OF FUND DISTRIBUTIONS

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

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Distributions of net capital gains that are properly designated by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Portions of the Fund’s distributions may be derived from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends received by the Fund; to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from ETFs in which that Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. The Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by the Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals is currently 20%. For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. You can avoid this, if you choose, by investing soon after the Fund has paid a dividend.

SALE OF FUND SHARES

A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

REDEMPTION OF FUND SHARES

A shareholder who redeems shares in the Fund generally will recognize a capital gain or loss. The gain or loss will be equal to the difference between the amount received in the redemption or exchange (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

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Under current federal tax laws, any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long term loss. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

TAXATION OF CERTAIN INVESTMENTS

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Fund makes no assurances regarding its ability or willingness to so elect. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. The Fund may hold securities that are passive foreign investment companies for U.S. federal income tax purposes. The Fund may make certain tax elections with respect to an investment in a passive foreign investment company, which may result in an acceleration of the recognition of income and/or the recognition of ordinary income. For more information, see the SAI under “TAXES – Special Tax Considerations.”

The Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, the original issue discount will be included in the Fund’s ordinary income. Even though payment of that amount is not received until a later time, related distributions will be taxed to shareholders as ordinary income. The Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy their distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

SURTAX ON NET INVESTMENT INCOME

A surtax of 3.8% applies to net investment income of a non-corporate taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in the Fund. For information regarding the surtax on net investment income, see the SAI under “TAXES – Surtax on Net Investment Income.”

Stonebridge Funds | 24

BACKUP WITHHOLDING

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the SAI under “TAXES – Backup Withholding.”

FOREIGN ACCOUNTS

Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXES – Foreign Accounts.”

You should consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for each fiscal period shown. Please note that the financial highlights information in the following table represents financial highlights of the Fund through each fiscal period shown below. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds’ (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements, which were audited by Deloitte & Touche LLP, except for the financial highlights for each of the three years prior to the period ended October 31, 2012, which were audited by other auditors. Deloitte & Touche LLP’s report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request by calling the Fund at 1-800-639-3935.

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STONEBRIDGE SMALL-CAP GROWTH FUND

The financial highlights table is intended to help you understand the Predecessor Institutional Fund’s financial performance for each of the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

For a share outstanding through the periods presented

	Year Ended April 30, 2015		Year Ended April 30, 2014		Six Months Ended April 30, 2013(1)		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
PER SHARE DATA
Net asset value, beginning of period	$9.42		$8.74		$8.42		$7.90	$7.91	$6.38

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.15	)(2)	(0.20	)(2)	(0.15	)(2)	(0.30)	(0.26)	(0.24)
Net realized and unrealized gain/(loss) on investments	(0.27)		1.26		0.47		0.82	0.25	1.77
Total Income/(Loss) from Investment Operations	(0.42)		1.06		0.32		0.52	(0.01)	1.53
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(0.64)		(0.38)		–		–	–	–
Total Distributions to Shareholders	(0.64)		(0.38)		–		–	–	–
Net Increase/(Decrease) in Net Asset Value	(1.06)		0.68		0.32		0.52	(0.01)	1.53
Net asset value, end of period	$8.36		$9.42		$8.74		$8.42	$7.90	$7.91
Total Return	(3.83)%		12.20%		3.80	%(3)	6.58%	(0.13)%	23.98%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$16,378		$18,704		$17,842		$12,673	$12,457	$13,492
Ratios to average net assets:
Expenses (excluding fee waivers)	N/A		N/A		N/A		N/A	N/A	3.48%
Expenses (including fee waivers)	2.12%		2.25%		3.86%	(4)	3.89%	3.36%	3.40%
Net investment loss (including fee waivers)	(1.73)%		(2.09)%		(3.52	)%(4)	(3.58)%	(2.96)%	(3.19)%
Portfolio Turnover Rate(5)	138%		152%		89%		222%	195%	115%

(1)	The Fund’s fiscal year end changed from October 31st to April 30th. See Note 1.
(2)	Calculated using the average shares method.
(3)	Total return not annualized for periods less than one full year.
(4)	Annualized.
(5)	Portfolio turnover rate for periods less than one full year have not been annualized.

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FACTS	WHAT DOES THE STONEBRIDGE SMALL-CAP GROWTH FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	•	Social Security number and account transactions
	•	Account balances and transaction history
	•	Wire transfer instructions
How?
All financial companies need to share customers’ personal information to run their everyday businesses. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does Stonebridge Small-Cap Growth Fund Share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

QUESTIONS?	Call 1-800-639-3935

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WHO WE ARE
Who is providing this notice?	Stonebridge Small-Cap Growth Fund
WHAT WE DO
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you
	•	open an account
	•	provide account information or give us your contact information
	•	make a wire transfer or deposit money
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes-information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.
	•	The Fund does not jointly market.

Prospectus August 31, 2015 | 29

OTHER IMPORTANT INFORMATION
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

Stonebridge Funds | 30

ADDITIONAL INFORMATION ABOUT THE FUND

SHAREHOLDER REPORTS
Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

HOUSEHOLDING RELATIONSHIPS
The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

HOW TO OBTAIN ADDITIONAL INFORMATION
You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at 1-800-639-3935, by writing the Fund at Stonebridge Funds, P.O. Box 1920, Denver, CO 80201, or by calling your financial consultant.

You can also review the Fund’s shareholder reports, Prospectus and Statement of Additional Information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. Information about the public reference room may be obtained by calling 202-551-8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom that Fund may not lawfully sell its shares.

(Investment Company Act
 file no. 811-8194)

VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

1	PROSPECTUS August 31, 2015

VULCAN VALUE PARTNERS FUND

VULCAN VALUE PARTNERS FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of exchange price or amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and Expense Reimbursement(1)	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.08%

(1)
Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2016.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue or modify this waiver prior to August 31, 2016 without the approval by the Fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses if you did not redeem your shares:	$110	$343	$595	$1,316

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid-cap and large-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage. The Adviser generally regards mid-cap companies to be those less than $5 billion and large-cap companies to be those greater than $5 billion.  The Adviser expects that these ranges will change over time.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses.  The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth.  The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period.    The Fund generally sells stocks when they approach their appraised value.  The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

www.vulcanvaluepartners.com	2

VULCAN VALUE PARTNERS FUND

This portfolio strategy invests in companies with larger market capitalizations.  Generally, subject to price, any publicly traded company with reasonable economics would be a potential investment in this portfolio.  A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries.  Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, concentration will vary with the price to value ratio of specific companies.  The Fund may invest in positions as small as 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of assets in publicly traded foreign securities and may hold up to 10% of net assets in illiquid securities. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return.  Unless otherwise stated, these risks apply to the Fund.  There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

•	Stock Market Risk – The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
•	Business Ownership Risk - The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.
•
Medium-Size Company Risk – Medium-sized companies may have more limited product lines, markets and financial resources than larger companies.  In addition, mid-cap stocks may be more volatile than those of larger companies and, where  trading volume is thin, the ability to dispose of such securities may be more limited.

•
Non-diversification Risk – The Fund is classified as non-diversified.  As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return.  Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security.  Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

•
Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

•	Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates.
•	Managed Portfolio Risk – The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com or by calling 877.421.5078.

3	PROSPECTUS August 31, 2015

VULCAN VALUE PARTNERS FUND

Best Quarter	–	March 31, 2012	14.88%
Worst Quarter	–	June 30, 2010	-12.12%

The Fund’s year-to-date return as of June 30, 2015 was -0.36%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns For the periods ended December 31, 2014	1 Year	5 Year	Since Inception (12.30.09)
Return Before Taxes	13.74%	17.33%	17.14%
Return After Taxes on Distributions	11.71%	16.59%	16.39%
Return After Taxes on Distributions and Sale of Fund Shares	8.66%	13.92%	13.75%
Russell 1000 Value Index® (reflects no deduction for fees, expenses or taxes)	13.45%	15.42%	15.20%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	15.21%

INVESTMENT ADVISER

Vulcan Value Partners LLC is the investment adviser to the Fund.

PORTFOLIO MANAGER

C.T. Fitzpatrick, Chief Investment Officer of Vulcan Value Partners LLC, has served as the Fund’s portfolio manager since its inception in December 2009.

PURCHASE AND SALE OF FUND SHARES

The Fund is closed to new investors seeking to purchase shares in the Fund either directly or through third party intermediaries. Existing shareholders of the Fund may continue to purchase additional shares of the Fund. A financial advisor whose clients have established accounts in the Fund as of June 1, 2015, may continue to open new accounts in the Fund for any of its existing or new clients. Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in the Fund as of June 1, 2015, may continue to open new accounts in the Fund.  In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Fund.

The minimum investment to open a regular account is $5,000.  The minimum investment to open a Coverdell Education Savings Account or a retirement fund account is $500.   The subsequent investment minimum for any type of account is $500.  Purchases, exchanges and redemptions may be made on any business day through the Fund’s website at www.vulcanvaluepartners.com, by telephone at 877.421.5078, by regular mail at PO Box 1236, Denver, CO 80201-1236, or by a systematic purchase, exchange or withdrawal plan (must be a minimum of $500).

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

www.vulcanvaluepartners.com	4

VULCAN VALUE PARTNERS SMALL CAP FUND

VULCAN VALUE PARTNERS SMALL CAP FUND
(THE “FUND”)

INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of exchange price or amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement(1)	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	1.25%

(1)
Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2016.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement.  Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed.  The Adviser may not discontinue or modify this waiver prior to August 31, 2016 without the approval by the Fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the  Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2016.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses if you did not redeem your shares:	$127	$399	$690	$1,520

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Vulcan Value Partners Small Cap Fund seeks to achieve long term capital appreciation by investing primarily in publicly traded small-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses.  The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth.  The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period.

The Fund generally sells stocks when they approach their appraised value.  The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

5	PROSPECTUS August 31, 2015

VULCAN VALUE PARTNERS SMALL CAP FUND

This portfolio strategy invests in companies with smaller market capitalizations.  While the Fund does not have any defined cutoffs, the Fund generally uses the Russell 2000® as a guide to define the universe of small capitalization companies, and any small publicly traded company with reasonable economics would be a potential investment in this portfolio.  As of June 30, 2015 the latest reconstitution date, the median market capitalization of the Russell 2000® index was approximately $820 million, the top of this range was approximately $4,705 million.  The Vulcan Value Partners Small Cap Fund’s capitalization range will change over time.  Once the Fund owns a company, the Fund will not necessarily sell it just because it has grown to a size that the Fund would not consider to be small cap. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries.  Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, concentration will vary with the price to value ratio of specific companies.  The Fund may invest in positions as small as less than 1% when price to value ratios are higher.  The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value.  Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of assets in publicly traded foreign securities and may hold up to 10% of net assets in illiquid securities. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return.  Unless otherwise stated, these risks apply to the Fund.  There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

•	Stock Market Risk – The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
•	Business Ownership Risk - The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.
•
Small-Size Company Risk – The Fund may invest in the securities of companies with small market capitalizations.  Small-sized companies may have more limited product lines, markets, and financial resources than larger companies.  In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, the ability to dispose of such securities may be more limited.  Because the Fund normally invests at least 80% of its net equity assets in securities of smaller companies, these risks may be increased.

•
Non-diversification Risk – The Fund is classified as non-diversified.  As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

•
Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

•	Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates.
•	Managed Portfolio Risk – The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

www.vulcanvaluepartners.com	6

VULCAN VALUE PARTNERS SMALL CAP FUND

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com or by calling 877.421.5078.

Best Quarter	–	December 31, 2011	16.42%
Worst Quarter	–	September 30, 2011	-15.63%

The Fund’s year-to-date return as of June 30, 2015 was 3.87%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns For the periods ended December 31, 2014	1 Year	5 Year	Since Inception (12.30.09)
Return Before Taxes	2.02%	18.51%	18.24%
Return After Taxes on Distributions	-1.50%	16.61%	16.34%
Return After Taxes on Distributions and Sale of Fund Shares	2.13%	14.34%	14.11%
Russell 2000 Value Index® (reflects no deduction for fees, expenses or taxes)	4.22%	14.26%	13.92%
Russell 2000 Index® (reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	15.24%

INVESTMENT ADVISER

Vulcan Value Partners LLC is the investment adviser to the Fund.

PORTFOLIO MANAGER

C.T. Fitzpatrick, Chief Investment Officer of Vulcan Value Partners LLC, has served as the Fund’s portfolio manager since its inception in December 2009.

PURCHASE AND SALE OF FUND SHARES

The Fund is closed to new investors seeking to purchase shares of the Fund either directly or through third party intermediaries. Existing shareholders of the Fund may continue to purchase additional shares of the Fund. A financial advisor whose clients have established accounts in the Fund as of November 29, 2013, may continue to open new accounts in the Fund for any of its existing or new clients. Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in the Fund as of November 29, 2013, may continue to open new accounts in the Fund.  In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Fund.

7	PROSPECTUS August 31, 2015

VULCAN VALUE PARTNERS SMALL CAP FUND

The minimum investment to open a regular account is $5,000.  The minimum investment to open a Coverdell Education Savings Account or a retirement fund account is $500.   The subsequent investment minimum for any type of account is $500.  Purchases, exchanges and redemptions may be made on any business day through the Fund’s website at www.vulcanvaluepartners.com, by telephone at 877.421.5078, by regular mail at PO Box 1236, Denver, CO 80201-1236, or by a systematic purchase, exchange or withdrawal plan (must be a minimum of $500).

TAX INFORMATION

The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

www.vulcanvaluepartners.com	8

VULCAN VALUE PARTNERS FUND VULCAN VALUE PARTNERS SMALL CAP FUND

VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND
 (EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

This section describes each Fund’s investment objective and principal investment strategies. See “More on Each Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information about each Fund’s investments and the risks of investing.

What is Each Fund’s Investment Objective?

Each Fund seeks to achieve long-term capital appreciation.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Trust’s Board of Trustees (the “Board”) may change the Fund’s investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Funds’ Principal Investment Strategies?

Unless otherwise stated, the following investment philosophies and processes apply to each Fund.

•
VULCAN VALUE PARTNERS FUND seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid- and large-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage.

•
VULCAN VALUE PARTNERS SMALL CAP FUND seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage.

The Funds’ Investment Philosophies. Both Funds are value funds. Vulcan Value Partners LLC (“Vulcan” or the “Adviser”) is the investment adviser to the Funds. The Funds view equity investments as ownership in a business enterprise and approach investing as long-term partial ownership of businesses. The Funds seek to purchase publicly traded companies at significant discounts to intrinsic worth. The Funds seek to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Funds generally define risk as the probability of permanently losing capital over a five-year period. The Funds generally sell stocks when they approach their appraised value. The Funds seek to determine business or intrinsic value through disciplined financial analysis. The Funds believe that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

The Funds’ Investment Process. Under normal circumstances, both Funds follow the same investment disciplines and appraisal methods. The Funds identify companies that are believed to have sustainable competitive advantages allowing them to produce free cash flow and earn superior cash returns on capital. The Funds seek to invest in businesses that are run by ethical, capable, stockholder-oriented management teams that also are good operators, and, very importantly, understand the importance of capital allocation. The Funds then focus their analysis on the difference between price and value; that is, the difference between the price of the company’s securities and the appraised value of the securities. The greater the difference of value over price, the larger the margin of safety and the more attractive the investment. The Funds will generally invest larger amounts of their assets in companies determined to have lower price to value ratios and reduce capital committed to companies determined to have higher price to value ratios.

Under normal circumstances, at least eighty percent (80%) of the Vulcan Value Partners Small Cap Fund’s net assets are invested in small-cap companies. For purposes of this policy, the Vulcan Value Partners Small Cap Fund considers small-cap companies to be those companies included in, or similar in size to those included in, the Russell 2000® index, as of the latest reconstitution date, at the time of purchase. As of June 30, 2015, the latest reconstitution date, the median market capitalization of the Russell 2000® index was approximately $820 million, the top of this range was approximately $4,705 million. The Vulcan Value Partners Small Cap Fund’s capitalization range will change over time.

9	PROSPECTUS August 31, 2015

VULCAN VALUE PARTNERS FUND VULCAN VALUE PARTNERS SMALL CAP FUND

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

MORE ON EACH FUND’S INVESTMENTS AND RELATED RISKS

Each Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about each Fund’s investment strategies and certain portfolio management techniques each Fund may use, as well as the principal and other risks that may affect each Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in each Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Securities in Which the Funds Invest?

Equity Securities

Equity securities are securities which signify ownership interest in a corporation and represent a claim on part of the corporation’s assets and earnings. Equity securities may include common stocks, preferred stocks, convertible securities, equity interest in non-U.S. investments or trusts, depositary receipts, equity interests in publicly traded limited partnerships/units and other equity investments. Each Fund may invest in equity or equity-related securities and equipment lease certificates, equipment trust certificates and conditional sales contracts, or limited partnership interests.

Foreign Securities

Each Fund may invest directly in publicly traded foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

What are the Non-Principal Strategies of Each Fund?

Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and foreign securities and use other investment strategies. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or by reducing risk; however, they may not achieve the Fund’s objective. These securities and strategies may include:

•	Investment grade debt securities of publicly traded companies;
•	indexed/structured securities; and
•	securities purchased on a when-issued, delayed delivery or forward commitment basis.

Exchange Traded Funds

Each Fund may invest in shares of exchange traded funds (“ETFs”) and other similar instruments if the Adviser chooses to adjust the Fund’s exposure to the general market or industry sectors and to manage the Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit the Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

Portfolio Turnover

Each Fund may engage in short-term trading. This means that the Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser believes that the sale is in the best interest of the Fund (for example, if the Adviser believes an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund and, in particular, may generate short-term capital gains that when distributed to shareholders are taxed at ordinary income tax rates.

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VULCAN VALUE PARTNERS FUND VULCAN VALUE PARTNERS SMALL CAP FUND

Illiquid Investments

Each Fund may invest up to 10% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Board, certain restricted securities may be deemed liquid and will not be counted toward this 10% limit.

Temporary Defensive Investments/ Cash Positions

Each Fund may, from time to time, invest all of its assets in short-term instruments or hold cash when the Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. When a Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. Such a defensive position may result in a Fund failing to achieve its investment objective.

Investment Limitations

Unless otherwise indicated all limitations on Fund investments listed in this Prospectus will apply to a Fund’s holdings on an ongoing basis. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

What are the Principal Risks of Investing in Each Fund?

The following is a description of the principal risks of each Fund’s portfolio that may adversely affect its net asset value and total return. Unless otherwise stated, these risks apply to each Fund. There are other circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in a Fund.

Stock Market Risk

The Funds invest primarily in common stocks or securities convertible to common stocks. Equity investments are subject to declines in a company’s share price or in the overall stock market. The value of your investment in a Fund fluctuates daily with stock price movements and, upon redemption, may be worth more or less than what you paid. The Funds seek to minimize this risk of loss of capital by (i) seeking a substantial margin of safety for securities purchases in terms of the extent to which the Fund’s appraised value for a security exceeds the corresponding price, and (ii) limiting investments to companies believed to have identifiable, sustainable competitive advantages that will allow them to produce free cash flow and earn superior cash returns on capital. While the ability to hold shares through periods of volatility may protect long-term investors from permanent loss, there is a risk that investments may never reach what the Funds believe are their true values, either because the market fails to recognize that value or because the Funds did not accurately predict the true value. Loss of money is, therefore, a risk of investing in the Funds.

Business Ownership Risk

The Funds treat investing as partial ownership of qualifying businesses. As partial owners of these companies, the Funds face the risks inherent in owning a business. First, the company’s operations must be successful. The successful operation of a business depends heavily on the skills and performance of that company’s management team. To minimize this risk, the Funds evaluate business risks, assess people and scrutinize competitive strengths in the assessment of long-term investment qualifications. The Funds seek to limit their investments to businesses that are run by ethical, capable, stockholder-oriented management teams that also are good operators and, very importantly, understand the importance of capital allocation.

Another risk of owning a company is financial risk. The analysis of a company’s financial strength is important, as the Funds do not intend to invest in business enterprises with inferior economics that are simply statistically cheap. The Funds believe that a good business produces free cash flow and high returns on investment capital without leverage. Leverage is an important consideration in the analysis because it increases both the risk and the potential for return. The Funds believe that good businesses can enhance their returns to equity investors with an efficient capital structure and prudent leverage, but the Funds generally view leveraged businesses with skepticism.

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A third risk is whether a company can control costs and retain pricing power. The Funds strive to limit the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages. The Funds prefer to own businesses with strong purchasing power and the ability to pass cost increases on to customers.

Small- and Medium-Size Company Risk

The Funds may invest in the securities of companies with small or medium market capitalizations. Small-or medium-sized companies may have more limited product lines, markets, and financial resources than larger companies. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small- or mid-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, the ability to dispose of such securities may be more limited. Because the Vulcan Value Partners Small Cap Fund normally invests at least 80% of its net equity assets in securities of smaller companies, these risks may be increased.

Non-Diversification Risk and Securities Concentration Limitations

A mutual fund may elect to operate as a “diversified company,” which generally is defined in Section 5(b)(1) of the 1940 Act as any management investment company, if at least 75 percent of the company’s assets consist of cash, cash items, government securities, securities of other investment companies, and other securities. For the purposes of this calculation, “other securities” are limited in regard to any issuer to an amount not greater than 5 percent of the value of the total assets of the management company and to not more than 10 percent of the outstanding voting securities of the issuer. The Funds have chosen to be classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on a Fund’s net asset value (“NAV”) and total return. Being non-diversified may also cause a Fund to be more susceptible to financial, economic, political or other developments that may impact a security. Although a Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Funds’ portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

The Funds have chosen to operate under certain self-imposed limitations that are unrelated to the diversification tests under Section 5(b)(1) of the 1940 Act. Each Fund will ensure that no issuer’s securities will constitute more than 10% of the Fund’s assets. In addition, each Fund will be allowed to invest up to, but no more than, an aggregate of 40% of its assets in positions where the investment in the securities of an issuer exceeds 5% of the Fund’s assets. Both of these tests will be applied to the Fund’s holdings on an ongoing basis.

Non-U.S. Securities Risk

Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of issuers and securities. Furthermore, non-U.S. taxes also could detract from performance. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. Nationalization, expropriations or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of a Fund’s investments in a non-U.S. country to decline. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in that country.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of a Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of a Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. See “Taxes” below. Funds that may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

Managed Portfolio Risk

As an actively managed portfolio, the value of each Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Adviser’s investment techniques could fail to achieve a Fund’s investment objective.

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What are the Non-Principal Risks of Investing in Each Fund?

Exchange Traded Funds Risk

Each Fund’s investment in ETFs that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure. In addition, due to the compounding of daily returns, leveraged ETFs might not track their intended benchmark over longer periods of time.

Credit Risk

The companies in which a Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Liquidity and Valuation Risk

Because the Funds are non-diversified under the 1940 Act, the Funds are permitted to take relatively large ownership positions in some companies, and Vulcan may purchase the same security for more than one Fund as well as Vulcan’s separately managed account clients. It is possible that a Fund, or more than one Fund in combination with Vulcan’s separately managed account clients, may own more than 5% of a company’s equity securities and may own up to 15% or more of some companies, though each Fund is limited to no more than 10% of any company. Depending on market conditions and trading volume, disposing of such holdings could be more difficult than if the Funds and Vulcan’s other clients owned a smaller amount. Because selling a large position may take longer, a Fund may be more susceptible to price fluctuations. The Funds’ SAI contains more information about the diversification tests and concentration limits with respect to the companies in which each Fund may invest.

In addition, certain of each Fund’s, and in particular, the Vulcan Value Partners Small Cap Fund’s, investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price and/or time. As a result, these securities may be more difficult to value. Securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity and valuation risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities and foreign securities, particularly those of issuers located in emerging markets.

Leverage Risk

Leverage occurs when a Fund increases its assets available for investment through borrowings or similar transactions. In accordance with the Fund’s investment policy, the Fund may engage in transactions that create leverage, including, but not limited to, borrowing money from banks to the extent permitted by the 1940 Act, only for purposes of meeting short term cash flow needs for redemptions only, not for investment or other purposes. A Fund’s use of leverage may result in risks and can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not been leveraged.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the Funds’ SAI.

MANAGEMENT

Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs and is engaged to manage the investments of each of the Funds in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board. Formed in 2007, Vulcan managed approximately $12 billion in client assets at June 30, 2015 and is registered with the SEC as an investment adviser. The Adviser’s principal address is Three Protective Center, 2801 Highway 280 South, Suite 300, Birmingham, AL 35223.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund pay the Adviser an annual management fee of 1.00% and 1.15%, respectively, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

During the most recent fiscal year ended April 30, 2015, each Fund paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor. Daily investment decisions are made by the portfolio manager to the Funds, whose investment experience is described below under the heading “Portfolio Managers.”

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Fund	TOTAL ANNUAL ADVISORY FEE (AS A PERCENTAGE OF DAILY NET ASSETS)	ANNUAL ADVISORY FEE TO INVESTMENT ADVISER (AS A PERCENTAGE OF DAILY NET ASSETS)
Vulcan Value Partners Fund	1.00%	1.00%
Vulcan Value Partners Small Cap Fund	1.15%	1.14%

The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Funds or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of the Funds’ Advisory Agreement was provided in the Funds’ annual report to shareholders for the period ending April 30, 2015.

The Adviser has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of each of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue or modify this waiver prior to August 31, 2016 without the approval by the Fund’s Board of Trustees.

THE PORTFOLIO MANAGER

The portfolio manager is primarily responsible for the day-to-day operation of each Fund and has served as the applicable Fund’s portfolio manager since that Fund’s inception in December 2009. More information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in each Fund is included in the SAI.

C.T. Fitzpatrick. Mr. Fitzpatrick, as the Chief Investment Officer of Vulcan and the portfolio manager for each Fund, leads Vulcan’s research team, which is responsible for stock selection. As the Funds’ sole portfolio manager, Mr. Fitzpatrick has discretion over each Fund’s assets and exercises final investment decision-making for each Fund. In addition, Mr. Fitzpatrick oversees the structuring of portfolios for consistency with each Fund’s guidelines and regulatory requirements. Mr. Fitzpatrick is the Founder of Vulcan and has been the Chief Executive Officer and Chief Investment Officer of Vulcan since 2007. Prior to founding Vulcan in 2007, Mr. Fitzpatrick was a principal and portfolio manager at Southeastern Asset Management from 1990 to 2007.

Team Approach. Although each of the Funds has a single portfolio manager, day-to-day management of the portfolios is a team effort, requiring the involvement of Vulcan’s full research staff as well as administrative support. Each member of the research team is encouraged to produce ideas for any portfolio in any industry, limited only by the parameters of the Funds’ and Vulcan’s investment criteria. Once an idea is generated, it is reviewed and analyzed by the full research team for qualification under Vulcan’s investment criteria. This team approach reinforces Vulcan’s disciplines, as it requires each team member to participate in the analysis and evaluation of each potential investment. Once an idea has qualified for investment, the research team recommends to Mr. Fitzpatrick which model portfolio to assign the investment to and in what amount. To monitor individual client guidelines, regulatory requirements, cash movements and progress regarding purchases and sales of securities, the research team works with Vulcan’s trading, legal, accounting, compliance and client service functions. The research team receives regular reports from each of these departments to facilitate day-to-day management of portfolios, and to ensure that investment decisions are consistent with investment mandates and regulatory requirements.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT

ALPS Fund Services, Inc. serves as the Funds’ administrator, fund accounting agent and transfer agent, and ALPS Distributors, Inc. (“ADI” or the “Distributor”) serves as the Funds’ distributor.

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BUYING, EXCHANGING AND REDEEMING SHARES

Classes of Shares

Each Fund currently offers one class of shares.

Types of Account Ownership

Please refer to www.vulcanvaluepartners.com or an account application for specific requirements to open and maintain an account.

Individual or Joint Ownership

Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust

An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

Business Accounts

Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

Tax-Deferred Accounts

Please refer to the account application for specific requirements to open and maintain an account. Certain tax-deferred accounts can only be opened and maintained via written request. Please contact an ALPS representative for more information.

If you are eligible, you may set up one or more tax-deferred accounts. A tax deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with ALPS are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Investing for Your Retirement

Please visit www.vulcanvaluepartners.com or call an ALPS representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59-1/2 or used for a nonqualifying purpose.

Traditional and Roth IRAs

Both IRAs allow most individuals with earned income to contribute up to the lesser of $5,000 or 100% of compensation. In addition, IRA holders age 50 or older may contribute $1,000 more than these limits for the tax years.

Simplified Employee Pension (“SEP”) IRA

This plan allows small business owners (including sole proprietors) to make tax deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a “SEP-IRA”) to be set up for each SEP participant.

Investment Minimums

The minimum investment to open a regular account in either Fund is $5,000. The minimum investment to open a Coverdell Education Savings Account or a retirement Fund account is $500. The subsequent investment minimum for any type of account is $500.

Each Fund reserves the right to waive or change minimum and additional investment amounts. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums. Employees of Vulcan Value Partners are not subject to any initial or subsequent investment minimums.

Buying Shares

Effective as of the close of business on November 29, 2013 and June 1, 2015, the Vulcan Value Partners Small Cap Fund and the Vulcan Value Partners Fund, respectively, (the “Vulcan Funds”) are closed to new investors, except as described below. This change will affect new investors seeking to purchase shares of the Vulcan Funds either directly or through third party intermediaries. Existing shareholders of the Vulcan Funds may continue to purchase additional shares of the Vulcan Funds.

•
A financial advisor whose clients have established accounts in the Vulcan Value Partners Small Cap Fund as of November 29, 2013 or the Vulcan Value Partners Fund as of June 1, 2015 may continue to open new accounts in the Vulcan Funds for any of its existing or new clients.

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•
Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in the Vulcan Value Partners Small Cap Fund as of November 29, 2013 or the Vulcan Value Partners Fund as of June 1, 2015, may continue to open new accounts in the Vulcan Funds. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Vulcan Funds.

The Vulcan Funds retain the right to make exceptions to any action taken to close the Vulcan Funds or limit inflows into the Vulcan Funds.

Certain tax-deferred accounts can only be opened and maintained via written request. Please contact an ALPS representative for more information.

Online at www.vulcanvaluepartners.com

You may open a new Fund account, or you may buy shares in an existing Fund account. You may elect to have ALPS electronically withdraw funds from your designated bank account. A real-time confirmation of your transaction will be provided via www.vulcanvaluepartners.com.

By Telephone

For an existing account, you may call 877.421.5078 to buy shares 24 hours a day or you may call an ALPS representative during normal business hours. ALPS will electronically withdraw funds from your designated bank account.

You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call an ALPS representative.

By Mail/In Writing

To open your Fund account, complete and sign the appropriate application. Make your check payable to the Fund(s) or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application.

To buy additional shares, send your check and written instructions to the address listed below. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution.

Regular Mail:	Overnight Address:
Vulcan Value Partners Fund	Vulcan Value Partners
or Vulcan Value Partners	Fund or Vulcan Value
Small Cap Fund	Partners Small Cap Fund
PO Box 1236	1290 Broadway, Suite 1100
Denver, CO 80201	Denver, CO 80203

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Vulcan Value Partners Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Automated Investments

To buy additional shares through the Automatic Investment Program, you select the frequency with which your money ($500 minimum) will be electronically transferred from your bank account to your Fund account. Certain tax-deferred accounts are not eligible for automated investments.

When purchasing shares through the Automatic Investment Program, if no date or dollar amount is specified on your application, investments of $500 will be made on the 20th of each month. Your first automatic investment may take up to two weeks to establish. If the balance in the account you are buying into falls to zero as the result of a redemption or exchange, your Automatic Investment Program will be discontinued.

We may make additional attempts to debit your pre-designated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request.

In order to buy, redeem or exchange shares at that day’s price, you must place your order with a Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

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You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides record keeping and consulting services to 401(k) plans or other employee benefit plans (an “Intermediary”). Intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. Intermediaries may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. Therefore, it may cost more for you to purchase shares through an Intermediary than to purchase shares directly from the Funds. An Intermediary, rather than you as its customer, may be the shareholder of record of your shares. In general, purchase or redemption requests made through an Intermediary will be priced based on the net asset value next calculated after receipt of the request by the Intermediary, even if the Intermediary submits such requests to the Funds after such net asset value has been calculated. The Funds are not responsible for the failure of any Intermediary to carry out its obligations to its customers. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at a Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

The Funds will accept purchases only in US dollars drawn from US financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents.

Certain Payments For Services

The Adviser may also make payments for distribution and/ or shareholder servicing activities out of its own resources. The Adviser may also make payments from its own resources for marketing, promotional or related expenses to Intermediaries. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of a Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain Intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of a Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by a Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an Intermediary receiving payments from the Distributor on behalf of a Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by a Fund may increase.

Exchanging Shares

If you have held all or part of your shares in a Fund for at least seven days, you may exchange those shares for shares of the other Fund if such Fund is available for sale in your state and meets the investment criteria of the investor.

If you are an existing shareholder of either Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

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VULCAN VALUE PARTNERS SMALL CAP FUND

Online at www.vulcanvaluepartners.com

Exchanges may be made online via www.vulcanvaluepartners.com. A real-time confirmation of your transaction will be provided via www.vulcanvaluepartners.com.

By Telephone

For an existing account, you may call 877.421.5078 to exchange shares 24 hours a day, or you may call an ALPS representative during normal business hours.

By Systematic Exchange

You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month. Exchanges between existing Fund accounts must meet the $500 subsequent investment requirement. For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 20th of each month. If the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

Exchanges must meet the minimum investment requirements described in this Prospectus.

An exchange represents the sale of shares from one Fund and the purchase of shares of the other Fund. This may produce a taxable gain or loss in your non-tax-deferred account. If you exchange shares within 90 calendar days from their date of purchase, you may be subject to the redemption fee as described in this Prospectus in “Redemption Fees” below.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write the Funds for further details.

Redeeming Shares

Online at www.vulcanvaluepartners.com

Redemptions may be made online via www.vulcanvaluepartners.com.

By Telephone

For an existing account, you may call 877.421.5078 to redeem shares 24 hours a day, or you may call an ALPS representative during normal business hours.

By Mail/In Writing

To redeem shares by mail, please send written instructions to the address listed below. Please call an ALPS representative for further details.

Regular Mail:	Overnight Address:
Vulcan Value Partners Fund or Vulcan Value Partners Small Cap Fund PO Box 1236 Denver, CO 80201	Vulcan Value Partners Fund or Vulcan Value Partners Small Cap Fund 1290 Broadway, Suite 1100 Denver, CO 80203

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Vulcan Value Partners Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Systematic Redemption

This program allows you to sell shares worth a specific dollar amount from your Fund account on a regular basis. In order to establish a systematic redemption, your Fund account balance must be at least $10,000 and the minimum redemption amount must be $500. If no date is specified on your request, systematic redemptions will be made on or about the 20th of each month. If the balance in the Fund account you are selling from falls to zero, your Systematic Redemption Program will be discontinued.

Redemptions, like purchases and exchanges, may also be effected through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

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VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “SHARE TRANSACTIONS – How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees

If you sell or exchange your shares after holding them 90 days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

Each Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;
•	Redemptions related to death or due to a divorce decree;
•	Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase, exchange or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: Each Fund has the right to suspend or postpone redemptions of shares for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

19	PROSPECTUS August 31, 2015

VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

Signature Guarantee

A signature guarantee is required if any of the following is applicable:

•	You request a redemption by check above $50,000.
•	You would like a check made payable to anyone other than the shareholder(s) of record.
•	You would like a check mailed to an address that has been changed within 10 days of the redemption request.
•	You would like a check mailed to an address other than the address of record.
•	You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•	It does not appear valid or in good form.
•	The transaction amount exceeds the surety bond limit of the signature guarantee.
•	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Signature Guarantee

A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public. If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

Neither Fund currently imposes an account minimum. Each Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Share Certificates

Neither Fund issues share certificates.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire/ Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if payment if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Frequent Purchases and Sales of Fund Shares

Neither Fund permits market timing or other abusive trading practices. Each Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. Each Fund maintains a 2% short-term redemption fee applied to sales or exchanges of shares held 90 days or less.

The Board has adopted policies and procedures designed to deter frequent purchases, exchanges and redemptions and to seek to prevent market timing. To minimize harm to a Fund and its shareholders, each Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Each Fund may also refuse purchase and exchange transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.

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VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase, exchanges in the same account(s) in a Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide each Fund with a net purchase or redemption request on any given day. In these cases, purchases, exchanges and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, each Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that a Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that a Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value each Fund’s securities for the purposes of determining the Funds’ NAV. The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for each Fund to the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). Each Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New

Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Funds’ Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because each Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). Each Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund values its securities. In addition, the Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. A Fund’s use of fair value pricing may help deter “stale price arbitrage.”

21	PROSPECTUS August 31, 2015

VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Each Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in a Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Funds’ Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income each Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year.

Each Fund may make additional distributions and dividends at other times if the manager believes doing so may be necessary for a Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

TAXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Funds for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or residents;
(ii)	U.S. corporations;
(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or
(iv)	a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Funds, investors should see the SAI under “TAXES – Taxation of the Fund.”

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VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Funds.

The Funds intends to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a regulated investment company (“RIC”) and thus do not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Funds also intend to meet certain distribution requirements such that the Funds are not subject to U.S. federal income tax in general. Shareholders in each Fund will receive a statement (Form 1099-DIV) annually informing them of the amount of the income and capital gains which have been distributed by such Fund during the calendar year.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to the shareholders.

Distributions of net capital gains that are properly designated by a Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. Each Fund does not expect a significant portion of its distributions to derive from “qualified dividend income,” which will be taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends they receive from a Fund to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

Each Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from ETFs in which that Fund owns investments, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. Each Fund may realize short-term capital gains from the sale of investments that such Fund owned for one year or less or from transactions in section 1256 contracts. Each Fund may realize ordinary income from distributions from ETFs, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by a Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals is currently 20%. For more information, see the SAI under “TAXES – Taxation of Fund Distributions.”

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. You can avoid this, if you choose, by investing soon after a Fund has paid a dividend.

Sale of Fund Shares

A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES –Sale or Redemption of Shares.”

Redemption of Fund Shares

A shareholder who redeems shares in a Fund generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the amount received in the redemption of the exchange (net of any applicable redemption fees) and the shareholder’s aggregate adjusted basis in the shares surrendered. A shareholder who receives securities in redemption of shares of the Fund will generally recognize a gain or loss equal to the difference between the shareholder’s adjusted basis in the shares redeemed and the aggregate fair market value of the securities plus the amount of any cash received (net of any applicable fees). In certain circumstances a loss realized upon a redemption of shares of the Fund for securities in kind may not be deducted currently under the rules governing “wash sales.” Persons redeeming shares should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

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VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

Any capital gain or loss realized upon redemption of shares of the Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the Shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long-term loss. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXES – Sale or Redemption of Shares.”

Taxation of Certain Investments

Each Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, such Fund’s yield on those securities would be decreased. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes, although it is possible that a Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. In addition, each Fund’s investments in foreign securities or foreign currencies may increase or accelerate such Fund’s recognition of ordinary income and may affect the timing or amount of such Fund’s distributions. Each Fund may hold securities that are passive foreign investment companies for U.S. federal income tax purposes. For more information, see the SAI under “TAXES – Special Tax Considerations.”

Each Fund may at times buy investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, the original issue discount will be included in such Fund’s ordinary income. Even though payment of that amount is not received until a later time, it will be distributed to shareholders as taxable dividends. Each Fund may also buy investments in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but each Fund may elect instead to currently include the amount of market discount as ordinary income even though such Fund does not receive payment of such amount at that time. Each Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause such Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Funds could be required at times to liquidate other investments in order to satisfy their distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of a non-corporate taxpayer who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in a Fund. For information regarding the surtax on net investment income, see the SAI under “TAXES – Surtax on Net Investment Income.”

Backup Withholding

The Funds are also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to certain information and certifications the Funds or who is otherwise subject to backup withholding. The backup withholding tax rate is 28%. For more information regarding backup withholding, see the SAI under “TAXES – Backup Withholding.”

Foreign Accounts

Shareholders that invest in the Fund through foreign accounts may be subject to a 30% withholding tax on: (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016. This withholding tax generally may be avoided if the shareholder satisfies certain registration, certification and reporting requirements. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXES – Foreign Accounts.” You should also consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Funds.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the fiscal years shown below. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from each Fund’s financial statements audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, are included in the Fund’s annual report, which is available upon request by calling the Fund at 877.421.5078.

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VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

Vulcan Value Partners Fund
For a share outstanding throughout the years presented.

	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$18.20	$15.28	$13.03	$11.66	$10.57
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.22	0.14	0.15	0.02	0.01
Net realized and unrealized gain on investments	2.77	3.33	2.35	1.45	1.13
Total from investment operations	2.99	3.47	2.50	1.47	1.14

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.17)	(0.11)	(0.12)	(0.01)	(0.01)
From net realized gains on investments	(1.05)	(0.44)	(0.13)	(0.09)	(0.04)
Total distributions	(1.22)	(0.55)	(0.25)	(0.10)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
INCREASE IN NET ASSET VALUE	1.77	2.92	2.25	1.37	1.09
Net Asset Value, End Of Year	$19.97	$18.20	$15.28	$13.03	$11.66

Total return	16.61%	22.84%	19.33%	12.73%	10.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$1,770,104	$929,829	$447,297	$125,087	$48,757
Ratio of expenses to average net assets without fee waivers/reimbursements	1.08%	1.09%	1.18%	1.51%	2.01%
Ratio of expenses to average net assets including fee waivers/reimbursements	1.08%	1.09%	1.18%	1.50%	1.50%
Net investment income to average net assets including fee waivers/reimbursements	1.12%	0.80%	1.06%	0.16%	0.07%
Portfolio turnover rate	64%	56%	24%	49%	44%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 per share.

25	PROSPECTUS August 31, 2015

VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

Vulcan Value Partners Small Cap Fund
For a share outstanding throughout the years presented.

	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$18.74	$16.97	$13.18	$13.72	$11.60
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	0.10	(0.01)	0.03	0.02	(0.09)
Net realized and unrealized gain on investments	1.77	2.76	3.91	0.17	2.55
Total from investment operations	1.87	2.75	3.94	0.19	2.46

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.11)	–	(0.06)	–	–
From net realized gains on investments	(1.89)	(0.98)	(0.09)	(0.73)	(0.34)
Total distributions	(2.00)	(0.98)	(0.15)	(0.73)	(0.34)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.13)	1.77	3.79	(0.54)	2.12
Net Asset Value, End Of Year	$18.61	$18.74	$16.97	$13.18	$13.72
Total return	10.74%	16.11%	30.07%	2.10%	21.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,133,122	$1,066,246	$425,152	$40,103	$36,363
Ratio of expenses to average net assets including fee waivers/reimbursements	1.26%	1.30%	1.38%	1.86%	2.50%
Ratio of expenses to average net assets without fee waivers/reimbursements	1.25%	1.25%	1.28%	1.50%	1.50%
Net investment/(loss) to average net assets including fee waivers/reimbursements	0.56%	(0.05%)	0.21%	0.15%	(0.71%)
Portfolio turnover rate	73%	70%	57%	57%	60%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 per share.

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VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

PRIVACY POLICY

FACTS
WHAT DO THE VULCAN VALUE PARTNERS FUND AND THE VULCAN VALUE PARTNERS SMALL CAP FUND (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why? Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What? The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•	Social Security number and account transactions
•	Account balances and transaction history
•	Wire transfer instructions

How? All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Do the Funds Share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

Questions? Call 1-877-421-5078 or go to www.vulcanvaluepartners.com

27	PROSPECTUS August 31, 2015

VULCAN VALUE PARTNERS FUND
VULCAN VALUE PARTNERS SMALL CAP FUND

WHO WE ARE
Who is providing this notice?	Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund (the “Funds”)
WHAT WE DO
How do the Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Funds collect my personal information?	We collect your personal information, for example, when you • open an account • provide account information or give us your contact information • make a wire transfer or deposit money
Why can’t I limit all sharing?
Federal law gives you the right to limit only

•     sharing for affiliates’ everyday business purposes-information about your creditworthiness
•     affiliates from using your information to market to you
•     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Vulcan Value Partners, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Funds do not jointly market.
OTHER IMPORTANT INFORMATION
California Residents
If your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Vermont Residents
The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information.

www.vulcanvaluepartners.com	28

V U L C A N V A L U E P A R T N E R S
ADDITIONAL INFORMATION ABOUT EACH FUND

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Funds’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information

The statement of additional information provides more detailed information about each Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

Each Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about each Fund by contacting the Transfer Agent at 877.421.5078, by writing the Fund at PO Box 1236, Denver, CO, 80201, or by calling your financial consultant. This information is also available free of charge on the Funds’ website at www.vulcanvaluepartners.com.

You can also review each Fund’s shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about a Fund that is not in this Prospectus, you should not rely upon that information. Neither a Fund nor the Distributor is offering to sell shares of that Fund to any person to whom that Fund may not lawfully sell its shares.

Investment Company Act file no. 811-8194

SEAFARER OVERSEAS GROWTH AND INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION

August 31, 2015

Name of Fund	Ticker
	Investor Class	Institutional Class
SEAFARER OVERSEAS GROWTH AND INCOME FUND	SFGIX	SIGIX

Seafarer Funds
P.O. Box 44474
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for Investor and Institutional Shares (collectively, the “Shares”) of the Fund listed above, which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  Seafarer Capital Partners, LLC (the “Adviser”) is the investment adviser of the Fund.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated August 31, 2015, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Fund at the address listed above, or by calling the Fund’s transfer agent at 1-855-732-9220.  The Fund’s most recent Annual Reports, if any, are incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about the Seafarer Overseas Growth and Income Fund (the “Fund”).  The Fund is a series of the Financial Investors Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

The Fund is advised by Seafarer Capital Partners, LLC (“Seafarer” or the “Adviser”).

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The Fund is classified as diversified.

What is the Fund’s Investment Objective?

The Fund seeks to provide long-term capital appreciation along with some current income.  The Fund seeks to mitigate adverse volatility in returns as a secondary objective.

While there is no assurance that the Fund will achieve its investment objective, the Fund endeavors to do so by following the strategies and policies described in the Fund’s Prospectus.

The Fund’s Board of Trustees (the “Board”) may change its investment objective without a shareholder vote.  The Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to the Fund’s objective, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund’s principal investment strategies are described in the Prospectus. The following section describes in greater detail than the Prospectus the Fund’s principal investment strategies and the associated risks.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its total assets in dividend-paying common stocks, preferred stocks, convertible securities, and debt obligations of foreign companies, foreign governments and their agencies, where “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest a significant amount of its net assets in the securities of companies located in developing countries.  The Fund’s Adviser considers that most Central and South American (“Latin American”), African, East and South Asian, and Eastern European nations are developing countries.  Currently, these nations include, but are not limited to, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, United Arab Emirates and Vietnam.

1

Seafarer identifies developing countries based on its own analysis and measure of industrialization, economic growth, per capita income, and other factors; it may also consider classifications produced by the World Bank, the International Finance Corporation, the United Nations, and private financial services firms such as FTSE and MSCI.

The Fund may also invest a significant amount of its net assets in the securities of companies located in selected foreign developed nations, which in the Adviser’s opinion have significant economic and financial linkages to developing countries.  Currently, these nations include Australia, Hong Kong, Ireland, Israel, Japan, New Zealand, Singapore, and the United Kingdom.

The Adviser determines a company’s location based on a number of factors.  A company is generally regarded by the Adviser as being located in a particular country if the company: (i) is organized under the laws of, maintains its principal place of business in, or has, as its principal trading market for the company’s securities, the particular country; (ii) derives 50% or more of its total revenue or profit from either goods or services produced or sales made in the particular country; or (iii) has 50% or more of its assets in the particular country.

Exposure to non-U.S. companies through the Fund’s investments in depositary receipts will be included in the Fund’s percentage of total assets invested in non-U.S. securities.

The Fund may typically invest in convertible securities and debt obligations of any quality or duration.  Such debt obligations may include, but are not limited to, investments in below investment grade debt, also known as “junk bonds.”  The Fund may generally invest in companies of any size or capitalization, including smaller companies.  The Fund may allocate among equity and debt investments without limitation.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection, in comparison to a portfolio that invests only in the common stocks of developing countries.  The strategy of owning convertible bonds and dividend-paying equities is intended to help the Fund meet its investment objective while reducing the volatility of the portfolio’s returns.

The Board may change the Fund’s principal investment strategies without a shareholder vote.  The Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to the Fund’s principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT POLICIES AND RISKS APPLICABLE TO THE FUND

The risks associated with the Fund’s principal investment strategies are described in the Prospectus. The following section describes in greater detail than the Prospectus the Fund’s associated risks.

Investment Risk Management. The Fund’s Adviser, Seafarer, utilizes various techniques to manage risks arising from the investment and portfolio construction processes.  Those techniques include researching risks within the portfolio’s holdings, understanding the risks that those holdings present, and monitoring such risks within the portfolio on an ongoing basis.

Seafarer’s investment team meets regularly to review portfolio holdings, evaluate the associated risks, assess the portfolio managers’ conviction levels on such holdings, and determine decision points for the purchase and sale of holdings.  Seafarer will typically cause the Fund to sell positions in individual securities when it no longer believes those positions present attractive long-term growth opportunities relative to other possible investments.

2

All investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained. Below is supplemental information about risks of investing in the Fund. Further information about the principal risks of investing in the Fund can be found in the Fund’s Prospectus.

Regional and Country Risks

Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

In addition to the risks discussed above, there are specific risks associated with investing in the emerging market regions, including the risk of severe economic, political or military disruption. Emerging markets comprise countries in all stages of economic development. Regional risks include, but are not limited to: energy dependence, political unrest, regime change, religious revolution, natural disaster, nuclear accidents, famine, and civil war. Regional risks build over time and may become fundamental risks to investing in a particular region.  The histories of Apartheid in South Africa or Communist rule in Vietnam are examples of regional risks that may continue to affect performance of economies in those respective regions.

Many emerging market economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Many Asia Pacific countries are dependent on foreign supplies of energy.  A significant increase in energy prices could have an adverse impact on these economies and that region as a whole. Many nations in the emerging market regions continue to maintain high levels of debt and will be adversely affected by future credit restrictions or currency devaluations.

The economies of many Asia Pacific countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the recent developments in global credit and equity markets, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can sometimes be extreme, and may cause financial losses within the Fund’s portfolio.  In addition, such currency fluctuations in one country can sometimes beget significant and widespread effects on other countries and regions (sometimes known as “contagion”).  Also, increased political and social instability in any one country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of surrounding nations. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets. A financial crisis of the magnitude witnessed in 2008 cannot be predicted with certainty; nor can major economic downturns, political instability, or military conflicts.

3

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. Recently, there have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of the Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than those in the U.S. Some companies are controlled either by families or by financial institutions whose investment decisions may be hard to predict based on standard U.S.-based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., adoption of poison pills and restrictions on shareholders seeking to influence management) could adversely impact the value of affected companies. Governments of certain countries (typically those classified as emerging markets) may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Overseas countries, particularly developing countries, may also be more susceptible to natural disasters, or adverse changes in climate or weather.  Agrarian economies, or those with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

Country-specific events cannot easily be contained to that singular country and should be understood as a regional issue. As an example, the prevalence of drug trafficking in Mexico and Colombia is a risk to the economic and political stability of the region as a whole. As country-specific events bleed into regional risks, so can regional risks destabilize a continent or economic trading bloc.

Regional conflict in the Middle East continues to pose significant risk to investing in the economies of Egypt and Israel, among others.  Actions driven by religious belief and aspirations for regional dominance cannot be fully predicted. Traditional conflict between Iran and Israel, Syria and Israel and the growth of militant factions throughout the Middle East may pose significant difficulties to investors.

In North Africa, there have been recent instances of civil unrest in Libya that spread to Egypt, Tunisia, and Bahrain. This civil discontent was driven by high food prices, and enabled by social networking technologies that allowed previously unconnected populations to share discontent and further drive unrest.

Europe has, in certain instances, been susceptible to serious financial hardship, high debt levels and high levels of unemployment.  The European Union itself has experienced difficulties in connection with the debt loads of its member states, Greece and Italy in particular. Although Western Europe is developed, recent economic hardship will pose investment risk in neighboring emerging nations, including the Czech Republic, Poland and Turkey.

4

Emerging Market Risks

Emerging markets are often defined as developing economies. The risks of investment in such markets include (i) less social, political and economic stability; (ii) smaller size of the securities markets and lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Fund invests; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; and (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Fund.

Many developing countries in which the Fund may invest lack the social, political and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging market countries may take the form of (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Stock exchanges in emerging markets have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again, could affect the market price and liquidity of the securities in which the Fund invests. In addition, the governing bodies of certain stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. Disputes have also occurred from time to time among listed companies, the stock exchanges and other regulatory bodies, and in some cases those disputes have had a negative effect on overall market sentiment. There have been delays and errors in share allotments relating to initial public offerings, which in turn affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others in which the Fund may invest.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments have become too burdensome for the government to meet, representing a large percentage of total GDP. These foreign obligations then become the subject of political debate with the opposition parties pressuring the government to use its resources for social programs rather than making payments to foreign creditors. Some foreign governments have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging market countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

In addition, brokerage commissions, custodial fees, withholding taxes, and other costs relating to investment in foreign markets may be higher than in the United States. The operating expense ratio of the Fund may be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

5

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and shareholders’ rights may differ from those that may apply in the United States and other more developed countries. Shareholders’ rights may not be as extensive as those that exist under the laws of the United States and other more developed countries. The Fund may therefore have more difficulty asserting shareholder rights than it would as a shareholder of a comparable U.S. company.

Disclosure and regulatory standards of emerging market countries are in many respects less stringent than U.S. standards. Issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to issuers in the United States or other more developed countries. In particular, the assets and profits appearing on the financial statements of an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. or European generally accepted accounting principles. There is substantially less publicly available information about emerging market issuers than there is about U.S. issuers.

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries.  For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain of such countries face serious exchange constraints, including the imposition of substantial controls on the movement of capital across borders.  Under extreme circumstances, the imposition of such capital controls may impede the Fund’s ability to satisfy shareholders’ redemption requests in full.   In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.  In certain cases, the government owns or controls many companies, including the largest in the country.  Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of the Fund’s portfolio.  Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors.  Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, which could adversely affect the Fund.  In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances.  Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

6

Australia

The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China have generally been Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.  The Australian dollar has at times exhibited pronounced volatility in line with the demand for agricultural and natural resources.

Brazil

The Brazilian real is a volatile emerging market currency and its volatility may induce losses to the Fund’s portfolio.  Central bank capital controls and intervention in the foreign exchange market may pose additional challenges to investors.

Brazil’s economy suffers from certain structural challenges, including a deficit of physical infrastructure (roads, bridges, ports, public transportation, etc.); and the system of business regulation is notoriously complex and costly (e.g., enforcing commercial contracts requires excessive procedural steps, costs and time).

In recent years Brazil has experienced organized protests, rioting and civil unrest; the motives behind such movements are unclear, but it seems that most protesters are expressing grievances associated with the country’s extreme socioeconomic divide, the paucity of public infrastructure and medical systems, public and private sector corruption, and the country’s substantial expenditures to host the 2014 World Cup and 2016 Olympics.  Such protests may threaten the social stability and the current government’s mandate.

In rural areas, concentrated land ownership may lead to periodic violence especially in the Amazon.  Land invasions are common and mostly affect agriculture, although the scope of the land targeted is broadening. The border regions close to Paraguay, Argentina and Venezuela are notorious for drug trafficking and gun running.  Similar to Mexico, frontier security is moving up the agenda as Brazil’s government tries to curb drug trafficking and smuggling across its lengthy borders.

Chile

Chile’s current government is democratically elected.  However, from 1973 to 1990, Chile was governed by a military dictatorship; that government violently repressed dissidents, with substantial but unknown numbers of casualties.  The legacy of that government haunts Chile still.  In addition, there are many legal, political, financial, economic and business structures that were formed under the dictatorship.  The provenance of some of those structures could be challenged in Chile’s courts, and possibly overturned, begetting potential shocks to the country’s economy and financial markets.  The country has also historically struggled with hyperinflation and currency volatility.

Chile has been subjected to several powerful earthquakes that have sometimes disrupted economic activity in various sectors.  Resurgent tremors may cause substantial human, economic and financial losses.

7

China

The Chinese government typically exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. These reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China has had a long-running dispute with Taiwan, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has sometimes been strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation.

China’s domestic financial markets are narrowly concentrated, with domestic banks typically playing a very substantial role as conduits of finance; this may exacerbate volatility and systemic risks within the country’s financial markets.  China’s domestic banks operate under the control and ownership of various government agencies, and thus some of the banks’ business activities may be undertaken for political rather than commercial ends.  In the aftermath of the 2008 financial crisis, certain banks were urged by various government agencies to lend aggressively so as to mitigate the risk of economic contraction; however, there are now some indicators that such lending has been problematic, and that there may be widespread impairment of bank assets.  If this situation worsens appreciably, it may create systemic liquidity or solvency risks within the domestic banking system, which could in turn threaten the stability of Chinese or other global financial markets.  The Chinese government also takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Fund’s investments.

Czech Republic

As in other post-communist emerging market economies, structural economic risk in the Czech Republic may represent significant headwinds to investors. The Czech post-communist economic recovery developed a private sector, particularly in the trade and services areas. Restructuring increased exports to industrialized nations, however the republic’s strong export orientation leaves the economy vulnerable to external shocks, as does its historical heavy dependence on automotive production. Foreign direct investment cannot be depended upon to drive growth in the Czech Republic as it has in the past, and rising wage pressure may move productive investment to other neighboring nations.

8

The government periodically struggles with high unemployment and full implementation of its post-communist restructuring efforts, primarily: industrial restructuring; transformation of the housing sector; reform of the pension and healthcare systems; and a solution to environmental problems. Additional challenges include: creating a more diversified knowledge-based economy, reforming public procurement, and increasing economic and political transparency. Bribery and corruption remain an issue in the Czech Republic for legal and business transactions and are currently among the key topics of interest for the media.

Declines in industry’s contribution to the economy have led to factory closings and job losses. There is no certainty that restructuring efforts will result in continued positive economic growth.

Sovereign debt risk appears to be stable in the Czech Republic as public debt levels rise gradually, but there is no certainty this will continue. The currency appreciated 4% against the euro in 2010 and sizeable foreign exchange reserves may mitigate future currency volatility, however the currency remains vulnerable to shifts in global risk appetite.

Hong Kong

Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what affect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

India

 In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). A longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

9

Indonesia

Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.  The local currency, the rupiah, has exhibited pronounced volatility in international markets for foreign exchange.

Japan

The Japanese yen has shown volatility in recent decades and such volatility could affect returns in the future. The Japanese yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Fund’s securities are denominated, will decrease the value of the Fund’s holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy.

Japan is especially prone to natural disasters given its island geography and location on natural fault lines. The nation is also highly dependent on nuclear energy that provides cheap sources of energy, but provides significant risk in the event of an earthquake.  The 2011 earthquake, tsunami and nuclear disaster caused its economy to stall, affecting international supply lines, import demand and ultimately slowed the economies of its international trading partners.

Malaysia

Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Fund and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Fund and its shareholders. In addition, Malaysia may be susceptible to political instability that could have an adverse impact on the country’s economy.

Mexico

Mexico’s economy benefits from close proximity to the United States. The North American Free Trade Agreement (NAFTA) tightly integrates it with the U.S. and Canada.  The Mexican economy suffered deeply in 2008-2009 when the U.S. economy faltered, requiring a flexible credit line from the IMF. Thus, investment in Mexico may not offer as much diversification for U.S. investors compared to investments in other countries.

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The Mexican government has sought to attract U.S. firms involved in information technology, clean energy, biotechnology and health sciences, but the escalation of drug-related violence remains a significant security risk. Gang violence has prompted greater U.S. involvement in the effort to tackle drug crime, attracting criticism that Mexican sovereignty is being breached. Significant risks for exporters and investors fall into three buckets: volatile business cycles, currency risk and a high degree of difficulty enforcing contracts.  Significant corruption makes the enforcement of contracts more difficult. Mexico traditionally has a reputation as a difficult place to do business. The lack of a strong legal framework, a politicized business environment, and domination by a few large local corporations bears this out.

Violent crime and poverty have been long-standing problems in Mexico. A certain percentage of the population has been mainly dependent on remittances from the U.S. Changes in U.S. immigration policy may potentially reduce remittances and fuel social unrest.

Philippines

Philippines’ consistently large budget deficit has historically produced a high debt level and has generally forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization. Some credit rating agencies have expressed concerns about Philippines’ ability to sustain its debt.

Poland

Poland has undergone a significant economic and political transformation since the late 1980s.  Once an insular communist-led command economy, it is transitioning to a democratic and market-oriented European Union (EU) and NATO (North Atlantic Treaty Organization) member.

The legacy of communist rule may still represent risks for investors, primarily systemic banking risk, currency risk, and the difficulty enforcing business contracts. High public debt levels historically presented significant drag to economic growth and may reoccur in the future. The current Eurozone sovereign debt and banking crisis may significantly affect Poland’s future growth rates as Poland has strong economic and financial links with the euro area. The country’s integration with the EU and NATO may make it more vulnerable to international financial crises, whether regional or global. Poland’s economy, like South Africa’s, can be very sensitive to reduced foreign currency flows, which may cause liquidity problems, stock market volatility and reduced economic activity.

Labor force participation remains low compared to the EU average, and it is not clear if improved business activity will provide relief. The Polish government plays a sizable role in the economy, which has the potential to squeeze out new business enterprise, and may impede job creation over the long term.

Singapore

As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has been a leading manufacturer of electronics goods. However, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

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South Africa

South Africa is a multi-racial country that has one of Africa’s largest middle class populations. Although South Africa’s leaders have sought to deliver socio-economic development, popular impatience and political in-fighting may make this a challenge. Relative to its regional neighbors, South Africa has a strong legal and institutional framework that supports foreign investment.  However, growth rates are restrained by its highly dualistic economy: a well-developed formal sector in mining, manufacturing and agriculture alongside a large informal economy.

Notwithstanding a strong legal framework, crime is a major obstacle to investment and productive business activity. Income and service inequalities, foreign immigrants pursuing local employment, and close proximity to unstable neighboring countries may continue to present high risk to the economy.

South Africa’s apartheid legacy and historical international isolation adversely affect the country, and it suffers in particular from lack of competition in the domestic economy. Many industries are dominated by large incumbent firms.  Years of underinvestment in infrastructure, in particular power production, present risk to its dominant mining and smelting operations and may present risk to other sectors of the economy. The economy is highly dependent on foreign capital for productive investment, which can result in severe liquidity crises if capital inflows suddenly stop.

South Africa also has struggled with the HIV/AIDS pandemic. The risk to a future productive workforce may be dire, and costs to the economy are estimated at 1% of annual GDP growth.

South Korea

Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Fund. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Fund associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time.  Also, the government has at times sought to exert influence over the value of the Won, variously seeking to strengthen or weaken its exchange rate against other major global currencies.

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Sri Lanka

Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened recently, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Taiwan

The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex and ongoing issue. Continuing hostility between China and Taiwan may have an adverse impact on the values of the Fund’s investments in both China and Taiwan, or make investment in China and Taiwan impracticable or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of the Fund’s investments in both countries, and in other countries in the region.

Taiwan has in the past shown an ability to prosper in a competitive environment on the strength of product quality, efficiency and responsiveness to market demand. This ability may be tested in the future as, in addition to certain protectionist threats, Taiwan’s export economy faces competition from producers in other countries with lower wage levels than those generally prevailing in Taiwan. Skilled workers and technical personnel are still relatively inexpensive in Taiwan, but unskilled labor is increasingly in short supply. Recognizing the imperatives of the more competitive Asian economy, the Taiwanese government has sought to develop Taiwan into a regional hub for high-end manufacturing, sea and air transportation, finance, telecommunications and media. Taiwan has sought to develop further as a service-oriented economy rather than a labor- intensive, manufacturing-oriented one. One result of the movement of industrial capacity offshore has been the reduction of the labor shortage in manufacturing.

Thailand

In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions may be unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long-term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have been revised and updated since their initial imposition, and more recently have largely been suspended (although there is no guarantee that such controls will not be re-imposed). However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Turkey

The Turkish New Lira is a volatile emerging market currency and its volatility may induce losses to the Fund’s portfolio.  The country is highly reliant on foreign funding so as to sustain a large and growing trade deficit; this dependence, combined with the central bank’s unorthodox policies to manage the financial exposures that stem from this dependence, may exacerbate already substantial volatility inherent to the currency.

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Turkey has recently experienced widespread riots and civil unrest in its urban centers, ostensibly linked to disappointment with the governance of the current administration. In addition, Turkey has experienced increased unrest and possible terrorist attacks associated with instability on its borders.   While Turkey enjoys a reasonably strong adherence to the rule of law and an independent judiciary, the current administration has nonetheless used draconian methods to silence critics, resorting to jailing members of the media and pursuing aggressive litigation against businesses that are deemed to support opposing interests.

Vietnam

In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. The Vietnamese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, government and bureaucratic actions have a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises. Economic, political and legal reform has historically proceeded at a slow pace, and foreign direct investment has generally remained at a developmental stage.  Employees and management boards have held a majority of the equity of most privatized enterprises. In addition, the government of Vietnam has held, on average, more than one-third of the equity in such firms. Only a small percentage of the shares of privatized companies are held by external investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies. Vietnamese authorities have in the past imposed arbitrary repatriation taxes on foreign owners, and the government may levy withholding and other taxes on dividends, interest and gains. There can be no guarantee that Vietnam’s privatization process, or its efforts to reform its economic, political or legal systems will continue.

Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies), which may result in a fund being unable to repatriate proceeds from the sales of Vietnamese holdings. Business and overseas investment patterns may exacerbate currency conversion and repatriation at certain times of the year. The Fund may attempt to repatriate from the Vietnamese Dong using a third currency (e.g. Hong Kong dollar or Euro), which could expose the Fund to risks associated with that currency and additional costs. Perhaps to a greater extent than markets in other emerging market countries, Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Foreign investors in Vietnam have been required to purchase and sell securities of Vietnamese companies through a single, pre-selected broker-dealer. This procedure decreases transparency in the market, may result in higher execution costs and limits the Fund’s ability to utilize competition amongst broker-dealers to enhance the quality of execution. Use of a single broker also increases the risk to the Fund if the broker cannot fulfill its obligations (known as counterparty risk). That risk is enhanced further because of the requirement to pay for securities purchased before receiving them. This procedure may also decrease the confidentiality of the Fund’s transactions, exposing the Fund to a greater potential for front-running and similar practices.

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Foreign Currency Risks

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging markets countries have experienced deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions, foreign investments or the repatriation of foreign investments. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may not reflect their market values.

The U.S. dollar value of the Fund’s investments and of dividends and interest earned by the Fund may be significantly affected by changes in currency exchange rates. The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Fund may engage in currency transactions, Seafarer does not currently intend to utilize active hedging techniques to manage ongoing currency risks.  Should Seafarer do so, there is no assurance that it will do so at an appropriate time or that it will be able to accurately predict exchange rate movements. For example, if the Fund increases its exposure to a currency and that currency’s price subsequently falls, such currency management may result in increased losses to the Fund. Similarly, if the Fund decreases its exposure to a currency and the currency’s price rises, the Fund will lose the opportunity to participate in the currency’s appreciation. Some currency prices may be volatile, and there is the possibility of government controls on currency exchange or government intervention in currency markets, which could adversely affect the Fund. Foreign investments, which are not U.S. dollar-denominated, may require the Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

Dividends and interest income, denominated in foreign currencies and received by the Fund, may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. In addition, many foreign countries do not impose taxes on capital gains with respect to investments by non- resident investors.

The Fund may invest in convertible debt securities, which may be denominated in either U.S. dollars or foreign currencies. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

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Portfolio Turnover

The Fund is intended as a long-term investment vehicle.  As such, it does not intend to engage in short-term trading; however, it may do so from time to time.  This means that the Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio manager believes an alternative investment has greater growth potential).  The Fund will effect portfolio transactions without regard to any holding period if, in Fund management’s judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.  Such activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance.  In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income.  Please note that shareholder activity (redemptions or subscriptions to the Fund) may influence the Fund’s portfolio turnover rate.

Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Fund is not restricted by policy with regard to portfolio turnover and will make changes in investment portfolios from time to time as business and economic conditions as well as market prices may dictate.

Cash Position

The Fund may not always stay fully invested in stocks or bonds.  For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when the portfolio manager is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities.  When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS APPLICABLE TO THE FUND

The Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below. In addition, the Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities.  The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Fund may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here.

Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against Fund deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.   Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

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Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of Fund used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

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Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Convertible Securities

The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.   The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

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Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Credit Default Swaps

The Fund may enter into credit default swap contracts. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”), Securities Exchange Commission (“SEC”) or both.  Both the CFTC and the SEC have issued guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps.  As they attempt to finalize various rulemakings mandated by the Dodd-Frank Act, either or both of the CFTC and SEC may issue additional guidance or relief to provide additional clarity.  Further action by the CFTC or SEC may affect the Fund’s ability to use credit default swaps or may require additional disclosure by the Fund.

Credit Ratings

The securities in which either Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in either Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. The Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

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Currency Transactions

The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

The Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, the Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are or are expected to be denominated and to buy dollars.

If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

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Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by the Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

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Derivatives

The Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, no Fund will be obligated to use derivatives and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which the Fund may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of the Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund’s income or gain. The Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund’s portfolio securities.

Subject to the constraints described above, the Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. The Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

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Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “Taxes.”

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Equity Investments

The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

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Exchange Traded Fund and Other Similar Instruments

Shares of exchange traded funds (“ETFs”) and other similar instruments may be purchased by the Fund.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  The Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which the Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by the Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected.  If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit any Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

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Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities.  The Fund may also be entitled to receive when-issued securities in relation to its holdings in common stock of companies that undertake certain corporate actions and reorganizations.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  The Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.  As when-issued securities are subject to delayed or deferred settlement, such securities may be either illiquid, or suffer from severe constraints in liquidity.

Fixed Income Securities

The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although the Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

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Floating and Variable Rate Instruments

The Fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which the Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by the Fund is not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.   The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Futures Contracts

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. The Fund may enter into futures contracts and related options as permitted under CFTC Rules. The Adviser expects that the Fund’s futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA. CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Fund may be subject to amendment.  Amendments to such regulations by the CFTC may affect the ability of the Fund to use futures and commodity interests, and could affect the Fund’s ability to achieve its investment objective.

Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). The Fund may use futures contracts and related options for hedging purposes and for investment purposes. The Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund’s securities. The Fund will designate assets with respect to futures contracts and options thereon as described below under “Use of Segregated and Other Special Accounts.”

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High Yield Securities

The Fund may invest in high yield securities.  High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions.  Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. The Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with Fund that invest in higher rated fixed income securities.

The credit ratings of S&P, Fitch, Moody’s or other agencies are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities.  Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Many debt securities in international markets, especially in emerging markets, bear no rating whatsoever.  Ratings organizations have declined to determine ratings for such securities for a host of reasons, including but not limited to the issuer’s lack of scale, insufficient or inadequate disclosure by the issuer, or insufficient operating history on the part of the issuer.

Neither the Fund nor the Adviser can conclude that ratings issued by recognized agencies reflect the true financial position of the underlying issuer; nor can the Fund or the Adviser be certain an issuer will maintain its current credit rating in the future.  When available, the Adviser may refer to selected ratings from recognized agencies.  The Adviser may also choose to augment such ratings with its own analyses of issuers, which may include, among other things, review of historic and current financial conditions and anticipated future cash flows.

Changes in Credit Ratings.  Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.  The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate.  Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

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Liquidity.  The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities.  The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual Fund.  In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in the Fund’s portfolio.  These factors may have an adverse effect on the ability of the Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments.  Prices for high yield securities may be affected by legislative and regulatory developments.  These laws could adversely affect the Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.  For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.  In addition, such securities present a higher degree of credit risk.  Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness.  The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States.  In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which the Fund invests will bear interest at fixed rates but the Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally.  For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden.  Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) that is senior to its high yield securities.

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The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend Fund, which may further impair the obligor’s ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations.  If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

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To the extent that instruments that the Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing.  The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

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Interest Rate and Equity Swaps and Related Transactions

The Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. The Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by the Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of values.

The Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability. If the Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with futures and options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).

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There is no limit on the amount of interest rate and equity swap transactions that may be entered into by the Fund. The effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Interest Rate Futures Contracts

The Fund may enter into interest rate futures contracts, for example, in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular debt security or index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if the Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, because the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to take a position without having to sell its portfolio securities. Similarly, when the Adviser expects that interest rates may decline, the Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, the Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized.

The use of options and futures transactions entails risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could create the possibility that losses on the derivative will be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. The Fund might not be able to close out certain positions without incurring substantial losses. To the extent the Fund utilizes futures and options transactions for hedging, such transactions should tend to decrease the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

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Loans of Portfolio Securities

The Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.  The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by the Fund at any time.  The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  The Fund may typically also call such loans in order to sell the securities involved.

Market Risk

The market price of securities owned by any Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

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Money Market Instruments/Securities

The Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Mortgage-Related and Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities that are secured with collateral consisting of mortgage-related securities.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations that are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. The Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

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Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

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In addition, delivery versus payment settlement may not be possible in certain non-U.S. markets, meaning that the Fund may at times be required to make payment for securities purchased before the Fund’s custodian has actually received delivery of the securities or deliver securities prior to the receipt of payment.  For example, if the Fund trades Chinese A-shares on the Hong Kong Stock Exchange, the Fund will typically not receive cash payment for the sale of A-shares until the day following its delivery of the securities for settlement.  While the Fund and its custodian (or its foreign sub-custodian) will take reasonable precautions with respect to delayed delivery transactions, there still exists the risk that the securities may not be delivered to the Fund or that payment will not be received.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for either Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. The Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

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In order to hedge against adverse market shifts or to potentially increase income or gain, the Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, the Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by the Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by the Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

By writing a call, the Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, the Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

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Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for the Fund. The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

The Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each of the Fund reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices

The Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

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If the Adviser expects general stock market prices to rise, the Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Options on Currencies

The Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

Options on Futures Contracts

The Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be affected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

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Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by the Fund.

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Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If the Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser pursuant to guidelines established by the Board. The Fund’s holdings of Rule 144A securities that are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund’s ability to invest in any equity security of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict the Fund’s investments in certain non-U.S. banks and other financial institutions.

Short Sales

The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

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To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Temporary Defensive Positions

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations. Under such circumstances, the Fund may not achieve its investment objective.

Use of Segregated and Other Special Accounts

Use of many derivatives by the Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to designate liquid securities equal to the exercise price.

The options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

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U.S. Government Securities

The Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  The Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

The Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.   Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.  When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.  This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.  Zero coupon securities may have conversion features.  The Fund also may purchase pay-in-kind bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

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Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of the Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Fund’s fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.
For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may not:

(1) Purchase securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities);

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(2) Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3) Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6) Purchase or sell physical commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of Restriction (1), Seafarer Overseas Growth and Income Fund currently intends to use the Global Industry Classification System (“GICS”). The use of any particular classification system is not a fundamental policy of the Fund.  The Fund may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders.

Non-Fundamental Investment Restrictions

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies. These and other non-fundamental investment restrictions disclosed elsewhere in the prospectus or in this SAI may be changed at any time by the Board of Trustees without shareholder approval. For purposes of the non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes. The Fund may not:

(1) Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total net assets (based on then-current value) would then be invested in such securities; or
(2) Make short sales of securities or maintain a short position or purchase securities on margin, in excess of 10% of the Fund’s total assets (based on then-current value), except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

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For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  The Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.  See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following table summarizes the portfolio turnover rate for the Fund for the fiscal periods noted:

Fund Name	For the fiscal year ended April 30, 2015	For the fiscal year ended April 30, 2014
Seafarer Overseas Growth and Income Fund	28%	51%

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Fund may be disclosed to Third Parties (which may include the public) and Service Providers.  No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

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“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Fund.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Seafarer Capital Partners, LLC (Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
MFUG Union Bank National Association (Custodian)	Daily	None	Daily	Daily
ProxyEdge (Proxy administration service)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Independent Registered Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed
Bloomberg, L.P.	Daily	None	Daily	Daily
FactSet Research Systems Inc.	Quarterly	30 day lag	Quarterly	Quarterly
Vezea LLC (Website Developer)	Monthly	None	Monthly	Monthly
Convergex (Broker-dealer providing trade cost analysis services)	Quarterly	None	Quarterly	Quarterly

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Only officers of the Fund and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

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The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings information is disclosed only in accordance with this Policy.  As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the dissemination of full portfolio holdings of the Fund on a calendar quarter-end basis with a thirty (30) calendar day lag.  Separately, the Fund will also disclose its full portfolio holdings at the close of its fiscal year (April 30) and its semi-annual period (October 31) in accordance with regulation.  Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a ten (10) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser; or
▪	Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take special allocation considerations into account. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as each client participating in an aggregated trade pays the average share price for that aggregated trade. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.  The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may by required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

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Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, access to substantive meetings with company management teams, and services related to the execution of securities transactions. The advisory fee paid by the Fund is not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The following table lists the total amount of brokerage commissions paid by the Fund for the fiscal period noted:

Fund Name	For the fiscal year ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Seafarer Overseas Growth and Income Fund	$298,382	$129,052	$61,371

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For the fiscal period noted, the total brokerage commissions paid by the Fund to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Fund are summarized below:

Fund Name	For the fiscal year ended April 30, 2015		For the Fiscal Year Ended April 30, 2014		For the Fiscal Year Ended April 30, 2013
	Commissions	Transactions	Commissions	Transactions	Commissions	Transactions
Seafarer Overseas Growth and Income Fund	$287,056, of which: $80,821 estimated for execution services $206,235 estimated for research and other services	$130,878,854	$104,018 of which: $35,351 estimated for execution services $68,667 estimated for research and other services	$54,669,130	$29,358 of which: $10,300 estimated for execution services $19,508 estimated for research and other services	$21,533,223

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Fund or the Adviser during the fiscal period noted below:

Fund Name	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Seafarer Overseas Growth and Income Fund	$0	$0	$0

The Fund may acquire securities of brokers who execute the Fund’s portfolio transactions. As of April 30, 2015, the Fund owned securities of its regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker-Dealer	Market Value of Securities Owned
Seafarer Overseas Growth and Income Fund	N/A	N/A

PURCHASE AND REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid medallion signature guarantee form, when changing certain information in an account (i.e., wiring instructions, etc.).

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Share Classes

The Fund’s shares are offered via two share classes – an Investor Class and an Institutional Class.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and Trust. Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable.

Share Class Transfers

Fund shareholders may transfer shares between the Investor and Institutional classes.  Share class transfers must generally meet the minimum investment requirements described in “Investment Minimums” in the Prospectus, though the Fund reserves the right to waive or change investment minimums.  A share class transfer is generally not considered a taxable transaction and is not subject to a short-term redemption fee.  You may request a share class transfer by telephone or by mail.  Please call Shareholder Services at 1-855-732-9220 for more information.

Purchase of Shares

The minimum thresholds for initial and subsequent investments in the Fund are set forth in the Prospectus.

Subsequent investments may be made at any time by mailing a check to the Fund’s Transfer Agent, along with a detachable stub from the Account Statement (or a letter providing the account number). Shareholders should write their Seafarer Funds account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of the Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date the Fund receives a completed share purchase order (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for the Fund to become effective on a particular business day, prior to 4:00 p.m.  (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 1-855-732-9220 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If the Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

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The price of the Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Small Account Balance/Mandatory Redemption. If at any time your account balance falls below the applicable minimum initial investment amount for the share class and type of account described under “Investment Minimums” in the Prospectus due to redemptions, a letter may be sent advising you to add to your account to meet the applicable minimum account balance, to transfer your shares to another share class of the Fund for which you are eligible, or to redeem the remaining shares in your account.  If action is not taken within 30 days of the notice, the Fund may require mandatory redemption of shares, or the Fund may elect to transfer the shares to another share class of the Fund for which you are eligible.  The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

The Fund reserves the right to waive or change investment minimums.  Employees of the Adviser and their families are not subject to any initial or subsequent investment minimums.

Redemption Procedures.  The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

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No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees.  If you sell your shares of the Fund after holding them for 90 calendar days or less, a 2.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other transaction costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund may also permit waivers of the short-term redemption fee for the following transactions:

●	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;

●	Redemptions related to a disability as defined by Internal Revenue Service requirements;

●	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;

●	Redemptions due to divorce for shares transferred pursuant to a divorce decree;

●	Redemptions of shares through a systematic withdrawal plan;

●	Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;

●	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;

●	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;

●	Rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund;

●	Redemptions in-kind;

●
Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of the Fund by the Board of Trustees;

●
Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;

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●
Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and

●	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. Certain intermediaries may charge additional fees in association with redemptions.  If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether and how short-term redemption fees will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Redemption by Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Medallion signature guarantees by an acceptable guarantor are required to redeem amounts greater than $250,000 or to have proceeds sent to an address other than the address of record.  Medallion signature guarantees must be obtained from a participant in a medallion program endorsed by the Securities Transfer Association.  Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the Financial Industry Regulatory Authority, Inc. or members of the New York Stock Exchange.  Shareholders should call the Fund’s Transfer Agent at 1-855-732-9220 for information on obtaining a medallion signature guarantee.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption by Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions, with medallion signature guarantee as described above.

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Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at 1-855-732-9220. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. The Fund may require personal identification codes.

Shareholder Services Plan for Investor and Institutional Class Shares

The Fund has adopted a Shareholder Services Plan (the “Services Plan”) for each of its share classes.  Under the Services Plan, the Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders.  The Services Plan will cause the Fund to pay an aggregate fee, not to exceed on an annual basis, 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional classes, respectively.  Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization.  Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year.

The Services Plan covers the following administrative and servicing functions:

1.	answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, the proxy voting policies and record of the Trust, and other matters pertaining to the Fund;

2.	assisting shareholders in designating and changing dividend options, account designations and addresses;

3.	establishing and maintaining certain shareholder accounts and records, as may reasonably be requested from time to time by the Trust;

4.	assisting in processing Fund share purchase and redemption transactions;

5.	arranging for the wiring of funds relating to transactions in Fund shares;

6.	transmitting and receiving funds in connection with shareholder orders to purchase or redeem Shares;

7.	verifying and guaranteeing shareholder signatures in connection with redemption orders, transfers among and changes in shareholder-designated accounts;

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8.	providing periodic statements showing a shareholder’s account balances and, to the extent practicable, integration of such information with information concerning other client transactions otherwise effected with or through the Service Provider;

9.	furnishing on behalf of the Trust’s distributor (either separately or on an integrated basis with other reports sent to a shareholder by the Service Provider) periodic statements and confirmations of all purchases and redemptions of Fund shares in a shareholder’s account required by applicable federal or state law, all such confirmations and statements to conform to Rule 10b-10 under the Securities Exchange Act of 1934, as amend, and other applicable legal requirements;

10.	transmitting proxy statements, annual reports, prospectuses, and other communications from the Trust to shareholders;

11.	receiving, tabulating, and transmitting to the Trust proxies executed by shareholders with respect to annual and special meetings of shareholders of the Trust;

12.	providing reports containing state-by-state listings of the principal residences of the beneficial owners of the Fund shares;

13.	completing all customer identification procedures in relation to the shareholders under the Trust’s anti-money laundering program, and taking all appropriate action in relation to shareholders under anti-money laundering requirements, including closing shareholder accounts, notifying appropriate authorities of money laundering concerns and deferring payments of redemption proceeds while money laundering concerns are investigated;

14.	providing to shareholders who are individuals all privacy notices and other communications required under Regulation S-P; and

15.	providing such other related services as the Trust or a shareholder may reasonably request.

Apart from the Services Plan, the Adviser may use revenues from its advisory fees, as well as past profits or its resources from any other source, to make payments to the Distributor of the Fund or other parties with respect to any expenses incurred in connection with the distribution of the Fund’s shares.  The Fund’s Distributor or other service providers may also use past profits or resources from any other source, to make payments with respect to the distribution of the shares of the Fund.  However, any such distribution payments made by the Adviser, Distributor, or service providers are not expenses that will be borne by the Services Plan.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of its Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operation of the Fund is delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

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INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	34	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran formerly served as President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado, from 1991 to 2007. During his career as an attorney from 1958 to 1991, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	34	None.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	34	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	34	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Michael “Ross” Shell, 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
				34	None.

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INTERESTED TRUSTEE

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee
Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
34
Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

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OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc. and ALPS Series Trust and Chief Financial Officer of The Arbitrage Funds.

JoEllen L. Legg, 1971	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Assistant Secretary of the Griffin Institutional Access Real Estate Fund, James Advantage Funds, and WesMark Funds. Ms. Legg also serves as Secretary to ALPS Series Trust.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS.  Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.  Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds, Centre Funds, Reality Shares ETF Trust and Transparent Value Trust.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which Seafarer Capital Partners, LLC provides investment advisory services (currently none).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

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Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-President and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC.  Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997, and lead Independent Trustee since 2010.  Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009.   Mr. Rutledge is the President and owner of Rutledge’s Inc., an upscale men’s clothing store, which he opened in 1967.  Mr. Rutledge has over 40 years of business experience.  He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009.   In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO.  From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

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Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009.  Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as Director.  He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc.  Mr. Burke has over 20 years of financial services and investment management experience.  Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity.  Mr. Burke has a B.A. in Economics from the University of New Hampshire.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time.  Mr. Moran serves as a lead Independent Trustee. The lead independent trustee is responsible for chairing any meetings of the independent trustees.   The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the fund’s service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

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None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee.  The Board has an Audit Committee that considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell.  The Audit Committee met three times during the fiscal year ended April 30, 2015.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended April 30, 2015.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

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As of December 31, 2014, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee was as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edmund J. Burke	None	None

As of December 31, 2014, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary K. Anstine	$10,001 - $50,000	$10,001 - $50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	Over $100,000
Michael “Ross” Shell	None	None

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Remuneration of Trustees.

Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$46,000	$0	$0	$46,000
Jeremy W. Deems	$46,000	$0	$0	$46,000
John R. Moran, Jr.	$46,000	$0	$0	$46,000
Jerry G. Rutledge	$46,000	$0	$0	$46,000
Michael “Ross” Shell	$46,000	$0	$0	$46,000
*
The Fund Complex currently consists of 34 series of the Trust and any other investment companies for which any Trustee serves as Trustee for and which Seafarer Capital Partners, LLC provides investment advisory services (currently none).

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT ADVISER

Seafarer Capital Partners, LLC (the “Adviser”) is a privately-held, employee-owned firm.  The Adviser provides investment advisory and administrative services to its clients; it began operations in April 2011, and is registered with the Securities and Exchange Commission as an investment adviser.  As sponsor to the Fund, the Adviser is responsible for the overall management and administration of the Fund’s business affairs.  The Adviser’s principal address is 700 Larkspur Landing Circle, Suite 105, Larkspur CA 94939.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.75% based on the Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) calendar days’ notice.  A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement is available in the Fund’s Annual Report for the period ended April 30, 2015.

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As described in the Prospectus, the Adviser has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for Investor class shares and Institutional class shares respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2017.  The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year(s) in which the fees and expenses were deferred.  This agreement may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees.

The table below shows the management fees paid by the Fund to the Adviser for the periods indicated:
	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Gross Advisory Fees	$901,863	$380,980	$163,996
Waiver of Advisory Fees	($67,938)	($167,673)	($163,996)
Reimbursement of other Expenses	$0	$0	($102,313)
Net Advisory Fees	$833,925	$213,307	$0

Adviser’s Philosophy

Seafarer believes that disciplined active management, applied over a long-term horizon, can enhance investment performance and mitigate portfolio volatility.

Seafarer believes that structural inefficiencies exist within the financial markets of most developing countries.  These inefficiencies can give rise to persistent mispricing of individual securities.  Such inefficiencies may result from pronounced fluctuations in liquidity conditions, which can distort valuations; alternatively, they may arise from information asymmetries, where market participants misjudge the quality and growth prospects of a given business.

Seafarer further believes that most benchmark indices used to measure the performance of developing markets may incorporate certain shortcomings or biases.  These biases mean that popular benchmarks may not fully represent the underlying economic and financial activity that they are supposed to track.

Seafarer thinks the presence of these two anomalies – mispriced individual securities, and benchmarks that incorporate biases – might provide an opportunity to enhance long-term investment performance for the benefit of shareholders.

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In order to construct portfolios, Seafarer typically follows two steps:  first, Seafarer seeks to identify and invest in those companies capable of generating sustained growth, but whose prospects have not been widely appreciated by financial markets.  Second, Seafarer aims to build diversified and low-turnover portfolios that emulate the characteristics of a reasonable index – one that represents underlying economic activity in select developing markets, and which avoids the biases and shortcomings that Seafarer believes are inherent in standard benchmarks in the developing world.

Seafarer believes that fundamental research on individual companies is the best means by which to capitalize on persistent inefficiencies in financial markets.  Seafarer constructs portfolios from the “bottom up,” meaning that it selects individual securities based on their specific merits.

Seafarer believes its process is best suited to a long-term investment horizon.  Seafarer avoids chasing short-term investment themes or trying to time markets.

Seafarer’s objective is to provide long-term investment portfolios that offer sustainable growth, reasonable income, suitable diversification and which mitigate volatility.  Seafarer’s goal is to build lasting wealth for its clients over time.

Team Organization

Seafarer’s aim is to organize its investment team to promote accountability, responsibility, and collaboration.  Seafarer places individuals, rather than large teams or committees, in charge of portfolios.  Seafarer seeks to give them the authority and discretion to execute their duties accordingly.  Seafarer places the responsibility for risk management with individual portfolio managers, and believes that the Manager must bear direct responsibility for his or her decisions, and cannot effectively delegate risk management to an oversight group or committee.

Seafarer believes that such a structure promotes accountability and responsibility to clients:  the intent is for decisions to be made on a timely basis rather than be lost in committee.  Seafarer generally locates all parties involved in the research process in a single location, so as to maximize collaboration, communication, and the flow of information.  Seafarer’s research process seeks to challenge commonly held assumptions, and to overturn pre-conceived biases.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Fund Services, Inc. and ALPS Advisors, Inc.) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Fund, the Adviser, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. The codes of ethics are on public file with, and are available from, the SEC.

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ADMINISTRATOR

The Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI and ALPS Advisors, Inc.) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund.  Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

The table below shows the administrative fees earned by ALPS for the periods indicated:

	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Seafarer Overseas Growth and Income Fund	$212,034	$201,230	$184,977

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that each Adviser should be responsible for voting because it is a matter relating to the investment decision-making process.

Attached as Appendix B is a summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.   When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, (i) upon request, by calling 1-855-732-9220 and (ii) on the SEC’s website at www.sec.gov.

PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of the Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

As of August 1, 2015 the following shareholders owned 5% or more of the outstanding shares of a class of the Fund as listed below:

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Fund	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Seafarer Overseas Growth and Income - Investor Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	77.46%	Record
Seafarer Overseas Growth and Income - Investor Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	16.35%	Record
Seafarer Overseas Growth and Income - Institutional Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	42.53%	Record
Seafarer Overseas Growth and Income - Institutional Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	13.91%	Record
Seafarer Overseas Growth and Income - Institutional Class	PNC BANK, N.A. 116 ALLEGHENY CENTER MALL PITTSBURGH, PA 15212	13.17%	Record
Seafarer Overseas Growth and Income - Institutional Class	UMB BANK NA 928 GRAND BLVD FL 4 KANSAS CITY, MO 64106	10.27%	Record
Seafarer Overseas Growth and Income - Institutional Class	MSCS FINANCIAL SERVICES, LLC 717 17TH ST STE 1300 DENVER, CO 80202	8.92%	Record

The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund.  Unless noted otherwise, all information is provided as of April 30, 2015.

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Other Accounts Managed by Portfolio Managers

The table below identifies as of April 30, 2015, for the portfolio manager of the Fund, the number of accounts (other than the Fund with respect to which information is provided) for which the portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Andrew Foster	0	$0	1	$48	0	$0

Portfolio Manager Compensation

Compensation.  The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a fixed base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance.

The Adviser may evaluate competitive market compensation by reviewing investment industry compensation survey results conducted by an independent third party.

The portfolio manager’s compensation consists of the following three elements:

●	Base salary. The portfolio manager is paid a fixed base salary. In setting the base salary, the Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

●	Discretionary cash bonus. Dependent on the Adviser’s profitability and financial resources, the portfolio manager is eligible to receive a discretionary, cash bonus. That bonus is determined based on quantitative and qualitative assessment of the manager’s performance. Where sufficient performance history exists for the manager, a portion of his or her bonus is quantitatively determined, based typically upon an amalgamation of historical rolling averages of the pre-tax performance of all registered investment companies under the manager’s advice and direction. Such performance is judged relative to applicable benchmark indices, the performance of a pre-determined peer group, and for periods in excess of five years, in absolute (i.e., against compounded rates of return for short-term treasury bonds). The longer a manager’s record, the greater portion of his or her bonus that is determined quantitatively. The residual component of the bonus is determined on qualitative grounds, where the Adviser may take into account various subjective (possibly mitigating) factors. Strong qualitative and quantitative performance (against the applicable benchmark, peer group and in absolute) could deliver compensation that may be substantial in comparison to the manager’s base salary. Poor qualitative and quantitative performance (against the applicable benchmark, peer group and in absolute) could result in no bonus whatsoever. The amount of fund assets under management may have indirect impact on the potential size of the bonus, particularly as such assets will likely augment the Adviser’s revenues, thus improving its financial resources and its capacity to pay cash bonuses.

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●	Equity incentives. The Adviser has established an equity incentive program that allows key personnel to build ownership in the Adviser’s capital structure. The Adviser believes that such incentives are useful in that they help retain key personnel, they better align managers’ interests with those of clients, and they provide personnel with the proper motivation to balance short-term and long-term management objectives.

Conflicts of Interest with Other Accounts.  Potential conflicts of interest may arise when the Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other fund or accounts.  At this juncture, the Adviser has two other client accounts under its advice and management; and the Adviser may pursue other clients.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs.  For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style.  The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities between the Fund and other client accounts.  There is no guarantee, however, that the policies and procedures adopted by the Adviser will detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for the Fund and/or other accounts, the opportunity may be allocated among the Fund or these other accounts, which may limit the Fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  Also, the manager may face differing liquidity conditions for different accounts, which may give rise to the need for differing strategies for each.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

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Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.  The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.  The Adviser may provide more services (such as administration or recordkeeping) for some types of accounts than for others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser.

Ownership of Fund Securities

The table below identifies ownership of Fund securities by the Portfolio Manager as of April 30, 2015:

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Andrew Foster	Over $1,000,000

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NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets.  Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time).  The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Short-term obligations with maturities of 60 calendar days or less are valued at amortized cost, which constitutes fair value as determined by the Board.  Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Fund may also use fair value procedures if its Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

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A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Fund’s policy to distribute to its shareholders substantially all net investment income, paid out via two semi-annual dividends, in June and December. It is also the Fund’s policy to distribute annually all net realized short term and long-term capital gains, if any, after offsetting any capital loss carryovers.

Dividends and capital gain distributions are payable as of the close of the NYSE on the day following the record date for each dividend or distribution. The Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes.  Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends transferred through an Automated Clearing House to the bank of your choice or paid by check mailed to the address of record.  You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

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As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 500% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

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To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  The Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

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If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.  The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and its shareholders.  Portions of the Fund’s distributions may be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

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Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund is treated as dividends.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

Passive Foreign Investment Companies

Funds that invest in non-U.S. securities may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”).  In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of PFIC shares, the Fund may elect to “mark-to-market” annually its investments in such entities, which will result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year.  As a result of the mark-to-market election, an electing Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains.  By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  An electing Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.  Alternatively, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by an electing Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

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Non-U.S. Taxes

The Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If the Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by the Fund may be subject to certain limitations imposed by the Code.

If the Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.  The Fund makes no assurances as to either the availability of any election discussed in this section or its willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

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Some of the Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.”  Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character.  Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the Fund.  Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund may invest are not clear in various respects.  As a result, the IRS could challenge the Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of the Fund as a regulated investment company.

The Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, an effected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  An effected Fund may realize gains or losses from such sales.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

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High-Risk Securities

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for the Fund.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by the Fund if it invests in such securities in order to seek to ensure that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Real Estate Investment Trusts

The Fund’s investments in REIT equity securities, if any, may result in the Fund’s receipt of cash in excess of the REIT’s earnings.  If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to the Fund.  Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders.  Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), or who has under-reported dividend or interest income, and to any shareholder who fails to certify to the Fund that he or she is not subject to such withholding.  The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and redeemed, exchanged or otherwise on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for covered shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder of a cost basis method that has been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The historical legal requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and which are sold on and after that date.

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You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Surtax on Net Investment Income

A surtax of 3.8% applies to the “net investment income” of an individual taxpayer and on the undistributed ‘‘net investment income’’ of certain estates and trusts, in each case in excess of a threshold.  Net investment income includes  interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business).  Net investment income includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares.  Net investment income is reduced by deductions properly allocable to such income. Holders of Fund shares should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

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An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above. Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect that investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists, as of the date of this SAI, of thirty-four separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approval of the Investment Advisory Contract and Management Contracts is a matter to be determined separately by each fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

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The Trust is not required to hold regular annual meetings of the Fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUND

Custodian.  MFUG Union Bank National Association (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California 94104, serves as the custodian for the Seafarer Overseas Growth and Income Fund.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of ADI and the Adviser.

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Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s independent registered public accounting firm.  Deloitte is located at 555 17th St. #3600, Denver, Colorado 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Fund and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax-exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) of the Fund are incorporated in this SAI by reference.  The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report.  You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

89

APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher.  The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’ s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of the Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

A-1

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

A-2

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on Fund employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

A-3

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

A-4

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

A-5

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc.

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

A-6

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

A-7

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

A-8

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

●	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

●	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

●	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

A-9

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

A-10

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

A-11

APPENDIX B

Seafarer Capital Partners, LLC
Proxy Voting Policy, Procedures and Guidelines

Under Rule 206(4)-6 of the Advisers Act, it is a fraudulent, deceptive or manipulative course of business for an investment adviser to exercise voting authority with respect to client securities, unless the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients. Under the Rule, the adviser must also describe its policies to clients and provide them to clients upon request and also provide clients with information on how the adviser voted the proxies on their securities.  The Adviser has adopted the following Proxy Voting Policies and Procedures (the “Proxy Policies”) and utilizes a third party proxy voting service to assist it in analyzing and voting  proxies.

A.          PURPOSE

The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

B.          POLICY

The Adviser acts as discretionary investment adviser for various registered investment companies (the “Funds”) and client accounts and has the authority to vote proxies.  These Proxy Voting Policies and Procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of its clients, including the Funds.  The Adviser will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the assets of the account.

C.          GUIDELINES

The following guidelines are a partial list to be used in voting on proposals often contained in proxy statements, but will not be used as rigid rules.  The voting policies below are subject to modification in certain circumstances and will be reexamined from time to time.  In all circumstances, even those that are seemingly routine, the Adviser reserves the right to evaluate each proposal in light of the best interests of its clients, and to vote other than as indicated by the Proxy Policies, if the Adviser believes, in good faith, that doing so will most enhance shareholder value.  With respect to matters that do not fit in the categories stated below, the Adviser will exercise its best judgment as a fiduciary to vote in the manner that it believes will most enhance shareholder value.

i.          Management Proposals

B-1

The majority of votes presented to shareholders are proposals made by management, which have been approved and recommended by its board of directors. For routine matters (which generally means that such matter will not measurably change the structure, management, control or operation of the company and are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company), the Adviser will vote in accordance with the recommendation of the Company’s management, unless, in the Adviser’s opinion, such recommendation is not in the best interests of the investing Funds.

               Generally, in the absence of any unusual or non-routine information, the following items are likely to be supported:
●	Ratification of appointment of independent auditors;

●	General updating/corrective amendments to charter;

●	Increase in common share authorization for a stock split or share dividend;

●	Stock option plans that are incentive based and not excessive; and

●	Election of directors and payment of fees (unless such fees exceed market standards).

Non-routine matters may involve a variety of issues.  The following items will typically require case-by-case review and analysis when submitted by management to a shareholder vote:
●	Directors’ liability and indemnity proposals;

●	Executive compensation plans;

●	Mergers, acquisitions, and other restructurings submitted to a shareholder vote;

●	Anti-takeover and related provisions; and

●	Shareholder Proposals

ii.         Shareholder Proposals

In general, the Adviser will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals. However, the Adviser will support shareholder proposals that are consistent with the Adviser’s proxy voting guidelines for board-approved proposals.

B-2

Generally, shareholder proposals related to the following items are supported:

●	Confidential voting;

●	Bylaw and charter amendments only with shareholder approval;

●	Requiring a majority of independent directors in a board

Generally, shareholder proposals related to the following items are not supported:

●	Limitations on the tenure of directors;

●	Cumulative voting;

●	Restrictions related to social, political, or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or vested interest impact; and

●	Reports which are costly to provide or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of shareholders.

The Adviser will vote on proxy matters in accordance with a client’s specific request even if that vote would be inconsistent with its Proxy Policies, or its vote on behalf of other clients.  Clients must make such requests in writing, and submit them in a timely matter.

iii.         Abstaining from Voting, Affirmatively Not Voting, and Failing to Vote Due to Constraints

The Adviser will take all measures necessary and appropriate to vote all proxies on a “best efforts” basis – that is it undertakes reasonable efforts to secure proxies and vote them in the best interests of its clients and according to its guidelines.  However, if proxy materials are not available on a timely basis, or if they require additional processing, the Firm may not be in a position to vote within the allotted proxy schedule.  Also, the Adviser may abstain from voting (which generally requires submission of the proxy voting card) or decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the applicable Fund.

Factors that may be considered in determining whether the Firm is in a position to vote or if abstaining or not voting is in the best interests of clients may include the costs associated with exercising the proxy (e.g. travel or translation costs), foreign ownership restrictions, and any legal restrictions on trading resulting from the exercise of a proxy (e.g. “share blocking” or other restrictions on transactions.

B-3

In some cases, refraining from voting on a matter submitted to shareholders may be, in Seafarer’s view, in the best interests of our clients.  For example, the cost of voting the proxy may exceed the expected benefit to the client (e.g. travel or translation costs).  Similarly, voting on shareholder matters in foreign countries, particularly in emerging markets, may be subject to restrictions (including registration procedures that result in a holding becoming illiquid for a period of time) and limitations that impede or make the exercise of shareholder rights impractical. Furthermore, if a proxy is received with short notice before a vote, the Firm may rely on its proxy voting service to process its vote in accordance with standing instructions.  Factors that may limit the Adviser’s ability to vote include, but are not limited to:

●	Untimely or inadequate notice of shareholder meetings;

●	Restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes;

●	In-person voting requirements;

●	Restrictions on the sale of securities for periods surrounding the shareholder meeting (i.e. “share blocking”);

●	Granting local agents powers of attorney to facilitate voting instructions;

●	Proxy materials or ballots not being readily available; and

●	Proxy materials or ballots not being available in English

The fact that the Funds hold a small percentage of the outstanding voting securities of a company is not a sufficient reason for not voting a proxy.

iv.        Conflict of Interest

Due to the nature of the Adviser’s business and its ownership, it is unlikely that conflicts of interest will arise in voting proxies of public companies.  The CCO will request disclosure of any potential conflicts of interest for access persons, and maintain records in accordance with this policy and related regulations. However, if a potential conflict of interest does arise, the CCO will review these votes in advance to make sure that the Adviser’s proposed votes are consistent with the established guidelines and not prompted by any conflict of interest.  If a conflict is evident, the CCO will advise the affected clients, seek their direction, and vote accordingly.  If such clients are not able to provide direction, the Adviser’s CCO will take other action as may be appropriate in the particular circumstances, and document such actions accordingly.

B-4

D.         PROCEDURES

The Adviser’s Director of Fund Administration is responsible for overseeing a service to receive and execute proxies associated with clients’ accounts.  The CIO is responsible to ensure that the proxies, once received, are voted in a timely and consistent manner across all eligible accounts.  The Director of Fund Administration is responsible to ensure that the voting instructions and all related reporting are executed in a compliant manner.

In order to facilitate the proxy voting process, the Adviser may engage, via the client’s custodian, an independent proxy voting service.  This service will receive, process, execute and record proxy votes on the Adviser’s behalf.  This service may (or may not) provide the Adviser with voting analysis and recommendations.  It is the Adviser’s duty to ensure that proxies are voted in accordance with the Adviser’s policies and procedures, and to produce quarterly reports indicating how individual votes were cast.  Portfolio managers for client accounts may exercise discretion as to how to vote a particular proxy, bearing in mind their fiduciary duties to act in the client’s best interest.  Portfolio managers may rely on advice, recommendations and analysis from other members of the firm’s investment team; and they may utilize external reports and analysis to help determine the vote, provided that such resources are documented in accordance with the Firm’s proxy policies.  Lastly, a portfolio manager may determine it is in a client’s interest to overturn a standing instruction on a particular proxy measure; if so, the corresponding rationale should be documented and maintained by the CCO.

E.          RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the CCO will maintain for the time periods set forth in such Rule the following:  (i.) these proxy voting procedures and policies, and all amendments thereto; (ii.) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii.) a record of all votes cast on behalf of clients; (iv.) records of all client requests for proxy voting information; (v.) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi.) all records relating to requests made by clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part 2 of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advise clients how they may obtain information about how the Adviser voted their securities.  Clients may obtain information about how their securities were voted or a copy of the Adviser’s Proxy Voting Policies and Procedures free of charge by written request addressed to the CCO.
B-5

ASPEN MANAGED FUTURES STRATEGY FUND

STATEMENT OF ADDITIONAL INFORMATION

CLASS A SHARES (MFBPX)

CLASS I SHARES (MFBTX)

August 31, 2015

P.O. Box 13033
Denver, CO 80201

The Aspen Managed Futures Strategy Fund (the “Fund”) is a non-diversified investment portfolio of Financial Investors Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust.

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for Class A Shares and Class I Shares (collectively, the “Shares”) of the Aspen Managed Futures Strategy Fund (the “Fund”), which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own investment objective and policies.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated August 31, 2015, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Fund at the address listed above, or by calling the Fund’s transfer agent at 855.845.9444. The Fund’s most recent annual report, if any, is incorporated by reference into this SAI, and can be obtained free of charge by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES	1
ADDITIONAL INVESTMENT ACTIVITIES AND RISKS	3
OTHER PRACTICES	40
INVESTMENT LIMITATIONS	43
PORTFOLIO TURNOVER	45
DISCLOSURE OF PORTFOLIO HOLDINGS	46
PORTFOLIO TRANSACTIONS AND BROKERAGE	49
PURCHASE & REDEMPTION OF SHARES	52
TRUSTEES AND OFFICERS	59
INVESTMENT ADVISER	68
INDEX PROVIDER	70
DISCLAIMERS	70
DISTRIBUTOR	71
CODE OF ETHICS	71
ADMINISTRATOR	71
PROXY VOTING POLICIES AND PROCEDURES	71
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP	72
EXPENSES	73
PORTFOLIO MANAGERS	74
POTENTIAL CONFLICTS OF INTEREST	75
NET ASSET VALUE	76
TAXES	77
DESCRIPTION OF THE TRUST	89
OTHER INFORMATION ABOUT THE FUND	90
PERFORMANCE INFORMATION	91
FINANCIAL STATEMENTS	91
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B - PROXY VOTING POLICIES	B-1

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

The Prospectus discusses the investment objective of the Aspen Managed Futures Strategy Fund (the “Fund”), as well as the strategies it employs to achieve that investment objective. The Fund is a series of Financial Investors Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993. The discussion below supplements the information set forth in the Prospectus under “Investment Objective and Principal Investment Strategies” and “More on the Fund’s Investments and Related Risks.”

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. The Fund is classified as non-diversified.

Investment Objective

The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “Aspen MFBI” or “Index”).

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of securities and derivatives that, as a whole, are expected to produce returns that track the weekly price performance of its Index. The Fund, using a low cost “passive” or “indexing” investment approach, seeks to replicate, before fees and expenses, the performance of the Index.

The Aspen MFBI is constructed using a quantitative, rules-based model designed to replicate the price-trend following and counter price-trend exposure of futures markets by allocating assets to liquid futures contracts of certain equities, financial, currency and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e. managed futures beta.

The Index currently consists of exchange-traded liquid futures contracts relating to 23 Reference Assets among four generic categories of Asset Classes.

Asset Classes
Reference Assets	Global Equities	Global Fixed Income	Commodities	Currencies
	S&P 500 Index	10-Year U.S. Treasury Notes	Corn	Australian Dollar
	Nikkei 225 Index (USD)	10-Year Canadian Government Bond	Soybeans	Euro
	FTSE 100	Long Gilt	Sugar	Pound Sterling

Index
Euro Stoxx 50 Index	Euro Bund	WTI Crude	Japanese Yen
		Heating Oil	Swiss Franc
		Copper	Canadian Dollar
		Gold	New Zealand Dollar
Silver

The Index Provider may, in its sole discretion, acting in good faith and a commercially reasonable manner, at any time remove or add Asset Classes and Reference Assets comprising the Index.

The Aspen MFBI model identifies exchange-traded futures contracts through which to establish either long or short positions among Reference Assets based upon the quantitative rules of the Index and subject to pre-defined allocation limits. Subject to certain pre-defined non-discretionary conditions, the Aspen MFBI is rebalanced each week.

The Fund seeks a correlation over time of 0.95 or better between the Fund’s performance, before fees and expenses, and the performance of the Index. A figure of 1.00 would represent perfect correlation.
The Fund expects to gain exposure to the equities, financial, currency and commodities markets indirectly by investing up to 25% of its total assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) which is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary may invest without limitation in swaps and other derivative instruments. The Fund and the Subsidiary do not currently contemplate investing in swaps, although they each reserve the right to do so in the future. The Fund and the Subsidiary are both advised by the Adviser. Neither the Fund nor the Subsidiary is advised by the Index Provider.

The securities in the Fund’s portfolio are expected to typically consist primarily of collateral as described below. The derivatives in the Fund’s portfolio consist primarily of financial, currency and commodity-linked derivative instruments, including exchange-traded futures and forward currency contracts.

The Adviser also intends that the Fund will gain exposure to short equities, financial, currency and commodity futures positions and other similar transactions by tracking the Index through derivative instruments. The Fund may employ leveraging techniques to attempt to achieve its investment objective, including but not limited to maintaining a portfolio of comparable composition but greater notional value than that of the Index, entering into swap agreements, or through structured notes linked to the Index or its constituents. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality fixed-income securities, money market instruments, money market funds, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions.

The Adviser may engage on behalf of the Fund and the Subsidiary in regular buying and selling of portfolio securities and derivative contracts to achieve the Fund’s investment objective.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

The Fund may also invest in the following types of securities. The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest or investment strategies in which it may engage, and the Fund may invest in instruments and securities and engage in strategies other than those listed below.

Investments in a Wholly Owned Subsidiary

Investments in the Subsidiary are expected to provide the Fund with exposure to the equities, financial, currency and commodity markets within the limitations of the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Taxation of Certain Commodity-Linked Instruments.”

It is expected that the Subsidiary will invest primarily in derivative instruments, including futures contracts and options on, among other items, commodity futures. Although the Fund may enter into these derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. When the Adviser believes that these derivative instruments are better suited to provide exposure to the equities, financial, currency and commodities markets, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also will invest in inflation-protected securities and other fixed income instruments, which are intended to serve as collateral for the Subsidiary’s derivatives positions. To the extent that the Fund invests in the Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed in the Prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. The Subsidiary has the same investment objective and is subject to substantially the same investment policies (with respect to the Commodity Futures-Linked Investments portion only) and investment restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in swaps and other derivative instruments. The Fund and the Subsidiary do not currently contemplate investing in swaps, although they each reserve the right to do so in the future. The Subsidiary will also be subject to the same compliance policies and procedures as the Fund. In addition, the Fund wholly owns and controls the Subsidiary, and the Adviser acts as adviser to the Fund and investment adviser to the Subsidiary.

Commodity-Related Equities

The Fund will invest in equity securities of companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors. The agriculture sector includes companies engaged in the manufacture and production of seeds, traits (seed characteristics attained through genetic modification), chemicals and fertilizers, timber, farm machinery, equipment and irrigation, agricultural products, and livestock and aquaculture. The base/industrial metals sector includes companies engaged in the production of aluminum, steel, uranium, and diversified metals and mining. The energy sector includes companies engaged in the production of coal and consumable fuels, integrated oil and gas, oil and gas exploration and production, oil and gas drilling, oil and gas equipment and services, oil and gas refining and marketing, and oil and gas storage and transportation (excluding shipping). The precious metals sector includes companies engaged in the mining and production of gold and precious metals and minerals. The equity securities in which the Fund will invest may not move in the same direction and to the same extent as the underlying commodities.

Non-Diversification

Because the Fund is non-diversified and may invest a greater percentage of its assets in particular asset classes, securities of a single issuer or instrument and in a relatively small number of issuers or instruments, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers or instruments may also present substantial credit or other risks.

Market Risk

The market price of securities and commodities owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Securities and commodities may decline in value due to factors affecting markets generally or particular industries represented in the markets. The value of an instrument may decline due to general market conditions which are not specifically related to a particular company or commodity, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the markets, multiple asset classes may decline in value simultaneously.

Equity securities and commodities generally have greater price volatility than fixed income securities.

Derivatives

The Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the Commodity Futures Trading Commission (“CFTC”); however, the Fund will not be obligated to use derivatives and makes no representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, commodity, reference rate or index and may relate to commodities, stocks, bonds, interest rates, currencies or currency exchange rates, related indexes and other assets. The types of derivatives in which the Fund may invest include, but are not limited to, commodity futures, interest rate, currency or stock or bond index futures contracts, currency forward contracts, the purchase and sale (or writing) of exchange listed and over-the-counter (“OTC”) put and call options on commodities, debt and equity securities, currencies, interest rate, currency or stock index futures and fixed income and stock indices and other financial instruments, entering into various interest rate transactions such as caps, floors, and collars, entering into equity caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or commodity futures or to seek to enhance the Fund’s income or gain. The Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund’s portfolio securities.

Subject to the constraints described above, the Fund may (if and to the extent so authorized) purchase and sell commodity futures contracts, interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts; purchase and sell (or write) exchange listed and OTC put and call options on commodities, securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. The Fund’s interest rate transactions may take the form of caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, and options on currencies or currency futures contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Fund’s use of derivatives may be limited by certain provisions of the Code. When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “Taxes.”

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Currency Transactions

The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains.

Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, and exchange-listed and OTC options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

The Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, the Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are or are expected to be denominated, and to buy dollars.

If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Futures Contracts

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. The Adviser expects that its futures transactions will generally include transactions (1) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (2) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Fund may be subject to amendment. Amendments to such regulations by the CFTC may affect the ability of the Fund to use futures and commodity interests, and could affect the Fund’s ability to achieve its investment objective. The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). The Fund may use futures contracts and related options for hedging purposes and for investment purposes. The Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund’s securities. The Fund will designate assets with respect to futures contracts and options thereon as described below under “Use of Segregated and Other Special Accounts.”

Interest Rate Futures Contracts

The Fund may enter into interest rate futures contracts, for example, in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular debt security or index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if the Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of each class of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, because the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to take a position without having to sell its portfolio securities. Similarly, when the Adviser expects that interest rates may decline, the Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, the Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized.

The use of options and futures transactions entails risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could create the possibility that losses on the derivative will be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. The Fund might not be able to close out certain positions without incurring substantial losses. To the extent the Fund utilizes futures and options transactions for hedging, such transactions should tend to decrease the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. The Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, the Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, the Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by the Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by the Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

By writing a call, the Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, the Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for the Fund. The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

The Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options; (2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

The Fund reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices

The Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded OTC. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, the Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Options on Currencies

The Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

Options on Futures Contracts

The Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be affected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Commodity Futures and Options on Commodity Futures

Futures contracts and options on futures contracts allow for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a security and protect against a rise in prices pending purchase of portfolio securities. Futures contracts enable the seller to lock in a price at which it may sell a security and protect against declines in the value of portfolio securities. An option on a futures contract gives the purchaser the right (in exchange for a premium) to assume a position in a futures contract at a specified exercise price during the term of the option.

Indexed Securities

The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses can be greater than if derivatives had not been used.

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Use of Segregated and Other Special Accounts

Use of many derivatives by the Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to designate liquid securities equal to the exercise price.

The options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability of data on which to make trading decisions than in the United States; (3) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (5) lower trading volume and liquidity.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. There is limited significant trading history of event-linked bonds, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund. The Fund may invest up to 10% of its total assets in catastrophe bonds.

Short Sales

The Fund may make short sales of securities as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board of Trustees and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. The Fund’s foreign currency transactions may give rise to ordinary income or loss, for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, archaic legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict the Fund’s investments in certain non-U.S. banks and other financial institutions.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Credit Ratings

The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in the Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. The Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

Emerging Market Countries

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and the Fund, as well as the value of securities in the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors. Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect the Fund. In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Commodity-Linked Instruments

Commodity Futures Contracts

The Fund can hold substantial positions in commodity futures contracts. The Fund’s investments in commodity futures contracts and related instruments may involve substantial risks. Some of the special characteristics and risks of these investments are described below.

Commodity futures contracts are agreements between two parties. One party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made. Commodity futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.

In the futures markets, the exchange clearing corporation takes the other side in all transactions, either buying or selling directly to the market participants. The clearinghouse acts as the counterparty to all exchange-traded futures contracts. That is, the Fund’s obligation is to the clearinghouse, and the Fund will look to the clearinghouse to satisfy the Fund’s rights under the futures contract.

When purchasing stocks or bonds, the buyer acquires ownership in the security, however buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their futures contract before expiration.

•	Price Limits. The commodity futures exchanges often impose on each commodity futures contract a maximum permissible price movement for each trading session. If the maximum permissible price movement is achieved on any trading day, no more trades may be executed above (or below, if the price has moved downward) that limit. If the Fund wishes to execute a trade outside the daily permissible price movement, it would be prevented from doing so by exchange rules, and would have to wait for another trading session to execute its transaction.

•	Price Volatility. Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Fund invests in commodity futures contracts, the assets of the Fund, and therefore the prices of Fund shares, may be subject to greater volatility.

•	Marking-to-Market Futures Positions. The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the Fund’s futures positions have declined in value, the Fund may be required to post additional margin to cover this decline. Alternatively, if the Fund’s futures positions have increased in value, this increase will be credited to the Fund’s account. Commodity futures contracts, when entered into directly by the Fund, are generally taxed on the “marked-to-market” basis applicable to section 1256 contracts, as discussed below under “Taxes - Financial Products.” For information about the tax treatment of the Fund’s commodity-linked investments and its investment in the Subsidiary, please refer to “Taxes – Taxation of Certain Commodity – Linked Investments.”

Special Risks of Commodity Futures Contracts

•	Storage Costs. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.

•	Reinvestment Risk. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominate hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to replace an expiring contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominate hedgers in the market, the Fund might open the new futures position at a higher price or choose other related commodity investments

•	Additional Economic Factors. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, commodity-linked notes, and commodity options, than on traditional securities. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

•	Leverage. There is much greater leverage in futures trading than in stocks. As a registered investment company, the Fund must pay in full for all securities it purchases. In other words, the Fund is not allowed to purchase securities on margin. However, the Fund is allowed to purchase futures contracts on margin. The initial margin requirements are typically between 3% and 6% of the face value of the contract. That means the Fund is only required to pay up front between 3% to 6% percent of the face value of the futures contract. Therefore, the Fund has a higher degree of leverage in its futures contract purchases than in its stock purchases. As a result there may be differences in the volatility of rates of return between securities purchases and futures contract purchases, with the returns from futures contracts being more volatile.

Hybrid Instruments

The Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act, as amended (“CEA”).

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Fixed Income Securities

The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed income portfolio can generally be expected to decline. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Duration

Average duration is the weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s fixed income holdings to changes in interest rates. If the duration of the Fund’s fixed-income investments is longer than the market’s duration, the Fund’s fixed income assets would experience a greater change in value when interest rates are rising or falling than would the market as a whole.

Call or Buy-Back Features

In addition, many fixed income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Mortgage-Related And Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. The Fund may invest up to 10% in mortgage-related securities. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities

Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations

The Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Mortgage “Dollar Roll” Transactions

The Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. The Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. For financial reporting and tax purposes, the Fund generally treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as financing transactions.

Consistent with the Fund’s investment objective and policies, the Fund also may invest in other types of asset-backed securities.

Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Convertible Securities

The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt. Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

High Yield Securities

The Fund may invest in high yield securities. High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions. Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. The Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with funds that invest in higher rated fixed income securities.

Changes in Credit Ratings. Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI. The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity. The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in the Fund’s portfolio. These factors may have an adverse effect on the ability of the Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of such the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments. Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States. In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which the Fund invests will bear interest at fixed rates but the Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally. For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden. Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.

The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. The Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Floating and Variable Rate Instruments

The Fund may each invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which the Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity. Some of the demand instruments purchased by the Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose. The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due. To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Inflation-Protected Securities

Inflation-protected securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of the inflation-protected security will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing. The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Loan Participations and Assignments

The Fund may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

The Fund may have difficulty disposing of assignments and loan participations. In many cases the market for such instruments is not highly liquid, and therefore the Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular assignments or loan participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower or the ability to dispose of them at the price issued.

Money Market Instruments/Securities

The Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Restricted Securities And Securities With Limited Trading Markets (Rule 144A)

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. If the Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices. Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize. Investments in securities which are “restricted” may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Fund’s Board or by the Adviser pursuant to guidelines established by the Board of Trustees. The Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

The Fund may purchase Rule 144A securities on the GSTrUE exchange and other similar exchanges. These markets provide access to only institutional and highly sophisticated investors. They allow private companies to raise capital without the disclosure requirements of public markets and follow specific SEC rules to avoid certain disclosure requirements. Under these rules, companies are able to sell securities without registering them if the issued securities are limited to qualified institutional buyers (investors with at least $100 million in assets), and there are less than 500 shareholders. The market is run through a proprietary trading system. This system allows the members of the exchange to view bid and ask offers and recent sales. Actual transactions are made through special brokers. Because of the lack of disclosure in these markets, shares are expected to trade at a discount to the equivalent price achievable if the shares were listed on a public market. Companies utilizing these markets however, believe that the ability to avoid disclosure requirements of public markets is more important than receiving the higher price available from a public exchange listing.

U.S. Government Securities

The Fund may invest without limit in securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance. Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. Government and may be backed only by the credit of the issuing agency or instrumentality. The Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government securities. Therefore, the securities would generally be neither the securities issued or guaranteed by the U.S. Treasury. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

The Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. The Fund also may purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of the Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute the amount of income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Equity Investments

The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stock of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally.

Common stocks of companies that generally have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Other Investment Companies

The Fund may invest in unaffiliated investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory and administration fees, of such investment companies; that is, there will be a layering of certain fees and expenses. Investments in investment companies also may involve the payment of substantial premiums above the value of such companies’ portfolio securities.

The Fund does not intend to invest in such investment companies unless the Adviser determines that the potential benefits of such investment justify the payment of any applicable expenses and premiums.

OTHER PRACTICES

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depository Receipts

Depository receipts include sponsored and unsponsored depository receipts that are or become available, including American Depository Receipts (“ADRs”), and Global Depository Receipts (“GDRs”) and other depository receipts. Depository receipts are typically issued by a financial institution (“depository”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depository. The depository for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. In the case of GDRs, the depository can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market. The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges. In addition, the share price and all dividends are converted to the shareholder’s home currency. As for other depository receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer. For purposes of the Fund’s investment policies, investments in depository receipts will be deemed to be investments in the underlying securities. Thus, a depository receipt representing ownership of common stock will be treated as common stock. Depository receipts purchased by the Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the U.S. federal securities laws.

To the extent that liquid assignments and loan participations that the Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase. The Adviser, under the supervision of the Adviser and the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Loans of Portfolio Securities

The Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time. The procedure for the lending of securities will typically include the following features and conditions. The collateral will consist either of U.S. Government securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon. A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan. The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral. These will be “demand” loans and may be terminated by the Fund at any time. The Fund will receive any dividends and interest paid on the securities lent, although the tax characteristics of such payment may change. The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss. In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter. The Fund may typically also call such loans in order to sell the securities involved.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Fund’s fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.
As a matter of fundamental policy, the Fund may not:

*(1) Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

*(2) Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(3) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(4) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

*(5) Purchase or sell commodities. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

*(6) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act; or

*(7) Invest 25% or more of its assets, taken at market value at the time of purchase, in securities of issuers in any industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Restrictions (1) and (6) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of Restriction (7), the Fund currently intends to use the Global Industry Classification Standard (“GICS”). The use of any particular classification system is not a fundamental policy of the Fund. The Fund may use other classification titles, standards and systems from time to time.

Non-Fundamental Investment Restrictions
In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies. These, and other non-fundamental investment restrictions disclosed elsewhere in the prospectus or in this statement of additional information may be changed at any time by the Board of Trustees without shareholder approval. For purposes of the non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes. The Fund may not:
(1) purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total net assets (based on then-current value) would then be invested in such securities; or

(2) Make short sales of securities or maintain a short position or purchase securities on margin, in excess of 10% of the Fund’s total net assets (based on then-current value), except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders. The Fund’s portfolio turnover rate may vary from year to year, as well as within a year. The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following table summarizes the portfolio turnover rate for the Fund for the fiscal period noted:

Fund Name	For the fiscal year ended April 30, 2015	For the fiscal year ended April 30, 2014
Aspen Managed Futures Strategy Fund	38%	90%

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Fund may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Funds: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Fund.
“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview
The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings. These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.
The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Aspen Partners Ltd. (Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

MUFG Union Bank, National Association. (Custodian)	Daily	None	Daily	Daily

Deloitte & Touche LLP (Independent Registered Accounting Firm)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

Only officers of the Fund and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser or sub-adviser, may approve the disclosure of a Fund’s Portfolio Holdings. Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser or sub-adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis. In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received. Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers. In addition, to the extent permitted under applicable law, the investment adviser or sub-adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser or sub-adviser believes is reasonably necessary in connection with the services to be provided. As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s or the sub-adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s or the sub-adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy. As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

Except as set forth in this Policy, the full holdings of the Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings
Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided. These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions
The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities

▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser; or
▪	Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage and Research Services

The Adviser may place orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed income securities and other securities traded on a principal basis in the OTC markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors from time to time receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund is not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), an investment adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The Adviser may place orders for the purchase and sale of securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The following table lists the total amount of brokerage commissions paid by the Fund for the fiscal period noted:

Fund Name	For the fiscal year ended April 30, 2015	For the fiscal year end April 30, 2014	For the fiscal year ended April 30, 2013
Aspen Managed Futures Strategy Fund	$158,940	$149,940	$147,893

For the fiscal years ended April 30, 2013, April 30, 2014 and April 30, 2015, the Fund had no transactions identified for execution primarily on the basis of research and other services provided to the Fund and therefore no related commissions.

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Fund or the Adviser during the fiscal period noted below:

Fund Name	For the fiscal year end April 30, 2015	For the fiscal year end April 30, 2014	For the fiscal year ended April 30, 2013
Aspen Managed Futures Strategy Fund	$0	$0	$0

The Fund may acquire securities of brokers who execute the Fund’s portfolio transactions. As of April 30, 2015, the Fund owned securities of its regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker- Dealer	Market Value of Securities Owned
Aspen Managed Futures Strategy Fund	R. J. O’Brien Associates	$0

PURCHASE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of the Fund are currently divided into two share classes – Class A shares and Class I shares.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund. Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable.

Purchase of Shares

The following table lists the sales charges that will be applied to your share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Class A (Sales Charge)	Class I (Sales Charge)
Less than $50,000	5.50%	None
$50,000 but less than $100,000	4.50%	None
$100,000 but less than $250,000	3.50%	None
$250,000 but less than $500,000	2.50%	None
$500,000 but less than $1 million	2.00%	None
$1 million or greater	0.00%*	None

*    A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months after a purchase in excess of $1 million.

**  A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months.

Dealer Commissions and Compensation

Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more; purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees; and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $10 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the Fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

Underwriting Commissions

The following chart reflects the total front-end sales charges paid in connection with the sale of Class A shares of the Fund and the amount retained by ALPS Distributors, Inc. for the periods bellow:

	Fiscal year ended April 30, 2015		Fiscal year ended April 30, 2014
	Total Sales Charge	Amount Retained	Total Sales Charge	Amount Retained
Aspen Managed Futures Strategy Fund	$1,607	$213	$5,478	$2,951

Other Information

The minimum initial investments in the Fund are set forth in the Prospectus. Subsequent purchases may be made in any amount.

Subsequent investments may be made at any time by mailing a check to the Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of the Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order. Share certificates will not be issued. Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for the Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 855.845.9444 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund. If federal funds are received by the Transfer Agent that same day, the order will be effective on that day. If the Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of the Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures

The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees

The Fund (except in those cases noted below) will impose a 2.00% redemption fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares of the Fund within thirty (30) calendar days of purchase. The Fund will impose a redemption fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 30 calendar days. In determining how long shares of the Fund have been held, the Adviser assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee for the benefit of the non-redeeming shareholders. Due to operational requirements, certain Financial Intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Fund’s methods for tracking and calculating the fee. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund charges the redemption fee to discourage market-timing by those shareholders initiating redemptions to take advantage of short-term market movements, to help minimize the impact the redemption may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;

•	Redemptions related to death or due to a divorce decree;

•	Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and

•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption fee.

Contingent Deferred Sales Charge (“CDSC”)

Class A share purchases in excess of $1 million may be charged a CDSC of 1% if those shares are redeemed within 12 months of initial purchase. Class I share purchases are not charged a CDSC. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares redeemed. The Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

•	Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability: and

•	Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Redemption By Mail

Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire. If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption

A shareholder may request redemption by calling the Transfer Agent at 855.845.9444. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. The Fund may require personal identification codes.

Rule 12b-1 Plans

As described in the Prospectus, the Fund has adopted a Rule 12b-1 plan for the Class A shares (the “Plan”). Pursuant to Rule 12b-1 under the 1940 Act, the Plan (together with the Distribution Agreement) were approved by the Fund’s Board, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement. The principal types of activities for which payments under the Plan may be made include payments relating to promoting the sale of Class A shares, reducing redemptions of Class A shares, or maintaining or improving services provided to shareholders of Class A shares by investment brokers or dealers, plan administrators and other persons. Payments under the Plan also may be made for activities such as advertising, printing, and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing charges. The Trust believes that the Plan may benefit the Trust by increasing net sales of the Fund (or reducing net redemptions), potentially allowing the Fund to benefit from economies of scale.

The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. The Plan may be amended by vote of the relevant Trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Fund’s Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred.

The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees of the Trust who have no financial interest in the operation of the Plan and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

Amounts Expensed Under the 12b-1 Plan

For the fiscal year ended April 30, 2015, the total amounts paid by the Class A shares of the Fund to ADI (substantially all of which ADI paid out as compensation to broker-dealers and other service providers) under the Class A Plan are summarized below.

	Advertising and Literature	Printing and Postage	Payment to Dealers	Compensation to Sales Personnel	Total 12b-1 Payments
Aspen Managed Futures Strategy Fund
Class A Shares	-	-	$ 35,487	-	$35,487

Shareholder Services Plan for Class A Shares

The Fund has adopted a shareholder services plan (a “Shareholder Services Plan”) with respect to the Fund’s Class A shares. Under the Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of its Board of Trustees (the “Board”). The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Fund are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	34	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran formerly served as President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado, from 1991 to 2007. During his career as an attorney from 1958 to 1991, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	34	None.
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	34	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	34	Mr. Rutledge is a Trustee of Principal Real Estate Income Fund, Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
				34	None.

INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee

Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
34
Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and ALPS Series Trust and Chief Financial Officer of The Arbitrage Funds.

JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, ,2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Assistant Secretary of the Griffin Institutional Access Real Estate Fund, James Advantage Funds, and WesMark Funds. Ms. Legg also serves as Secretary to ALPS Series Trust.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS.  Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.  Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds,  Centre Funds, Reality Shares ETF Trust and Transparent Value Trust.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which Aspen Partners, Ltd. provides investment advisory services (currently none).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-Founder, Chief Compliance Officer and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC.  Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997.  Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009.  Mr. Rutledge is the President and owner of Rutledge's Inc., an upscale men’s clothing store, which he opened in 1967.  Mr. Rutledge has over 40 years of business experience.  He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009.  In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO.  From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009.  Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as Director.  He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc.  Mr. Burke has over 20 years of financial services and investment management experience.  Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity.  Mr. Burke has a B.A. in Economics from the University of New Hampshire.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

None of the Independent Trustees own securities in the Adviser or Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or Distributor.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time.  The Board has elected Mr. Moran to serve as lead independent trustee.  The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These include the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets and the services provided by the funds’ service providers.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell.  The Audit Committee met three times during the fiscal year ended April 30, 2015.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell.  The Nominating and Corporate Governance Committee of the Board twice during the fiscal year ended April 30, 2015.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational, professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2014, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Edmund J. Burke	None	None

As of December 31, 2014, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Dollar Range of Equity Securities in the Fund

Mary K. Anstine	$10,001 - $50,000	$10,001 - $50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	Over $100,000
Michael “Ross” Shell	None	None

Trustees Remuneration:

Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$46,000	$0	$0	$46,000
Jeremy W. Deems	$46,000	$0	$0	$46,000
John R. Moran, Jr.	$46,000	$0	$0	$46,000
Jerry G. Rutledge	$46,000	$0	$0	$46,000
Michael “Ross” Shell	$46,000	$0	$0	$46,000

*    The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which any Trustee serves as trustee for and which Aspen Partners, Ltd. provides investment advisory services (currently none).

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT ADVISER

Aspen Partners Ltd. is the investment adviser to the Fund (“Aspen” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs and is engaged to manage the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board.  Formed in 1996, Aspen managed approximately $276 million in client assets at June 30, 2015 and is registered with the SEC as an investment adviser.  The Adviser’s principal address is 9 East Franklin Street, Richmond, VA 23219.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund will pay the Adviser an annual management fee of 0.75% based on the Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.

The table below shows the management fees paid by the Fund to the Adviser for the periods indicated:
	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Gross Advisory Fees	$1,594,295	$1,173,209	$821,853
Waiver of Advisory Fees	$0	$0	$0
Reimbursement of other Expenses	$0	$0	$0
Net Advisory Fees	$1,594,295	$1,173,209	$821,853

The Subsidiary has entered into a separate advisory agreement with the Adviser for the management of the Subsidiary’s portfolio (the “Subsidiary Advisory Agreement”) pursuant to which the Subsidiary will pay the Adviser a management fee at the same rate that the Fund pays the Adviser for services provided to the Fund.  The Board, shareholders of the Fund or the Adviser may terminate the Subsidiary Advisory Agreement upon sixty (60) days’ notice.

A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement was provided in the Fund’s annual report to shareholders for the period ending April 30, 2015.

Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”). In addition, the Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

Under the terms of the Subsidiary Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund or the Subsidiary, as applicable, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Subsidiary Advisory Agreement (“disabling conduct”). In addition, the Fund or the Subsidiary, as applicable, will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

THE INDEX PROVIDER

Quantitative Equity Strategies, LLC (“QES” or the “Index Provider”) is the index provider for the Fund.  The Fund has entered into an Index Licensing Agreement with QES and the Adviser, who jointly own the Index, pursuant to which the Fund pays QES a licensing fee for the right to use the Index in connection with the Fund.

QES was founded in 2002 as a platform for strategy implementations.  QES acts as a consultant to Aspen on the Fund and on other investment products offered by Aspen, but each is a separate company.  The Index Provider is not affiliated with the Fund or the Investment Adviser.

DISCLAIMERS

The Index Provider is the designer of the construction and methodology for the Index.  The Index Provider and the Adviser act as  licensors for the Index.  The Adviser is not responsible for the descriptions of the Index or the financial instruments that appear therein.  The Adviser is not affiliated with the Index Provider, the Trust or the Distributor.

The Index Provider, its affiliates and their respective directors, officers and employees (collectively the “Index Parties”) may buy or sell securities, commodity futures or other financial instruments contemplated herein as agent or as principal for their own account and may have positions or engage in transactions based on or indexed to the Index or its underlying financial instruments.  It is possible that such trading activity will affect the value of the Index and the Fund.

The Fund is not sponsored, endorsed or promoted by the Index Parties.  The Index Parties make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and do not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived therefrom and assume no liability in connection with their use.  The Index is determined and composed without regard to the Adviser or the Fund.  The Index Parties have no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing.  The Index Parties are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the shares of the Fund or in the determination or calculation of the net asset value of the Fund.  The Index Parties have no obligation or liability in connection with the administration or trading of the Fund.

The Index Parties do not guarantee the accuracy and/or completeness of the Index or any data included therein, and the Index Parties shall have no liability for any errors, omissions or interruptions therein.  The Index Parties make no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Index or any data included therein.  The Index Parties make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.   Without limiting any of the foregoing, in no event shall the Index Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor of the Fund pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Fund, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Fund currently employs ALPS Fund Services, Inc. (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund. ALPS is an affiliate of ADI. Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus.

The table below shows the administrative fees earned by ALPS for the periods indicated:

	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Aspen Managed Futures Strategy Fund	$232,640	$224,176	$212,938

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting proxies for securities held within their respective portion of the Fund’s assets under management because it is a matter relating to the investment decision making process.

Attached as Appendix B is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser and will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser will always endeavor to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.  When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30 will be available without charge, (1) upon request, by calling 855.845.9444 and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of the Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of August 1, 2015 the following shareholders owned 5% or more of the outstanding shares of the Fund as listed below:

Class	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Class I	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	61.50%	Record
Class I	CHARLES SCHWAB & CO., INC ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	24.28%	Record
Class I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY, NJ 07399	5.29%	Record
Class I	TD AMERITRADE, INC. 200 S 108TH Ave. Jersey City, NJ 07303-2052	6.99%	Record
Class A	TD AMERITRADE, INC. 200 S 108TH Ave. Jersey City, NJ 07303-2052	8.44%	Record
Class A	AMERIPRISE FINANCIAL SERVICES 50081 AMERIPRISE FINANCIAL CTR MINNEAPOLIS, MN 55474	70.11%	Record
Class A	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	12.13%	Record
Class A	PERSHING LLC 1 PERSHING PLZ JERSEY CITY, NJ 07399	6.22%	Record

The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of such Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio manager for the Fund. Unless noted otherwise, all information is provided as of April 30, 2015.

Other Accounts Managed by Portfolio Managers

The portfolio managers who are primarily responsible for the day-to-day management of the Fund may also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of April 30, 2015: (i) the Fund(s) managed by the specified portfolio manager; (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; and (iii) the total assets of such companies, vehicles and accounts, and the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Total Number of Accounts	Total Assets of All Accounts (in $millions)		Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
William Ware Bush
Registered Investment Companies	1		$180	0	$0
Other Pooled Investment Vehicles	0		$0	0	$0
Other Accounts	0		$0	0	$0

Bryan R. Fisher
Registered Investment Companies	1		$180	0	$0
Other Pooled Investment Vehicles	0	$			$0
Other Accounts	0		$0	0	$0

Portfolio Manager Compensation

The portfolio managers are compensated by the Adviser, not by the Fund.  The Adviser compensates its professional level employees, including its portfolio managers, in a manner that is designed to pay competitive compensation and reward performance, integrity and teamwork.  The compensation of portfolio managers may consist of a base salary and a bonus, and also may include equity-based compensation with respect to Aspen Partners, Ltd.  Equity-based compensation may include retention incentives such as the vesting of shares or units over time, contingent on the professional’s continued employment except under limited circumstances.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers may be eligible to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on measures of individual, group or department success. These goals are specific to individual portfolio managers. Achievement of these goals is an important, but not exclusive, element of the bonus decision process, and, absent a contractual agreement, bonuses are determined at the discretion of the Adviser.

Certain portfolio managers may also have employment contracts, which may guarantee severance payments in the event of involuntary termination.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of April 30, 2015

Portfolio Manager(s)	Dollar Range of Ownership of Securities
William Ware Bush	$50,001 - $100,000
Bryan R. Fischer	$100,001 - $500,000

POTENTIAL CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Fund. Because of their position with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account.  The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Under the Adviser’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Adviser’s investment outlook.

Indexes Used as Benchmarks by the Fund. The Adviser acts as brand licensor for the Aspen Managed Futures Beta Index. Aspen is not responsible for the descriptions of the Aspen Managed Futures Beta Index that appear herein.  Aspen is not affiliated with the provider of the Aspen Managed Futures Beta Index. Aspen has agreed to make certain payments to the Aspen Managed Futures Beta Index Provider to facilitate the development of the Aspen Managed Futures Beta Index.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets. Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ.  For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income and short-term capital gains. It is also the Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gain dividends.”

Ordinary income dividends and capital gain dividends are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain dividends, or both, in cash. The election may be made at any time by submitting a written request directly to the Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets are invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special tax treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  The Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital gain for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and from other long-term capital gains recognized by the Fund and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.  The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and the shareholders.  The Fund does not expect a significant portion of distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of shares will be treated generally as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Passive Foreign Investment Companies

The Fund does not expect to have significant investments in foreign investment entities referred to as “passive foreign investment companies” (“PFICs”).  In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of PFIC shares, the Fund may elect to “mark-to-market” annually its investments in such entities, which would result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year.  As a result of the mark-to-market election, the Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains.  By making the mark-to-market election, the Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  The Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.  Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by the Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Non-U.S. Taxes

Funds that invest in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of the Fund’s total assets consist of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If the Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code.

If the Fund qualifies as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above-described 50% requirement.  For this purpose, the term “qualified funds of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies. The Fund makes no assurances as to either the availability of any election discussed in this section or its willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S. currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.  Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts, and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of the Fund’s investments, such as certain option transactions and futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.”  Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character.  Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the Fund.  Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.  Certain income tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund, or the Subsidiary, may invest are not clear in various respects.  As a result, the IRS could challenge the Fund’s methods of accounting for such contracts for tax purposes, and such a challenge could affect the status of the Fund as a regulated investment company.

The Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Taxation of Certain Commodity-Linked Instruments

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derives at least 90% of its gross income from certain qualifying sources of income. The IRS issued a revenue ruling which concludes that income and gain from certain commodity-linked swaps and commodity-linked derivatives is not qualifying income under Subchapter M of the Code.  As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from investments that generate non-qualifying income.

However, in a subsequent revenue ruling, the IRS indicated that income from alternative investment instruments (such as certain structured notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary, which is expected to be a CFC.

A private letter ruling is binding upon the IRS only for the taxpayer that receives it, and by law cannot be used or cited as precedent.  The Fund has not obtained a ruling from the IRS with respect to its investments or its structure and does not intend to seek such a ruling from the IRS.  Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income without any such ruling from the IRS.  There can be no assurance that the IRS will not change its historic position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. In addition, the IRS announced in 2011 that it suspended the issuance of private letter rulings relating to the tax treatment of income and gain generated by investments in commodity-linked notes and income generated by investments in controlled foreign corporations, such as the Subsidiary, and such suspension remains in effect as of the date of this SAI.

Securities Issued or Purchased at a Discount

The Fund’s investment in securities issued or purchased at a discount and certain other obligations may require the Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Fund receives no interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  The Fund may realize gains or losses from such sales.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain dividend than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments. The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

High-Risk Securities

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for the Fund.  The application of the tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the tax treatment of these investments (e.g., such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by the Fund if the Fund invests in such securities in order to increase the likelihood that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Real Estate Investment Trusts

If the Fund were to invest in REITs, its REIT equity securities could result in the Fund’s receipt of cash in excess of the REIT’s earnings.  If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to the Fund.  Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders.  Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Tax-Exempt Shareholders

Under current law, the Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders.  Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code.  If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax of 100% on such income.  The Fund may invest in REITs that hold residual interests in REMICs.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”) or who has under-reported dividend or interest income, and to any shareholder that fails to certify to the Fund that it is not subject to such withholding.  The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and redeemed, exchanged or otherwise sold on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and which are sold on and after that date.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, in each case in excess of a threshold amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business).  Net investment income is reduced by deductions properly allocable to such income.   Net investment income includes ordinary income and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares.  Holders of Fund shares should consult their tax advisors regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax (or to qualify for a reduced rate of withholding provided by a treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of thirty-four separate portfolios or series. The Board may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds. When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund. Additionally, approval of the Investment Advisory Agreement is a matter to be determined separately by each fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund. The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a fund represents an equal proportional interest in the fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets attributable to such fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUND

Custodian. MUFG Union Bank, National Association (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California  94104, serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

Transfer Agent.  ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund. As Transfer Agent, ALPS has, among other things, agreed to (a) issue and redeem shares of the Fund; (b) make dividend and other distributions to shareholders of the Fund; (c) effect transfers of shares; (d) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports; and (f) maintain shareholder accounts. Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of the Adviser and ADI.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP (“Deloitte”) serves as the Fund’s independent registered public accountant. Deloitte is located at 555 17th St. #3600, Denver, CO 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Fund and is located at 1550 17th Street, Suite 500, Denver, CO, 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) of the Fund are incorporated in this SAI by reference.  The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report.  You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher. The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’ s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed income securities.
Moody’s Investors Service, Inc.
Corporate and Municipal Bond Ratings
Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.
A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
A-1

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B:  Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.
Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.
Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.
Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Corporate Short-Term Debt Ratings
Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.
A-2

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:
PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Ratings Services

Issue Credit Rating Definitions
A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.
Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
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Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.
Corporate and Municipal Bond Ratings
Investment-grade
AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
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B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
D:  An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Provisional ratings:  The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.
The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
A-5

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.
Commercial Paper Rating Definitions
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:
A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D:  A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.
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Fitch Investor Services, Inc.

Credit Ratings
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.
Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.
Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.
 International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.
A-7

The following rating scale applies to foreign currency and local currency ratings:
Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
A-8

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).
CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).
 CC

For issuers and performing obligations, default of some kind appears probable.
For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).
C

For issuers and performing obligations, default is imminent.
For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).
RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
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D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
•           failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•           the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•           the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
A-10

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.
C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.
D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.
Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)
Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.
Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.
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Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.
Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.
Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.
Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.
‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.
‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.
‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

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APPENDIX B

PROXY VOTING POLICY

Governing Standards

This Proxy Voting Policy and Procedures (the “Policy”) has been adopted by Aspen Partners, Ltd. (“Aspen” and the “Adviser”) to comply with Rule 206(4)-6 (the “Rule”) under the Investment Advisers Act of 1940 (“Advisers Act”).  The Policy, which has been designed to ensure that the Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by the Adviser and its advisory affiliates.1
Legal Requirements
The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the adviser:

▪
Adopts and implements written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between its interests and those of its clients;

▪	Discloses to clients how they may obtain information from the adviser about how it voted with respect to their securities; and

▪	Describes to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
In accordance with its obligations under the Rule, Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

Policy

The Policy applies to those client accounts that contain voting securities and for which Adviser has authority to vote client proxies.  The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

1 Adviser’s advisory affiliates are defined in this Policy to include:  1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by the Adviser; and 3) all current employees.

B-1

When voting proxies for client accounts, Adviser’s primary objective is to make voting decisions solely in the best interest of clients for which it manages assets.  In fulfilling its obligations to clients, Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts.  This Policy is designed to ensure that Adviser exercises care and diligence to monitor corporate governance and other developments relevant to client securities and to take these factors into account when exercising its authority to vote on behalf of clients.  Moreover, to the extent shareholder proposals raise potential conflicts of interest for the Adviser or its affiliates, the Policy obligates Adviser to resolve those conflicts in favor of its clients.
In certain situations, a client or its fiduciary may provide Adviser with a statement of proxy voting policy or guidelines.  In these situations, Adviser shall seek to comply with such policy or guidelines to the extent that it would not be inconsistent with applicable regulation or its fiduciary responsibilities.

Procedures

a.
Adviser shall maintain a list of all clients for which it votes proxies.  The list will be maintained electronically and updated by the person serving as compliance officer to the Adviser or appropriate party (the “Compliance Officer”) on an as-needed basis.

b.
Adviser shall ensure that it is the designated party to receive proxy voting materials from companies or intermediaries.  Such entities shall be instructed to direct all proxy voting materials to the Compliance Officer.

c.
The Compliance Officer will provide all proxy solicitation information and materials to the appropriate investment personnel of the Adviser (i.e., portfolio managers, analysts, etc.) for their review and consideration.

d.
Generally, Adviser will support management initiatives if it appears that management is reasonable and that the proposals are not detrimental to the long-term value of the investment.  However, Adviser will review all proxies in accordance with the general principles described above and, in light of its review of facts and circumstances it deems relevant, may not support existing management proposals.  Moreover, if, after careful consideration, each Adviser believes that management’s positions may not be supported consistently, Adviser will consider whether to sell the Fund’s interest in that company. In general, Adviser:

	▪	opposes proposals intended to entrench management;

	▪	believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience;

	▪	opposes “poison pills,” “golden parachutes” or similar structures that financially inhibit changes in control;

	▪	believes remuneration should be commensurate with experience, responsibilities and performance; and

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	▪	believes that appropriate steps should be taken to ensure the independence of auditors.

e.
Adviser’s investment personnel shall be responsible for making voting decisions with respect to all client proxies.  Such decisions shall then be forwarded to the Compliance Officer, typically via electronic mail, who will then ensure that such proxy votes are submitted in a timely manner.

f.
The Adviser is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of an Adviser’s fiduciary obligations.  Adviser shall not ignore or neglect its proxy voting responsibilities at any time.  However, there may be times when refraining from voting is in the client’s best interest, such as when an Adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.

g.
The Compliance Officer shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which Adviser believes it may be in its clients’ best interest for Adviser not to vote a particular proxy.  The Compliance Officer shall maintain documentation of any cost-benefit analysis with respect to client proxies that are not voted by Adviser.  Generally speaking, the Adviser will not vote proxies of holdings that represent less than 5% of a client’s portfolio.

h.
The Compliance Officer will report any attempts by the personnel of Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy.  Such report shall be made to Adviser’s Chief Executive Officer (“CEO”), or if the CEO is the person attempting to influence the voting, then to the Adviser’s outside counsel.

Material Conflicts of Interest

a.
General:  As noted previously, Adviser will vote its clients’ proxies in the best interest of its clients and not its own.  In voting client proxies, Adviser shall avoid material conflicts of interest between the interests of each Adviser on the one hand and the interests of its clients on the other.

b.
Potential Material Conflicts of Interest:  The Compliance Officer reviews reports that set forth by record date, any security held in a client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of the Adviser (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a pooled vehicle managed by Adviser or (iii) public company, or a known affiliate of a public company, by which the spouse of an employee of Adviser or an immediate family member of an employee of Adviser living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for Adviser.  This list also contains information regarding the source of any potential conflict relating to such companies.  The Compliance Officer then reviews potential conflicts identified on those “conflict reports” to determine if business or personal relationships exist between Adviser, its officers, managers or employees and the company that could present a material conflict of interest.

If the Compliance Officer determines that the conflict in question is not material, the affected Adviser will vote the proxy in accordance with the policies stated herein.  If a conflict is judged material, that Adviser will obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client’s proxy in the manner favored by that Adviser.  If obtaining such consent from any client is impracticable or undesirable, Adviser shall engage an independent proxy voting advisory and research firm, and vote the client(s) proxy in accordance with the published recommendation of that firm.  Any vote recommended by that firm is binding and may not be overridden by Adviser.

B-3

The Compliance Officer will maintain a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast.  Each entry in this log is signed by the Chief Investment Officer or person responsible for casting votes before the relevant votes are cast.

Recordkeeping

a.
General:  In accordance with Rule 204-2(c)(2) under the Advisers Act, Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of Adviser:

	i.	Proxy voting policies and procedures;

	ii.	Proxy statements received regarding client securities;

	iii.	Records of votes cast on behalf of clients;

	iv.	Records of client requests for proxy voting information; and

	v.	Any documents prepared by Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, Adviser may rely on proxy statements filed on the SEC’s EDGAR system (See http://www.sec.gov/info/edgar/forms.htm).  Additionally, Adviser may rely on proxy statements and records of proxy votes cast by Adviser that are maintained with a third party, such as ADP.

All proxy votes will be recorded on Adviser’s Proxy Voting Record or in another suitable place. In either case, the following information will be maintained:

	i.	The name of the issuer of the portfolio security;

	ii.	The exchange ticker symbol of the portfolio security;

	iii.	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

	iv.	The shareholder meeting date;

	v.	The number of shares the Adviser voted on a firm-wide basis;

	vi.	A brief identification of the matter voted on;

	vii.	Whether the matter was proposed by the issuer or by a security holder;

B-4

	viii.	Whether or not the Adviser cast its votes on the matter;

	ix.	How the Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);

	x.	Whether the Adviser cast its vote with or against management; and

	xi.	Whether any client requested an alternative vote on its proxy.

b.
Conflicting Votes:  In the event that Adviser and one of its affiliates votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires an Adviser to vote a certain way on an issue, while the Adviser deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

c.
Client Request to Review Votes:  Any request by a client to review voted, whether written (including e-mail) or oral, received by any of Adviser’s employees, must be promptly reported to the Compliance Officer.  All written requests must be retained in Adviser’s proxy voting file.  The following additional procedures shall be followed with respect to a client request to review proxy voting information:

i.
The Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) on the document entitled Client Requests for Proxy Information or in another suitable place.

ii.
Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of the Adviser.  Such a review shall be documented and should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

	iii.	Clients are permitted to request, and Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

Annual Review and Certification

On an annual basis, Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients’ proxies in accordance with the Rule.  Further, each Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures.  The foregoing certifications must be set forth in writing on a standard Proxy Voting Policy Annual Certification Form (a copy of which is attached as Exhibit A).

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Confidentiality

All reports and any other information filed with Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to Adviser’s management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

Amendment

Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by Adviser’s management.

Questions or Concerns

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to Adviser’s voting of client proxies, should be directed to the Compliance Officer.

B-6

August 31, 2015 STATEMENT OF ADDITIONAL INFORMATION THE DISCIPLINED GROWTH INVESTORS FUND (DGIFX)
P.O. Box 275
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for shares(the “Shares”) of the Disciplined Growth Investors Fund (the “Fund”), which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own investment objective and policies.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated August 31, 2015, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Fund at the address listed above, or by calling the Fund’s transfer agent at 855-DGI-FUND.  The Fund’s most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This SAI includes information about The Disciplined Growth Investors Fund (the “Fund”), a series of the Financial Investors Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The Fund is classified as diversified.

What are the Fund’s Investment Objectives?

The Fund seeks long-term capital growth, and as a secondary objective, modest income with reasonable risk.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote.  The Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund pursues its investment objective by normally investing approximately 60% of its assets in equity securities and approximately 40% in fixed-income securities and cash equivalents.  The allocation to equity and fixed-income securities may vary widely from time to time, as market conditions warrant.  The Fund may invest in both investment-grade and below investment-grade securities.  The Fund’s fixed-income securities will generally have a weighted average maturity of five to 10 years, although Disciplined Growth Investors, Inc. (“DGI” or the “Adviser”) may cause the Fund to invest in fixed-income securities with a weighted average maturity greater than 10 years or less than five years, depending on market conditions.  If the Adviser cannot find qualifying investments, the Fund may hold cash and short-term instruments.  The Adviser seeks to invest primarily in U.S. companies but may invest in foreign companies from time to time.

With respect to the equity portion of the portfolio, the Adviser seeks to generally invest in mid-sized companies with market capitalizations at the time of purchase greater than $1 billion and less than $10 billion.  The Adviser employs a “bottom-up” approach to building a portfolio.  The Adviser’s goal is to find stocks that it believes meet its criteria of sustainable competitive advantage relative to industry peers, long-term superior return on capital coupled with the financial ability to meet reasonable growth objectives.

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Fixed-income securities generally include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products and short-term securities.

With respect to the fixed-income portion of the portfolio, the Adviser seeks to identify fundamental growth opportunities in specific fixed-income securities that offer relative value within the fixed-income markets.  The Adviser’s decision making approach has both “top-down” (including duration/maturity positioning, yield curve risk and sector/quality risk) and “bottom-up” (including credit research, quantitative analysis and trading) components.  The Adviser’s sell discipline is managed through a combination of inputs from its maturity, sector and individual selection decisions.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

The Fund may also invest in the following types of securities. The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest or investment strategies in which it may engage, and the Fund may invest in instruments and securities and engage in strategies other than those listed below.

Equity Investments

The Fund will invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

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Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into. The Fund’s investment process is biased toward growth with respect to its equity portion.

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Exchange Traded Funds and Other Similar Instruments

Shares of exchange traded funds (“ETFs”) and other similar instruments may be purchased by the Fund.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  The Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

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Because ETFs and pools that issue similar instruments incur various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which the Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by the Fund should occur in the future, the liquidity and value of the Fund’s shares could also be adversely affected.  If such disruptions were to occur, the Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit any fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

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Derivatives

The Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the U.S. Commodity Futures Trading Commission (the “CFTC”); however, the Fund will not be obligated to use derivatives and the Fund does not make any representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which the Fund may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and over-the-counter (“OTC”) put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund’s income or gain. The Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund’s portfolio securities.

Subject to the constraints described above, the Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. The Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “Taxes.”

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Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Currency Transactions

The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

The Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, the Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

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The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are or are expected to be denominated and to buy dollars.

If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Futures Contracts

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. The Adviser expects that the Fund’s futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. The Adviser intends to (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.  CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Fund may be subject to amendment.  Amendments to such regulations by the CFTC may affect the ability of the Fund to use futures and commodity interests, and could affect the Fund’s ability to achieve its investment objective.

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Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). The Fund may use futures contracts and related options for hedging purposes and for investment purposes. The Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund’s securities. The Fund will designate assets with respect to futures contracts and options thereon as described below under “Use of Segregated and Other Special Accounts.”

Interest Rate Futures Contracts

The Fund may enter into interest rate futures contracts, for example, in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed-income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular debt security or index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if the Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, because the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to take a position without having to sell its portfolio securities. Similarly, when the Adviser expects that interest rates may decline, the Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, the Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized.

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The use of options and futures transactions entails risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could create the possibility that losses on the derivative will be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. The Fund might not be able to close out certain positions without incurring substantial losses. To the extent the Fund utilizes futures and options transactions for hedging, such transactions should tend to decrease the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. The Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, the Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, the Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by the Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by the Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

By writing a call, the Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, the Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

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The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for the Fund. The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

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The Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

The Adviser of the Fund reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices

The Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, the Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Options on Currencies

The Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

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Options on Futures Contracts

The Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be affected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Interest Rate and Equity Swaps and Related Transactions

The Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. The Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by the Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

The Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability. If the Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

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The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with futures and options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by the Fund. The effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Credit Default Swaps

The Fund may enter into credit default swap contracts for hedging purposes or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

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Indexed Securities

The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses can be greater than if derivatives had not been used.

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Use of Segregated and Other Special Accounts

Use of many derivatives by the Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to designate liquid securities equal to the exercise price.

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The options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Short Sales

The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

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If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. The Fund’s foreign currency transactions may give rise to ordinary income or loss, for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

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Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

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Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict the Fund’s investments in certain non-U.S. banks and other financial institutions.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Credit Ratings

The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in the Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. A Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s, Fitch and S&P is set forth in Appendix A.

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Emerging Market Countries

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries.  For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain of such countries face serious exchange constraints.   In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.  In certain cases, the government owns or controls many companies, including the largest in the country.  Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and the Fund, as well as the value of securities in the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of the Fund’s portfolio.  Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors.  Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect the Fund.  In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances.  Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Fixed-Income Securities

The Fund may invest in fixed-income securities. Fixed-income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed-income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

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Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although the Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Mortgage-Related And Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities.

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

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Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

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Collateralized Mortgage Obligations (“CMOs”)

A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

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CMO Residuals

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities

Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed-income securities and less like adjustable rate securities and are subject to the risks associated with fixed-income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

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Stripped Mortgage-Backed Securities

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations

The Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

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The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Mortgage “Dollar Roll” Transactions

The Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. The Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. For financial reporting and U.S. federal income tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

Consistent with the Fund’s investment objectives and policies, the Fund also may invest in other types of asset-backed securities.

Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.   Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

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Convertible Securities

The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.   The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

High Yield Securities

The Fund may invest in high yield securities.  High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions.  Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. The Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with funds that invest in higher rated fixed-income securities.

Changes in Credit Ratings.  Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.  A description of the ratings used by Moody’s, Fitch and S&P is set forth in Appendix A to this SAI.  The ratings of Moody’s, Fitch and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate.  Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity.  The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities.  The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds.  In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in the Fund’s portfolio.  These factors may have an adverse effect on the ability of the Fund to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

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Legislative and Regulatory Developments.  Prices for high yield securities may be affected by legislative and regulatory developments.  These laws could adversely affect the Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.  For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.  In addition, such securities present a higher degree of credit risk.  Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness.  The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States.  In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which the Fund invests will bear interest at fixed rates but the Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally.  For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden.  Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.

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The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations.  If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  The Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

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Floating and Variable Rate Instruments

The Fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which a Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by the Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.   The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

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Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing.  The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Loan Participations and Assignments

The Fund may invest in loan participations and assignments.  The Fund considers loan participations and assignments to be investments in debt securities.  Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower.  The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.  As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.  When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

The Fund may have difficulty disposing of assignments and loan participations.  In many cases the market for such instruments is not highly liquid, and therefore the Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors.  The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular assignments or loan participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower or the ability to dispose of them at the price issued.

Money Market Instruments/Securities

The Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

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Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If the Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser pursuant to guidelines established by the Board. The Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

The Fund may purchase Rule 144A securities on the GSTrUE exchange and other similar exchanges.  These markets provide access to only institutional and highly sophisticated investors. They allow private companies to raise capital without the disclosure requirements of public markets and follow specific SEC rules to avoid certain disclosure requirements. Under these rules, companies are able to sell securities without registering them if the issued securities are limited to qualified institutional buyers (investors with at least $100 million in assets), and there are less than 500 shareholders.  The market is run through a proprietary trading system. This system allows the members of the exchange to view bid and ask offers and recent sales. Actual transactions are made through special brokers.  Because of the lack of disclosure in these markets, shares are expected to trade at a discount to the equivalent price achievable if the shares were listed on a public market.  Companies utilizing these markets however, believe that the ability to avoid disclosure requirements of public markets is more important than receiving the higher price available from a public exchange listing.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  The Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

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Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither the securities issued nor guaranteed by the U.S. Treasury. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

The Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.   Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.  When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.  This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.  Zero coupon securities may have conversion features.  The Fund also may purchase pay-in-kind bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of the Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

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OTHER PRACTICES

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by the Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

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Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that liquid assignments and loan participations that the Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Loans of Portfolio Securities

The Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.   The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by the Fund at any time.  The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities a Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

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Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  The Fund may typically also call such loans in order to sell the securities involved.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by the Fund.

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INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Fund’s fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes The Fund may not:

(1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

(2) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities);

(3) Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(4) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(5) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(6) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

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(7) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; or

(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

For the purposes of Restriction (2), the Disciplined Growth Investors Fund currently intends to use the Russell Global Sector Classifications (“RGS”).  The Fund may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders.  Restrictions (3) and (8) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”).  Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.  See “Borrowing” above.

Non-Fundamental Investment Restrictions

In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board.

Master/Feeder Structure

In lieu of investing directly, the Board may consider whether the Fund’s investment objective would be furthered by converting to a master/feeder structure, pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.  The master/feeder structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a master/feeder structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund.  In addition, a master/feeder structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure.  No assurance can be given, however, that the master/feeder structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund’s methods of operation and shareholder services would not be materially affected by the investment in another investment company (“Master Fund”) having substantially the same investment objective and policies as the Fund, except that the assets of the Fund may be managed as part of a larger pool of assets.  If the Fund invested all of its assets in a Master Fund, it would hold beneficial interests in the Master Fund and the Master Fund would directly invest in accordance with the objectives and policies described for the Fund.  The Fund would otherwise continue its normal operation.  The Board would retain the right to withdraw the Fund’s investment from a Master Fund at any time it determines that it would be in the best interest to shareholders to do so.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Master Fund.

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If the Board determines that a conversion to a master/feeder structure is in the best interest of the Fund’s shareholders, it will consider and evaluate specific proposals prior to the implementation of the Fund’s conversion and its shareholders would be notified in advance of any such conversion.

 PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  The Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.  See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following table summarizes the portfolio turnover rate for the Fund for the fiscal periods noted:

Fund Name	For the fiscal year ended April 30, 2015	For the fiscal year ended April 30, 2014	For the fiscal year ended April 30, 2013
Disciplined Growth Investors Fund	14%	10%	10%

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Fund may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Fund.

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“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Disciplined Growth Investors, Inc. (Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

MUFG Union Bank, National Association (Custodian)	Daily	None	Daily	Daily

Deloitte & Touche LLP (Independent Registered Accounting Firm)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

Institutional Shareholder Services Inc. Service	Daily	None	Daily	Daily

Factset	Daily	None	Daily	Daily

Advent	Daily	None	Daily	Daily

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Only officers of the Fund and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

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Full Portfolio Holdings

Except as set forth in this Policy, the full holdings of the Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser; or
▪
Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

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Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.  The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

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In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The following table lists the total amount of brokerage commissions paid by the Fund for the fiscal periods noted:

Fund Name	For the Fiscal year ended April 30, 2015	For the Fiscal year ended April 30, 2014	For the Fiscal year ended April 30, 2013
Disciplined Growth Investors Fund	$16,474	$5,777	$14,650

For the fiscal years ended April 30, 2015, April 30, 2014, and April 30, 2013, the Fund had no transactions identified for execution primarily on the basis of research and other services provided to the Fund and therefore no related commissions.

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The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Fund or the Adviser during the fiscal period noted below:

Fund Name	For the Fiscal year ended April 30, 2015	For the Fiscal year ended April 30, 2014	For the Fiscal year ended April 30, 2013
Disciplined Growth Investors Fund	$0	$0	$0

The Fund may acquire securities of brokers who execute the Fund’s portfolio transactions. As of April 30, 2014, the Fund owned securities of its regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker- Dealer	Market Value of Securities Owned
Disciplined Growth Investors Fund	N/A	$0

PURCHASE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

The Fund currently offers one class of shares.

Purchase of Shares

The minimum initial investments in the Fund are set forth in the Prospectus.  Subsequent purchases may be made in any amount.

Subsequent investments may be made at any time by mailing a check to the Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of the Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

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For a share purchase order for the Fund to become effective on a particular business day, prior to 4:00 p.m.  (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 855-DGI-FUND to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If a Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of the Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

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Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at 855-DGI-FUND. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. The Fund may require personal identification codes.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of its Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s Adviser and administrator.

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The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by the Trustee.

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	34	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	34	None.
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	34	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	34	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
				34	None.

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INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee

Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
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Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and ALPS Series Trust and Chief Financial Officer of The Arbitrage Funds.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Assistant Secretary of the Griffin Institutional Access Real Estate Fund, James Advantage Funds, and WesMark Funds. Ms. Legg also serves as Secretary to ALPS Series Trust.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS.  Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.  Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds, Centre Funds, Reality Shares ETF Trust and Transparent Value Trust.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which Disciplined Growth Investors, Inc. provides investment advisory services (currently none).

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-Founder, Chief Compliance Officer and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC.  Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

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John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997.  Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009.  Mr. Rutledge is the President and owner of Rutledge’s Inc., an upscale men’s clothing store, which he opened in 1967.  Mr. Rutledge has over 40 years of business experience.  He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009.  In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO.  From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009.  Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as Director.  He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc.  Mr. Burke has over 20 years of financial services and investment management experience.  Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity.  Mr. Burke has a B.A. in Economics from the University of New Hampshire.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

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None of the Independent Trustees own securities in the Adviser or Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or Distributor.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has elected Mr. Moran to serve as lead independent trustee. The lead independent trustee is responsible for chairing any meetings of the independent trustees.  The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These include the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets and the services provided by the funds’ service providers.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell.  The Audit Committee met three times during the fiscal year ended April 30, 2015.

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Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended April 30, 2015.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2014, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edmund J. Burke	None	None

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As of December 31, 2014, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary K. Anstine	$10,001 - $50,000	$10,001 - $50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	Over $100,000
Michael “Ross” Shell	None	None

Remuneration of Trustees.

Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$46,000	$0	$0	$46,000
Jeremy W. Deems	$46,000	$0	$0	$46,000
John R. Moran, Jr.	$46,000	$0	$0	$46,000
Jerry G. Rutledge	$46,000	$0	$0	$46,000
Michael “Ross” Shell	$46,000	$0	$0	$46,000

*
The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which any Trustee serves as trustee for and for which Disciplined Growth Investors, Inc. provides investment advisory services (currently none).

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

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INVESTMENT MANAGER

Disciplined Growth Investors, Inc. (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs.  The Adviser began managing domestic equity and balanced portfolios in February 1997 and is registered with the Securities and Exchange Commission as an investment adviser.  The Adviser’s principal address is Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.78% of the Fund’s average daily net assets.    The initial term of the Advisory Agreement is two years.  The Board may extend the advisory agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Investment Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Investment Adviser for providing services for the Fund.  A discussion regarding the basis for the Board of Trustees’ approval of the renewal of the Fund’s Advisory Agreement will be provided in the Fund’s semi-annual report to shareholders for the period ending October 31, 2016.

The table below shows the management fees paid by the Fund to the Adviser for the periods indicated:
	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Gross Advisory Fees	$772,421	$603,488	$359,232
Waiver of Advisory Fees	$0	$0	$0
Reimbursement of other Expenses	$0	$0	$0
Net Advisory Fees	$772,421	$603,488	$359,232

Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”).  In addition, the Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS and the Adviser) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

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CODE OF ETHICS

The Fund, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI and the Adviser) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund.  Information on the services provided by the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

The table below shows the administrative fees earned by ALPS for the periods indicated:

	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Year Ended April 30, 2013
Disciplined Growth Investors Fund	$150,000	$150,000	$150,000

*
As discussed above, Disciplined Growth Investors is compensated by the Fund in an amount equal to 0.78% of its average daily net assets. ALPS Fund Services is compensated by Disciplined Growth Investors from that 0.78% fee,

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.   When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling 855-DGI-FUND and (ii) on the SEC’s website at http://www.sec.gov.

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PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of the Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

As of August 1, 2015 the following shareholders owned 5% or more of the outstanding shares of the Fund as listed below:

Shareholder Name and Address	Percentage Interest	Type of Ownership
Richard Koller IRA Fifth Street Towers, Suite 2550 150 South Fifth Street Minneapolis, MN 55402	5.61%	Record

The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund.  Unless noted otherwise, all information is provided as of April 30, 2015.

Other Accounts Managed by Portfolio Managers

The table below identifies as of April 30, 2015, for the portfolio managers of the Fund, the number of accounts (other than the Fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Fred Martin	0	$0	0	$0	168	$4,380.4
Scott Link	0	$0	0	$0	168	$4,380.4
Rob Nicoski	0	$0	0	$0	168	$4,380.4

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Portfolio Manager Compensation

Fred Martin has a compensation package that is a combination of base salary and the firm’s revenues and profits.  Both Scott Link and Rob Nicoski have a compensation package consisting of a base salary, incentive and bonus compensation.  Incentive and bonus compensation are based upon the relative and absolute performance of the small cap and mid cap equity composites of the firm, their contribution to the performance of the composites, and the financial performance of the firm. Investment performance bonuses are not directly based on Fund pre- or post-tax performance. Investment performance bonuses are weighted 50% to absolute performance and 50% to performance as compared to a relevant set of benchmarks for each composite:

DGI Composite:	Benchmark(s):
Mid Cap Growth Small Cap Growth Balanced Growth	Russell Mid Cap Growth, S&P 500 Russell 2000, Russell 2000 Growth S&P 500

Investment performance bonuses are calculated for each calendar year.

Conflicts of Interest with Other Accounts. Conflicts of interest could arise in connection with managing The Disciplined Growth Investors Fund side by side with Disciplined Growth Investors’ other clients.  Disciplined Growth Investors’ other accounts include small cap growth domestic equity, mid cap growth domestic equity, and balanced growth mandates.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs.  For example, Disciplined Growth Investors (Adviser) utilizes a single investment philosophy and process across all products and portfolios.   The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

•
Allocation of Limited Time and Attention:  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.

•
Allocation of Limited Investment Opportunities:  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

•
Pursuit of Differing Strategies:  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the determine or benefit of one or more other funds and/or accounts.

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•
Selection of Brokers/Dealers: Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise  been available.  These services may be more beneficial to certain funds or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

•
Variation in Compensation:  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages.  If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others.  The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or affiliates have interests.  Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

•
Related Business Opportunities:  The Adviser or its affiliates may provide more services for some types of funds or accounts than others.  In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of April 30, 2015.

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Fred Martin	Over $1,000,000
Scott Link	$10,001 - $50,000
Rob Nicoski	$$100,001 - $500,000

NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets.  For the purpose of pricing purchase and redemption orders, the net asset value per share of the Fund is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time).  The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

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In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust’s Board or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by marketmakers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 calendar days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

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If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income and short-term capital gains. It is also the Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers, as “capital gain dividends.”

Ordinary income dividends and capital gain dividends are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain dividends, or both, in cash. The election may be made at any time by submitting a written request directly to the Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

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Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets are invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special tax treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  The Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

 If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

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The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and from other long-term capital gains recognized by the Fund and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.  The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual and other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and the shareholders.  The Fund does not expect a significant portion of distributions to be derived from qualified dividend income.  Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

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Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

Passive Foreign Investment Companies

The Fund does not expect to have significant investments in foreign investment entities referred to as “passive foreign investment companies” (“PFICs”).  In order to avoid U.S. federal income tax and an additional interest charge on a portion of any “excess distribution” from PFICs or gain from the disposition of shares of a PFIC, the Fund may elect to “mark-to-market” annually its investments in such entities, which would result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year.  As a result of the mark-to-market election, the Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains.  By making the mark-to-market election, the Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  The Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.  Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by the Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Non-U.S. Taxes

Funds that invest in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of the Fund’s total assets consist of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If the Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code.

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If the Fund qualifies as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above-described 50% requirement.  For this purpose, the term “qualified funds of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies. The Fund makes no assurances as to either the availability of any election discussed in this section or its willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S. currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.  Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of the Fund’s investments, such as certain option transactions and futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.”  Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character.  Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the Fund.  Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.  Certain income tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

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Rules governing the tax aspects of notional principal contracts in which the Fund, or the Subsidiary, may invest are not clear in various respects.  As a result, the IRS could challenge the Fund’s methods of accounting for such contracts for tax purposes, and such a challenge could affect the status of the Fund as a regulated investment company.

The Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), or who has under-reported dividend or interest income, and to any shareholder that fails to certify to the Fund that it is not subject to such withholding.  The backup withholding tax rate is 28%.Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and redeemed, exchanged or otherwise sold on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for covered shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The historical legal requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and which are sold on and after that date.

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You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, in each case in excess of a threshold amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than certain property held in a non-passive trade or business).  Net investment income includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares.    Net investment income is reduced by deductions properly allocable to such income.  Holders of Fund shares should consult their tax advisors regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

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Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax (or to qualify for a reduced rate of withholding provided by a treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of thirty-four separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approval of the Investment Advisory Contract and Management Contracts are matters to be determined separately by the fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

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The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUND

Custodian.  MUFG Union Bank, National Association (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California  94104, serves as the custodian for the Fund.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of ADI and the Adviser.

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Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s independent registered public accounting firm.  Deloitte is located at 555 17th Street, #3600, Denver, Colorado 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Fund and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) of the Fund are incorporated in this SAI by reference.  The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report.  You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

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APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher.  The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of the Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

A -1

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

A -2

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

A -3

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

A -4

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A -5

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

A -6

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

A -7

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

A -8

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

A -9

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

A -10

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

A -11

APPENDIX B

Disciplined Growth Investors’ Proxy Policy

Originated on May 15, 2003
Reviewed on February 2, 2015

This policy is designed to reflect Disciplined Growth Investors’ fiduciary duty to vote proxies in favor of shareholder interests.

Disciplined Growth Investors is responsible for voting all proxies pertaining to the assets of each account unless the client retains proxy voting authority by providing written revocation of Disciplined Growth Investors’ authority to vote such proxies. Disciplined Growth Investors uses the proxy voting service of Institutional Shareholder Services (ISS), a subsidiary of MCSI  Inc.  (www.issgovernance.com).    ISS  is  a  recognized  independent authority on governance and proxy voting for institutional and corporate clients.  ISS’s research and proxy voting policies are designed on the premise that good corporate governance ultimately results in increased shareholder value.   As such, Disciplined Growth Investors generally follows the recommendation  of Institutional Shareholder Services. A copy of Institutional Shareholder Service’s policy guideline can be made available upon request. From time to time, Disciplined Growth Investors will vote differently from the position taken by Institutional Shareholder Services based on our independent evaluation of the issue being voted upon.

If a client perceives a conflict of interest between the interests of the client and the interests of Disciplined Growth Investors,  Disciplined Growth Investors  will require the client to personally vote the proxy. A conflict of interest could arise, if for example, the client, or an affiliate of the client, has a relationship with an issuer that is seeking proxies.  For example, if Disciplined Growth Investors is advising an employee benefit plan for a publicly held issuer, and that issuer is soliciting proxies  on a contested matter such as change in control transaction or contested director election, Disciplined Growth Investors would likely require that the  plan’s trustee vote the  proxy  in  those circumstances.    There may be  other circumstances in which a conflict situation could arise and the client would be required to vote the proxy.

B-1

EMERALD BANKING AND FINANCE FUND EMERALD GROWTH FUND EMERALD INSIGHTS FUND STATEMENT OF ADDITIONAL INFORMATION August 31, 2015
Name of Fund		Ticker
	Class A	Class C	Institutional Class	Investor Class
Emerald Banking and Finance Fund	HSSAX	HSSCX	HSSIX	FFBFX
Emerald Growth Fund	HSPGX	HSPCX	FGROX	FFGRX
Emerald Insights Fund	EFCAX	EFCCX	EFCIX	EFCNX

P.O. Box 8556
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Institutional Class Shares and Investor Class Shares (collectively, the “Shares”) of the Funds listed above, each of which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) is the investment adviser of each Fund.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated August 31, 2015, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Funds at the address listed above, or by calling the Funds’ transfer agent at 1-855-828-9909.  The Funds’ most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about the Emerald Banking and Finance Fund, the Emerald Growth Fund and the Emerald Insights Fund (each a “Fund” and collectively the “Funds”).  Each Fund is a series of the Financial Investors Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.  On March 15, 2012, as a result of the reorganization of the Forward Banking and Finance Fund and the Forward Growth Fund into the Emerald Banking and Finance Fund and the Emerald Growth Fund, respectively, the Emerald Banking and Finance Fund and the Emerald Growth Fund assumed the assets and liabilities of the Forward Banking and Finance Fund and the Forward Growth Fund, respectively (each a “Predecessor Fund”).  For this reason certain historical information contained in this SAI for periods prior to March 15, 2012 is that of the Predecessor Funds.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The following table shows each Fund’s classification:

Fund Name	Classification
Emerald Banking and Finance Fund	Diversified
Emerald Growth Fund	Diversified
Emerald Insights Fund	Diversified

What are the Funds’ Investment Objectives?

The following table indicates each Fund’s investment objective:

Fund Name	Investment Objective
Emerald Banking and Finance Fund	The Emerald Banking and Finance Fund seeks long-term growth through capital appreciation. Income is a secondary objective.
Emerald Growth Fund	The Emerald Growth Fund seeks long-term growth through capital appreciation.
Emerald Insights Fund	The Emerald Insights Fund seeks long-term growth through capital appreciation.

While there is no assurance that each Fund will achieve its investment objective, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

Each Fund’s Board of Trustees (the “Board”) may change its investment objective without a shareholder vote.  Each Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s investment objective, you should consider whether the Fund remains an appropriate investment for you.

1

What are each Fund’s Principal Investment Strategies?

The Emerald Banking and Finance Fund

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a portfolio of equity securities (i.e., common stock, preferred stock, etc.) of companies principally engaged in the banking or financial services industries.

The Fund will usually emphasize small or medium market capitalization companies: those with a market capitalization of less than $1.5 billion. In addition, the Fund will invest not less than 25% of its net assets in securities of companies principally engaged in the banking industry and not less than 25% of its net assets in securities of companies principally engaged in the financial services industry. A company is defined as “principally engaged” in the banking or financial services industries if: a majority of the revenues or earnings were derived from the creation or sale of banking or financial services products; or a majority of the assets were devoted to such activities, based on the company’s most recent fiscal year.

Companies in the banking industry are defined to include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry are defined to include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies.

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) utilizes a growth approach to choosing securities based upon fundamental research which attempts to identify companies whose earnings growth rate exceeds that of their peer group, exhibit a competitive advantage in niche markets, or do not receive significant coverage from other institutional investors.

The requirement that the Fund invest at least 80% of its net assets plus borrowings in certain types of securities, pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.   The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. The 80% investment policy of the Fund may be changed at any time by the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy covered by Rule 35d-1.

The Emerald Growth Fund

Under normal conditions, the Fund typically invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

2

The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.

The Emerald Insights Fund

Under normal conditions, the Fund typically invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the Adviser's research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

The Fund can invest in companies from a wide range of industries and of various sizes. This includes mid and small-size companies. The Adviser typically defines mid-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell MidCap® Growth Index.  The Adviser typically defines small-size companies as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Growth Index.

All Funds

Each Fund’s Board of Trustees (the “Board”) may change its principal investment strategies without a shareholder vote.  Each Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT ACTIVITIES AND RISKS APPLICABLE TO THE FUNDS

Each Fund’s principal investment strategies and the risks associated with the same are described in the Funds’ “Principal Investment Strategies” and “Principal Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks,

All Funds

Equity Securities

The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Managed Portfolio Risk

The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

3

Small and Medium Capitalization Stocks

Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Emerald Banking and Finance Fund

Banking and Financial Services-Related Investment

The banking and financial services industries are comparatively narrow segments of the economy. Entities in these industries may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations. In addition, entities in these industries are particularly vulnerable to certain factors affecting the industries as a whole, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Concentration

The Emerald Banking and Finance Fund concentrates its investments in issuers of one or more particular industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund.  Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Emerald Growth Fund

Portfolio Turnover

The Emerald Growth Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.  A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.  To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Emerald Insights Fund
Convertible Securities

The Emerald Insights Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.   The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

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Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into. Each Fund’s investment process is biased toward value.

Market Risk

The market price of securities owned by any Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

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Equity securities generally have greater price volatility than fixed-income securities.

Portfolio Turnover

The Emerald Insights Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.  A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.  To the extent the Emerald Insights Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS APPLICABLE TO THE FUNDS

Each Fund may also invest in certain types of securities as discussed below. In addition, each Fund may be subject to additional risks in connection with its investments in such securities or as a result of each Fund’s investment strategies.  The following is not meant to be an exclusive list of all the securities and instruments in which each Fund may invest, the investment strategies in which it may engage, or the risks associated with both. Each Fund may invest in instruments and securities and engage in strategies other than those listed below, and may be subject to risks that are not described here.  An investment strategy (and related risk) that is described below, but which is not described in the Fund’s Prospectus or above under “Investment Activities and Risks Applicable to the Funds” for the particular Fund, should not be considered to be a principal strategy (or related risk) applicable to the Fund.”

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Bank Obligations

Bank obligations that may be purchased by each Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.   Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Cash Position

Each Fund may not always stay fully invested in stocks or bonds.  For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when the portfolio manager is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities.  When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if that Fund remained more fully invested in stocks or bonds.

Combined Transactions

Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.   The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

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Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Sub-Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into. Each Fund’s investment process is biased toward value.

Credit Default Swaps

Each Fund may enter into credit default swap contracts for hedging purposes or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

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In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”), Securities Exchange Commission (“SEC”) or both.  Both the CFTC and the SEC have issued guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps.  As they attempt to finalize various rulemakings mandated by the Dodd-Frank Act, either or both of the CFTC and SEC may issue additional guidance or relief to provide additional clarity.  Further action by the CFTC or SEC may affect a Fund’s ability to use credit default swaps or may require additional disclosure by a Fund.

Credit Ratings

The securities in which either Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in either Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. A Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

Derivatives

Each Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, no Fund will be obligated to use derivatives and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which a Fund may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

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Derivatives may be used, among other reasons, as part of a Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance a Fund’s income or gain. A Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of a Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select a Fund’s portfolio securities.

Subject to the constraints described above, a Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. A Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “Taxes.”

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Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating each Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate each Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

Equity Investments

Each Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Exchange Traded Funds and Other Similar Instruments

Shares of exchange-traded funds (“ETFs”) and other similar instruments may be purchased by any Fund.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  Each Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

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Because ETFs and pools that issue similar instruments incur various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which a Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by a Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected.  If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit any Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Firm Commitments and When-Issued Securities

Each Fund may purchase securities on a firm commitment basis, including when-issued securities.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  A Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  A Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Fixed Income Securities

Each Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

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Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although a Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Floating and Variable Rate Instruments

Each Fund may each invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which a Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by a Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.   The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

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Indexed Securities

Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses can be greater than if derivatives had not been used.

Market Risk

The market price of securities owned by any Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

Managed Portfolio Risk

The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause a Fund to incur losses.

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Market Risk

The market price of securities owned by any Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

Money Market Instruments/Securities

Each Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. A Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, a Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, a Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by a Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by a Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

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By writing a call, a Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, a Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by a Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. A Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for a Fund. A Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

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A Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each of the Funds reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices

Each Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Funds may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

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Portfolio Turnover

A Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective.  A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.  To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

Each Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If a Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to a Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  The Funds may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser pursuant to guidelines established by the Board. A Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

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Each Fund may purchase Rule 144A securities on the GSTrUE exchange and other similar exchanges.  These markets provide access to only institutional and highly sophisticated investors. They allow private companies to raise capital without the disclosure requirements of public markets and follow specific SEC rules to avoid certain disclosure requirements. Under these rules, companies are able to sell securities without registering them if the issued securities are limited to qualified institutional buyers (investors with at least $100 million in assets), and there are less than 500 shareholders.  The market is run through a proprietary trading system. This system allows the members of the exchange to view bid and ask offers and recent sales. Actual transactions are made through special brokers.  Because of the lack of disclosure in these markets, shares are expected to trade at a discount to the equivalent price achievable if the shares were listed on a public market.  Companies utilizing these markets however, believe that the ability to avoid disclosure requirements of public markets is more important than receiving the higher price available from a public exchange listing.

Securities Issued By Other Investment Companies

Each Fund may invest in shares of other investment companies, including, but not limited to, other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits a Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain non-U.S. banks and other financial institutions.

Short Sales

Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

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To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Small and Medium Capitalization Stocks

Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Use of Segregated and Other Special Accounts

Use of many derivatives by a Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by a Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a Fund will require the Fund to designate liquid securities equal to the exercise price.

The options entered into by a Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

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U.S. Government Securities

Each Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  A Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect a Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

OTHER PRACTICES

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

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Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. Each Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of each Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by a Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

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Illiquid Securities

Each Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that liquid assignments and loan participations that a Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable each Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Loans of Portfolio Securities

Each Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.  The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by the Fund at any time.  The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities a Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  The Fund may typically also call such loans in order to sell the securities involved.

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Repurchase Agreements

Each Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

Each Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by a Fund.

Temporary Defensive Positions

Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

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INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Funds’ fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of a Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

Emerald Banking and Finance Fund – Fundamental Investment Limitations

The Emerald Banking and Finance Fund may not:

(1) Purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer, except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

(2) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities), except that the Emerald Banking and Finance Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry. For purposes of this restriction, companies principally engaged in the banking industry means U.S. commercial and industrial banking and savings institutions and their parent holding companies, and companies principally engaged in the financial services industry means commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies;

(3) Borrow money, except from a bank, with such borrowing to be limited to more than 5% of net assets (see “Borrowing” above);

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(4) Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent the Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests;

(5) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(6) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, securities which represent interests in real estate, securities which are secured by or represent interests in real estate that are issued or backed by the United States government, its agencies or instrumentalities, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(7) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (3) and (8) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of Restriction (2), the Emerald Banking and Finance Fund currently intends to use the Standard Industrial Classification System (“SIC”).  The use of any particular classification system is not a fundamental policy.  The Fund may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders.  These classifications are not fundamental policies of the Fund.

Emerald Growth Fund – Fundamental Investment Limitations

The Emerald Growth Fund may not:

(1) Purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer, except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

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(2) Purchase securities which would cause 15% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities);

(3) Borrow money, except from a bank, with such borrowing to be limited to more than 5% of net assets (see “Borrowing” above);

(4) Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent the Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests;

(5) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(6) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, securities which represent interests in real estate, securities which are secured by or represent interests in real estate that are issued or backed by the United States government, its agencies or instrumentalities, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(7) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (3) and (8) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of Restriction (2), the Emerald Growth Fund currently intends to use the Standard Industrial Classification System (“SIC”).  The use of any particular classification system is not a fundamental policy. The Fund may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders.  These classifications are not fundamental policies of the Fund.

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Emerald Insights Fund - Fundamental Investment Limitations

The Emerald Insights Fund may not:

(1) With respect to 75% of the Fund’s total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer, except that if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to the receipt of securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

(2) Purchase securities which would cause 20% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities);

(3) Borrow money, except from a bank, with such borrowing to be limited to not more than 5% of net assets (see “Borrowing” above);

(4) Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent the Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests;

(5) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(6) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, securities which represent interests in real estate, securities which are secured by or represent interests in real estate that are issued or backed by the United States government, its agencies or instrumentalities, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(7) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(8) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

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 Restrictions (3) and (8) above shall be interpreted based upon no-action letters, exemptive relief and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of Restriction (2), the Emerald Insights Fund currently intends to use the Standard Industrial Classification System (“SIC”).  The use of any particular classification system is not a fundamental policy. The Fund may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders.  These classifications are not fundamental policies of the Fund.

Non-Fundamental Investment Limitations

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental restrictions and policies. These and other non-fundamental investment restrictions disclosed elsewhere in the prospectus or in this statement of additional information may be changed at any time by the Board of Trustees without shareholder approval.

Emerald Banking and Finance Fund - Non-Fundamental Investment Limitations

In addition, it is contrary to the Emerald Banking and Finance Fund’s present policy, which may be changed without shareholder vote, to:

(1) Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total net assets (based on then-current value) would then be invested in such securities;

(2) Invest less than 80% of the value of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) in stocks of companies principally engaged in the banking or financial services industries;

(3)  Invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets); the Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company;

(4) Purchase or hold the securities of any issuer if the officers or trustees of the Fund or the Adviser (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, which the Adviser has determined to be liquid under procedures approved by the Board.

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Emerald Growth Fund - Non-Fundamental Investment Limitations

In addition, it is contrary to the Emerald Growth Fund’s present policy, which may be changed without shareholder vote, to:

(1) Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total net assets (based on then-current value) would then be invested in such securities;

(2) Invest in, write, or sell put or call options, straddles, spreads or combinations thereof;

(3) Make short sales;

(4) Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (3) above, and then only pledge securities not exceeding ten percent (10%) of the Fund’s total assets (at current value);

(5) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities;

(6) Invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets); the Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company;

(7) Purchase or hold the securities of any issuer if the officers or trustees of the Fund or the Adviser (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, which the Adviser has determined to be liquid under procedures approved by the Board.

Emerald Insights Fund - Non-Fundamental Investment Limitations

In addition, it is contrary to the Emerald Insights Fund’s present policy, which may be changed without shareholder vote, to:

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(1) Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total net assets (based on then-current value) would then be invested in such securities;

(2) Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (3) above, and then only pledge securities not exceeding ten percent (10%) of the Fund’s total assets (at current value);

(3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities;

(4) The Fund will not invest more than 10% of its total current assets in shares of other investment companies nor invest more than 5% of its total current assets in a single investment company;

(5) Purchase or hold the securities of any issuer if the officers or trustees of the Fund or the Adviser (i) individually own more than 0.5% of the outstanding securities of the issuer, or (ii) collectively own more than 5% of the outstanding securities.

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, which the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  Each Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund.  See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

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The following table summarizes the portfolio turnover rates for the Emerald Banking and Finance Fund and Emerald Growth Fund for the last two fiscal years.

Fund Name	For the Fiscal Year End April 30, 2015	For the Fiscal Year End April 30, 2014
Emerald Banking and Finance Fund	33%	34%
Emerald Growth Fund	68%	70%
Emerald Insights Fund(1)	88%	--
(1)    For the period August 1, 2014 (since inception) to April 30, 2015.

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Funds may be disclosed to Third Parties (which may include the public) and Service Providers, No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Funds: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Funds.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Funds.

Policy Overview

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Funds from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

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The Board of Trustees will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Emerald Mutual Fund Advisers Trust (Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

MFUG Union Bank National Association (Custodian)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Independent Registered Accounting Firm)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

Pepper Hamilton LLP (Counsel to the Adviser)	As needed	None	As needed	As needed

FactSet Research Systems	Daily	None	Daily	Daily

Electra Information Systems Inc.	Daily	None	Daily	Daily

Glass, Lewis & Co	As needed	None	As needed	As needed

Bloomberg, LP	Daily	None	Daily	Daily
INDATA	Daily	None	Daily	Daily

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Only officers of the Funds and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The Funds currently disclose their portfolio holdings, as of the end of each month, on their website at www.emeraldmutualfunds.com.  Portfolio holdings as of month-end are posted on the 21st day of the next succeeding month (or, if the 21st day is not a business day, then on the next business day).  Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

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Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a ten (10) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings;
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser; or
▪
Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

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Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.  The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

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Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), an Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

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The following tables list the total amount of brokerage commissions paid by the Emerald Banking and Finance Fund and Emerald Growth Fund for the fiscal year or period noted:

	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Emerald Banking and Finance Fund	$159,705	$214,584	$122,888
Emerald Growth Fund	$621,117	$532,846	$396,479
Emerald Insignts Fund(1)	$12,370	N/A	N/A
(1)    For the period August 1, 2014 (since inception) to April 30, 2015.

PURCHASE, EXCHANGE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase, exchange or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of each Fund are currently divided into four share classes – Class A, Class C, Institutional Class and Investor Class shares.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and Trust. Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable.

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Purchase of Shares

The following table lists the sales charges that will be applied to your share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Class A (Sales Charge)**	Class A Dealer Concession as a Percentage of Offering Price	Class C (Sales Charge)	Institutional Class (Sales Charge)	Investor Class (Sales Charge)
Less than $50,000	4.75%	4.25%	None*	None	None
$50,000 to $249,999.99	3.75%	3.25%	None*	None	None
$250,000 to $499,999.99	2.75%	2.50%	None*	None	None
$500,000 to $999,999.99	2.25%	2.00%	None*	None	None
$1 million or greater	0.00%	Up to 0.50%	None*	None	None

*    A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months of purchase.

** Based on the amount you invest in a Fund; sales charge calculated as a percentage of the offering price and not NAV.

Class A shares are generally offered directly and through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. Class A shares offer the ability for payment of up to 4.75% of the offering price for payment to financial intermediaries for the provision of general distribution services, up to 0.35% of net assets for 12b-1 distribution and services. In addition, the shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients.  Consult with your financial intermediary representative for additional information on whether the shares are an appropriate investment choice. Broker-Dealers who make shares available through mutual fund wrap accounts may impose additional fees for services connected to the wrap account.  Investments of $50,000 or more, either as a lump sum or though the Fund’s accumulation or letter of intent programs may be eligible for a waiver of all or part of the 4.75% initial sales charge (load).

If your account value, including the amount of your current investment, totals $1 million or more, you will not pay a front-end sales charge on the current investment amount.  The Distributor may pay the selling financial intermediary up to 0.50% of the offering price.  However, if you sell these shares (for which you did not pay a front-end sales charge) within twelve months of purchase, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%.  The amount of CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed.  The Funds will use the first-in, first-out (FIFO) method to determine the twelve-month holding period for the CDSC.  The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder's account.  The CDSC will be charged if the holding period is less than twelve months, using the anniversary date of a transaction to determine the “twelve-month” mark.  The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

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Class A shares acquired by reinvestment of dividends are not subject to the CDSC.  CDSC waivers are available in certain circumstances.  For information regarding waivers (see Redemption of Shares - Contingent Deferred Sales Charge (“CDSC”) below).

Class C shares are generally offered directly and through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. A contingent deferred sales charge of 1.00% may apply to Class C shares redeemed within the first year after a purchase (see Redemption of Shares - Contingent Deferred Sales Charge (“CDSC”) below).  Class C shares offer the ability for payment of up to 0.75% of net assets for 12b-1 distribution and services, and up to 0.25% of net assets for the provision of other shareholder services to financial intermediaries on behalf of their clients. In addition, the shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients. Consult with your financial intermediary representative for additional information on whether the shares are an appropriate investment choice. Broker-Dealers who make shares available through mutual fund wrap accounts may impose additional fees for services connected to the wrap account. The maximum purchase amount for Class C Shares is $999,999.99.  Purchases of $1 million or more are invested in Class A shares because there is no CDSC for shares held less than 12 months and Class A shares’ annual expenses are lower.

Institutional Class shares may be purchased through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who may require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees, or, for certain institutional investors, directly from the distributor for purchases of $1,000,000 or more.  Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments.

In addition to new investors, Investor Class shares were also offered to those investors who were investors in the Predecessor Funds prior to the effective date of the Transition of the Funds to the FIT Trust and who were not assigned to a broker-dealer distributor.

Underwriting Commissions

The following chart reflects the total front-end sales charges paid in connection with the sale of Class A shares of the Emerald Banking and Finance Fund and Emerald Growth Fund and the amount retained by ALPS Distributors, Inc. for the last three fiscal years ended April 30, 2015, April 30, 2014 and April 30, 2013:

	2015		2014		2013
	Total Sales Charge	Amount Retained	Total Sales Charge	Amount Retained	Total Sales Charge	Amount Retained
Emerald Banking and Finance Fund	$77,449	$6,166	$466,115	$43,713	$106,583	$12,005
Emerald Growth Fund	$97,237	$6,140	$249,590	$19,819	$63,105	$6,765
Emerald Insights Fund(1)	$50,798	$5,450	N/A		N/A
(1)    For the period August 1, 2014 (since inception) to April 30, 2015.

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Other Information

The minimum initial investments in each Fund are set forth in the Prospectus.  Subsequent purchases may be made in any amount.

Subsequent investments may be made at any time by mailing a check to a Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of a Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date a Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for a Fund to become effective on a particular business day, prior to 4:00 p.m.  (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 1-855-828-9909 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If a Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

Investor Class shares may also be purchased online via www.emeraldmutualfunds.com.

The price of a Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Exchanging Shares

If you have held all or part of your shares in a Fund for at least seven days, you may exchange those shares for shares of another Fund, so long as such Fund is available for sale in your state and meets your investment criteria.

Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired.  The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold.  If you are an existing shareholder of a Fund, you may exchange into a new account copying your existing account registration and options.  Exchanges between accounts will be accepted only if registrations are identical.

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Before effecting an exchange, you should read the prospectus for the Fund into which you are exchanging.

You may also transfer between classes of a Fund if you meet the minimum investment requirements for the class into which you would like to transfer.

An exchange represents the sale of shares from one fund and the purchase of shares of another fund.  Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-deferred account.  Transfers between classes of a Fund are generally not considered a taxable transaction.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.  Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation.  Call or write each Fund for further details.

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of a Fund, a Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. Each Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

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No redemption requests will be processed until a Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 10 days or more.

Contingent Deferred Sales Charge (“CDSC”). Class C share purchases may be charged a CDSC of 1% if those shares are redeemed within 12 months of initial purchase. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a CDSC of up to 0.50% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. Each Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

•    Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability: and
•    Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

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A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at 1-855-828-9909. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. Each Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither any Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. Each Fund may require personal identification codes.

Internet. Investor Class shareholders may also redeem shares online via www.emeraldmutualfunds.com.

Rule 12b-1 Plans

Each Fund has adopted a separate plan of distribution for its Class A, Class C and Investor Class shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow each Fund, as applicable, to use Class A, Class C and Investor Class assets to pay fees in connection with the distribution and marketing of Class A, Class C and Investor Class shares and/or the provision of shareholder services to Class A, Class C and Investor Class shareholders.  The Plan permits payment for services in connection with the administration of plans or programs that use Class A, Class C and Investor Class shares of the Fund as their funding medium and for related expenses.

The Plans permit each Fund to make total payments at an annual rate of up to 0.35% of a Fund’s average daily net assets attributable to its Class A shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.25% a Fund’s average daily net assets attributable to its Investor Class Shares.  Because these 12b-1 fees are paid out of a Fund’s Class A, Class C and Investor Class assets on an ongoing basis, over time they will increase the cost of an investment in Class A, Class C and Investor Class shares, and Plan fees may cost an investor more than other types of sales charges.

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Under the terms of the Plan, the Trust is authorized to make payments to ADI for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. ADI is entitled to retain all fees paid under the Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although ADI may, pursuant to a written agreement between ADI and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. ADI is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of a Fund. The Plan may be amended by vote of the relevant Trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Plan that would materially increase the fees payable thereunder by the relevant class of shares of a Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred.

The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees of the Trust who have no financial interest in the operation of the Plan and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

For the fiscal year ended April 30, 2015, the total amounts paid by the Class A shares, Class C shares and Investor Class shares of the Emerald Banking and Finance Fund and Emerald Growth Fund to ADI (substantially all of which ADI paid out as compensation to broker-dealers and other service providers) under each Class’ respective Plan are summarized below.  Because the Emerald Insights Fund commenced operations August 1, 2014, information is not included.

	Advertising and Literature	Printing and Postage	Payment to Dealers	Compensation to Sales Personnel	Total 12b-1 Payments
Emerald Banking and Finance Fund
Class A Shares	-	-	$164,785	-	$164,785
Class C Shares	-	-	$221,496	-	$221,496
Investor Class Shares	-	-	$56,536	-	$56,536
Emerald Growth Fund
Class A Shares	-	-	$354,055	-	$354,055
Class C Shares	-	-	$87,340	-	$87,340
Investor Class Shares	-	-	$43,709	-	$43,709
Emerald Insights Fund(1) Class A Shares	-	-	$11,861	-	$11,861
Class C Shares	-	-	$131	-	$131
Investor Class Shares	-	-	$300	-	$300
(1)    For the period August 1, 2014 (since inception) to April 30, 2015.

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Shareholder Services Plan for Class C Shares

Each Fund has adopted a shareholder services plan (a “Class C Shareholder Services Plan”) with respect to the Fund’s Class C shares.  Under the Class C Shareholder Services Plan, each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.  Any amount of such payment not paid during a Fund’s fiscal year for such service activities shall be reimbursed to such Fund as soon as practicable.

Shareholder Services Plan for Institutional Class Shares

Each Fund has adopted a shareholder services plan (an “Institutional Class Shareholder Services Plan”) with respect to the Fund’s Institutional Class shares.  Under the Institutional Class Shareholder Services Plan, each of the aforementioned Funds is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.05% for Institutional Class shares of the average daily net asset value of the Institutional Class shares of a Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization.  Any amount of such payment not paid during a Fund’s fiscal year for such service activities shall be reimbursed to such Fund as soon as practicable.

Shareholder Services Plan for Investor Class Shares Each Fund has adopted a shareholder services plan (an “Investor Class Shareholder Services Plan”) with respect to the Fund’s Investor Class shares.  Under the Investor Class Shareholder Services Plan, each of the aforementioned Funds is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Investor Class shares of the average daily net asset value of the Investor Class shares of a Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization.  Any amount of such payment not paid during a Fund’s fiscal year for such service activities shall be reimbursed to such Fund as soon as practicable.

TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of its Board. The Board approves all significant agreements between a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of each Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

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INDEPENDENT TRUSTEES
Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	34	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran formerly served as President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado, from 1991 to 2007. During his career as an attorney from 1958 to 1991, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	34	None.
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	34	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	34	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
				34	None.

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INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee
Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
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Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., and ALPS Series Trust and Chief Financial Officer of The Arbitrage Funds.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Assistant Secretary of the Griffin Institutional Access Real Estate Fund, James Advantage Funds, and WesMark Funds. Ms. Legg also serves as Secretary to ALPS Series Trust.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS.  Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.  Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds, Centre Funds, Reality Shares ETF Trust and Transparent Value Trust.

*     All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO  80203.
**   Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
*** The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which Emerald Mutual Fund Advisers Trust provides investment advisory services (currently none).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

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Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-Founder, Chief Operations Officer and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC.  Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997, and lead Independent Trustee since 2010.  Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009.   Mr. Rutledge is the President and owner of Rutledge's Inc., an upscale men's clothing store, which he opened in 1967.  Mr. Rutledge has over 40 years of business experience.  He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009.   In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO.  From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009.  Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as Director.  He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc.  Mr. Burke has over 20 years of financial services and investment management experience.  Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity.  Mr. Burke has a B.A. in Economics from the University of New Hampshire.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

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None of the Independent Trustees own securities in the Adviser or Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or Distributor.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time.  Mr. Moran serves as a lead Independent Trustee.  The lead independent trustee is responsible for chairing any meetings of the independent trustees.   The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

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None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell.  The Audit Committee met three times during the fiscal year ended April 30, 2015.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended April 30, 2015.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2013, the dollar range of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edmund J. Burke	None	None

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As of December 31, 2014, the dollar range of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

Independent Trustees		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Dollar Range of Equity Securities in the Funds
Mary K. Anstine	$10,001 - $50,000	$10,001 - $50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	Over $100,000
Michael “Ross” Shell	None	None

Remuneration of Trustees.  Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$ 46,000	$0	$0	$ 46,000
Jeremy W. Deems	$ 46,000	$0	$0	$ 46,000
John R. Moran, Jr.	$ 46,000	$0	$0	$ 46,000
Jerry G. Rutledge	$ 46,000	$0	$0	$ 46,000
Michael “Ross” Shell	$ 46,000	$0	$0	$ 46,000

* The Fund Complex currently consists of 34 series of the Trust and any other investment companies for which any Trustee serves as Trustee for and which Emerald Mutual Fund Advisers Trust provides investment advisory services, currently none.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

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INVESTMENT MANAGER

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of each Fund’s business affairs.  The Adviser commenced business operations in April of 2005 and is registered with the Securities and Exchange Commission as an investment adviser.  Emerald is located at 3175 Oregon Pike, Leola, PA  17540. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment advisor to the Emerald Banking and Finance Fund and Emerald Growth Fund, and is located at the same address as that of Emerald. As of June 30, 2015, Emerald Advisers, Inc. had approximately $3.6 billion in assets under management.  Emerald Advisers, Inc. commenced business operations in October, 1992.

Pursuant to the Investment Advisory and Management Agreement (the “Advisory Agreement”), the Emerald Banking and Finance Fund pays the Adviser an annual management fee of 1% based on the Emerald Banking and Finance Fund’s average daily net assets, the Emerald Growth Fund pays the adviser an annual management fee of 0.75% based on the Emerald Growth Fund’s average daily net assets, and the Emerald Insights Fund pays the Adviser an annual management fee of 0.75% based on the Emerald Insights Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.  A discussion regarding the basis for the Board’s approval of the renewal of the Advisory Agreement with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund was provided in the Funds’ annual report to shareholders for the period ended April 30, 2015.  A discussion regarding the basis for the Board's approval of the Advisory Agreement with respect to the Emerald Insights Fund will be provided in the Funds' semi-annual report to shareholders for the period ended October 31, 2015.  Fees are subject to the following breakpoints:

Emerald Banking and Finance Fund	1.00% up to and including $100,000,000 0.90% in excess of $100,000,000
Emerald Growth Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million
Emerald Insights Fund	0.75% up to and including $250 million 0.65% over $250 million up to and including $500 million 0.55% over $500 million up to and including $750 million 0.45% over $750 million

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The table below shows the management fees paid by each Fund to the Adviser for the periods indicated:

	For Fiscal Year Ended April 30, 2015	For Fiscal Year Ended April 30, 2014	For Fiscal Year Ended April 30, 2013
Emerald Banking & Finance
Gross Advisory Fees	$1,201,613	$828,386	$437,752
Waiver of Advisory Fees	$0	$0	($20,178)
Reimbursement of other Expenses	$0	$0	$0
Net Advisory Fees	$1,201,613	$828,386	$417,574

Emerald Growth
Gross Advisory Fees	$2,049,993	$1,466,386	$920,598
Waiver of Advisory Fees	$0	($29,719)	($112,836)
Reimbursement of other Expenses	$0	$0	$0
Net Advisory Fees	$2,049,933	$1,436,667	$807,762

Emerald Insights Fund(1)
Gross Advisory Fees	$27,168	-	-
Waiver of Advisory Fees	($27,168)	-	-
Reimbursement of other Expenses	($20,471)	-	-
Net Advisory Fees	$0	-	-
1    For the period August 1, 2014 (since inception) to April 30, 2015.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Funds, the Adviser, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

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ADMINISTRATOR

Each Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds.  Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

	For Fiscal Year Ended April 30, 2015	For Fiscal Year Ended April 30, 2014	For Fiscal Year Ended April 30, 2013
Emerald Banking & Finance	$87,931	$66,894	$44,249
Emerald Growth Fund	$191,965	$149,642	$115,522
Emerald Insights Fund(1)	$5,093	-	-
(1)    For the period August 1, 2014 (since inception) to April 30, 2015.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that each Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B are summaries of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Funds or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.   When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling 1-855-828-9909 and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

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As of August 1, 2015, the following shareholders owned 5% or more of shares of the Emerald Banking and Finance Fund:

Class	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Class A Shares	MORGAN STANLEY SMITH BARNEY LLC ATTN: MUTUAL FUND OPERATIONS 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004	16.62%	Record
Class A Shares	CHARLES SCHWAB & CO, INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	11.83%	Record
Class A Shares	LPL FINANCIAL LLC ATTN:CLIENT COMPENSATION DEPARTMENT 4707 EXECUTIVE DR SAN DIEGO, CA 92121	8.75%	Record
Class A Shares	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	11.33%	Record
Class A Shares	WELLS FARGO ADVISORS, LLC MAILCODE: H0006-09V 1 N JEFFERSON AVE SAINT LOUIS, MO 63103	6.70%	Record
Class A Shares	UBS FINANCIAL SERVICES, INC. ATTN: COMPLIANCE DEPT 1000 HARBOR BLVD FL 8 WEEHAWKEN, NJ 07086	9.52%	Record
Class A Shares	PERSHING LLC 1 PERSHING PLZ JERSEY CITY, NJ 07399	19.74%	Record
Institutional Class Shares	TD AMERITRADE, INC 200 S 108TH AVE OMAHA, NE 68154	9.84%	Record
Class C Shares	MORGAN STANLEY SMITH BARNEY LLC ATTN: MUTUAL FUND OPERATIONS 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004	8.33%	Record
Class C Shares	CHARLES SCHWAB & CO, INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	6.03%	Record
Class C Shares	MERRILL LYNCH, PIERCE, FENNER & SMI 4800 DEER LAKE DR E FL 1 JACKSONVILLE, FL 32246	14.83%	Record

As of August 1, 2015, the following shareholders owned 25% or more of shares of the Emerald Banking and Finance Fund:
Class	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Investor Class	WELLS FARGO ADVISORS, LLC MAILCODE: H0006-09V 1 N JEFFERSON AVE SAINT LOUIS, MO 63103	53.03%	Record
Investor Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	35.62%	Record
Class C Shares	WELLS FARGO ADVISORS, LLC MAILCODE: H0006-09V 1 N JEFFERSON AVE SAINT LOUIS, MO 63103	55.55%	Record
Institutional Class Shares	MERRILL LYNCH, PIERCE, FENNER & SMI 4800 DEER LAKE DR E FL 1 JACKSONVILLE, FL 32246	80.79%	Record

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As of August 1, 2015, the following shareholders owned 5% or more of shares of the Emerald Growth Fund:

Class	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Class A Shares	UBS FINANCIAL SERVICES, INC. ATTN: COMPLIANCE DEPT 1000 HARBOR BLVD FL 8 WEEHAWKEN, NJ 07086	9.58%	Record
Class A Shares	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	17.19%	Record
Class A Shares	PERSHING LLC 1 PERSHING PLZ JERSEY CITY, NJ 07399	12.43%	Record
Investor Class Shares	MERRILL LYNCH, PIERCE, FENNER & SMI 4800 DEER LAKE DR E FL 1 JACKSONVILLE, FL 32246	8.90%	Record
Institutional Class Shares	CHARLES SCHWAB & CO, INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	6.19%	Record
Institutional Class Shares	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE ST MAIL ZONE ZE7F BOSTON, MA 02109	6.48%	Record
Institutional Class Shares	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PKWY ST PETERSBURG, FL 33716	5.38%	Record
Institutional Class Shares	WELLS FARGO ADVISORS, LLC MAILCODE: H0006-09V 1 N JEFFERSON AVE SAINT LOUIS, MO 63103	10.23%	Record
Class C Shares	CHARLES SCHWAB & CO, INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	8.47%	Record
Class C Shares	RBC CAPITAL MARKETS, LLC 60 S 6TH ST MINNEAPOLIS, MN 55402	8.71%	Record
Class C Shares	MERRILL LYNCH, PIERCE, FENNER & SMI 4800 DEER LAKE DR E FL 1 JACKSONVILLE, FL 32246	11.63%	Record
Class C Shares	MORGAN STANLEY SMITH BARNEY LLC ATTN: MUTUAL FUND OPERATIONS 1 NEW YORK PLZ FL 12 NEW YORK, NY 10004	20.30%	Record

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As of August 1, 2015, the following shareholders owned 25% or more of shares of the Emerald Growth Fund:

Class	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Class C Shares	WELLS FARGO ADVISORS, LLC MAILCODE: H0006-09V 1 N JEFFERSON AVE SAINT LOUIS, MO 63103	31.02%	Record
Class A Shares	CHARLES SCHWAB & CO, INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	25.86%	Record
Institutional Class Shares	JP Morgan Chase 11500 Outlook Street Overland Park, KS 66211-1804	46.23%	Record
Investor Clas	NFS P.O. Box 55806 Boston, MA 02205	75.05%	Record

As of August 1, 2015, the following shareholders owned 5% or more of shares of the Emerald Insights Fund:

Class	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Institutional Class Shares	David A Volpe LEOLA PA 17540-9778	18.92%	Beneficial
Institutional Class Shares	Daniel Moyer LEOLA PA 17540-9778	7.31%	Beneficial

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As of August 1, 2015, the following shareholders owned 25% or more of shares of the Emerald Insights Fund:Class	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Class C Shares	STIFEL NICOLAUS & COMPANY, INC. 501 N. Broadway Saint Louis, MO 63102	31.62%	Record
Class C Shares	EMERALD ADVISERS INC 3175 OREGON PIKE LEOLA PA 17540-9778	68.38%	Record
Class A Shares	Pershing One Pershing Plaza Jersey City, New Jersey 07399	95.85%	Record
Institutional Class Shares	GWFS EQUITIES, INC. 8525 E ORCHARD RD STE 2T2 GREENWOOD VILLAGE, CO 80111	70.83%	Record
Investor Class	Pershing One Pershing Plaza Jersey City, New Jersey 07399	94.70%	Record

The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

The Funds’ expenses include taxes, interest, fees and salaries of such Fund’s Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  Each Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Funds.  Unless noted otherwise, all information is provided as of April 30, 2015.

Other Accounts Managed by Portfolio Managers

The table below identifies as of April 30, 2015, for the portfolio manager of each Fund, the number of accounts (other than the Funds with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

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Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Emerald Banking and Finance Fund
Kenneth G. Mertz II, CFA®	3	$679	0	$0	34	$1,752
Steven E. Russell, Esq.	0	$0	0	$0	0	$0

Emerald Growth Fund
Kenneth G. Mertz II, CFA®	3	$679	0	$0	34	$1,752
Stacey L. Sears	3	$679	0	$0	33	$1,750
Joseph W. Garner	3	$679	0	$0	46	$1,939

Emerald Insights Fund
David A. Volpe, CFA®	0	$0	0	$0	15	$217
Joseph W. Garner	3	$679	0	$0	46	$1,939
Stephen L. Amsterdam	0	$0	0	$0	13	$190

Portfolio Manager Compensation

Emerald’s portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary: Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus: A significant portion of portfolio manager compensation takes the form of a quarterly incentive bonus tied to performance based on quarterly performance reviews and the manager’s relative performance against the Russell 2000 Growth Index (with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund) and Russell Mid-Cap Growth Index (with respect to the Emerald Insights Fund) for rolling quarter, year, and five year periods.  Bonus payments are determined by a combination of factors, including pre-tax investment performance calculated as the average of all investment mandates for which the portfolio manager has responsibility compared against such mandates’ respective benchmarks, non-qualitative items relating to the portfolio manager’s fulfillment of his or her obligations and duties to each investment mandate as determined by senior management, and control of expenses by the portfolio manager taking into account income and gains of the investment mandates for which the portfolio manager has responsibility. Finally, the overall performance of Emerald Asset Management, Inc., the parent company of Emerald, is considered in determining any portfolio manager bonus.

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Deferred Compensation Plans: Portfolio managers are eligible to participate in Emerald 401(k) plan. All vested Emerald employees participate in Emerald’s parent company ESOP retirement plan, and portfolio managers are eligible to receive SARS (stock appreciation rights) as part of the ESOP plan on a discretionary basis. The ESOP owns 100% of the outstanding shares of Emerald’s parent company, which in turn owns 100% of the outstanding shares of Emerald.

Conflicts of Interest with Other Accounts.  Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities.  Emerald has adopted the following policies regarding the allocation and aggregation of securities transactions among client accounts:

Aggregation Policy: Aggregations of trades can produce meaningful cost savings to clients. Emerald’s policy is constructed to meet the requirements of the SEC. Specifically, Emerald’s policy is designed to address these issues:

1. Duty of Disclosure: Emerald will disclose fully to its clients the arrangements for aggregation of securities transactions.

2. Duty to Act Only in the Clients’ Best Interests: The aggregation of client transactions will be done only after client consent, consistent with each such client’s best interests.

3. Duty to Treat Each Client Fairly: Securities transactions will be done on a pro rata basis at the average share price, consistent with the specific conditions discussed below.

4. Duty to Seek Best Execution: Emerald recognizes its duty to aggregate and allocate securities transactions in a manner that ensures best execution. This is discussed more fully below.

Aggregation Procedures: Emerald will endeavor to bunch trades for clients in order to effect best execution at the lowest cost (commissions and spread) and to avoid disparities in execution prices for accounts that are managed similarly. The following bunching and trade aggregation procedures are designed to treat all client accounts equally. All client accounts with like mandates will participate in bunched trades, average pricing and pro rata execution. Emerald will allocate trades internally prior to any bunched trades based on the requirements of the various groups of accounts as determined by the firm’s portfolio managers (see “Block Trading” below).

Emerald manages certain accounts pursuant to differing client mandates. With respect to certain accounts, Emerald has full discretion with respect to investments and execution of portfolio transactions. For certain client accounts, specific brokerage firms have been designated, which prevents bunching trades with other accounts. These accounts would also prevent new or secondary issuance of stocks being equally divided across these types of accounts. Certain accounts may have directed investment policies and/or restrictions. These accounts may have different investment objectives and strategies, and therefore might invest in different individual stocks from other types of accounts and may have different sector allocation percentages, which would affect how Emerald allocates aggregated trades for such accounts. Certain funds with daily cash flow differences (usually mutual funds) would have different trading activity dictated by internal cash flows (or withdrawals), the timing and tax consequences of which require that trades be made in different percentages for each share.

Because of these differences in policies and strategies of the various accounts Emerald manages, Emerald’s portfolio managers will aggregate the number of shares determined to be desired for each account type and maintain a dated and time-stamped record of this pre-trade allocation. Each account will then average price pro-rata to the shares actually executed. If a client uses a particular directed broker-dealer, Emerald will execute these trades separately, which trades may be executed at prices different than the bunched trades due to number of share differences, use of DOT system, movement and volatility of stock trading, or other relevant factors. While these differences may be noticeable on a trade-by-trade basis, they should balance out over time.

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The intention of this policy is that Emerald must make a trade allocation before the results of the actual trade have been determined. This policy will assure that the allocation cannot be affected by the results of the trade.

Block Trading: Emerald also has established Block Trading Procedures to ensure that no advisory or sub-advisory client account or group of client accounts, neither public nor private, nor corporate nor individual, will receive preferential trading execution pursuant to federal and state regulations.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of April 30, 2014:

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Emerald Banking and Finance Fund
Kenneth G. Mertz II, CFA®	$100,001 - $500,000
Steven E. Russell, Esq.	$0 - $50,000
Emerald Growth Fund
Kenneth G. Mertz II, CFA®	$100,001 - $500,000
Stacey L. Sears	$100,001 - $500,000
Joseph W. Garner	Over $1,000,000
Emerald Insights Fund[1]
David A. Volpe, CFA®	$100,001 - $500,000
Joseph W. Garner	$0 - $50,000
Stephen L. Amsterdam	$50,001 - $100,000
1    Because the Emerald Insights Fund commenced operations August 1, 2014, information is not included.

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NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets.  Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time).  The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

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If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is each Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income and short-term capital gains. It is also each Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution.  Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash.  The election may be made at any time by submitting a written request directly to the applicable Fund.  In order for a change to be in effect for any dividend or distribution, it must be received by such Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the applicable Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

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Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of such Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of such Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which such Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – such Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, such a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, such a Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the effected Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

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As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that a Fund distributes to shareholders on a timely basis.  Each Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, a Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of such a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, such a Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

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Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by such Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the applicable Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both such Fund and its shareholders.  No Fund expects a significant portion of distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in that Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Funds generally do not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

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Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of such Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

Financial Products

Each Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by such Fund, defer such Fund’s losses, cause adjustments in the holding periods of such Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of a Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.”  Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character.  Section 1256 contracts held by a Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by a Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by such Fund.  Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which a Fund may invest are not clear in various respects.  As a result, the IRS could challenge a Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of such Fund as a regulated investment company.

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A Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by a Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of a Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between such Fund’s book income and taxable income.  This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require such Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

A Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though such Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, an effected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  An effected Fund may realize gains or losses from such sales.  In the event such Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  Each Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

Each Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for a Fund.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by a Fund if it invests in such securities in order to seek to ensure that such Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Real Estate Investment Trusts

A Fund’s investments in REIT equity securities, if any, may result in such Fund’s receipt of cash in excess of the REIT’s earnings.  If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund.  Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders.  Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

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Tax-Exempt Shareholders

Under current law, each Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders.  Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the applicable Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in the applicable Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code.  If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax on such income.  A Fund may invest in REITs that hold residual interests in REMICs.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish such Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, and to any shareholder that fails to certify to such Fund that it is not subject to such withholding.  The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and redeemed, exchanged or otherwise on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for covered shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The historical legal requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and which are sold on and after that date. You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Funds.

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Surtax on Net Investment Income

A surtax of 3.8% applies to the “net investment income” of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, in each case in excess of a threshold amount.  Net investment income includes  interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business).  Net investment income includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares.  Net investment income is reduced by deductions properly allocable to such income. Holders of Fund shares should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

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Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment in the Funds would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of thirty-four separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approval of the Investment Advisory Contract and Management Contracts are matters to be determined separately by each fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

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Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets attributable to such Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUNDS

Custodian.  MFUG Union Bank National Association (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California 94104, serves as the custodian for the Funds.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of ADI.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s independent registered public accounting firm.  Deloitte is located at 555 17th St. #3600, Denver, Colorado 80202.

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Counsel. Davis Graham & Stubbs LLP serves as counsel to the Funds and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Funds may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

Each Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing each Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of each Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in each Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) of each Fund are incorporated in this SAI by reference.  The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report, except for the financial highlights for Emerald Banking and Finance Fund and Emerald Growth Fund for each of the two years in the period ended December 31, 2012, which were audited by other auditors.  You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Funds at the address or number on the front page of this SAI.

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APPENDIX A

Emerald Advisers, Inc.
Proxy Voting Policy, Procedures and Guidelines
(as adopted by Emerald Mutual Fund Advisers Trust)

PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote.  It is EAI’s policy to vote all such proxies.  Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations.  The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management.  First and foremost, the investor is a fiduciary and secondly, an owner.  Fiduciaries and owners are responsible for their investments.  These responsibilities include:

1)   selecting proper directors
2)   insuring that these directors have properly supervised management
3)   resolve issues of natural conflict between shareholders and managers
a.   Compensation
b.   Corporate Expansion
c.   Dividend Policy
d.   Free Cash Flow
e.   Various Restrictive Corporate Governance Issues, Control Issues, etc.
f.   Preserving Integrity

In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients.  Consistent with this objective, EAI will exercise its vote in an activist pro-shareholder manner in accordance with the following policies.

I. BOARDS OF DIRECTORS

In theory, the board represents shareholders, in practice, all to often Board members are selected by management.  Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position.  In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members.  Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members.  Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process.  Independence though, is only the first criteria for a Board.  Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations.  Too many companies are really ownerless.  Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out.  A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.

A.     Election of Directors, a Board of Directors, or any number of Directors.  In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.

•     Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.

•     Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.

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•     Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.

•     Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).

•     Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.

•     Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.

•     Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.

•     Votes should be cast in favor of proposals to create shareholder advisory committees.  These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.

B.     Selection of Accountants:  EAI will generally support a rotation of accountants to provide a truly independent audit.  This rotation should generally occur every 4-5 years.

C.     Incentive Stock Plans.  EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.

D.     Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.

E.     Annual Meeting Location.  This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires.  Resolution.  EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.

F.     Preemptive Rights.  This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock.  Resolution:  We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.

G.     Mergers and/or Acquisitions.  Each  merger and/or acquisition has numerous ramifications for long term shareholder value.  Resolution:  After in-depth valuation EAI will vote its shares on a case by case basis.

II. CORPORATE GOVERNANCE ISSUES

These issues include those areas where voting with management may not be in the best interest of the institutional investor.  All proposals should be examined on a case by case basis.

A.     Provisions Restricting Shareholder Rights.  These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors.  These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues.  Resolution:  Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.

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B.     Anti-Shareholder Measures.  These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation.  They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1. Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered.  This eliminates the possibility of removing entrenched management at any one annual election of directors.  Resolution:  Vote Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.

2. Shareholder Rights Plans (Poison Pills):
Anti-acquisition proposals of this sort come in a variety of forms.  In general, issuers confer contingent benefits of some kind on their common stockholders.  The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control.  Resolution:  Vote Against proposals to adopt Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.

3. Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights.  EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally.  Resolution:  Vote Against proposals creating different classes of stock with unequal voting privileges.

4. Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control.  This is another way for management to make changes in control of the company more difficult.  Resolution:  Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.

5. Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger.  The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive.  Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings.  Resolution:  Vote Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat:  Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.

6. Increases in authorized shares and/or creation of new classes of common and preferred stock:

a.     Increasing authorized shares.
EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock.  Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs.  However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure.  When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution:  On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination.  One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.

b.    Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion.  The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders.  These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: EAI would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.

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c.     Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits.  Generally, managements propose that the liability of directors and management be either eliminated or limited.  Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management.  Therefore directors and management should be responsible for their fiduciary duty of care towards the company.  The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution:  On a case by case basis, EAI votes Against attempts by management to eliminate directors and management liability for their duty of care.

d.     Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger.  These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition.  Shareholders should be allowed to vote on all plans of this type.
Resolution:  On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

e.     Greenmail
EAI would not support management in the payment of greenmail.
Resolution:  EAI would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.

f.     Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected.  According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more.  This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest.  It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.
Resolution:  Cumulative voting tends to serve special interests and not those of shareholders, therefore EAI will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.

g.     Proposals Designed to Discourage Mergers & Acquisitions In Advance
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids.  This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder.  These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”.  Directors are elected primarily to promote and protect the shareholder interests.  Directors should not allow other considerations to dilute or deviate from those interests.
Resolution:  EAI will vote Against proposals that would discourage the most productive use of corporate assets in advance.

h.     Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting.  In this way, management is able to know before the final outcome how their proposals are being accepted.  If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes.  Elections should take place in normal democratic process which includes the secret ballot.  Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners.  Resolution:  Vote For proposals to establish secret ballot voting.

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i.     Disclosure
Resolution:  EAI will vote Against proposals that would require any kind of unnecessary disclosure of business records.  EAI will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.

j.     Sweeteners
Resolution:  EAI will vote Against proposals that include what are called “sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest.  For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan (Poison Pill).

k.     Changing the State of Incorporation
If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures.  Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc.  Resolution:  On a case by case basis, EAI will vote Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

l.     Equal Access to Proxy Statements
EAI supports stockholders right to equal access to the proxy statement, in the same manner that management has access.  Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement.  The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement.  Resolution:  EAI will support any proposal calling for equal access to proxy statements.

m.     Abstention Votes
EAI supports changes in the method of accounting for abstention votes.  Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting.  Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved.  Votes cast abstaining should not be included in total votes cast. Resolution:  EAI will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.

III. Other Issues

On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:

A.     Human Rights
B.     Nuclear Issues
C.     Defense Issues
D.     Social Responsibility

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EAI, in general supports the position of management.  Exceptions to this policy Include:

1.     South Africa
EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

2.     Northern Ireland
EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

IV. Other Potential Conflicts of Interest

EAI may manage a variety of corporate accounts that are publically traded. EAI will use Glass-Lewis recommendations to avoid any appearance of a conflict of interest when voting proxies of its clients that are publically traded companies.

Policy date: 9/30/2011
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August 31, 2015

STATEMENT OF ADDITIONAL INFORMATION

Name of Fund	Ticker
	Investor Class	Institutional Class
Grandeur Peak Emerging Markets Opportunities Fund	GPEOX	GPEIX
Grandeur Peak Global Opportunities Fund	GPGOX	GPGIX
Grandeur Peak Global Reach Fund	GPROX	GPRIX
Grandeur Peak International Opportunities Fund	GPIOX	GPIIX

P.O. Box 13664
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Investor Class Shares and Institutional Class Shares (collectively, the “Shares”) of the Funds listed above, each of which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own investment objective and policies. This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by each Fund’s current prospectus dated August 31, 2015, as supplemented from time to time (each, the “Prospectus” and together, the “Prospectuses”).  This SAI supplements and should be read in conjunction with the Prospectuses, a copy of each of which may be obtained without charge by writing the Funds at the address listed above, or by calling the Funds’ transfer agent at 855-377-PEAK(7325).  The Funds’ most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about four series of the Trust, the Grandeur Peak Global Opportunities Fund, the Grandeur Peak International Opportunities Fund, the Grandeur Peak Global Reach Fund and the Grandeur Peak Emerging Markets Opportunities Fund (each a “Fund,” collectively, the “Funds”).  Each Fund is a series of the Trust, an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

Each Fund is advised by Grandeur Peak Global Advisors, LLC, (the “Adviser”).

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or nondiversified. The Grandeur Peak Emerging Markets Opportunities Fund is classified as non-diversified. The Grandeur Peak Global Opportunities Fund, the Grandeur Peak International Opportunities Fund and the Grandeur Peak Global Reach Fund are each classified as diversified. As a result of ongoing operations, it is possible that the Grandeur Peak Emerging Markets Opportunities Fund may become a diversified investment company. In such case, the Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

What are the Funds’ Investment Objectives?

•	The Grandeur Peak Emerging Markets Opportunities Fund seeks long-term growth of capital.
•	The Grandeur Peak Global Opportunities Fund seeks long-term growth of capital.
•	The Grandeur Peak Global Reach Fund seeks long-term growth of capital.
•	The Grandeur Peak International Opportunities Fund seeks long-term growth of capital.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the Prospectuses.

The Trust’s Board of Trustees (the “Board”) may change this objective or a Fund’s principal investment strategies without a shareholder vote.  Each Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

Investment Strategies and Risks

Each of the Funds’ principal investment strategies and the risks associated with those strategies are described in the Prospectus.  The following section describes in greater detail than the Prospectuses, each Fund’s investment strategies and the associated risks.

Borrowing to Purchase Securities (Leveraging). The Funds may use leverage, that is, borrow money to purchase securities. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the borrowing costs (including interest), the net asset value of a Fund will rise. On the other hand, if the investment gains fail to cover the borrowing costs or if there are losses, the net asset value of a Fund will decrease.

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The 1940 Act requires borrowings to have 300% net asset coverage, which means, in effect, that each Fund would be permitted to borrow up to an amount equal to one-third of the value of its total assets. If a Fund fails to meet this asset coverage test for any reason including adverse market conditions, it will be required to reduce borrowings within three business days to the extent necessary to meet the test. This requirement may make it necessary to sell a portion of a Fund’s securities at a time when it is disadvantageous to do so. The amount a Fund can borrow may also be limited by applicable margin limitations of the Federal Reserve Board. Briefly, these provide that banks subject to the Federal Reserve Act may not make loans for the purpose of buying or carrying margin stocks if the loan is secured directly or indirectly by a margin stock, to the extent that the loan is greater than the maximum loan value of the collateral securing the loan.

Despite the potential risks of leveraging, the Adviser believes there may be times when it may be advantageous to the Funds to borrow to make investments. For example, when a portfolio manager perceives unusual opportunities in the market or in a particular sector, the portfolio manager may want to be more than 100% invested. Borrowing may also be considered when stock prices and trading volume are not favorable for securities a portfolio manager wants to sell, but stock prices and trading volume are favorable for securities the portfolio manager wants to buy. In these situations, which arise infrequently, borrowing may allow a portfolio manager to take advantage of favorable opportunities to purchase desired securities without having to sell securities at unfavorable prices.

Convertible Securities. The Funds may invest in convertible securities. These are generally bonds or preferred stocks that are convertible into a corporation’s common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk of loss of principal than the corporation’s common stock.

In selecting convertible securities for the Funds, the Adviser will consider, among other factors:  its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of a Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

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Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund. Convertible securities may have mandatory sinking fund provisions prior to maturity, a negative feature when interest rates decline.

Refer to Appendix A for a description of preferred stock and long- and short-term debt ratings.

Corporate Bonds. The Funds may invest in corporate bonds that are rated, at the time of purchase, in the four highest categories by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service, Inc., a division of McGraw-Hill Companies, Inc. (“S&P”) or other nationally recognized rating agencies or unrated securities deemed by the Adviser to be of comparable quality. The Funds may also invest in corporate bonds that are lower rated (Moody’s Ba or lower or S&P BB or lower). These lower rated bonds are also known as “non-investment grade debt securities” or “junk bonds.” See Appendix A for a description of ratings on investment grade and non-investment grade debt securities.

Derivatives. The Funds may use derivatives, such as futures, options, options on futures, and forward foreign currency exchange contracts. A derivative is a financial contract whose value is based on (or “derived from”) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in one or more securities, currencies, indices or other assets. The Funds may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect the Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Funds may also use derivatives for non-hedging (speculative) purposes including to enhance a Fund’s returns. A Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. These risks are heightened when the management team uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. In addition, certain derivatives have the potential for unlimited losses regardless of the size of the initial investment. Derivatives also involve the risk of mispricing or improper valuations (particularly, for non-standardized contracts) and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices. Derivatives may also be less liquid and may be difficult or impossible to sell or terminate at a desirable time or price. Derivatives may also involve credit risk which is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. Use of derivatives may also increase the amount and affect the timing and character of taxes payable by shareholders. The Fund may lose money on derivatives or may not fully benefit on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. A Fund’s ability to benefit from derivatives is largely dependent on the Adviser’s ability to use such strategies successfully.

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Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to: (i) comply with the requirements of the CEA by operating each Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate each Fund in a manner such that the Fund will not be a “commodity pool” under the CEA.

For more information about the various types of derivatives, see the sections in this SAI discussing such securities including Futures Contracts; Put and Call Options and Options and Futures Relating to Foreign Currencies.

Futures Contracts. The Funds may enter into futures contracts. Futures contracts are standardized, exchange-traded contracts that require delivery of the underlying financial instrument (such as a bond, currency or stock index) at a specified price, on a specified future date. The buyer of the futures contract agrees to buy the underlying financial instruments from the seller at a fixed purchase price upon the expiration of the contract. The seller of the futures contract agrees to sell the underlying financial instrument to the buyer at expiration at the fixed sales price. In most cases, delivery never takes place. Instead, both the buyer and the seller, acting independently of each other, usually liquidate their long and short positions before the contract expires; the buyer sells futures and the seller buys futures.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

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Futures may be used for hedging (i.e., to protect against adverse future price movements in a Fund’s portfolio securities, or in securities a Fund intends to purchase). For example, if the portfolio manager thinks that the stock market might decline, the portfolio manager could sell stock index futures to safeguard a Fund’s portfolio. If the market declines as anticipated, the value of stocks in a Fund’s portfolio would decrease, but the value of a Fund’s futures contracts would increase. The Funds may also use futures contracts to speculate on the market. For example, the portfolio manager might buy stock index futures on the expectation that the value of a particular index will rise, even though the stocks comprising the index are unrelated to stocks held or intended to be purchased by a Fund. Using futures for speculation, however, involves significant risk since futures contracts are highly leveraged instruments. When a portfolio manager enters into a futures contract, the manager needs to put up only a small fraction of the value of the underlying contract as collateral, yet gains or losses will be based on the full value of the contract.

The use of futures contracts would expose the Funds to additional investment risks and transaction costs. Risks include: the risk that securities prices will not move in the direction that the Adviser anticipates; an imperfect correlation between the price of the futures contract and movements in the prices of any securities being hedged; the possible absence of a liquid secondary market for any particular futures contract and possible exchange-imposed price fluctuation limits; and leverage risk, which is the risk that adverse price movements in a futures contract can result in a loss substantially greater than a Fund’s initial investment in that contract. A relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the Fund.

The Funds may enter into futures contracts and related options as permitted under CFTC Rules. The Adviser expects that the Funds’ futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. The Adviser intends to (i) comply with the requirements of the CEA by operating the Funds in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Funds in a manner such that neither Fund will be a “commodity pool” under the CEA. CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Funds may be subject to amendment.  Amendments to such regulations by the CFTC may affect the ability of the Funds to use futures and commodity interests, and could affect the Funds’ ability to achieve its investment objective.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit “initial margin” with a futures broker, known as a futures commission merchant (FCM), when the contract (or written options thereon) is entered into. Initial margin deposits are typically equal to a percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the investment limitations of the Funds. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to a return of the margin owed only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the respective Fund. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in a substantial loss as well as a gain, to an investor.

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Options and Futures Relating to Foreign Currencies. The Funds may engage in options and futures transactions related to foreign currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency. The purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. The Funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease exposure to different foreign currencies. The Funds may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Funds’ investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of the Funds’ foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds’ investments exactly over time.

Asset Coverage for Futures and Options Positions. As investment companies registered with the SEC, the Funds must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures to “cover” open positions with respect to certain kinds of derivative instruments (including swaps, options, futures and forward contracts). In the case of derivative contracts that do not cash settle, for example, a Fund will typically set aside liquid assets equal to the full notional value of the derivative contracts while the positions are open. With respect to derivative contracts that do cash settle, however, a Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the derivative contracts, if any, rather than their full notional value. Each Fund reserves the right to modify its asset segregation policies in the future to, among other things, comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation. By setting aside assets equal to only its net obligations under cash-settled derivative contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional amount of the derivative contracts.

Limitations on Futures and Commodity Options Transactions.

The Funds’ investments in futures contracts and commodity options, as well as such Funds’ policies regarding futures contracts and options, are subject to CFTC rules discussed elsewhere in this SAI, and may be changed as regulatory agencies permit.

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Put and Call Options. The Funds may purchase and write put and call options. Such options may relate to particular securities, indices or futures contracts, may or may not be listed on a domestic or non-U.S. securities exchange and may or may not be issued by the Options Clearing Corporation. A put option gives the purchaser the right to sell a security or other instrument to the writer of the option at a stated price during the term of the option. A call option gives the purchaser the right to purchase a security or other instrument from the writer of the option at a stated price during the term of the option. The Funds may use put and call options for a variety of purposes. For example, if the portfolio manager wishes to hedge a security owned by a Fund against a decline in price, the portfolio manager may purchase a put option on the underlying security; i.e., purchase the right to sell the security to a third party at a stated price. If the underlying security then declines in price, the portfolio manager can exercise the put option, thus limiting the amount of loss resulting from the decline in price. Similarly, if the portfolio manager intends to purchase a security at some date in the future, the portfolio manager may purchase a call option on the security today in order to hedge against an increase in its price before the intended purchase date. Put and call options also can be used for speculative purposes for the Funds. For example, if a portfolio manager believes that the price of stocks generally is going to rise, the manager may purchase a call option on a stock index, the components of which are unrelated to the stocks held or intended to be purchased.

Purchasing Put and Call Options. The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or if able, by selling the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if a security’s price falls substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the security’s price falls. At the same time, the buyer can expect to suffer a loss if the security’s price does not rise sufficiently to offset the cost of the option.

Each Fund will not invest more than 10% of the value of its net assets in purchased options.

Writing Put and Call Options. The Funds may write (i.e., sell) put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund would be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in put options it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for put options the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If the underlying security’s price rises, however, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

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If the security’s price remains the same over time, it is likely that the put writer will also profit, because it should be able to close out the option at a lower price. If the security’s price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in the security’s price increase.

The Funds will write only “covered” put and call options.

A call option written by a Fund is “covered” if the Fund: (a) owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio; or (b) meets the asset coverage requirements described under “Asset Coverage for Futures and Options Positions” above.

A put option written by a Fund is “covered” if the Fund: (a) holds a put on the same security having the same principal amount as the put option it has written and the exercise price of the put held is equal to or greater than the exercise price of the put written; or (b) meets the asset coverage requirements described under “Asset Coverage for Futures and Options Positions” above.

If options are “covered” by the Fund meeting the asset coverage requirements, the Fund’s economic exposure is not limited as it would be if the options are “covered” as described in paragraphs (a) above.

OTC Options. The Funds may engage in over-the-counter (“OTC”) options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor options to its needs, OTC options generally involve greater credit and default risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Additional Risks of Options and Futures Contracts.

Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions, such as futures and options. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of futures and options depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

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Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund.

Lack of Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. The Funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involve a risk that the respective Fund’s options or futures positions will not track the performance of the Fund’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect a security’s price the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options, futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Funds may purchase or sell options and futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the respective Fund to enter into new positions or close out existing positions. In addition, if unable to close a future position, in the event of adverse price movements, a Fund would be required to make daily cash payments in order to maintain its required margin. In such situation, if a Fund has insufficient cash, it may have to sell other portfolio securities at an inopportune time to meet daily margin requirements. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the applicable Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund’s access to other assets held to cover options or futures positions could also be impaired.

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Exchange-Traded Funds (“ETFs”). The Funds may invest in ETFs. ETFs are investment companies, the shares of which are bought and sold on a securities exchange. The securities of an ETF are redeemable only in larger aggregation of a specified number of shares and generally on an in-kind basis. Generally, certain ETFs may represent a portfolio of securities designed to track the composition and/or performance of specific indexes or portfolio of specific indexes, while other ETFs may be actively managed that do not track an index (generally referred to as actively-managed ETFs). The market prices of ETF investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which its shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include SPDRs®, Select Sector SPDRs®, DIAMONDSSM, NASDAQ 100 Shares and iShares.

There are many reasons a Fund would purchase an ETF. For example, a Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests and the investment strategies of the ETF. However, lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have operating expenses, including management fees that increase their costs versus the costs of owning the underlying securities directly. The Funds may purchase ETFs to the extent permitted by the 1940 Act, rules thereunder or as described below, to the extent permitted by exemptive orders granted to the various ETFs by the SEC. (See also the description of “Securities of Other Investment Companies”).

Foreign Currency Transactions. The Funds may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded on an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Adviser expects to enter into settlement hedges in the normal course of managing the respective Fund’s foreign investments. The Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

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The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Funds owned securities denominated in pounds sterling, they could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. The Funds could also hedge the position by selling another currency expected to perform similarly to the pound sterling—for example, by entering into a forward contract to sell European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover forward currency contracts.

Successful use of forward currency contracts will depend on the Adviser’s skill in analyzing and predicting currency values. Forward contracts may substantially change the respective Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as the Adviser anticipates. For example, if a currency’s value rose at a time when the Adviser had hedged the Funds by selling that currency in exchange for U.S. dollars, the Funds would be unable to participate in the currency’s appreciation. If the Adviser hedges currency exposure through proxy hedges, the Funds could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases the applicable Fund’s exposure to a foreign currency, and that currency’s value declines, the Funds will realize a loss. There is no assurance that the Adviser’s use of forward currency contracts will be advantageous to the Funds or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Funds.

Foreign Securities. Under normal market conditions, the Grandeur Peak Global Opportunities Fund’s assets (at least 40% at the time of purchase) will be invested outside of the United States. The Grandeur Peak International Opportunities Fund may invest in securities issued by foreign companies without limitation. Investments in foreign countries involve certain risks which are not typically associated with U.S. investments.

Additional Risks of Foreign Securities.

Foreign Securities Markets. Trading volume on foreign country and, in particular, emerging market stock exchanges is substantially less than that on the New York Stock Exchange (“NYSE”). Further, securities of some foreign and, in particular, emerging market companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on U.S. exchanges. The Funds endeavor to achieve the most favorable net results on their portfolio transactions and may be able to purchase securities on other stock exchanges where commissions are negotiable. Foreign stock exchanges, brokers, custodians and listed companies may be subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary three day settlement time for U.S. securities.

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Companies in foreign countries are not generally subject to the same accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about a foreign company than about a U.S. company. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Currency Risk. The value of the assets of a Fund, as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. A change in the value of any foreign currency relative to the U.S. dollar may cause a corresponding change in the dollar value of a Fund’s assets that are denominated or traded in that country. In addition, a Fund may incur costs in connection with conversion between various currencies.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, could impose additional withholding taxes on dividends or interest income payable on securities, could impose exchange controls or adopt other restrictions that could affect a Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the U.S. are not subject to the regulatory requirements of U.S. companies. There may be less publicly available information about such companies. Foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

Foreign Tax Risk. The Funds’ income from foreign issuers may be subject to non-U.S. withholding taxes. The Funds may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Funds, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. Transaction costs of buying and selling foreign securities, including brokerage, tax and custody charges, are generally higher than those of domestic transactions.

Emerging Markets. The Funds may invest in securities issued by companies domiciled in countries with emerging markets. Investing in securities of issuers domiciled in countries with emerging securities markets entail greater risks than investing in securities of issuers domiciled in countries with more mature securities markets. These risks may include (i) less social, political and economic stability; (ii) small current size of markets for such securities and low or nonexistent trading volume, which result in lack of liquidity and greater price volatility; (iii) certain national policies which may restrict the Funds’ investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Illiquid Securities. Under SEC rules, an investment in a security is generally deemed to be “illiquid” if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such security is valued by the Funds.

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The Board has authorized the Adviser to make liquidity determinations with respect to certain securities, including Rule 144A securities. A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be an illiquid security.

Each Fund may invest up to 15% of its net assets in illiquid securities including “restricted” securities and private placements for which there is no public market value.

Securities in which a Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), such as securities issued in reliance on the so-called “private placement” exemption from registration which is afforded by Section 4(2) of the 1933 Act (“Section 4(2) securities”). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Funds who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of the Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board, the Adviser has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable.

The fair value of these securities will be determined in accordance with Board-approved Pricing Policies and Procedures. Given the inherent uncertainties of estimating fair market value, there can be no assurance that the value placed on a security will be appropriate in terms of how the security may be ultimately valued on the public market. These securities may never be publicly traded and the Funds may not be able to easily liquidate positions in these securities.

If illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, the Fund will take steps to reduce, in an orderly fashion, its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the Adviser may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their prices depreciate. Depreciation in the prices of illiquid securities may cause the net asset value of a Fund to decline.

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Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the Funds may lend their portfolio securities to brokers, dealers and financial institutions, in accordance with policies and procedures of the Trust, as may be adopted from time to time. The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by the Fund at any time.  The Fund will receive any dividends and interest paid on the securities lent, although the tax characteristics of such payment may change.  The Fund’s performance will continue to reflect changes in the value of the securities loaned.
These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  The Fund may typically also call such loans in order to sell the securities involved.

Money Market Instruments. Each Fund may invest in a variety of money market instruments for pending investments, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market, economic or political conditions and/or when the Adviser takes temporary defensive positions, including when the Adviser is unable to locate attractive investment opportunities or when the Adviser considers market, economic or political conditions to be unfavorable for profitable investing. Money Market Instruments include, but are not limited to, the following instruments. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. A Fund may purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations (“NRSRO”) (e.g., Standard & Poor’s Corporation and Moody’s Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Funds may also invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances invested in by a Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $250,000 per depositor per bank. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

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Mortgage-Related Securities. The Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or issued by nongovernmental entities.

Mortgage-related securities, for purposes of the Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

The Funds may also invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Mortgage-related securities will be purchased only if rated in the three highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Adviser deems to be of comparable quality.

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There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. In September 2008, FNMA and FHLMC were placed into conservatorship overseen by the Federal Housing Finance Agency (“FHFA”). As conservator, FHFA will succeed to the rights, titles, powers and privileges of the company and any stockholder, officer or director of such company with respect to the company and its assets and title to all books, records and assets of the company held by any other custodian or third party. The conservator is then charged with operating the company.

Municipal Obligations. The Funds may invest in municipal securities whose interest, in the opinion of the securities’ counsel, is exempt from federal income tax and from the federal alternative minimum tax. Neither the Adviser nor a Fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with such counsel’s opinion. If certain types of investments the Fund buys as tax-exempt are later ruled to be taxable, a portion of the Fund’s income could be taxable. To the extent that the Fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market.

Non-investment Grade Securities. The Funds may invest up to 10% of their total assets in non-investment grade securities subject to the following. Such securities include high yield (junk) bonds, convertible bonds, preferred stocks and convertible preferred stocks.

Non-investment grade bonds are debt securities rated Ba or lower by Moody’s or BB or lower by S&P. They generally offer greater returns in the form of higher average yields than investment grade debt securities (rated Baa or higher by Moody’s or BBB or higher by S&P). Non-investment grade debt securities involve greater risks than investment grade debt securities including greater sensitivity to changes in interest rates, the economy, the issuer’s solvency and liquidity in the secondary trading market. See Appendix A for a description of corporate bond ratings.

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Yields on non-investment grade debt securities will fluctuate over time. The prices of non-investment grade debt securities have been found to be less sensitive to interest rate changes than investment grade debt securities, but more sensitive to adverse economic changes or individual issuer developments. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to pay principal and interest obligations, meet projected business goals and to obtain additional financing. If the issuer of a debt security held by a Fund defaulted, the Fund might incur additional expenses seeking to recover the issuer’s defaulted obligation. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt securities and a Fund’s net asset value. Furthermore, the market prices of non-investment grade debt securities structured as zero coupon or payment-in-kind securities are affected to a greater extent by interest rate changes and tend to be more volatile than securities that pay interest periodically and in cash.

Non-investment grade debt securities present risks based on payment expectations. For example, they may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. A high-yielding security’s value will decrease in a rising interest rate market and will result in a corresponding decrease in the value of a Fund’s assets. Unexpected net redemptions may force a Fund to sell securities including, but not limited to, non-investment grade debt securities, without regard to their investment merits, thereby decreasing the asset base upon which a Fund’s expenses can be spread and possibly reducing the rate of return.

To the extent that there is no established secondary market, there may be thin trading of non-investment grade securities, including high yield bonds, convertible bonds, preferred stocks and convertible preferred stocks held by a Fund. This may adversely affect the ability of the Adviser or the Funds’ Board of Trustees to accurately value a Fund’s non-investment grade securities and a Fund’s assets and may also adversely affect a Fund’s ability to dispose of the securities. In the absence of an established secondary market, valuing securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of non-investment grade securities, especially in a thinly traded market. Illiquid or restricted non-investment grade securities purchased by a Fund may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Certain risks are associated with applying ratings as a method for evaluating non-investment grade securities. For example, credit ratings for bonds evaluate the safety of principal and interest payments, not the market value risk of such securities. Credit rating agencies may fail to timely change credit ratings to reflect subsequent events. The Adviser continuously monitors the issuers of non-investment grade debt securities held by a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities’ liquidity. A Fund may be more dependent upon the Adviser’s own analysis of non-investment grade securities than is the case for investment grade securities. Also, a Fund may retain a portfolio security whose rating has been changed if the security otherwise meets a Fund’s investment criteria.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Securities rated non-investment grade are particularly subject to credit risk. These securities are predominantly speculative and are commonly referred to as “junk bonds.” To the extent a Fund purchases or holds convertible or other non-investment grade securities, a Fund may be exposed to greater risk that the issuer will not repay principal, or pay interest or dividends on such securities in a timely manner.

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Ratings published by rating agencies seek to measure credit risk (Rating agencies’ descriptions of non-investment grade securities are contained in Appendix A of this SAI). The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

Interest Rate Risk. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Even though some interest-bearing securities are investments which offer a stable stream of income at relatively high current yield, the prices of such securities are affected by changes in interest rates and are therefore subject to market price fluctuations. The value of fixed income securities varies inversely with changes in market interest rates. When interest rates rise, the value of a Fund’s fixed income securities, and therefore its net asset value per share, generally will decline. In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, if a Fund is invested in fixed income securities with longer weighted average maturities, the net asset value of a Fund should be expected to have greater volatility in periods of changing market interest rates.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock, unlike common stock, may offer a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative, non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. For a description of preferred stock ratings, see Appendix A.

Real Estate Securities. The Funds may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. While there are many types of REITs, all REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. The risks of investing in REITs include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

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In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Repurchase Agreements. Each Fund may agree to purchase repurchase agreement securities from financial institutions (including clearing firms registered with the SEC that provide comparison, netting and settlement services to their members with respect to repurchase agreement transactions), and the corporate parents or affiliates of such financial institutions or clearing firms, subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Although the underlying securities’ collateral related to a repurchase agreement may bear maturities exceeding one year, the term and settlement for the repurchase agreement security will never be more than one year and normally will be within a shorter period of time (often one business day). Underlying securities’ collateral related to repurchase agreements is held either by the Funds’ custodian or sub-custodian (if any). The seller, under a repurchase agreement, will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund includes the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that a Fund is entitled to sell the underlying securities’ collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds’ custodian monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. This is done in an effort to determine whether the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

In addition, the Funds may invest in repurchase agreements for pending investments, to meet anticipated redemption requests, to retain the flexibility to respond promptly to changes in market, economic or political conditions and/or when the Adviser takes temporary defensive positions, including when the Adviser is unable to locate attractive investment opportunities or when the Adviser considers market, economic or political conditions to be unfavorable for profitable investing.

Reverse Repurchase Agreements. The Funds may borrow funds by entering into reverse repurchase agreements in accordance with that Fund’s investment restrictions. Pursuant to such agreements, each Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

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Securities of Other Investment Companies. The Funds may purchase the securities of other investment companies, including foreign and domestic registered and unregistered open-end funds, closed-end funds, unit investment trusts and ETFs if the purchase is in compliance with the 1940 Act, rules thereunder or any exemptive relief in which a Fund may rely. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. If a Fund invests in securities of other investment companies, the return on any such investment will be reduced by the operating expenses, including investment advisory and administrative fees, of such investment companies. (Such Fund indirectly absorbs its pro rata share of the other investment companies’ expenses.) However, the Adviser believes that at times the return and liquidity features of these securities may be more beneficial than other types of securities.

Except as described in the following paragraph, the Funds currently intend to limit investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement. In addition, to the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies that are money market funds, including those advised by the Adviser or otherwise affiliated with the Adviser, in excess of the limits discussed above.

With respect to a Fund’s investments in ETFs, pursuant to certain specific exemptive orders issued by the SEC to several ETFs, and procedures approved by the Board, an Equity Fund may invest in certain ETFs in excess of the limits described above, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the applicable SEC exemptive orders, each as may be amended, and any other applicable investment limitations.

Short Sales. The Funds may make short sales of securities. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund must borrow the security to deliver to the buyer upon the short sale. The Fund is then obligated to replace the borrowed security by purchasing it at a later date. A short sale provides a possible hedge against the market risk of the value of other investments and protects a Fund in a declining market.

Short sales are subject to the risk that a Fund will incur a loss if the price of a security sold short increases between the date of the short sale and the date the Fund closes the short sale. Any gain on a short sale will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Except in the case of short sales “against the box,” a Fund’s market risk is unlimited in that the potential for increase in the market price of the security sold short is unlimited. Short sales “against the box” mean that the Fund owns securities identical to those sold short.

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When a short position is closed out, it may result in a short-term capital gain or loss for federal income tax purposes. In a generally rising market, if a Fund maintains short positions in securities rising with the market, the net asset value of the Fund would increase to a lesser extent than if it had not engaged in short sales.

The Adviser may consider short selling when the Adviser finds companies it believes are substantially overpriced. Short selling may also be considered in arbitrage and hedge situations, and short selling might also be used under certain circumstances to defer taxes.

An eligible Fund will not engage in short sales of securities when these transactions would cause the market value of all of its securities sold short to exceed 15% of its net assets subject to the following. The value of the securities of any one issuer that may be shorted by a Fund is limited to the lesser of 5% of the value of the Fund’s net assets or 5% of the securities of any class of the issuer. All short sales must be fully collateralized. The Funds maintain the collateral in a segregated account with their custodian. The collateral consists of cash, U.S. government securities or any other liquid securities equal to the market value of the securities at the time of the short sale. The Funds will thereafter maintain, on a daily basis, the collateral to ensure that it is equal to the current market value of the securities sold short. Short sales against the box are not subject to the 15% limitation. A capital gain or loss is recognized immediately upon the sale of a short against the box. A Fund may only engage in short sale transactions in securities listed on one or more U.S. or foreign securities exchanges or on NASDAQ or Nasdaq.

Stripped Obligations. The Funds may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount from their “face value,” and may include stripped mortgage-backed securities (“SMBS”). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund’s per share net asset value.

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The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. A Fund may purchase securities registered in the STRIPS program. Under the STRIPS program, a Fund will be able to have beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax purposes. The Adviser is unaware of any binding legislative, judicial or administrative authority on this issue.

Swap Agreements. The Funds may enter into credit default swaps, interest rate swaps and currency swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a “notional principal amount,” in return for payments equal to fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. The credit default swap allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield.

Each Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement.  In the case of swap agreements that do not cash settle, currently a Fund will typically set aside liquid assets equal to the full notional value of the swap agreement while the positions are open. With respect to swap agreements that do cash settle, however, a Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the swap agreement, if any, rather than their full notional value. Please see “Asset Coverage for Futures and Options Position” in this SAI.

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Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

A Fund may enter into swaps with members of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Adviser to be creditworthy.

United States Government Securities. To the extent consistent with their investment objectives, the Funds may invest in a variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Obligations of certain agencies and instrumentalities, such as GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association (“SLMA”), are supported only by the credit of the instrumentalities. Obligations of the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

In addition, in September 2008 FNMA and FHLMC were placed into conservatorship overseen by the FHFA. As conservator, FHFA will succeed to the rights, titles, powers and privileges of the company and any stockholder, officer or director of such company with respect to the company and its assets and title to all books, records and assets of the company held by any other custodian or third party. The conservator is then charged with operating the company.

Securities guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities are deemed to include: (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or an agency or instrumentality thereof; and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations will therefore be regarded as illiquid. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law.

U.S. Treasury Inflation-Protection Securities (TIPS). The Funds may invest in U.S. Treasury Inflation-Protection Securities. Inflation-protection securities are a type of marketable book-entry security issued by the United States Department of Treasury (“Treasury”) with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. Consumer Price Index for All Urban Consumers (“CPI-U”).

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The value of the principal is adjusted for inflation, and every six months the security pays interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference Consumer Price Index (“CPI”) applicable to such date to the reference CPI applicable to the original issue date. Semi-annual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component receives this additional amount. The final interest payment, however, is based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury’s payment obligations on the inflation-protection security that need that month’s CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

Inflation-protection securities are held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities are maintained and transferred at their original par amount, i.e., not their inflation-adjusted value. The Federal Reserve program was established by the Treasury Department and is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” STRIPS components are maintained and transferred in TRADES at their value based on their original par amount of the fully constituted security.

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Variable Amount Master Demand Notes. The Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by a Fund, the same criteria as set forth above for commercial paper for a Fund. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable and Floating Rate Securities. The Funds may acquire variable and floating rate securities, subject to each Fund’s investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by a Fund will be determined by the Adviser, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund’s investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by a Fund, the Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and a Fund is not entitled to receive the principal amount of a note within seven days, such a security will be treated as an illiquid security for purposes of calculation of such Fund’s limitation on investments in illiquid securities, as set forth in a Fund’s investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

Warrants. The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting.

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When-Issued Securities. The Funds may purchase securities on a “when-issued” basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a “when-issued” basis, a Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, a Fund’s custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund’s liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Fund’s commitment to purchase “when-issued” or “delayed-delivery” securities will not exceed 25% of the value of its total assets.

When a Fund engages in “when-issued” transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing the opportunity to obtain a price considered to be advantageous. A Fund will engage in “when-issued” delivery transactions only for the purpose of acquiring portfolio securities consistent with such Fund’s investment objectives and policies and not for investment leverage.

Calculation of Portfolio Turnover Rate. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in investment portfolios from time to time as business and economic conditions as well as market prices may dictate.

The following table summarizes the portfolio turnover rate for each Fund for the fiscal periods noted:

Fund Name	For the fiscal year ended April 30, 2015	For the fiscal year ended April 30, 2014
Grandeur Peak Emerging Markets Opportunities Fund[1]	53%	26%
Grandeur Peak Global Opportunities Fund	37%	38%
Grandeur Peak Global Reach Fund[2]	46%	39%
Grandeur Peak International Opportunities Fund	36%	37%
1     For the period December 16, 2013 (since inception) to April 30, 2014.
2    For the period June 19, 2013 (inception) to April 30, 2014.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Funds’ fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of a Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

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In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

Each of the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak International Opportunities Fund may not:

1.	Purchase or sell real estate, provided that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

2.
Purchase or sell physical commodities (including, by way of example and not by way of limitation, grains, oilseeds, livestock, meat, food, fiber, metals, petroleum, petroleum-based products or natural gas) or futures or options contracts with respect to physical commodities. This restriction shall not restrict the Funds from purchasing or selling any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indexes, bond indexes or interest rate indexes) or any security which is collateralized or otherwise backed by physical commodities;

3.
Make loans to other persons, except that each Fund may lend portfolio securities representing up to one-third of the value of its total assets. (The Funds, however, may purchase and hold debt instruments and enter into repurchase agreements in accordance with their investment objectives and policies.)

4.	Underwrite securities of other issuers except insofar as the Funds may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

5.	Invest more than 25% of total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry;

6.	Borrow money, except as permitted under the 1940 Act as interpreted or modified from time to time by any regulatory authority having jurisdiction; or

7.	Issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

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Non-Fundamental Investment Restrictions

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental restrictions and policies. These, and other non-fundamental investment restrictions disclosed elsewhere in the prospectus or in this statement of additional information may be changed at any time by the Board of Trustees without shareholder approval. For purposes of the non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

Each of the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak International Opportunities Fund will not:

1.	Make investments for the purpose of exercising control or management;

2.	Invest in other investment companies except to the extent permitted by 1940 Act, rules and regulations thereunder and any exemptive relief granted by the SEC pursuant to which the Fund can rely;

3.	Invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable SEC rules and interpretations;

4.	Purchase or sell interests in oil, gas or other mineral exploration or development programs, although they may invest in the securities of issuers which invest in or sponsor such programs;

5.	Invest more than 10% of its total assets (taken at market value at the time of each investment) in Special Situations, i.e., companies in the process of reorganization or buy-out);

6.	Engage in short sales of securities when these transactions would cause the market value of all of a Fund’s securities sold short to exceed 15% of its net assets; or

7.	Purchase securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of transactions.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in such Fund which are not readily marketable to exceed the limit set forth in such Fund’s Prospectus or herein for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable.

Any investment restriction or limitation, fundamental or otherwise, appearing in the Prospectus or SAI, which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets, and such excess results therefrom.

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DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Funds may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Funds: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Funds.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Funds.

Policy Overview

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Funds from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Grandeur Peak Global Advisors, LLC (Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

Brown Brothers Harriman & Co., (“BBH & Co.”) (Custodian)	Daily	None	Daily	Daily

Deloitte & Touche LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

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Only officers of the Funds and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

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The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of the Fund with a sixty (60) calendar day lag.  Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a ten (10) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser; or
▪
Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for a Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

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Brokerage Allocation and Other Practices

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. The Adviser is responsible for negotiating and determining any commission rates to be paid for such transactions. The Adviser has no affiliated broker-dealer. The Adviser is responsible for negotiating and determining any commission rates to be paid for such transactions.. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.  The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

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Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

The Trust’s Board of Trustees has authorized the Adviser to pay a broker who provides research services commissions that are competitive but that are higher than the lowest available rate that another broker might have charged if the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided. The provision of such services in exchange for brokerage business is commonly referred to as “soft-dollar arrangements.” Payment of higher commissions in exchange for research services will be made in compliance with the provisions of Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”) and other applicable state and federal laws. Section 28(e) of the 1934 Act defines “research” as, among other things, advice, directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Research products and services provided to the Adviser by broker-dealers may include, among other things, databases, data services, certain software and publications that provide access to and/or analysis of company, market and statistical data and proprietary research and analysis. In addition, the Adviser may receive certain products and services which provide both research and non-research or administrative assistance (“mixed-use”) benefits, for example, software which is used for both portfolio analysis and account administration. In these instances, the Adviser makes a reasonable allocation as follows: the portion of such service of specific component which provides assistance to Adviser in its investment decision-making responsibilities is obtained from the broker-dealer with commissions paid on client portfolio transactions (including the Funds), while the portion of such services or specific component which provides non-research assistance is paid by the Adviser with its own resources.

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The Adviser places portfolio transactions for other advisory accounts. Research services furnished by firms through which the Trust effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Trust. In the opinion of the Adviser, the benefits from research services to each of the accounts (including the Funds) managed by the Adviser cannot be measured separately. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of the lowest available rate paid by each account for brokerage and research services will vary. However, in the opinion of the Adviser, such costs to the Trust will not be disproportionate to the benefits received by the Trust on a continuing basis.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The brokerage practices are monitored quarterly by the Board of Trustees including the Trustees that are disinterested persons (as defined in the 1940 Act) of the Funds.
During 2002 there was a shift in the brokerage industry toward trading securities in the over-the-counter market on agency or commission-equivalent basis rather than on a principal or net price basis. Over-the-counter (“OTC”) purchases and sales may be transacted directly with principal market makers or, under circumstances, on an agency basis if the Adviser believes that the interests of clients are best served by using a broker to execute OTC transactions where one or more market makers may not have the necessary liquidity and/or anonymity to fill the order. When the Adviser elects to transact in OTC securities on an agency basis, two transaction costs for a single trade may be incurred: a commission paid to the executing broker-dealer plus any mark-up or mark-down charged by the market making broker-dealer. The Funds also expect that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, usually referred to as the underwriter’s concessions or discount. On occasion, purchases may also be made from the issuers. Purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter.
Aggregation and Allocation of Trades
If the Adviser believes that the purchase or sale of a security is in the best interest of more than one of its clients (including the Funds), the Adviser may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. In certain foreign markets, aggregation may occur at the broker level at the instruction of the Adviser. If an aggregate order is partially filled, the Adviser will allocate securities so purchased or sold, as well as the expense incurred in the transaction, on a pro-rata basis or in another manner it considers to be equitable and consistent with its fiduciary obligations to its clients. Conflicts may arise in the allocation of investment opportunities among accounts (including the Funds) that the Adviser advises. The Adviser will seek to allocate investment opportunities believed appropriate for one or more of its accounts equitably and consistent with the best interests of all accounts involved; however, there can be no assurance that a particular investment opportunity that comes to the Adviser’s attention will be allocated in any particular manner.  The Adviser will create a pre-allocation ticket (i.e., an “allocation statement”) prior to executing a block trade, typically using a rounding factor such as 100 shares. Accordingly, each order should state the accounts that will participate in any block trade and the intended allocation of the order among those accounts.
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When an allocation statement is prepared:
(1)   If a block trade is filled in its entirety, the shares must generally be allocated in accordance with the allocation specified in the order.
(2)   If a block trade is partially filled, the shares are allocated using one of the methods below. In these situations, some Funds/Clients may receive their entire allocation and some Funds/Clients may not receive any allocation if their allocation is less than a de minimis amount.
§  Pro-Rata allocates shares based on the ratio of the filled shares to the order’s target.  For example, if 50% of an order is filled, each Fund/Client gets 50% of the target.  This means that larger accounts will get more shares.  The pro-rata method may be used when there are no special considerations for distribution.
§  Leveling distributes shares so that each Fund’s/Client’s current actual percent position is equal.  Leveling may be used to bring all accounts to a certain percentage of portfolio market value in a security.  This means the accounts the farthest away from a target weight will receive a higher percentage of its pre-allocation shares than accounts closer to their target weights.
§  Random allocates shares by randomly selecting Funds/Clients and filling their targets until no shares are left.  Random may be used when there is a large block with a small fill.  By using the random method, a small portion would not be assigned to each Fund/Client.
§  Sequential fills each Fund’s/Client’s target based on portfolio detail (e.g., cash), and then moves on to the next Fund/Client until no shares are left.  For example, if sequential is used when a buy order is partially filled and the first sort is based on cash, the Fund/Clients with the most cash will be allocated shares first.
It is understood that circumstances may arise which make pre-execution allocations impossible.  Trades that are not allocated pre-execution will be allocated no later than the close of business on the trade date.  All Funds/Clients must be fairly and equitably treated by any post-execution allocation of a trade.
From time to time, the Adviser is given the opportunity to purchase an allocation of shares in an initial public offering (“IPO”). These allocations may be offered to the Adviser in part as a result of its past usage of various brokerage firms or previous private investments. If the aggregate order is partially filled, the Adviser will generally allocate securities purchased in these offerings to client accounts (including the Funds) within the designated investment style(s) for which the security is best suited using a pro-rata or other method believed equitable by it, unless the total allocation to the Adviser or a particular investment style is de minimis.
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Certain conflicts of interest may arise related to aggregated transactions. The Adviser will report to the Board of Trustees of the Funds the existence of all of the relevant facts relating to any material conflicts of interest between the Adviser, its other advisory accounts and the Funds in any aggregated transaction to allow the independent trustees to approve or ratify the mutual fund’s participation in the aggregated transaction, before or after the transaction. The Board of Trustees has approved written trade aggregation policies and procedures that seek to ensure that aggregated transactions are made in a manner that is fair and equitable to, and in the best interests of, the various funds and accounts. The Board of Trustees, in conjunction with the Adviser, will review the trade aggregation policies and procedures no less frequently than annually to seek to ensure that they are adequate to prevent any Fund from being systematically disadvantaged as a result of the aggregated transactions.
The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal period noted:
Fund Name	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Grandeur Peak Emerging Markets Opportunities Fund[1]	$1,256,704	$792,844	N/A
Grandeur Peak Global Opportunities Fund	$1,132,705	$1,225,507	$772,436
Grandeur Peak Global Reach Fund[2]	$918,156	$334,316	N/A
Grandeur Peak International Opportunities Fund	$1,186,104	$1,352,721	$657,855
1     For the period December 16, 2013 (since inception) to April 30, 2014.
2     For the period June 19, 2013 (inception) to April 30, 2014.

No Fund had any transactions identified for execution primarily on the basis of research and other services provided to each Fund and therefore no related commissions.

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Funds or the Adviser during the fiscal period noted below:

Fund Name	For the Fiscal Year Ended April 30, 2013	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Grandeur Peak Emerging Markets Opportunities Fund[1]	$0	$0	N/A
Grandeur Peak Global Opportunities Fund	$0	$0	$0
Grandeur Peak Global Reach Fund[2]	$0	$0	N/A
Grandeur Peak International Opportunities Fund	$0	$0	$0
1     For the period December 16, 2013 (since inception) to April 30, 2014.
2     For the period June 19, 2013 (inception) to April 30, 2014.

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Each Fund may acquire securities of brokers who execute the Funds’ portfolio transactions. As of April 30, 2015, each Fund owned securities of its regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker- Dealer	Market Value of Securities Owned
Grandeur Peak Emerging Markets Opportunities Fund[1]	N/A	N/A
Grandeur Peak Global Opportunities Fund	N/A	N/A
Grandeur Peak Global Reach Fund[2]	N/A	N/A
Grandeur Peak International Opportunities Fund	N/A	N/A
1     For the period December 16, 2013 (since inception) to April 30, 2014.
2     For the period June 19, 2013 (inception) to April 30, 2014.

PURCHASE, EXCHANGE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase, exchange or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of each Fund are currently divided into two share classes – Investor Class and Institutional Class.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and Trust. Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable.

Purchase of Shares

The minimum initial investments in each share class are set forth in the Prospectus.  The subsequent investment minimum for Investor Class shares is $50, there is no subsequent investment minimum for Institutional Class shares.

Subsequent investments may be made at any time by mailing a check to a Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of a Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date a Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by electronic funds transfer or wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

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For a share purchase order for a Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call a shareholder services representative at 855-377-PEAK(7325) to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If a Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of a Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

In-Kind Purchases

The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for a Fund.  In-kind purchases may be taxable events and may result in the recognition of gain or loss for federal income tax purposes.

Exchanging Shares

If you have held your shares in a Fund for at least seven days, you may exchange those shares for shares of any of the following funds (each, a “Grandeur Peak Fund”), if such Grandeur Peak Fund is available for sale in your state and meets the investment criteria of the investor:

•	Grandeur Peak Global Opportunities Fund
•	Grandeur Peak International Opportunities Fund
•	Grandeur Peak Emerging Markets Opportunities Fund
•	Grandeur Peak Global Reach Fund

If you are an existing shareholder of any Grandeur Peak Fund, you may exchange into a new account copying your existing account registration and options.  Exchanges between accounts will be accepted only if registrations are identical.

Exchanges must meet the minimum investment requirements described in the Prospectus.

Before effecting an exchange, you should read the Prospectus.

An exchange represents the sale of shares from one Fund and the purchase of shares of the other Fund.  For U.S. federal income tax purposes, this may produce a taxable gain or loss in your non-tax-deferred account.  If you exchange shares within 60 calendar days from their date of purchase, you may be subject to the redemption fee as described in this SAI in “Redemption Fees” below.  Transfers between classes of a Fund are generally not considered a taxable transaction and are not subject to the redemption fee.

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The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.  Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation.  Call or write each Fund for further details.

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of a Fund, a Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. Each Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until a Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees.  If you sell your shares of either Fund after holding them 60 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves such Fund; and (iii) redemptions in-kind.

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The Fund(s) also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;
•	Redemptions related to a disability as defined by Internal Revenue Service requirements;
•	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;
•	Redemptions due to divorce for shares transferred pursuant to a divorce decree;
•	Redemptions of shares through a systematic withdrawal plan;
•	Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;
•	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;
•	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;
•	Rollovers, transfers and changes of account registration within a Fund as long as the money never leaves the Fund, including transfers between share classes;
•	Redemptions in-kind;
•	Redemptions due to reinvestment of dividends and/or capital gains;
•
Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of a Fund by the Board of Trustees;

•
Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;

•
Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and

•	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 ($100,000 for corporate accounts) or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

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In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption by Electronic Funds Transfer.  Redemption proceeds can be electronically transferred to a predesignated bank account on or about the second business day after receipt of a redemption request.  There is no fee associated with this type of transfer.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption.  A shareholder may request redemption by calling a shareholder services representative at 855-377-PEAK(7325). Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by electronic funds transfer or wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. Each Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither any Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. Each Fund may require personal identification codes.

Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons.  A signature guarantee is required if any of the following is applicable:

•       You request a redemption by check above $50,000 ($100,000 for corporate accounts);
•       You would like a check made payable to anyone other than the shareholder(s) of record.

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•       You would like a redemption made within 30 days of an address change or bank account change.
•       You would like a check mailed to an address other than the address of record.
•       You would like your redemption proceeds sent to a bank account other than a bank account of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

•       It does not appear valid or in good form.
•       The transaction amount exceeds the surety bond limit of the signature guarantee.
•       The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

Medallion signature guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the New York Stock Exchange. Call your financial institution to see if it participates in a medallion program.

A Medallion signature guarantee may not be provided by a notary public.

Rule 12b-1 Plans

As described in the Prospectus, each Fund has adopted a Rule 12b-1 plan for its Investor Class shares (the “Plan”). Pursuant to Rule 12b-1 under the 1940 Act, the Plan (together with the Distribution Agreement) were approved by the Trust’s Board, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement. The principal types of activities for which payments under the Plan may be made include payments relating to promoting the sale of Investor Class shares, reducing redemptions of Investor Class shares, or maintaining or improving services provided to shareholders of Investor Class shares by investment brokers or dealers, plan administrators and other persons. Payments under the Plan also may be made for activities such as advertising, printing and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying or other financing charges. The Trust believes that the Plan may benefit the Trust by increasing net sales of the Funds (or reducing net redemptions), potentially allowing the Funds to benefit from economies of scale.

Under the terms of the Plan, the Trust is authorized to make payments to the Distributor, as defined later in this SAI, for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances (which may exceed actual expenses incurred), including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

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The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. The Plan may be amended by vote of the relevant Trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trust’s Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred.

The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees of the Trust who have no financial interest in the operation of the Plan and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

Amounts Expensed Under the 12b-1 Plan

For the fiscal year ended April 30, 2015, the total amounts paid by the Investor Class shares of each Fund to ADI (substantially all of which ADI paid out as compensation to broker-dealers and other service providers) under the Investor Class Plan are summarized below.

	Advertising and Literature	Printing and Postage	Payment to Dealers	Compensation to Sales Personnel	Total 12b-1 Payments
Grandeur Peak Emerging Markets Opportunities Fund[1]	-	-	$96,068	-	$96,068
Grandeur Peak Global Opportunities Fund	-	-	$509,906	-	$509,906
Grandeur Peak Global Reach Fund[2]	-	-	$179,330	-	$179,330
Grandeur Peak International Opportunities Fund	-	-	$387,931	-	$387,931
1    For the period December 16, 2013 (since inception) to April 30, 2014.
2    For the period June 19, 2013 (inception) to April 30, 2014.

TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of its Board. The Board approves all significant agreements between the Trust on behalf of a Fund and the persons or companies that furnish services to the Funds, including agreements with its distributor, investment adviser, administrator, custodian and transfer agent. The day-to-day operations of each Fund are delegated to the Fund’s investment adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

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INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	34	Ms. Anstine is a Trustee of ALPS ETF Trust (22 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran formerly served as President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado, from 1991 to 2007. During his career as an attorney from 1958 to 1991, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	34	None.
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	34	Mr. Deems is a Trustee of ALPS ETF Trust (22 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	34	Mr. Rutledge is a Trustee of Principal Real Estate Fund (1 fund), Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
				34	None.

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INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee
Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
34
Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc,, and ALPS Series Trust and Chief Financial Officer of The Arbitrage Funds.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Assistant Secretary of the Griffin Institutional Access Real Estate Fund, James Advantage Funds, and WesMark Funds. Ms. Legg also serves as Secretary to ALPS Series Trust.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS.  Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.  Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds, Centre Funds, Reality Shares ETF Trust and Transparent Value Trust.

_______________
 *       All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO  80203.
**     This is the period for which the Trustee or Officer began serving the Trust.  Each Trustee serves an indefinite term, until his successor is elected.  Officers are elected on an annual basis.
***   The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which any Trustee serves as trustee for and which Grandeur Peak Global Advisors, LLC provides investment advisory services (currently none).

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Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-Founder, Chief Operations Officer and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC.  Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997.  Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009.   Mr. Rutledge is the President and owner of Rutledge’s Inc., an upscale men’s clothing store, which he opened in 1967.  Mr. Rutledge has over 40 years of business experience.  He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business experience.

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Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009.   In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO.  From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009.  Mr. Burke joined ALPS Fund Services, Inc., the Funds’ administrator, in 1991 and currently serves as Director.  He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Funds’ principal underwriter, and ALPS Portfolio Solutions Distributors, Inc.  Mr. Burke has over 20 years of financial services and investment management experience.  Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity.  Mr. Burke has a B.A. in Economics from the University of New Hampshire.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Funds’ investment adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time.  The Board has appointed John R. Moran, Jr. as lead Independent Trustee. The lead independent trustee is responsible for chairing any meetings of the independent trustees.   The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

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Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Funds’ Chief Compliance Officer, the Funds’ legal counsel and the independent registered public accounting firm for the Funds regarding risks faced by the Funds. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Funds’ performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

None of the Independent Trustees owns securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell.  The Audit Committee met twice during the fiscal year ended April 30, 2014.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell.  The Nominating and Corporate Governance Committee of the Board met once during the fiscal year ended April 30, 2015.

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Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2014, the dollar range of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edmund J. Burke	None	None

As of December 31, 2014, the dollar range of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

Independent Trustees		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Dollar Range of Equity Securities in the Funds

Mary K. Anstine	$10,001 - $50,000	$10,001 - $50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	Over $100,000
Michael “Ross” Shell	None	None

Remuneration of Trustees: Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$46,000	$0	$0	$ 46,000
Jeremy W. Deems	$46,000	$0	$0	$ 46,000
John R. Moran, Jr.	$46,000	$0	$0	$ 46,000
Jerry G. Rutledge	$46,000	$0	$0	$46,000
Michael “Ross” Shell	$46,000	$0	$0	$46,000
*    The Fund Complex currently consists of 34 series of the Trust and any other investment companies for which any Trustee serves as trustee for and which Grandeur Peak provides investment advisory services, currently none.

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No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Funds for serving as an officer or trustee of the Funds.

INVESTMENT MANAGER

Grandeur Peak Global Advisors, LLC (the “Adviser” or “Grandeur Peak Global Advisors”), subject to the authority of the Trust’s Board of Trustees, is responsible for the overall management and administration of the Funds’ business affairs.  The Adviser commenced business operations in July 2011 and is registered with the Securities and Exchange Commission as an investment adviser.  The Adviser’s principal address is 136 South Main Street, Suite 720, Salt Lake City, Utah 84101.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee of 1.25%, 1.25%, 1.10% and 1.35% based on the Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Grandeur Peak Global Reach, and the Grandeur Peak Emerging Markets Opportunities Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board, shareholders of the Funds or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.  A discussion regarding the basis for the Board’s approval of the renewal of the Advisory Agreement will be provided in the Funds’ semi-annual report to shareholders for the period ended October 31, 2015.

The table below shows the management fees paid by each Fund to the Adviser for the periods indicated:	For the Fiscal Year Ended April 30, 2015				For the Fiscal Year Ended April 30, 2014				For the Fiscal Year Ended April 30, 2013
	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund	Grandeur Peak Global International Fund	Grandeur Peak Emerging Markets Opportunities Fund[1]	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund[2]	Grandeur Peak Global International Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global International Opportunities Fund
Gross Advisory Fees	$5,440,881	$8,835,079	$2,899,508	$10,147,648	$899,691	$6,809,040	$497,207	$7,210,210	$2,593,394	$1,698,009
Waiver of Advisory Fees	0	0	0	0	($39,197)	0	($154,862)	0	($20,202)	0
Reimbursement of other Expenses	0	0	0	0	0	0	($10,372)	0	0	0
Net Advisory Fees	$5,440,881	$8,835,079	$2,899,508	$10,147,648	$860,494	$6,809,040	$342,345	$7,210,210	$2,573,192	$1,561,065
1      For the period December 16, 2013 (since inception) to April 30, 2014.
2     For the period June 19, 2013 (inception) to April 30, 2014.

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As described in the Prospectus under “Fees and Expenses,” the Adviser has contractually agreed to limit certain of each Fund’s expenses to 1.75%, 1.75%, 1.35% and 1.70% of the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and the Grandeur Peak Emerging Markets Opportunities Fund’s average daily net assets, respectively, in the Investor Share Class and 1.50%, 1.50%, 1.60% and 1.95% of the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and the Grandeur Peak Emerging Markets Opportunities Fund’s average daily net assets, respectively, in the Institutional Share Class until August 31, 2016.  Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Funds, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”).  In addition, the Funds will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

Each Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds.

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The table below shows the administrative fees earned by ALPS for the periods indicated:

	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Period For the Fiscal Year Ended April 30, 2013
Grandeur Peak Emerging Markets Opportunities Fund[1]	$152,481	$29,216	N/A
Grandeur Peak Global Opportunities Fund	$254,992	$230,882	$160,136
Grandeur Peak Global Reach Fund[2]	$119,695	$37,044	N/A
Grandeur Peak International Opportunities Fund	$292,196	$246,658	$103,321
1       For the period December 16, 2013 (since inception) to April 30, 2014.
2       For the period June 19, 2013 (inception) to April 30, 2014.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B are summaries of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Funds or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.   When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling 855-377-PEAK(7325) and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

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As of August 1, 2015 the following shareholders owned 5% or more of the outstanding shares of each Fund as listed below:

Fund	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Grandeur Peak Global Opportunities Fund - Investor Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	57.31%	Record
Grandeur Peak Global Opportunities Fund - Investor Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	17.97%	Record
Grandeur Peak Global Opportunities Fund - Investor Class	TD AMERITRADE, INC 200 S 108TH AVE OMAHA, NE 68154	8.58%	Record
Grandeur Peak Global Opportunities Fund - Institutional Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	35.00%	Record
Grandeur Peak Global Opportunities Fund - Institutional Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	22.17%	Record
Grandeur Peak Global Opportunities Fund - Institutional Class	PNC BANK, N.A. 116 ALLEGHENY CENTER MALL PITTSBURGH, PA 15212	5.62%	Record

Grandeur Peak International Opportunities Fund - Investor Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	17.71%	Record
Grandeur Peak International Opportunities Fund - Investor Class	PERSHING LLC 1 PERSHING PLZ JERSEY CITY, NJ 07399	48.16%	Record
Grandeur Peak International Opportunities Fund - Investor Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	19.64%	Record
Grandeur Peak International Opportunities Fund - Institutional Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	28.94%	Record
Grandeur Peak International Opportunities Fund - Institutional Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	14.49%	Record

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Grandeur Peak International Opportunities Fund - Institutional Class	Deseret Mutual Benefit Administration P.O. Box 45530 Salt Lake City, UT 84145	10.87%	Record
Grandeur Peak International Opportunities Fund - Institutional Class	MSCS FINANCIAL SERVICES, LLC 717 17TH ST STE 1300 DENVER, CO 80202	16.46%	Record

Grandeur Peak Global Reach Fund - Investor Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	22.24%	Record
Grandeur Peak Global Reach Fund - Investor Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	34.99%	Record
Grandeur Peak Global Reach Fund - Investor Class	TD AMERITRADE, INC 200 S 108TH AVE OMAHA, NE 68154	16.76%	Record
Grandeur Peak Global Reach Fund - Investor Class	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PKWY ST PETERSBURG, FL 33716	12.06%	Record
Grandeur Peak Global Reach Fund - Institutional Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	26.23%	Record
Grandeur Peak Global Reach Fund - Institutional Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	26.61%	Record
Grandeur Peak Global Reach Fund - Institutional Class	LEHIGH UNIVERSITY INVESTMENT OFFICE 115 RESEARCH DRIVE BETHLEHEM PA 18015-4734	12.65%	Record
Grandeur Peak Global Reach Fund - Institutional Class	EDWARD D. JONES & CO., L.P. 201 PROGRESS PKWY MARYLAND HEIGHTS, MO 63043	5.75%	Record

Grandeur Peak Emerging Markets Opportunities Fund - Investor Class	RAYMOND JAMES & ASSOCIATES, INC. 880 CARILLON PKWY ST PETERSBURG, FL 33716	6.68%	Record
Grandeur Peak Emerging Markets Opportunities Fund - Investor Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	23.63%	Record
Grandeur Peak Emerging Markets Opportunities Fund - Investor Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	44.51%	Record
Grandeur Peak Emerging Markets Opportunities Fund - Institutional Class	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	44.95%	Record
Grandeur Peak Emerging Markets Opportunities Fund - Institutional Class	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	24.55%	Record

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The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

The Funds’ expenses include taxes, interest, fees and salaries of the Trust’s Fund Trustees and officers who are not trustees, officers or employees of the Funds’ service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings, other miscellaneous expenses and any extraordinary expenses.  The Funds also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Funds.  Unless noted otherwise, all information is provided as of April 30, 2015.

Other Accounts Managed by Portfolio Managers

The table below identifies as of April 30, 2015, for the portfolio managers of each Fund, the number of accounts (other than the Funds with respect to which information is provided) for which they have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Managers	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Robert T. Gardiner, CFA®	2	$232	0	$0	0	0
Blake H. Walker	2	$232	0	$0	0	0
Amy Hu Sunderland	2	$232	0	0	0	0
Randy E. Pearce	0	$0	0	$0	0	$0
Spencer Stewart	0	$0	0	$0	0	$0
Liping Cai*	0	$0	0	$0	0	$0
Zachary D. Larkin*	0	$0	0	$0	0	$0
Stuart Rigby*	0	$0	0	$0	0	$0
Robert S. Green*	0	$0	0	$0	0	$0
*       New Portfolio Managers ownership as of June 30, 2015.

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Portfolio Manager Compensation

Compensation.  The elements of total compensation for the portfolio managers are base salary, performance-based bonus, profit sharing and other benefits. The Adviser has balanced the components of pay to provide portfolio managers with an incentive to focus on both shorter and longer term performance. By design, portfolio manager compensation levels will fluctuate — both up and down — with the relative investment performance of the Funds that they manage.

▪	Base Salary. Each portfolio manager is paid a fixed base salary.

▪
Performance-Based Bonus. A large portion of a portfolio manager’s potential compensation is in the form of a performance-based bonus. The majority of the performance-based bonus is tied to the pre-tax performance of the Fund(s) he manages based on the relevant Fund’s Morningstar (or other, where relevant) peer group ranking for the relative time period (1-year, 3-years and 5-years). Generally, maximum bonus is paid for top quartile performance and zero bonus is paid for anything below median performance, with prorated amounts paid between median and top quartile. Portfolio managers may also receive a team performance bonus based on the profitability of the firm, performance of their individual stock selections, and overall performance of the research team.

▪	Profit Sharing. Both portfolio managers are founding partners in the firm. As such, they will share significantly in the firm’s profits.

▪
Other Benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the Adviser’s full-time employees, including health insurance and other employee benefit plans.

Conflicts of Interest with Other Accounts.  There may be certain inherent conflicts of interest that arise in connection with a portfolio manager’s management of the respective Fund’s investments and the investments of any other fund or client accounts the Adviser or the respective Fund’s individual team members also manage. Such conflicts include allocation of investment opportunities among the Funds and other accounts managed by the Adviser or the portfolio managers; the aggregation of purchase and sale orders believed to be in the best interest of more than one account managed by the Adviser or the portfolio managers and the allocation of such orders across such accounts; and any soft dollar arrangements that the Adviser may have in place that could benefit a Fund and/or other accounts. Additionally, some funds or accounts managed by a portfolio manager may have different fee structures, including performance fees, which are, or have the potential to be, higher or lower than the fees paid by another fund or account. To minimize the effects of these inherent conflicts of interest, the Adviser has adopted and implemented policies and procedures, including trade aggregation and allocation procedures, that it believes are reasonably designed to mitigate the potential conflicts associated with managing portfolios for multiple clients, including the Funds, and seeks to ensure that no one client is intentionally favored at the expense of another. These policies and procedures are discussed in more detail under the section entitled “Brokerage Allocation and Other Practices” of this SAI.

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Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of April 30, 2015.

Portfolio Manager(s)	Dollar Range of Ownership of Securities – Grandeur Peak Emerging Markets Opportunities Fund	Dollar Range of Ownership of Securities – Grandeur Peak Global Opportunities Fund	Dollar Range of Ownership of Securities – Grandeur Peak Global Reach Fund	Dollar Range of Ownership of Securities – Grandeur Peak International Opportunities Fund
Robert Gardiner	$100,001 to $500,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Blake Walker	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000
Amy Hu Sunderland	None	$100,001 to $500,000	$100,001 to $500,000	None
Randy E. Pearce	$1 to $10,000	$50,001 to $100,000	$100,001 to $500,000	$50,001 to $100,000
Spencer Stewart	$50,001 to $100,000	None	$50,001 to $100,000	$10,001 to $50,000
Liping Cai*	None	None	$10,001 to $50,000	None
Zachary D. Larkin*	None	None	$50,001 to $100,000	None
Stuart Rigby*	None	None	$10,001 to $50,000	None
*      New Portfolio Managers ownership as of June 30, 2015.

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NET ASSET VALUE

The following is a description of the procedures used by the Funds in valuing their assets.  Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of each Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time).  The Funds’ net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

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If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Funds’ policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income and short-term capital gains. It is also the Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gain dividends.”

Ordinary income dividends and capital gain dividends are payable in full and fractional shares of the relevant class of a Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain dividends, or both, in cash. The election may be made at any time by submitting a written request directly to the relevant Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

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Taxation of the Funds

The Funds intend to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets are invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships; and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special tax treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

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As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  Each Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

 If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

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The Funds intend to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that they will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and from other long-term capital gains recognized by the Fund and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.  Each Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and the shareholders.  The Funds do not expect a significant portion of distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

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If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

Passive Foreign Investment Companies

The Funds do not expect to have significant investments in foreign investment entities referred to as “passive foreign investment companies” (“PFICs”).  In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of PFIC shares, the Fund may elect to “mark-to-market” annually its investments in such entities, which would result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year.  As a result of the mark-to-market election, the Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains.  By making the mark-to-market election, the Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  The Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.  Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by the Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

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Non-U.S. Taxes

A Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of the Fund’s total assets consist of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If the Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code.

If the Fund qualifies as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above-described 50% requirement.  For this purpose, the term “qualified funds of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50 %of the value of its total assets is represented by interests in other regulated investment companies. The Fund makes no assurances as to either the availability of any election discussed in this section or its willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S. currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of a Fund.  Certain of such Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

Each Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

Some of the Funds’ investments, such as certain option transactions and futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.”  Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character.  Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

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Certain positions undertaken by the Funds may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by a Fund.  Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.  Certain income tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Funds may invest are not clear in various respects.  As a result, the IRS could challenge the Funds’ methods of accounting for such contracts for tax purposes, and such a challenge could affect the status of a Fund as a regulated investment company.

The Funds may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by a Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Funds’ hedging activities, including transactions in options, futures contracts and foreign currencies, are likely to result in a difference between a Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for U.S. Federal income tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, and to any shareholder that fails to certify to the Fund that it is not subject to such withholding.  The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder's federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and redeemed, exchanged or otherwise sold on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The historical legal requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and which are sold on and after that date.

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You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Funds.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, in each case in excess of a threshold amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than certain property held in a non-passive trade or business).  Net investment income includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares.    Net investment income is reduced by deductions properly allocable to such income.  Holders of Fund shares should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

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An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above. Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax (or to qualify for a reduced rate of withholding provided by a treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of thirty-four separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approval of the Investment Advisory Contract and Management Contracts are matters to be determined separately by the fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

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The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUNDS

Custodian.  Brown Brothers Harriman & Co., (the “Custodian”), located at 40 Water Street, Boston, MA 02109, serves as the custodian for the Funds.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, the Custodian receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of each Fund; (ii) make dividend and other distributions to shareholders of the Funds; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.

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Independent Registered Public Accounting Firm.  Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s independent registered public accounting firm.  Deloitte is located at 555 17th St. #3600, Denver, Colorado 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Funds and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Funds may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

Each Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing each Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of each Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in each Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) of each Fund are incorporated in this SAI by reference.  The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report.  You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

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APPENDIX A

Standard & Poor’s Ratings Group—A brief description of the applicable Standard & Poor’s (“S&P”) rating symbols and their meanings (as published by S&P) follows:

Long-Term Issue Credit Ratings

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

A-1

D An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A-2

B-3 A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s Investors Service, Inc.—A brief description of the applicable Moody’s Investors Service, Inc. (“Moody’s”) rating symbols and their meanings (as published by Moody’s) follows:

Long-Term Obligation Ratings

Aaa Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A -3

Short-Term Obligation Ratings

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

A -4

APPENDIX B

GRANDEUR PEAK GLOBAL ADVISORS, LLC

PROXY VOTING POLICY

Regulatory Background - Proxy Voting Provisions of the Investment Advisers Act

Rule 206(4)-6 of the Investment Advisers Act of 1940 requires that, for an investment adviser to exercise voting authority with respect to client securities, the adviser must:

•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser’s interests and those of the adviser’s clients;

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

In accordance with our obligations under the Rule, Grandeur Peak has adopted and implemented the following Proxy Voting Policy to ensure that client proxies are voted in the best interest of clients at all times.

I.          POLICY OVERVIEW

At Grandeur Peak, our goal is to maximize the economic value of the investments we make for our clients. In pursuit of this goal, we buy and hold securities we believe will appreciate in value.  When the investment potential of a security becomes diminished, we sell it and attempt to reinvest the proceeds in more attractive opportunities.  In short, the primary means by which we serve our shareholders and clients and protect their interests is the purchase and sale of securities.  A secondary means by which we fulfill our fiduciary responsibility is the exercising of our proxy voting rights. Corporate governance, including but not limited to, compensation plans, corporate actions and the composition of a board of directors, can have a significant influence upon the behavior of a management team and the value of a corporation. The proxy voting process is the primary means by which investors are able to influence such activities. As such, Grandeur Peak considers how we vote proxies to be a meaningful activity.

One fundamental tenet of Grandeur Peak’s investment philosophy is to invest in companies with high quality management teams. We spend a significant amount of time evaluating the performance, behavior, and actions of company executives in order to gain an understanding of how they think about protecting and increasing shareholder value.  As a result of being invested with high quality management teams, Grandeur Peak generally supports the recommendations of the boards of directors when voting proxies. However, we ultimately vote for or against recommendations based on the fundamental premise that at all times we are attempting to maximize the value of our investments for the benefit of our clients. Grandeur Peak also has a long history of investing in companies with small market capitalizations, which often have a significant amount of common stock owned by existing and former members of management.  While this high degree of inside ownership could cause some concerns regarding a lack of independence for the board of directors, certain board committees or other areas of corporate governance, we generally believe high inside ownership to be a positive characteristic as it helps to ensure that the interests of management and shareholders are closely aligned.

Grandeur Peak has developed the following proxy voting guidelines to assist us in making decisions about how to vote proposals concerning certain issues. We have attempted to address those issues that we believe are most relevant to creating shareholder value or that occur most frequently in the types of securities in which we invest. However, these guidelines are not exhaustive and do not purport to cover all of the potential issues, for the variety of issues on which shareholders may be asked to vote is unlimited. The disclosure of these guidelines is intended to provide clients with a better understanding of how Grandeur Peak attempts to maximize shareholder value via the proxy voting process.

II.         GENERAL GUIDELINES

Board of Directors
Grandeur Peak considers the board of directors to be an important component of strong corporate governance.  The board is responsible for overseeing the management team of a company and helping to ensure that it acts in the best interest of shareholders. The primary means by which Grandeur Peak can influence the board of directors is to vote for the election of directors who have relevant and valuable experience that will enhance the management of the company.  Further, Grandeur Peak prefers that a board of directors have a majority of independent directors because we believe that a board with such a composition is generally a strong advocate for shareholders.

However, while we endorse proposals that support the creation of boards with a majority of independent directors as well as proposals which call for the audit, compensation and nominating committees to be comprised solely of independent directors, the failure of the company to nominate only independent directors or to have only independent directors serve on key committees may not cause us to vote against the election of a director who lacks independence.  Grandeur Peak appreciates the importance of these standards but we do not believe it is always in the best interest of shareholders to blindly vote against all directors who may not be considered independent. For example, a large shareholder who serves as a director is not considered independent but may be a very important advocate for investors since his interests are closely aligned with those of shareholders.

Generally, Grandeur Peak will vote for those nominees recommended by the board of directors.  However, in each election we will review a wide variety of criteria including but not limited to:
•	Long-term performance of the company.
•	Composition of the board and key committees.
•	Stock ownership by directors.
•	Decisions regarding executive pay and director compensation.

•	Corporate governance provisions and takeover activity.
•	Attendance at board meetings.
•	Interlocking directorships and related party transactions.

In addition to evaluating nominees for the board of directors based on the aforementioned criteria, Grandeur Peak generally will support proposals:
•	To declassify a board of directors.
•	That allow cumulative voting and confidential voting.

Grandeur Peak generally will not support:
•	Nominees who are independent and receive compensation for services other than serving as a director.
•	Nominees who attend less than 75% of board meetings without valid reasons for absences.
•	Nominees who are party to an interlocking directorship.
•	Efforts to adopt classified board structures.

Executive Compensation
Grandeur Peak supports compensation plans which are designed to align the interests of management and shareholders as well as relate executive compensation to the performance of the company. To evaluate compensation plans, we use quantitative criteria that measure the total cost to shareholders if a plan is passed. Factors considered include:
•	The estimated dollar cost for every award type under the proposed plan and all continuing plans.
•	The maximum shareholder wealth that would be transferred from the company to executives.
•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index) pegged to market capitalization.
•	Cash compensation pegged to market capitalization.
•
Other features of proposed compensation plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

After the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry specific, market cap based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. If the total plan cost exceeds the allowable cap, Grandeur Peak will generally vote against the proposed plan. In addition, Grandeur Peak generally will not support stock option plans that permit:
•	The repricing of stock options without shareholder approval.
•	The options to be priced at less than 100% of the fair market value of the underlying security on the date of the grant.

Capital Structure
Grandeur Peak may be asked to vote on proposals pertaining to changes in the capital structure of a company. Such proposals include, but are not limited to, common stock authorizations, capital issuance requests, share repurchase programs, stock splits, and debt restructurings. We will vote for board-recommended capital structure changes so long as the proposals are well aligned with shareholder interests. Grandeur Peak generally will support proposals:
•	Requesting the authorization of additional common stock.
•	To institute share repurchase plans.
•	To implement stock splits. Proposals to implement reverse stock splits will be reviewed on a case-by-case basis.

Grandeur Peak will review, on a case-by-case basis, all other proposals to change the capital structure of a company, including the authorization of common stock with special voting rights, the authorization of stock relating to certain transactions, the issuance of preferred stock (including “blank check” preferred stock) and the restructuring of debt securities. These proposals typically address a set of company-specific circumstances and proposals recommended by the board of directors may or may not be in the best interest of shareholders.

Mergers, Acquisitions and Other Transactions
Companies may undertake a variety of strategic transactions aimed at enhancing shareholder value including mergers, acquisitions, recapitalizations, spin-offs, asset sales, and liquidations.  In evaluating proposed transactions, we will consider the benefits and costs to shareholders over both the short and long term. Specific items we will consider include the financial impact of the transaction on future operating results, the increase or decrease in shareholder value, and any changes in corporate governance and their impact on shareholder rights. When shareholders are asked to vote on mergers, acquisitions and other similar proposals, they are considered to be material to the company and could require the analysis of a wide variety of factors in order to determine if the transaction is in the best interest of shareholders. As a result, Grandeur Peak will review and vote each proposal on a case-by-case basis.

Anti-Takeover Provisions
In an attempt to prevent a company from being acquired without the approval of the board of directors, shareholders may be asked to vote on a variety of proposals such as shareholder rights plans (commonly referred to as “poison pills”), supermajority voting, blank check preferred stock, fair price provisions, and the creation of a separate class of stock with disparate voting rights. Grandeur Peak recognizes that such proposals may enhance shareholder value in certain situations. However, Grandeur Peak will review proposals pertaining to anti-takeover provisions on a case-by-case basis and vote against those proposals merely intended to entrench management and prevent the company from being acquired at a fair price.

Auditors
An audit of a company’s financial statements is an important part of the investment process, for while an audit cannot fully protect investors against fraud, it does verify that the financial statements accurately represent the position and performance of the company. Grandeur Peak generally votes for proposals to ratify auditors unless the auditors do not appear to be independent. Auditor independence may be compromised if the auditor has a financial interest and/or association with the company or receives substantial compensation for non-audit related services. Grandeur Peak also generally votes for proposals to authorize the board of directors to determine the remuneration of the auditors unless there is evidence of excessive compensation relative to the size and nature of the company.

Social and Environmental Issues
While Grandeur Peak believes corporations have an obligation to be responsible corporate members of society, generally we will not support proposals concerning social, political or environmental issues if the proposals are economically disadvantageous to shareholders.

Foreign Issuers
With respect to some non-U.S. issuers, the exercise of voting rights can cause an account to incur a cost or cause the underlying shares to be blocked from trading. Although we recognize the importance of the right to vote, Grandeur Peak believes that clients may be better served by avoiding unnecessary costs and preserving the right to trade shares promptly should conditions warrant. Accordingly, there may be times when no vote is cast because Grandeur Peak’s analysis of a particular proxy leads us to believe that the cost of voting the proxy exceeds the expected benefit to clients (e.g., when casting a vote on a foreign security requires that Grandeur Peak engage a translator or travel to a foreign country to vote in person, or results in shares being blocked from trading). This position complies with the Department of Labor’s Interpretive Bulletin 94-2.

III.        EXCLUSIONS AND EXCEPTIONS

Grandeur Peak has developed the general guidelines to assist us in making decisions about how to vote proposals concerning anticipatable issues. However, we recognize that the general guidelines are not exhaustive and cannot anticipate all of the potential issues, or the facts and circumstances surrounding a particular vote. Although we have general guidelines, in the situations covered below Grandeur Peak may supplement or deviate from them.

Case-by-case Issues
Several of the issues mentioned above in the general guidelines recognize that the proper vote to maximize shareholder value will be dependent upon the facts in the actual situation. These facts cannot be anticipated and will be reviewed on a case-by-case basis with the aim of maximizing shareholder value. In addition, any issues that are not addressed by the foregoing guidelines will be reviewed on a case-by-case basis.

Exceptions
From time to time Grandeur Peak will review an issue that is addressed by the foregoing guidelines and determine that in the specific case it is appropriate to vote against the recommendation provided in the guidelines with the aim of maximizing shareholder value. At these times it is permissible for Grandeur Peak to vote against the general guidelines, but it is required that the rationale behind the deviation from the guidelines is sufficiently documented.

Conflicts of Interest
Grandeur Peak will at all times make its best effort to vote proxies in the best interest of clients and avoid material conflicts of interest. A material conflict of interest refers to a situation in which Grandeur Peak or affiliated persons of Grandeur Peak have a financial interest in a matter presented by a proxy which could potentially compromise Grandeur Peak’s independence of judgment and action with respect to the voting of the proxy. We will attempt to identify any material conflicts that may exist by, among other things, reviewing the identity of each issuer soliciting proxy votes to determine if the issuer or an affiliate of the issuer (i) is a client of Grandeur Peak, (ii) has a relationship with Grandeur Peak, (iii) there is a reasonable expectation that the issuer or an affiliate would become a client of Grandeur Peak h or develop a material relationship with Grandeur Peak, or (iv) Grandeur Peak holds a significant amount1 of the issuer’s shares outstanding. In addition, any Grandeur Peak employee with knowledge of a personal conflict of interest (e.g., a familial relationship with company management) relating to an issuer soliciting proxy votes must disclose that conflict to the Proxy Manager and Compliance and remove himself or herself from the proxy voting process for that issuer. Any questions regarding whether a particular issue may present a material conflict of interest with respect to Grandeur Peak’s voting of client proxies should be directed to Compliance.

In the event that Grandeur Peak has a material conflict of interest in any proposal that is the subject of a proxy to be voted for a client account, Grandeur Peak will not vote on that proposal.  Proposals on the same proxy ballot for which Grandeur Peak does not have a material conflict of interest will be voted in accordance with Grandeur Peak’s Proxy Voting Policy.

IV.        PROCEDURES

Proxy Manager’s Role
Grandeur Peak has hired ISS to serve as its Proxy Manager, to assist in coordinating and voting securities. The Proxy Manager keeps track of upcoming shareholder meetings and vote deadline information. The Proxy Manager is responsible for ensuring the votes are cast, documenting the basis for voting decisions, and monitoring Grandeur Peak’s proxy voting procedures.

Research Team’s Role
The members of Grandeur Peak’s Research team are responsible for reviewing the proxies of the companies they follow, together with other relevant information, and providing the Proxy Manager with vote recommendations in conformance with this Policy.  Additionally, the Research team will document any instances where the proxy vote is against management’s recommendation.

Proxy Committee
Grandeur Peak has established a Proxy Committee to oversee the implementation and monitoring of this Policy. The Proxy Committee provides a written report at least annually to the Managing Partners.

1     Grandeur Peak’s relative level of ownership of certain issuer’s soliciting proxy votes, as a percent of the company’s shares outstanding, may give the appearance of control. Grandeur Peak clients hold the issuer’s stock solely for investment purposes, with no intent to control the business or affairs of the issuer.  In such instances, Grandeur Peak may elect not to vote.

No less than annually, the Proxy Committee shall:

•
Review a sample of the record of voting delegation, including ERISA accounts, maintained by the Proxy Manager to determine if Grandeur Peak is exercising its authority to vote proxies on portfolio securities held in the selected accounts;

•	Request and review voting data to determine if accurate and timely communication of proxy votes is reasonably accomplished during the period reviewed;
•	Meet with the Proxy Manager to review the voting of proxies, communication of proxy votes, and the general functioning of this policy; and
•	Review any of the Proxy Manager’s changes to business practices and/or policies and procedures to confirm there is no conflicts of interest.
•	Prepare a written report to the Managing Partners with respect to the results of this review.
•	Share proxy votes with the mutual fund Board of Trustees for their review and process oversight.

V.         Recordkeeping, Training and Maintenance

Recordkeeping
Under rule 204-2, Grandeur Peak must retain the following:
a)	proxy voting policies;
b)	proxy statements received regarding client securities;
c)	records of votes they cast on behalf of clients;
d)
any documents prepared by Grandeur Peak that were material to making a decision how to vote, or that memorialized the basis for the decision – this will generally be the proxy policy and documentation regarding any votes cast contrary to the policy;

e)	Record of the voting resolution of any conflict of interest;
f)	Records of any client requests for information on how a client’s proxies were voted and records of Grandeur Peak’s responses to client requests;
g)	Training attendance records; and
h)	All written reports arising from annual reviews of the policy.

Grandeur Peak may also use the Securities and Exchange Commission’s EDGAR database for the items referred to in item b above.  Records shall be maintained by Grandeur Peak for a period of not less than five years from the end of the Grandeur Peak’s fiscal year during which the last entry was made on the record.

Training
At least annually, appropriate personnel will be trained regarding the Proxy Voting Policy. Such training program will review applicable laws, regulations, procedures and recent trends in proxy voting and their relation to Grandeur Peak’s business. Training may be conducted in person or online, and completion records will be retained for a five-year period.

Annual Certification
Each Grandeur Peak employee who is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, Grandeur Peak’s Proxy Voting Policy.

ERISA
Grandeur Peak acknowledges our responsibility to vote proxies for ERISA clients in a manner that ensures the exclusive benefit for the underlying participants and beneficiaries. Grandeur Peak casts such proxy votes for the sole purpose of extending benefits to participants and beneficiaries while using the care, skill and diligence that a prudent person acting in a like capacity and familiar with such matters would use under the circumstances then prevailing.

Undue Influence
Any attempts by any of Grandeur Peak’s personnel to influence the voting of client proxies in a manner that is inconsistent with Grandeur Peak’s Policy should be reported to Grandeur Peak’s Compliance Officer. If the Compliance Officer is the person attempting to influence the voting, the report should be made to Grandeur Peak’s CEO.

VI.        Disclosure to Clients
Interested Clients are encouraged to request information on how Grandeur Peak has voted their proxies.  In order to request this information, clients should contact their Client Relations representative.  The Grandeur Peak funds’ proxy voting record is available on the SEC’s website at www.sec.gov.

Revised as of July 1, 2014

STATEMENT OF ADDITIONAL INFORMATION

August 31, 2015

Fund	Ticker
Pathway Advisors Conservative Fund	PWCNX
Pathway Advisors Aggressive Growth Fund	PWAGX

P.O. Box 1920
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus of the Funds listed above (individually, a “Fund” and collectively, the “Funds”), each of which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”).  Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  Hanson McClain, Inc. (“Hanson McClain” or the “Adviser”) is the investment adviser of each Fund.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by each Fund’s current Prospectus dated August 31, 2015, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Funds at the address listed above, or by calling the Funds’ transfer agent at (888) 288-1121.  The Funds’ most recent Annual Reports, if any, are incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about three series of the Trust.  Each Fund is a series of the Trust, an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  Each of the Funds is classified as diversified.

What are the Funds’ Investment Objectives?

●	The Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital.

●	The Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income.

While there is no assurance that a Fund will achieve its investment objective, each Fund endeavors to do so by following the strategies and policies described in its Prospectus.

Each Fund’s Board of Trustees (the “Board”) may change this investment objective without a shareholder vote.  Each Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s investment objective, you should consider whether the Fund remains an appropriate investment for you.

What are each Fund’s Principal Investment Strategies?

Each Fund is structured as a fund-of-funds.  Under normal circumstances each Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the 1940 Act that represent a variety of asset classes and investment styles.  The Fund may also invest in closed-end funds and exchange-traded funds.  Collectively, the investment companies in which each Fund may invest are referred to as “underlying funds.”  The Funds may also invest in exchange-traded notes.

Pathway Advisors Conservative Fund

The Fund pursues its objective – seeking total return through a primary emphasis on income with a secondary emphasis on growth of capital – by investing in a diversified portfolio of underlying funds resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 15% to 35% to equity securities of large-, mid- and small-capitalization companies and 65% to 85% to fixed-income securities, with a neutral allocation to equity securities of 25% and to fixed-income securities of 75%.  The Fund may also invest in exchange-traded notes to access the returns of market benchmarks.

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When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective. As a result, the Fund may not achieve its investment objective.

Pathway Advisors Aggressive Growth Fund

The Fund pursues its objective by investing in a diversified portfolio of underlying funds resulting in an allocation of the Fund’s investments that normally provides exposure of approximately 80% to 100% to equity securities of large-, mid- and small-capitalization companies and 0% to 20% to fixed-income securities, with a neutral allocation to equity securities of 90% and to fixed-income securities of 10%. The Fund may also invest in exchange-traded notes to access the returns of market benchmarks.

When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment objective.  As a result, the Fund may not achieve its investment objective.

The Board may change a Fund’s principal investment strategies without a shareholder vote.  Each Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT POLICIES AND RISKS APPLICABLE TO ALL FUNDS

In pursuing their investment strategy, one or more of the Funds may invest in certain securities for any purpose that is consistent with their investment objective.  Investments in which a Fund can principally invest are described in the Prospectus.

Principal Risks of the Funds
The following is a description of the principal risks of each Fund’s portfolio, depending upon its specific investment objective and principal investment strategies, that may adversely affect its net asset value and total return.  There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective.  It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risks of the Funds
●	Fund-of-Funds Structure Risk – There are certain risks associated with the use of a fund-of funds structure. These risks include, but are not limited to:

●	Expenses. Your cost of investing in the Fund may be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds.

●	Allocation Risk. The Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the asset allocation selected by the Adviser may fail to perform as expected.

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●	Underlying Fund Risk. All risks associated with an underlying fund are applicable to the Fund. In addition, the Adviser’s assumptions about an underlying fund may be incorrect in view of actual market conditions. An underlying fund may experience large purchases or redemptions that could affect the performance of the Fund.

●	Transparency Risk. The underlying funds are not managed by the Adviser, and the Adviser has access to information regarding the underlying fund’s investments to the extent the underlying fund’s adviser makes it available.

●	Managed Portfolio Risk – The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

●	Market Risk – The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

●
Exchange-Traded and Closed-End Fund Risk – The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share.  When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.  There may also not be an active trading market available for shares of some ETFs or closed-end funds.

●	Exchange-Traded Note Risk – The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs.

Risks Associated with Underlying Funds

●
High Yield (Junk) Bond Risk (Applicable Only to Pathway Advisors Aggressive Growth Fund) – Lower-grade securities, such as high yield (junk) bonds, whether rate or unrated, may be subject to wider market fluctuation, greater credit risk and greater risk of loss of income and principal than investment-grade securities.  The market for lower-grade securities may be less liquid and therefore they may be harder to sell at an acceptable price, especially during times of market volatility or decline.

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●
Aggressive Investment Technique Risk (Applicable Only to Pathway Advisors Aggressive Growth Fund) – Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

●
Commodity Risk – Investing in commodities linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity.

●
Currency Risk – The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

●
Derivatives Risk – Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives can magnify gains or losses.

●
Small- to Mid-Capitalization Companies Risk – An underlying fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies.  Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded.  This may result in such securities being less liquid.

●
Fixed Income Risk – Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks that include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●
Interest Rate Risk – An underlying fund’s investments in fixed income securities may decline in value because of changes in interest rates.  As nominal interest rates rise, the value of fixed income securities held by an underlying fund (and indirectly, by the Fund) are likely to decrease.

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●
Foreign Securities Risk – Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

●
Emerging Markets Risk – To the extent that an underlying fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments.  Emerging markets have been more volatile than the markets of developed countries with more mature economies.

●
Liquidity Risk – When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain classes of securities, including, in particular, certain types of asset-backed, mortgage-backed and real estate-related securities.

●
Short Sales Risk (Applicable Only to Pathway Advisors Aggressive Growth Fund) – The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the underlying fund may not be able to close out a short position at a particular time or at an acceptable price.

●
Real Estate Securities and REITs Risk – The underlying funds may be subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company.

●
Non-Diversified Risk – An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

●	Underlying Fund Managed Portfolio Risk – The underlying fund adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the underlying fund to incur losses.

Principal Securities in Which the Funds May Invest

Other Investment Companies

Each Fund may invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”).  Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index.  Collectively, the investment companies in which the Fund may invest are referred to as “underlying funds.”  Through its investment in underlying funds, a Fund, depending upon its specific investment objective and principal investment strategies, may gain exposure to larger-cap equities, smaller-cap equities, foreign equities, real estate investment trusts (REITS), investment-grade bonds, high yield (junk) bonds and alternatives, including, but not limited to, commodities, emerging market debt, options for hedging purposes, short selling, floating rate securities and foreign bonds.

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The risks of investment in underlying funds typically reflect the risk of the types of securities in which the funds invest.  Investments in closed-end funds and ETFs are subject to the additional risk that shares of the closed-end fund or ETF may trade at a premium or discount to their net asset value per share.  When a Fund invests in underlying funds, shareholders of the Fund bear their proportionate share of the underlying fund’s fees and expenses as well as their share of the Fund’s fees and expenses.

Exchange-Traded Notes

Each Fund may invest in exchange-traded notes (“ETNs”).  ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market.  They are designed to provide investors with a way to access the returns of market benchmarks.  ETNs are not equities or index funds, but they do share several characteristics.  For example, like equities, they trade on an exchange and can be shorted.  Like an index fund, they are linked to the return of a reference index.

INVESTMENT ACTIVITIES APPLICABLE TO ALL FUNDS

Each Fund, or an underlying fund, may also invest in the following types of securities, or engage in certain investment activities, as generally described below.  The following is not meant to be an exclusive list of all the securities and instruments in which each Fund or an underlying fund may invest or investment strategies in which it may engage, and each Fund or an underlying fund may invest in instruments and securities and engage in strategies other than those listed below.  References to a Fund’s investments in the following sections also contemplate a Fund’s indirect investments through an underlying fund and, to the extent appropriate, the associated considerations that would be indirectly applicable to a Fund.

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The table below reflects the principal or non-principal nature with respect only to a Fund’s direct investments.  An underlying fund’s characterization of a particular investment activity as a principal or non-principal with respect to its own operations may differ.

	Pathway Advisors Conservative Fund		Pathway Advisors Aggressive Growth Fund
	Principal	Non- Principal	Principal	Non- Principal
Equity Investments		X		X
Common Stock		X		X
Preferred Stock		X		X
Other Investment Companies	X		X
Warrants and Rights		X		X
Exchange-Traded Notes	X		X
Derivatives		X		X
Currency Transactions		X		X
Futures Contracts		X		X
Interest Rate Futures Contracts		X		X
Options		X		X
Options on Stocks and Stock Indices		X		X
Options on Currencies		X		X
Options on Futures Contracts		X		X
Interest Rate and Equity Swaps and Related Transactions		X		X
Credit Default Swaps		X		X
Indexed Securities		X		X
Combined Transactions		X		X
Use of Segregated and Other Special Accounts		X		X
Risks of Derivatives Outside the United States		X		X
Short Sales		X		X
Non-U.S. Securities		X		X
Securities Related Activities		X		X
Non-U.S. Sub-Custodians		X		X
Credit Ratings		X		X
Emerging Market Countries		X		X
Fixed Income Securities		X		X
Call or Buy-Back Features		X		X
Mortgage-Related and Other Asset Backed Securities		X		X
Mortgage Pass-Through Securities		X		X
Collateralized Mortgage Obligations (“CMOs”)		X		X
Other Mortgage-Related Securities		X		X
CMO Residuals		X		X
Adjustable Rate Mortgage-Backed Securities		X		X
Stripped Mortgage-Backed Securities		X		X
Collateralized Debt Obligations		X		X
Mortgage “Dollar Roll” Transactions		X		X
Bank Obligations		X		X
Convertible Securities		X		X
High Yield Securities		X		X
Firm Commitments and When-Issued Securities		X		X
Floating and Variable Rate Instruments		X		X
Inflation-Indexed Bonds		X		X
Interest-Only Securities		X		X
Loan Participations and Assignments		X		X
Money Market Instruments/Securities		X		X
Restricted Securities and Securities With Limited Trading Markets (Rule 144A)		X		X
U.S. Government Securities		X		X
Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities		X		X

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Equity Investments

Each Fund may invest in equity securities.  Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment.  Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally.  Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity.  Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks.  Growth stocks typically trade at higher multiples of current earnings than other stocks.  As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.  If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks.  These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor.  If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.  Each Fund’s investment process is biased toward value.

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities.  Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation.  Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends.  Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.  Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock.  Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.  In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

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Other Investment Companies

Each Fund may invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (ÒETFsÓ).  Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index.  Collectively, the investment companies in which the Fund may invest are referred to as Òunderlying funds.Ó  Through its investment in underlying funds, a Fund, depending upon its specific investment objective and principal investment strategies, may gain exposure to larger-cap equities, smaller-cap equities, foreign equities, real estate investment trusts (REITS), investment-grade bonds, high yield (junk) bonds and alternatives, including, but not limited to, commodities, emerging market debt, options for hedging purposes, short selling, floating rate securities and foreign bonds.

The risks of investment in underlying funds typically reflect the risk of the types of securities in which the funds invest.  Investments in closed-end funds and ETFs are subject to the additional risk that shares of the closed-end fund or ETF may trade at a premium or discount to their net asset value per share.  When a Fund invests in underlying funds, shareholders of the Fund bear their proportionate share of the underlying fund’s fees and expenses as well as their share of the Fund’s fees and expenses.

Warrants and Rights

Each Fund may invest in warrants and rights.  Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date.  Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock.  The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity.  Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer.  A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued.  Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Exchange-Traded Notes

Each Fund may invest in exchange-traded notes (“ETNs”).  ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market.  They are designed to provide investors with a way to access the returns of market benchmarks.  ETNs are not equities or index funds, but they do share several characteristics.  For example, like equities, they trade on an exchange and can be shorted.  Like an index fund, they are linked to the return of a reference index.

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Derivatives

Each Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, no Fund will be obligated to use derivatives and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future.  Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets.  The types of derivatives in which a Fund may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and over-the-counter (“OTC”) put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of a Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance a Fund’s income or gain.  A Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of a Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select a Fund’s portfolio securities.

Subject to the constraints described above, a Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. A Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used.  Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used.  The degree of a Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”).  When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.  See “Taxes.”

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Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Funds in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Funds in a manner such that each Fund will not be a “commodity pool” under the CEA.

Currency Transactions

Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

Each Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, a Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

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Each Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Fund’s securities are or are expected to be denominated and to buy dollars.

If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Futures Contracts

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. The Adviser expects that the Funds’ futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices.  The Adviser intends to either: (i) comply with the requirements of the CEA by operating the Funds in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Funds in a manner such that each Fund will not be a “commodity pool” under the CEA. CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Funds may be subject to amendment.  Amendments to such regulations by the CFTC may affect the ability of a Fund to use futures and commodity interests, and could affect the Fund’s ability to achieve its investment objective.

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Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). A Fund may use futures contracts and related options for hedging purposes and for investment purposes. A Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund’s securities. Each Fund will designate assets with respect to futures contracts and options thereon as described below under “Use of Segregated and Other Special Accounts.”

Interest Rate Futures Contracts

Each Fund may enter into interest rate futures contracts, for example, in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular debt security or index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if a Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, because the futures market may be more liquid than the fixed-income market, the use of futures contracts as a risk management technique allows the Fund to take a position without having to sell its portfolio securities. Similarly, when the Adviser expects that interest rates may decline, a Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, a Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized.

The use of options and futures transactions entails risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could create the possibility that losses on the derivative will be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. A Fund might not be able to close out certain positions without incurring substantial losses. To the extent a Fund utilizes futures and options transactions for hedging, such transactions should tend to decrease the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

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Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. A Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, a Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, a Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by a Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by a Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

By writing a call, a Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, a Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by a Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

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A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. A Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for a Fund. A Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

A Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

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The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each of the Funds reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices

Each Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Funds may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Options on Currencies

Each Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

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Options on Futures Contracts

Each Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Interest Rate and Equity Swaps and Related Transactions

Each Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. Each Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by a Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

Each Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability. If a Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Funds would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

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As is the case with futures and options strategies, the effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the a Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by a Fund. The effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent a Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. A Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Credit Default Swaps

Each Fund may enter into credit default swap contracts for hedging purposes or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

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Credit default swaps may be subject to regulation by the CFTC, SEC or both.  Both the CFTC and the SEC have issued guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps.  As they attempt to finalize various rulemakings mandated by the Dodd-Frank Act, either or both of the CFTC and SEC may issue additional guidance or relief to provide additional clarity.  Further action by the CFTC or SEC may affect a Fund’s ability to use credit default swaps or may require additional disclosure by a Fund.

Indexed Securities

Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses can be greater than if derivatives had not been used.

Combined Transactions

Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

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Use of Segregated and Other Special Accounts

Use of many derivatives by a Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by a Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a Fund will require the Fund to designate liquid securities equal to the exercise price.

The options entered into by a Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

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Short Sales

Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Funds may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. A Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

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In addition, although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of the Fund.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of a Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

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Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in a Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits a Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain non-U.S. banks and other financial institutions.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit each Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for a Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. A Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

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Credit Ratings

The securities in which a Fund may invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in one of the Funds should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management.  For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. A Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

Emerging Market Countries

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries.  For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain of such countries face serious exchange constraints.   In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.  In certain cases, the government owns or controls many companies, including the largest in the country.  Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and a Fund, as well as the value of securities in the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of a Fund’s portfolio.  Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors.  Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect a Fund.  In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances.  Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a Fund.

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Fixed Income Securities

Each Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although a Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Mortgage-Related And Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Each Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities.

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

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The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies.

Additionally, there has been ongoing concern expressed by critics and certain members of Congress over the size of the borrowing and purchasing activities of both companies and the impact they have on the U.S. economy. Congress has also expressed concern over FNMA and FHLMC improperly using their non-profit and charitable foundations to evade campaign finance laws to lobby Congress, and has called on FNMA’s board to demand repayment of executive bonuses obtained as a result of improper accounting manipulations. Legislation may be enacted in the future that limits the size and scope of the activities of both FNMA and FHLMC and/or subjects these companies to further regulatory oversight. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

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Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, a Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

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Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

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Adjustable Rate Mortgage-Backed Securities

Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

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Collateralized Debt Obligations

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Mortgage “Dollar Roll” Transactions

Each Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, a Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. A Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. For financial reporting and U.S. federal income tax purposes, each Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. None of the Funds currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

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Consistent with each Fund’s investment objectives and policies, the Fund also may invest in other types of asset-backed securities.

Bank Obligations

Bank obligations that may be purchased by each Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.   Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.   The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

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High Yield Securities

Each Fund may invest in high yield securities.  High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions.  Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. A Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with funds that invest in higher rated fixed income securities.

Changes in Credit Ratings.  Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.  The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate.  Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity.  The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities.  The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds.  In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in a Fund’s portfolio.  These factors may have an adverse effect on the ability of a Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of such Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments.  Prices for high yield securities may be affected by legislative and regulatory developments.  These laws could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.  For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.  In addition, such securities present a higher degree of credit risk.  Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness.  A Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

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The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States.  In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which a Fund invests will bear interest at fixed rates but a Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally.  For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which a Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden.  Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.

The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

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As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Firm Commitments and When-Issued Securities

Each Fund may purchase securities on a firm commitment basis, including when-issued securities.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  A Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  A Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Floating and Variable Rate Instruments

Each Fund may each invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which a Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by a Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.   The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

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Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing.  The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

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Loan Participations and Assignments

Each Fund may invest in loan participations and assignments.  Each Fund considers loan participations and assignments to be investments in debt securities.  Loan participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower.  The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  Under a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.  As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.  When a Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A Fund may have difficulty disposing of assignments and loan participations.  In many cases the market for such instruments is not highly liquid, and therefore each Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors.  The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund’s ability to dispose of particular assignments or loan participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower or the ability to dispose of them at the price issued.

Money Market Instruments/Securities

Each Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

Each Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If a Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to a Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  The Funds may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser pursuant to guidelines established by the Board. A Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

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Each Fund may purchase Rule 144A securities on the GSTrUE exchange and other similar exchanges.  These markets provide access to only institutional and highly sophisticated investors. They allow private companies to raise capital without the disclosure requirements of public markets and follow specific SEC rules to avoid certain disclosure requirements. Under these rules, companies are able to sell securities without registering them if the issued securities are limited to qualified institutional buyers (investors with at least $100 million in assets), and there are less than 500 shareholders.  The market is run through a proprietary trading system. This system allows the members of the exchange to view bid and ask offers and recent sales. Actual transactions are made through special brokers.  Because of the lack of disclosure in these markets, shares are expected to trade at a discount to the equivalent price achievable if the shares were listed on a public market.  Companies utilizing these markets however, believe that the ability to avoid disclosure requirements of public markets is more important than receiving the higher price available from a public exchange listing.

U.S. Government Securities

Each Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  A Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect a Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

Each Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.   Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.  When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.  This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.  Zero coupon securities may have conversion features.  Each Fund also may purchase pay-in-kind bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

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Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for U.S. federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

FUND-OF-FUNDS STRUCTURE

The following supplements the information contained above and in the Prospectus concerning the investment objective, strategies and risks of investing in the Funds.

Section 12(d)(1)(A) of the 1940 Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the 1940 Act and the rules and regulations thereunder.  The Trust and the Adviser have applied for, and received, an exemptive order from the SEC that allows the Funds to invest in both affiliated and unaffiliated investment companies in excess of the limits in Section 12(d)(1) of the 1940 Act subject to the terms and conditions of such order.  Under the terms of such order, prior to its investment in shares of an unaffiliated investment company in excess of the limit in section 12(d)(1)(A)(i) of the 1940 Act, the acquiring fund and the underlying fund must execute a Participation Agreement that is designed to ensure that the board of the underlying fund and its investment advisers understand the terms and conditions of the order and agree to fulfill their responsibilities under the order.  Prior to the granting of the exemptive order, each Fund may also rely on Section 12(d)(1)(F) of the 1940 Act, to the extent applicable.  Section 12(d)(1)(F) provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent.  An investment company that issues shares to a Fund pursuant to paragraph 12(d)(1)(F) will not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. A Fund (or the Adviser acting on behalf of a Fund) must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

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In the alternative, a Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation described above, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) do not exceed the limits on sales loads established by FINRA for a fund of funds.

Notwithstanding the foregoing, the Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Funds do not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s Adviser must waive its management fee in an amount necessary to offset the amounts paid.

Other Investment Companies

Investment Company Shares

As indicated above, investments by the Funds in underlying funds will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances SEC exemptive orders.  A Fund may rely on SEC exemptive orders that permit it to invest in certain Underlying Fund shares beyond the limits contained in the 1940 Act, subject to the terms and conditions of those exemptive orders. By investing in securities of an underlying fund, a Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to a Fund’s own fees and expenses.  Pursuant to SEC rules, the Funds may invest in shares of affiliated and unaffiliated money market funds, subject to the conditions described above.

Open-End Mutual Funds

Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily.  The risks of investing in open-end mutual funds typically reflect securities in which the open-end funds invest.  The net asset value per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund.  Open-end mutual funds are offered in a wide variety of asset classes including: large cap, mid cap, small cap, equity, international, sector, fixed-income and alternative non-traditional strategies.  Each type of fund may have a different investment objective and strategy and different investment portfolio.  Different funds may also be subject to different risks, volatility and fees and expenses.  When a Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

Exchange-Traded Funds

ETFs are typically organized as open-end investment companies or unit investment trusts.  ETFs are traded on exchanges similar to stocks.  Additional information about ETFs can be found in the section above under the heading “Exchange Traded Funds and Other Similar Instruments.”

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Closed-End Funds

Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter.  The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share.  Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios.  They also can be subject to different risks, volatility and fees and expenses.  When a Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

Investment Risk

The underlying funds cover a wide variety of asset classes. The risks associated with various types of underlying funds that invest in different asset classes are described below.  As new underlying fund products become available, the Funds will be able to invest in those funds, consistent with their investment objective and subject to their investment policies and restrictions.

Aggressive Investment Technique Risk (Applicable Only to Pathway Advisors Aggressive Growth Fund)

Underlying funds may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  An underlying fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses that exceed the amounts invested in those instruments.  Such instruments, particularly when used to create leverage, may expose the underlying fund to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index.  The use of aggressive investment techniques also exposes an Underlying Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities on which the aggressive technique is based, including: 1) the risk that an instrument is temporarily mispriced; 2) credit, performance or documentation risk on the amount each underlying fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and an underlying fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust an underlying fund’s position in a particular instrument when desired.

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Non-U.S. Securities and Currency Risk

Each Fund’s assets and net asset value are denominated in U.S. dollars.  Investing in underlying funds that have exposure to non-U.S. securities or currencies other than the U.S. dollar involves certain risks.  The value of such underlying fund’s shares relate directly to the value of non-U.S. securities held by the underlying fund.  Fluctuations in the price of foreign securities could materially and adversely affect the value of the underlying fund’s shares.  The price of the currency may fluctuate widely.  Several factors may affect the price of the currency, including, but not limited to: debt level and trade deficit; inflation rates of the United States and foreign countries and investors’ expectations concerning inflation rates; investment and trading activities of mutual funds, hedge funds and currency funds; and global or regional political, economic or financial events and conditions.  In addition, a currency may not maintain its long-term value in terms of purchasing power in the future.  When the price of the country’s currency declines relative to another currency, it is expected that the price of an underlying fund holding such a currency will decline as well.  Additional information about investments in non-U.S. securities can be found in the section above under the heading “Non-U.S. Securities.”

Commodity Risk

Investing in underlying funds that have exposure to investments in the commodities market may subject the Funds to greater volatility than investments in traditional securities.  Commodities include metals, energy, agricultural products, livestock and minerals.  Certain underlying funds may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments.  The value of commodities and commodity contracts are affected by a variety of factors, including, but not limited to: global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments.  The Funds’ ability to invest in underlying funds that invest in or have exposure to investments in the commodities market may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Concentration Risk

Some underlying funds may be concentrated in a narrow industry.  Concentration risk results from maintaining exposure to issuers conducting business in a specific industry.  The risk of concentrating investments in a limited number of issuers in a particular industry is that the underlying fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.  An index-based underlying fund may have significant exposure to individual companies or industry sectors that constitute a significant portion of the referenced index.  As a result, such an underlying fund will be more susceptible to the risks associated with that specific company or industry sector, which may be different from the risks generally associated with the companies contained in the index. In addition, each Fund limits its investments to a limited universe of investment companies that focus on hedging or alternative investment strategies.
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Derivative Investments Risk

The term “derivatives” has been used to identify a range and variety of financial instruments.  In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities.

The types of derivative securities in which underlying funds invest may include, but are not limited to, foreign currency contracts, futures contracts, options, and swap agreements.  Additional information about these and other derivatives can be found in the section above under various headings, including “Credit Default Swaps,” “Currency Transactions,” “Derivatives,” “Futures Contracts,” “Interest Rate and Equity Swaps and Related Transactions,” “Interest Rate Futures Contracts,” and “Options.”

Distressed and Defaulted Securities Risk

The underlying funds may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default.  Such investments generally trade significantly below par and are considered speculative.

Equity Risk

Underlying funds may invest long or short in a wide variety of equities, including US, foreign and emerging market equities, as well as large cap, mid-cap and small cap stocks.  Equities and securities with equity characteristics entail various risks which can affect underlying funds.

Credit Risk.  Credit risk is the risk that the issuer of a security or counterparty to a transaction will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.  If the issuer or counterparty fails to honor its obligations, the value of that security and of the particular underlying fund’s shares may be reduced.

Market Risk.  Overall stock market risks affect the value of underlying funds, and thus the share price of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Small and Mid-Cap Company Risk.  Investing in underlying funds that own securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers.  Small and mid-cap companies generally have limited product lines, markets and financial resources.  Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies.  Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.  As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Foreign Securities Risk. Investing in underlying funds that invest in foreign issuers involves risks not associated with U.S. investments.  For additional information, please see “Non-U.S. Securities” in the section above.

Emerging Market Risk. The Funds may invest in underlying funds that invest in issuers located in emerging markets.  For additional information, please see “Emerging Market Countries” in the section above.

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Exchange-Traded Note Risk

Underlying funds may invest in ETNs.  Additional information can be found in the section above under the heading “Exchange Traded Notes.”

Fixed Income Risk

Underlying funds may invest long or short in a wide variety of fixed income securities and instruments.  Additional information can be found in the section above under the heading “Fixed Income Securities.”

Below Investment Grade (High Yield or “Junk”) Debt Securities Risk (Applicable Only to Pathway Advisors Aggressive Growth Fund)

Underlying funds may invest in below-investment grade or high yield securities. Additional information can be found in the section above under the heading “High Yield Securities.”

Geographical Concentration Risk

Certain underlying funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions.  In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations.  As a result, underlying funds that focus their investments in a particular geographic region or country may be more volatile than a more geographically diversified fund.

Correlation Risk

There is a risk that changes in the value of hedging instruments used on underlying funds will not match those of the investment being hedged.  Underlying funds benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

Borrowing/Leverage Risk

Underlying funds may borrow money for investment purposes, commonly referred to as “leveraging.”  For additional information, please see “Borrowing” in the section titled “Other Practices.”

Short Sales Risk (Applicable Only to Pathway Advisors Aggressive Growth Fund)

Underlying funds may sell securities short.  Additional information can be found in the section above under the heading “Short Sales.”

Real Estate Investment Trust Risk

Investing in underlying funds that own securities of real estate investment trusts (“REITs”) subjects the underlying fund to the risk of changes in the value of the REIT’s properties and defaults by borrowers or tenants.  Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations.  A REIT’s return may be adversely affected when interest rates are high or rising.  A REIT’s return may be adversely affected if financing is not readily available or if regulations governing REITs change.

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Non-Diversified Risk

Certain underlying funds have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers.  This would make the performance of the underlying fund more susceptible to a single economic, political or regulatory event than a diversified mutual fund or ETF might be.  This risk may be particularly acute with respect to an underlying fund whose index underlying its benchmark comprises a small number of stocks or other securities.

OTHER PRACTICES

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. Each Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of each Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by a Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

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Illiquid Securities

Each Fund, as well as each underlying fund, may invest a certain percentage of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that liquid assignments and loan participations that a Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable each Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Loans of Portfolio Securities

Each Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.  The procedure for the lending of securities will include the following features and conditions.  The collateral typically will consist either of U.S. Government Securities or cash in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund typically will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may be called upon to post additional collateral.  These generally will be “demand” loans and may be terminated by the Fund at any time.  The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  The Fund’s performance will continue to reflect changes in the value of the securities loaned.

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These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities a Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  The Fund may also call such loans in order to sell the securities involved.

Repurchase Agreements

Each Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

Each Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by a Fund.

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INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Funds’ fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of a Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

 As a matter of fundamental policy, each Fund may not:

(1) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be directly invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities), except that each Fund shall, consistent with other applicable laws, invest 25% or more of the value of its total assets at the time of purchase in pooled investment structures which may include, but are not limited to, registered open-end and closed-end investment companies, exchange-traded funds, exchange-traded notes and unregistered investment companies.  For purposes of this Restriction (1), such pooled investment structures shall be regarded as an industry or group of industries.;

(2) Borrow money, except to the extent permitted under the 1940 Act and the rules and regulations thereunder (see “Borrowing” above);

(3) Make loans, except to the extent permitted under the 1940 Act and the rules and regulations thereunder;

(4) Act as an underwriter of securities of other issuers, except to the extent permitted under the 1940 Act and the rules and regulations thereunder;

(5) Purchase or sell real estate, except to the extent permitted under the 1940 Act and the rules and regulations thereunder;

(6) Purchase or sell commodities or commodity contracts, except to the extent permitted under the 1940 Act and the rules and regulations thereunder; and

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(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act and the rules and regulations thereunder.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”).  Under current pronouncements, certain fund positions are excluded from the definition of “senior security” so long as the fund maintains adequate cover, segregation of assets or otherwise.  See “Borrowing” above.

For the purposes of Restriction (1), the Funds currently intend to use the Global Industry Classification Standard (“GICS”).  The use of any particular classification system is not a fundamental policy of the Funds.  The Funds may use other classification titles, standards and systems from time to time.

The underlying funds in which the Funds will invest have adopted certain investment restrictions that may be more or less restrictive than those listed for the applicable Fund above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental investment restrictions listed above for the relevant Fund. The investment restrictions for such underlying funds will be set forth in their respective prospectuses and statements of additional information.

Non-Fundamental Investment Restrictions

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental restrictions and policies,. These, and other non-fundamental investment restrictions disclosed elsewhere in the prospectus or in this statement of additional information may be changed at any time by the Board of Trustees without shareholder approval.. The Funds may not:

 (1) purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of a Fund’s total net assets (based on then-current value) would then be invested in such securities; or

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  Each Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund.  See “Portfolio Transactions and Brokerage” in this SAI.

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For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following table summarizes the portfolio turnover rate for each Fund for the fiscal period noted:

Fund Name	For the fiscal year ended April 30, 2015	For the fiscal year ended April 30, 2014
Pathway Advisors Conservative Fund	50%	38%
Pathway Advisors Aggressive Growth Fund	65%	18%

DISCLOSURE OF PORTFOLIO HOLDINGS

Policy Statement

This Policy sets forth the conditions under which Portfolio Holdings data for Financial Investors Trust (the “Trust”) on behalf of each Fund of the Trust (collectively the “Funds” and each, a “Fund”) may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Funds may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Funds: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board of Trustees of the Trust, or an officer of the Funds.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Funds.

Policy Overview

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Funds from any trading practices or other use by a Third Party that could harm the Funds, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

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The Board of Trustees of the Trust (the “Board”) will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

Only officers of the Funds and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser or sub-adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser or sub-adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Hanson McClain, Inc. (Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily

MFUG Union Bank National Association (Custodian)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Independent Public Accounting Firm)	As needed	None	As needed	As needed

Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

Brown Brothers Harriman & Co.	Daily	None	Daily	Daily

FactSet Research Systems Inc.	Daily	None	Daily	Daily

Investment Technology Group, Inc.	Daily	None	Daily	Daily

Glass, Lewis & Co., LLC	Daily	None	Daily	Daily

Markit WSO Corporation	Daily	None	Daily	Daily

State Street Bank and Trust Company	Daily	None	Daily	Daily

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Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser or sub-adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Funds by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser or sub-adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s or the sub-adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s or the sub-adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The applicable Fund’s investment adviser or sub-adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, the applicable Fund’s investment adviser or sub-adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The Funds currently authorize monthly dissemination of full portfolio holdings after a ten (10) calendar day lag. In addition, except as set forth in this Policy, the full holdings of a Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

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Partial Portfolio Holdings

Except as set forth in this Policy, including Appendix A hereto, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser or sub-adviser of a Fund of compiled data concerning accounts managed by the particular adviser or sub-adviser; or
▪
Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund).  Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser.  Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser.  Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable.  The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, one client may sell a particular security to another client.  It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

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Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Fund through a substantial number of brokers and dealers.  In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below.  In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion.  In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders.  In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.  Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.  The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

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In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal period noted:

Fund Name	For the Fiscal year ended April 30, 2015	For the Fiscal year ended April 30, 2014	For the Fiscal Period July 30, 2012 (inception) to April 30, 2013
Pathway Advisors Conservative Fund	$175	$664	$252
Pathway Advisors Aggressive Growth Fund	$429	$1,657	$416

No Fund had any transactions identified for execution primarily on the basis of research and other services provided to each Fund and therefore no related commissions.

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Funds or the Adviser during the fiscal period noted below:

Fund Name	For the Fiscal year ended April 30, 2015	For the Fiscal year ended through April 30, 2014	For the Fiscal Period July 30, 2012 (inception) to April 30, 2013
Pathway Advisors Conservative Fund	$0	$0	$0
Pathway Advisors Aggressive Growth Fund	$0	$0	$0

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Each Fund may acquire securities of brokers who execute the Funds’ portfolio transactions. As of April 30, 2014, each Fund owned securities of its regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker- Dealer	Market Value of Securities Owned
Pathway Advisors Conservative Fund	N/A	N/A
Pathway Advisors Aggressive Growth Fund	N/A	N/A

PURCHASE AND REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”) will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions.  The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Each Fund currently offers one class of shares.

Other Information

The minimum initial and subsequent investments in each Fund are set forth in the Prospectus.

Subsequent investments may be made at any time by mailing a check to the Transfer Agent. Shareholders should be sure to write the Fund name and account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of a Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date a Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Please include your account number with the wire instructions. If you are sending a wire for a new account, please complete an account application and send to the Fund. You will receive an account number to include with your wire instructions. For more details on wiring instructions please call 1-888-288-1121 between 8:00 AM-5:00 PM Pacific Standard Time. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for a Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call (888) 288-1121 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If a Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

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The price of a Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Exchanging Shares

Exchanges, like purchases, can generally be effected through financial intermediaries or directly with a Fund.  If you have held your shares in a Fund for at least seven days, you may exchange those shares for shares of another Fund.  Please contact the Fund, your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the exchanging of shares.

If you are an existing shareholder of a Fund, you may exchange into a new account copying your existing account registration and options.  Exchanges between accounts will be accepted only if registrations are identical.

Exchanges must meet the minimum investment requirements described in “Investment Minimums” above.

Before effecting an exchange, you should read the prospectus for the Fund into which you are exchanging.

An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund.  Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-deferred account.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.  Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation.  Call or write each Fund for further details.

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of a Fund, a Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

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Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. Each Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until a Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 7 days or more.

Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program.  Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption. Shareholders can request for overnight delivery for $22.00 overnight fee.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

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A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.  A shareholder can redeem to a new address of record after 7 days from the date the address was changed without the signature guarantee and assuming the request is in good order.

Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at (888) 288-1121.  Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent.  Each Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so.  Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund.  Neither any Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions.  Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures.  Each Fund may require personal identification codes.

Rule 12b-1 Plan

As described in the Prospectus, each Fund has adopted a separate plan of distribution for its shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow each Fund to use its assets to pay fees in connection with the distribution and marketing of Fund shares and/or the provision of shareholder services to Fund shareholders.  The Plans permit payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses.

The Plans permit each Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in a Fund, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of each Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of a Fund. Each Plan may be amended by vote of the relevant Trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in a Plan that would materially increase the fees payable thereunder by the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred.

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Each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees of the Trust who have no financial interest in the operation of the Plan and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

Amounts Expensed Under the 12b-1 Plan

For the fiscal year ended April 30, 2015, the total amounts paid by each Fund to ADI (substantially all of which ADI paid out as compensation to broker-dealers and other service providers) under the Plan are summarized below.

	Advertising and Literature	Printing and Postage	Payment to Dealers	Compensation to Sales Personnel	Total 12b-1 Payments
Pathway Advisors Conservative Fund			$23,987		$23,987
Pathway Advisors Aggressive Growth Fund			$44,572		$44,572

Shareholder Services Plan

Each Fund has adopted a shareholder services plan (a “Shareholder Services Plan”).  Under the Shareholder Services Plan, each of the aforementioned Funds is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of a Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing services pursuant to an agreement with a Participating Organization.  Any amount of such payment not paid during a Fund’s fiscal year for such service activities shall be reimbursed to such Fund as soon as practicable.

TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of its Board. The Board approves all significant agreements between a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of each Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

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INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	34	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran formerly served as President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado, from 1991 to 2007. During his career as an attorney from 1958 to 1991, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	34	None.
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	34	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	34	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
			34	None.

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INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee

Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
34
Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS
Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc. and ALPS Series Trust and  Chief Financial Officer of The Arbitrage Funds.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Assistant Secretary of the Griffin Institutional Access Real Estate Fund, James Advantage Funds, and WesMark Funds. Ms. Legg also serves as Secretary to ALPS Series Trust.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS.  Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.  Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds, Centre Funds, Reality Shares ETF Trust and Transparent Value Trust.

_______________
 *     All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO  80203.
**   Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
*** The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which Hanson McClain, Inc. provides investment advisory services (currently none).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

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Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-President and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC.  Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997, and lead Independent Trustee since 2010.  Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009.   Mr. Rutledge is the President and owner of Rutledge’s Inc., an upscale men’s clothing store, which he opened in 1967.  Mr. Rutledge has over 40 years of business experience.  He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009.   In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO.  From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009.  Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as its Chief Executive Officer and Director.  He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc.  Mr. Burke has over 20 years of financial services and investment management experience.  Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity.  Mr. Burke has a B.A. in Economics from the University of New Hampshire.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

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None of the Independent Trustees own securities in the Adviser or Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or Distributor.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time.  Mr. Moran serves as a lead Independent Trustee. The lead independent trustee is responsible for chairing any meetings of the independent trustees.  The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

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None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (the “Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees, are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell.  The Audit Committee met three times during the fiscal year ended April 30, 2015.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended April 30, 2015.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2014, the dollar ranges of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edmund J. Burke	None	None

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As of December 31, 2014, the dollar ranges of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

Independent Trustees		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Dollar Range of Equity Securities in the Funds
Mary K. Anstine	$10,0001 - $50,000	$10,0001 - $50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	over $100,000
Michael “Ross” Shell	None	None

Trustees Remuneration: Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$46,000	$0	$0	$46,000
Jeremy W. Deems	$46,000	$0	$0	$46,000
John R. Moran, Jr.	$46,000	$0	$0	$46,000
Jerry G. Rutledge	$46,000	$0	$0	$46,000
Michael “Ross” Shell	$46,000	$0	$0	$46,000

*    The Fund Complex currently consists of 34 series of the Trust and any other investment companies for which any Trustee serves as trustee for and which the Adviser provides investment advisory services, currently none.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

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INVESTMENT ADVISER

The Adviser, subject to the authority of the Board of Trustees, is responsible for the overall management and administration of each Fund’s business affairs.  The Adviser commenced business operations in 1993 and is registered with the SEC as an investment adviser.  As of June 30, 2015, the Adviser provided investment advice with respect to over $21 billion in assets.  The Adviser’s principal address is 8775 Folsom Blvd., Suite 100, Sacramento, CA 95826.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee of 1.00% based on the Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board, the shareholders of each Fund by a vote of a majority of the outstanding voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.  A discussion regarding the basis for the Board’s approval of the renewal of each Fund’s Advisory Agreement will be provided in the Funds’ semi-annual report to shareholders for the period ended October 31, 2015.

The table below shows the management fees paid by each Fund to the Adviser for the periods indicated:	For the Fiscal year end April 30, 2015		For the Fiscal year end April 30, 2014		For the Fiscal Period July 30, 2012 (inception) to April 30, 2013
	Pathway Advisors Conservative Fund	Pathway Advisors Aggressive Growth Fund	Pathway Advisors Conservative Fund	Pathway Advisors Aggressive Growth Fund	Pathway Advisors Conservative Fund	Pathway Advisors Aggressive Growth Fund
Gross Advisory Fees	$95,949	$ 178,286	$ 33,315	$ 95,718	$ 3,213	$ 3,911
Waiver of Advisory Fees	($73,567)	($72,255)	($33,315)	($76,819)	($3,213)	($3,911)
Reimbursement of other Expenses	$0	$0	($64,156)	($44,007)	($150,694)	($163,337)
Net Advisory Fees	$22,382	$ 106,031	$ 0	$18,899	$ 0	$ 0

As described in the Prospectus under “Fees and Expenses,” the Adviser has contractually agreed to limit the amount of each Fund’s total annual expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.88% of the Fund’s average daily net assets.  This agreement is in effect through August 31, 2016.  Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by each Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”).  In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Advisors, Inc. and ALPS Fund Services, Inc.) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Funds. The Distributor is not obligated to sell any specific amount of Fund shares.

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CODE OF ETHICS

The Fund, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act.  These codes of ethics permit the personnel of these entities to invest in securities, including securities that a Fund may purchase or hold.  The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

Each Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI and ALPS Advisors, Inc.) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds.  Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

The table below shows the administrative fees earned by ALPS for the periods indicated:

	For the Fiscal year ended April 30, 2015	For the Fiscal year end April 30, 2014	For the Fiscal Period July 30, 2012 (inception) to April 30, 2013
Pathway Advisors Conservative Fund	$36,146	$26,635	$52,381
Pathway Advisors Aggressive Growth Fund	$68,389	$65,051	$63,295

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.  When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling (855) 268-2242 and (ii) on the SEC’s website at http://www.sec.gov.

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PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of August 1, 2015 the following shareholders owned 5% or more of the outstanding shares of each Fund as listed below:

Fund	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Pathway Advisors Aggressive Growth Fund	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	62.02%	Record
Pathway Advisors Aggressive Growth Fund	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	12.28%	Record
Pathway Advisors Aggressive Growth Fund	PERSHING LLC 1 PERSHING PLZ JERSEY CITY, NJ 07399	17.52%	Record
Pathway Advisors Aggressive Growth Fund	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVD MALVERN, PA 19355	5.86%	Record
Pathway Advisors Conservative Fund	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	62.41%	Record
Pathway Advisors Conservative Fund	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	7.32%	Record
Pathway Advisors Conservative Fund	PERSHING LLC 1 PERSHING PLZ JERSEY CITY, NJ 07399	20.08%	Record
Pathway Advisors Conservative Fund	VANGUARD MARKETING CORPORATION 100 VANGUARD BLVD MALVERN, PA 19355	6.86%	Record

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The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

A Fund’s expenses include taxes, interest, fees and salaries of such Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Funds.

Other Accounts Managed by Portfolio Managers

The table below identifies as of April 30, 2015, for the portfolio managers of each Fund, the number of accounts (other than the Funds with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s) for the Funds	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
David Schauer, CFA, MSFA, CFP	0	$0	0	$0	8,830	$2,100
James Worden	0	$0	0	$0	8,830	$2,100

Portfolio Manager Compensation

The compensation program for the portfolio manager consists of a base salary.

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Conflicts of Interest with Other Accounts

The portfolio manager for each Fund manages multiple accounts, including the referenced Funds.  The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account.  Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund.  The Adviser has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of April 30, 2014.

FUND	Pathway Advisors Conservative Fund	Pathway Advisors Aggressive Growth Fund
Portfolio Manager(s)	Dollar Range of Ownership of Securities –	Dollar Range of Ownership of Securities –
David Schauer, CFA, MSFA, CFP	$0	$0
James Worden	$0	$0

NET ASSET VALUE

The following is a description of the procedures used by a Fund in valuing its assets.  Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time).  The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

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Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or individuals who are residents of the United States for U.S. tax purposes, (ii) corporations organized under the laws of the United States or any state (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv)financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the following discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

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General Policies

In general, it is each Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income and short-term capital gains. It is also each Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of a Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution.  Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash.  The election may be made at any time by submitting a written request directly to the applicable Fund.  In order for a change to be in effect for any dividend or distribution, it must be received by such Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the applicable Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of such Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of such Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which such Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

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With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – such Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, such a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, such a Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the effected Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that a Fund distributes to shareholders on a timely basis.  Each Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, a Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

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If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of such a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, such a Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

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Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by such Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholer, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the applicable Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both such Fund and its shareholders.  No Fund expects a significant portion of distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in that Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by a Fund as “exempt-interest dividends,” a designation which the Funds generally do not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by such Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

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Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of such Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

Passive Foreign Investment Companies

Funds that invest in non-U.S. securities may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”).  In order to avoid U.S. federal income tax and an additional charge on any “excess distribution” from PFICs or gain from the disposition of PFIC shares, a Fund may elect to “mark-to-market” annually its investments in such entities, which will result in such Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year.  As a result of the mark-to-market election, an electing Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains.  By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  An electing Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.  Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by an electing Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  In order to make a QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Non-U.S. Taxes

Each Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in such Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations (including foreign governments), such Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If a Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of such Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by a Fund may be subject to certain limitations imposed by the Code.

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Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

If a Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.  The Funds make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

Financial Products

Each Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by such Fund, defer such Fund’s losses, cause adjustments in the holding periods of such Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of a Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.”  Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character.  Section 1256 contracts held by a Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by a Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by such Fund.  Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

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Rules governing the tax aspects of notional principal contracts in which a Fund may invest are not clear in various respects.  As a result, the IRS could challenge a Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of such Fund as a regulated investment company.

A Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by a Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of a Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between such Fund’s book income and taxable income.  This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require such Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

A Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though such Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, an effected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  An affected Fund may realize gains or losses from such sales.  In the event such Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  Each Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

Each Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for a Fund.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by a Fund if it invests in such securities in order to seek to ensure that such Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

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Real Estate Investment Trusts

A Fund’s investments in REIT equity securities, if any, may result in such Fund’s receipt of cash in excess of the REIT’s earnings.  If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund.  Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders.  Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Tax-Exempt Shareholders

Under current law, each Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders.  Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the applicable Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in the applicable Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code.  If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax on such income.  A Fund may invest in REITs that hold residual interests in REMICs.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish such Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, and to any shareholder that fails to certify to such Fund that it is not subject to such withholding.  The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and sold on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Fund will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The historical legal requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and sold on and after that date.

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Surtax on Net Investment Income

A surtax of 3.8% will apply to the “net investment income” of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, in each case in excess of a threshold amount.  Net investment income includes  interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business).  Net investment income includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares. Net investment income is reduced by deductions properly allocable to such income. Holders of Fund shares should consult their tax advisors regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.
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Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment in the Funds would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign tax consequences of an investment in a Fund.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of thirty-four separate portfolios or series as of the date of this Statement of Additional Information.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approval of the Investment Advisory Contract is a matter to be determined separately by each fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

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Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets attributable to such Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUNDS

Custodian.  MFUG Union Bank National Association (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California  94104, serves as the custodian for the Funds.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of ADI.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s independent registered public accounting firm.  Deloitte is located at 555 17th Street, Suite 3600, Denver, Colorado 80202.

Counsel.  Davis Graham & Stubbs LLP serves as counsel to the Funds and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

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PERFORMANCE INFORMATION

Yield and Total Return.  The Funds may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

Each Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing each Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of each Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in each Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) of each Fund are incorporated in this SAI by reference.  The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report.  You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Funds at the address or number on the front page of this SAI.

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APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher.  The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of the Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

A-1

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

A-2

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

A-3

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

A-4

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A-5

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

A-6

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

A-7

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

A-8

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

●	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

●	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

●	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

A-9

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

A-10

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

A-11

APPENDIX B

Proxy Voting Policy, Procedures and Guidelines

The Funds have delegated the voting of portfolio securities to the Adviser on behalf of the Funds.  The Adviser has adopted proxy voting policies and procedures in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interest of a Fund’s shareholders and those of the Adviser.

If a Fund purchases securities issued by another investment company, the Fund intends to vote the shares held by it in the same proportion as the vote of all other holders of the securities (echo voting).
B-1

August 31, 2015
STATEMENT OF ADDITIONAL INFORMATION

Name of Fund	Ticker
	Class A	Class I
Redmont Resolute Fund I	RMRFX	RMREX
Redmont Resolute Fund II	N/A	RMRGX

P.O. Box 1436
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class A and Class I Shares (collectively, the “Shares”), as applicable, of the Funds listed above (individually, a “Fund” and collectively, the “Funds”), each of which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”).  Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  Highland Associates, Inc. (“Highland” or the “Adviser”) is the investment adviser of each Fund.  Redmont Resolute Fund I offers all classes of the Shares.  Redmont Resolute Fund II offers only Class I Shares.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by each Fund’s current Prospectus dated August 31, 2015, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Funds at the address listed above, or by calling the Funds’ transfer agent at (855) 268-2242.  The Funds’ most recent Annual Reports, if any, are incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about Redmont Resolute Fund I and Redmont Resolute Fund II (individually, a “Fund” and collectively, the “Funds”), two series of the Trust.  Each Fund is a series of the Trust, an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  Each of the Funds is classified as diversified.

What are the Funds’ Investment Objectives?

•	Each Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets.

Total return measures the total performance of an investment including interest, capital gains, dividends, and distributions realized over a given period of time.  While there is no assurance that a Fund will achieve its investment objective, each Fund endeavors to do so by following the strategies and policies described in its Prospectus.

Each Fund’s Board of Trustees (the “Board”) may change this investment objective without a shareholder vote.  Each Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s investment objective, you should consider whether the Fund remains an appropriate investment for you.

What are each Fund’s Principal Investment Strategies?

Each Fund pursues its objective primarily by allocating its assets among (i) investment sub-advisers (the “Sub-Advisers”) who manage alternative or hedging investment strategies, (ii) other open-end investment companies, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that use alternative or hedging strategies, and (iii) derivatives, principally total return swaps on reference pools of securities which may be managed by unaffiliated parties (“Underlying Pools”), for the purposes of seeking economic exposure to alternative or hedging strategies.  These three primary approaches to achieve exposure to alternative or hedging strategies will be collectively referred to as the "Underlying Investment Strategies" of the Funds.  The Funds may also invest in closed-end funds and exchange-traded funds, which also provide exposure to hedging or alternative strategies.  Collectively, the open-end funds, closed-end funds and exchange-traded funds in which the Fund may invest are referred to as "Underlying Funds.”

The hedging or alternative strategies to which the Fund's Underlying Investment Strategies seek to provide exposure may include, among other techniques, the use of short selling, options, futures, derivatives or similar instruments.  Alternative investment strategies may include, among others, long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; distressed securities; and other investment techniques that are expected to achieve each Fund's investment objective.  These strategies are common hedge fund-type strategies and may attempt to exploit disparities or inefficiencies in the markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes or special situations or events (such as spin-offs or reorganizations).

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The Adviser determines the allocation of each Fund's assets among the various Underlying Investment Strategies. In selecting and weighting investment options, the Adviser seeks to identify Underlying Investment Strategies which, based on the investment styles and historical performance of the associated managers, have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk-adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any an Underlying Investment Strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors.  By allocating its assets among a number of investment options, each Fund seeks to provide exposure to a broad array of assets with less risk and lower volatility than if the Fund utilized a single Manager or a single strategy approach. Each Fund is not required to invest in any minimum number of Underlying Investment Strategies, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser, Underlying Fund, derivatives, investment strategy, or market sector. The Adviser may change the allocation of the Funds’ assets among the available investment options, and may add or remove Underlying Investment Strategies, at any time.

Each Fund’s Board may change its principal investment strategies without a shareholder vote.  Each Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a Fund’s principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

INVESTMENT POLICIES AND RISKS APPLICABLE TO BOTH FUNDS

Portfolio Turnover.  Each Fund may engage in short-term trading.  This means that a Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser believes that the sale is in the best interest of that Fund (for example, if the portfolio managers believe an alternative investment has greater growth potential).  This activity will increase a Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce that Fund’s investment performance.  In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of a Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed as ordinary income.

Cash Position.  Each Fund may not always stay fully invested in stocks, bonds or other investment companies.  For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when the portfolio managers are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase.  In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities.  When a Fund’s investments in cash or similar investments increase, as a temporary defensive measure or otherwise, it may not participate in market advance or declines to the same extent that it would if that Fund remained more fully invested in stocks or bonds.  In such case, the Funds may be less likely to achieve their respective investment objectives.

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ADDITIONAL INVESTMENT ACTIVITIES AND RISKS APPLICABLE TO BOTH FUNDS

Each Fund, or directly or through an Underlying Investment Strategy, may also invest in the following types of securities, or engage in certain investment activities, as generally described below. The following is not meant to be an exclusive list of all the securities and instruments in which each Fund (directly or through an Underlying Investment Strategy) may invest or investment strategies in which it may engage, and each Fund or an Underlying Investment Strategy may invest in instruments and securities and engage in strategies other than those listed below. References to a Fund’s investments in the following sections also contemplate a Fund’s indirect investments through an Underlying Investment Strategy and, to the extent appropriate, the associated considerations that would be indirectly applicable to a Fund.

Equity Investments

Each Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into. Each Fund’s investment process is biased toward value.

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Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Investment Company Shares

Investments by the Funds in Underlying Funds will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances, Securities and Exchange Commission (“SEC”) exemptive orders.  A Fund may rely on SEC exemptive orders that permit it to invest in certain Underlying Fund shares beyond the limits contained in the 1940 Act, subject to the terms and conditions of those exemptive orders. By investing in securities of an Underlying Fund, a Fund’s shareholders will indirectly bear the fees and expenses of that Underlying Fund in addition to a Fund’s own fees and expenses.  Pursuant to SEC rules, the Funds may invest in shares of affiliated and unaffiliated money market funds, subject to the conditions described below under “Fund of Funds Structure.”

Open-End Mutual Funds

Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily.  The risks of investing in open-end mutual funds typically reflect securities in which the open-end funds invest.  The net asset value per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund.  Open-end mutual funds are offered in a wide variety of asset classes including: large cap, mid cap, small cap, equity, international, sector, fixed-income and alternative non-traditional strategies.  Each type of fund may have a different investment objective and strategy and different investment portfolio.  Different funds may also be subject to different risks, volatility and fees and expenses.  When a Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’ fees and expenses, as well as their share of the Fund’s fees and expenses.

Closed-End Funds

Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter.  The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the funds invest. Investments in closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share.  Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios.  They also can be subject to different risks, volatility and fees and expenses.  When the Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.

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Exchange Traded Funds and Other Similar Instruments

Shares of ETFs and other similar instruments may be purchased by a Fund.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  Each Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which a Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by a Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected.  If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Exchange-Traded Notes

The Funds and Underlying Funds may invest in exchange-traded notes (“ETNs”). ETNs are securities that combine aspects of a bond and an ETF.  ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security.  ETNs are traded on a securities exchange.  Their value is based on their reference index or strategy and the credit quality of the issuer.  ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index.  When a Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs.  Additionally, trading of ETNs may be halted or delisted by the listing exchange.

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Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Commodity Risk

Exposure to investments in the commodities market may subject the Funds to greater volatility than investments in traditional securities.  Commodities include metals, energy, agricultural products, livestock and minerals.  The Funds, either directly or indirectly through certain Underlying Investment Strategies, may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments.  The value of commodities and commodity contracts are affected by a variety of factors, including, but not limited to: global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments.  The Funds’ ability to invest in or have exposure to investments in the commodities market may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Concentration Risk

Some Underlying Investment Strategies may be concentrated in a narrow industry.  Concentration risk results from maintaining exposure to issuers conducting business in a specific industry.  The risk of concentrating investments in a limited number of issuers in a particular industry is that an Underlying Investment Strategy will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.  An index-based Underlying Investment Strategy may have significant exposure to individual companies or industry sectors that constitute a significant portion of the referenced index.  As a result, such an Underlying Investment Strategy will be more susceptible to the risks associated with that specific company or industry sector, which may be different from the risks generally associated with the companies contained in the index. In addition, each Fund limits its investments to a limited universe of investment companies that focus on hedging or alternative investment strategies.

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Derivatives

Each Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, no Fund will be obligated to use derivatives and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which a Fund may invest include, but are not limited to, total return swaps, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and over-the-counter (“OTC”) put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

The use of total return swaps on Underlying Pools allows a Fund to obtain net long or net negative/short exposures to specific securities, securities indices, interest rates, credits, or currencies without having actually to purchase or sell underlying securities or other instruments.  The use of derivative instruments may allow the investment manager to make tactical allocations with fewer transaction costs than it might otherwise incur but changing allocations to the Underlying Funds or Sub-Advisers.  Swap agreements, such as total return swaps, are contracts between the Fund and, typically a brokerage firm or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years.  In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underling instruments.  The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange.  The parties typically do not actually exchange the notional amount.  Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in the given instruments.  In a total return swap, the Fund and the swap counterparty agree to “swap” the total return (including typically, income and capital gains distributions, principal prepayment, credit losses, etc.) of an underlying reference asset (such as an index, security or a managed account) in exchange for a regular payment, at a floating rate, at a fixed rate, or the total rate of return on another financial instrument.  The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset or index).

Derivatives may also be used, among other reasons, as part of a Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance a Fund’s income or gain. A Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of a Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select a Fund’s portfolio securities.

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Subject to the constraints described above, a Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. A Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Total return swaps could result in losses if the reference index, security, or managed account do not perform as anticipated.  The use of swaps may not always be successful; using them could lower the Fund’s total return, their prices can be highly volatile, and the potential loss from the use of swaps can exceed a Fund’s initial investment in such instruments.  Also, the other party to a swap agreement could default on its obligations or refuse to cash out a Fund’s investment at a reasonable price, which could turn an expected gain into a loss.  Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “Taxes.”

The Funds’ use of certain derivatives is subject to the Commodity Exchange Act (“CEA”) and the rules and regulations of the Commodity Futures Trading Commission (‘CFTC”).  The Adviser is a registered commodity pool operator under the CEA.

Currency Transactions

Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

Each Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, a Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

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Each Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Fund’s securities are or are expected to be denominated and to buy dollars.

If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Futures Contracts

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. The Funds may enter into futures contracts and related options as permitted under CFTC Rules. The Adviser expects that the Funds’ futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices.

CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Funds may be subject to amendment.  Amendments to such regulations by the CFTC may affect the ability of a Fund to use futures and commodity interests, and could affect the Fund’s ability to achieve its investment objective.

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Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). A Fund may use futures contracts and related options for hedging purposes and for investment purposes. A Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund’s securities. Each Fund will designate assets with respect to futures contracts and options thereon as described below under “Use of Segregated and Other Special Accounts.”

Interest Rate Futures Contracts

Each Fund may enter into interest rate futures contracts, for example, in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular debt security or index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if a Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, because the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to take a position without having to sell its portfolio securities. Similarly, when the Adviser expects that interest rates may decline, a Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, a Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized.

The use of options and futures transactions entails risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund could create the possibility that losses on the derivative will be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. A Fund might not be able to close out certain positions without incurring substantial losses. To the extent a Fund utilizes futures and options transactions for hedging, such transactions should tend to decrease the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

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Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. A Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, a Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, a Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by a Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by a Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

By writing a call, a Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, a Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by a Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

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A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. A Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for a Fund. A Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

A Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

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The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each of the Funds reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices

Each Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Funds may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, a Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Options on Currencies

Each Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

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Options on Futures Contracts

Each Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Interest Rate and Equity Swaps and Related Transactions

Each Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. Each Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by a Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

Each Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability. If a Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

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The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Funds would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with futures and options strategies, the effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the a Fund’s rights and obligations relating to the investment).

There is no limit on the amount of interest rate and equity swap transactions that may be entered into by a Fund. The effective use of swaps and related transactions by a Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent a Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. A Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

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Credit Default Swaps

Each Fund may enter into credit default swap contracts for hedging purposes or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.  When a Fund is a seller of credit default swaps, it will segregate the full notional amount of the credit default swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the CFTC, SEC or both.  Both the CFTC and the SEC have issued guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps.  As they attempt to finalize various rulemakings mandated by the Dodd-Frank Act, either or both of the CFTC and SEC may issue additional guidance or relief to provide additional clarity.  Further action by the CFTC or SEC may affect a Fund’s ability to use credit default swaps or may require additional disclosure by a Fund.

Indexed Securities

Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

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Losses resulting from the use of derivatives will reduce a Fund’s net asset value, and possibly income, and the losses can be greater than if derivatives had not been used.

Combined Transactions

Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Use of Segregated and Other Special Accounts

Use of many derivatives by a Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. The options entered into by a Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.  In the case of derivative contracts that do not cash settle, for example, a Fund will typically set aside liquid assets equal to the full notional value of the derivative contracts while the positions are open. With respect to derivative contracts that do cash settle, however, a Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the derivative contracts, if any, rather than their full notional value. Each Fund reserves the right to modify its asset segregation policies in the future to, among other things, comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation. By setting aside assets equal to only its net obligations under cash-settled derivative contracts, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional amount of the derivative contracts.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

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Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Short Sales

Each Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. Each Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

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Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Funds may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. A Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of the Fund.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

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Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of a Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in a Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits a Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain non-U.S. banks and other financial institutions.

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Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit each Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for either Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. A Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Credit Ratings

The securities in which either Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in either Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management.  For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. A Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

Emerging Market Countries

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries.  For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain of such countries face serious exchange constraints.   In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.  In certain cases, the government owns or controls many companies, including the largest in the country.  Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and a Fund, as well as the value of securities in the Fund.

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Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of a Fund’s portfolio.  Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors.  Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect a Fund.  In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances.  Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a Fund.

Fixed Income Securities

Each Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although a Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

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Mortgage-Related And Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Each Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities.

Mortgage Pass-Through Securities

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies.

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Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, a Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”)

A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

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In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

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CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities

Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

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Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Mortgage “Dollar Roll” Transactions

Each Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, a Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. A Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. For financial reporting and U.S. federal income tax purposes, each Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. None of the Funds currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

Consistent with each Fund’s investment objectives and policies, the Fund also may invest in other types of asset-backed securities.

Bank Obligations

Bank obligations that may be purchased by each Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.   Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Convertible Securities

Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.   The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

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High Yield Securities

Each Fund may invest in high yield securities.  High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions.  Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. A Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with funds that invest in higher rated fixed income securities.

Changes in Credit Ratings.  Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.  The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate.  Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

Liquidity.  The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities.  The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds.  In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in a Fund’s portfolio.  These factors may have an adverse effect on the ability of a Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of such Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments.  Prices for high yield securities may be affected by legislative and regulatory developments.  These laws could adversely affect a Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.  For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

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High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.  In addition, such securities present a higher degree of credit risk.  Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness.  A Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States.  In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which a Fund invests will bear interest at fixed rates but a Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally.  For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which a Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden.  Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.

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The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Firm Commitments and When-Issued Securities

Each Fund may purchase securities on a firm commitment basis, including when-issued securities.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  A Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  A Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Floating and Variable Rate Instruments

Each Fund may each invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which a Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

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Certain of the floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by a Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.   The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing.  The risk of early prepayment is the primary risk associated with IOs.

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Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

Loan Participations and Assignments

Each Fund may invest in loan participations and assignments.  Each Fund considers loan participations and assignments to be investments in debt securities.  Loan participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower.  The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  Under a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.  As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.  When a Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

A Fund may have difficulty disposing of assignments and loan participations.  In many cases the market for such instruments is not highly liquid, and therefore each Fund anticipates that in such cases such instruments could be sold only to a limited number of institutional investors.  The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Fund’s ability to dispose of particular assignments or loan participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower or the ability to dispose of them at the price issued.

Money Market Instruments/Securities

Each Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

Each Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If a Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to a Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  The Funds may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser pursuant to guidelines established by the Board. A Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

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Each Fund may purchase Rule 144A securities on the GSTrUE exchange and other similar exchanges.  These markets provide access to only institutional and highly sophisticated investors. They allow private companies to raise capital without the disclosure requirements of public markets and follow specific SEC rules to avoid certain disclosure requirements. Under these rules, companies are able to sell securities without registering them if the issued securities are limited to qualified institutional buyers (investors with at least $100 million in assets), and there are less than 500 shareholders.  The market is run through a proprietary trading system. This system allows the members of the exchange to view bid and ask offers and recent sales. Actual transactions are made through special brokers.  Because of the lack of disclosure in these markets, shares are expected to trade at a discount to the equivalent price achievable if the shares were listed on a public market.  Companies utilizing these markets however, believe that the ability to avoid disclosure requirements of public markets is more important than receiving the higher price available from a public exchange listing.

Distressed and Defaulted Securities

The Funds may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default.  Such investments generally trade significantly below par and are considered speculative.

Geographical Concentration Risk

Each Fund’s investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions.  In addition, currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations.  As a result, to the extent a Fund focuses its investments in a particular geographic region or country it may be more volatile than a more geographically diversified fund.

Correlation Risk

There is a risk that changes in the value of hedging instruments used will not match those of the investment being hedged.  Underlying Funds benchmarked to an inverse multiple of an index should lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from traditional mutual funds.

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U.S. Government Securities

Each Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  A Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect a Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

Each Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.   Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.  When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.  This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.  Zero coupon securities may have conversion features.  Each Fund also may purchase pay-in-kind bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for U.S. federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

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Non-Diversified Risk

Certain Underlying Investment Strategies have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers.  This would make the performance of the Underlying Investment Strategy more susceptible to a single economic, political or regulatory event than a diversified mutual fund or ETF might be.  This risk may be particularly acute with respect to an Underlying Investment Strategy whose index underlying its benchmark comprises a small number of stocks or other securities.

FUND-OF-FUNDS STRUCTURE

The following supplements the information contained above and in the Prospectuses concerning the investment objective, strategies and risks of investing in the Funds.

Section 12(d)(1)(A) of the 1940 Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the 1940 Act and the rules and regulations thereunder. The Trust and Highland were granted an exemptive order from the SEC that allows the Funds to invest in both affiliated and unaffiliated investment companies in excess of the limits in Section 12(d)(1) of the 1940 Act subject to the terms and conditions of such order. Under the terms of such order, prior to its investment in shares of an unaffiliated investment company in excess of the limit in section 12(d)(1)(A)(i) of the 1940 Act, the acquiring fund and the underlying fund must execute a Participation Agreement that is designed to ensure that the board of the underlying fund and its investment adviser understand the terms and conditions of the order and agree to fulfill their responsibilities under the order.

Notwithstanding the foregoing, the Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Funds do not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s Adviser must waive its management fee in an amount necessary to offset the amounts paid.

OTHER PRACTICES

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

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Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. Each Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of each Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by a Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

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Illiquid Securities

Each Fund, as well as each Underlying Fund, may invest a certain percentage of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that liquid assignments and loan participations that a Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable each Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Loans of Portfolio Securities

Each Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.  The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by the Fund at any time.  The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities a Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  The Fund may typically also call such loans in order to sell the securities involved.

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Repurchase Agreements

Each Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

Each Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by a Fund.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Funds’ fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of a Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

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In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.
.  Unless otherwise noted, each of these policies applies to each Fund.

Each Fund may not:

(1) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities), provided that registered investment companies shall not be regarded as an industry or group of industries for purposes of this limitation;

(2) Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3) Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6) Purchase or sell commodities or commodity contracts unless acquired as a result of ownership securities or other investments, provided that this limitation does not preclude a Fund from entering into futures contracts and options thereon in accordance with the Fund’s investment objective and policies, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities;

(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC.  Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.  See “Borrowing” above.

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For the purposes of Restriction (1), the Funds currently intend to use the Global Industry Classification Standard (“GICS”).  These classifications are not fundamental policies of the Funds.  The Funds may use other classification titles, standards and systems from time to time.

The Underlying Funds in which the Funds will invest have adopted certain investment restrictions that may be more or less restrictive than those listed for the applicable Fund above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental investment restrictions listed above for the relevant Fund. The investment restrictions for such Underlying Funds will be set forth in their respective prospectuses and statements of additional information.

Non-Fundamental Investment Restrictions

In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental restrictions and policies. These, and other non-fundamental investment restrictions disclosed elsewhere in the prospectus or in this statement of additional information may be changed at any time by the Board of Trustees without shareholder approval. For purposes of the non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes. The Funds may not:
 (1) purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of a Fund’s total net assets (based on then-current value) would then be invested in such securities; or

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board.

Master/Feeder Structure

In lieu of investing directly, the Board may consider whether a Fund’s investment objective would be furthered by converting to a master/feeder structure, pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.  The master/feeder structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a master/feeder structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in a Fund.  In addition, a master/feeder structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure.  No assurance can be given, however, that the master/feeder structure will result in a Fund stabilizing its expenses or achieving greater operational efficiencies.

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Each Fund’s methods of operation and shareholder services would not be materially affected by the investment in another investment company (“Master Fund”) having substantially the same investment objective and policies as the Fund, except that the assets of the Fund may be managed as part of a larger pool of assets.  If a Fund invested all of its assets in a Master Fund, it would hold beneficial interests in the Master Fund and the Master Fund would directly invest in accordance with the objectives and policies described for the Fund.  The Fund would otherwise continue its normal operation.  The Board would retain the right to withdraw a Fund’s investment from a Master Fund at any time it determines that it would be in the best interest to shareholders to do so.  The Fund would then resume investing directly in individual securities of other issuers or invest in another Master Fund.

If the Board determines that a conversion to a master/feeder structure is in the best interest of a Fund’s shareholders, it will consider and evaluate specific proposals prior to the implementation of the Fund’s conversion and its shareholders would be notified in advance of any such conversion.

 PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  Each Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund.  See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following table summarizes the portfolio turnover rate for each Fund for the fiscal years or periods noted:

Fund Name	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014
Redmont Resolute Fund I	83%	91%
Redmont Resolute Fund II	54%	114%

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Funds may be disclosed to Third Parties (which may include the public) and Service Providers, No data about the Fund may be disclosed except in accordance with this Policy.

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Portfolio Holdings data includes, but is not limited to, the following information about the Funds: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Funds.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Funds.

Policy Overview

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Funds from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

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The identity of such entities is provided below:
Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided
Highland Associates, Inc. (Adviser)	Daily	None	Daily	Daily
PineBridge Investments LLC (Sub-Adviser)	Daily	None	Daily	Daily
Robeco Investment Management, Inc. (Sub-Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
MUFG Union Bank, National Association (Custodian)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed
Brown Brothers Harriman & Co.	Daily	None	Daily	Daily
FactSet Research Systems Inc.	Daily	None	Daily	Daily
Investment Technology Group, Inc.	Daily	None	Daily	Daily
Glass, Lewis & Co., LLC	Daily	None	Daily	Daily
Markit WSO Corporation	Daily	None	Daily	Daily
State Street Bank and Trust Company	Daily	None	Daily	Daily

Only officers of the Funds and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

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Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of a Fund with a fifteen (15) calendar day lag.  Except as set forth in this Policy, the full holdings of a Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser; or

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▪	Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund).  Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser or Sub-Adviser.  Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser, as applicable.  Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable.  The Adviser or Sub-Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, one client may sell a particular security to another client.  It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s or Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage and Research Services

The Adviser or Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Fund through a substantial number of brokers and dealers.  In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below.  In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser or Sub-Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion.  In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser or Sub-Adviser will seek the best price and execution of the Fund’s orders.  In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.  Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

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There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.  The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and Sub-Advisers receive brokerage and research products and services from many broker-dealers with which the Adviser or Sub-Advisers place the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser or a Sub-Adviser receives such services even though the receipt of such services relieves the Adviser or Sub-Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser or a Sub-Adviser to place the Fund’s portfolio transactions may be useful to the Adviser or Sub-Adviser in providing services to the Adviser’s or Sub-Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser or Sub-Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser or Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser or Sub-Adviser may be useful to the Adviser or Sub-Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser or Sub-Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser or Sub-Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser or Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser or Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s or Sub-Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

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The Adviser or Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or Sub-Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal year or period noted:

Fund Name	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year End April 30, 2013
Redmont Resolute Fund I	$762	$669	$0
Redmont Resolute Fund II	$190,338	$106,357	$0

For the fiscal years ended April 30, 2013, April 30, 2014, and April 30, 2015 neither Fund had any transactions identified for execution primarily on the basis of research and other services provided to each Fund and therefore no related commissions.

The following tables list the total amount of brokerage commissions to brokers who were affiliated with the Funds, the Adviser or Sub-Advisers during the fiscal year or period noted below:

Fund Name	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year End April 30, 2013
Redmont Resolute Fund I	$0	$0	$0
Redmont Resolute Fund II	$0	$0	$0

Each Fund may acquire securities of brokers who execute the Funds’ portfolio transactions. As of April 30, 2015, each Fund owned securities of its regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker-Dealer	Market Value of Securities Owned
Redmont Resolute Fund I	N/A	N/A
Redmont Resolute Fund II	N/A	N/A

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PURCHASE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of the Redmont Resolute Fund I are currently divided into two share classes – Class A and Class I shares.  There is one share class, Class I, of the Redmont Resolute Fund II.

The Redmont Resolute Fund II is limited to existing or new investment advisory clients of Highland.

The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and Trust. Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable.

Purchase of Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Class A (Sales Charge)
Less than $50,000	5.50%
At least $50,000 but less than $100,000	4.50%
At least $100,000 but less than $250,000	3.50%
At least $250,000 but less than $500,000	2.50%
At least $500,000 but less than $1 million	2.00%
$1 million or greater	0.00%*

* A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months after a purchase in excess of $1 million.

Dealer Commissions and Compensation

Class A Shares

Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more; purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees; and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $10 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines.  For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

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Underwriting Commissions

The following chart reflects the total front-end sales charges paid in connection with the sale of Class A shares of Redmont Resolute Fund I and the amount retained by ALPS Distributors, Inc. for the fiscal period for the fiscal year ended April 30, 2013, April 30, 2014, and April 30, 2015:

	Fiscal Year Ended April 30, 2015		Fiscal Year Ended April 30, 2014		Fiscal Year Ended April 30, 2013
	Total Sales Charge	Amount Retained	Total Sales Charge	Amount Retained	Total Sales Charges	Amount Retained
Redmont Resolute Fund I	$0	$0	$0	$0	$0	$0

Other Information

The minimum initial and subsequent investments in each Fund are set forth in each Prospectus.

Subsequent investments may be made at any time by mailing a check to a Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of a Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date a Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for a Fund to become effective on a particular business day, prior to 4:00 p.m.  (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 866.759.5679 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If a Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

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The price of a Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of a Fund, a Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. Each Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until a Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees.  If you sell your shares of a Fund after holding them 90 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves such Fund; and (iii) redemptions in-kind.

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The Funds also permit waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;

•	Redemptions related to death or due to a divorce decree;

•	Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts and redemptions related to payment of custodian fees; and

•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time.  Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts.  Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Contingent Deferred Sales Charge (“CDSC”). Class A share purchases in excess of $1 million may be charged a CDSC of 1% if those shares are redeemed within 12 months of initial purchase. Each Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

•	Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and

•	Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program.  Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

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In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at (855) 268-2242. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent.  Each Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so.  Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund.  Neither any Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions.  Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures.  Each Fund may require personal identification codes.

Rule 12b-1 Plans

As described in the Prospectus, Redmont Resolute Fund I has adopted a plan of distribution for Class A shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

The Plan allows the Fund to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders.  The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares of the Fund as their funding medium and for related expenses.

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The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares.  Because these fees are paid out of the Fund’s Class A assets on an ongoing basis, over time they will increase the cost of an investment in Class A shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, the Trust is authorized to make payments to ADI for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. ADI is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of a Fund. The Plan may be amended by vote of the relevant Trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Plan that would materially increase the fees payable thereunder by the relevant class of shares of a Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred.

The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees of the Trust who have no financial interest in the operation of the Plan and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

Amounts Expensed Under the 12b-1 Plan

For the fiscal year ended April 30, 2015, the total amounts paid by the Class A shares of the Redmont Resolute Fund I to ADI (substantially all of which ADI paid out as compensation to broker-dealers and other service providers) under the Class A Plan are summarized below.

	Advertising and Literature	Printing and Postage	Payment to Dealers	Compensation to Sales Personnel	Total 12b-1 Payments
Redmont Resolute Fund I
Class A Shares	$0	$0	$808	$0	$808

Shareholder Services Plan for Class A Shares

Redmont Resolute Fund I has adopted a shareholder services plan (a “Class A Shareholder Services Plan”) with respect to the Fund’s Class A shares.  Under the Class A Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization.  Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable.

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TRUSTEES AND OFFICERS

The business and affairs of each Fund are managed under the direction of its Board. The Board approves all significant agreements between a Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of each Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	34	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	34	None.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	34	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	34	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
				34	None.

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INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee
Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
34
Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS
Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc. and ALPS Series Trust  and Chief Financial Officer of The Arbitrage Funds.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Assistant Secretary of the Griffin Institutional Access Real Estate Fund, James Advantage Funds, and WesMark Funds. Ms. Legg also serves as Secretary to ALPS Series Trust.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS.  Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.  Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds, Centre Funds, Reality Shares ETF Trust, and Transparent Value Trust.

*All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO  80203.
**Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
*** The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which Highland Associates, Inc. provides investment advisory services (currently none).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

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Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-President and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC.  Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997, and lead Independent Trustee since 2010.  Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009.   Mr. Rutledge is the President and owner of Rutledge's Inc., an upscale men's clothing store, which he opened in 1967.  Mr. Rutledge has over 40 years of business experience.  He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009.   In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO.  From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009.  Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as Director.  He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc.  Mr. Burke has over 20 years of financial services and investment management experience.  Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity.  Mr. Burke has a B.A. in Economics from the University of New Hampshire.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

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None of the Independent Trustees own securities in the Adviser or Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or Distributor.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Trustees. The Trust has engaged the Adviser to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time.  Mr. Moran serves as Lead Independent Trustee. The lead independent trustee is responsible for chairing any meetings of the independent trustees. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the Funds’ advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

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None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (the “Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees, are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell.  The Audit Committee met three times during the fiscal year ended April 30, 2015.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended April 30, 2015.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2014, the dollar ranges of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edmund J. Burke	None	None

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As of December 31, 2014, the dollar ranges of equity securities in the Funds beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Mary K. Anstine	$10,001 - $50,000	$10,001 - $50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	over $100,000
Michael “Ross” Shell	None	None

Remuneration of Trustees.

Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$46,000	$0	$0	$46,000
Jeremy W. Deems	$46,000	$0	$0	$46,000
John R. Moran, Jr.	$46,000	$0	$0	$46,000
Jerry G. Rutledge	$46,000	$0	$0	$46,000
Michael “Ross” Shell	$46,000	$0	$0	$46,000

* The Fund Complex currently consists of series of the Trust (currently 34) and any other investment companies for which a Trustee serves as Trustee for and which Highland provides investment advisory services (currently none).

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No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT ADVISER

Highland, an independent, privately-owned investment adviser, subject to the authority of the Board, is responsible for the overall management and administration of each Fund’s business affairs. Highland commenced business operations in 1987 and is registered with the SEC as an investment adviser. Its principal address is 2545 Highland Avenue South, Suite 200, Birmingham, AL 35205.

Highland was founded specifically to help develop, implement and maintain investment management programs for not-for profit institutions. As of June 30, 2015, Highland provided investment advice with respect to approximately $20.72 billion for not-for-profit health care organizations, foundations and endowments across the country.

Pursuant to the Investment Advisory Agreement, as amended (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, the shareholders of the Fund by the vote of a majority of the voting securities of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) calendar days’ notice. A discussion regarding the basis for the Board’s approval of the amendments to the Funds’ Advisory Agreement is available in each Fund’s annual report for the period ended April 30, 2015.

The table below shows the management fees paid by each Fund to the Adviser for the periods indicated:	For the Fiscal Year Ended April 30, 2015		For the Fiscal Year Ended April 30, 2014		For the Fiscal Year Ended April 30, 2013
	Redmont Resolute Fund I	Redmont Resolute Fund II	Redmont Resolute Fund I	Redmont Resolute Fund II	Redmont Resolute Fund I	Redmont Resolute Fund II
Gross Advisory Fees	$53,173	$9,882,247	$56,621	$9,046,973	$20,822	$2,872,491
Waiver of Advisory Fees	($53,173)	($8,950,885)	($56,621)	($8,433,858)	($9,427)	($2,872,491)
Reimbursement of other Expenses	($78,749)	$0	($61,350)	$0	($54,215)	$0
Net Advisory Fees	$0	$931,363	$0	$613,115	$11,395	$0

As described in each Prospectus under “Fees and Expenses,” the Adviser has contractually agreed, with respect to Redmont Resolute Fund I, to waive the portion of its 1.50% management fee in excess of the sum of 0.50% plus any sub-advisory fees paid by the Adviser to sub-advisors, and/or reimburse the Fund (or class, as applicable) by the amount of such excess. In addition, after giving effect to the foregoing fee waiver and/or expense reimbursement for the Fund’s Class A and Class I shares, to the extent the Redmont Resolute Fund I’s total annual expenses (exclusive of distribution and service (12b-1) fees, swap fees and expenses, shareholder services fees, acquired fund fees and expenses, sub-advisory fees, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.30% of the Fund’s average daily net assets, the Adviser has contractually agreed to reduce the fee payable with respect to the Fund by the extent of such excess, and/or shall reimburse the Fund (or class, as applicable) by the amount of such excess.

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With respect to Redmont Resolute Fund II, the Adviser has agreed contractually, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors. Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser, reckless disregard by it of its obligations and duties under the Advisory Agreement or a breach of its fiduciary duty with respect to its compensation.

Currently, the Adviser has entered into Sub-Advisory Agreements with Robeco Investment Management, Inc. (“RIM”) and PineBridge Investments LLC (“PineBridge”). As of the date of this SAI, a portion of each Fund’s assets have been allocated to RIM and PineBridge. The initial term of each Sub-Advisory Agreement is two years. The Board may extend each Sub-Advisory Agreement for additional one-year terms. The Board, the shareholders of a Fund by the vote of a majority of the voting securities of the Fund, the Adviser or the applicable Sub-Adviser may terminate each Sub-Advisory Agreement upon sixty (60) calendar days’ notice. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement between the Adviser and RIM is available in each Fund’s annual report for the period ended April 30, 2013. A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement between the Adviser and PineBridge will be available in each Fund’s semi-annual report for the period ended October 31, 2014. Previously, Turner Investments, L.P. (“Turner”) served as a sub-adviser to the Funds from April 1, 2013 through October 9, 2014, pursuant to a Sub-Advisory agreement with the Adviser. For the period that it served as a Sub-Adviser to the Funds, Turner was not allocated any of the Funds’ assets and did not receive sub-advisory fees. The Adviser pays the Sub-Advisers a management fee out of the management fee paid to the Adviser.  The Fund is not responsible for the payment of the fee to the Sub-Advisers.  The following table shows the sub-advisory fees paid to each Sub-Adviser by the Funds for the fiscal year ended April 30, 2015:

Redmont Resolute Fund I
PineBridge Investments LLC (Gross Sub-Advisory Fees)	$1,001
Robeco Investment Management, Inc. (Gross Sub-Advisory Fees)	$4,343
Redmont Resolute Fund II
PineBridge Investments LLC (Gross Sub-Advisory Fees)	$214,116
Robeco Investment Management, Inc. (Gross Sub-Advisory Fees)	$717,247

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Advisors) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Funds. The Distributor is not obligated to sell any specific amount of Fund shares.

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CODE OF ETHICS

The Fund, the Adviser, the Sub-Advisers and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that a Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

Each Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI and ALPS Advisors) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds.  Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

The table below shows the administrative fees earned by ALPS for the periods indicated:

	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Redmont Resolute Fund I	$13,964	$13,807	$2,545
Redmont Resolute Fund II	$311,677	$292,233	$203,710

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.  When applicable, information on how a Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling (855) 268-2242 and (ii) on the SEC’s website at http://www.sec.gov.

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PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of August 1, 2015 the following shareholders owned 5% or more of the outstanding shares of Redmont Resolute Fund I as listed below:

Class	Shareholder Name and Address	PERCENTAGE INTEREST	TYPE OF OWNERSHIP
Redmont I Class I	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	58.66%	Record
Redmont I Class I	Richard Scott Graham 2545 Highland Avenue South, Suite 200 Birmingham, AL 35205	6.23%	Beneficial
Redmont I Class I	CHARLES SCHWAB & CO., INC. 211 MAIN ST SAN FRANCISCO, CA 94105	22.06%	Record
Redmont I Class A	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	97.92%	Record

As of August 1, 2015, the following shareholders owned 5% or more of the outstanding shares of the Redmont Resolute Fund II as listed below:

Class	Shareholder Name and Address	PERCENTAGE INTEREST	TYPE OF OWNERSHIP
Redmont II Class I	WELLS FARGO BANK NA 510 MARQUETTE AVE S FL 4 PO BOX 1533 MINNEAPOLIS, MN 55480	56.93%	Record
Redmont II Class I	VALLEY HEALTH SYSTEM 220 CAMPUS BLVD STE 420 WINCHESTER VA 22601-2889	6.31%	Record
Redmont II Class I	MAC & CO 525 WILLIAM PENN PLACE PITTSBURGH PA 15219-1707	24.63%	Record

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The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of such Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Funds.  Unless noted otherwise, all information is provided as of April 30, 2015.

Other Accounts Managed by Portfolio Managers

The table below identifies as of April 30, 2015, for the portfolio managers of each Fund, the number of accounts (other than the Funds with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Highland Associates, Inc.
R. Scott Graham	0	$0	0	$0	19	$9,519,405,255
Michael T. Lytle	0	$0	0	$0	19	$9,698,516,644
PineBridge Investments LLC
Michael J. Kelly	8	$2,419.6	80	$1,245.2	34	$9,900.9
Paul Mazzacano	3	$1,729.0	2	$898.0	0	$0
Agam Sharma	0	$0	0	$0	0	$0
Jose R. Aragon	4	$1,908.2	1	$559.5	0	$0
Peter Hu	2	$437.3	2	$465.8	2	$281.3
Robeco Investment Management, Inc.
Joseph F. Feeney	1	$6,694	0	$0	0	$0
Eric Connerly	1	$6,694	0	$0	0	$0

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* None of these other accounts’ advisory fee is based on performance.

Portfolio Manager Compensation

Highland Associates, Inc.

Compensation

The compensation program for the portfolio managers includes a base salary as well as a short and long-term incentive programs.  The short-term incentives are cash bonuses which are based upon how well the employee completes an agreed upon set of tasks.  The metrics for evaluation are discussed at the beginning of the year and periodic evaluations occur during the year.  The long-term incentive compensation consists of equity grants which are also based upon the successful completion of pre-agreed upon tasks.  The entire compensation program is based on the portfolio manager’s contribution to the overall investment process of the firm, the success of the firm’s clients, and the overall profitability of the firm.

Conflicts of Interest with Other Accounts

The portfolio managers for each Fund manage multiple accounts, including the referenced Funds.  The portfolio managers make decisions for each account based on the investment objectives, policies, practices, and other relevant investment considerations that the portfolio managers believe are applicable to that account.  Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund.  The Adviser has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

PineBridge Investments LLC (“PineBridge”)
Portfolio Manager Compensation

Compensation for all PineBridge Investments portfolio managers consists of both a salary and a bonus component. The salary component is a fixed base salary, and does not vary based on a portfolio manager’s performance. Generally, salary is based upon several factors, including experience and market levels of salary for such position. The bonus component is generally discretionarily determined based both on a portfolio manager’s individual performance and the overall performance of PineBridge Investments. In assessing individual performance of portfolio managers, both qualitative performance measures and also quantitative performance measures assessing the management of a portfolio manager’s funds are considered. A portfolio manager may also receive a long-term compensation component, either in the form of a partnership interest in the firm or as a cash-based award the ultimate value of which would depend upon financial performance of the firm.

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Conflicts of Interest with Other Accounts

PineBridge recognizes that it may be subject to a conflict of interest with respect to allocations of investment opportunities and transactions among its clients. To mitigate these conflicts, PineBridge’s policies and procedures seek to provide that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of PineBridge’s economic, investment or other financial interests. Personal securities transactions by an employee may raise a potential conflict of interest when an employee trades in a security that is considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client, in that the employee may be able to personally benefit from prior knowledge of transactions for a client by trading in a personal account. PineBridge has policies to address potential conflicts of interest when its employees buy or sell securities also bought or sold for clients. Under certain circumstances, conflicts may arise in cases where different clients of PineBridge invest in different parts of a single issuer’s capital structure, including circumstances in which one or more PineBridge clients may own private securities or obligations of an issuer and other PineBridge clients may own public securities of the same issuer. Such conflicts of interest will be discussed and resolved on a case-by-case basis and will take into consideration the interest of the relevant clients, the circumstances giving rise to the conflict, and applicable regulations.

Robeco Investment Management, Inc. (“RIM”)

Portfolio Manager Compensation

RIM’s Portfolio managers’ compensation generally is comprised of a base salary and a discretionary bonus. The discretionary bonus is based upon the unique structure of each team and consideration may be given to one or more of the following criteria, depending on the team.

•	Individual Contribution: a subjective evaluation of the professional’s individual contribution based on the individual’s goals and objectives established at the beginning of each year;

•
Product Investment Performance: the performance of the investment product(s) with which the individual is involved versus the pre-designed index based on the excess return and the level of risk, or tracking error, of the product;

•	Investment Team Performance: the financial results of the Portfolio Manager’s investment group; and

•	Firm-Wide Performance: the overall financial performance of the firm.

Compensation for portfolio managers who are also members of RIM’s senior management team is typically derived from a base salary and a discretionary bonus. The bonus is largely tied to firm financial performance against established goals and aligned with the primary focus on investment performance results versus benchmarks.

RIM offers a profit participation plan that is centered on investment professionals and enables them to participate in the firm’s performance. The incentive plan provides for the issuance of restricted shares and options that represent 20% of RIM’s equity. The restricted shares and options vest over three to five years and are perpetual; when shares are redeemed, new shares will be issued. This feature ties investment professionals’ incentive to multi-period time frames.

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Conflicts of Interest with Other Accounts

Investment decisions for the Funds’ portfolios are made in conjunction with decisions for other accounts and/or funds for the same strategy. Potential conflicts may arise with respect to the side-by-side management of registered investment companies and “investment accounts,” which include privately offered funds, separately managed accounts of high net worth individuals and institutional investors, and the other funds. These risks include, but may not be limited to: differing fee structures (including performance based fees), differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices. Private investment partnerships, registered funds and separately managed accounts are generally invested pari passu thus mitigating many of the perceived risk associated with simultaneous management if possible. Additionally, RIM’s Compliance Department has developed comprehensive monitoring policies and procedures designed to mitigate any actual or perceived conflicts.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of April 30, 2015.

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Michael T. Lytle	$100,000 - $500,000
R. Scott Graham	$100,000 - $500,000
Michael J. Kelly	None
Paul Mazzacano	None
Agam Sharma	None
Jose R. Aragon	None
Peter Hu	None
Joseph F. Feeney	None
Eric Connerly	None

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NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets.  Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time).  The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

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If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is each Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income and short-term capital gains. It is also each Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution.  Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash.  The election may be made at any time by submitting a written request directly to the applicable Fund.  In order for a change to be in effect for any dividend or distribution, it must be received by such Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the applicable Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

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Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of such Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of such Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which such Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – such Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, such a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, such a Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the effected Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

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As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that a Fund distributes to shareholders on a timely basis.  Each Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, a Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of such a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

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If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, such a Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by such Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the applicable Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both such Fund and its shareholders.  No Fund expects a significant portion of distributions to be derived from qualified dividend income.  Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in that Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Funds generally do not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

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If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of such Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

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Passive Foreign Investment Companies

Funds that invest in non-U.S. securities may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”).  In order to avoid U.S. federal income tax and an additional charge on any “excess distribution” from PFICs or gain from the disposition of PFIC shares, a Fund may elect to “mark-to-market” annually its investments in such entities, which will result in such Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year.  As a result of the mark-to-market election, an electing Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains.  By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  An electing Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.  Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by an electing Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  In order to make a QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Non-U.S. Taxes

Each Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in such Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations (including foreign governments), such Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If a Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of such Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by a Fund may be subject to certain limitations imposed by the Code.

If a Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.  The Funds make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

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Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

Each Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by such Fund, defer such Fund’s losses, cause adjustments in the holding periods of such Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of a Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.”  Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character.  Section 1256 contracts held by a Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by a Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by such Fund.  Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which a Fund may invest are not clear in various respects.  As a result, the IRS could challenge a Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of such Fund as a regulated investment company.

A Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by a Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of a Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between such Fund’s book income and taxable income.  This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require such Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

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Securities Issued or Purchased at a Discount

A Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though such Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, an effected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  An affected Fund may realize gains or losses from such sales.  In the event such Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  Each Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

Each Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for a Fund.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by a Fund if it invests in such securities in order to seek to ensure that such Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Real Estate Investment Trusts

A Fund’s investments in REIT equity securities, if any, may result in such Fund’s receipt of cash in excess of the REIT’s earnings.  If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund.  Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders.  Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Tax-Exempt Shareholders

Under current law, each Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders.  Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the applicable Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in the applicable Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code.  If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax on such income.  A Fund may invest in REITs that hold residual interests in REMICs.

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Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish such Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, and to any shareholder fails to certify to such Fund that it is not subject to such withholding.  The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and redeemed, exchanged or otherwise sold on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and which are sold on and after that date.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Surtax on Net Investment Income

A surtax of 3.8% applies to the “net investment income” of a non-corporate taxpayer and on the undistributed net investment income of certain estates and trusts, in each case in excess of a threshold amount.  Net investment income includes  interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business).  Net investment income is reduced by deductions properly allocable to such income. Net investment income includes ordinary income and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares.  Holders of Fund shares should consult their tax advisors regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

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Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment in the Funds would have on their particular tax situation.

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The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of thirty-four separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approval of the Investment Advisory Contract is a matter to be determined separately by each fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets attributable to such Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

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Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUNDS

Custodian.  MUFG Union Bank, National Association (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California  94104, serves as the custodian for the Funds.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Funds; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of ADI.

Independent Registered Public Accounting Firm. Deloitte & Touche, LLP (“Deloitte”) serves as the Trust’s independent registered public accounting firm.  Deloitte is located at 555 17th Street, Denver, Colorado 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Funds and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

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PERFORMANCE INFORMATION

Yield and Total Return. The Funds may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

Each Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing each Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of each Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in each Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) of each Fund are incorporated in this SAI by reference.  The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report.  You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Funds at the address or number on the front page of this SAI.

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APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher.  The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of the Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

APPENDIX B

Proxy Voting Policy, Procedures and Guidelines

The Funds have delegated the voting of portfolio securities to the Adviser on behalf of the Funds.  The Adviser has adopted proxy voting policies and procedures in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interest of a Fund’s shareholders and those of the Adviser.

If a Fund purchases securities issued by another investment company, the Fund intends to vote the shares held by it in the same proportion as the vote of all other holders of the securities (echo voting).

ROBECO INVESTMENT MANAGEMENT

BOSTON PARTNERS

WPG PARTNERS

REDWOOD PARTNERS

Proxy Voting Policies

March 2015

Robeco Investment Management

909 Third Avenue

New York, NY 10022 — Telephone 212-908-9500 — www.robecoinvest.com

I.	The Board of Directors		1
	A.	Voting on Director Nominees in Uncontested Elections	1
	B.	Majority Voting for Director Elections (U.S. and Canada)	5
	C.	Chairman and CEO are the Same Person	5
	D.	Majority of Independent Directors	5
	E.	Stock Ownership Requirements	6
	F.	Options Backdating	6
	G.	Lack of nominating committee	6
	H.	Term of Office	6
	I.	Requiring two or more nominees	6
	J.	Age Limits	6
	K.	Director and Officer Indemnification and Liability Protection	7
	L.	Succession Planning	7
	M.	Limits for directors receiving 25% Withhold Votes	7
	N.	Establish/Amend Nominee Qualifications	7
	O.	Director Elections – Non-U.S. Companies	7
II.	Proxy Contests		24
	A.	Voting for Director Nominees in Contested Elections	24
	B.	Reimburse Proxy Solicitation Expenses	24
III.	Auditors		24
	A.	Ratifying Auditors	24
	B.	Italy - Director and Auditor Indemnification	25
	C.	Austria, Greece, Portugal and Spain:	25
	D.	MSCI EAFE Companies - Auditor Fee Disclosure	26
IV.	Proxy Contest Defenses		26
	A.	Board Structure: Staggered vs. Annual Elections	26
	B.	Shareholder Ability to Remove Directors	26
	C.	Cumulative Voting	26
	D.	Shareholder Ability to Call Special Meetings	27
	E.	Shareholder Ability to Act by Written Consent	27
	F.	Shareholder Ability to Alter the Size of the Board	27
V.	Tender Offer Defenses		28
	A.	Poison Pills	28
	B.	Poison Pills (Japan)	28

	C.	Anti-Takeover Proposals (France)	29
	D.	Fair Price Provisions	29
	E.	Greenmail	29
	F.	Pale Greenmail	29
	G.	Unequal Voting Rights	29
	H.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws	29
	I.	Supermajority Shareholder Vote Requirement to Approve Mergers	30
	J.	White Squire Placements	30
	K.	Protective Preference Shares	30
VI.	Miscellaneous Governance Provisions		30
	A.	Confidential Voting	30
	B.	Equal Access	31
	C.	Bundled Proposals	32
	D.	Shareholder Advisory Committees	32
	E.	Charitable Contributions	32
	F.	Adjourn Meeting Requests to Solicit Additional Proxies to Approve Merger Agreement	32
	G.	Related-Party Transactions (France)	32
	H.	Related Party Transaction Auditor Reports (France)	33
	I.	Authority to Reduce Minimum Notice Period for Calling a Meeting (non-US Companies)	33
VII.	Capital Structure		34
	A.	Common Stock Authorization	34
	B.	Capital Issuance Requests	34
	C.	Stock Distributions: Splits and Dividends	36
	D.	Reverse Stock Splits	36
	E.	Preferred Stock	36
	F.	Adjustments to Par Value of Common Stock	36
	G.	Preemptive Rights	36
	H.	Debt Restructurings	36
	I.	Share Repurchase Programs	37
	J.	Share Repurchase Programs to Fund Stock Option Plans	37
	K.	Additional Share Repurchase Programs	37
	L.	Netherlands - Remuneration Report	38
	M.	Tracking Stock	38
	N.	“Going Dark” Transactions	39
VIII.	Executive and Director Compensation		39

	A.	General	39
	B.	Management Proposals Seeking Approval to Reprice Options	40
	C.	Director Compensation	41
	D.	Employee Stock Purchase Plans	41
	E.	OBRA-Related Compensation Proposals:	42
	F.	Shareholder Proposals to Limit Executive and Director Pay	42
	G.	Golden and Tin Parachutes	42
	H.	Employee Stock Ownership Plans (ESOPs)	43
	I.	401(k) Employee Benefit Plans	43
	J.	Pension Plan Income and Performance-Based Compensation	43
	K.	Indexed Options and Performance Vested Restricted Stock	43
	L.	Burn Rate	43
	M.	Transferable Stock Options	43
	N.	Supplemental Executive Retirement Plan (SERPs)	44
	O.	Pay-for-Superior-Performance	44
	P.	Executive Compensation Advisory Proposal (Say on Pay)	44
	Q.	Pre-Arranged Trading Plans (10b5-1 Plans)	46
	R.	Share Buyback Holding Periods	46
	S.	Tax Gross-Up Proposals	47
	T.	Reimbursement of Expenses Incurred from Candidate Nomination Proposal	47
	U.	Equity Based Compensation Plans are evaluated on a case-by-case basis	47
	V.	Golden Coffin (Death Benefit)	47
	W.	Hold Till (post) Retirement	47
	X.	Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity:	48
	Y.	Compensation Issue in Non-US Companies	48
	Z.	Canadian Equity Compensation Plans, TSX Issuers	52
IX.	State of Incorporation		53
	A.	Voting on State Takeover Statutes	53
	B.	Voting on Reincorporation Proposals	53
X.	Mergers and Corporate Restructurings		54
	A.	Mergers and Acquisitions	54
	B.	Corporate Restructuring	54
	C.	Spin-offs	55
	D.	Asset Sales	55
	E.	Liquidations	55
	F.	Appraisal Rights	55
	G.	Changing Corporate Name	55
	H.	Special Purpose Acquisition Corporations (SPACs)	55
XI.	Mutual Funds		56
XII.	Corporate Governance and Conduct		56

Robeco Investment Management
Proxy Voting Policies
As of March 2015

I.	The Board of Directors

A.	Voting on Director Nominees in Uncontested Elections

1.	Votes on director nominees are made on a CASE-BY-CASE basis, examining the following factors:

a.	Long-term corporate performance record relative to a market index;

b.	Composition of board and key board committees;

c.	Corporate governance provisions and takeover activity;

d.	Nominee’s attendance at meetings;

e.	Nominee’s investment in the company;

f.	Whether a retired CEO sits on the board;

g.	Whether the chairman is also serving as CEO;

h.	Whether the nominee is an inside director and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; AND

i.	Whether the company has failed to meet a predetermined performance test for issuers within the Russell 3000 index;

j.
For issuers within the Russell 3000 index, after evaluating the company’s overall performance relative to its peers, taking into account situational circumstances including (but not limited to) changes in the board or management, and year-to-date total shareholder returns;

k.
On members of the Audit Committee and/or the full board if poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures taking into consideration the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted.

l.	If the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval taking into account the following factors:

•
The date of the pill’s adoption relative to the date of the next meeting of shareholders – i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

1

2.	In the following situations, votes on director nominees will be WITHHELD:

a.	Nominee attends less than 75% of the board and committee meetings without a valid excuse;

b.	Nominee implements or renews a dead-hand or modified dead-hand poison pill;

c.	Nominee ignores a shareholder proposal that is approved by a majority of shares outstanding;

d.	Nominee has failed to act on takeover offers where the majority of the shareholders have tendered their shares;

e.	Nominee is an inside director or affiliated outsider and sits on the audit, compensation, or nominating committees;

f.	Nominee is an inside director or affiliated outsider and the majority of the board is not independent;

g.	Nominee is an audit committee member when a company’s non-audit fees are greater than 50% of all fees paid;

h.	Nominee has failed to replace management as appropriate;

i.	Nominee is CEO of a publicly traded company who serves on more than three public boards including his/her own board;

j.	From the entire board (except new nominees) where the director(s) receive more than 50% WITHHOLD votes of those cast and the issue underlying the WITHHOLD vote has not been addressed;

k.	From compensation committee members if there is a poor linkage between performance (1/3 yrs TSR) and compensation practices based on peer group comparisons;

l.	From compensation committee members if they fail to submit one-time transferable stock options to shareholders for approval;

m.	From compensation committee members if the company has poor compensation practices. Poor disclosure will also be considered. Poor compensation practices include, but are not limited to:

•	Egregious employment contracts including excessive severance provisions

•	Excessive perks that dominate compensation (base salary will be used as a relative measure to determine excessiveness)

•	Huge bonus payouts without justifiable performance

•	Performance metrics that are changed during the performance period

•	Egregious SERP payouts

•	New CEO with overly generous new hire package

•	Internal pay disparity

•	Poor practices (unless contractually bound) have not been remedied despite the previous application of cautionary language

•	Multi-year base salary increases guaranteed as part of an employment contract

•	Perks for former executives including car allowances and personal use of corporate aircraft

•
Excessive severance/change in control arrangements now include any new or materially amended arrangements that include provisions for the payment of excise tax gross-ups(including modified gross-ups) and/or modified single-triggers (which allow an executive to receive change-in-control severance upon voluntary resignation during a window period following the change in control);

2

•	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	Tax reimbursements of any executive perquisites or other payments will be considered a poor pay practice;

•	Payment of dividends or dividend equivalents on unearned performance awards will be considered a poor practice;

n.	From any nominee, with the exception of new nominees, if the company has a classified board and a continuing director is responsible for a problematic governance issue at the board/committee level;

3.	In the following situations, votes on director nominees will be WITHHELD or voted AGAINST:

a.	Incumbent director nominees at Russell 3000 companies, if there is a lack of accountability and oversight, along with sustained poor performance relative to their peers; and

b.	Audit committee members when the company receives an Adverse Opinion on the company’s financial statements from its auditors;

c.
The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term pill” (12 months or fewer), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy will apply to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009.)

d.	The board makes a material, adverse change to an existing poison pill without shareholder approval.

e.	The entire board of directors (except new nominees, who will be considered on a CASE-BY- CASE basis), if:

•	For 2014, the board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors considered are:
•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
•	Rationale provided in the proxy statement for the level of implementation;
•	The subject matter of the proposal;
•	The level of support for and opposition to the resolution in past meetings;
•	Actions taken by the board in response to the majority vote and its engagement with shareholders;
•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
•	Other factors as appropriate.;

3

4.	Under extraordinary circumstances, RIM will vote AGAINST or WITHHOLD from individual directors, members of a committee, or the entire board, due to:

a.
Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company (including but not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging company stock or significant pledging of company stock

b.	Failure to replace management as appropriate; or

c.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interest of shareholders at any company.

5.
Directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

a.	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

b.	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

c.	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

d.	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

e.	The company’s ownership structure;

f.	The company’s existing governance provisions;

g.	Whether the amendment was made prior to or in connection with the company’s initial public offering;

h.	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development;

i.	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

6.	RIM will vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if

a.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

7.	RIM will vote CASE-BY-CASE on the entire board if:

a.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-play frequency, taking into account:

• The board’s rationale for selecting a different frequency;

• The company’s ownership structure and vote results;

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•	Analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

8.
RIM will vote on a CASE-BY-CASE basis on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if the company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

a.	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

b.	Whether the issues raised are recurring or isolated;

c.	The company’s ownership structure; and

d.	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

B.	Majority Voting for Director Elections (U.S. and Canada)

Shareholder proposals calling for majority voting thresholds for director elections

We generally vote FOR these proposals unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

C.	Chairman and CEO are the Same Person

We vote FOR shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

D.	Independent Chair

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

a.	The scope of the proposal;
b.	The company’s current board leadership structure;
c.	The company’s governance structure and practices;
d.	Company performance; and
e.	Any other relevant factors that may be applicable.

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E.	Majority of Independent Directors

1.	We vote FOR shareholder proposals that request that the board be composed of a two-thirds majority of independent directors.

2.	We vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

F.	Stock Ownership Requirements

1.	We vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

2.	We vote FOR management and shareholder proposals requiring directors be partially or fully paid in stock.

G.	Options Backdating

1.	We may recommend WITHHOLDING votes from the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board.

2.
We will adopt a CASE-BY-CASE policy to the options backdating issue. In recommending withhold votes from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, we will consider several factors, including, but not limited to, the following:

a.	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

b.	Length of time of options backdating;

c.	Size of restatement due to options backdating;

d.	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

e.	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

H.	Lack of nominating committee

We will WITHHOLD votes from insiders and affiliated outsiders for failure to establish a formal nominating committee. Furthermore, WITHHOLD votes from insiders and affiliated outsiders on any company where the board attests that the ‘independent’ directors serve the functions of a nominating committee.

I.	Term of Office

We vote AGAINST shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

J.	Requiring two or more nominees

We vote AGAINST proposals to require two or more candidates for each board seat.

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K.	Age Limits

We vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

L.	Director and Officer Indemnification and Liability Protection

1.	Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

2.	We vote AGAINST proposals to limit or eliminate director and officer liability for monetary damages for violating the duty of care.

3.
We vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

4.
We vote FOR only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (a) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (b) only if the director’s legal expenses would be covered.

M.	Succession Planning

Shareholder proposal seeking the adoption of a documented CEO succession planning policy.

We will evaluate such proposals on a CASE-BY-CASE basis considering the company’s current practices and the scope of the proposal.

N.	Limits for directors receiving 25% Withhold Votes

Shareholder proposal seeking a policy that forbids any director who receives more than 25% withhold votes cast from serving on any key board committee for two years, and asks the board to find replacement directors for the committees if need be.

We will evaluate such proposals on a CASE-BY-CASE basis considering the company’s current practices and the scope of the proposal.

O.	Establish/Amend Nominee Qualifications

We will vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:

1.	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
2.	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
3.	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
4.	The scope and structure of the proposal

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P.	Director Elections – Non-U.S. Companies

1.	Canada

In the following situations, votes will be WITHHELD:

a.
From any director on the audit or compensation committee who served as the company’s CEO or who, within the past five years, served as the company’s CFO (This policy only applies to Toronto Stock Exchange (TSX) companies).;

b.	From audit committee members if audit fees are not disclosed in publicly filed documents or obtainable within a reasonable period of time prior to the shareholder’s meeting;
c.
From audit committee members where “other” or non-audit related fees paid to the external auditor in the most recently completed fiscal year exceeded fees paid to that firm for all audit related services. In the case of slate ballots, a vote of WITHHOLD will be applied to the entire slate. (One-time fees disclosed as “other” that are paid for corporate reorganization services will be excluded from the calculation for determining whether non-audit fees exceed audit and audit-related fees paid to the external firm);

d.
The individual director has attended fewer than 75 percent of the board and committee meetings held within the past year without a valid reason for his or her absence and the company has a plurality vote standard;

e.
The individual director has attended fewer than 75 percent of the board and committee meetings held within the past year without a valid reason for his or her absence and a pattern of low attendance exists based on prior years’ meeting attendance, and the company has adopted a majority vote standard.

f.	Generally WITHHOLD votes from all directors nominated by slate ballot at the annual/general or annual/special shareholders’ meetings. This policy will not apply to contested director elections.

g.
Generally WITHHOLD from individual directors, committee members, or the entire board as appropriate in situations where an advance notice policy has been adopted by the board but has not been included on the voting agenda at the next shareholders’ meeting.

h.	Continued lack of shareholder approval of the advanced notice policy in subsequent years may result in further withhold recommendations.

Votes from individual directors (and the whole slate if the slate includes such individual directors) who:

•	Are insiders on the compensation or nominating committee and the committee is not majority independent.

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i.	Votes from individual directors (and the whole slate if the slate includes such individual directors) who:

	•	Are insiders and the entire board fulfills the role of a compensation or nominating committee and the board is not majority independent

RIM policies support a one-share, one-vote principle. In recognition of the substantial equity stake held by certain shareholders, on a CASE-BY-CASE basis, director nominees who are or who represent a controlling shareholder of a majority owned company, who will be designated as controlling insiders, may generally be supported under RIM’ board and committee independence policies, if the company meets all of the following independence and governance criteria:

a.	Individually elected directors;
b.
The number of related directors should not exceed the proportion of the common shares controlled by the controlling shareholder, to a maximum of two-thirds, however if the CEO is related to the controlling shareholder, then at least two-thirds of the directors should be independent of management;

c.
If the CEO and chair roles are combined or the CEO is or is related to the controlling shareholder, then there should be an independent lead director and the board should have an effective and transparent process to deal with any conflicts of interest between the company, minority shareholders, and the controlling shareholder; and

d.
A majority of the audit and nominating committees should be either independent directors or related directors who are independent of management. All members of the compensation committee should be independent of management, and, if the CEO is related to the controlling shareholder, no more than one member of the compensation committee should be a related director;

e.	Prompt disclosure of detailed vote results following each shareholder meeting; and
f.
Adoption of a majority vote standard with a director resignation policy for uncontested elections OR a public commitment to adopt a majority voting standard with a director resignation policy for uncontested elections if the controlling shareholder ceases to control 50 percent or more of the common shares.

RIM will also consider the following:
a.	Nominating committee has process to receive and discuss suggestions from shareholders for potential director nominees; and
b.	If the CEO is related to the controlling shareholder, the board’s process to evaluate the performance, leadership, compensation, and succession of management should be led by independent directors.

RIM will also take into consideration any other concerns related the conduct of the subject director and any controversy or questionable actions on the part of the subject director that are deemed not to be in the best interests of all shareholders.

In the following situations, we will vote AGAINST:

a.	We will vote AGAINST compensation committee members if the company has poor pay practices as defined above.
b.	We will generally vote AGAINST the entire slate if individual director elections are not permitted and the company demonstrates poor pay practices as defined above.
c.	We will generally vote AGAINST equity plans if plan is used as a vehicle for poor pay practices as defined above.

2.	Europe

a.	Directors’ term of office

For the markets of Belgium, Denmark, Finland, France, Ireland, Italy, Netherlands, Norway, Portugal, Sweden, and Switzerland, we vote AGAINST the election or reelection of any director when their term is not disclosed or when it exceeds four years and adequate explanation for non- compliance has not been provided.

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b.	Executives on audit and remuneration committees

For the markets of Finland, France, Ireland, the Netherlands, and Sweden, we vote AGAINST the election or reelection of any executive (as defined by RMG’S director categorization guidelines), including the CEO, who serve on the audit and/or remuneration committees. We vote AGAINST if the disclosure is too poor to determine whether an executive serves or will serve on a committee.

c.	Bundling of proposal to elect directors
For the markets of France and Germany, we vote AGAINST the election or reelection of any director if the company proposes a single slate of directors.

d.	Majority-independent board (i.e., greater than 50%)

For the markets of Switzerland, Belgium, Denmark, Norway, and the Netherlands, we vote AGAINST the election or reelection of any non-independent director (excluding the CEO) if the proposed board is not at least 50% independent (as defined by RMG’S director categorization guidelines). For the markets of Finland, Sweden, Ireland, and Luxembourg, we vote AGAINST non-independent directors if there is not majority independence, but only for those companies that are part of the MSCI EAFE index.

Carve Outs: For the larger German companies where 50% of the board must consist of labor representatives by law, we require one-third of the total board be independent. France: We will vote FOR a non-independent, non-executive director, provided that two conditions are satisfied: future composition of the board of at least 33 percent of independents, AND improvements in board composition (e.g. independence increase from 25 to 40 percent).

e.	Disclosure of names of nominees

For all European companies that are part of the MSCI EAFE index (Austria, Belgium, Switzerland, Germany, Denmark, Spain, Finland, France, Ireland, Italy, Netherlands, Norway, Portugal, Greece, and Sweden), we vote AGAINST the election or reelection of any directors when the names of the nominees are not disclosed in a timely manner prior to the meeting.. This policy will be applied to all companies in these markets, for bundled as well as unbundled items. In the case of Italy, once the list of nominees has been disclosed, we will evaluate each nominee on a CASE-BY- CASE basis. In the case of Poland and Turkey, RIM will vote FOR the election of directors in 2013 even if nominee names are not disclosed in a timely manner. Beginning in 2014, this grace period will cease.

f.	France

RIM will vote on a case-by-case basis regarding the granting of double-voting rights on shares in compliance with the Florange Act.

g.	All European Markets

RIM will vote AGAINST (re)election of a combined chair/CEO at core companies. However, with the company provides assurance that the chair/CEO would only serve in the combined role on an interim basis (no more than two years), with the intent of separating the roles within a given time frame, considerations should be given to these exceptional circumstances. In this respect, the vote will be made on a CASE-BY-CASE basis. In order for RIM to consider a favorable vote for an interim combined chair/CEO the company will need to provide adequate control mechanisms on the board (such as a lead independent director, a high overall level of board independence, and a high level of independence on the board’s key committees.

h.
For companies with a majority shareholder, generally vote against the election or reelection of any non-independent directors (excluding the CEO) if the level of independence on the board will be lower than the minority shareholders’ percentage of equity ownership, or if the board will be less than one-third independent (whichever is higher.)

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(In markets where the local corporate governance code addresses board independence at controlled companies, RIM will generally vote against the election or reelection of any non- independent directors (excluding the CEO) if the level of independence on the board is lower than the local code recommendation, but in any case , below 1/3.)

h.
Independence will be determined according to RIM’s European Classification of Directors. If a nominee cannot be categorized, RIM will consider that person non‐independent and include that nominee in the calculation.

The following policies would be applied to all widely held companies[1], unless there is a majority shareholder:

	i.	For all markets (except Greece or Portugal), vote against the election or reelection of any non‐ independent directors (excluding the CEO) if:
	ii.	Fewer than 50 percent of the board members elected by shareholders would be independent, or
	iii.	Fewer than one‐third of board members, including those who, in accordance with local law(s) requiring their mandatory board membership, are not elected by shareholders, would be independent.

iv.
In Italy, at least half of the board should be independent (50 percent). Issuers with a controlling shareholder will be required to have a board consisting of at least one‐third independent members (33 percent). This applies to individual director appointments (co‐options). In the case of complete board renewals that are regulated by the Italian slate system (“voto di lista”), board independence will be one of the factors for determining which list of nominees RIM considers best suited to add value for shareholders based, as applicable, on RIM European policies.

v.
For companies incorporated in Portugal or Greece, at least one‐third of the board will be required to be independent. RIM will recommend a vote against the entire slate of candidates (in the case of bundled elections), or a vote against the election of any non‐independent directors (in the case of unbundled elections) if board independence level does not meet the minimum recommended one‐third threshold.

For companies with a majority shareholder (excluding Italy and Portugal):

i.
Generally vote against the election or reelection of any non‐independent directors (excluding the CEO) if the level of independence on the board will be lower than minority shareholders’ percentage of equity ownership, or, in any case, if the board will be less than one‐third independent (whichever is higher).

ii.
Minority shareholders’ ownership percentage is calculated by subtracting the majority shareholder’s equity ownership percentage from 100 percent. Majority control is defined in terms of economic interest and not voting rights, and is considered to be any shareholder or group of shareholders acting collectively that control at least 50 percent + 1 share of the company’s equity capital. This independence threshold is applied to controlled widely held companies or main index‐listed/MSCI‐ EAFE member companies which would otherwise fall under a 50‐percent independence guideline as described in the Board Independence Policy.

a.   However, in markets where the local corporate governance code addresses board independence at controlled companies, RIM will generally recommend against the election or reelection of any non‐independent directors (excluding the CEO) if the level of independence on the board is lower than the local code recommendation, but in any case, if the level of board independence will be less than one‐third.

[1] Widely held companies are interpreted as:
›	Generally, based on their membership in a major index and/or the number of ISS clients holding the securities;
›	For Sweden, Norway, Denmark, Finland, and Luxembourg: based on local blue chip market index and/or MSCI EAFE companies;
›	For Portugal, based on their membership in the PSI‐20 and/or MSCI‐EAFE index.

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3.	Ireland
We vote AGAINST on-independent directors if the majority board is not independent, but only for companies that are constituents of ISE 20.

4.	Netherlands
We vote AGAINST nominees when their term is not disclosed or exceeds four years and an adequate explanation for noncompliance has not been provided.

5.	Canada

Vote case-by-case on proposals to adopt or amend an Advance Notice Board Policy or to adopt or amend bylaws containing or adding an advance notice requirement. These provisions will be evaluated to ensure that all of the provisions included within the requirement solely support the stated purpose of the requirement. The purpose of advance notice requirements, as generally stated in the market, is to prevent stealth proxy contests; to provide a reasonable framework for shareholders to nominate directors by allowing shareholders to submit director nominations within a reasonable timeframe; and to provide all shareholders with sufficient information about potential nominees in order for them to make informed voting decisions on such nominees taking into account the following:

     a.      For annual notice of meeting given not less than 50 days prior to the meeting date, the notification timeframe within the advance notice requirement should allow shareholders the ability to provide notice of director nominations at any time not less than 30 days prior to the shareholders’ meeting. The notification timeframe should not be subject to any maximum notice period. If notice of annual meeting is given less than 50 days prior to the meeting date, a provision to require shareholder notice by close of business on the 10th day following first public announcement of the annual meeting is supportable. In the case of a special meeting, a requirement that a nominating shareholder must provide notice by close of business on the 15th day following first public announcement of the special shareholders’ meeting is also acceptable;

b. The board’s inability to waive all sections of the advance notice provision under the policy or bylaw, in its sole discretion;

     c.     A requirement that any proposed nominee deliver a written agreement wherein the proposed nominee acknowledges and agrees, in advance, to comply with all policies and guidelines of the company that are applicable to directors;

d. Any provision that restricts the notification period to that established for the originally scheduled meeting in the event that the meeting has been adjourned or postponed;

     e.     Any additional disclosure requests within the advance notice requirement or the company’s ability to require additional disclosure that exceeds that required within a dissident proxy circular or that goes beyond that necessary to determine director nominee qualifications, relevant experience, shareholding or voting interest in the company, or independence in the same manner as would be required and disclosed for management nominees; and in any event where there is no indication from the company that such additional disclosure, if requested and received, will be made publicly available to shareholders;

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     f.     Stipulations within the provision that the corporation will not be obligated to include any information provided by dissident director nominees or nominating shareholders in any shareholder communications, including the proxy statement;

g. Any other feature or provision determined to have a negative impact on shareholders’ interests and deemed outside the purview of the stated purpose of the advance notice requirement.

6.	Australia

We vote AGAINST affiliated outsiders and insiders on remuneration and/or audit committees that are not majority independent.

7.	Singapore

We vote AGAINST:

a. Election of one executive director and one substantial-shareholder nominee where independent directors represent less than one-third of the board;

b. Audit committee members who are former partners of the company’s auditor;

     c.    Directors who have attended less than 75 percent of meetings, without a reasonable explanation for those absences. (Acceptable explanations include Medical issues; family emergencies, the director has served for less than one year; missing one meeting of a total of three or fewer.)

     d.    Election or reelection of non-independent nominees (including nominees who have been a partner of the company’s auditor within the last three years or is on the audit committee of the company) if at least one-third of the board is not independent

     e.    Classify a director as non-independent where the director has served on the board for more than nine years and where the board either fails to provide any reason for considering the director to still be independent, or where the stated reasons raise concerns among investors as to the director’s true level of independence..

We will NOT vote against the election of a CEO or a company founder who is integral to the company.

8.	Hong Kong

RIM will generally vote FOR director nominees to the board, however, we will vote AGAINST any nominee who:

a. Is classified by the company as independent, but fails to meet the RIM criteria for independence

b. Has been a partner of the company’s auditor within the last three years, and serves on the audit committee;

     c.     Had attended less than 75 percent of board meeting over the most recent two years, without a satisfactory explanation (Acceptable explanations include Medical issues; family emergencies, the director has served for less than one year; missing one meeting of a total of three or fewer.);

d. Is an executive director serving on the remuneration committee or nomination committee, and the committee is not majority independent; or

e. Is an executive director serving on the audit committee.

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f.
Classified by the company as independent but fails to meet the RIM criteria for independence. Classify a director as non-independent where the director has served on the board for more than nine years, and where the board either fails to provide any reason for considering the director to still be independent, or where the stated reasons raise concerns among investors as to the director’s true level of independence.

Generally vote for the re/election of directors, unless:

	a.	The nominee has been a partner of the company’s auditor within the last three years, and serves on the audit committee;
b.
The nominee has attended less than 75 percent of board and key committee meetings over the most recent fiscal year, without a satisfactory explanation. The calculation of director attendance will not include meetings attended by alternate directors. Acceptable reasons for director absences are generally limited to the following:
	c.	Medical issues/illness;
	d.	Family emergencies;
	e.	The director has served on the board for less than a year; and
	f.	Missing only one meeting (when the total of all meetings is three or fewer);
	g.	The nominee is an executive director serving on the remuneration committee or nomination committee, and the committee is not majority independent;
	h.	The nominee is an executive director serving on the audit committee;
i.
The nominee sits on a total of more than six public company boards (RIM will accept a commitment by an overboarded director to step down from one or more boards at the next annual meeting of the company or companies in question, if that will bring the total number of boards to no more than six); or

	j.	Any non‐independent director nominees where the board is less than one‐third independent under RIM classification of directors.

RIM generally will not vote against the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

9.		Hong Kong and Singapore: Generally vote AGAINST all members of the audit committee up for reelection if:

	a.	The non-audit fees paid to the auditor exceed audit fees without satisfactory explanation; or
	b.	The company did not disclose the audit fees and /or non-audit fees in the latest fiscal year.
	c.	Vote AGAINST director nominees who sit on a total of more than six public company boards.

10.
     Japan : Generally vote FOR an article amendment to adopt a board with audit committee structure. However, if the adoption of the new governance structure would eliminate shareholders’ ability to submit shareholder proposals on income allocation, vote against the article amendments. Vote case-by-case if the board currently has a three-committee structure

11.		Malaysia, Thailand

Typically vote for the reelection of directors unless:
	a.	The nominee is an executive director and serves on the audit, remuneration, or nomination committee; or
	b.	The nominee has attended fewer than 75% of the board and committee meetings over the most recent year without a satisfactory explanation (Acceptable explanations include Medical issues;

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family emergencies, the director has served for less than one year; missing one meeting of a total of three or fewer.); or
	c.	The nominee is a non-independent director and the board is less than 1/3 independent.
d.
12.		Korea

We vote AGAINST the election of an outside director to the board or to the audit committee where that director sits on a total of more than two public company boards.

13.		South Korea

We vote AGAINST any nominee who is a non-independent director serving on the audit committee.

14.		Korea, South Korea and South Africa

We vote AGAINST the reelection of any outside directors who have attended less than 75% of board meetings.

15.		South Korea, Philippines

	a.	We vote FOR the election of directors unless there are specific concerns about the company, the board or the nominees.
	b.	We vote on a CASE-BY-CASE basis that shareholders cumulate their votes for the independent directors .
	c.	We vote AGAINST all director elections where insufficient information on nominees has been disclosed.
	d.	Where independent directors represent less than a majority of the board, we will vote AGAINST the following directors:

•          Executive directors who are neither the CEO nor a member of the founding family and/or the most recently appointed non-independent non-executive director who represents a substantial shareholder, where the percentage of board seats held by representatives of the substantial shareholder are disproportionate to their holdings in the company.

16.		Philippines

	a.	Where independent directors represent less than the highest of three independent directors or 30 percent of the board, RIM will vote AGAINST the following directors:

• An executive director with exception of the CEO; or

• One non-executive non-independent director who represents a substantial shareholder where the number of seats held by the representatives is disproportionate to its holdings in the company.

17.		Brazil

	a.	RIM will vote AGAINST proposals to elect directors if the post-election board is not at least 30 percent independent. This policy applies to Novo Mercado companies.
	b.	RIM will vote AGAINST proposals to elect directors if the post-election board is not at least 20 percent independent. This policy applies to Nivel 2 companies.

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18.		Austria

We vote AGAINST supervisory board elections if names of nominees are not disclosed, for companies that are part of the MSCI EAFE index and/or the Austrian ATX index.

19.		France (MSCI EAFE Index) - Combined Chairman/CEO

On proposals to change the board structure from a two-tier structure to a one-tier structure with a combination of the functions of Chairman and CEO, and/or the election or the reelection of a combined Chairman and CEO: We vote on a CASE-BY-CASE policy, accepting a combination generally only in the following cases:

	a.	If it is a temporary solution;

	b.	If his/her removal from the board would adversely impact the company’s continuing operations;

	c.	If the company provides compelling argumentation for combining the two functions; or

	d.	If the company has put a sufficiently counterbalancing governance structure in place.

A counterbalancing structure may include the following:

• At least 50 percent of the board members are independent (one-third for companies with a majority shareholder) according to the RMG criteria;
• No executive serves on the audit committee and no executive serves on the remuneration committee (in the financial year under review if more up-to-date information is not available);
• The chairmen of audit, remuneration and nomination committees are independent directors; and
• All key governance committees have a majority of independent members.

If disclosure is not sufficient to determine the above, this will lead to a negative evaluation of the concerned criterion. We will apply this policy for all core companies in France. This policy will also apply for resolutions for the election or the reelection of a combined Chairman and CEO for companies of the MSCI EAFE index, which represents the world’s largest companies that are expected to be held to higher standards.

Censor (non-voting board member) Elections: For widely held companies, RIM will generally vote AGAINST proposals seeking shareholder approval to elect a censor, to amend bylaws to authorize the appointment of censors, or to extend the maximum number of censors to the board.

However, RIM will vote on a CASE-BY-CASE basis when the company provides assurance that the censor would serve on a short-term basis (maximum one year) with the intent to retain the nominee before his/her election as director. In this case, consideration shall also be given to the nominee’s situation (notably overboarding or other factors of concern.)

In consideration of the principle that censors should be appointed on a short-term basis, RIM will vote AGAINST any proposal to renew the term of a censor or to extend the statutory term of censors.

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For directors standing for (re)election at French companies, will take into account board appointments as censors .

20.		Denmark - Discharge of Management and Board

We vote AGAINST proposals to abolish the authority of the general meeting to vote on discharge of the board and management since proposals to withhold discharge are regarded by international investors as an important means by which they may express serious concern of management and board action

21.		Sweden - Director Elections/Labor Representatives

a.
For all Swedish MSCI EAFE companies, we vote AGAINST the election of nonindependent executive directors if less than 50 percent of the shareholder-elected members are independent non-executive directors.

b.
In addition, for Swedish MSCI EAFE companies with labor representatives on the board of directors, we will apply Criterion (1) above, PLUS require that at least one-third of the total board (shareholder-elected members and labor representatives) be independent non-executive directors.

22.		Israel

For Israeli companies listed on the NASDAQ exchange, we vote AGAINST the election/reelection of non-independent directors if a given board is not majority-independent and does not have at least three external directors.

Director and Auditor Indemnification We evaluate proposals on director and officer indemnification and liability protection on a CASE-BY-CASE basis.

	a.	We vote AGAINST proposals that would:

• Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care;

• Expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness;

•          Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.

• For Israeli companies that are listed on a U.S. stock exchange and file a Form 20-F,we will vote AGAINST if the election of non-independent directors who sit on a company’s compensation committee.

• If the board does not have compensation committee, we will vote AGAINST the non- independent directors serving on the board.

b.
     We vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful: 1) if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and 2) if only the director’s legal expenses would be covered.

c.
     For the issue of Indemnification and Liability Agreements with D/O, which is more common than proposals to amend bylaws, resolutions are frequently proposed to permit the companies to enter into new indemnification agreements with certain officers. We SUPPORT such requests if a company’s bylaws allow indemnification to such levels as allowed for under the Companies Law

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23.		Japan

a.
     We vote AGAINST the reelection of directors who fail to attend at least 75 percent of board meetings, unless the company discloses a legitimate reason for poor attendance. The same policy will be applied to statutory auditors.

b.
     For listed subsidiary companies that have publicly-traded parent cos, we vote AGAINST reelection of the top executive(s) if the board, after the shareholder meeting does not include at least two independent directors.

c.
     For listed subsidiaries with the three-committee structure, we vote AGAINST the reappointment of nomination committee members who are insiders or affiliated outsiders, unless the board after the shareholder meeting includes at least two independent directors.

	d.	The firm will not vote AGAINST the reelection of executives as long as the board includes at least one independent director.

e.
     We vote AGAINST the top executive at listed companies that have controlling shareholders, where the board after the shareholder meeting does not include at least two independent directors based on RIM independence criteria for Japan.

f.
     For companies with a three-committee structure, RIM will vote AGAINST outside director nominees who are regarded as non-independent. However, if a majority of the directors on the board after the shareholder meeting are independent outsiders, vote FOR the appointment of affiliated outsiders

	g.	Vote AGAINST the top executive of a Japanese company if the board does not include at least one outside director.

1.	At companies with a statutory auditory structure: vote for the election of directors, except:

a.
Top executive(s)[2] at a company that has underperformed in terms of capital efficiency (i.e., when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years)[3], unless an improvement[4] is observed;

	b.	Top executive(s) if the board, after the shareholder meeting, does not include at least one outsider, regardless of independence;
c.
Top executive(s) at a company that has a controlling shareholder, where the board, after the shareholder meeting, does not include at least two independent directors based on RIM independence criteria for Japan;

	d.	An outside director nominee who attended less than 75 percent of board meetings during the year under review[5]; or
e.
Top executive(s) who are responsible for not implementing a shareholder proposal which has received a majority[6] of votes cast, or not putting a similar proposal on the ballot as a management proposal the following year (with a management recommendation of for), when that proposal is deemed to be in the interest of independent shareholders.

2I n most cases, the top executive will be the “shacho” (president). However, there are companies where the decision-making authority also rests with the “kaicho” (executive chairman) or “daihyo torishimariyaku” (representative director).

3 Exceptions may be considered for cases such as where the top executive has newly joined the company in connection with a bailout or restructuring. This policy will not be applied to companies which have been public for less than five years.

4 Improvement is defined as ROE of five percent or greater for the most recent fiscal year.

5 The attendance of inside directors is not disclosed in Japan.

6 Many Japanese shareholder proposals are submitted as article amendments, which require supermajority support in order to pass.

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2.	At companies with a U.S.-type three committee structure: (In addition to the guidelines for companies with a statutory auditor structure) vote for the election of directors, except where:

	a.	An outside director nominee is regarded as non-independent based on RIM independence criteria for Japan, and the board, after the shareholder meeting, is not majority independent; or
b.
Where the company has a controlling shareholder, a director nominee sits on the nomination committee and is an insider, or non-independent outsider, when the board, after the shareholder meeting, does not include at least two independent directors based on RIM independence criteria for Japan.

3.		At companies with a board with audit committee structure: (In addition to the guidelines for companies with a statutory auditor structure) vote for the election of directors, except where:

	a.	An outside director nominee who is also nominated as an audit committee member[7] is regarded as non-independent based on RIM independence criteria for Japan.

Regardless of governance structure, under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

	a.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
	b.	Failure to replace management as appropriate; or

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company

24.	Germany

a.	For core companies with employee representatives on supervisory board: We vote AGAINST any non-independent director if less than one-third of the supervisory board is independent.

b.	For core companies without employee representatives: We vote AGAINST any non- independent director if less than one-half of the supervisory board is independent.

c.	We vote AGAINST supervisory board nominees in they hold more than a total of five supervisory board or foreign board of director seats and serve in an executive role at another company.

25.	Spain

a.	We vote AGAINST non-independent directors (excluding the CEO) for all core companies where the board is not at least one-third independent.

b.
We vote AGAINST the routine election and reelection of directors when his/her term is not disclosed or when it exceeds four years and adequate explanation for non-compliance has not been provided. This policy applies for bundled as well as unbundled items.

26.	United Kingdom

We consider on a CASE-BY-CASE basis the re-election of the Chairman of the board. In situations where he or she has direct responsibility for failure to comply with (or to explain satisfactorily) the Code, we vote ABSTAIN, or, if such an option is unavailable, we vote CONTENTIOUS FOR, or AGAINST.

7 Outside director nominees who are not nominated as audit committee members are not subject to this policy.

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27.	Germany, U.K., The Netherlands

We will generally vote AGAINST the election or reelection of a former CEO as chairman to the supervisory board or the board of directors, unless:

a.	There are compelling reasons that justify the election or re-election of a former CEO as chairman;

b.	The former CEO is proposed to become the board’s chairman only on an interim or temporary basis;

c.	The former CEO is proposed to be elected as the board’s chairman for the first time after a reasonable cooling-off period; or

d.	The board chairman will not receive a level of compensation comparable to the company’s executives nor assume executive functions in markets where this is applicable.

28.	Latin America, Turkey, Indonesia

WE will vote AGAINST election of directors if the name of the nominee is not disclosed in a timely manner prior to the meeting. This is only for each respective market’s main blue chip (large cap) index.

29.	Russia

WE will vote AGAINST proposals to elect directors, if names of nominees are not disclosed.

30.	Taiwan

WE will vote AGAINST the election of directors if the names or shareholder ID numbers are not disclosed.

31.	India

a.
RIM votes AGAINST all non-independent director nominees (other than a CEO/managing director, executive chairman, or company founder who is deemed integral to the company) where independent directors represent less than one-third of the board (if the chairman is a non- executive) or one-half of the board (if the chairman is an executive director or a promoter director.) Austria:

b.
We will vote AGAINST the election or reelection of any non-independent directors (excluding the CEO) if the proposed board is not at least 50-percent independent (as defined by ISS’ director categorization guidelines). If a nominee cannot be categorized, RIM will assume that person is non-independent and include that nominee in the calculation. The policy will apply only to core companies. For core companies where the board must include labor representatives by law, RIM will require that one-third of the total board be independent

c.
Vote against the re/election of a director if the nominee has attended less than 75 percent of board and key committee (audit, compensation, and nominating) meetings over the most recent fiscal year, without a satisfactory explanation. (Acceptable explanations include Medical issues; family emergencies, the director has served for less than one year; missing one meeting of a total of three or fewer.)

32.	Finland:

a.
As it is market practice in Finland to have non-board members that are representatives of major shareholders serving on the nominating committee, we will FOR proposals to elect a nominating committee consisting of mainly non-board members, but advocate disclosure of the names of the proposed candidates to the committee in the meeting notice.

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b.
We will also vote FOR shareholder proposals calling for disclosure of the names of the proposed candidates at the meeting, as well as the inclusion of a representative of minority shareholders in the committee.

27.	South Africa:

We will vote FOR the reelection of directors unless:

a.	Adequate disclosure has not been provided in a timely manner;

b.	There are clear concerns over questionable finances or restatements;

c.	There have been questionable transactions with conflicts of interest;

d.	There are any records of abuses against minority shareholder interests;

e.	The board fails to meet minimum governance standards;

f.	There are specific concerns about the individual nominee, such as criminal wrongdoing or breach of fiduciary responsibilities;

g.	Repeated absences (less than 75 percent attendance) at board meetings have not been explained; or

h.	Elections are bundled.

Additional factors resulting from recent changes in local code of best practice include:

a.	The director is an executive who serves on one of the key board committees (audit, compensation, nominations);

b.	The director combines the roles of chair and CEO and the company has not provided an adequate explanation;

c.	The director is the former CEO who has been appointed as chair;

d.	The director is a non-independent NED who serves on the audit committee;

e.
The director is a non-independent NED who serves on the compensation or nomination committee and there is not a majority of independent NEDs on the committee. However, such a consideration should take into account the potential implications for the board’s black economic empowerment (BEE) credentials;

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f.
The director is a non-independent NED and the majority of NEDs on the board are not independent. However, such a consideration should take into account the potential implications for the board’s black economic empowerment (BEE) credentials;

We will vote FOR the reelection of the audit committee and/or audit committee members unless:

	c.	The committee includes one or more non-independent NEDs;

	d.	The audit committee member is a non-independent NED;

	e.	Members of the committee do not meet the further minimum requirements for audit committee membership to be outlined by the South African government;

There are serious concerns about the accounts presented, the audit procedures used, or some other feature for which the audit committee has responsibility

28.	Greece:

Vote against the election or reelection of any non-independent directors if the proposed board is not at least one-third independent (as defined by ISS’ director classification guidelines). If elections are bundled and the proposed board is not at least one-third independent, vote against the entire slate. If a nominee cannot be categorized, ISS will assume that person is non- independent and include that nominee in the calculation. This policy will be applied to widely held* companies incorporated in Greece.

29.	Hungary:

Generally vote against the election or reelection of any non-independent directors (excluding the CEO) if the board is not at least 50 percent independent. If a nominee cannot be categorized, ISS will consider that person non-independent and include that nominee in the calculation for determining the board independence percentage. The policy will apply to widely held companies.

30.	China

Generally vote FOR the re/election of directors, except where:

a.	The nominee has been a partner of the company’s auditor within the last three years, and serves on the audit committee;
b.
The independent director nominee has attended less than 75 percent of board meetings over the most recent fiscal year[8], without a satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

c.	Medical issues/illness;
d.	Family emergencies;
e.	The director has served on the board for less than a year; and
f.	Missing only one meeting (when the total of all meetings is three or fewer);
g.	Any non-independent director nominees where the board is less than one-third independent under ISS classification of directors.

8 Companies are required to disclose the attendance record of independent directors only, and committee memberships and attendance are generally not disclosed.

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Generally vote FOR the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

	a.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
	b.	Failure to replace management as appropriate; or
c.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

31.	South Korea

Generally vote FOR the re/election of directors, unless:

	a.	Adequate disclosure has not been provided in a timely manner;
	b.	An outside director sits on more than two public company boards, in violation of the Commercial Act and accompanying presidential decree;
c.
An outside director has attended less than 75 percent of board meetings[9] over the most recent fiscal year, without a satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

	d.	Medical issues/illness; e. Family emergencies;
	f.	The director has served on the board for less than a year; and
	g.	Missing only one meeting (when the total of all meetings is three or fewer);
	h.	For large companies, any non-independent director nominees (under ISS classification) where the board is less than majority-independent.

Where adequate disclosure has been provided, generally vote for the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Under extraordinary circumstances, vote AGAINST individual directors, members of committees, or the entire board, due to:

	a.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
	b.	Failure to replace management as appropriate; or
c.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his/her ability to effectively oversee management and serve the best interests of shareholders at any company.

Generally vote AGAINST directors for failure to remove a director convicted of wrongdoing from the board.

For cases where the election of multiple directors is presented as a bundled item, vote AGAINST the entire slate of directors if one of the nominees presents any of the governance concerns highlighted above.

32.	Tax Havens

	f.	For US companies we apply the US guidelines.

	g.	For foreign private issuers, we vote AGAINST affiliated outsiders on the audit committee.

9 Korean law requires companies to disclose the attendance of only outside directors.

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h.	Truly foreign companies that do not have a U.S. listing will be evaluated under the corporate governance standards of their home market.

i.
For uniquely structured shipping companies we vote AGAINST executive nominees when the company has not established a compensation committee when i) the company does not pay any compensation to its executive officers; ii) any compensation is paid by a third party under a contract with the company.

j.	We vote AGAINST affiliated outsider directors on the audit, compensation, and nominating committees.

k.	We vote AGAINST inside directors and affiliated outside directors for foreign private issuers that trade exclusively in the United States but fail to establish a majority independent board.

II. Proxy Contests

A.	Voting for Director Nominees in Contested Elections

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

33.	Long-term financial performance of the target company relative to its industry;

34.	Management’s track record;

35.	Background to the proxy contest;

36.	Qualifications of director nominees (both slates);

37.	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

38.	Stock ownership positions.

Q.	Reimburse Proxy Solicitation Expenses

We vote AGAINST proposals to provide full reimbursement for dissidents waging a proxy contest.

h. Auditors

A.	Ratifying Auditors

1.	Proposals to ratify auditors are made on a CASE-BY-CASE basis.

2.
We vote AGAINST the ratification of auditors and audit committee members when the company’s non-audit fees (“other”) are excessive. In circumstances where “other” fees are related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

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Audit Fees = statutory audit fees + audit related fees + permissible tax services (this excludes tax strategy)

Non-Audit Fees = other fees (ex. consulting)

The formula used to determine if the non-audit fees are excessive is as follows:

Non-audit (“other”) fees > (audit fees + audit-related fees + tax compliance/preparation fees)

3.
We vote AGAINST the ratification of auditors if there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

4.
(Europe) We vote AGAINST if external auditors have previously served the company in an executive capacity or are considered affiliated; if the name of the auditor is unpublished; if there is an unexplained change of auditor; for companies on the MSCI EAFE, fees for non-audit service exceed 100% of standard fees or any stricter limit set by law

5.
We WITHHOLD votes from audit committee members when the company’s non-audit fees (ex. consulting) are greater than 50% of total fees paid to the auditor. We may take action against members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

6.	We WITHHOLD votes from audit committee members when auditor ratification is not included on the proxy ballot.

B.	Italy - Director and Auditor Indemnification

Proposals seeking indemnification and liability protection for directors and auditors

1.	Votes are made on a CASE-BY-CASE basis to indemnify directors and officers, and we vote AGAINST proposals to indemnify external auditors.

2.	We vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

C.	Austria, Greece, Portugal and Spain:

We vote FOR the reelection of auditors and /or proposals authorizing the board to fix auditor fees, unless:

1.	There are serious concerns about the procedures used by the auditor;

2.	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

3.	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

4.	Name of the proposed auditors has not been published;

5.	The auditors are being changed without explanation; or

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6.	Fees for non-audit services exceed standard annual audit-related fees.

D.	Hong Kong, Singapore

1.	Vote FOR proposals to (re)appoint auditors and authorize the board to fix their remuneration, unless:

	a.	There are serious concerns about the accounts presented or the audit procedures used;

	b.	The auditor is being changed without explanation; or

	c.	The non-audit fees exceed the audit fees paid to the external auditor in the latest fiscal year without satisfactory explanation.

E.		MSCI EAFE Companies - Auditor Fee Disclosure

1.		We vote FOR auditor ratification and/or approval of auditors’ fees, unless: Auditors’ fees for the previous fiscal year are not disclosed and broken down into at least audit and non-audit fees.

2.
The fees must be disclosed in a publicly available source, such as the annual report or company Web site. If approval of auditors’ fees and auditor ratification are two separate voting items, a vote recommendation of AGAINST would apply only to the fees, not to the auditor ratification.

i. Proxy Contest Defenses

A.		Board Structure: Staggered vs. Annual Elections

1.		We vote AGAINST proposals to classify the board.

2.		We vote FOR proposals to repeal classified boards and to elect all directors annually.

B.		Shareholder Ability to Remove Directors

1.		We vote AGAINST proposals that provide that directors may be removed only for cause.

2.		We vote FOR proposals to restore shareholder ability to remove directors with or without cause.

3.		We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

4.		We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

C.		Cumulative Voting

1.		We vote AGAINST proposals to eliminate cumulative voting.

2.		We generally vote FOR proposals to restore or permit cumulative voting unless there are compelling reasons to recommend AGAINST the proposal, such as:

a.
the presence of a majority threshold voting standard with a carve-out for plurality in situations where there are more nominees than seats, and a director resignation policy to address failed elections;

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	b.	a proxy access provision in the company’s bylaws, or a similar structure that allows shareholders to nominate directors to the company’s ballot

3.		We vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

D.		Shareholder Ability to Call Special Meetings

1.		We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

2.		We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

E.		Shareholder Ability to Act by Written Consent

1.		We will generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

2.		Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

	a.	Shareholders’ current right to act by written consent;

	b.	The consent threshold;

	c.	The inclusion of exclusionary or prohibitive language;

	d.	Investor ownership structure; and

	e.	Shareholder support of, and management’s response to, previous shareholder proposals.

3.		RIM will vote on a CASE-BY-CASE basis on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

	a.	An unfettered[10] right for shareholders to call special meetings at a 10 percent threshold;

	b.	A majority vote standard in uncontested director elections;

	c.	No non-shareholder-approved pill; and

	d.	An annually elected board.

F.		Shareholder Ability to Alter the Size of the Board

1.		We vote FOR proposals that seek to fix the size of the board.

2.		We vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

10    “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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3.		We vote AGAINST proposals seeking to amend the company’s board size to fewer than five seats or more than fifteen seats.

j. Tender Offer Defenses

A.		Poison Pills

1.		We generally vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless:

	a.	A shareholder-approved poison pill is in place.

	b.	The company has adopted a policy specifying that the board will only adopt a shareholder rights plan if either:

		i.	Shareholders have approved the adoption of the plan, or

ii.
The board determines that it is in the best interest of shareholders to adopt a pill without the delay of seeking shareholder approval, in which the pill will be put to a vote within 12 months of adoption or it will expire.

2.		We vote FOR shareholder proposals to redeem a company’s poison pill.

3.		We vote AGAINST management proposals to ratify a poison pill.

4.		We will vote on a CASE-BY-CASE basis on proposals to adopt a poison pill or protective amendment to preserve a company’s net operating losses based on the following criteria:

	a.	The trigger (NOL pills generally have a trigger slightly below 5 percent);

	b.	The value of the NOLs;

	c.	The term;

	d.	Shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and Dother factors that may be applicable.

e.
The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

	f.	Any other factors that may be applicable.

B.		Poison Pills (Japan)

We vote on a CASE-BY-CASE basis and will only SUPPORT resolutions if:

1.		The decision to trigger the pill is made after an evaluation of the takeover offer by a committee whose members are all independent of management.

2.		The pill will not be triggered unless the potential acquirer has purchased a stake of at least 20% of issued share capital.

3.		The effective duration of the poison pill is for a maximum of three years.

4.		The board includes at least 20% (but no fewer than two) independent directors, and the directors are subject to annual election by shareholders.

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5.
The company has disclosed under what circumstances it expects to make use of the authorization to issue warrants and has disclosed what steps it is taking to address the vulnerability to a takeover by enhancing shareholder value.

6.		There are no other protective or entrenchment tools.

7.		The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

C.		Anti-Takeover Proposals (France)

We vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

D.		Fair Price Provisions

1.
We vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

2.		We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

E.		Greenmail

1.		We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

2.		We review on a CASE-BY-CASE basis anti-greenmail proposal when they are bundled with other charter or bylaw amendments.

F.		Pale Greenmail

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

G.		Unequal Voting Rights

1.		We vote AGAINST dual class exchange offers.

2.		We vote AGAINST dual class recapitalizations.

H.		Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

1.		We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

2.
We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments. However for companies with shareholder(s) who have significant ownership levels, we vote on a CASE-BY-CASE basis, taking into account the following criteria:

	a.	Ownership structure;

	b.	Quorum requirements; and

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	c.	Supermajority vote requirements.

I.		Supermajority Shareholder Vote Requirement to Approve Mergers

1.		We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

2.		We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

J.		White Squire Placements

We vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

K.		Protective Preference Shares

We evaluate these proposals on a CASE-BY-CASE basis and will only support resolutions if:

1.		The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of RMG’S categorization rules and the Dutch Corporate Governance Code.

2.	No call/put option agreement exists between the company and the foundation.

3.	There is a qualifying offer clause or there are annual management and supervisory board elections.

4.	The issuance authority is for a maximum of 18 months.

5.	The board of the company-friendly foundation is independent.

6.	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

7.	There are no priority shares or other egregious protective or entrenchment tools.

8.	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

9.	Art 2:359c Civil Code of the legislative proposal has been implemented.

k. Miscellaneous Governance Provisions

A.	Confidential Voting

1.
We vote FOR shareholder proposals that request corporations to adopt confidential voting, to use independent tabulators, and to use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

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2.	We vote FOR management proposals to adopt confidential voting.

3.
WE vote on a case-by-case basis on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Issues include confidential voting of individual proxies and ballots, confidentiality of running vote tallies, treatment of abstentions and/or broker non-votes in counting methodology. Factors considered are transparency, consistency, fairness. Other factors include:

	a.	The scope and structure of the proposal

	b.	the company’s stated confidential voting policy and whether it ensures a ‘level playing field’ by providing shareholder proponents with equal access to vote information prior to the annual meeting;

	c.	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the process and maintains the integrity of vote results;

	d.	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

	e.	Any recent controversies or concerns related to the company’s proxy voting mechanic; f. Any unintended consequences resulting from implementation of the proposal; and g. any other relevant factors.

B.		Litigation Rights(including exclusive venue and fee-shifting bylaw provisions)

RIM votes on a case-by-case basis on bylaws which impact shareholders’ litigation rights taking into account factors such as:

	a.	The company’s stated rationale for adopting the provision

	b.	Disclosure of past harm from shareholder lawsuits

	c.	The breadth of application of the bylaw such as key terms and types of lawsuits

	d.	Governance features such as shareholders’ ability to repeal the provision and ability to hold directors accountable.

RIM generally votes AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits.

A.		Equal Access

RIM will vote on a CASE-BY-CASE basis on proposals to enact proxy access, taking into account, among other factors:

1.		Company-specific factors; and

2.		Proposal-specific factors, including:

		a.	The ownership thresholds proposed in the resolution (i.e. percentage and duration);
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	b.	The maximum proportion of directors that shareholders may nominate each year; and

	c.	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations. .

B.	Bundled Proposals

We review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote AGAINST the proposals. If the combined effect is positive, we SUPPORT such proposals.

C.	Shareholder Advisory Committees

We vote AGAINST proposals to establish a shareholder advisory committee.

D.	Charitable Contributions

We vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

E.	Adjourn Meeting Requests to Solicit Additional Proxies to Approve Merger Agreement

We will vote FOR this when:

1.	We support the underlying merger proposal

2.	The company provides a compelling reason and

3.	The authority is limited to adjournment proposals requesting the authority to adjourn solely to solicit proxies to approve a transaction that we support.

F.	Related-Party Transactions (France)

Management proposals to approve the special auditor’s report regarding regulated agreements

1.	We evaluate these proposals on a CASE-BY-CASE basis taking into consideration the individuals concerned in the agreement, detailed content of the agreement, and convened remuneration.

2.
We vote AGAINST if the report is not available 21 days prior to the meeting date, or if the report contains an agreement between a non-executive director and the company for the provision of consulting services.

3.	We vote FOR if the report is not available 21 days prior to the meeting date, but the resolution states that there are none.

G.	Related Party Transaction Auditor Reports (France)

We will evaluate on a CASE-BY-CASE basis considering 1) adequate disclosure, 2) sufficient justification on apparently unrelated transactions, 3) fairness option (if applicable), and 4) any other relevant information.

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H.	Related Party Transactions (Malaysia)

RIM will vote AGAINST a related-party transaction if:

•	A director who is classified by the company as independent has a vested interest in the business transaction AND

•	The value of the transaction exceeds MYR 250,000. In addition, directors involved in related party transaction in excess of MYR 250,000 will be classified as non-independent.

I.	Financial Assistance Authorities (South Africa)

Generally vote FOR a general authority to provide financial assistance, unless:

•	As part of the authority, the company requests a general authority to provide financial assistance to directors, and this is not limited to participation in share incentive schemes; and/or

•	As part of the authority, the company seeks approval to provide financial assistance “to any person.”

J.	Authority to Reduce Minimum Notice Period for Calling a Meeting (non-US Companies)

Central and Eastern Europe

We will vote proposals to reduce minimum notice period for calling a meeting on a CASE-BY-CASE basis.

Generally, approve “enabling” authority proposal on the basis that RIM would typically expect companies to call EGMs/GMs using a notice period of less than 21 days only in limited circumstances where a shorter notice period will be to the advantage of shareholders as a whole. By definition, EGMs being regular meetings of the company, should not merit a notice period of less than 21 days.

In a market where local legislation permits EGM/GM to be called at no less than 14-day’s notice, RMG will generally support the proposal if the company discloses that eh shorter notice period of between 20 and 14 days would not be used as a routine matter for such meetings buy only when the flexibility is merited by the business of the meeting. Where the proposal at a give EGM/GM is not time-sensitive, RIM would not typically expect a company to invoke the shorter notice notwithstanding any prior approval of the enabling authority proposal by shareholders.

With the exception of the first AGM at which approval of the enabling authority is sought, when evaluating an enabling authority proposal, RIM will consider the company’s use of shorter notice periods in the preceding year to ensure that such periods were invoked solely in connection with genuinely time- sensitive matters. Where the company has not done so, and fails to provide a clear explanation, we will consider voting AGAINST the enabling authority for the coming year.

J.	Independent Proxy (Switzerland)

RIM will generally vote FOR proposals to elect an independent proxy for shareholder representation at annual general meetings for a term lasting until the following year’s ordinary general meeting. Absent any concerns about the independence of the proposed proxy, there are routine resolutions as the elected proxy must be independent as defined by Art. 728 of the Swiss Code of Obligations, the same definition of independence applied to external auditors.

K.	Exclusive Venue Proposals (Mgmt proposals seeking exclusive jurisdiction for resolution of disputes)

RIM will vote on a CASE-BY-CASE basis on exclusive venue proposals taking into account:

1.	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and

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2.	whether the company has the following good governance features:

	a.	an annually elected board;

	b.	a majority vote standard in uncontested director elections; and

	c.	the absence of a poison pill, unless the pill was approved by shareholders.

e. Capital Structure

A.	Common Stock Authorization

1.	We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

2.	We vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

3.
We vote AGAINST proposals which request increases in the number of authorized shares over a level 50% above currently authorized shares, after taking into account any stock split or financing activity, without specific reasons.

B.	Capital Issuance Requests

1.
General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

a.	We vote FOR general issuance requests with preemptive rights for up to 50% of a company’s outstanding capital.

b.	We vote FOR general issuance requests without preemptive rights for up to 10% of a company’s outstanding capital.

c.	We vote AGAINST global company issuances without preemptive rights over 10% of a company’s outstanding capital.

2.	Specific issuance requests will be judged on their individual merits.

3.	Protective Preference Shares (Netherlands)
Management proposals to approve protective preference shares to company-friendly foundations:
We will evaluate these proposals on a CASE-BY-CASE basis and will only support resolutions if:

a.	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of RMG’S categorization rules and the Dutch Corporate Governance Code.

b.	No call/put option agreement exists between the company and the foundation.

c.	There is a qualifying offer clause or there are annual management and supervisory board elections.

d.	The issuance authority is for a maximum of 18 months.

e.	The board of the company-friendly foundation is independent.

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f.	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

g.	There are no priority shares or other egregious protective or entrenchment tools.

h.	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

i.	Art 2:359c Civil Code of the legislative proposal has been implemented.

4.	U.K and Netherlands
We will vote FOR issuance requests only if share issuance periods are limited to 18 months.

5.	South Africa

a.	We will vote FOR a general Authority to place authorized but unissued shares under the control of the directors unless:

	i.	The authority is over a number of shares equivalent to more than 10% of the current issued share capital.

	ii.	The authority would allow shares to be used for share incentive scheme purposes and the underlying scheme(s) raises concerns.

	iii.	The company used the authority during the previous year in a manner deemed not to be in shareholders’ best interests.

b.	We will vote FOR a general authority to issue shares for cash unless:

	i.	The authority is over a number of shares equivalent to more than 10% of the current issued share capital.

	ii.	The company used the authority during the previous year in a manner deemed not to be in shareholder’s interest.

6.	Singapore

Generally vote FOR the general issuance mandate for companies that:

a.	Limit the aggregate issuance request – that is, for the general issuance mandate and the share reissuance mandate combined – to 10 percent or less of the relevant class of issued share capital;

b.	Limit the discount to 10 percent of the market price of shares; and

c.	Have no history of renewing the General Issuance Mandate several times within a period of one year

7.	Taiwan

Generally vote FOR general mandate for public share issuance if the issue size is no more than 20% of the existing share capital or if the mandate includes a private placement as one of the financing channels if the resulting dilution rate is no more than 10%.

We vote on a CASE-BY-CASE basis on requests to issue shares for a specific purpose such as the financing of a particular project, an acquisition or a merger.

8.	France

Vote for general issuance requests with preemptive rights, or without preemptive rights but with a binding “priority right,” for a maximum of 50 percent over currently issued capital. Generally vote for general authorities to issue shares without preemptive rights up to a maximum of 10 percent of share capital.

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C.	Stock Distributions: Splits and Dividends

We vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance in terms of shareholder returns.

D.	Reverse Stock Splits

1.	We vote FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

2.	We vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.

E.	Preferred Stock

1.	We vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

2.	We vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

3.
We vote FOR proposals to authorize preferred stock in cases where the company specifies that the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

4.
We review on a CASE-BY-CASE BASIS proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

F.	Adjustments to Par Value of Common Stock

We vote FOR management proposals to reduce the par value of common stock.

G.	Preemptive Rights

1.	We vote FOR proposals to create preemptive rights.

2.	We vote AGAINST proposals to eliminate preemptive rights.

H.	Debt Restructurings

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

1.	Dilution: How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

2.	Change in Control: Will the transaction result in a change in control of the company?

3.	Bankruptcy: Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

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I.		Share Repurchase Programs

1.		We will generally vote FOR market repurchase authorities/share repurchase programs provided that the proposal meets the following parameters:

	a.	Maximum volume: 10 percent for market repurchase within any single authority (Carve out: 15 percent in the U.K.) and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

	b.	Duration does not exceed 18 months. For company’s who operate in markets that do not specify a maximum duration or durations last beyond 18 months. We will assess their historic practices.

2.		Vote AGAINST proposals where:

	a.	The repurchase can be used for takeover defenses;

	b.	There is clear evidence of abuse;

	c.	There is no safeguard against selective buybacks;

	d.	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

3.		Consider Case-by-Case if these conditions are met:

	a.	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

	b.	The plan still respects the 10 percent maximum of shares to be kept in treasury.

J.		Share Repurchase Programs to Fund Stock Option Plans

1.		Spain

We vote AGAINST proposals to repurchase shares in connection with stock option plans when no information associated with the plan is available prior to the general meeting. However, we will maintain our stance on routine repurchases if it is disclosed that there is no connection.

2.		Portugal

We will consider this item on a CASE-BY-CASE basis and will take into consideration whether information associated with the plan is available prior to the general meeting, and if there is any improvement in disclosure around option plans.

K.		Additional Share Repurchase Programs

1.		Denmark

Repurchase of shares in lieu of dividends – We will consider this item on a CASE-BY-CASE basis considering tax benefits and cost savings.

2.		Germany and Italy

Repurchase shares using put and call options – We will vote FOR provided the company details:

	a.	Authorization is limited to 18 months

	b.	The number of shares that would be purchased with call options and/or sold with put options is limited to a max of 5% of TSO

	c.	An experienced financial institution is responsible for the trading

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	d.	The company has a clean track record regarding repurchases.

L.		Netherlands - Remuneration Report

Management is required to put its remuneration policy up for a binding shareholder vote. We will evaluate this item using principles of the Dutch Corporate Governance Code.

Netherlands - Protective Preference Shares: Proposals to approve protective preference shares

We vote on a CASE-BY-CASE basis. In general, we vote FOR protective preference shares (PPS) only if:

1.
The supervisory board needs to approve an issuance of shares whilst the supervisory board is independent within the meaning of RMG’s categorization rules and the Dutch Corporate Governance Code (i.e. a maximum of one member can be non-independent);

2.		No call / put option agreement exists between the company and a foundation for the issuance of PPS;

3.		The issuance authority is for a maximum of 18 months;

4.		The board of the company friendly foundation is fully independent;

5.		There are no priority shares or other egregious protective or entrenchment tools;

6.		The company states specifically that the issue of PPS is not meant to block a takeover, but will only be used to investigate alternative bids or to negotiate a better deal;

7.		The foundation buying the PPS does not have as a statutory goal to block a takeover;

8.		The PPS will be outstanding for a period of maximum 6 months (an EGM must be called to determine the continued use of such shares after this period)

M.		Tracking Stock

We vote on the creation of tracking stock on a CASE-BY-CASE basis, weighing the strategic value of the transaction AGAINST such factors as:

1.		Adverse governance charges

2.		Excessive increases in authorized capital stock

3.		Unfair method of distribution

4.		Diminution of voting rights

5.		Adverse conversion features

6.		Negative impact on stock option plans

7.		Other alternatives such as spinoff

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N.		“Going Dark” Transactions

We vote these proposals on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to:

1.		Whether the company has attained benefits from being publicly traded.

2.		Cash-out value

3.		Balanced interests of continuing vs. cashed-out shareholders

4.		Market reaction to public announcement of transaction

f. Executive and Director Compensation

A.		General

1.		Votes with respect to compensation plans are determined on a CASE-BY-CASE basis.

Robeco votes on a case by case basis on equity based compensation plans taking into account the following:

a.
Plan Cost – the total estimated cost of the plans relative to industry/market cap peers measured by the company’s estimated Shareholder Value Transfer and considering both the SVT based on new shares requested plus shares remaining for future grans, plus outstanding unvested/unexercised grants and SVT based only on new shares plus shares remaining for future grans.

	b.	Plan Features – Automatic single-triggered award vesting upon change of control; Discretionary vesting authority, liberal share recycling. Minimum vesting period for grants made under the plan.
c.
Grant Practices: The burn rate; vesting requirements; the estimated duration of the plan, the proportion of the CEO’s most recent equity grants, existence of a claw-back policy, post exercise/vesting requirements.

RIM generally votes against the plan if the combination of above factors indicates that the plan is not in the shareholders best interests of if any of the following apply:

a.	The plan creates dilution exceeding 3 ½% per year over the life of the plan.
b.	Awards may vest in connection with a liberal change of control definition.
c.	The plan would permit reprising or cash buyout of underwater options without shareholder approval.

The plan is a vehicle for problematic pay practice or a pay for performance disconnectCanada Specific:

i.	Generally vote against an equity compensation plan proposal where:

• The non-employee director aggregate share reserve under the plan exceeds the RIM established maximum limit of 1 percent of the outstanding common shares; or
•
The equity plan document does not specify an annual individual non-employee director grant limit with a maximum value of (i) $100,000 worth of stock options in the case of a stock option or omnibus plan, or (ii) $150,000 worth of shares in the case of an equity plan that does not grant stock options.

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Individual Non-employee Director Grants

		ii.		Generally vote against individual equity grants to non-employee directors in the following circumstances:
			•	In conjunction with an equity compensation plan that is on the agenda at the shareholder meeting if voting against the underlying equity compensation plan; and
			•	Outside of an equity compensation plan if the director’s annual grant would exceed the above individual director limit.

		iii.		Shares taken in lieu of cash fees and a one-time initial equity grant upon a director joining the board will not be included in the maximum award limit.

	b.		Hong Kong and Singapore specific

i.
Vote AGAINST a stock option scheme if directors eligible to receive options under the scheme if directors eligible to receive options under the scheme are involved in the administration of the scheme the scheme administrator has the discretion over awards; this generally excludes equity awards granted or taken in lieu of cash fees.

	c.		Singapore specific:

		i.		Vote against a performance share plan or restricted share plan if:

•
The maximum dilution level for the plan exceeds RIM guidelines of 5% of issued capital for a mature company and 10% if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods as these features partially offsheet dilution concerns by reducing the likelihood that awards will become exercisable unless there is a clear improvement in shareholder value; or

			•	Directors eligible to receive options under the scheme are involved in the administration of the scheme and the administrator has the discretion over awards.

	d.		France-specific: RIM will generally vote FOR equity-based compensation proposals taking into account the following factors:

i.
The volume of awards transferred to participants must not be excessive; the potential volume of fully diluted issued share capital from equity-based compensation plans must not exceed the following guidelines:

o
The shares reserved for all share plans may not exceed 5% of a company’s issued share capital, except in the case of a high-growth company or particularly well-designed plan, in which case dilution of between 5 and 10% is allowed.

		ii.		The plan must be sufficiently long-term in nature/structure; minimum vesting of 3 years or more; and

		iii.		The awards must be granted at market price.

B.		Management Proposals Seeking Approval to Reprice Options

We vote on management proposals seeking approval to reprice options on a CASE-BY-CASE basis.

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C.		Director Compensation

We vote on stock-based plans for directors on a CASE-BY-CASE basis.

D.		Employee Stock Purchase Plans

1.		We vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

2.		We vote on non-qualified employee stock purchase plans on a CASE-BY-CASE basis but will APPROVE plans considering the following criteria:

	a.	Broad-based participation (all employees excluding individuals with 5% or more of beneficial ownership)

	b.	Limits on employee contribution, either fixed dollar or percentage of salary

	c.	Company matching contribution up to 25%

	d.	No discount on the stock price on the date of purchase since there is a company matching contribution

3.		Canada

RIM will generally vote FOR broadly based (preferably all employees of the company with the exclusion of individuals with 5 percent or more beneficial ownership of the company) employee stock purchase plans where the following apply:

	a.	Reasonable limit on employee contribution (may be expressed as a fixed dollar amount or a percentage of base salary excluding bonus, commissions and special compensation);

b.
Employer contribution of up to 25% of employee contribution and no purchase price discount or employer contribution of more than 25% of employee contribution and SVT cost of the company’s equity plans is within the allowable cap for the company;

	c.	Purchase price is at least 80% of fair market value with no employer contribution;

	d.	Potential dilution together with all other equity-based plans is 10% of outstanding common shares for less; and

	e.	Plan Amendment Provision requires shareholder approval for amendments to:

		i.	The number of shares reserved for the plan;

		ii.	The allowable purchase price discount;

		iii.	The employer matching contribution amount.

Treasury-funded ESPPs, as well as market purchase funded ESPPs requesting shareholder approval, will be considered to be incentive-based compensation if the employer match is greater than 25%. RIM will vote on a CASE-BY-CASE basis taking into account the following factors:

	a.	Shareholder Value Transfer (SVT) cost of the plan;

	b.	Eligibility;

	c.	Administration;

	d.	The company’s other equity-based compensation plans and benefit programs, in particular pensions.

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E.		OBRA-Related Compensation Proposals:

1.		Amendments that Place a Cap on Annual Grants or Amend Administrative Features

We vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

2.		Amendments to Added Performance-Based Goals

	a.	We vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

b.
We vote FOR plans that support full disclosure and linking compensation to performance goals that impact the long-term performance of the firm (e.g. compliance with environmental/EPA regulations, labor supplier standards or EEOC laws).

3.		Amendments to Increase Shares and Retain Tax Deductions under OBRA

We evaluate votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) on a CASE-BY-CASE basis.

4.		Approval of Cash or Cash-and-Stock Bonus Plans

	a.	We vote on cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA on a CASE-BY-CASE basis.

	b.	We generally vote AGAINST plans with excessive awards ($2 million cap).

5.		Independent Outsiders

We will vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in our definition of director independence.

F.		Shareholder Proposals to Limit Executive and Director Pay

1.		We generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

2.		We vote AGAINST all other shareholder proposals that seek to limit executive and director pay.

G.		Golden and Tin Parachutes

1.		We vote FOR shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification.

2.		We vote AGAINST golden parachutes.

3.
Voting on a CASE-BY-CASE basis on Golden Parachute proposals, including consideration of existing change in control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

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	a.	Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issues(s):

	b.	Single or modified single trigger cash severance;

	c.	Single trigger acceleration of unvested equity awards;

	d.	Excessive cash severance (>3x base salary and bonus);

	e.	Excise tax gross ups triggered and payable (as opposed to a provision to provide excise tax gross ups);

	f.	Excessive golden parachute payments (on an absolute basis or as percentage of transaction equity value); or

g.
Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

	h.	The company’s assertion that a proposed transaction is conditions on shareholder approval of the golden parachute advisory vote.

H.		Employee Stock Ownership Plans (ESOPs)

We vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than 5% of outstanding shares).

I.		401(k) Employee Benefit Plans

We vote FOR proposals to implement a 401(k) savings plan for employees.

J.		Pension Plan Income and Performance-Based Compensation

Generally we vote FOR proposals to exclude earnings on assets of company sponsored pension plans in determining executive and director compensation. Our position generally does not view the following factors as relevant: 1) the amount of pension plan earnings, and 2) the percentage, if any, such pension plan earnings contribute to the company’s pre-tax earnings.

K.		Indexed Options and Performance Vested Restricted Stock

We generally vote FOR indexed options and performance vested restricted stock.

L.		Burn Rate

We vote AGAINST equity plans that have high average three-year burn rate defined as 1) the company’s most recent three-year burn rate that exceeds one standard deviation of its GICS segmented by Russell 3000 index and non-Russell 3000 Index, OR 2) the company’s most recent three-year burn rate that exceeds 2% of common shares outstanding. For companies that grant both full value awards and stock options to their employees, we shall apply a premium on full value awards for the past three fiscal years.

M.		Transferable Stock Options

1.
We will generally vote FOR TSO awards within a new equity plan if the total cost of the company’s equity plans is less than the company’s allowable cap, assuming all other conditions have been met to receive a FOR recommendation. The TSO structure must be disclosed and amendments to existing plans should make clear that only options granted post-amendment shall be transferable.

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2.		One-time transfers will be evaluated on a CASE-BY-CASE basis, giving consideration to the following:

	a.	Executive officers and non-employee directors should be excluded from participating.

	b.	Stock options must be purchased by third-party financial institutions at a discount to their fair value using an appropriate financial model.

There should be a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

N.		Supplemental Executive Retirement Plan (SERPs)

We evaluate on a CASE-BY-CASE basis Shareholder proposal to limit ‘covered compensation’ under their SERP plan to no more than 100% of a senior executive’s salary, considering the company’s current SERP plan.

O.		Pay-for-Superior-Performance

We evaluate Shareholder proposals to establish a pay-for-superior-performance standard on a CASE-BY- CASE basis considering the company’s current pay-for-performance practices.

P.		Executive Compensation Advisory Proposal (Say on Pay)

1.		RIM will vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

2.		We evaluate shareholder proposals to ratify the compensation of the company’s named executive officers (NEOs) on an annual basis on a CASE-BY-CASE basis considering the following global principles:

a.
Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors: the linkage between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

	b.	Avoid arrangements that risk “pay for failure.” This principle addresses the use and appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

c.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

d.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

e.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

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f.
Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis. Consider the measures, goal, and target awards reported by the company for executives’ short and long-term incentive awards; disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

g.
Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents or targeting; and

h.
Balance of performance based versus non-performance based pay. Consider the ratio of performance based (not including plain vanilla stock options) vs. non-performance based pay elements reported for the CEO latest reported fiscal year compensation especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

3.
RIM will vote AGAINST management say on pay proposals, AGAINST/WITHHOLD on compensation committee members (or, for rare cases, where the full board is deemed responsible, all directors including the CEO,) and/or AGAINST an equity-based incentive plan proposal if: :

	a.	There is a misalignment between CEO pay and company;

	b.	The company maintains problematic pay practices;

	c.	The board exhibits poor communication and responsiveness to shareholders

•
Poor disclosure practices, including: insufficient disclosure to explain the pay setting process for the CEO and how CEO pay is linked to company performance and shareholder return; lack of disclosure of performance metrics and their impact on incentive payouts; no disclosure of rationale related to the use of board discretion when compensation is increased or performance criteria or metrics are changed resulting in greater amounts paid than that supported by previously established goals.

	•	Board’s responsiveness to investor input and engagement on compensation issues, including:
		o	Failure to respond to majority-supported shareholder proposals on executive pay topics;
		o	Failure to respond to majority-opposed previous say-on-pay proposal; and
		o	Failure to respond to the company’s previous say-on-pay proposal that received support of less than 70 percent of votes cast taking into account the ownership structure of the company.

Failure to adequately respond to the aforementioned compensation issues may also result in votes against directors due to poor responsiveness to shareholders.

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Q.	Pre-Arranged Trading Plans (10b5-1 Plans)

We generally vote FOR shareholder proposals calling for certain principles regarding the use of pre- arranged trading plans (10b5-1 plans) for executives. These principles include:

1.	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K

2.	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board

3.	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan

4.	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan. An executive may not trade in company stock outside the 10b5-1 Plan.

5.	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive

R.	Share Buyback Holding Periods

We will generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

1.	A repurchase limit of up to 10% of outstanding issued share capital (15% in UK/Ireland);

2.	A holding limit of up to 10% of issued share capital in treasury; and

3.	A duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10% repurchase limit will be assessed on a CASE-BY- CASE basis. We will support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholder’s interest. In such cases, the authority must comply with the following criteria:

4.	A holding limit of up to 10% of a company’s issued share capital in treasury; and

5.	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, we will evaluate the proposal based on the company’s historical practice. However, RIM expects companies to disclose such limits and, in the future, may vote AGAINST companies that fail to do so In such cases, the authority must comply with the following criteria:

6.	A holding limit of up to 10% of a company’s issued share capital in treasure; and

7.	A duration of no more than 18 months.

In addition we vote AGAINST any proposal where:

8.	The repurchase can be used for takeover defenses;

9.	There is clear evidence of abuse;

10.	There is no safeguard against selective buybacks; and/or

11.	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

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S.	Tax Gross-Up Proposals

We vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

T.	Reimbursement of Expenses Incurred from Candidate Nomination Proposal

We evaluate Shareholder proposals to amend the company’s bylaws to provide for the reimbursement of reasonable expenses incurred in connection with nominating one or more candidates in a contested election of directors to the corporation’s board of directors on a CASE-BY-CASE basis considering the company’s current reimbursement practices.

U.	Equity Based Compensation Plans are evaluated on a case-by-case basis

We will vote AGAINST equity plan proposals if any of the following apply:

1.	The total cost of the company’s equity plans is unreasonable;

2.	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

3.
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year- over-year increase is attributed to equity awards;

4.	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;

5.
The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

6.	The plan is a vehicle for poor pay practices;

7.	The company has a liberal definition of change-in-control.

V.	Golden Coffin (Death Benefit)

We generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

W.	Hold Till (post) Retirement

We vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy.

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The following factors will be taken into account:

1.		Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

	a.	Rigorous stock ownership guidelines, or

	b.	A holding period requirement coupled with a significant long-term ownership requirement, or

	c.	A meaningful retention ratio,

2.		Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

3.		Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

X.		Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity:

We will evaluate such proposals on a Case-by-Case basis.

Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are considered poor pay practices under policy, and may even result in withheld votes from compensation committee members. The second component of this proposal –- related to the elimination of accelerated vesting – requires more careful consideration. The following factors will be taken into regarding this policy:

1.
The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.

2.	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Y.	Compensation Issue in Non-US Companies

1.
Europe: Vote case‐by‐case on management proposals seeking ratification of a company’s executive compensation‐related items, and generally vote against a company’s compensation‐related proposal if such proposal fails to comply with one or a combination of several of the global principles and their corresponding rules:

	a.	Avoid arrangements that risk “pay for failure”:
	b.	The board shall demonstrate good stewardship of investor’s interests regarding executive compensation practices. For instance,
	•	There shall be a clear link between the company’s performance and variable awards.
	•	There shall not be significant discrepancies between the company’s performance and real executive payouts.
	•	The level of pay for the CEO and members of executive management should not be excessive relative to peers, company performance, and market practices.
	•	Significant pay increases shall be explained by a detailed and compelling disclosure.
	•	Severance pay agreements must not be in excess of (i) 24 months’ pay or of (ii) any more restrictive provision pursuant to local legal requirements and/or market best practices.
•
Arrangements with a company executive regarding pensions and post‐mandate exercise of equity‐ based awards must not result in an adverse impact on shareholders’ interests or be misaligned with good market practices.

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2.	Europe – Generally vote for proposals to fix the ratio between the fixed and variable components of remuneration unless:

	•	Adequate disclosure has not been provided in a timely manner

	•	There are concerns about the company’s motivation for change

	•	There are specific concerns with the company.

UK – RIM votes on a case-by-case basis on management proposals seeking ratification of a company’s remuneration policy, and generally vote against if such proposal fails to comply with one or a combination of several of RIM remuneration principles and/or local institutional investor best practice without adequate explanation. Whilst not an exhaustive list, below are several key criteria that are considered during analysis:

	•	Has adequate disclosure been provided to allow investors to make an informed voting decision;
	•	The level of pay for the CEO and other executive directors should not be excessive relative to peers, company performance, and market practices;
	•	Significant pay increases should be explained by a detailed and compelling disclosure;
	•	Severance pay agreements should not be in excess of 12 months’ fixed remuneration and should be in line with best practice;
	•	There should be a clear link between the company’s performance and variable awards;
•
The ability for discretionary exceptional awards to be made in excess of the standard policy will require a maximum award level to be disclosed. Open ended exceptional award levels will not be supported;

	•	Executives should own a significant personal shareholding in the company and this should be supported by established share ownership guidelines by the company;
	•	The remuneration committee should have the ability to clawback or withhold payment of incentive awards when justified.
	•	NEDs generally should not receive performance based remuneration

3.		Finland - Stock Options

	a.	We vote AGAINST these proposals; however, an exception will be made if a company proposes to reduce the strike price by the amount of future special dividends only.

	b.	We vote FOR proposals that provide proportionate adjustments to outstanding awards as a result of a special cash dividend or any other future distribution of assets other than a normal cash dividend.

4.		Germany - Remuneration Disclosure

We vote AGAINST management proposals authorizing the board not to disclose remuneration schemes for five years

5.		Sweden - Remuneration Report

We vote AGAINST management proposals to approve the remuneration report if:

	a.	The potential dilution from equity-based compensation plans exceeds RMG guidelines.

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	b.	Restricted stock plans and matching share plans do not include sufficiently challenging performance criteria and vesting periods.

	c.	The remuneration report was not made available to shareholders in a timely manner.

	d.	Other concerns exist with respect to the disclosure or structure of the bonus or other aspects of the remuneration policy.

6.		Sweden, Norway - Matching Share Plans

We will evaluate such plans on a CASE-BY-CASE basis.

	a.	For every matching share plan, RMG will require a holding period.

	b.	For plans without performance criteria, the shares must be purchased at market price.

	c.	For broad-based plans directed at all employees, RIM accepts a 1:1 arrangement - that no more than one free share will be awarded for every share purchased at market value. . ..

	d.	For plans directed at executives, we require that sufficiently challenging performance criteria are attached to the plan. Higher discounts demand proportionally higher performance criteria.

	e.	The dilution of the plan when combined with the dilution from any other proposed or outstanding employee stock matching plans must comply with RIM guidelines.

7.		Australia

We will vote AGAINST resolutions seeking approval of termination payments for executives in excess of statutory maximum except where there is clear evidence that the termination payment would provide a benefit to shareholders.

We vote FOR the provision of termination benefits under the plan in excess of 12 months’ base salary, if the approval is for three years or fewer and no vesting is permitted without satisfaction of sufficiently demanding performance hurdles.

8.	Japan

RIM will vote AGAINST retirement bonuses if the recipients include outsiders, or include those who can be held responsible for corporate scandal or poor financial performance which has led to shareholder value destruction. (However, in rare occasions, RIM may support payment to outsiders on a case-by-case basis, if the individual amount is disclosed and the amount is not excessive.) In addition, RIM opposes the payments if neither the individual payments nor the aggregate amount of the payments is disclosed.

RIM will vote AGAINST special payments in connection with abolition of retirement bonus system if the recipients include outsiders, or include those who can be held responsible for corporate scandal or poor financial performance which has led to shareholder value destruction. (However, in rare occasions, RIM may support payment to outsiders on a CASE-BY-CASE basis, if the individual amount is disclosed and the amount is not excessive.) In addition, RIM will vote AGAINST the payments if neither the individual payments nor the aggregate amount of the payments is disclosed.

Among other conditions, RIM will vote AGAINST deep discount options if disclosed performance conditions are not attached. In the absence of such conditions, a vesting period of at least three years will be required to support such options

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9.	Nordic Markets

We will vote AGAINST stock option plans in Nordic markets if evidence is found that they contain provisions that may result in a disconnect between shareholder value and employee/executive rewards. This includes one or more of the following:

a.	Adjusting the strike price for future ordinary dividends AND including expected dividend yield above zero percent when determining the number of options awarded under the plan;

b.	Having significantly higher expected dividends than actual historical dividends;

c.	Favorably adjusting the terms of existing options plans without valid reason;

d.	Any other provisions or performance measures that result in undue award.

We will generally vote AGAINST if the increase in share capital is more than 5 percent for mature companies and 10 percent for growth companies.

10.	Italy

We will vote FOR any equity-based compensation plan provided they meet the following:

a.	The shares reserved for all share plans may not exceed 5 percent of a company’s issued share capital, except in the case of high-growth companies or particularly well-designed plans, in which case we allow dilution of between 5 and 10 percent: in this case, we will need to have performance conditions attached to the plans which should be acceptable regarding the RMG criteria (“challenging criteria”);

b.	The options for management are granted without a discount;

c.	An executive director is part of the remuneration committee; or

d.	The company has no remuneration committee and has executive members within the board.

* RIM may apply a carve-out in the case of well designed plans.*

11.	Taiwan

We vote on a case-by-case basis taking into account the following features:

a. existing substantial shareholders are restricted in participation;

b. presence of challenging performance hurdles if restricted shares are issued for free or at a deep discount; and

c. reasonable vesting period (at least two years) is set.

12.	China

We vote CASE-BY-CASE on proposals to approve a restricted stock scheme. A restricted stock plan will not be supported if:

	a.	The grant price of the restricted shares is less than 50% of the average price of the company’s shares during the 20 trading days prior to the pricing reference date;

b.
The maximum dilution level for the scheme exceeds RIM guidelines of 5% of issued capital for a mature company and 10% for a growth company. RIM will support plans at mature companies with dilution levels up to 10% if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods.

	c.	Directors eligible to receive restricted shares under the scheme are involved in the administration of the scheme; or

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d.	The company fails to set challenging performance hurdles for unlocking the restricted shares compared with its historical financial performance or the industry benchmarks.

We vote AGAINST a restricted stock scheme if the scheme is proposed in the second half of the year and the measurement of the company’s financial performance starts from the same year, as the company’s financial performance has been largely determined for that particular year.

We vote on a case-by-case bases on proposals to invest in financial products using idle funds. Key factors include: any known concerns with previous investments, the amount of the proposed investment relative to the company’s assets; disclosure of the nature of the products in which the company proposes to invest and disclosure of associated risks of the proposed investments and related risk management efforts by the company.

13.	South Korea

Generally vote for approval of the remuneration cap for directors, unless:

a.	The proposed cap on directors’ remuneration is excessive relative to peer companies’ remuneration without reasonable justification; or
b.	The company is asking for an increase in the remuneration cap where the company has not provided a reasonable justification for the proposed increase.

Vote against if there are material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company and the company has not provided a reasonable justification for the proposed remuneration

14.	Japan - Director Stock Options

We vote FOR “evergreen” director option plans as long as the contemplated level of annual dilution is less than 0.5%; so that it would take more than 10 years of grants for dilution to exceed our guidelines. (Where the company has outstanding options from other plans, or proposes to grant additional options to employees below board level, these must be factored into the calculation.)

Z.	Canadian Equity Compensation Plans, TSX Issuers

1.	Change-in-Control Provisions

Where approval of a CIC provision is sought as part of a bundled proposal, RMG Canada may recommend a vote AGAINST the entire bundled proposal due to an unacceptable CIC provision.

2.
Generally vote AGAINST proposals to reprice outstanding options including adjustments that can be reasonably considered repricing such as: reduction in exercise price or purchase price, extension of term for outstanding options, cancellation and reissuance of options, substitution of options with other awards.

3.	Amendment Procedures

We generally vote AGAINST the approval of proposed Amendment Procedures that do not require shareholder approval for the following types of amendments under any security based compensation arrangement, whether or not such approval is required under current regulatory rules:

a.	Any increase in the number (or percentage in the case of rolling plans) of shares reserved;

b.	Any amendment that extends the term of an award beyond the original expiry;

c.	Amendments to eligible participants that may permit the introduction or reintroduction of non- employee directors on a discretionary basis;

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d.	Any amendment which would permit equity based awards granted under the Plan may be transferable or assignable other than for normal estate settlement purposes

4.	Employee Share Purchase Plans, Amendment procedures

We generally vote AGAINST proposals to approve Share Purchase Plan Amendment Procedures if discretion is given to amend any of the following acceptable criteria:

a.	Limit on employee contribution (expressed as a percentage of base salary excluding bonus, commissions and special compensation);

b.	Purchase price is at least 80 percent of fair market value with no employer contribution; OR

c.	No discount purchase price with maximum employer contribution of up to 20% of employee contribution

d.	Offering period is 27 months or less; and

e.	Potential dilution together with all other equity-based plans is ten percent of outstanding common shares or less.

If shareholder approval is sought for a new Share Purchase Plan, the above criteria must apply and not be subject to future amendment under Plan amendment provisions without further shareholder approval or we will generally vote AGAINST approval of the Plan.

g.     State of Incorporation

A.	Voting on State Takeover Statutes

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti- greenmail provisions, and disgorgement provisions).

B.	Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation are examined on a CASE-BY-CASE basis.

1.	Canada

a.	RIM will generally vote FOR proposals to amend or replace articles of incorporation or bylaws if:

	•	The purpose of the amendment is to clarify ambiguity, reflect changes in corporate law, streamline years of amendments, or other “housekeeping” amendments; and

	•	The bylaws as amended will not result in any of the unacceptable governance provisions set out in the following paragraph.

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b.
RIM will generally vote AGAINST new by-laws or amended by-laws that would establish two different quorum levels which would result in implementing a higher quorum solely for those shareholder meetings where common share investors seek to replace the majority of current board members. (“Enhanced Quorum”).

c.	RIM will generally vote FOR proposals to adopt or amend articles/bylaws unless the resulting document contains any of the following:

•
The quorum for a meeting of shareholders is set below two persons holding 25 percent of the eligible vote (this may be reduced in the case of a small company where it clearly has difficulty achieving quorum at a higher level, but we oppose any quorum below 10 percent);

•	The quorum for a meeting of directors is less than 50 percent of the number of directors;

•	The chair of the board has a casting vote in the event of a deadlock at a meeting of directors;

•	An alternate director provision that permits a director to appoint another person to serve as an alternate director to attend board or committee meetings in place of the duly elected director; and

•
The proposed articles/bylaws raise other corporate governance concerns, such as granting blanket authority to the board with regard to capital authorizations or alteration of capital structure without shareholder approval

h.   Mergers and Corporate Restructurings

A.	Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

1.	Anticipated financial and operating benefits;

2.	Offer price (cost vs. premium);

3.	Prospects of the combined companies;

4.	How the deal was negotiated;

5.	Changes in corporate governance and their impact on shareholder rights;

6.	Change-in-control payments to executive officers and possible conflicts of interest; and

7.	Potential legal or environmental liability risks associated with the target firm

B.	Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

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C.	Spin-offs

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.	Liquidations

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.	Appraisal Rights

We vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

G.	Changing Corporate Name

We vote FOR changing the corporate name.

H.	Special Purpose Acquisition Corporations (SPACs)

We will consider on a Case-by-Case the following measures for SPACs:

1.	Valuation, Market reaction,

2.	Deal timing,

3.	Negotiations and process,

4.	Conflicts of interest,

5.	Voting agreements, and

6.	Governance.

I.	Loan Guarantee Requests (Non US companies)

Companies often provide loan guarantees for subsidiaries, affiliates and related parties. Such requests will be evaluated on a CASE-BY-CASE basis. Generally, RIM will vote AGAINST the provision when:

•	The identity receiving the guarantee is not disclosed;

•	The guarantee is being provided to a director, executive, parent company or affiliated entities where the company has no direct or indirect equity ownership; or

•
the guarantee is provided to an entity in which the company’s ownership stake is less than 75%; and such guarantee is not proportionate to the company’s equity stake or other parties have not provided a counter guarantee.

RIM will generally vote FOR such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement.

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i.          Mutual Funds

A.	Business Development Companies

RIM will vote FOR proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

1.
The proposal to allow share issuances below NAV has an expiration date that is less than one year from the date shareholders approve the underlying proposal as required under the Investment Company Act of 1940;

2.
a majority of the independent directors who have no financial interest in the sale have made a determination as to whether such sale would be in the best interest of the company and its shareholders prior to selling shares below NAV; and

3.	the company has demonstrated responsible past use of share issuances by either:

	a.	Outperforming peers in its 8-digit GICS group as measured by one and three year median TSRs; or

	b.	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non- participating shareholders.

B.	Multimanaged Funds/Subadvisers:

RIM will vote AGAINST proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

j.         Corporate Governance and Conduct

In general, we support shareholder proposals that promote good corporate citizenship while enhancing long-term shareholder value. Proposals that present an egregious economic impact will not be supported.

1.	We SUPPORT the adoption of labor standards and codes of conduct for foreign and domestic suppliers as ways to protect brands and manage risk.

2.	We SUPPORT reporting on countries with human rights abuses as ways to protect and manage risk.

3.	We SUPPORT CERES Principles, environmental reporting and MacBride Principles.

4.	We SUPPORT high-performance workplace standards.

5.	We SUPPORT fair lending guidelines and disclosure at financial companies.

6.	We SUPPORT reporting on equal opportunity and diversity.

7.	We OPPOSE resolutions that would fundamentally affect company performance and competitive increase of shareholder value.

8.
We OPPOSE shareholder proposals requesting the adoption of specific charter language regarding board diversity unless the company fails to publicly disclose existing equal opportunity or nondiscrimination policies.

9.
We OPPOSE shareholder proposals for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless: a) new legislation is adopted allowing development and drilling in the ANWR; b) the company intends to pursue operations in the ANWR, c) the company does not currently disclose an environmental risk report for their operations in the ANWR.

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10.
We OPPOSE shareholder proposals requesting a reduction in greenhouse gas emissions unless the company significantly lags behind industry standards or has been the subject of recent, substantial controversy on this issue.

11.	We OPPOSE shareholder proposals on investing in renewable energy sources.

12.
We review proposals requesting information on a company’s lobbying activities, including direct lobbying as well as grassroots lobbying activities on a CASE-BY-CASE basis taking into account; a) the company’s current disclosure of relevant lobbying policies, and management and board oversight; b) the company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and c) recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities..

13.
We review on a CASE-BY-CASE basis proposals requesting a company report on its energy efficiency policies, considering: a) the current level of disclosure related to energy efficiency policies, initiatives, and performance measures; b) level of participation in voluntary efficiency programs; c) compliance with applicable legislation and regulations; d) the company’s policies and initiatives relative to industry peers; and e) the cost associated with the proposed initiative.

14.
We review on a CASE-BY-CASE basis proposals requesting disclosure and implementation of internet privacy and censorship policies and procedures, considering: a) the level of disclosure of policies relating to privacy, freedom of speech, internet censorship and government monitoring; b) dialogue with governments and/or relevant groups; c) scope of involvement and investment in markets that maintain government censorship or internet monitoring; d) market-specific laws or regulations applicable to this issue that may be imposed on the company; e) level of controversy or litigation related to the company’s international human rights policies; and f) the cost associated with the proposed initiative.

15.
We generally vote FOR proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering: a) the company’s current level of disclosure of relevant policies and oversight mechanisms; b) the company’s current level of such disclosure relative to its industry peers; c) potential relevant local, state, or national regulatory developments; and d) controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

16.
We will vote on a CASE-BY-CASE basis on proposals requesting company reports on, or to adopt a new policy on, water-related risks and concerns, taking into account: a) the company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics; b) whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations; c) the potential financial impact or risk to the company associated with water-related concerns or issues; and d) recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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17.
We review on a CASE-BY-CASE requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism- sponsoring state or otherwise, taking into account: a) the nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption; b) current disclosure of applicable risk assessment(s) and risk management procedures; c) compliance with US sanctions and laws; d) consideration of other international policies, standards, and laws; e) recent involvement in significant controversies or violations in “high risk” markets; and f) the cost associated with the initiative.

18.
We SUPPORT proposals requesting company reporting on its policies, initiatives/procedures and oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain, UNLESS: a) the company already discloses similar information through existing reports or policies such as a Supplier Code of Conduct and/or a sustainability report; or b) the company is in compliance with all applicable regulations and guidelines; or c) there is no existence of significant violations and/or fines related to toxic materials.

19.
We review on a CASE-BY-CASE requests for workplace safety reports, including reports on accident risks reduction efforts taking into account; a) a) the nature of the company’s business specifically regarding company and employee exposure to health and safety risks; b) level of existing disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms; c) existence of recent, significant violations, fines, or controversy related to workplace health and safety ; and d) the company’s workplace health and safety performance relative to industry peers.

20.	Establishment of Board Committees on Social Issues: Shareholder proposals requesting companies establish new standing board committees on social issues.

We will generally vote AGAINST proposals requesting a company establish new standing board committees on social issues considering:

a.	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

b.	Level of disclosure regarding the issue for which board oversight is sought;

c.	Company performance related to the issue for which board oversight is sought;

d.	Board committee structure compared to that of other companies in its industry sector; and/or

e.	The scope and structure of the proposal.

21.	Genetically Modified Ingredients (GMO):

a.
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

b.	Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

i.	The company’s business and the proportion of it affected by the resolution;

ii.	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

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iii.	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

c.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

d.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients

22.		Gender Identity, Sexual Orientation and Domestic Partner Benefits

a.
We will generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

	b.	We will generally vote AGAINST proposals to extend company benefits to or eliminating benefits from domestic partners.

23.		Equality of Opportunity: shareholder proposal requesting companies disclose their EEO-1 data

We will generally vote FOR proposals requesting the company disclose its diversity policies, initiatives, comprehensive diversity data, and EEO-1 data unless:

	a.	The company publicly discloses its comprehensive equal opportunity policies and initiatives;

	b.	The company already publicly discloses comprehensive workforce diversity data; and

	c.	The company has no recent significant EEO-related violations or litigation.

24.
Political contributions and Trade Associations: Shareholder proposals calling for company to confirm political nonpartisanship, increase disclosure on political contributions and trade association spending and bar political contributions.

	a.	RIM will generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

		i.	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

		ii.	The company has procedures in place to ensure that employee contributions to company- sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

b.
RIM will vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

	c.	RIM will vote on a CASE-BY-CASE basis on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:

		i.	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

ii.
The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organization, and the oversight and compliance procedure related to such expenditures of corporate assets.

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d.	RIM will vote AGAINST proposals barring the company from making political contributions.
e.           RIM will vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company.

26.
Recycling: We will vote on a CASE-BY-CASE basis on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account: a) the nature of the company’s business; b) the current level of disclosure of the company’s existing related programs; c) the timetable prescribed by the proposal and the costs and methods of program implementation; d) the ability of the company to address the issues raised in the proposal; and e) the company’s recycling programs compared with the similar programs of its industry peers.

27.
RIM will vote on a case-by-case basis on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process considering: a) the degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms; b) the company’s industry and whether the company or its suppliers operation in countries or areas where there is a history of human rights concerns; c) recent, significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and d) whether the proposal is unduly burdensome or overly prescriptive.

Proxy Voting

Original Issue Date:	2005

Owner/Contact Person:	PineBridge Compliance

Policy Number:	4.9

Functional Applicability:	All employees of PineBridge

Geographic Applicability:	Americas

I.	Introduction

Proxy voting is an important right of shareholders, such as PineBridge Clients, for which PineBridge must take reasonable care and diligence to ensure such rights are properly and timely exercised. PineBridge, as a fiduciary for its Clients, must vote proxies in each Client’s best interest.

II.	Policy Statement

Proxy Procedures

As a registered investment adviser that votes (or delegates the voting of) securities held in Client portfolios, PineBridge has implemented proxy voting procedures that are reasonably designed to help ensure that a) PineBridge votes proxies in the best interest of its Clients; b) describes its proxy voting procedures to its Clients, and c) discloses to Clients how they may obtain information on how PineBridge voted their proxies. These procedures are designed to help enable PineBridge to manage material conflicts of interest. While PineBridge must disclose its votes upon request to Clients, no public disclosure is required. (Note that disclosure is required for any mutual funds advised by PineBridge, on Form N-PX.)

Record-Keeping

PineBridge must retain (i) these proxy voting policies and procedures; (ii) proxy statements received regarding Client securities; (iii) records of votes it casts on behalf of Clients; (iv) records of Client requests for proxy voting information, and; (v) any documents prepared by PineBridge that were material to making a decision how to vote, or that memorialized the basis for the decision. PineBridge may rely on proxy statements filed on EDGAR instead of keeping its own copies, and rely on proxy statements and records of proxy votes cast by PineBridge that are maintained by contract with a third party proxy voting service or other third party.

Proxies of Shares of Non-U.S. Corporations

PineBridge has implemented general voting policies with respect to non-U.S. shares owned by Clients. However, although U.S. companies must give shareholders at least 20 days’ advance notice to vote proxies, some non-U.S. companies may provide considerably shorter notice or none at all. PineBridge is not required to “rush” voting decisions in order to meet an impractical deadline, and as a result, PineBridge or PineBridge affiliates’ regional designees under certain circumstances may not vote certain proxies. In addition, certain non- U.S. regulations impose additional costs to a Portfolio that votes proxies, and PineBridge will take that into consideration when determining whether or not to vote.

Policy on Monitoring Class Action Suits

In the event that PineBridge has purchased the same security for a Client’s portfolio alongside its investments on behalf of itself or an affiliate, PineBridge generally will seek to inform a Client that such Client may also have a cause of action whenever such issuer is subject to class action litigation. PineBridge as a general matter will also make available to the Client such rights, if any, as that PineBridge may have against any such issuer in its capacity as the Client’s agent, and PineBridge will, where possible, give the Client such assistance as it may reasonably require to exercise its rights in any such action.

The information contained herein is the property of PineBridge and PineBridge Canada and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of PineBridge/PineBridge Canada. Important note: Please always refer to the PineBridge Investments LLC/PineBridge Investments Canada Inc. intranet site for the most up-to-date version of this Compliance Manual.

PineBridge generally does not, however, search out potential legal claims or monitor class action lawsuits against issuers arising from investments held in a Client portfolio, nor may PineBridge institute a lawsuit on a Client’s behalf arising from investments held in the Client portfolio.

In addition, given the size and breadth of PineBridge’s business, it is possible that there may be situations in which PineBridge or an affiliate might become aware of a potential lawsuit with respect to a security, one of which may also be held within a Client portfolio. In these situations, there is the possibility, due to confidentiality requirements or conflicts of interest, that PineBridge would be restricted from informing a Client of potential legal actions and activities.

In the case of a material conflict between the interests of PineBridge and those of its Clients, PineBridge will take steps to address such conflicts (which may include consulting with counsel), and will attempt to resolve all conflicts in the Client’s best interest.

III.	Procedures

PineBridge will vote proxies in the best interests of its Clients, which may result in different voting results for proxies for the same issuer.

•
Compliance is responsible for ensuring that the PineBridge ADV includes the appropriate language summarizing PineBridge’s proxy voting procedures and for updating the summary in the ADV whenever the procedures are updated. Compliance is also responsible for consulting with Legal to ensure that PineBridge’s proxy voting policy is kept up to date and in a form appropriate for transmission to Clients.

•
If a Client or potential Client requests a copy of the Proxy Voting Policy from Client Relations or Sales, Compliance should be contacted for the most recent version, or it may be obtained from the intranet. Client Relations will send to such Client a copy of the current version of the voting procedures within 7 days and will ensure that Compliance receives a log of each Client’s request and the action taken.

•
If a Client requests access to the records of how PineBridge voted its proxies, the Client should be assured that this will be provided, and Compliance should be consulted. Compliance has access to these proxy voting records.

•	PineBridge has established a Proxy Committee (the “Committee”). The PineBridge Proxy Committee is comprises members of Compliance, the Investment Department, and senior management.
•
The Committee conducts an annual review of the proxy voting guidelines for domestic and non-U.S. Portfolios. Guidelines are reviewed to ensure that the interests of PineBridge’s Clients are best served.

•	Issues not addressed in the voting guidelines are determined on a case-by-case basis with input from the Committee and portfolio managers.
•
PineBridge has engaged a third party vendor to administer proxy voting on its behalf. The vendor receives, in a majority of cases, proxies directly from the Client’s custodian and votes them based on PineBridge’s general voting guidelines.

B-1

•
In circumstances where PineBridge receives proxies directly, these proxies must be sent to the vendor promptly. The vendor then votes them in accordance with PineBridge’s general voting guidelines. The vendor maintains a listing of all votes cast on behalf of PineBridge Clients.

The information contained herein is the property of PineBridge and PineBridge Canada and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of PineBridge/PineBridge Canada. Important note: Please always refer to the PineBridge Investments LLC/PineBridge Investments Canada Inc. intranet site for the most up-to-date version of this Compliance Manual.

B-2

STONEBRIDGE SMALL CAP GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

August 31, 2015

Name of Fund	Ticker

STONEBRIDGE SMALL-CAP GROWTH FUND	SBSGX

Stonebridge Funds
P.O. Box 1920
Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus for shares of the Fund listed above, which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  Stonebridge Capital Management, Incorporated (the “Adviser” or “Stonebridge”) is the investment adviser of the Fund.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated August 31, 2015, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Fund at the address listed above, or by calling the Fund’s transfer agent at 1-800-639-3935.  The Fund’s most recent Annual Reports, if any, are incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

1

2

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about Stonebridge Small-Cap Growth Fund (the “Fund”).  The Fund is a series of the Financial Investors Trust (the “Trust”), an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

The Fund is advised by Stonebridge Capital Management, Incorporated (the “Adviser” or “Stonebridge”).

On February 15, 2013, as a result of the reorganization of the Stonebridge Small-Cap Growth Fund and Stonebridge Institutional Small-Cap Growth Fund into the Stonebridge Small-Cap Growth Fund, the Stonebridge Small-Cap Growth Fund assumed the assets and liabilities of the Stonebridge Small-Cap Growth Fund and Stonebridge Institutional Small-Cap Growth Fund (each a series of Stonebridge Funds Trust, collectively the “Predecessor Funds”). For this reason, certain historical information contained in this SAI for periods prior to February 15, 2013 reflects that of the Predecessor Funds.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified.  The Fund is classified as diversified.

What is the Fund’s Investment Objective?

The Fund seeks long-term growth of capital.

While there is no assurance that the Fund will achieve its investment objective, the Fund endeavors to do so by following the strategies and policies described in this Prospectus.

The Fund’s Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote.  The Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund invests primarily in common stocks of companies that Stonebridge Capital Management, Incorporated (the “Adviser” or “Stonebridge”), the investment adviser of the Fund, believes have good prospects for superior earnings growth.

1

The Fund invests at least 80% of its assets in small capitalization companies that the Adviser believes may have higher growth rates than larger companies. The Adviser employs a fundamental, research-driven and bottom-up process for picking common stocks of companies from a universe of potential investments that typically contains over 3,000 publicly traded small-cap companies with market capitalizations at the time of purchase of between $100 million and $3 billion. This potential investment universe is typically pared with a preference for companies with strong balance sheets, high/growing return on invested capital, positive free cash flow, and earnings growth in excess of 20%. The Adviser may further refine this investment universe based upon certain qualitative and quantitative criteria, such as novel technologies/products, leading/growing market share, operating leverage, competitive advantages and the current position in the economic cycle. As a result of this process and further fundamental analysis, the Adviser seeks to identify approximately 30 - 50 stocks that it believes are likely to enable the Fund to achieve its investment objectives. The Adviser generally will purchase an investment for the Fund from this selected group of possible investments if it meets the aforementioned criteria and if, in the Adviser’s view, there is significant potential for the stock to generate excess returns based on the Adviser’s proprietary target price for that stock.

The Adviser’s primary criterion for selling a particular stock held by the Fund is whether the stock’s current market price has met or exceeded its proprietary target price. The Adviser may also sell an investment held by the Fund if that investment no longer meets the investment criteria discussed above, if the Adviser identifies another investment with more attractive relative prospects for appreciation and growth, if a company (or industry in which a company operates) has experienced an adverse event, or if an investment is underperforming its peer group. In addition, the Adviser may sell all or a portion of an investment held by the Fund if it becomes greater than 5% of the Fund’s total assets due to market appreciation.  The Fund would not necessarily sell a security held by the Fund if the issuer’s market capitalization fell below $100 million.

The Fund currently invests a significant portion of its total assets in technology companies and in companies engaged in the development, production and distribution of health care products and services. The Fund may continue to make such investments in the future. The Fund may invest up to 10% of its total assets in the securities of foreign issuers, all of which may be in securities of foreign companies located in countries with emerging securities markets. The weighted average market capitalization of the Fund’s portfolio at any time, on a cost basis, will be below $3 billion. Please review the remainder of this Prospectus and the Statement of Additional Information for more detailed descriptions of these principal investments and other securities in which the Fund may invest.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS APPLICABLE TO THE FUND

The Fund’s principal investment objectives and strategies are discussed in the Prospectus under the headings “Summary” and “More About the Fund’s Objectives and Investment Policies.” In order to achieve its investment objective, the Fund generally makes investments of the sort described in the Prospectus.

The Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below. In addition, the Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities.  The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Fund may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here.

The table below reflects the principal or non-principal nature with respect only to the Fund’s direct investments or activities.

2

	Principal	Non-Principal
Bank Obligations		✓
Borrowing		✓
Combined Transactions		✓
Convertible Securities		✓
Common Stocks	✓
Credit Default Swaps		✓
Credit Ratings		✓
Currency Transactions		✓
Depositary Receipts		✓
Derivatives		✓
Equity Investments	✓
Exchange Traded Funds and Other Similar Instruments		✓
Exchange Traded Notes		✓
Firm Commitments and When-Issued Securities		✓
Fixed Income Securities		✓
Floating and Variable Rate Instruments		✓
Futures Contracts		✓
High Yield Securities		✓
Illiquid Securities		✓
Inflation-Indexed Bonds		✓
Interest-Only Securities		✓
Interest Rate and Equity Swaps and Related Transactions		✓
Interest Rate Futures Contracts		✓
Loans of Portfolio Securities		✓
Money Market Instruments/Securities		✓
Mortgage-Related And Other Asset Backed Securities		✓
Non-U.S. Securities		✓
Non-U.S. Sub-custodians		✓
Options		✓
Other Investment Companies (excluding ETFs)		✓
Portfolio Turnover		✓
Preferred Stock		✓
Repurchase Agreements		✓
Reverse Repurchase Agreements		✓
Restricted Securities and Securities With Limited Trading Markets (Rule 144A)		✓
Short Sales		✓
Temporary Defensive Positions		✓
U.S. Government Securities		✓
Warrants and Rights		✓
Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities		✓

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Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against Fund deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.   Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of Fund used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

4

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single derivative, as part of a single or combined strategy when, in the judgment of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund’s investment objective.

Convertible Securities

The Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.   The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

5

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Credit Default Swaps

The Fund may enter into credit default swap contracts. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

Credit default swaps may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”), Securities Exchange Commission (“SEC”) or both.  Both the CFTC and the SEC have issued guidance and relief regarding the implementation of various provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) relating to the use of swaps.  Either or both of the CFTC and SEC may issue additional guidance or relief to provide additional clarity.  Further action by the CFTC or SEC may affect the Fund’s ability to use credit default swaps or may require additional disclosure by the Fund.

Credit Ratings

The securities in which the Fund will invest will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. Such securities, commonly referred to as “junk bonds,” involve significantly greater risks, including price volatility and risk of default of payment of interest and principal than higher rated securities. An investment in the Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings, if any, assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. The Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities. A description of the ratings used by Moody’s and S&P is set forth in Appendix A.

6

Currency Transactions

The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains.

Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under “Interest Rate and Equity Swaps and Related Transactions.”

The Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of that currency approximating the value of some or all of the Fund’s portfolio securities denominated in such currency. For example, the Fund may do this if the Adviser believes that the currency of a particular country may decline in relation to the U.S. dollar. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Transaction hedging includes entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency.

The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund’s securities are or are expected to be denominated and to buy dollars.

If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”

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Currency hedging involves some of the same risks and considerations as other derivative transactions. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in these transactions. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by the Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

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Derivatives

The Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, no Fund will be obligated to use derivatives and no Fund makes any representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which the Fund may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of the Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund’s income or gain. The Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund’s portfolio securities.

Subject to the constraints described above, the Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. The Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

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Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “Taxes.”

In connection with the use of certain derivatives, the Adviser of the Fund intends to either: (i) comply with the requirements of the Commodity Exchange Act (“CEA”) by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operating the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA..

Risks of Derivatives Outside the United States

When conducted outside the United States, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Equity Investments

The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Exchange-Traded Funds and Other Similar Instruments

Shares of exchange-traded funds (“ETFs”) and other similar instruments may be purchased by the Fund.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

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Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  The Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which the Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by the Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected.  If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit any Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Exchange Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”). ETNs are securities that combine aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. ETNs are subject to the additional risk that they may trade at a premium or discount to value attributable to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN’s fees and expenses, as well as their share of the Fund’s fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

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Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities.  The Fund may also be entitled to receive when-issued securities in relation to its holdings in common stock of companies that undertake certain corporate actions and reorganizations.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  The Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  The Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.  As when-issued securities are subject to delayed or deferred settlement, such securities may be either illiquid, or suffer from severe constraints in liquidity.

Fixed Income Securities

The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although the Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

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Floating and Variable Rate Instruments

The Fund may each invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which the Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by the Fund is not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.   The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Futures Contracts

Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. The Fund may enter into futures contracts and related options as permitted under CFTC Rules. The Adviser expects that the Fund’s futures transactions will generally include transactions: (i) on domestic and foreign exchanges on currencies, interest rates and bond indices; and (ii) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. The Adviser of the Fund intends to either: (i) comply with the requirements of the CEA by operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operating the Fund in a manner such that the Fund will not be a “commodity pool” under the CEA. CFTC regulations governing the use of commodity interests, including certain futures contracts, by investment companies such as the Fund may be subject to amendment.  Amendments to such regulations by the CFTC may affect the ability of the Fund to use futures and commodity interests, and could affect the Fund’s ability to achieve its investment objective.

Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). The Fund may use futures contracts and related options for hedging purposes and for investment purposes. The Fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund’s securities. The Fund will designate assets with respect to futures contracts and options thereon as described below under “Use of Segregated and Other Special Accounts.”

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High Yield Securities

The Fund may invest in high yield securities.  High yield securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  Under rating agency guidelines, any quality and protective characteristics of high yield securities will likely be outweighed by large uncertainties or major risk exposures to adverse conditions.  Medium and lower rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be in default or not current in the payment of interest or principal. The Fund’s achievements of its objective may be more dependent on the Adviser’s own credit analysis than is the case with Fund that invest in higher rated fixed income securities.

The credit ratings of S&P, Fitch, Moody’s or other agencies are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities.  Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Many debt securities in international markets, especially in emerging markets, bear no rating whatsoever.  Ratings organizations have declined to determine ratings for such securities for a host of reasons, including but not limited to the issuer’s lack of scale, insufficient or inadequate disclosure by the issuer, or insufficient operating history on the part of the issuer.

Neither the Fund nor the Adviser can conclude that ratings issued by recognized agencies reflect the true financial position of the underlying issuer; nor can the Fund or the Adviser be certain an issuer will maintain its current credit rating in the future.  When available, the Adviser may refer to selected ratings from recognized agencies.  The Adviser may also choose to augment such ratings with its own analyses of issuers, which may include, among other things, review of historic and current financial conditions and anticipated future cash flows.

Changes in Credit Ratings.  Changes by recognized rating services in their ratings of a high yield security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A to this SAI.  The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate.  Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located, which may cause a rating to be lower than would otherwise by suggested by the intrinsic creditworthiness of the issuer.

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Liquidity.  The secondary markets for high yield securities are not as liquid as the secondary markets for higher rated securities.  The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual Fund.  In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer, decreasing the liquidity of the high yield securities held in the Fund’s portfolio.  These factors may have an adverse effect on the ability of the Fund holding such securities to dispose of particular portfolio investments at the price it would wish, may adversely affect the Fund’s net asset value per share and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

Legislative and Regulatory Developments.  Prices for high yield securities may be affected by legislative and regulatory developments.  These laws could adversely affect the Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.  For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in prior years.

High Yield Corporate Securities. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.  In addition, such securities present a higher degree of credit risk.  Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and subordinated to the prior payment of senior indebtedness.  The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. These risks may be greater for non-U.S. high yield securities especially those of issuers located in emerging markets.

The development of markets for high yield corporate securities has been a relatively recent phenomenon, especially outside the United States.  In addition, these markets have undergone significant changes in the past and may undergo significant changes in the future.

Most of the high yield securities in which the Fund invests will bear interest at fixed rates but the Fund may also invest in securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

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High Yield Non-U.S. Debt Securities. Investing in fixed and floating rate high yield non-U.S. debt securities, especially those of issuers located in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located, in addition to the risks of investing in high yield securities generally.  For example, the ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, an issuer’s (including sovereign issuers) cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, and the relative size of its debt service burden.  Non-U.S. issuers, including government issuers, may also have debt (such as commercial bank debt) which is senior to its high yield securities.

The ability of a non-U.S. sovereign obligor, especially an obligor in an emerging market country, to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in interest rates and the extent of its foreign reserves, and the issuing government’s policy toward the International Monetary Fund, the World Bank and other international agencies.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a non-U.S. sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend Fund, which may further impair the obligor’s ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of an issuer to obtain sufficient foreign exchange to service its debt. The risks enumerated above are particularly heightened with regard to issuers in emerging market countries.

As a result of the foregoing or other factors, a governmental obligor, especially an obligor in an emerging market country, may default on its obligations.  If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of non-U.S. sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

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To the extent that instruments that the Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Interest-Only Securities

Interest only securities (“IOs”) are a form of stripped mortgage security.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks and special purpose subsidiaries of the foregoing.  The risk of early prepayment is the primary risk associated with IOs.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  IOs are one class of a stripped mortgage security that receives all of the interest (while another class will receive all of the principal (“POs” or “principal only class”)).

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Interest Rate and Equity Swaps and Related Transactions

The Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. The Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund’s portfolio, or against an increase in the price of the securities which it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by the Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

The Fund will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate or equity swap will generally be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be designated to cover such liability. If the Fund enters into an interest rate or equity swap on other than a net basis, the Fund will designate the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap.

The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

As is the case with futures and options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

The liquidity of swap agreements will be determined by the Adviser based on various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).

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There is no limit on the amount of interest rate and equity swap transactions that may be entered into by the Fund. The effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund’s ability to terminate the transactions at times when the Adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund’s ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund’s risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Interest Rate Futures Contracts

The Fund may enter into interest rate futures contracts, for example, in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular debt security or index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at time of the contract. For example, if the Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, because the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to take a position without having to sell its portfolio securities. Similarly, when the Adviser expects that interest rates may decline, the Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, the Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized.

The use of options and futures transactions entails risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could create the possibility that losses on the derivative will be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. The Fund might not be able to close out certain positions without incurring substantial losses. To the extent the Fund utilizes futures and options transactions for hedging, such transactions should tend to decrease the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs.

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Loans of Portfolio Securities

The Fund may lend portfolio securities to brokers or dealers or other financial institutions in accordance with policies and procedures of the Trust, as may be adopted from time to time.  The procedure for the lending of securities will typically include the following features and conditions.  The collateral will consist either of U.S. Government Securities or the borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will seek to invest the collateral in short-term debt securities, cash equivalents (or pooled investment vehicle interests in cash, cash equivalents and short-term debt instruments) and earn the income thereon.  A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan.  The collateral will be marked to market daily, and if the value of the collateral drops below the required minimum at any time, the borrower may typically be called upon to post additional collateral.  These will be “demand” loans and may be terminated by the Fund at any time.  The Fund will receive any dividends and interest paid on the securities lent, although the U.S. federal income tax characteristics of such payment may change.  The Fund’s performance will continue to reflect changes in the value of the securities loaned.

These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligations. In the event of the default or bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent.  To the extent that, in the meantime, the value of the securities the Fund lent has increased or the value of the collateral decreased, the Fund could experience a loss.  In the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except that the Fund may retain any such part thereof that is a security in which the Fund is permitted to invest.

Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, generally retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will attempt to do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters which the Adviser believes materially affect the investment; however, the Fund may not be able to recall the securities in time for the Fund to be the owner on the record date for determining shareholders entitled to vote or consent on the matter.  The Fund may typically also call such loans in order to sell the securities involved.

Money Market Instruments/Securities

The Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Mortgage-Related And Other Asset Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities.

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Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. The Fund’s foreign currency transactions may give rise to ordinary income or loss for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

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Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

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Certain banks in non-U.S. countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Options

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option the obligation to buy (if the option is exercised), the underlying security, index, currency or other instrument at the exercise price. The Fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (if the option is exercised), and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options.

In order to hedge against adverse market shifts or to potentially increase income or gain, the Fund may purchase put and call options or write “covered” put and call options on futures contracts on stocks, stock indices, interest rates and currencies. In addition, the Fund may utilize options on currencies in order to hedge against currency exchange rate risks or to gain exposure to one or more currencies. A call option written by the Fund is “covered” so long as the Fund owns: (i) the underlying investment subject to the option; (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; or (iii) a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written. A put option written by the Fund is “covered” if the Fund either (a) designates on its or its custodian records liquid securities having a value at least equal to the exercise price of the underlying investment or (b) has certain offsetting puts. Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction.

By writing a call, the Fund will generally limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. By writing a put, the Fund will generally limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the Fund’s acquisition cost of the investment underlying the option, less the sum of the premium received for writing the option and the exercise price paid to the Fund.

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The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased.

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as “counterparties” and individually referred to as a “counterparty”) through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund’s income. Similarly, the sale of put options can also provide gains for the Fund. The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be “covered” (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, use of options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

The Fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

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The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

Each of the Fund reserves the right to purchase or sell options on instruments and indices other than those described here and which may be developed in the future to the extent consistent with applicable law, the Fund’s investment objective and the restrictions set forth herein.

Options on Stocks and Stock Indices

The Fund may purchase put and call options and write covered put and call options on stocks and stock indices in order to hedge against movements in the equity markets or to potentially increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index, and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the Adviser expects general stock market prices to rise, the Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase should be offset in part by the increase in the value of the Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Options on Currencies

The Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in “Currency Transactions.”

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Options on Futures Contracts

The Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be affected. An option on a stock index futures contract, interest rate futures contract or currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Other Investment Companies (excluding ETFs)

The Fund may invest in shares of other investment companies, including open-end investment companies, subject to limits prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”). These investment companies typically incur fees that are separate from those fees incurred directly by the Funds\. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. No adjustments will be made to the advisory fee with respect to assets of the Funds invested in such investment companies.

The Fund’s investment in other investment companies may include securities of closed-end investment companies investing in foreign securities. The Fund will invest in closed-end investment companies only in furtherance of their investment objectives. Growth in appreciation and dividends in foreign markets sometimes occurs at a faster rate than in domestic markets. The ability of the Fund to invest in closed-end investment companies that invest in foreign securities provides, indirectly, greater variety and added expertise with respect to investments in foreign markets than if the Fund invested directly in such markets. Such companies themselves, however, may have policies that are different from those of the Fund.

The Fund’s investment in other investment companies may also include shares of ETFs, which are described elsewhere in this section under the heading “Exchange-Traded Funds and Other Similar Instruments.”

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Portfolio Turnover

The Fund may engage in short-term trading.  This means that the Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the portfolio manager believes that the sale is in the best interest of the Fund (for example, if the portfolio manager believes an alternative investment has greater growth potential.  This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance.  In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary income tax rates.

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

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Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

The Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by the Fund.

Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If the Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser pursuant to guidelines established by the Board. The Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict the Fund’s investments in certain non-U.S. banks and other financial institutions.

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Short Sales

The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Temporary Defensive Positions

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents, and sovereign, government and agency debts and obligations. Under such circumstances, the Fund may not achieve its investment objective.

Use of Segregated and Other Special Accounts

Use of many derivatives by the Fund will require, among other things, that the Fund designate liquid assets to cover its obligations under the derivative to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be designated. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to designate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to designate liquid securities equal to the exercise price.

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The options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options may provide for cash settlement or for physical delivery.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of designating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

U.S. Government Securities

The Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  The Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

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Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

The Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.   Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.  When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.  This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.  Zero coupon securities may have conversion features.  The Fund also may purchase pay-in-kind bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of the Fund’s limitation on investments in illiquid securities.

Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for U.S. federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of the Fund’s fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

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In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.
The Fund may not:

(1) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities);

(2) Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3) Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6) Purchase or sell physical commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of Restriction (1), the Fund currently intends to use the Global Industry Classification System (GICS). The Fund may use other classification titles, standards, and systems from time to time, as it determines to be in the best interests of shareholders.  The use of any particular classification system is not a fundamental policy of the Fund.

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Non-Fundamental Investment Restrictions

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies. These, and other non-fundamental investment restrictions disclosed elsewhere in the prospectus or in this statement of additional information may be changed at any time by the Board of Trustees without shareholder approval. For purposes of the non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may not:
(1) purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on then-current value) would then be invested in such securities; or

(2) Make short sales of securities or maintain a short position or purchase securities on margin, in excess of 10% of the Fund’s total assets (based on then-current value), except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

For purposes of Restriction (1) above, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  The Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund.  See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

The following tables summarize the portfolio turnover rates for the Fund for the last two fiscal years or periods noted.

For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014
138%	152%

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DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for the Trust on behalf of the Fund may be disclosed to Third Parties (which may include the public) and Service Providers, No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Fund.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

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The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Stonebridge Capital Management, Incorporated (Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
MUFG Union Bank, National Association (Custodian)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed
FactSet Research Systems Inc.	Daily	None	Daily	Daily
Bloomberg, L.P.	Daily	None	Daily	Daily

Only officers of the Fund and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

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Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings information is disclosed only in accordance with this Policy.  As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

The disclosure policy currently authorizes the quarterly dissemination of full portfolio holdings of the Fund with a thirty (30) calendar day lag.  Except as set forth in this Policy, the full holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a ten (10) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser of the Fund of compiled data concerning accounts managed by the adviser; or
▪
Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

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There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.  The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fee paid by the Fund is not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The following table lists the total amount of brokerage commissions paid by the Fund for the fiscal period noted:

	Fiscal Year ended April 30, 2015	Fiscal Year ended April 30, 2014	Fiscal Year ended April 30, 2013 (1)
Stonebridge Small-Cap Growth Fund	$169,711	$191,633	$76,231
(1)   The Fund changed its fiscal year from October 31 to April 30 on September 11, 2012, data presented is for the period November 1 through April 30.

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PURCHASE AND REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.  Confirmations of each purchase or redemption are sent to each shareholder.  Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, etc.).

Purchase of Shares

The minimum thresholds for initial and subsequent investments in the Fund are set forth in the Prospectus.

Subsequent investments may be made at any time by mailing a check to the Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of the Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order.  Share certificates will not be issued.  Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for the Fund to become effective on a particular business day, prior to 4:00 p.m.  (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 1-800-639-3935 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund.  If federal funds are received by the Transfer Agent that same day, the order will be effective on that day.  If the Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if funds are is not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of the Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

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Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees.  If you sell your shares of the Fund after holding them for 30 calendar days or less, a 2.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund; and (iii) redemptions in-kind.

The Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;

•	Redemptions related to a disability as defined by Internal Revenue Service requirements;

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•	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;

•	Redemptions due to divorce for shares transferred pursuant to a divorce decree;

•	Redemptions of shares through a systematic withdrawal plan;

•	Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;

•	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;

•	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;

•	Rollovers, transfers and changes of account registration within the Fund as long as the money never leaves the Fund;

•	Redemptions in-kind;

•
Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of the Fund by the Board of Trustees;

•
Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;

•
Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and

•	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. Certain intermediaries may charge additional fees in association with redemptions.  If you purchase or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether and how short-term redemption fees will be applied to redemptions of your shares.

The Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

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Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $10,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at 1-800-639-3935. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither any Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. The Fund may require personal identification codes.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of its Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operation of the Fund is delegated to the Fund’s Adviser and administrator.

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The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	34	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran formerly served as President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado, from 1991 to 2007. During his career as an attorney from 1958 to 1991, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	34	None.
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	34	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	34	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
				34	None.

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INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee
Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
34
Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc. and ALPS Series Trust and Chief Financial Officer of The Arbitrage Funds.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Assistant Secretary of the Griffin Institutional Access Real Estate Fund, James Advantage Funds, and WesMark Funds. Ms. Legg also serves as Secretary to ALPS Series Trust.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS.  Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.  Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Clough Global Funds, Centre Funds, Reality Shares ETF and Transparent Value Trust.

*       All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO  80203.
**     Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***   The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which Stonebridge Capital Management, Inc. provides investment advisory services (currently none).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

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Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-President and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC.  Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997, and lead Independent Trustee since 2010.  Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009.   Mr. Rutledge is the President and owner of Rutledge's Inc., an upscale men's clothing store, which he opened in 1967.  Mr. Rutledge has over 40 years of business experience.  He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009.   In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO.  From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009.  Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as Director.  He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc.  Mr. Burke has over 20 years of financial services and investment management experience.  Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity.  Mr. Burke has a B.A. in Economics from the University of New Hampshire.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

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Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time.  Mr. Moran serves as a Lead Independent Trustee. The lead independent trustee is responsible for chairing any meetings of the independent trustees. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the fund’s service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

None of the Independent Trustees own securities in the Adviser, any of the Sub-Advisers or Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser, any of the Sub-Advisers or Distributor.

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Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell.  The Audit Committee met three times during the fiscal year ended April 30, 2015.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended April 30, 2015.

Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2014, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Edmund J. Burke	None	None

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As of December 31, 2014, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary K. Anstine	$10,001-$50,000	$10,001-$50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	over $100,000
Michael “Ross” Shell	None	None

Remuneration of Trustees.
Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$46,000	$0	$0	$46,000
Jeremy W. Deems	$46,000	$0	$0	$46,000
John R. Moran, Jr.	$46,000	$0	$0	$46,000
Jerry G. Rutledge	$46,000	$0	$0	$46,000
Michael “Ross” Shell	$46,000	$0	$0	$46,000
*    The Fund Complex currently consists of 34 series of the Trust and any other investment companies for which any Trustee serves as trustee for and which Stonebridge provides investment advisory services (currently none).

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

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INVESTMENT ADVISER

Stonebridge, located at 1801 Century Park East, Suite 1800, Los Angeles, California 90067, acts as the investment adviser to the Fund. The Adviser has provided investment management services to individuals and institutional clients for over 60 years. It supervises the investment of the Fund’s assets and places orders with securities broker/dealers for the purchase or sale of securities on behalf of the Fund, subject to the policies and controls of the Fund’s Board of Trustees.

The Adviser receives advisory fees from the Fund paid monthly based on an annual rate of 0.75% of the Fund’s average daily net assets. The Fund’s annual report for the period ended April 30, 2015 includes a discussion of certain factors that the Board of Trustees considered in approving the Fund’s advisory agreement with the Adviser.

The table below shows the management fees for Stonebridge for the periods indicated:
	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013(1)
Gross Advisory Fees	$129,484	$143,453	$55,167
Waiver of Advisory Fees	$0	$0	$ 0
Reimbursement of other Expenses	$0	$0	$0
Net Advisory Fees	$129,484	$143,453	$ 55,167
(1)   The Fund changed its fiscal year from October 31 to April 30 on September 11, 2012, data presented is for the period November 1 through April 30.

Stonebridge served as the adviser to the Predecessor Funds. For the fiscal years ended October 31, 2012, October 31, 2011 and October 31, 2010, Stonebridge received advisory fees of $41,426, $45,524, and $41,429 from the Stonebridge Small-Cap Growth Fund and $93,864, $102,714, and $96,453 from the Stonebridge Institutional Small-Cap Growth Fund respectively.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS Fund Services, Inc. and ALPS Advisors, Inc.) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Fund, the Adviser, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

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ADMINISTRATOR

The Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI and ALPS Advisors, Inc.) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund.  Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus, which is incorporated by reference in this SAI.

The table below shows the administrative fees earned by ALPS for the periods indicated:

For the Fiscal Year ended April 30, 2015	For the Fiscal Year ended April 30, 2014	For the Fiscal Year or period Ended April 30, 2013(1)
$77,277	$75,173	$37,304
(1)   The Fund changed its fiscal year from October 31 to April 30 on September 11, 2012, data presented is for the period November 1 through April 30.

ALPS also served as the administrator to the Predecessor Funds. For the fiscal years ended October 31, 2012, October 31, 2011 and October 31, 2010, ALPS received administration fees in the amount of $75,000, $75,000 and $75,000 from each Predecessor Fund, respectively, before waiving $0, $0, and $10,000 for each Predecessor Fund, respectively.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that each Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other.  This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed.  However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes.  For that reason, there may be instances in which votes may vary from the guidelines presented.  Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.   When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30 will be available without charge, (i) upon request, by calling 1-866-759-5679 and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of the Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

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As of August 1, 2015, the following shareholders owned 5% or more of the outstanding shares of the Fund:

Name and Address of Owner	% of Shares Owned	Type of Ownership
CHARLES SCHWAB & CO., INC. ATTN MUTUAL FUNDS SF215FMT-05 211 MAIN ST SAN FRANCISCO, CA 94105	32.83%	Record

The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses.  The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund.  Unless noted otherwise, all information is provided as of April 30, 2015.

Other Accounts Managed by Portfolio Managers

The table below identifies as of April 30, 2015, for the portfolio managers of the Fund, the number of accounts (other than the Fund with respect to which information is provided) for which each has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Richard C. Barrett	0	$0	0	$0	316	$291
Matthew W. Markatos	0	$0	0	$0	181	$192

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Portfolio Manager Compensation

The compensation received from the Adviser by Messrs. Barrett and Markatos consists of cash base salaries and annual cash bonuses based on the economic performance of the Adviser and their contribution to investment strategy and research. Messrs. Barrett and Markatos also participate in the Adviser’s profit sharing plan, which provides for the payment of cash, based on the firm’s total revenues. Participation in the profit sharing plan is based upon overall service to the firm, seniority and tenure.

Potential Conflicts of Interest in Portfolio Management

Portfolio managers who have day-to-day management responsibilities with respect to more than one Fund or other account may be presented with several potential or actual conflicts of interest.
First, the management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on particular investment disciplines. Most other accounts managed by each identified portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts of the Adviser. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts, which generally provide for pro rata allocation.

With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

The Adviser has adopted certain compliance policies and procedures designed to address the conflicts described above, including policies and procedures designed to ensure that investment opportunities are allocated equitably among different customer accounts and that no one client is favored over another. However, there is no guarantee that such policies and procedures will detect each and every situation in which a conflict arises.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of April 30, 2015.

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Richard C. Barrett	$50,001-$100,000
Matthew W. Markatos	$0

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NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets.  Although the Fund currently offers only one class of shares, it may offer additional classes of shares in the future.  Because of potential differences in service and distribution fees and class-specific expenses, the per share net asset value of each class, if more than one is offered, may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time).  The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr.  Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security.  Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price.  If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates.  In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.  Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices.  All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Fund may also use fair value procedures if its Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

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TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, possibly with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.  This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income, paid out via two semi-annual dividends, in June and December. It is also the Fund’s policy to distribute annually all net realized short term and long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable as of the close of the Exchange on the record date for each dividend or distribution.  Shareholders may elect to re-invest their ordinary income dividends or capital gain distributions, or both.  The election may be made at any time by submitting a written request directly to the Fund.  In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

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Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice.  If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.  No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code.  In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect thereto) pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as an entity taxed as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

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To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis.  The Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

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Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year.

A regulated investment company may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.  The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and its shareholders.  Portions of the Fund’s distributions may be derived from qualified dividend income.

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Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Fund generally does not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund is treated as dividends.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

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Passive Foreign Investment Companies

Fund that invest in non-U.S. securities may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”).  In order to avoid U.S. federal income tax and an additional charge on any “excess distribution” from PFICs or gain from the disposition of PFIC shares, the Fund may elect to “mark-to-market” annually its investments in such entities, which will result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year.  As a result of the mark-to-market election, an electing Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains.  By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  An electing Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.  Alternatively, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by an electing Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  In order to make a QEF election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Non-U.S. Taxes

The Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If the Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by the Fund may be subject to certain limitations imposed by the Code.

If the Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.  The Fund makes no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

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Financial Products

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of the Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.”  Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character.  Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by the Fund.  Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund may invest are not clear in various respects.  As a result, the IRS could challenge the Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of the Fund as a regulated investment company.

The Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed.  Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income.  This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though the Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, an effected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  An effected Fund may realize gains or losses from such sales.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

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Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for the Fund.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by the Fund if it invests in such securities in order to seek to ensure that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), or who has under-reported dividend or interest income, and to any shareholder that fails to certify to the Fund that it is not subject to such withholding.  The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and redeemed, exchanged or otherwise sold on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for covered shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The historical legal requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and which are sold on and after that date.

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You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Surtax on Net Investment Income

A surtax of 3.8% will apply to the “net investment income” of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, in each case in excess of a threshold amount.  Net investment income includes  interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business).  Net investment income includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares.    Net investment income is reduced by deductions properly allocable to such income. Holders of Fund shares should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and disposition of our Fund shares.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

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An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect that investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists, as of the date of this Statement of Additional Information, of thirty-four separate portfolios or series.  The Board may establish additional series in the future.  The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds.  When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters.  Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate.  For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund.  Additionally, approval of the Investment Advisory Contract and Management Contracts is a matter to be determined separately by each fund.

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Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund.  The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of the Fund’s shareholders and does not intend to do so.  However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.  The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series.  However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUND

Custodian.  MUFG Union Bank, National Association (the “Custodian”), located at 350 California Street, 6th Floor, San Francisco, California 94104, serves as the custodian for the Fund.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

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Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund.  As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of ADI and the Adviser.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s independent registered public accounting firm. Deloitte is located at 555 17th Street, Suite 3600, Denver, Colorado 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Fund and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) of the Fund are incorporated in this SAI by reference.  The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report, except for the financial highlights for each of the three years in the period ended October 31, 2012, which were audited by other auditors. You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

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APPENDIX A

 DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly.  In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities.  The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria.  Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher.  The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’ s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality).  The percentage of the Fund’s assets invested in securities in a particular rating category will vary.  Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings
Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

A-1

B:  Bonds which are rated B generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year.  Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated.  Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits.  Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located.  When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination.  In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation.  Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.

A-2

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on Fund employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issuer Credit Rating Definitions
A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information.  Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term.  Short-term ratings are generally assigned to those obligations considered short term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.  Medium-term notes are assigned long-term ratings.

A-3

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk.  As such, they pertain to senior obligations of an entity.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade
AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.  BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

A-4

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment.  The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.  A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks.  It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.  Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

A-5

Commercial Paper Rating Definitions
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.  These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor.  The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred.  Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

A-6

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default.  For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability.  Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis.  Securities, however, are rated taking into consideration probability of default and loss given default.  As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay.  While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.
Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer.  Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings.  When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR).  The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations.  When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade
AAA

Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality.  ‘AA’ ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality.  ‘A’ ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

A-7

BBB

Good credit quality.  ‘BBB’ ratings indicate that there is currently expectations of low credit risk.  The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.  Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.  Differences in credit quality may be denoted by plus/minus distinctions.  Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries.  Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

A-8

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.  Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default.  Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics.  Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC‑C’ categories.

Default is determined by reference to the terms of the obligations’ documentation.  Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings.  A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years.  Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

A-9

F3

Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’.  (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period.  Outlooks may be positive, stable or negative.  A positive or negative Rating Outlook does not imply a rating change is inevitable.  Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.  Occasionally, Fitch Ratings may be unable to identify the fundamental trend.  In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program.  In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+.  The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

A-10

Interest Only

Interest Only ratings are assigned to interest strips.  These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

A-11

APPENDIX B

STONEBRIDGE CAPITAL MANAGEMENT, INC.

PROXY VOTING POLICY

March 17, 2010

Policy

Stonebridge Capital Management, Inc.'s (“SCM”) policy is that we do not generally vote proxies for clients.  In the case where we do vote, we vote in accordance with ISS Proxy Voting Guidelines and have adopted these guidelines as our proxy voting policy. SCM is required to (1) provide a copy of its proxy voting policy to each new client for whom it votes proxies at or before the time the client becomes a client of SCM; and (2) SCM have procedures governing the manner in which it votes proxies and deals with conflicts of interest.

Background

Rule 206(4)-6 under the Investment Advisers Act requires investment advisers registered with the Securities and Exchange Commission to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of its clients, which procedures must include how the adviser addresses material conflicts that may arise between its interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and (c) describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

Responsibility

SCM’s Chief Compliance Officer (“CCO”) has the responsibility for the monitoring of the firm’s proxy voting policy, procedures and recordkeeping.

B-1

Procedure

SCM has adopted the following procedures to implement the firm’s policy and to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate:

1.                  Voting Procedures

•
Stonebridge Funds Trust (the “Funds”) delegates its proxy voting responsibilities to Institutional Shareholder Services, Inc. (“ISS”).  All employees will forward any proxy materials received on behalf of the Trust to ISS.

•	ISS will vote the proxy for the Funds in accordance with the attached policies and procedures, complete the proxy and mail the proxy in a timely and appropriate manner.
•	SCM will vote the proxies for any other client for whom SCM votes proxies in accordance with the attached policies and procedures.

2.                  Disclosure

•	SCM will include in its Welcome Client Packet to clients for whom it votes proxies the proxy policy.

3.                 Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to an Account Administrator.
•
In response to any request, an Account Administrator will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how SCM voted the client’s proxy with respect to each proposal about which the client inquired.

4.                Voting Guidelines

In the absence of specific voting guidelines from the clients for whom SCM votes proxies, SCM will vote proxies according to the attached proxy policies and procedures.

5.                Monitoring

The CCO on an annual basis shall view a random sample of proxy votes to determine if: (1) the proxies were voted for all client accounts for whom SCM was to vote proxies; and (2) the records required by the attached proxy policies and procedures were maintained.

Recordkeeping

SCM shall maintain and preserve all records required by the Books and Records Rule 204-2 in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the most recent two years in an appropriate office of SCM.

B-2

August 31, 2015

 STATEMENT OF ADDITIONAL INFORMATION

 VULCAN VALUE PARTNERS FUND (VVPLX)
VULCAN VALUE PARTNERS SMALL CAP FUND (VVPSX)

P.O. Box 1236
Denver, CO 80201

Each of the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund (each, a “Fund” and collectively, the “Funds”) is a series of Financial Investors Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust.

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus of the Funds listed above (individually, a “Fund” and collectively, the “Funds”), each of which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”).  Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  Vulcan Value Partners LLC is the investment adviser of each Fund.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated August 31, 2015, as supplemented from time to time (the “Prospectus”).  This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing either Fund at the address listed above, or by calling the Funds’ transfer agent at 877.421.5078.  The Funds’ most recent annual reports, are incorporated by reference into this SAI and can be obtained free of charge by calling the toll-free number printed above.

INVESTMENT OBJECTIVES AND POLICIES

The Prospectus discusses the investment objectives of the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund (each, a “Fund” and collectively, the “Funds”), as well as the strategies each Fund employs to achieve those objectives.  Each Fund is a series of Financial Investors Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on November 30, 1993.  The discussion below supplements the information set forth in the Prospectus under “Investment Objective and Principal Strategies.”  Each Fund seeks to achieve long-term capital appreciation.

As of the date hereof, each Fund is classified as non-diversified.  As a result of ongoing operations, it is possible either Fund may become a diversified investment company, which would occur at the earliest on or about September, 2018 for Vulcan Value Partners Fund and on or about November, 2015 for Vulcan Value Small Cap Fund. In such case, the Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in the Prospectus.

The Trust’s Board of Trustees (the “Board”) may change a Fund’s investment objective or the Fund’s principal investment strategies without a shareholder vote.  The Fund will notify you in writing at least sixty (60) days before making any such change.  If there is a material change to a  Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Funds’ Principal Investment Strategies?

Unless otherwise stated, the following investment philosophies and processes apply to each Fund.

•	VULCAN VALUE PARTNERS FUND seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid- and large-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage.

•	VULCAN VALUE PARTNERS SMALL CAP FUND seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage.

The Funds’ Investment Philosophies.  Both Funds are value funds.  Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) is the investment adviser to the Funds.  The Funds view equity investments as ownership in a business enterprise and approach investing as long-term partial ownership of businesses.  The Funds seek to purchase publicly traded companies at significant discounts to intrinsic worth.  The Funds seek to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk.  The Funds generally define risk as the probability of permanently losing capital over a five-year period.    The Funds generally sell stocks when they approach their appraised value.  The Funds seek to determine business or intrinsic value through disciplined financial analysis.  The Funds believe that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

1

The Funds’ Investment Process.  Under normal circumstances, both Funds follow the same investment disciplines and appraisal methods.  The Funds identify publicly traded companies that are believed to have sustainable competitive advantages allowing them to produce free cash flow and earn superior cash returns on capital.  The Funds seek to invest in businesses that are run by ethical, capable, stockholder-oriented management teams that also are good operators, and, very importantly, understand the importance of capital allocation.  The Funds then focus their analysis on the difference between price and value; that is, the difference between the price of the company’s securities and the appraised value of the securities.  The greater the difference of value over price, the larger the margin of safety and the more attractive the investment.  The Funds will generally invest larger amounts of their assets in companies determined to have lower price to value ratios and reduce capital committed to companies determined to have higher price to value ratios.

Under normal circumstances, at least eighty percent (80%) of the Vulcan Value Partners Small Cap Fund’s net assets is invested in small-cap companies.  For purposes of this policy, the Vulcan Value Partners Small Cap Fund considers small-cap companies to be those companies included in, or similar in size to those included in, the Russell 2000® index at the time of purchase.  As of May 31, 2014, the latest reconstitution date, the median market capitalization of the Russell 2000® index was approximately $713 million, the top of this range was approximately $4,054 million.  The Vulcan Value Partners Small Cap Fund’s capitalization range will change over time.

Each Fund may hold significant positions in cash or cash equivalents when the Adviser believes the investment climate is, or will become, unfavorable for equity securities.  During such periods when the Adviser perceives the investment climate to be unfavorable, the Adviser may also attempt to hedge that Fund’s portfolio by using stock index futures, options on stock market indexes or options on individual securities.

Each Fund may borrow money from banks to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), only for short term cash flow purposes, not for investment purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest, though each Fund will borrow no more than 10% of net assets.  Under Section 18(f) of the 1940 Act, any borrowing exceeding 5% of a Fund’s total assets at the time the evidence of indebtedness is issued will be regarded as a “senior security.”  The 1940 Act requires each Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings that are considered “senior securities” (generally borrowings other than for temporary or emergency purposes).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, that Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce that Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

2

Within the parameters of its specific investment policies, each Fund may invest in publicly traded foreign equity and debt securities.  Each Fund may invest no more than 10% of its net assets in securities issued by the same issuer, provided that the aggregate value of the securities held in issuers in each of which it invests more than 5% of its assets is less than 40% of the Fund’s total assets. These tests will be applied to each Fund’s holdings on an ongoing basis.

A mutual fund may  elect to operate as a “diversified company,” which generally is defined in Section 5(b)(1) of the 1940 Act as any management investment company, if at least 75 percent of the company’s assets consist of cash, cash items, government securities, securities of other investment companies, and other securities. For the purposes of this calculation, “other securities” are limited in regard to any issuer to an amount not greater than 5 percent of the value of the total assets of the management company and to not more than 10 percent of the outstanding voting securities of the issuer.  The Funds have chosen to be classified as non-diversified.  As a result, an increase or decrease in the value of a single security may have a greater impact on a Fund’s net asset value (“NAV”) and total return.  Being non-diversified may also cause a Fund to be more susceptible to financial, economic, political or other developments that may impact a security.  Although a Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Funds’ portfolio manager more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

Equity Securities.  Equity securities are securities which signify ownership interest in a corporation and represent a claim on part of the corporation’s assets and earnings.  Equity securities may include common stocks, preferred stocks, convertible securities, equity interest in non-U.S. investments or trusts, depositary receipts, equity interests in publicly traded limited partnerships/units and other equity investments.  Each Fund may invest in equity or equity-related securities and equipment lease certificates, equipment trust certificates and conditional sales contracts or limited partnership interests.

Foreign Securities.  Each Fund may invest directly in publicly traded foreign securities denominated in a foreign currency and not publicly traded in the United States.  Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

Derivative Securities.  Neither Fund typically invests in listed or unlisted derivative securities, including options, futures, forwards, swap agreements participation notes and other types of derivatives individually or in combination for hedging purposes or for non-hedging purposes such as seeking to enhance return. Although the Funds typically do not invest in such instruments, the Adviser intends to either: (i) comply with the requirements of the CEA by operating the Funds in a manner consistent with the restrictions of CFTC Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines; (ii) comply with the requirements of the CEA by registering as a CPO with the CFTC and the National Futures Association; or (iii) operate the Funds in a manner such that each Fund will not be a “commodity pool” under the CEA.

3

Exchange Traded Funds.  Each Fund may invest in shares of exchange traded funds (“ETFs”) and other similar instruments if the Adviser chooses to adjust that Fund’s exposure to the general market or industry sectors and to manage that Fund’s risk exposure.  ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday.  ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index.  Limitations of the 1940 Act may prohibit each Fund from acquiring more than 3% of the outstanding shares of certain ETFs.  Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group.  These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

Other Investment Companies. As a general matter, each Fund is prohibited by the 1940 Act from investing more than 10% of its assets in another investment companies.  However, there are several exceptions to such 10% limitation. Regardless of the exceptions, neither Fund will acquire more than 10% of another investment company or any other open ended collective investment scheme.

Portfolio Turnover.  Each Fund may engage in short-term trading.  This means that each Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser believes that the sale is in the best interest of that Fund (for example, if the Adviser believes an alternative investment has greater growth potential).  This activity will increase that Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce that Fund’s investment performance.  In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of that Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary U.S. federal income tax rates.

Cash Position.  Each Fund may not always stay fully invested in stocks or bonds.  For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, that Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after that Fund has committed available assets to desirable investment opportunities.  When that Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if that Fund remained more fully invested in stocks or bonds.  The cash or cash equivalent holdings of each fund will be invested in securities issued by the United States, or an agency thereof, a money market or similar account, or cash deposits with federally insured depository institutions.  Any money market or similar accounts issued by the same body will be limited to 10% of net assets.  Any cash deposits will be limited to no more than 20% of each Fund’s net assets with any single federally insured depository institution.

4

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

Each Fund may also invest in the following types of securities. The following is not meant to be an exclusive list of all the securities and instruments in which each Fund may invest or investment strategies in which it may engage, and each Fund may invest in instruments and securities and engage in strategies other than those listed below.

Equity Investments

Each Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into. Each Fund’s investment process is biased towards value.

5

Preferred Stock

Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and generally all cumulative dividends must be paid prior to common shareholders receiving any dividends. Because as a general matter preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are generally entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Exchange Traded Funds and Other Similar Instruments

Shares of exchange traded funds (“ETFs”) and other similar instruments may be purchased by either Fund.  Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment.  Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector.  ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.”  Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value.  Each Fund may both purchase and effect short sales of shares of ETFs and may also purchase and sell options on shares of ETFs.  These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument.  In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index.  Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”).  The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca.  ETFs may trade at relatively modest discounts or premiums to net asset value.  In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles.  In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which a Fund invests will continue to be met or will remain unchanged.  In the event substantial market or other disruptions affecting the shares of ETFs held by a Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected.  If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

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Limitations of the 1940 Act, which prohibit either Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Market Risk

The market price of securities owned by either Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.  The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.  During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

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Equity securities generally have greater price volatility than fixed-income securities.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Funds may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because a Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. A Fund’s foreign currency transactions may give rise to ordinary income or loss, for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although a Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development.  There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries.  Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States.  These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of the Fund.  There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, archaic legal systems may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

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Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of a Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for a Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of a Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in a Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

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Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits a Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain non-U.S. banks and other financial institutions.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit each Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for either Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. A Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Credit Ratings

The interest- bearing instruments included in each Fund’s investment portfolio must be assigned a credit rating of “investment grade”.  A description of the ratings used by Moody’s and S&P is set forth in Appendix A.. An investment in either Fund should not be considered as a complete investment program for all investors. Moreover, substantial investments in non-U.S. securities may have adverse U.S. federal income tax implications as described under “Taxes.”

The Adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, such factors typically include the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer’s management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer’s country, the issuer’s overall and external debt levels and debt service ratios, the issuer’s access to capital markets and other sources of funding, and the issuer’s debt service payment history. The Adviser will also review the ratings assigned to the security by any recognized rating organizations, although the Adviser’s judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. In addition to the foregoing credit analysis, the Adviser will evaluate the relative value of an investment compared with its perceived credit risk. A Fund’s ability to achieve its investment objective may be more dependent on the Adviser’s credit analysis than would be the case if it invested in higher quality debt securities.

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Emerging Market Countries

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries.  For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain of such countries face serious exchange constraints.   In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector.  In certain cases, the government owns or controls many companies, including the largest in the country.  Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and a Fund, as well as the value of securities in the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of a Fund’s portfolio.  Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors.  Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect a Fund.  In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances.  Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a Fund.

Fixed Income Securities

Each Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, and commercial paper.

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Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.  Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount.  It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Call or Buy-Back Features

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders.  Such securities may present risks based on payment expectations.  Although a Fund may typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a “call option” and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

Bank Obligations

Bank obligations that may be purchased by either Fund include certificates of deposit, banker’s acceptances and fixed time deposits.  A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis.  A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.  Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.   Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged.  The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations.  Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

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Convertible Securities

Each Fund may invest in convertible securities, which are bonds, debentures, notes, preferred stock or other securities, which may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stream of income, which generate higher yields than those of common stocks of the same or similar issuers but lower than the yield on non-convertible debt.  Convertible securities are usually subordinate or are comparable to non-convertible securities but rank senior to common stock or shares in a company’s capital structure.   The value of a convertible security is a function of (i) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (ii) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Firm Commitments and When-Issued Securities

Each Fund may purchase securities on a firm commitment basis, including when-issued securities.  Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield.  No income accrues to the purchaser of a security on a firm commitment basis prior to delivery.  Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates.  Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.  Each Fund will only make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.  A Fund will designate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase securities on a firm commitment basis.  If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Floating and Variable Rate Instruments

Each Fund may each invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. The variable rate obligations in which a Fund may invest include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.

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Certain of the floating or variable rate obligations that may be purchased by a Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.  Some of the demand instruments purchased by a Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support.  If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as liquid for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days; if the notice period is greater than seven days, such a demand instrument will be characterized as illiquid for such purpose.   The Fund’s right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or a third party providing credit support to make payment when due.  To facilitate settlement, some demand instruments may be held in book entry form at a bank other than the Fund’s custodian subject to a sub-custodian agreement approved by the Fund between that bank and the Fund’s custodian.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

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Money Market Instruments/Securities

Each Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Restricted Securities and Securities With Limited Trading Markets (Rule 144A)

Each Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public.  If a Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices.  Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize.  Investments in securities which are “restricted” may involve added expenses to a Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.  Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value.  The Funds may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser pursuant to guidelines established by the Board. A Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

Each Fund may purchase Rule 144A securities on the GSTrUE exchange and other similar exchanges.  These markets  provide access to only institutional and highly sophisticated investors. They allow private companies to raise capital without the disclosure requirements of public markets and follow specific SEC rules to avoid certain disclosure requirements. Under these rules, companies are able to sell securities without registering them if the issued securities are limited to qualified institutional buyers (investors with at least $100 million in assets), and there are less than 500 shareholders.  The market is run through a proprietary trading system. This system allows the members of the exchange to view bid and ask offers and recent sales. Actual transactions are made through special brokers.  Because of the lack of disclosure in these markets, shares are expected to trade at a discount to the equivalent price achievable if the shares were listed on a public market.  Companies utilizing these markets however, believe that the ability to avoid disclosure requirements of public markets is more important than receiving the higher price available from a public exchange listing.

U.S. Government Securities

Each Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities.  U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance.  Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality.  A Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

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Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect a Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government securities. Therefore, the securities would generally be neither the securities issued or guaranteed by the U.S. Treasury. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

Zero Coupon Securities, Pay-In-Kind Bonds and Deferred Payment Securities

Each Fund may invest in zero coupon securities, pay-in-kind bonds and deferred payment securities.   Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.  When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value.  This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.  Zero coupon securities may have conversion features.  Each Fund also may purchase pay-in-kind bonds.  Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.  Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, pay-in-kind bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities.  Zero coupon securities, pay-in-kind bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not generally be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

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Current U.S. federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds, deferred payment securities and certain other securities acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments.  Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

OTHER PRACTICES

Borrowing

Neither Fund will use leverage or borrow for investment purposes. Each Fund may borrow up to 10% of its net assets for short term cash flow purposes to meet any redemption requests.  Borrowing creates an opportunity for increased return, but, at the same time, creates special risks.  Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time.  Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. Each Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

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Depositary Receipts

Depositary receipts include sponsored and unsponsored Depositary receipts that are or become available, including American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) and other depositary receipts.  Depositary receipts are typically issued by a financial institution (“Depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary.  The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer.  ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market.  The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges.  In addition, the share price and all dividends are converted to the shareholder’s home currency.  As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer.  For purposes of each Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities.  Thus, a depositary receipt representing ownership of common stock will be treated as common stock.  Depositary receipts purchased by a Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

Illiquid Securities

Each Fund may invest up to 10% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that liquid assignments and loan participations that a Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.  The Adviser, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable each Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

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Repurchase Agreements

Each Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of sale to repurchase that security from the buyer at a mutually agreed upon time and price.  The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk.  The Adviser monitors the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price.  The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation.

While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Repurchase agreements with maturities of more than seven days will be treated as illiquid securities.

Reverse Repurchase Agreements

Each Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions.  Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price.  Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.  Reverse repurchase agreements are considered to be borrowings by a Fund.

INVESTMENT LIMITATIONS

Fundamental Investment Limitations

The following is a description of the Funds’ fundamental investment restrictions. “Fundamental” restrictions are those that may not be changed without the vote of a majority of a Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 percent or more of the voting securities present at such meeting, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 percent of the outstanding voting securities of such company, whichever is less.

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In contrast, non-fundamental investment restrictions (which include the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI) may be changed by the Board without shareholder approval.

The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

For purposes of the fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

Each Fund may not:

*(1) Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government and its agencies and instrumentalities);

*(2) Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

*(3) Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

*(4) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

*(5) Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

*(6) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; or

*(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”).  Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise.  See “Borrowing” above.

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Non-Fundamental Investment Limitations

In addition, it is contrary to each Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 10% of that Fund’s net assets (based on then-current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, each Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders.  Each Fund’s portfolio turnover rate may vary from year to year, as well as within a year.  For U.S. federal income tax purposes, each Fund’s distributions of any net short- term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income.  In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a Fund.  See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded.  A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.  Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.  The following tables summarize the portfolio turnover rates for each Fund for the last two fiscal years or periods noted.

	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014
Vulcan Value Partners Fund	64%	56%
Vulcan Value Partners Small Cap Fund	73%	70%

DISCLOSURE OF PORTFOLIO HOLDINGS

Policy Statement

This Policy sets forth the conditions under which Portfolio Holdings data for Financial Investors Trust (the “Trust”) on behalf of each Fund of the Trust (collectively the “Funds” and each, a “Fund”) may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Funds may be disclosed except in accordance with this Policy.

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Portfolio Holdings data includes, but is not limited to, the following information about the Funds: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board of Trustees of the Trust, or an officer of the Funds.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, sub-adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Funds.

Policy Overview

The Board has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Portfolio Holdings.  These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information.  These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Funds from any trading practices or other use by a Third Party that could harm the Funds, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board of Trustees of the Trust (the “Board”) will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

Only officers of the Funds and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser or sub-adviser, may approve the disclosure of a Fund’s Portfolio Holdings.  Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of a Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser or sub-adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis.  In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received.  Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of a Fund’s Portfolio Holdings.

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The identity of such entities is provided below:
Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
Vulcan Value Partners, LLC (Adviser)	Daily	None	Daily	Daily
ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
Bank of New York Mellon (Custodian)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers.  In addition, to the extent permitted under applicable law, the investment adviser or sub-adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Funds by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser or sub-adviser believes is reasonably necessary in connection with the services to be provided.  As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s or the sub-adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s or the sub-adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose.  Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The applicable Fund’s investment adviser or sub-adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy.  As part of this responsibility, the applicable Fund’s investment adviser or sub-adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

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Full Portfolio Holdings

The Funds currently authorize quarterly dissemination of full portfolio holdings of a Fund with a thirty (30) calendar day lag.  In addition, except as set forth in this Policy, including Appendix A hereto, the full holdings of a Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR.  The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided.  These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

▪	Disclosures that are required by law;
▪	Disclosures necessary for Service Providers (defined above);
▪	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
▪	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
▪	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel;
▪	Disclosures to the adviser or sub-adviser of a Fund of compiled data concerning accounts managed by the particular adviser or sub-adviser; or
▪	Any portfolio holdings that precede a full public disclosure (e.g., portfolio holdings that are dated prior to the most recent quarterly disclosure) are not considered to be sensitive, proprietary information of the Fund, and therefore are not subject to the aforementioned disclosure policies.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among such Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for a Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including either Fund.

Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind each Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for each Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Funds, the Adviser will seek the best price and execution of each Fund’s orders. In doing so, a Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although a Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

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There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the OTC markets, but the price paid by a Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by a Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may by required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or subadvisers of investment companies and other institutional investors from time to time receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives services from many broker-dealers with which the Adviser places the Funds’ portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by a Fund is not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place a Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Funds. Conversely, research and brokerage services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Funds, although not all of these services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), a Adviser may cause either Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

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The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for a Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

The table below shows the brokerage commissions paid by each Fund for the periods indicated:

	For the Fiscal Year End April 30, 2015	For the Fiscal Year End April 30, 2014	For the Fiscal Year End April 30, 2013
Vulcan Value Partners Fund	$1,282,505	$844,813	$316,557
Vulcan Value Partners Small Cap Fund	$1,353,567	$1,494,646	$549,119

Neither Fund had any transactions identified for execution primarily on the basis of research and other services provided to the Funds and therefore no related commissions.

Neither Fund directed any trades to an affiliated broker/dealer.

Each Fund may acquire securities of brokers who execute the Fund’s portfolio transactions. As of April 30, 2015, each Fund owned securities of their regular broker-dealers (or parents) as shown below:

Fund Name	Name of Broker-Dealer	Market Value of Securities Owned
Vulcan Value Partners Fund	Convergex Execution Solutions LLC	$21,735,778
Vulcan Value Partners Small Cap Fund	N/A	N/A

PURCHASE, EXCHANGE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”) will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase, exchange or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

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Effective as of the close of business on November 29, 2013 and June 1, 2015, the Vulcan Value Partners Small Cap Fund and the Vulcan Value Partners Fund respectively, (the “Vulcan Funds”), are closed to new investors, except as described below. This change will affect new investors seeking to purchase shares of the Vulcan Funds either directly or through third party intermediaries. Existing shareholders of the Vulcan Funds may continue to purchase additional shares of the Vulcan Funds.

•           A financial advisor whose clients have established accounts in the Vulcan Value Partners Small Cap Fund as of November 29, 2013 may continue to open new accounts in the Vulcan Value Partners Small Cap Fund for any of its existing or new clients.

•           Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in the Vulcan Value Partners Small Cap Fund as of November 29, 2013, may continue to open new accounts in the Vulcan Value Partners Small Cap Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Vulcan Value Partners Small Cap Fund.

•           A financial advisor whose clients have established accounts in the Vulcan Value Partners Fund as of June 1, 2015 may continue to open new accounts in the Vulcan Value Partners Fund for any of its existing or new clients.

•           Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in the Vulcan Value Partners Fund as of June 1, 2015, may continue to open new accounts in the Vulcan Value Partners Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Vulcan Value Partners Fund.

The Fund retains the right to make exceptions to any action taken to close the Vulcan Funds or limit inflows into the Vulcan Funds.

Share Classes

Each Fund currently has only one class of shares.

The minimum initial and subsequent investment in each Fund is set forth in the Prospectus.  The subsequent purchase minimum is $500 for any type of account.

Subsequent investments may be made at any time by mailing a check to a Fund’s Transfer Agent, along with a letter providing the account number. Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

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Shares of either Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order. Share certificates will not be issued. Share purchase orders are effective on the date a Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for a Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 877.421.5078 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund. If federal funds are received by the Transfer Agent that same day, the order will be effective on that day. If the Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of each Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Exchanging Shares

If you have held all or part of your shares in a Fund for at least seven days, you may exchange those shares for shares of the other Fund if such Fund is available for sale in your state and meets the investment criteria of the investor.

If you are an existing shareholder of either Fund, you may exchange into a new account copying your existing account registration and options.  Exchanges between accounts will be accepted only if registrations are identical.

Exchanges must meet the minimum investment requirements described in the Prospectus.

Before effecting an exchange, you should read the Prospectus.

An exchange represents the sale of shares from one Fund and the purchase of shares of the other Fund.  For U.S. federal income tax purposes, this may produce a taxable gain or loss in your non-tax-deferred account.  If you exchange shares within 90 calendar days from their date of purchase, you may be subject to the redemption fee as described in this SAI in “Redemption Fees” below.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders.  Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation.  Call or write each Fund for further details.

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Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of the Fund, a Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, either Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures.  A Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until the Fund has received a completed purchase application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Redemption Fees.  If you sell or exchange your shares after holding them 90 days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the applicable Fund, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

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The short-term redemption fee does not apply to: (i) redemptions of shares acquired by reinvesting dividends and distributions; (ii) rollovers, transfers, and changes of account registration within a Fund as long as the money never leaves the fund; and (iii) redemptions in kind.

Each Fund also permits waivers of the short-term redemption fee for the following transactions:

•	Redemptions due to small balance maintenance fees;
•	Redemptions related to death or due to a divorce decree;
•	Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
•	Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees and redemptions related to death, disability or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers or their affiliates may pay short-term redemption fees on behalf of investors in managed accounts. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Redemption By Mail.  Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

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In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire.  If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption.  A shareholder may request redemption by calling the Transfer Agent at 877.421.5078. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. Each Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. Each Fund may require personal identification codes.

TRUSTEES AND OFFICERS

The business and affairs of the Funds are managed under the direction of the Trust’s Board. The Board approves all significant agreements between the Trust on behalf of the Funds and the persons or companies that furnish services to the Funds, including agreements with their distributor, investment manager, administrator, custodian and transfer agent. The day-to-day operations of the Funds are delegated to the Adviser and a third party administrator.

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The name, address, age and principal occupations for the past five years of the Trustees and officers of the Funds are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, 1940	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	34	Ms. Anstine is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).
John R. Moran, Jr., 1930	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran formerly served as President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado, from 1991 to 2007. During his career as an attorney from 1958 to 1991, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	34	None.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jeremy W. Deems, 1976	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC, a registered investment advisor, and Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company, from 1998 to June 2007. From 2004 to 2005, Mr Deems also served as Treasurer of the Forward Funds and the Sierra Club Funds.	34	Mr. Deems is a Trustee of ALPS ETF Trust (21 funds); ALPS Variable Investment Trust (7 funds) and Reaves Utility Income Fund (1 fund).
Jerry G. Rutledge, 1944	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	34	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).
Michael “Ross” Shell , 1970	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.
Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.
				34	None.

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INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee

Edmund J. Burke, 1961	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.
Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of Boston Financial Data Services, Inc. (“BFDS”), ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and ALPS Portfolio Solutions Distributor, Inc. (“APSD”) and from 2001-2008, was President of AAI, ADI, AFS and APSD. Because of his positions with AHI, BFDS, AAI, ADI, AFS and APSD, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.
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Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Kimberly R. Storms, 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust at the March 12, 2013 meeting of the Board of Trustees.
Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc. and ALPS Series Trust and Chief Financial Officer of The Arbitrage Funds.

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Name, Address* & Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
JoEllen L. Legg, 1961	Secretary	Ms. Legg was elected Secretary of the Trust at the September 15, 2015 meeting of the Board of Trustees.
Ms. Legg joined ALPS in October 2007 and is Vice President, Assistant General Counsel of ALPS.  Prior to joining ALPS, Ms. Legg served as Senior Counsel - Law (Corporate & Securities) for Adelphia Communications Corporation (February 2005 - March 2007).  Prior to this, Ms. Legg held associate positions at Fried Frank Harris Shriver & Jacobson LLP (1998 - 2004) and at Patton Boggs LLP (2004 - 2005).  Because of her position with ALPS, Ms. Legg is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Legg is also the Assistant Secretary of the Griffin Institutional Access Real Estate Fund, James Advantage Funds, and WesMark Funds. Ms. Legg also serves as Secretary to ALPS Series Trust.

Ted Uhl, 1974	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.
Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS.  Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint.  Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Boulder Growth & Income Fund, Inc., Clough Global Funds, Centre Funds, Reality Shares ETF Trust and Transparent Value Trust.

*	All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.
**	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
***	The Fund Complex includes all series of the Trust (currently 34) and any other investment companies for which Vulcan Value Partners, LLC provides investment advisory services (currently none).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997.  Currently retired, Ms. Anstine has over 30 years of financial services experience.  Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004.  From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank.  She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

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Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008.  In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-President and Chief Financial Officer.  Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC.  Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter.  Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997 and lead independent Trustee since September 14, 2010.  Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009.   Mr. Rutledge is the President and owner of Rutledge's Inc., an upscale men's clothing store, which he opened in 1967.  Mr. Rutledge has over 40 years of business experience.  He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado.  He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009.   In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO.  From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

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Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009.  Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as Director.  He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and ALPS Portfolio Solutions Distributor, Inc.  Mr. Burke has over 20 years of financial services and investment management experience.  Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity.  Mr. Burke has a B.A. in Economics from the University of New Hampshire.  He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

None of the Independent Trustees own securities in the Adviser or Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or Distributor.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time.  Mr. Moran serves as lead Independent Trustee.  The lead independent trustee is responsible for chairing any meetings of the independent trustees.  The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances.  These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

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Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

None of the Independent Trustees own securities in the Adviser or the Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser or the Distributor.

Audit Committee.  The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell.  The Audit Committee met three times during the fiscal year ended April 30, 2015.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust.  The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.  The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust.  Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell.  The Nominating and Corporate Governance Committee of the Board met twice during the fiscal year ended April 30, 2015.

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Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 30, 2014, the dollar range of equity securities in the Funds beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Edmund J. Burke	None	None

As of December 30, 2014, the dollar range of equity securities in the Funds beneficially owned 3by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary K. Anstine	$10,001 - $50,000	$10,001 - $50,000
Jeremy W. Deems	None	None
John R. Moran, Jr.	None	None
Jerry G. Rutledge	None	Over $100,000
Michael “Ross” Shell	None	None

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Remuneration of Trustees.

Effective February 28, 2015, the Independent Trustees receive a quarterly retainer of $9,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. Previously, the Independent Trustees received a quarterly retainer of $7,500, plus $3,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2015, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Mary K. Anstine	$46,000	$0	$0	$46,000
Jeremy W. Deems	$46,000	$0	$0	$46,000
John R. Moran, Jr.	$46,000	$0	$0	$46,000
Jerry G. Rutledge	$46,000	$0	$0	$46,000
Michael “Ross” Shell	$46,000	$0	$0	$46,000

*    The Fund Complex currently consists of 34 series of the Trust and any other investment companies for which any Trustee serves as trustee for and which Vulcan Value Partners provides investment advisory services, currently none.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT MANAGER

Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs and is engaged to manage the investments of each of the Funds in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board.  Formed in 2007, Vulcan managed approximately $12 billion in client assets at June 30, 2015 and is registered with the SEC as an investment adviser.  The Adviser’s principal address is Three Protective Center, 2801 Highway 280 South, Suite 300, Birmingham, AL 35223.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund pay the Adviser an annual management fee of 1.00% and 1.15%, respectively, based on the Fund’s average daily net assets.  The management fee is paid on a monthly basis.

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The initial term of the Advisory Agreement is two years.  The Board may extend the Advisory Agreement for additional one-year terms.  The Board, shareholders of the Funds or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice.  A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreement is provided in the Funds’ annual report to shareholders for the period ending April 30, 2015.

The table below shows the management fees for the Adviser for the periods indicated:
	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Vulcan Value Partners Fund
Gross Advisory Fees	$13,036,173	$6,915,036	$3,106,747
Waiver of Advisory Fees	$0	$0	$0
Reimbursement of other Expenses	$0	$0	$0
Net Advisory Fees	$13,036,173	$6,915,036	$3,106,747
Vulcan Value Partners Small Cap Fund
Gross Advisory Fees	$12,017,370	$8,469,912	$1,936,846
Waiver of Advisory Fees	($79,989)	($400,224)	($161,158)
Reimbursement of other Expenses	$0	$0	$0
Net Advisory Fees	$11,973,381	$8,069,688	$1,775,688

As described in the Prospectus under “Fees and Expenses of Each Fund,” the Adviser has contractually agreed to limit certain of each Fund’s expenses until August 31, 2016.

Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”).  In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

ADMINISTRATOR

The Funds currently employ ALPS Fund Services, Inc. (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Funds.  ALPS is an affiliate of ADI.  Information on the services provided by the Administrator and the fees paid to the Administrator is available in the Prospectus.

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The table below shows the administrative fees earned by ALPS for the periods indicated:

	For the Fiscal Year Ended April 30, 2015	For the Fiscal Year Ended April 30, 2014	For the Fiscal Year Ended April 30, 2013
Vulcan Value Partners Fund	$372,672	$237,221	$179,457
Vulcan Value Partners Small Cap Fund	$301,250	$ 250,811	$ 86,643

DISTRIBUTOR

Shares of each Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor of the Funds pursuant to a distribution agreement between the Distributor and the Trust on behalf of each Fund. The Distributor is not obligated to sell any specific amount of Fund shares. During the period ended April 30, 2015, the Distributor did not receive any commissions or other compensation.

CODE OF ETHICS

The Funds, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of a Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with a Fund’s investment objectives.  When applicable, information on how each Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30 will be available without charge, (1) upon request, by calling 877.421.5078 and (2) on the SEC’s website at http://www.sec.gov.

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CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.

As of August 1, 2015, the following shareholders owned 5% or more of the outstanding shares of the Fund as listed below:

Fund	Shareholder Name and Address	Percentage of Interest	Type of Ownership
Vulcan Value Partners	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	26.57%	Record
Vulcan Value Partners	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	19.45%	Record
Vulcan Value Partners	J.P. MORGAN CHASE BANK, N.A. 340 S CLEVELAND AVE BLDG 350 WESTERVILLE, OH 43081	7.41%	Record
Vulcan Value Partners Small Cap Fund	CHARLES SCHWAB & CO, INC. 211 MAIN ST SAN FRANCISCO, CA 94105	21.88%	Record
Vulcan Value Partners Small Cap Fund	NATIONAL FINANCIAL SERVICES, LLC 82 DEVONSHIRE STREET, R6A BOSTON, MA 02109	46.97%	Record
Vulcan Value Partners Small Cap Fund	MERRILL LYNCH, PIERCE, FENNER & SMI 4800 DEER LAKE DR E FL 1 JACKSONVILLE, FL 32246	5.28%	Record

The Trustees and Officers of the Trust as a group owned less than 1% of any Fund's shares.

EXPENSES

Each Fund’s expenses include taxes, interest, fees and salaries of such Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. Each Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

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PORTFOLIO MANAGER

The following sections set forth certain additional information with respect to the portfolio manager for each Fund. Unless noted otherwise, all information is provided as of April 30, 2015.

Other Accounts Managed by Portfolio Manager

The table below identifies as of April 30, 2015, for the portfolio manager of each Fund, the number of accounts (other than the Funds with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
		(in millions)		(in millions)		(in millions)
C.T. Fitzpatrick	0	N/A	1	$1.013	1,678	$7.706

Portfolio Manager Compensation

Mr. Fitzpatrick is the majority equity owner of the Adviser and is entitled to receive distributions from the Adviser if and when made to the equity owners of the Adviser, pro rata in proportion to his equity interest.  He does not receive a base salary and is not anticipated to receive a bonus.

Ownership of Securities

The table below identifies ownership of Fund securities by the Portfolio Manager as of April 30, 2015.

FUND	DOLLAR RANGE OF OWNERSHIP OF SECURITIES
Vulcan Value Partners Fund	$100,001 - $500,000
Vulcan Value Partners Small Cap Fund	$100,001 - $500,000

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Potential Conflicts of Interest

Potential conflicts of interest may arise when a Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs.  For example, the Adviser may seek to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style.  The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention.  A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.  If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers.  Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

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Variation in Compensation.  A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.  The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style.  The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts.  There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Funds will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

NET ASSET VALUE

The following is a description of the procedures used by each Fund in valuing its assets. For the purpose of pricing purchase and redemption orders, the net asset value per share of each Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). Each Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

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In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. OTC securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. All other securities and other assets of a Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes.  It is based on the Code, applicable Treasury Regulations, judicial authority, and the administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect.  The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in a Fund may vary depending upon his or her particular situation.  This discussion only applies to shareholders who are U.S. persons.  For purposes of this discussion, U.S. persons are:  (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

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If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership.  Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained.  In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Funds.  Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Funds, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is each Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all net investment income and short-term capital gains. It is also each Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain dividends, or both, in cash. The election may be made at any time by submitting a written request directly to the applicable Fund. In order for a change to be in effect for any dividend or distribution, it must be received by such Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the applicable Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

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Taxation of the Funds

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of such Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of such Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer, (2) the securities (other than the securities of other regulated investment companies) of two or more issuers which such Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto.  For purposes of meeting the diversification requirement described in (ii) above, in the case of a Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future.  For purposes of the 90% gross income requirement described in (i) above,  income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company.  However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

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To the extent that it qualifies for treatment as a regulated investment company, a Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below).  In certain situations, a Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying a Fund-level tax and, in the case of diversification failures, disposing of certain assets.  If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – such Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.  To qualify again to be taxed as a regulated investment company that is accorded special treatment in a subsequent year, such a Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions.  In addition, if a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, such a Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the effected Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by a Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that a Fund distributes to shareholders on a timely basis.  Each Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains dividends in a taxable year. If a Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained.  However, a Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the regulated investment company distribution requirements and for purposes of determining its taxable income (“spill-over dividends”).  Spill-over dividends are taxed to shareholders in the year in which they are received.

If a Fund retains any net capital gain, it will also be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such a Fund on such undistributed amount against their U.S. federal income tax liabilities, if any.  For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of such a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of a Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year.  In addition, the excess (if any) of a Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year

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A regulated investment company may elect to treat all or any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for any prior year, such a Fund will be subject to a non-deductible excise tax on the undistributed amounts.  For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year.  For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year.  A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of a Fund’s current or accumulated “earnings and profits.”  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by such Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains.  Generally, distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.  A Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at the rates applicable to long-term capital gain.  Dividend income distributed to individual or other non-corporate shareholders during taxable periods ending before January 1, 2013 will qualify as “qualified dividend income” as that term is defined in section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the applicable Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both such Fund and its shareholders.  Neither Fund expects a significant portion of distributions to be derived from qualified dividend income.

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Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder invested in that Fund (and thus were included in the price the shareholder paid).  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as “exempt-interest dividends,” a designation which the Funds generally do not expect to make).  Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains.  Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

The maximum long-term capital gain rate applicable to individuals is 20%.

Dividends received by corporate shareholders that are reported by a Fund in a written statement furnished to shareholders may qualify for the 70% dividends received deduction to the extent of the amount of qualifying dividends received by a Fund from domestic corporations and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale or Redemption of Shares

The sale or redemption of Fund shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares.  All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of such Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Funds.

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Passive Foreign Investment Companies

Funds that invest in non-U.S. securities may own shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFICs”).   In order to avoid U.S. federal income tax and an additional charge on any “excess distribution” from PFICs or gain from the disposition of PFIC shares, a Fund may elect to “mark-to-market” annually its investments in such entities, which will result in such Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year.  As a result of the mark-to-market election, an electing Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains.  By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  An electing Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.  Alternatively, a Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund would be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC.  As with the mark-to-market election, these amounts would be taken into account by an electing Fund for purposes of satisfying the distribution requirement and the excise tax distribution requirement.  In order to make a QEF election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.  Income from investments in PFICs generally will not qualify for treatment as qualified dividend income.

Non-U.S. Taxes

Each Fund that invests in non-U.S. securities may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in such Fund’s portfolio.  If at the close of its taxable year more than 50% of the value of a Fund’s total assets consists of securities of foreign corporations (including foreign governments), such Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code.  If a Fund makes the election, the amount of each shareholder’s distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder’s portion of such Fund’s foreign tax paid.  A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by a Fund may be subject to certain limitations imposed by the Code.

If a Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement.  For this purpose, the term “qualified fund of funds” means a regulated investment company if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.  The Funds make no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

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Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders.  Certain of a Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of such Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

Each Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by such Fund, defer such Fund’s losses, cause adjustments in the holding periods of such Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

Some of a Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.”  Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character.  Section 1256 contracts held by a Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

Certain positions undertaken by a Fund may constitute “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains or losses realized by such Fund.  Losses realized by a Fund that are part of a straddle may be deferred beyond the point in time that they are realized.  The straddle rules, if applicable, could increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.  Certain tax elections that a Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which a Fund may invest are not clear in various respects.  As a result, the IRS could challenge a Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of such Fund as a regulated investment company.

Certain of a Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between such Fund’s book income and taxable income. This difference may cause a portion of a Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require such Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company, which may have the effect of accelerating taxable distributions to shareholders.

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Securities Issued or Purchased at a Discount

A Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received.  In addition, payment-in-kind securities will give rise to income which is required to be distributed even though such Fund does not receive an interest payment in cash on the security during the year.  In order to generate sufficient cash to make the requisite distributions, an effected Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.  An effected Fund may realize gains or losses from such sales.  In the event such Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by a Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security.  Market discount generally accrues in equal daily installments.  Each Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes.

High-Risk Securities

Each Fund may invest in debt obligations that are in the lowest rating categories or are unrated.  Investments in debt obligations that are at risk of or in default present special tax issues for a Fund.  The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income).  These and other related issues will be addressed by a Fund if it invests in such securities in order to seek to ensure that such Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Real Estate Investment Trusts

A Fund’s investments in REIT equity securities, if any, may result in such Fund’s receipt of cash in excess of the REIT’s earnings.  If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund.  Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders.  Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

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Tax-Exempt Shareholders

Under current law, each Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders.  Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the applicable Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”); or (2) shares in the applicable Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code.  If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax on such income.  A Fund may invest in REITs that hold residual interests in REMICs.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any non-corporate shareholder who fails to properly furnish such Fund with a correct taxpayer identification number (“TIN”), or who has under-reported dividend or interest income, and to any shareholder that fails to certify to such Fund that it is not subject to such withholding.  Under current law, the backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder’s federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

Legislation passed by Congress in 2008 requires a fund (or its administrative agent) to report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012 (“covered shares”), and exchanged, redeemed or otherwise sold on or after that date. In addition to the requirement (which applied historically and continues to apply) to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from certain cost basis methods which have been accepted by the IRS, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Once a Fund shareholder has elected a cost basis reporting method, the election will apply to all future transactions in covered shares unless the shareholder revokes or changes the standing election.  Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The historical legal requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all fund shares acquired through December 31, 2011, and which are sold on and after that date.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Funds.

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Surtax on Net Investment Income

A surtax of up to 3.8% applies to net investment income of an individual taxpayer and on the undistributed net investment income of certain estates and trusts, in each case in excess of a threshold amount. Net investment income includes  interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business).  Net investment income includes ordinary income and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares.    Net investment income is reduced by deductions properly allocable to such income.  Holders of Fund shares should consult their tax advisors regarding the effect, if any, of this legislation on their ownership and disposition of Fund shares.

Foreign Accounts

Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions as defined by FATCA (“FFIs”) or non-financial foreign entities as defined by FATCA (“NFFEs”) that are shareholders of a Fund may be subject to a 30% withholding tax on:  (1) income dividends paid by the Fund, and (2) certain capital gain distributions and the proceeds of a sale of Fund shares paid after December 31, 2016.  The FATCA withholding tax generally may be avoided:  (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it:  (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them to the withholding agent (which may be the Fund).  The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA.  An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements.  The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

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Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the U.S. certification rules to avoid backup withholding described above.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment in the Funds would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes.  Foreign investors should consult their tax advisors concerning the U.S. federal income tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of thirty-four separate portfolios or series. The Board may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds. When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund. Additionally, approval of the Investment Advisory Agreement is a matter to be determined separately by each fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund. The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

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The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of a fund represents an equal proportional interest in the fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Trustees.  In the event of the liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets attributable to such fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUNDS

Custodian.  The Bank of New York Mellon (the “Custodian”), located at One Wall Street, New York, NY 10286, serves as the custodian for each Fund.  As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Funds.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for each Fund.  As Transfer Agent, ALPS has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts.  Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses.  As described above, ALPS is an affiliate of ADI.

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Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”) serves as the Funds’ independent registered public accountant.  Deloitte is located at 555 17th St. #3600, Denver, CO 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Funds and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. Each Fund may from time to time include the yield and/or total return of their shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

Each Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund’s shares and to the relative risks associated with the investment objectives and policies of the Funds.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in either Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

The financial statements and financial highlights in the April 30, 2015 Annual Report (the “Annual Report”) of the Funds are incorporated in this SAI by reference.  The financial statements and financial highlights in the Annual Report have been audited by Deloitte & Touche LLP, whose report thereon appears in the Annual Report.  You can obtain additional copies of such Annual Report at no charge by writing or telephoning the Funds at the address or number on the front page of this SAI.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Each Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining a Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. A Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for a Fund does not mean that all securities held by the Fund will be rated in that category or higher. A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch or, if unrated, determined by the Adviser to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

A-1

B:  Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

A-2

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1:  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

A-3

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)  Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:  An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:  An obligation rated ‘BBS’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

A-4

B:  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C:  A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D:  An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings:  The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

A-5

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1:  A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C:  A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-6

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

A-7

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

A-8

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

A-9

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

A-10

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch:  Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook:  An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

A-11

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full:  denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’:  A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

A-12

APPENDIX B - Proxy Voting Policies and Procedures

Vulcan Value Partners, LLC

Proxy Voting Policy and Procedures

Adopted as of January 9, 2015

Policy

Vulcan has responsibility for voting proxies for portfolio securities consistent with the best economic interests of our clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote proxies for investment portfolios and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for fund portfolio securities and maintaining relevant and required records.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Chief Compliance Officer has the responsibility for the administration of our proxy voting policy.

Procedure

Vulcan has adopted procedures to ensure the firm’s policy is implemented, observed and amended or updated, as appropriate, which include the following:

B-1

Voting Procedures

•	Any proxy materials received on behalf of clients are forwarded to the Trading Department and the Chief Compliance Officer;

•	The Chief Compliance Officer, with the assistance of the Trading Department will determine which client accounts hold the security to which the proxy relates;

•	Absent material conflicts, the Chief Compliance Officer will coordinate with the Trading Department to determine how Vulcan should vote the proxy in accordance with the voting guidelines noted below, complete the proxy and vote the proxy in a timely and appropriate manner.

•	Vulcan utilizes ProxyEdge, an electronic voting service, to manage the process of meeting notification, voting, tracking, reporting and record maintenance. ProxyEdge provides an automated electronic interface directly to the custodian, bank or broker-dealer.

Disclosure

•	Vulcan will provide information to its clients summarizing this proxy voting policy, including a statement that clients may request information regarding how Vulcan voted proxies on behalf of the client, as well as a copy of these policies and procedures.

Client Requests for Information

•	Any client requests for information regarding proxy votes, or policies and procedures, received should be forwarded to the Chief Compliance Officer.

•	In response to any request, the Chief Compliance Officer will prepare a response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Vulcan voted the client’s proxies.

Voting Guidelines

•	Vulcan will use its best judgment to vote proxies in the best interests of each client. Vulcan’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client.

•	Vulcan will generally vote in favor of routine corporate governance proposals such as the election of directors, change in state of incorporation or capital structure and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services.

•	Vulcan will vote in favor of management on non-routine corporate governance issues unless voting with management would limit shareholder rights or have a negative impact on shareholder value. Non-routine issues may include, but not be limited to, corporate restructuring/merges and acquisitions, proposals affecting shareholder rights, anti-takeover issues, executive compensation, and social and political issues. In cases where the number of shares in all stock option plans exceed 10% of basic shares outstanding, Vulcan generally votes against proposals that will increase shareholder dilution.

B-2

•	Vulcan will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights.

•	Vulcan may further consider the recommendations of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Conflicts of Interest

•	Vulcan will identify any conflicts that exist between its interests and those of the client by reviewing Vulcan’s relationship with the issuer of each security to determine if Vulcan or any of its employees has any financial, business, or personal relationship with the issuer.

•	If a material conflict of interest exists, the Chief Compliance Officer will determine whether it is appropriate to disclose the conflict to the affected client, to give the client an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as abstaining, voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	Any decision to override a vote due to a conflict of interest will be made by the Research Team and reported to the CCO who will record in writing the basis for any such determination.

•	Vulcan will maintain a record of the resolution of any conflict of interest concerning voting.

Recordkeeping

The Chief Compliance Officer shall retain the following proxy records in accordance with the SEC’s five-year retention requirement.

•	These policies and procedures and any amendments;

•	Each proxy statement that Vulcan receives;

•	A record of each vote that Vulcan casts;

•	Any document Vulcan created that was material to making a decision how to vote proxies, or that memorializes that voting decision.

•	A copy of each written request from a client for information on how Vulcan voted such client fund’s proxies, and a copy of any written response.

B-3

PART C.  OTHER INFORMATION

Item 28.	Exhibits

(a)

	(1)	Trust Instrument of Registrant.(1)

	(2)	Revised Trust Instrument of Registrant.(1)

	(3)	Amendment to Trust Instrument of Registrant dated August 7, 2009.(8)

(b)

	(1)	By-Laws of Registrant.(1)

	(2)	Revised By-Laws of Registrant.(1)

	(3)	Amendment to By-Laws of Registrant dated April 25, 2008.(5)

(c)	Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

(d)

	(1)	Investment Advisory and Management Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)

	(2)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)

	(3)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

(4)
Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

(5)
Supplement dated July 15, 2014 to Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Value Intersection Fund) .(43)

	(6)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(28)

	(7)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.(28)

(8)	Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(9)
Amendment dated January 1, 2013 to Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund.(37)

(10)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

(11)
Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Jefferies Asset Management, LLC (n/k/a CoreCommodity Management, LLC) with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

(12)
Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Allocation(f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(28)

(13)
Amendment to Investment Advisory Agreement dated August 31, 2012 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income Fund and RiverFront Conservative Income Builder Fund.(28)

(14)
Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/ka RiverFront Long-Term Growth & Income), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth) and RiverFront Moderate Growth & Income Funds.(28)

(15)
Amendment to Investment Sub-Advisory Agreement dated August 31, 2012 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund) RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Conservative Income Builder Funds. (28)

(16)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund.(28)

(17)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(28)

(18)	Investment Advisory Agreement dated August 2, 2011 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(28)

(19)	Investment Advisory Agreement dated July 13, 2011 between Registrant and Disciplined Growth Investors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(20)
Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(21)	Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(22)	Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(23)	Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(24)
Investment Advisory Agreement dated July 24, 2012 between Registrant and Hanson McClain Strategic Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(25)	Investment Advisory Agreement dated November 29, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(26)	Investment Advisory Agreement dated December 31, 2012 between Registrant and Stonebridge Capital Management, Incorporated with respect to the Stonebridge Small-Cap Growth Fund.(37)

(27)
Amendment dated December 5, 2012 to Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(28)
Sub-Advisory Agreement dated April 1, 2013 by and between Registrant, Highland Associates, Inc. and Robeco Investment Management, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(37)

(29)
Sub-Advisory Agreement dated April 1, 2013 by and between Registrant, Highland Associates, Inc. and Turner Investments, L.P. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(37)

(30)
Amendment dated May 1, 2013 to the Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(31)	Investment Advisory Agreement dated November 29, 2013 between Registrant and ALPS Advisors, Inc., with respect to the ALPS Real Asset Income Fund.(38)

(32)	Investment Sub-Advisory Agreement dated November 29, 2013 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the ALPS Real Asset Income Fund.(38)

(33)	Investment Sub-Advisory Agreement dated November 29, 2013 among Registrant, ALPS Advisors, Inc. and RREEF America LLC with respect to the ALPS Real Asset Income Fund.(38)

(34)	Investment Advisory Agreement dated December 19, 2013 between Registrant and ALPS Advisors, Inc., with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(35)	Investment Advisory Agreement dated December 19, 2013 between Registrant and Westport Resources Management, Inc., with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(36)
Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Westport Resources Management, Inc. and Concise Capital Management, LP, with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(37)
Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Westport Resources Management, Inc. and Amundi Smith Breeden LLC, with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(38)
Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Westport Resources Management, Inc. and Sound Point Capital Management, L.P., with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(39)	Investment Advisory Agreement dated June 30, 2014 between ALPS Advisors, Inc. and the Registrant with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(40)	Investment Sub-Advisory Agreement dated June 30, 2014 among Registrant, ALPS Advisors, Inc. and Sterling Wealth Management Group, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(41)	Amendment dated July 31, 2014 to Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Insights Fund.(41)

(42)	Amendment dated June 10, 2014 to Investment Advisory Agreement between the Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund (41).

(43)
Amendment dated June 9, 2015 to Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Small Cap Value Fund.(filed herewith)

(44)
Amendment dated June 29, 2015 to Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

	(45)	Investment Advisory Agreement dated July 10, 2015 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Metis Global Micro Cap Fund(46).

	(46)	Investment Sub-Advisory Agreement dated July 10, 2015 among ALPS Advisors, Inc. and Metis Global Partners, LLC with respect to the ALPS/Metis Global Micro Cap Fund(46).

	(47)	Investment Advisory Agreement dated _______, 2015 between Registrant and ALPS Advisors, Inc. with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(48)
Investment Sub-Advisory Agreement dated _____, 2015 among ALPS Advisors, Inc. and Ellington Global Asset Management, LLC with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(e)

(1)
Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Fund), RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation Fund (f/k/a RiverFront Moderate Growth Fund), RiverFront Dynamic Equity Income Fund (f/k/a RiverFront Long-Term Growth and Income Fund), RiverFront Moderate Growth and Income Fund, RiverFront Conservative Income Builder Fund, ALPS/Kotak India Growth Fund and ALPS/Alerian MLP Infrastructure Index Fund.(36)

(2)
Amendment dated November 29, 2013 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Real Asset Income Fund.(38)

(3)
Amendment dated December 19, 2013 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(4)
Amendment dated June 30, 2014 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(5)
Amendment dated July 10, 2015 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Metis Global Micro Cap Fund (46).

(6)
Amendment dated _____, 2015 to the Distribution Agreement dated ____, 2015 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(7)	Form of Selling Agreement between ALPS Portfolio Solutions Distributor, Inc. and Broker/Dealer.(36)

(8)	Form of Shareholder Servicing Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

(9)	Form of Fund-SERV Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

(10)	Form of Trust Networking Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)

(11)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(28)

(12)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(13)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(14)
Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(15)	Distribution Agreement dated December 29, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(16)	Distribution Agreement dated January 30, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(17)	Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(18)
Distribution Agreement dated July 24, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(19)	Distribution Agreement dated December 31, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(20)
Amendment dated May 1, 2013 to Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

	(21)	Amendment dated July 31, 2014 to Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Insights Fund.(41)

	(22)	Amendment dated June 9, 2015 to Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Small Cap Value Fund.(filed herewith)

(23)
Amendment dated June 29, 2015 to Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

	(24)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(10)

	(25)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(26)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm.(10)

	(27)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(f)	None.

(g)

	(1)	Custody Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

(2)
Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

(3)
Custodian Agreement dated August 3, 2009 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

(4)
Amendment No. 2 dated December 30, 2009 to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(5)
Amendment No. 2 dated December 30, 2009 to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(6)	Amendment to Custody Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(7)	Amendment to Foreign Custody Manager Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(8)	Amendment to Custodian Agreement dated June 30, 2011 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Aspen Managed Futures Strategy Fund.(28)

(9)	Amendment to Custodian Agreement dated August 1, 2011 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.)with respect to the Disciplined Growth Investors Fund.(28)

(10)	Amendment to Custodian Agreement dated December 13, 2011 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(11)	Amendment to Custodian Agreement dated January 25, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Seafarer Overseas Growth and Income Fund.(26)

(12)
Amendment to Custodian Agreement dated March 13, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(13)
Amendment to Custodian Agreement dated July 24, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(14)	Amendment to Custodian Agreement dated March 4, 2013 between Registrant MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Stonebridge Small-Cap Growth Fund.(37)

(15)	Custodian Agreement dated November 1, 2013 between Registrant and State Street Bank and Trust Company with respect to the ALPS Real Asset Income Fund.(38)

(16)
Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Fund), RiverFront Global Growth Fund, RiverFront Global Allocation Fund, RiverFront Dynamic Equity Income Fund, RiverFront Moderate Growth and Income Fund, RiverFront Conservative Income Builder Fund, ALPS/Alerian MLP Infrastructure Index Fund and ALPS/Westport Resources Hedged High Income Fund.(39)

	(17)	Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

	(18)	Amendment to Custodian Agreement dated July 31, 2014 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Insights Fund.(41)

(19)
Custodian Agreement dated December 16, 2013 between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(45)

	(20)	Amendment to Custodian Agreement dated June 9, 2015 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Small Cap Value Fund.(filed herewith)

(21)
Form of Amendment to Custodian Agreement dated ________, 2015 between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

	(22)	Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the ALPS/Metis Global Micro Cap Fund and Ellington Credit Income Fund (46).

(h)

(1)
Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(2)
Amendment No. 2 dated August 31, 2009 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a Activa Value Fund).(16)

	(3)	Amendment No. 4 dated January 15, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(4)
Amendment No. 5 dated March 9, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Research Value (f/k/a Activa Value Fund) and ALPS/GNI Long-Short Funds.(14)

(5)
Transfer Agency and Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(6)
Transfer Agency and Interactive Client Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(7)	Transfer Agency and Service Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(8)	Transfer Agency and Service Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(19)

(9)
Transfer Agency and Service Agreement September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(10)
Amendment dated June 15, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(18)

(11)
Amendment dated August 2, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(12)
Amendment dated September 27, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(13)
Amendment dated January 20, 2011 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Kotak India Growth Fund.(17)

(14)
Amendment dated August 31, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Conservative Income Builder Fund.(28)

(15)
Amendment dated November 29, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(16)
Amendment dated November 29, 2013 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS Real Asset Income Fund.(38)

(17)
Amendment dated December 19, 2013 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(18)
Amendment dated June 30, 2014 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(19)
Amendment dated July 10, 2015 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Metis Global Micro Cap Fund.(46)

(20)
Amendment dated _____, 2015 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(21)	Transfer Agency and Service Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(22)	Transfer Agency and Service Agreement January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(23)	Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund.(23)

(24)	Amendment dated July 31, 2014 to Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(25)
Transfer Agency and Service Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(26)	Transfer Agency and Service Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(27)
Amendment dated May 1, 2013 to the Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(28)
Amendment dated June 9, 2015 to Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(filed herewith)

(29)
Amendment dated June 29, 2015 to Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(30)
Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(31)
Amendment dated August 31, 2009 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a Activa Value Fund).(16)

(32)	Amendment dated January 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(33)
Amendment dated March 9, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Research Value (f/k/a Activa Value Fund) and ALPS/GNI Long-Short Funds.(16)

(34)
Amendment dated June 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(18)

(35)
Amendment dated August 2, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(36)
Amendment dated September 27, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(37)
Amendment dated January 20, 2011 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

(38)
Amendment dated August 31, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Conservative Income Builder Fund.(28)

(39)
Amendment dated November 29, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(30)

(40)
Amendment dated November 29, 2013 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS Real Asset Income Fund.(38)

(41)
Amendment dated December 19, 2013 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(42)
Amendment dated June 30, 2014 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(43)
Amendment dated July 10, 2015 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Metis Global Micro Cap Fund.(46)

(44)
Amendment dated ____, 2015 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(45)
Amendment dated May 1, 2013 to the Administration, Bookkeeping and Pricing Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(46)	Administration, Bookkeeping and Pricing Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(47)	Administration, Bookkeeping and Pricing Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(48)
Administration, Bookkeeping and Pricing Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(49)	Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(50)
Amendment dated March 31, 2013 to Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(51)	Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(52)
Administration, Bookkeeping and Pricing Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(53)	Amendment dated July 31, 2014 to Fund Accounting and Administration Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(54)
Amendment dated June 9, 2015 to Fund Accounting and Administration Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(filed herewith)

(55)
Administration, Bookkeeping and Pricing Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(37)

(56)	Administration, Bookkeeping and Pricing Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(57)
Amendment dated June 29, 2015 to Administration, Bookkeeping and Pricing Agreement dated September 11, 2011 with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(58)
PFO Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(59)
Chief Compliance Officer Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(60)	Amended and restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(61)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(62)	PFO Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(63)
Chief Compliance Officer Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(64)
Amended and Restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(65)
Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(66)	PFO Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(67)	Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(68)
Amendment dated March 31, 2013 to Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(69)	PFO Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(70)
Chief Compliance Officer Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(71)	PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(72)	Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(73)	Amendment dated July 31, 2014 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(74)	Amendment dated July 31, 2014 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

(75)	Amendment dated June 9, 2015 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(filed herewith)

(76)
Amendment dated June 9, 2015 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund.(filed herewith)

(77)
PFO Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(78)
Chief Compliance Officer Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(79)	PFO Services Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(80)	Chief Compliance Officer Services Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)

(81)
Amendment to Amended and Restated Chief Compliance Officer Services Agreement dated May 1, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(82)
Amendment to PFO Services Agreement dated May 1, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(83)
Amendment dated June 29, 2015 to Amended and Restated Chief Compliance Officer Services Agreement dated September 11, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(84)
Amendment dated June 29, 2015 to PFO Services Agreement dated September 11, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

(85)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund .(43)

(86)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund .(43)

(87)	Fee Waiver Letter Agreement dated December 9, 2014 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund .(43)

(88)
Fee Waiver Letter Agreement dated June 10, 2015 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds (filed herewith).

(89)
Fee Waiver Letter Agreement dated December 9, 2014 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the ALPS|CoreCommodity Management CompleteCommodities Strategy Fund .(43)

(90)
Fee Waiver Letter Agreement dated December 9, 2014 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income and RiverFront Conservative Income Funds.(43)

(91)	Fee Waiver Letter Agreement dated December 9, 2014 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(43)

(92)	Fee Waiver Letter Agreement dated June 11, 2013 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(37)

(93)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund. (43)

(94)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and ALPS Advisors, Inc. with respect to the ALPS Real Asset Income Fund. (43)

(95)
Transfer Agency Annual Account Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(28)

(96)	Form of License Agreement among Registrant, ALPS Advisors, Inc., Kotak Mahindra Bank Limited and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(17)

(97)
Fee Waiver Letter Agreement dated June 10, 2015 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Emerging Opportunities Fund and Grandeur Peak Global Reach Fund. (filed herewith)

(98)	Fee Waiver Letter Agreement dated August 31, 2013 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(37)

	(99)	Fee Waiver Letter Agreement dated August 12, 2015 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund (filed herewith).

(100)
Fee Waiver Letter Agreement dated June 10, 2015 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund, the Emerald Growth Fund and the Emerald Insights Fund (filed herewith).

(101)
Fee Waiver Letter Agreement dated June 10, 2015 between Hanson McClain Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund. (filed herewith)

	(102)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and Westport Resources Management, Inc. with respect to the ALPS/Westport Resources Hedged High Income Fund. (43)

	(103)	Fee Waiver Letter Agreement dated June 30, 2014 between Registrant and Sterling Wealth Management Group, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

	(104)	Fee Waiver Letter Agreement dated June 26, 2015 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Small Cap Value Fund.(filed herewith)

(105)
Fee Waiver Letter Agreement dated June 29, 2015 between Registrant and Grandeur Peak Global Advisors LLC with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

	(106)	Fee Waiver Letter Agreement dated July 10, 2015 among Registrant, ALPS Advisors, Inc. and Metis Global Partners, LLC with respect to the ALPS/Metis Global Micro Cap Fund (46).

(107)
Fee Waiver Letter Agreement dated _____, 2015 among Registrant, ALPS Advisors, Inc. and Ellington Global Asset Management, LLC with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(i)

(1)
Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Vulcan Value Partners Fund, Vulcan Value Partners Small Cap Fund, Aspen Managed Futures Commodity Strategy, The Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance, Emerald Growth Fund, Emerald Insights Fund, Pathway Advisors Conservative, Pathway Advisors Aggressive Growth and Stonebridge Small-Cap Growth Funds (filed herewith).

(2)
Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to ALPS/Red Rocks Listed Private Equity, ALPS/WMC Research Value, Clough China, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Index, ALPS Real Asset Income Fund, ALPS/Westport Resources Hedged High Income and ALPS/Sterling ETF Tactical Rotation Funds.(43)

	(3)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to Emerald Small Cap Value Fund.(44)

	(4)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

	(5)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant with respect to the ALPS/Metis Global Micro Cap Fund (46).

	(6)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant with respect to the Ellington Credit Income Fund (to be filed by subsequent amendment).

(j)

(1)
Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the ALPS/Red Rocks Listed Private Equity, ALPS/WMC Research Value, Clough China, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Index, ALPS Real Asset Income, ALPS/Westport Resources Hedged High Income and ALPS/Sterling ETF Tactical Rotation  Funds.(43)

(2)
Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the Vulcan Value Partners Fund, Vulcan Value Partners Small Cap, Aspen Managed Futures Commodity Strategy, The Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Grandeur Peak Global Reach, Grandeur Peak Emerging Markets Opportunities, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance, Emerald Growth Fund, Emerald Insights Fund, Pathway Advisors Conservative, Pathway Advisors Aggressive Growth and Stonebridge Small-Cap Growth Funds (filed herewith).

(k)	None.

(l)	Form of Share Purchase Agreement with respect to the Registrant.(14)

(m)

(1)
Amended Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund, ALPS/Westport Resources Hedged High Income Fund,  ALPS/Sterling ETF Tactical Rotation Fund,  ALPS/Metis Global Micro Cap Fund and Ellington Credit Income Fund, Class A (46).

(2)
Amended Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund, ALPS/Westport Resources Hedged High Income Fund,  ALPS/Sterling ETF Tactical Rotation Fund, ALPS/Metis Global Micro Cap Fund, and Ellington Credit Income Fund, Class C. (46)

	(3)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, Class R.(36)

	(4)	Distribution and Services Plan – RiverFront Global Growth Fund, Investor Class.(36)

(5)
Amended Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund and ALPS/Westport Resources Hedged High Income Fund, ALPS/Sterling ETF Tactical Rotation Fund, ALPS/Metis Global Micro Cap Fund and Ellington Credit Income Fund, Class A (46).

(6)
Amended Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund and ALPS/Westport Resources Hedged High Income Fund, ALPS/Sterling ETF Tactical Rotation Fund, ALPS/Global Micro Cap Fund, and Ellington Credit Income Fund, Class C (46).

	(7)	Distribution and Services Plan – Aspen Managed Futures Strategy Fund, Class A.(20)

(8)
Amended Distribution and Services Plan – Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund, Investor Class.(45)

(9)	Distribution and Services Plan – Redmont Resolute Fund I, Class A.(25)

(10)	Shareholder Services Plan – Redmont Resolute Fund I, Class A.(25)

(11)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Investor Class.(26)

(12)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Institutional Class.(26)

(13)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class A.(23)

(14)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(15)	Distribution and Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

(16)	Distribution and Services Plan – Emerald Growth Fund, Class A.(23)

(17)	Distribution and Services Plan – Emerald Growth Fund, Class C.(23)

(18)	Distribution and Services Plan – Emerald Growth Fund, Investor Class.(23)

(19)	Distribution and Services Plan – Emerald Insights Fund, Class A.(41)

(20)	Distribution and Services Plan – Emerald Insights Fund, Class C. (41)

(21)	Distribution and Services Plan – Emerald Insights Fund, Investor Class. (41)

(22)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class A.(filed herewith)

(23)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class C.(filed herewith)

(24)	Distribution and Services Plan – Emerald Small Cap Value Fund, Investor Class.(filed herewith)

(25)	Shareholder Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(26)	Shareholder Services Plan – Emerald Banking and Finance Fund, Institutional Class.(23)

(27)	Shareholder Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

(28)	Shareholder Services Plan – Emerald Growth Fund, Class C.(23)

(29)	Shareholder Services Plan – Emerald Growth Fund, Institutional Class.(23)

(30)	Shareholder Services Plan – Emerald Growth Fund, Investor Class.(23)

(31)	Shareholder Services Plan – Emerald Insights Fund, Class C. (41)

	(32)	Shareholder Services Plan – Emerald Insights Fund, Institutional Class. (41)

	(33)	Shareholder Services Plan – Emerald Insights Fund, Investor Class. (41)

	(34)	Shareholder Services Plan – Emerald Small Cap Value Fund, Class C.(filed herewith)

	(35)	Distribution and Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(36)	Shareholder Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(n)

(1)
Amended Rule 18f-3 Plan – ALPS/Red Rocks Listed Private Equity, ALPS/WMC Research Value (f/k/a ALPS/WMC Disciplined Value Fund), Clough China, ALPS|CoreCommodity Management CompleteCommodities Strategy, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth and ALPS/Alerian MLP Infrastructure, ALPS Real Asset Income and ALPS/Westport Resources Hedged High Income, ALPS/Sterling ETF Tactical Rotation, ALPS/Metis Global Micro Cap and Ellington Credit Income Funds (46).

	(2)	Rule 18f-3 Plan – Aspen Managed Futures Strategy Fund.(20)

(3)
Amended Rule 18f-3 Plan - Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Micro Cap Fund.(45)

	(4)	Rule 18f-3 Plan – Redmont Resolute Fund I.(25)

	(5)	Rule 18f-3 Plan – Seafarer Overseas Growth and Income Fund.(26)

	(6)	Amended Rule 18f-3 Plan – Emerald Banking and Finance Fund, Emerald Growth Fund and Emerald Insights Fund. (41)

	(7)	Amended Rule 18f-3 Plan – Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund and Emerald Small Cap Value Fund.(filed herewith)

(o)

(p)

	(1)	Code of Ethics for Registrant, revised as of March 13, 2006.(2)

	(2)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Distributors, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of December 19, 2014.(45)

	(3)	Code of Ethics for Red Rocks Capital LLC as of December 31, 2008, as amended.(6)

(4)	Code of Ethics for Wellington Management Company, LLP as of August 1, 2013.(43)

(5)	Code of Ethics for Clough Capital Partners LP as of May 2, 2007.(7)

(6)	Code of Ethics for Vulcan Value Partners, LLC as of October 15, 2009.(11)

(7)	Code of Ethics for CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC).(12)

(8)	Code of Ethics for RiverFront Investment Group, LLC.(15)

(9)	Code of Ethics for Kotak Mahindra (UK) Limited.(17)

(10)	Code of Ethics for Aspen Partners Ltd.(20)

(11)	Code of Ethics for Disciplined Growth Investors, Inc.(19)

(12)	Code of Ethics for Grandeur Peak Global Advisors, LLC.(22)

(13)	Code of Ethics for Highland Associates, Inc.(25)

(14)	Code of Ethics for Seafarer Capital Partners, LLC.(26)

(15)	Code of Ethics for Emerald Mutual Fund Advisers Trust.(23)

(16)	Code of Ethics for Hanson McClain, Inc. (27)

(17)	Code of Ethics for Stonebridge Capital Management, Incorporated as of July 10, 2014 (42).

(18)	Code of Ethics for Deutsche Asset Management – US (includes RREEF America LLC).(38)

(19)	Code of Ethics for Robeco Investment Management, Inc.(37)

(20)	Code of Ethics for Turner Investments L.P.(37)

(21)	Code of Ethics for Westport Resources Management, Inc.(39)

(22)	Code of Ethics for Concise Capital Management, LP.(39)

(23)	Code of Ethics for Amundi Smith Breeden LLC.(39)

(24)	Code of Ethics for Sound Point Capital Management, L.P.(39)

(25)	Code of Ethics for Sterling Wealth Management, Inc.(40)

(26)	Code of Ethics for Metis Global Partners, LLC (46).

(27)	Code of Ethics for Ellington Global Asset Management, LLC (to be filed by subsequent amendment).

(q)

	(1)	Power of Attorney dated September 11, 2012.(29)

	(2)	Power of Attorney dated August 7, 2015. (filed herewith)

(1)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)	Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(3)	Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
(4)	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(5)	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
(6)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 12, 2009.
(7)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on August 20, 2009.
(8)	Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
(9)	Incorporated by reference to the Post-Effective Amendment No. 41 to Registrant’s Registration Statement filed on September 29, 2009.
(10)	Incorporated by reference to the Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on October 13, 2009.
(11)	Incorporated by reference to the Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on December 29, 2009.
(12)	Incorporated by reference to the Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on June 15, 2010.
(13)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 25, 2010.
(14)	Incorporated by reference to the Post-Effective Amendment No. 57 to Registrant’s Registration Statement filed on June 30, 2010.
(15)	Incorporated by reference to the Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on July 30, 2010.
(16)	Incorporated by reference to the Post-Effective Amendment No. 62 to Registrant’s Registration Statement filed on August 30, 2010.
(17)	Incorporated by reference to the Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on January 28, 2011.
(18)	Incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011.
(19)	Incorporated by reference to the Post-Effective Amendment No. 75 to Registrant’s Registration Statement filed on July 13, 2011.

(20)	Incorporated by reference to the Post-Effective Amendment No. 77 to Registrant’s Registration Statement filed on August 1, 2011.
(21)	Incorporated by reference to the Post-Effective Amendment No. 80 to Registrant’s Registration Statement filed on August 29, 2011.
(22)	Incorporated by reference to the Post-Effective Amendment No. 82 to Registrant’s Registration Statement filed on September 22, 2011.
(23)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on December 23, 2011.
(25)	Incorporated by reference to the Post-Effective Amendment No. 88 to Registrant’s Registration Statement filed on December 29, 2011.
(26)	Incorporated by reference to the Post-Effective Amendment No. 90 to Registrant’s Registration Statement filed on January 30, 2012.
(27)	Incorporated by reference to the Post-Effective Amendment No. 97 to Registrant’s Registration Statement filed on July 24, 2012.
(28)	Incorporated by reference to the Post-Effective Amendment No. 99 to Registrant’s Registration Statement filed on August 28, 2012.
(29)	Incorporated by reference to the Post-Effective Amendment No. 102 to Registrant’s Registration Statement filed on October 5, 2012.
(30)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on November 19, 2012.
(31)	Incorporated by reference to the Post-Effective Amendment No. 104 to Registrant’s Registration Statement filed on November 29, 2012.
(32)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registrant’s Form N-14 Registration Statement filed by the Registrant on December 19, 2012.
(33)	Incorporated by reference to the Post-Effective Amendment No. 107 to Registrant’s Registration Statement filed on December 28, 2012.
(34)	Incorporated by reference to the Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on March 29, 2013.
(35)	Incorporated by reference to the Post-Effective Amendment No. 113 to Registrant’s Registration Statement filed on May 1, 2013.
(36)	Incorporated by reference to the Post-Effective Amendment No. 114 to Registrant’s Registration Statement filed on May 15, 2013.
(37)	Incorporated by reference to the Post-Effective Amendment No. 118 to Registrant’s Registration Statement filed on August 28, 2013.
(38)	Incorporated by reference to the Post-Effective Amendment No. 125 to Registrant’s Registration Statement filed on November 27, 2013.
(39)	Incorporated by reference to the Post-Effective Amendment No. 127 to Registrant’s Registration Statement filed on December 19, 2013.
(40)	Incorporated by reference to the Post-Effective Amendment No. 131 to Registrant’s Registration Statement filed on June 30, 2014.
(41)	Incorporated by reference to the Post-Effective Amendment No. 134 to Registrant’s Registration Statement filed on July 30, 2014.
(42)	Incorporated by reference to the Post-Effective Amendment No. 136 to Registrant’s Registration Statement filed on August 28, 2014.
(43)	Incorporated by reference to the Post-Effective Amendment No. 139 to Registrant’s Registration Statement filed on February 27, 2015.

(44)	Incorporated by reference to the Post-Effective Amendment No. 146 to Registrant’s Registration Statement filed on June 9, 2015.
(45)	Incorporated by reference to the Post-Effective Amendment No. 148 to Registrant’s Registration Statement filed on June 29, 2015.
(46)	Incorporated by reference to the Post-Effective Amendment No. 150 to Registrant’s Registration Statement filed on July 10, 2015.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

None.

Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (e)(6) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.  The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Advisers and SubAdvisers.

ALPS ADVISORS, INC.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director	See Trustee and Officer Table in SAI	Fund Servicing
Thomas A. Carter	President, Director	President and Director, ALPS Portfolio Solutions Distributor, Inc., Executive Vice President and Director, ALPS Fund Services, Inc. and ALPS Distributors, Inc. and Director, ALPS Holdings, Inc.	Fund Servicing
Jeremy O. May	Executive Vice President, Director	President and Director, ALPS Distributors, Inc., Executive Vice President and Director, ALPS Portfolio Solutions Distributor, Inc. and Director, ALPS Holdings, Inc.	Fund Servicing
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	Senior Vice President CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Senior Vice President, Chief Technology Officer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Aisha J. Hunt	Sr. Vice Pres., General Counsel and Asst. Secretary	Sr. Vice Pres., General Counsel and Asst. Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing

Eric T. Parsons	Vice President, Controller, Assistant Treasurer
Vice President, Corporate Controller, ALPS Holdings, Inc., and Vice President, Controller, Assistant Treasurer ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.
Fund Servicing
Patrick Buchanan	Vice President, Advisory Operations	Not Applicable	Not Applicable
Randall D. Young**	Secretary	Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Douglas W. Fleming**	Assistant Treasurer	Assistant Treasurer, ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	Vice President, Treasurer and Assistant Treasurer ALPS Holdings, Inc., ALPS Distributors, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Jeremy Held	Senior Vice President, Director of Research		Fund Servicing
William R. Parmentier, Jr.	Senior Vice President, Director of Research		Fund Servicing
Michael Akins	Senior Vice President, Index Management		Fund Servicing
Troy A. Duran	Senior Vice President, Chief Financial Officer		Fund Servicing
Erin D. Nelson	Senior Vice President, Chief Compliance Officer		Fund Servicing
Mark T. Haley	Vice President		Fund Servicing
Wyck Brown	Senior Vice President		Fund Servicing
Dennis P. Emanuel	Director of ETF and Closed-End Fund Strategy		Fund Servicing
Hilary Quinn	Vice President		Fund Servicing
JoEllen L. Legg	Vice President, Assistant General Counsel		Fund Servicing
Abigail J. Murray	Vice President, Senior Counsel		Fund Servicing
Andrea E. Kuchli	Vice President, Senior Counsel		Fund Servicing
Jennifer Craig	Assistant Vice President		Fund Servicing
*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	The principal business address for Messrs. Young, Givens, Fleming and Dixon is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

RED ROCKS CAPITAL LLC

Name*	Position with Red Rocks Capital LLC	Other Business Connections	Type of Business
Adam Goldman	Managing Director	Not Applicable	Not Applicable
Mark Sunderhuse	Managing Director	Not Applicable	Not Applicable
Matt Luoma	Chief Compliance Officer	Not Applicable	Not Applicable
*	The principal business address for each of the Red Rocks Capital LLC representatives is: 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401.

WELLINGTON MANAGEMENT COMPANY LLP

Business And Other Connections Of Officers And Directors Of Registrant’s Investment Subadviser, Wellington Management Company LLP (“Wellington Management”).

The principal business address of Wellington Management Company LLP is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management Company LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company LLP, the Fund’s investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

CLOUGH CAPITAL PARTNERS, LP

Name*	Position with Clough Capital Partners LP	Other Business Connections	Type of Business
Charles I. Clough, Jr.	Partner, Chief Executive Officer, Portfolio Manager	Not Applicable	Not Applicable
James E. Canty	Partner, Portfolio Manager	Not Applicable	Not Applicable
Eric A. Brock	Partner, Portfolio Manager	Not Applicable	Not Applicable
Daniel J. Gillis	Chief Compliance Officer	Not Applicable	Not Applicable
John A. Ritacco	Chief Financial Officer	Not Applicable	Not Applicable
*	The principal business address for each of the Clough Capital Partners LP representatives is: One Post Office Square, 40th Floor, Boston, Massachusetts 02109.

VULCAN VALUE PARTNERS LLC

Name*	Position with Vulcan Value Partners	Other Business Connections	Type of Business
C.T. Fitzpatrick	Chief Executive Officer, Chief Investment Officer	Current - Chairman of the Board, Green Co. (Montgomery, Alabama)	Real Estate
Bruce Donnellan	Principal	Former - Acquisition Manager, Southern Power Company (Birmingham, Alabama)	Public Utility
Adam McClain	Principal / President	Former - First Vice President, Private Wealth Management Group, Sun Trust Bank (Memphis, Tennessee)	Financial Services
Hampton McFadden	Principal	Director of Republic Capital Access (Washington D.C.) Former - Director of Republic Capital Access (Washington D.C.), Co-Founder, CEO, and General Counsel of Republic Capital Access (Washington D.C.)	Financial Services
Richard Davis	Principal/ Chief Operating Officer/ Chief Financial Officer	Harbert Management Corporation (Birmingham, AL)	Financial Services
*	The principal business address for each of the Vulcan Value Partners, LLC representatives is: 2801 Highway 280 South, Suite 300, Birmingham, AL 35223.

CORECOMMODITY MANAGEMENT, LLC (F/K/A JEFFERIES ASSET
MANAGEMENT, LLC)

Name*	Position with CoreCommodity Management, LLC	Other Business Connections	Type of Business
Adam C. De Chiara	Co-President	None	N/A
Bradford L. Klein	Co-President	None	N/A
Andrew R. Kaplan	Executive Vice President, General Counsel and Secretary	None	N/A
Todd A. Streichler	Director of Finance	None	N/A
Michael S. Kaplan	Director of Operations	None	N/A
Michael S. Sheehy	Senior Vice President and Chief Compliance Officer	None	N/A
*	The principal business address for each of the CoreCommodity Management, LLC representatives is: 680 Washington Boulevard, 11th Floor, Stamford, Connecticut 06901..

RIVERFRONT INVESTMENT GROUP, LLC

Name*	Position with RiverFront Investment Group, LLC	Other Business Connections	Type of Business
Paul Michael Jones, CFA	Chairman & Chief Investment Officer	Chairman of Finance Committee for Maggie Walker Governor’s School	Non-profit foundation
Rod Smyth	Chief Investment Strategist	Virginia Retirement System (VRS) – Chairman, Investment Advisory Committee	Financial Services
Doug Sandler, CFA	Chief U.S. Equity Officer	None	N/A
Peter J. Quinn, Jr.	President & Chief Operating Officer	ResQd LLC/Advisor-LLC Member	LLC
Karrie Southall, CIPM	Chief Compliance Officer and Director of Operations & Trading	None	NA
Timothy Anderson, CFA	Chief Fixed Income Officer	None	N/A
Samuel Turner, CMT	Director of US Equity	None	N/A
Paul Louie	Director of US Equity	None	N/A
Adam Grossman, CFA	Chief Global Equity Officer	None	NA
William Ryder, CFA, CMT	Director of Risk Management	None	N/A
Chris Konstantinos, CFA	Director of International Portfolio Management	None	N/A
Kevin Nicholson	Chief Risk Officer	None	NA
Deva Meenakshisundaram, FRM	Chief of Quantitative Analytics	None	NA
Rebecca Felton	Director of Portfolio Risk Management	None	N/A
Rob Glownia	Fixed Income Analyst	None	N/A
*	The principal business address for each of the RiverFront representatives is: 1214 East Cary Street, Richmond, VA 23219.

KOTAK MAHINDRA (UK) LTD.
EXECUTIVE DIRECTORS

Name*	Position with Kotak- Mahindra	Other Business Connections	Type of Business
Abhishek Bhalotia	Director, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable
Ruchit Puri	Director, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable
*	The principal business address for Kotak-Mahindra (UK) Ltd. is: 8[h] Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom. The branches have a local address.

ASPEN PARTNERS, LTD.

Name*	Position with Aspen Partners, Ltd.	Other Business Connections	Type of Business
Bryan R. Fisher	Managing Partner	None	N/A
William Ware Bush	Partner	None	N/A
Brian E. Broadway	Chief Operating Officer	None	N/A
Davis Vick	Chief Compliance Officer	None	N/A
Deborah Terry	Chief Financial Officer	None	N/A
*	The principal business address for each of the Aspen Partners Ltd. representatives is: 9 East Franklin Street, Richmond, VA 23103.

DISCIPLINED GROWTH INVESTORS INC.

Name*	Position with Disciplined Investors, Inc.	Other Business Connections	Type of Business
Fred Martin	Director and President	Compass Investors LP – Special Limited Partner Navigator Investors, LP – Managing General Partner	Financial Services Financial Services
Rob Nicoski	Portfolio Manager	None	N/A
Scott Link	Portfolio Manager	None	N/A
*	The principal business address for each of Disciplined Growth Investors, Inc. representatives is: Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402.

GRANDEUR PEAK GLOBAL ADVISORS, LLC

Name*	Position with Grandeur Peaks Global Advisors, LLC	Other Business Connections	Type of Business
Robert Thatcher Gardiner	Chief Executive Officer, Director
Manager
Gardiner Investments, LLC
4247 Camille St.
Salt Lake City, UT 84124

Director (“Board of Managers”)
Gardiner Properties, LLC
1075 East 2100 South
Salt Lake City, Utah 84106

Director
Animal Reference Pathology
525 E 4500 S #200
 Salt Lake City, UT 84107
Investment holding company Real estate development company Veterinary lab testing
Blake Harold Walker	Chief Investment Officer, Executive Vice President, Director	None	N/A
Eric W. Huefner	President, Chief Operating Officer, Chief Compliance Officer, Director	None	N/A
*	The principal business address for each of Grandeur Peak Global Advisors, LLC representatives is: 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101.

HIGHLAND ASSOCIATES, INC.

Name*	Position with Highland Associates, Inc.	Other Business Connections	Type of Business
William A. Terry	Founder and Partner	Protective Life Corporation (Birmingham, AL) Highland Information Services, Inc. (Birmingham, AL)	Insurance Investments
Charles D. Perry, Jr.	Founder and Partner	Highland Strategies, LLC (Birmingham, AL) Highland Information Services, Inc. (Birmingham, AL)	Investments Investments
Jack W. Echols, III	President & Chief Executive Officer	N/A	N/A
Susan L. Padgett	Shareholder	N/A	N/A
R. Scott Graham	Chief Investment Officer, Principal and Shareholder	N/A	N/A
Michael T. Lytle	Principal and Shareholder	N/A	N/A
Paige B. Daniel	Principal and Shareholder	N/A	N/A
Hunter W. Craig	Director of Manager Research and Shareholder	N/A	N/A
J. Michael Thomas	Consultant and Shareholder	N/A	N/A
Scott W. Sealock	Financial Analyst and Shareholder	N/A	N/A
*	The principal business address for each of the Highland Associates, Inc. representatives is: 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478.

SEAFARER CAPITAL PARTNERS, LLC

Name*	Position with Seafarer Capital Partners, LLC	Other Business Connections	Type of Business
Andrew T. Foster	Managing Member, Chief Executive Officer, Chief Investment Officer	N/A	N/A
Michelle M. Foster	Managing Member, President, Chief Financial Officer,	N/A	N/A
Kate Jaquet	Compliance Officer	N/A	N/A
*	The principal business address for each of the Seafarer Capital Partners, LLC representatives is 700 Larkspur Landing Circle, Suite #105, Larkspur, CA 94939.

EMERALD MUTUAL FUNDS ADVISERS TRUST

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Kenneth Mertz	President, Chief Investment Officer and Portfolio Manager	President, Portfolio Manager (since 1/1/92) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Daniel Moyer	Executive Vice President
Executive Vice President,
Managing Director (since
10/1/1992) and Assistant Secretary
Emerald Advisers, Inc.
3175 Oregon Pike
Leola, PA 17540

Managing Director (since
5/24/2011)
Emerald Fixed-Income
Advisers, LLC
3175 Oregon Pike
Leola, PA 17540

Managing Director (since 8/7/2009), Secretary and Treasurer
Emerald Separate Account Management, LLC
3175 Oregon Pike
 Leola, PA 17540
Investment adviser Investment adviser Investment adviser

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business

Executive Vice President, Secretary and Treasurer
Emerald Asset Management, Inc.
3175 Oregon Pike
Leola, PA 17540

Executive Vice President
Emerald Direct Lending Advisers, LLC
3175 Oregon Pike
 Leola, PA 17540
Holding company Investment adviser
James Meehan	Chief Compliance Officer
Chief Compliance Officer
(since 5/1/2009)
Emerald Advisers, Inc.
3175 Oregon Pike
Leola, PA 17540

Chief Compliance Officer
(since 8/7/2009)
Emerald Separate Account
Management, LLC
3175 Oregon Pike
Leola, PA 17540

Chief Compliance Officer
(since 2/1/2006)
Emerald Fixed Income Advisers
3175 Oregon Pike
 Leola, PA 17540
Investment adviser Investment adviser Investment adviser
Stacy Sears	Senior Vice President, Secretary and Portfolio Manager	Senior Vice President, Portfolio Manager (since 10/1/1992) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Steven Russell, Esq.	Portfolio Manager, Emerald Banking and Finance Fund	Senior Research Analyst, Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540 Portfolio Manager Emerald Direct Lending Advisers, LLC 3175 Oregon Pike Leola, PA 17540	Investment adviser Investment adviser

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Joseph Garner	Senior Vice President, Portfolio Manager, Emerald Growth Fund Associate Portfolio Manager, Emerald Insights Fund	Vice President Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540 Assistant Secretary Emerald Asset Management, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser Holding company
David Volpe, CFA	Portfolio Manager, Emerald Insights Fund	Deputy Chief Investment Officer, Portfolio Manager, Managing Director Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Stephen Amsterdam	Associate Portfolio Manager, Emerald Insights Fund	Senior Research Analyst, Associate Portfolio Manager Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
*	The principal business address for each of the Emerald Mutual Funds Advisers Trust representatives is 3175 Oregon Pike, Leola, PA 17540.

HANSON MCCLAIN, INC.

Name*	Position with Hanson McClain Strategic Advisors, Inc.	Other Business Connections	Type of Business
Scott T. Hanson	Co-Owner	Hanson McClain Group 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Holding Company
	Co-CEO	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	Co-CEO	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser

Patrick C. McClain	Co-Owner	Hanson McClain Group 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Holding Company
	Co-CEO	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	Co-CEO	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
Matthew E. Russell	CFO	Hanson McClain Group 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Holding Company
	CFO	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	CFO	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
Corey C. Gamble	Chief Compliance Officer	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	Chief Compliance Officer	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
David W. Schauer	Financial Advisor	Hanson McClain Advisors 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
	Registered Representative	Hanson McClain Retirement Network 8775 Folsom Blvd. Suite 100 Sacramento, CA 95826	Investment Adviser
*	The principal business address for each of the Hanson McClain, Inc. representatives is 8775 Folsom Blvd. Suite 100, Sacramento, CA 95826.

STONEBRIDGE CAPITAL MANAGEMENT, INC.

Name*	Position with Stonebridge Capital Management, Inc.	Other Business Connections	Type of Business
Richard C. Barrett	Chief Executive Officer, President, Managing Director	President and Chairman of the Board, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Debra L. Newman	Chief Compliance Officer, Executive Vice President, Secretary, Chief Financial Officer, Managing Director	Vice President, Treasurer, and Chief Compliance Officer, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Matthew W. Markatos	Executive Vice President, Managing Director	Vice President, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Karen H. Parris	Executive Vice President, Managing Director	None	N/A
*	The principal business address for each of the Stonebridge Capital Management, Inc. representatives is 1801 Century Park East, Suite 1800, Los Angeles, CA 90067.

ROBECO INVESTMENT MANAGEMENT, INC.

Name*	Position with Robeco Investment Management, Inc.	Other Business Connections	Type of Business
Mark E. Donovan	Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc.	Investment Advisory

Joseph F. Feeny, Jr.	Co-Chief Executive Officer and Chief Executive Officer	(1) Robeco US Holding, Inc. (2) Robeco Trust Company	(1) Holding company (2) Non-depository trust company
William George Butterly, III	Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	(1) Robeco Institutional Asset Management US Inc. (2) Robeco Securities, L.L.C. (3) Robeco Trust Company (4) RobecoSAM USA, Inc. (5) Robeco Boston Partners (UK) Limited	(1) Investment Advisory (2) Broker-Dealer (3) Non-depositary Trust Company (4) Investment Advisory (5) Private Limited Company (UK)
Matthew J. Davis	Senior Managing Director, Treasurer & Chief Financial Officer	(1) Robeco Institutional Asset Management US Inc. (2) Robeco Securities, L.L.C. (3) Robeco Trust Company (4) Robeco Boston Partners (UK) Limited	(1) Investment Advisory (2) Broker-Dealer (3) Non-depositary Trust Company (5) Private Limited Company (UK)
Roderick Munsters	Director	Robeco Groep N.V.	Investment Advisory
Leni M. Boeren	Director	(1) Robeco Groep N.V. (2) Robeco Institutional Asset Management B.V. (3) RobecoSAM AG (4) RobecoSAM USA, Inc	(1) Investment Advisory (2) Investment Advisory (Netherlands) (3)Investment Advisory (Switzerland) (4) Investment Advisory
Martin Mlynar	Director	(1) Corestone Investment Managers AG (2) Source Capital AG (3 Source Capital Holding AG	(1) Investment Advisory (2) Investment Advisory (Switzerland) (3)
*	The principal business address for each of the executive officers is One Beacon Street, 30th Floor, Boston, MA 02108.

PINEBRIDGE INVESTMENTS, LLC

Name*	Position with Turner Investments, L.P.	Other Business Connections	Type of Business
George Horning
1) Applico
2) Forester Research
3) Gordon A. Rich Foundation
4) Lowekey Media
5) Next Line Manufacturing, Inc.
6) Grow NYC
7) Locus Investment Fund I, L.P.
8) Holton Farms
9) Brattle Foods Private Ltd.
10) Riverkeeper
 11) Unity Life Insurance Comp

1) Mobile Apps Company Designer/Programmer
2) Technology Research Public Company
3) Not-for-Profit
4) Mobile App Developer
5) 3D Manufacturing Co.
6) Not-for-Profit
7) Hedge Fund
8) Farm Products Grower
9) Cold Storage company (India)
10) Not-for-Profit
 11) Insurance Company

Rajesh Swaminathan		None	N/A
Michael Verge		None	N/A
John H. Blevins		None	N/A
David Kolker		None	N/A

WESTPORT RESOURCES MANAGEMENT, INC.

Name*	Position with Westport Resources Management, Inc.	Other Business Connections	Type of Business
John Adams Vaccaro	CEO, CFO, Board of Directors	None	N/A
Cynthia Cobitt Vaccarro	Board of Directors	None	N/A
Wesley Brimmer Tyler	Board of Directors	None	N/A
Joseph Anthony Tatusko	Chief Investment Officer	None	N/A
Jolyon Fox Stern	Board of Directors	None	N/A
Jeffrey Spencer Sargent	Chief Compliance Officer	None	N/A
*	The principal business address for each of the principal executive officers is 55 Greens Farms Road, Westport, Connecticut 06880.

SOUND POINT CAPITAL MANAGEMENT, L.P.

Name*	Position with Sound Point Capital Management, L.P.	Other Business Connections	Type of Business
Stephen Jerome Ketchum	CEO	None	N/A
Kevin Peter Gerlitz	CFO, Chief Compliance Officer	None	N/A
*	The principal business address for each of the principal executive officers is 375 Park Avenue, 25th floor, New York, NY 10152.

CONCISE CAPITAL MANAGEMENT, LP

Name*	Position with Concise Capital Management, LP	Other Business Connections	Type of Business
Glenn Scott Koach	Limited Partner	None	N/A
Thomas Peter Krasner	Limited Partner	None	N/A
*	The principal business address for each of the principal executive officers is 1111 Brickell Avenue, Suite 2170, Miami, FL 33131.

AMUNDI SMITH BREEDEN LLC

Name*	Position with Amundi Smith Breeden LLC	Other Business Connections	Type of Business
Stephen Alcuin Eason	Director/Executive Vice President/Director of Marketing and Client Service	None	N/A
Michael Jospeh Giarla	Director/Chairman/President/Chief Executive Officer	None	N/A
Douglas Tower Breeden	Chairman Emeritus	None	N/A
Eugene Flood	Shareholder	None	N/A
Lewis Turlington Jester	Director	None	N/A
Daniel C. Dektar	Principal/Chief Investment Officer	None	N/A
Timothy Durrett Rowe	Director/Principal	None	N/A
John Barker Sprow	Director/Executive Vice President/Chief Risk Officer	None	N/A
Amy Carol Arganbright	Principal/Director of Securities Operations & Technology	None	N/A
Jennifer P. Miller	Principal/Chief Financial Officer/Assistant Secretary	None	N/A
Daniel Rothschild Adler	Director/Executive Vice President/Director of the Investment Management Group	None	N/A
Carl D. Bell	Director/Principal	None	N/A
Aimee Kathryn Harmelink	Principal/Chief Compliance Officer/Secretary	None	N/A
*	The principal business address for each of the principal executive officers is 280 South Mangum Street, Suite 301, Durham, NC 27701.

STERLING WEALTH MANAGEMENT GROUP, INC.

Name*	Position with Sterling Wealth Management Group, Inc.	Other Business Connections	Type of Business
Michael S. Haig	Managing Member Chief Executive Officer	None	N/A
Gregory J. Carroll	Managing Member Chief Compliance Officer	None	N/A
Mark W. Eicker	Managing Member Chief Investment Officer	None	N/A
*	The principal business address for each of the principal executive officers is 1108 Aston Avenue, Suite 245, Carlsbad, California 92008.

METIS GLOBAL PARTNERS, LLC

Name*	Position with Metis Global Partners, LLC	Other Business Connections	Type of Business
Machel L. Allen	Managing Member, President, Chief Investment Officer	Senior Quantitative Analyst Brandes Investment Partners 11988 El Camino Real, Suite 600 San Diego, CA 92130	Registered investment adviser
Irina Gorokhov	Member, Research Analyst	Quantitative Analyst Brandes Investment Partners 11988 El Camino Real, Suite 600 San Diego, CA 92130	Registered investment adviser
Nicholas R. Magnuson	Member, Senior Research Analyst	Quantitative Analyst Brandes Investment Partners 11988 El Camino Real, Suite 600 San Diego, CA 92130	Registered investment adviser
*	The principal business address for each of the principal executive officers is 11988 El Camino Real, San Diego, California 92130.

ELLINGTON GLOBAL ASSET MANAGEMENT, LLC

The principal business address of Ellington Global Asset Management, LLC is 53 Forest Avenue, Old Greenwich, Connecticut 06870. During the last two fiscal years, no partner of Ellington Global Asset Management, LLC, the Fund’s investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than the investment management and broker-dealer business undertaken by Ellington Global Asset Management, LLC,  its investment advisory affiliates, and its broker-dealer affiliate, Tod’s Point Capital LLC, located at 53 Forest Avenue, Old Greenwich, Connecticut 06870, with the exception of John Geanakoplos, a Managing Director of Ellington Global Asset Management, LLC, who serves as a professor at Yale University, located in New Haven, Connecticut.

Item 32.  Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds,  DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, ETFS Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, ISI Strategy Fund, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Managed Municipal Fund, North American Government Bond Fund, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, PowerShares QQQ 100 Trust Series 1, Reality Shares EFT Trust, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

ALPS Portfolio Solutions Distributor, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Investment Trust and Select Sector SPDR Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Portfolio Solutions Distributor, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	See Trustee and Officer Table in SAI
Jeremy O. May	Executive Vice President, Director	None
Thomas A. Carter	President, Director	None
Bradley J. Swenson	Senior Vice President	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Daniel Dolan	Senior Vice President	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Terence Digan	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None

James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Givens, Young and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	See Trustee and Officer Table in SAI
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None

Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President, PowerShares	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following offices: (1) ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (2) ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (3) Red Rocks Capital LLC, 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401; (4) Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; (5) Clough Capital Partners LP, One Post Office Square, 40th Floor, Boston, Massachusetts 02109; (6) Vulcan Value Partners, LLC, 2801 Highway 280 South, Suite 300, Birmingham, AL 35223; (7) CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC), The Metro Center, One Station Place, 3N, Stamford, Connecticut 06902; (8) RiverFront Investment Group, LLC, 1214 East Cary Street, Richmond, VA 23219; and (9) Kotak-Mahindra (UK) Ltd., 6th Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom; (10) Aspen Partners Ltd., 9 East Franklin Street, Richmond, VA 23103; (11) Disciplined Growth Investors, Inc., Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402; (12) Grandeur Peak Global Advisors, LLC, 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101; (13) Highland Associates, Inc., 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478; (14) Seafarer Capital Partners, LLC, 700 Larkspur Landing Circle, Suite #105, Larkspur, CA 94939; (15) Emerald Mutual Fund Advisers Trust, 3175 Oregon Pike, Leola, PA  17540; (16) Hanson McClain, Inc. 110 Woodmere Rd., Suite 250, Folsom, CA  95630; (17) Stonebridge Capital Management, Inc., 1801 Century Park East, Suite 1800, Los Angeles, CA 90067; (18) Robeco Investment Management, Inc., 909 Third Avenue, 32nd Floor, New York, New York 10022, (19) Turner Investments, L.P., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, (18) Westport Resources Management, Inc., 315 Post Road West, PO Box 3089, Westport, Connecticut 06880, (19) Sound Point Capital Management, L.P., 375 Park Avenue, 25th floor, New York, NY 10152, (20) Concise Capital Management LP, 1111 Brickell Avenue, Suite 2170, Miami, FL 33131, and (21)  Amundi Smith Breeden LLC, 280 South Magnum Street, Suite 301, Durham, NC 27701, (22) Sterling Wealth Management Group, Inc., 1108 Aston Avenue, Suite 245, Carlsbad, California 92008, (23) Metis Global Partners, LLC, 11988 El Camino Real, San Diego, California 92130, and (24) Ellington Global Asset Management, LLC, 53 Forest Avenue, Old Greenwich, Connecticut 06870.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 155 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on August 28, 2015.

FINANCIAL INVESTORS TRUST (Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	August 28, 2015
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	August 28, 2015
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	August 28, 2015
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	August 28, 2015
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	August 28, 2015
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	August 28, 2015
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	August 28, 2015
Kimberly R. Storms

*	Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated August 7, 2015 is filed herewith.

Aspen Futures Fund Ltd. has duly caused this Registration Statement of Financial Investors Trust, with respect only to information that specifically relates to Aspen Futures Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Atlanta, and State of Georgia, on August 28, 2015.

Aspen Futures Fund Ltd.
By:	/s/ Bryan Fisher
Bryan Fisher
Director

The Registration Statement of Financial Investors Trust, with respect only to information that specifically relates to Aspen Futures Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/s/ Bryan Fisher	Director	August 28, 2015
Bryan Fisher

/s/ Khalid Iton	Director	August 28, 2015
Khalid Iton

/s/ Kevin Solomon	Director	August 28, 2015
Kevin Solomon

Exhibits

(d) (43)	Amendment dated June 9, 2015 to Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Small Cap Value Fund

(e) (22)	Amendment dated June 9, 2015 to the Distribution Agreement dated March 16, 2012, between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the Emerald Small Cap Value Fund

(g) (20)	Amendment to Custodian Agreement dated June 29, 2015 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Small Cap Value Fund

(h) (28)	Amendment dated June 9, 2015 to Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund

(h) (54)	Amendment dated June 9, 2015 to Fund Accounting and Administration Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund

(h) (75)	Amendment dated June 9, 2015 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund

(h) (76)	Amendment dated June 9, 2015 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Small Cap Value Fund

(h) (88)	Fee Waiver Letter Agreement dated June 10, 2015 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds

(h) (97)	Fee Waiver Letter Agreement dated June 10, 2015 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Emerging Opportunities Fund and Grandeur Peak Global Reach Fund

(h) (99)	Fee Waiver Letter Agreement dated August 12, 2015 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund

(h) (100)	Fee Waiver Letter Agreement dated June 10, 2015 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund, the Emerald Growth Fund and the Emerald Insights Fund

(h) (101)	Fee Waiver Letter Agreement dated June 10, 2015 between Hanson McClain Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund

(h) (104)	Fee Waiver Letter Agreement dated June 26, 2015 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Small Cap Value Fund

(i) (1)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Vulcan Value Partners Fund, Vulcan Value Partners Small Cap Fund, Aspen Managed Futures Commodity Strategy, The Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance, Emerald Growth Fund, Emerald Insights Fund, Pathway Advisors Conservative, Pathway Advisors Aggressive Growth and Stonebridge Small-Cap Growth Funds.

(j) (2)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the Vulcan Value Partners Fund, Vulcan Value Partners Small Cap Fund, Aspen Managed Futures Commodity Strategy, The Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Grandeur Peak Global Reach Fund, Grandeur Peak Emerging Markets Opportunities Fund, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance, Emerald Growth Fund, Emerald Insights Fund, Pathway Advisors Conservative, Pathway Advisors Aggressive Growth and Stonebridge Small-Cap Growth Funds.

(m) (22)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class A

(m) (23)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class C

(m) (24)	Distribution and Services Plan – Emerald Small Cap Value Fund, Investor Class

(m) (34)	Shareholder Services Plan – Emerald Small Cap Value Fund, Class C

(n) (7)	Amended Rule 18f-3 Plan – Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund and Emerald Small Cap Value Fund

(q) (2)	Power of Attorney dated August 7, 2015.